UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Reports to Stockholders

VALIC Company I

Semi-Annual Report, November 30, 2016

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2016

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ended November 30, 2016. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 6.01%. Following several months of flat to negative performance, the market trajectory trended upward following the election of Donald Trump as the next U.S. President. After the S&P 500’s nearly 2% decline in October, the U.S. equity market reversed itself and rallied into year-end, supported by continued improvement of economic fundamentals and ignited by the anticipation of tax cuts and reform, regulatory relief and infrastructure spending under the new administration. In short, a renewed optimism of stronger economic growth captured the markets, rallying U.S. equities and raising U.S. Treasury yields. There also was important news in the oil markets. At the end of the period, OPEC reached an agreement to cut oil production. This served to increase oil prices, a dramatic reversal from the low price levels seen earlier in the year.

As anticipated prior to the presidential election, the Federal Reserve (the “Fed”) increased the federal funds target rate by 0.25% to a range between 0.50% and 0.75%. Notes released from the Fed reference a better labor market and inflation moving toward the Fed’s 2% target level were cited to support this increase. More importantly, the Fed is forecasted to raise rates by another 0.75% in 2017—likely in three moves. With the December increase being only the second in more than a decade, rates are widely perceived as being too low. It is important to recall that entering 2016, multiple interest rate increases were predicted, yet only one actually occurred.

Fixed income markets declined across most of the spectrum, with the Bloomberg Barclays U.S. Aggregate Bond Index,** a broad measure of the bond market, down 0.92%. Long Treasuries, as measured by the Bloomberg Barclays US Treasury Long Index,*** erasing most of the gains made in the first half of the year declined -6.08% for the period. Only risk assets, such as high yield assets, gained some ground.

The MSCI EAFE Index (net),**** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, declined -1.25%. Global growth continued to slow during the period which weighed heavily on international markets. Further compounding global pressures was the shadow that was cast over the Eurozone amidst the fallout and potential ramifications from the United Kingdom’s vote to leave the European Union, dubbed “Brexit” (British Exit).

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company I is an important step that may help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
***	Bloomberg Barclays US Treasury Long Index. The Bloomberg Barclays Capital Long U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
****	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2016 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2016 and held until November 30, 2016. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2016 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2016	Ending Account Value Using Actual Return at November 30, 2016	Expenses Paid During the Six Months Ended November 30, 2016	Beginning Account Value at June 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2016	Expenses Paid During the Six Months Ended November 30, 2016	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$1,030.80	$3.56	$1,000.00	$1,021.56	$3.55	0.70%
Blue Chip Growth	$1,000.00	$1,041.99	$4.30	$1,000.00	$1,020.86	$4.26	0.84%
Broad Cap Value Income#	$1,000.00	$1,097.35	$4.47	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$988.94	$3.19	$1,000.00	$1,021.86	$3.24	0.64%
Core Equity#	$1,000.00	$1,087.65	$4.19	$1,000.00	$1,021.06	$4.05	0.80%
Dividend Value#	$1,000.00	$1,094.45	$4.31	$1,000.00	$1,020.96	$4.15	0.82%
Dynamic Allocation#	$1,000.00	$1,016.73	$1.62	$1,000.00	$1,023.46	$1.62	0.32%
Emerging Economies	$1,000.00	$1,101.94	$4.95	$1,000.00	$1,020.36	$4.76	0.94%
Foreign Value	$1,000.00	$1,064.92	$4.14	$1,000.00	$1,021.06	$4.05	0.80%
Global Real Estate	$1,000.00	$958.85	$4.12	$1,000.00	$1,020.86	$4.26	0.84%
Global Social Awareness	$1,000.00	$1,023.80	$3.20	$1,000.00	$1,021.91	$3.19	0.63%
Global Strategy	$1,000.00	$1,040.08	$3.38	$1,000.00	$1,021.76	$3.35	0.66%
Government Money Market I Fund#	$1,000.00	$1,000.05	$2.01	$1,000.00	$1,023.06	$2.03	0.40%
Government Securities	$1,000.00	$985.25	$3.19	$1,000.00	$1,021.86	$3.24	0.64%
Growth#	$1,000.00	$1,031.92	$3.92	$1,000.00	$1,021.21	$3.90	0.77%
Growth & Income#	$1,000.00	$1,061.28	$4.39	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences#	$1,000.00	$987.42	$5.28	$1,000.00	$1,019.75	$5.37	1.06%
Inflation Protected	$1,000.00	$1,005.58	$2.92	$1,000.00	$1,022.16	$2.94	0.58%
International Equities Index	$1,000.00	$985.53	$2.19	$1,000.00	$1,022.86	$2.23	0.44%
International Government Bond	$1,000.00	$972.88	$3.12	$1,000.00	$1,021.91	$3.19	0.63%
International Growth#	$1,000.00	$960.45	$4.96	$1,000.00	$1,020.00	$5.11	1.01%
Large Cap Core	$1,000.00	$1,036.21	$4.24	$1,000.00	$1,020.91	$4.20	0.83%
Large Capital Growth	$1,000.00	$1,001.64	$3.76	$1,000.00	$1,021.31	$3.80	0.75%
Mid Cap Index	$1,000.00	$1,098.91	$1.89	$1,000.00	$1,023.26	$1.83	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,054.05	$4.22	$1,000.00	$1,020.96	$4.15	0.82%
Nasdaq-100® Index#	$1,000.00	$1,067.54	$2.75	$1,000.00	$1,022.41	$2.69	0.53%
Science & Technology	$1,000.00	$1,077.47	$5.16	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap Aggressive Growth#	$1,000.00	$1,114.06	$5.25	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$1,095.80	$4.89	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$1,153.55	$2.21	$1,000.00	$1,023.01	$2.08	0.41%
Small Cap Special Values	$1,000.00	$1,156.85	$4.70	$1,000.00	$1,020.71	$4.41	0.87%
Small-Mid Growth#	$1,000.00	$997.33	$5.01	$1,000.00	$1,020.05	$5.06	1.00%
Stock Index	$1,000.00	$1,058.54	$1.81	$1,000.00	$1,023.31	$1.78	0.35%
Value#	$1,000.00	$1,059.61	$4.39	$1,000.00	$1,020.81	$4.31	0.85%

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2016” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2016” and the “Annualized Expense Ratio” would have been lower.

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Time Deposits	9.7%
Sovereign	8.9
Federal National Mtg. Assoc.	7.2
Diversified Banking Institutions	6.2
Federal Home Loan Mtg. Corp.	4.5
Banks — Commercial	4.4
U.S. Government Treasuries	3.2
Banks — Super Regional	3.2
Registered Investment Companies	3.1
Electric — Integrated	1.7
Telephone — Integrated	1.7
Real Estate Investment Trusts	1.6
Oil Companies — Exploration & Production	1.5
Diversified Financial Services	1.3
Medical — Drugs	1.2
United States Treasury Notes	1.2
Oil Companies — Integrated	1.1
Banks — Fiduciary	0.9
Diversified Manufacturing Operations	0.9
Pipelines	0.9
Medical — HMO	0.8
Auto — Cars/Light Trucks	0.7
Applications Software	0.7
Savings & Loans/Thrifts	0.7
Computers	0.7
Insurance — Property/Casualty	0.7
Networking Products	0.7
Insurance — Multi-line	0.7
Chemicals — Diversified	0.7
Retail — Discount	0.6
Aerospace/Defense	0.6
Insurance — Life/Health	0.6
Airlines	0.5
Insurance — Reinsurance	0.5
Web Portals/ISP	0.5
Finance — Investment Banker/Broker	0.5
Multimedia	0.5
Electronic Components — Semiconductors	0.5
Aerospace/Defense — Equipment	0.5
Food — Misc./Diversified	0.5
Cable/Satellite TV	0.4
Oil Refining & Marketing	0.4
Government National Mtg. Assoc.	0.4
Finance — Credit Card	0.4
Paper & Related Products	0.4
Steel — Producers	0.4
Oil & Gas Drilling	0.4
Chemicals — Specialty	0.4
Retail — Restaurants	0.4
Medical — Biomedical/Gene	0.4
Medical Products	0.4
Internet Content — Entertainment	0.4
Finance — Other Services	0.4
Computer Services	0.3
Retail — Building Products	0.3
Medical Labs & Testing Services	0.3
Medical Instruments	0.3
Cellular Telecom	0.3
Consumer Products — Misc.	0.3
United States Treasury Bonds	0.3
Brewery	0.3
Commercial Services — Finance	0.3
Enterprise Software/Service	0.3
Cruise Lines	0.3
Medical — Hospitals	0.3
Cosmetics & Toiletries	0.3
Retail — Apparel/Shoe	0.3
Food — Retail	0.3
Advertising Agencies	0.3

Coatings/Paint	0.3
Instruments — Controls	0.3
Oil — Field Services	0.3
Finance — Consumer Loans	0.3
Telecom Services	0.3
Electronic Components — Misc.	0.2
Agricultural Operations	0.2
Electric Products — Misc.	0.2
Auto/Truck Parts & Equipment — Original	0.2
Semiconductor Equipment	0.2
Insurance — Mutual	0.2
Retail — Drug Store	0.2
Electronic Forms	0.2
Beverages — Non-alcoholic	0.2
Casino Hotels	0.2
Building & Construction Products — Misc.	0.2
Machinery — Farming	0.2
Gas — Distribution	0.2
X-Ray Equipment	0.2
Electric — Generation	0.2
Containers — Paper/Plastic	0.2
Data Processing/Management	0.2
Commercial Services	0.2
Home Furnishings	0.2
Building Products — Wood	0.2
Diversified Minerals	0.2
Metal Processors & Fabrication	0.2
Wire & Cable Products	0.2
Computers — Integrated Systems	0.2
Machinery — General Industrial	0.1
Diagnostic Equipment	0.1
Electric — Distribution	0.1
Distribution/Wholesale	0.1
Investment Management/Advisor Services	0.1
Human Resources	0.1
Pharmacy Services	0.1
E-Commerce/Products	0.1
Transport — Truck	0.1
Retail — Auto Parts	0.1
Insurance Brokers	0.1
Building — Residential/Commercial	0.1
Finance — Commercial	0.1
Internet Infrastructure Software	0.1
Independent Power Producers	0.1
Satellite Telecom	0.1
Broadcast Services/Program	0.1
Finance — Auto Loans	0.1
Footwear & Related Apparel	0.1
Medical — Wholesale Drug Distribution	0.1
Retail — Major Department Stores	0.1
Rental Auto/Equipment	0.1
Power Converter/Supply Equipment	0.1
Tobacco	0.1
Semiconductor Components — Integrated Circuits	0.1
Internet Connectivity Services	0.1
Auto — Heavy Duty Trucks	0.1
Building & Construction — Misc.	0.1
Gambling (Non-Hotel)	0.1
Hotels/Motels	0.1
Transport — Services	0.1
Electronic Measurement Instruments	0.1
Retail — Automobile	0.1
Food — Dairy Products	0.1
Food — Wholesale/Distribution	0.1
Medical — Outpatient/Home Medical	0.1
Beverages — Wine/Spirits	0.1
Retail — Misc./Diversified	0.1
Tools — Hand Held	0.1
Medical — Generic Drugs	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Engines — Internal Combustion	0.1%
Linen Supply & Related Items	0.1
Lasers — System/Components	0.1
Containers — Metal/Glass	0.1
Coal	0.1
Marine Services	0.1
Building Products — Air & Heating	0.1
Schools	0.1
Finance — Mortgage Loan/Banker	0.1
Medical Information Systems	0.1
Steel Pipe & Tube	0.1
Miscellaneous Manufacturing	0.1
Travel Services	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Office Supplies & Forms	0.1
Entertainment Software	0.1
Poultry	0.1
Water	0.1
Financial Guarantee Insurance	0.1
Building — Maintenance & Services	0.1
Environmental Consulting & Engineering	0.1
Agricultural Chemicals	0.1
Apparel Manufacturers	0.1
Telecom Equipment — Fiber Optics	0.1
Retail — Consumer Electronics	0.1
Disposable Medical Products	0.1
Retail — Appliances	0.1
Diagnostic Kits	0.1
Non-Hazardous Waste Disposal	0.1
Transactional Software	0.1
Engineering/R&D Services	0.1

106.9%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
Americredit Automobile Receivables Trust Series 2016-4, ClassA3 1.53% due 07/08/2021	$49,000	$48,772
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	79,000	79,059
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	25,000	24,779
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	60,000	59,019
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	100,000	100,639
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.91% due 04/15/2021	78,000	78,323
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)	6,369	6,379
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	95,000	97,147
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	91,000	93,403
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	85,000	85,752
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	52,000	52,345
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	24,000	24,606
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	30,000	30,039
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	130,000	126,179
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	100,000	102,448
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	25,000	24,572
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	95,293	93,031
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	29,925	30,157
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	15,816	15,809
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	600,000	615,580

Total Asset Backed Securities
(cost $1,798,927)		1,788,038

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 16.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$32,000	$33,012
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	63,000	62,894

		95,906

Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 2.20% due 10/30/2022	67,000	65,898

Aerospace/Defense - Equipment — 0.1%
Harris Corp. Senior Notes 4.85% due 04/27/2035	80,000	81,393
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,507
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	26,000	23,530

		134,430

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	20,000	19,825
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	49,000	48,109

		67,934

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026	22,000	20,747

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	80,000	81,600
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)(5)	2,671	2,680
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	113,028	115,430

		199,710

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	45,000	43,425

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	72,000	71,897
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	66,000	62,670
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	69,000	65,117

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	$26,000	$24,198

		223,882

Auto - Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	77,000	77,051
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	98,000	96,220
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	68,000	67,389
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	158,077
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	158,000	157,866
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	200,000	197,636
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	200,000	192,667
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	174,000	174,763
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	55,000	55,342

		1,177,011

Auto - Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	43,050
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	24,000	23,948
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	84,000	84,663

		151,661

Banks - Commercial — 0.7%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	166,000	161,967
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	266,686
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	205,000	206,441
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	211,000	212,528
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	79,000	80,375

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	$114,000	$136,592

		1,064,589

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	208,234

Banks - Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	38,000	36,608
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	257,000	255,051
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	212,000	202,858
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	71,000	73,403
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	11,000	10,598
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	16,000	16,548

		595,066

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	60,000	60,150

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	54,000	53,999
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	101,000	101,351
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	44,000	44,451
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	85,000	89,140
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	31,000	33,167
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	164,000	164,101

		486,209

Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	61,000	59,780

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products - Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$54,000	$56,160

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	34,580

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	76,000	73,645

Building Products - Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	45,000	43,987
Masco Corp. Senior Notes 4.45% due 04/01/2025	107,000	108,605

		152,592

Building - Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	45,000	41,625

Cable/Satellite TV — 0.3%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	52,000	52,910
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	53,000	54,590
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	10,000	9,325
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	80,000	82,200
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	58,000	59,196
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	45,000	50,220
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	28,000	31,459
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	23,000	21,246
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	51,000	45,768
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	51,000	43,826
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	79,000	87,196

		537,936

Security Description	Principal Amount	Value (Note 2)

Casino Hotels — 0.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	$75,000	$80,250
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	45,000	43,312
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	56,000	57,120
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	40,000	41,900

		222,582

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	235,000	240,875
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	55,000	56,770

		297,645

Chemicals - Diversified — 0.1%
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	51,000	49,342
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	54,000	51,867

		101,209

Chemicals - Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	63,000	64,260

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	39,000	49,100
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	49,000	46,795

		95,895

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	71,000	70,290

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	114,000	109,229

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.70% due 11/01/2046	11,000	9,996

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services - Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	$41,000	$41,171

Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	35,000	33,163
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	66,000	56,017
Hewlett Packard Enterprise Co. Senior Notes 6.45% due 10/15/2035*	139,000	135,381

		224,561

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	55,000	62,838

Computers — 0.4%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	51,000	47,961
Apple, Inc. Senior Notes 2.85% due 05/06/2021	85,000	86,894
Apple, Inc. Senior Notes 2.85% due 02/23/2023	83,000	83,207
Apple, Inc. Senior Notes 4.50% due 02/23/2036	35,000	37,223
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	148,000	155,698
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	17,000	18,572
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	89,000	101,373
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	59,000	69,183

		600,111

Computers - Integrated Systems — 0.1%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	76,000	79,458

Computers - Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	55,000	63,663

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	29,000	28,828

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	50,000	56,625

Security Description	Principal Amount	Value (Note 2)

Containers - Metal/Glass (continued)
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	$50,000	$50,062

		106,687

Containers - Paper/Plastic — 0.1%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	89,000	86,623
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	35,000	35,630
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	59,000	61,508

		183,761

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021#	90,000	88,354

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	34,000	31,648
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	35,000	37,905

		69,553

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	82,000	81,075
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	53,000	53,551
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	89,000	89,753

		224,379

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	36,000	33,456

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	38,000	37,530
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	55,000	55,485
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	51,000	50,999
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	49,000	48,670
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	98,000	97,784

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$28,000	$28,201
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	116,000	135,816
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	18,000	21,158
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	36,000	36,776
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	403,000	408,598
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	47,000	53,243
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027	62,000	62,563
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	68,000	66,819
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	44,000	45,053
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	31,000	32,386
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	9,000	9,271
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	72,000	78,237
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	91,000	108,963
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	89,000	109,674
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	102,000	102,331
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	87,000	86,774
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	39,000	37,999
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	68,000	68,618
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027	88,000	85,697
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	85,000	87,210
Morgan Stanley Senior Notes 2.13% due 04/25/2018	46,000	46,146

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.80% due 06/16/2020	$51,000	$51,440
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	139,000	142,487
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	206,000	220,181
Morgan Stanley Senior Notes 5.50% due 07/28/2021	75,000	83,428

		2,499,537

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	159,887

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 1.25% due 05/15/2017#	99,000	99,046
General Electric Co. Senior Notes 2.70% due 10/09/2022	66,000	66,217
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	69,000	66,249
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	98,000	113,845
Textron, Inc. Senior Notes 4.00% due 03/15/2026	67,000	66,807
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	48,764

		460,928

Electric - Distribution — 0.1%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	120,000	123,074

Electric - Integrated — 0.8%
AES Corp. Senior Notes 5.50% due 03/15/2024	114,000	112,290
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	40,000	40,052
Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	36,000	35,528
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	30,000	30,403
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	65,000	69,296
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	48,000	42,914
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	72,000	73,036

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	$55,000	$55,720
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	104,000	130,004
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	10,000	10,333
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	140,000	133,294
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	98,000	95,609
South Carolina Electric & Gas Co. 1st Mtg. Notes 5.10% due 06/01/2065	49,000	50,905
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	88,000	88,084
Southern Co. Senior Notes 1.30% due 08/15/2017	72,000	72,031
Southern Power Co. Senior Notes 4.95% due 12/15/2046	71,000	68,672
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	75,000	71,344
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	22,000	22,443

		1,201,958

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	21,000	20,872

Electronic Components - Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	53,000	52,807

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	40,000	41,150
Intel Corp. Senior Notes 1.35% due 12/15/2017	65,000	65,130

		106,280

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	36,000	34,982

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	45,000	44,970

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 9.38% due 02/01/2023*	60,000	61,368

Security Description	Principal Amount	Value (Note 2)

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	$45,000	$45,788
Oracle Corp. Senior Notes 1.90% due 09/15/2021	98,000	95,780
Oracle Corp. Senior Notes 2.65% due 07/15/2026	48,000	45,556
Oracle Corp. Senior Notes 3.85% due 07/15/2036	70,000	67,807
Oracle Corp. Senior Notes 3.90% due 05/15/2035	27,000	26,413

		281,344

Finance - Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	114,000	112,860
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	60,000	61,350

		174,210

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	195,500

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	105,000	101,850
Navient Corp. Senior Notes 5.63% due 08/01/2033	106,000	85,860
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	59,000	60,032

		247,742

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	61,000	60,433
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	98,000	96,992

		157,425

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2049†	44,000	2,596
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	69,000	7
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	58,000	58,741

		61,351

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	$56,000	$61,196

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	96,000

Finance - Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	45,000	44,991
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	125,000	125,033
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	90,000	89,373
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	41,000	40,931

		300,328

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	32,370

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	98,000	106,576

Food - Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	25,000	24,532
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	43,000	44,445
Kroger Co. Senior Notes 2.65% due 10/15/2026	73,000	67,450

		136,427

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	34,380

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	8,000	7,680

Gambling (Non-Hotel) — 0.1%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	65,000	65,081
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	90,000	84,375

		149,456

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	31,000	31,326

Security Description	Principal Amount	Value (Note 2)

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	$37,000	$37,740

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	37,000	38,578
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	26,000	28,865

		67,443

Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	37,000	37,925

Independent Power Producers — 0.1%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	90,000	85,500
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	90,000	90,225

		175,725

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	28,000	28,648

Instruments - Controls — 0.1%
Honeywell International, Inc. Senior Notes 2.50% due 11/01/2026	136,000	128,760

Insurance - Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	44,000	41,223
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	126,000	120,561
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	39,000	42,296
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	159,128
Unum Group Senior Notes 5.75% due 08/15/2042	30,000	31,708

		394,916

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	121,000	142,730
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	45,000	46,744
Metropolitan Life Global Funding I Sec. Notes 1.88% due 06/22/2018*	200,000	200,804

		390,278

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	$64,000	$57,431
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	220,000	222,533
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	65,000	65,384

		345,348

Insurance - Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	60,000	59,702

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	75,000	75,844
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	45,000	46,800

		122,644

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	80,000	85,609

Machinery - Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	74,000	74,028
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	108,000	108,405

		182,433

Machinery - General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	55,000	52,938

Machinery - Pumps — 0.0%
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	19,000	18,231

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	105,000	103,425

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	22,000	22,145
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	70,000	69,800
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	36,000	35,804
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	51,000	50,254

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services (continued)
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	$135,000	$135,152
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	206,139

		519,294

Medical - Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	31,000	29,600
Celgene Corp. Senior Notes 3.63% due 05/15/2024	65,000	65,422
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	24,000	22,940

		117,962

Medical - Drugs — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	72,000	72,950
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*	40,000	38,250
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	59,000	63,617

		174,817

Medical - HMO — 0.2%
Centene Corp. Senior Notes 4.75% due 01/15/2025	40,000	38,300
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	65,000	50,863
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	66,000	66,028
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	72,000	71,369
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	51,000	52,584

		279,144

Medical - Hospitals — 0.2%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	100,000	66,688
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	52,000	52,056
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	63,000	55,125
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	110,000	109,587

		283,456

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	$40,000	$39,950
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	29,000	30,015

		69,965

Multimedia — 0.2%
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	49,000	48,765
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	72,000	70,572
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	46,000	43,961
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	32,000	34,038
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	71,000	71,141
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	34,000	34,081

		302,558

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	92,000	92,046
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	58,000	58,548
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	79,000	78,580
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026	21,000	19,910

		249,084

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	20,000	19,467

Oil Companies - Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	161,000	142,647
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	32,000	36,029
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	50,000	51,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022#	55,000	44,963
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	60,000	62,250

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	$90,000	$92,700
Hess Corp. Senior Notes 4.30% due 04/01/2027	43,000	40,800
Hess Corp. Senior Notes 5.60% due 02/15/2041	33,000	30,573
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	50,000	50,500
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	56,000	58,240
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	110,000	111,650
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	66,000	65,570
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	69,000	65,589
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	49,000	48,615
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	37,000	32,375
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	53,760
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	59,000	62,245

		1,049,506

Oil Companies - Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	96,000	95,857
Chevron Corp. Senior Notes 1.96% due 03/03/2020	53,000	52,502
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	57,000	56,961

		205,320

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	29,000	28,493

Oil Refining & Marketing — 0.0%
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	60,000	57,300

Oil - Field Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	75,000	58,500

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services (continued)
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	$32,000	$31,280

		89,780

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	65,325
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	70,000	71,547
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	131,000	132,668
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	95,000	97,896
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	56,000	61,633
International Paper Co. Senior Notes 4.40% due 08/15/2047	30,000	27,658
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	40,000	40,700

		497,427

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	36,000	34,930
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	66,000	68,354
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	80,000	76,680

		179,964

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	42,000	42,840
Colorado Interstate Gas Co. LLC /Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	48,000	45,716
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	19,000	19,102
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	40,230
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	35,000	31,867
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	11,000	10,874
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	94,000	98,634

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	$26,000	$25,310
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	65,000	63,930
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	38,000	38,099
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	25,000	23,837
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	100,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	54,000	56,160
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	39,000	38,045
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	24,000	20,947
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	24,000	22,900
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	23,000	24,416
Phillips 66 Senior Notes 4.90% due 10/01/2046	36,000	33,651
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	31,000	29,184
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	37,000	36,130
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	41,000	40,488
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	100,000	107,750
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	37,000	35,123
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	20,000	19,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	60,000	59,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	142,290
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	68,000	69,173

		1,275,646

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	$64,000	$63,799

Printing - Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	65,000	61,913

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	60,000	59,550

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	70,000	64,689
American Tower Corp. Senior Notes 3.38% due 10/15/2026	52,000	49,236
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	23,000	21,862
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	44,000	41,604
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	40,000	42,100
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	50,000	48,375
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	10,000	8,738
iStar, Inc. Senior Notes 6.50% due 07/01/2021	78,000	78,195
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	24,000	22,389
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	20,000	18,834
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	42,000	41,211

		437,233

Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	50,000	50,375

Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	47,000	50,878

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*#	9,000	8,685
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	26,000	23,985

Security Description	Principal Amount	Value (Note 2)

Rental Auto/Equipment (continued)
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	$78,000	$70,629
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	44,000	38,335

		141,634

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	84,000	70,140

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	6,000	5,945
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	32,000	27,922

		33,867

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	87,000	86,437
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	63,000	62,453
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	33,000	33,967

		182,857

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	40,540	42,656
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	32,001	35,936
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	49,060	56,350

		134,942

Retail - Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	60,000	60,000
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	12,000	12,469
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	45,000	42,862

		115,331

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	80,000	86,000

Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	80,000	81,180

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	$240,000	$270,365
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	86,000	102,507

		454,052

Semiconductor Components - Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	23,000	22,854
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	9,000	8,942

		31,796

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	84,000	73,095

Steel - Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	50,000	54,375
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	54,000	56,295
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	34,000	37,570

		148,240

Telecom Services — 0.1%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	80,000	76,808

Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	60,000	60,150

Telephone - Integrated — 0.6%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	175,000	171,738
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	92,000	80,658
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	121,000	114,727
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	79,000	73,787
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	43,000	46,248
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	16,000	16,720
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	55,000	55,138

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	$40,000	$42,000
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	85,000	85,756
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	27,000	26,298
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	124,000	115,670
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	55,000	55,149

		883,889

Transport - Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	30,000	28,258

Transport - Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	34,000	32,616
CSX Corp. Senior Notes 4.25% due 11/01/2066	38,000	34,253

		66,869

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	94,163

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	30,000	30,251

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	65,000	64,675
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	49,000	46,795

		111,470

Total U.S. Corporate Bonds & Notes
(cost $26,282,771)		26,347,578

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Banks - Commercial — 0.6%
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	103,000	102,688
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	68,000	72,522
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	215,678
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	249,609

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	$79,000	$82,771
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	98,000	95,241
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	27,000	25,985
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	43,000	42,630

		887,124

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	117,000	121,507

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	60,000	59,700

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	199,500

Cruise Lines — 0.1%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	20,000	20,250
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	80,000	85,800

		106,050

Diversified Banking Institutions — 0.0%
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	60,000	59,104

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	200,000	208,194

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	25,000	25,156

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	100,000	115,360

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	233,000	231,957
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	37,000	36,205

		268,162

Security Description	Principal Amount	Value (Note 2)

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	$28,000	$27,476

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	45,000	44,481
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	83,000	76,954

		121,435

Machinery - General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	47,000	48,645

Medical - Drugs — 0.1%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	68,000	64,088
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	15,000	13,836
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	7,000	6,065

		83,989

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	90,000	91,281

Motion Pictures & Services — 0.0%
LG FinanceCo Corp. Senior Notes 5.88% due 11/01/2024*	40,000	39,800

Oil & Gas Drilling — 0.0%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	15,250

Oil Companies - Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	36,000	44,664
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	175,000	157,500

		202,164

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	56,000	55,539
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	38,000	36,405
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	62,000	63,214
BP Capital Markets PLC Company Guar. Notes 3.72% due 11/28/2028	63,000	63,398

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$26,000	$20,111
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	103,000	90,343
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	69,000	69,049
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	72,000	71,836
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	79,000	78,743

		548,638

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	5,000	5,044

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	43,000	44,119

Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Notes 8.88% due 11/15/2024*	65,000	66,381

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	51,800

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000	39,400

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 7.25% due 02/25/2022#	100,000	112,500

Telephone - Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	161,000	153,659
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	70,000	73,150

		226,809

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	51,000	58,907

Total Foreign Corporate Bonds & Notes
(cost $3,887,956)		3,833,495

U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 4.5%
2.49% due 02/01/2037 FRS	18,395	19,180
2.50% due 01/01/2028	63,372	63,736
2.50% due 03/01/2031	142,836	143,495
3.00% due 08/01/2027	222,386	228,836

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
3.00% due 10/01/2042	$151,065	$151,764
3.00% due 11/01/2042	311,837	311,199
3.00% due 04/01/2043	425,034	424,940
3.00% due 07/01/2045	299,469	298,403
3.00% due December 30 TBA	1,112,000	1,107,048
3.03% due 11/01/2037 FRS	165,338	175,105
3.50% due 03/01/2042	77,724	79,828
3.50% due 08/01/2042	259,139	267,592
3.50% due 09/01/2043	136,901	141,177
3.50% due 03/01/2045	298,193	306,250
3.50% due 07/01/2045	721,591	742,413
3.50% due 08/01/2045	208,848	215,155
4.00% due 09/01/2040	187,941	198,304
4.00% due 07/01/2044	195,558	205,727
4.00% due 11/01/2045	404,300	425,392
4.50% due 01/01/2039	4,065	4,381
4.50% due 12/01/2039	155,894	167,985
4.50% due 04/01/2044	52,402	56,474
4.50% due 09/01/2044	471,634	508,145
4.50% due 03/01/2046	362,983	391,210
5.00% due 10/01/2033	919	1,014
5.00% due 11/01/2043	130,290	143,657
6.00% due 08/01/2036	29,078	33,046
6.00% due 03/01/2040	26,415	30,181
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN1, Class M2
2.78% due 02/25/2024 FRS(3)	103,000	104,785
Series 2014-HQ2, Class M2
2.78% due 09/25/2024 FRS(3)	150,000	153,350
Series 2014-HQ3, Class M2
3.23% due 10/25/2024 FRS(3)	1,158	1,167
Series 2015-HQA1, Class M2
3.24% due 03/25/2028 FRS(3)	21,690	22,032
Series 2016-HQA1, Class M2
3.34% due 09/25/2028 FRS(3)	77,000	79,080

		7,202,051

Federal National Mtg. Assoc. — 7.2%
2.50% due 09/01/2027	40,839	41,077
2.50% due 04/01/2028	201,722	202,906
2.50% due 05/01/2031	421,819	424,088
2.50% due December 15 TBA	125,000	125,547
2.53% due 09/01/2035 FRS	125,492	132,113
2.67% due 10/01/2035 FRS	143,008	150,916
2.75% due 05/01/2037 FRS	30,031	31,488
2.79% due 11/01/2036 FRS	44,730	47,390
2.85% due 07/01/2039 FRS	96,628	101,493
2.91% due 05/01/2040 FRS	148,267	156,590
3.00% due 04/01/2027	82,163	84,560
3.00% due 10/01/2027	102,933	105,936
3.00% due 12/01/2027	99,221	102,144
3.00% due 01/01/2028	129,980	133,772
3.00% due 10/01/2030	185,691	191,108
3.00% due 03/01/2042	94,512	94,564
3.00% due 12/01/2042	52,304	52,370
3.00% due 05/01/2043	283,369	283,728
3.00% due 06/01/2045	186,479	186,945
3.00% due 08/01/2045	371,427	370,316
3.00% due 09/01/2046	128,101	127,718
3.00% due December 15 TBA	77,000	79,190
3.00% due December 30 TBA	248,000	247,031
3.09% due 10/01/2040 FRS	32,480	34,393
3.14% due 08/01/2035 FRS	59,894	63,960
3.27% due 10/01/2040 FRS	68,778	72,699

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2026	$115,776	$120,744
3.50% due 08/01/2027	19,966	20,821
3.50% due 10/01/2028	182,899	192,000
3.50% due 08/01/2042	293,728	303,098
3.50% due 07/01/2045	120,755	124,080
3.50% due 08/01/2045	173,381	178,569
3.50% due 09/01/2045	142,656	146,597
3.50% due 10/01/2045	207,393	213,782
3.50% due 11/01/2045	235,298	241,783
3.50% due 12/01/2045	586,493	602,540
3.50% due 02/01/2046	353,574	363,249
3.50% due 03/01/2046	838,860	861,813
3.50% due 07/01/2046	54,878	56,559
3.50% due December 15 TBA	164,000	170,823
3.50% due December 30 TBA	17,000	17,459
4.00% due 09/01/2040	59,088	62,312
4.00% due 12/01/2040	368,534	389,628
4.00% due 11/01/2041	139,187	147,220
4.00% due 01/01/2042	75,924	80,305
4.00% due 01/01/2043	559,556	594,175
4.00% due 12/01/2043	89,126	94,969
4.00% due 10/01/2044	231,909	244,294
4.00% due 02/01/2045	369,113	390,828
4.00% due 02/01/2046	8,025	8,457
4.50% due 10/01/2024	65,355	69,177
4.50% due 03/01/2025	96,547	102,170
4.50% due 06/01/2039	456,635	497,223
4.50% due 11/01/2040	17,929	19,377
4.50% due 05/01/2041	55,628	59,992
4.50% due 07/01/2041	25,369	27,407
4.50% due 08/01/2045	506,372	555,375
4.50% due December 30 TBA	61,000	65,803
5.00% due 11/01/2033	2,656	2,925
5.00% due 05/01/2040	40,576	44,580
5.00% due 06/01/2040	123,213	135,166
5.00% due 07/01/2040	303,066	332,681
5.50% due 12/01/2029	17,030	18,996
5.50% due 08/01/2037	80,744	90,504
6.00% due 05/01/2017	1,481	1,489
6.00% due 11/01/2038	60,758	69,168
6.00% due 06/01/2040	3,632	4,134
6.50% due 02/01/2017	162	162

		11,366,476

Government National Mtg. Assoc. — 0.4%
3.00% due 05/20/2045	138,532	140,898
3.00% due 07/20/2045	25,738	26,175
3.00% due Decemeber 30 TBA	175,000	177,707
3.50% due 04/20/2045	201,585	210,042
3.50% due 07/20/2045	44,428	46,298
4.00% due 03/20/2044	14,872	15,782
4.00% due 07/20/2045	16,531	17,540
4.00% due 10/20/2045	32,744	34,782
6.00% due 02/15/2029	1,854	2,116
6.00% due 06/15/2029	7,003	8,193

		679,533

Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	50,000	50,508

Total U.S. Government Agencies
(cost $19,566,389)		19,298,568

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Bonds — 0.3%
United States Treasury Bonds
2.25% due 08/15/2046#	$122,000	$103,243
2.50% due 02/15/2046	60,000	53,707
2.50% due 05/15/2046#	122,000	109,180
3.00% due 11/15/2044	39,000	38,858
3.00% due 05/15/2045	8,000	7,959
3.00% due 11/15/2045	153,000	152,091
3.63% due 02/15/2044	17,000	19,023
4.50% due 02/15/2036#	6,000	7,642

		491,703

United States Treasury Notes — 1.2%
United States Treasury Notes
0.13% due 04/15/2018 TIPS(6)	196,336	197,679
0.75% due 01/31/2018	72,000	71,820
1.00% due 12/15/2017	137,000	137,134
1.13% due 06/30/2021	331,000	320,863
1.13% due 07/31/2021	109,000	105,538
1.25% due 03/31/2021	37,000	36,186
1.38% due 03/31/2020	357,000	355,382
1.50% due 01/31/2022	24,000	23,497
1.50% due 03/31/2023#	73,000	70,280
1.50% due 08/15/2026#	263,000	242,905
1.63% due 05/15/2026	170,000	159,176
1.75% due 12/31/2020	27,000	27,023
2.13% due 12/31/2021	61,000	61,632

		1,809,115

Total U.S. Government Treasuries
(cost $2,387,467)		2,300,818

FOREIGN GOVERNMENT OBLIGATIONS — 8.9%
Electric - Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	79,000	79,070

Sovereign — 8.9%
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023	1,000,000	887,500
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	800,000	822,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	1,500,000	1,541,250
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026#	1,255,000	1,312,102
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	900,000	940,500
Republic of Argentina Senior Notes 6.63% due 07/06/2028	570,000	530,100
Republic of Argentina Senior Notes 6.88% due 04/22/2021	980,000	1,021,650
Republic of Argentina Senior Notes 7.13% due 07/06/2036	200,000	184,100
Republic of Argentina Senior Notes 7.50% due 04/22/2026	830,000	838,300

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Indonesia Senior Notes 4.75% due 01/08/2026	$965,000	$1,015,763
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	915,000	972,248
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	590,000	706,519
Republic of Panama Senior Notes 5.20% due 01/30/2020	155,000	166,625
Republic of Panama Senior Notes 6.70% due 01/26/2036	135,000	165,713
Republic of Peru Senior Notes 8.75% due 11/21/2033	1,100,000	1,619,750
Republic of Poland Senior Notes 3.00% due 03/17/2023	335,000	329,556
Republic of Poland Senior Notes 3.25% due 04/06/2026	335,000	324,112
United Mexican States Senior Notes 3.50% due 01/21/2021#	238,000	241,332
United Mexican States Senior Notes 4.13% due 01/21/2026	325,000	320,938
United Mexican States Senior Bonds 4.75% due 03/08/2044	209,000	185,488

		14,125,546

Total Foreign Government Obligations
(cost $15,186,697)		14,204,616

COMMON STOCKS — 40.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	222	5,343
Omnicom Group, Inc.	3,288	285,859

		291,202

Aerospace/Defense — 0.6%
Aerovironment, Inc.†#	780	22,074
Arconic, Inc.	794	15,308
Boeing Co.	2,399	361,193
Cubic Corp.	856	39,633
General Dynamics Corp.	1,681	294,763
Lockheed Martin Corp.	47	12,467
National Presto Industries, Inc.	95	9,039
Northrop Grumman Corp.	503	125,574
Spirit AeroSystems Holdings, Inc., Class A†	18	1,049

		881,100

Aerospace/Defense - Equipment — 0.4%
AAR Corp.	1,071	39,509
Aerojet Rocketdyne Holdings, Inc.†	1,335	27,127
Harris Corp.	380	39,353
Kaman Corp.#	974	47,453
Moog, Inc., Class A†	1,079	75,347
United Technologies Corp.	3,313	356,876

		585,665

Security Description	Shares	Value (Note 2)

Agricultural Chemicals — 0.0%
Monsanto Co.	79	$8,114

Agricultural Operations — 0.2%
Andersons, Inc.	897	35,297
Archer-Daniels-Midland Co.	7,810	337,626

		372,923

Airlines — 0.4%
Allegiant Travel Co.	250	40,850
American Airlines Group, Inc.#	6,538	303,625
Delta Air Lines, Inc.	2,560	123,341
Hawaiian Holdings, Inc.†	1,039	53,352
JetBlue Airways Corp.†	190	3,817
SkyWest, Inc.	1,680	61,908
Southwest Airlines Co.	793	36,962
United Continental Holdings, Inc.†	510	35,164

		659,019

Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	1,096	50,953
Oxford Industries, Inc.	286	20,781
Ralph Lauren Corp.	37	3,870

		75,604

Appliances — 0.0%
iRobot Corp.†	753	42,921
Whirlpool Corp.	38	6,173

		49,094

Applications Software — 0.6%
Citrix Systems, Inc.†	3,427	297,224
Ebix, Inc.#	430	25,628
Microsoft Corp.	9,113	549,149
Progress Software Corp.	1,314	38,855
Red Hat, Inc.†	168	13,291
salesforce.com, Inc.†	171	12,312
Tangoe, Inc.†	446	3,532

		939,991

Athletic Equipment — 0.0%
Nautilus, Inc.†	597	10,268

Audio/Video Products — 0.0%
Daktronics, Inc.	1,521	15,651
DTS, Inc.	338	14,351
Universal Electronics, Inc.†#	411	27,681

		57,683

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	619	37,016

Auto - Truck Trailers — 0.0%
Wabash National Corp.†	1,226	16,907

Auto/Truck Parts & Equipment - Original — 0.2%
American Axle & Manufacturing Holdings, Inc.†	2,105	32,964
Cooper-Standard Holding, Inc.†	487	46,421
Gentherm, Inc.†	700	22,295
Lear Corp.	1,805	233,766
Superior Industries International, Inc.	888	22,333
Titan International, Inc.	1,515	17,513

		375,292

Auto/Truck Parts & Equipment - Replacement — 0.1%
Dorman Products, Inc.†	592	42,766
Motorcar Parts of America, Inc.†	357	8,732
Standard Motor Products, Inc.#	721	36,007

		87,505

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
B2B/E-Commerce — 0.0%
ePlus, Inc.†	127	$14,122

Banks - Commercial — 3.1%
Ameris Bancorp	1,034	46,375
Associated Banc-Corp.	1,578	36,057
BancorpSouth, Inc.	867	24,753
Bank of Hawaii Corp.#	457	38,100
Bank of the Ozarks, Inc.#	959	46,531
Banner Corp.	786	40,974
BB&T Corp.	8,504	384,806
Cardinal Financial Corp.	959	30,678
Cathay General Bancorp, Class B	797	27,975
Central Pacific Financial Corp.	940	27,777
Chemical Financial Corp.	733	38,028
City Holding Co.	433	26,621
Columbia Banking System, Inc.	1,758	70,004
Commerce Bancshares, Inc.	895	49,033
Community Bank System, Inc.	1,683	95,426
Cullen/Frost Bankers, Inc.	578	47,575
Customers Bancorp, Inc.†	1,455	44,377
CVB Financial Corp.	2,968	61,645
East West Bancorp, Inc.	6,768	324,052
Fidelity Southern Corp.	642	14,317
First BanCorp†	5,261	31,145
First Commonwealth Financial Corp.	2,612	32,963
First Financial Bancorp	2,915	78,122
First Financial Bankshares, Inc.#	1,974	84,981
First Horizon National Corp.	2,464	47,013
First Midwest Bancorp, Inc.	2,392	58,078
First NBC Bank Holding Co.†#	537	3,786
First Republic Bank	1,482	121,376
FNB Corp.	2,209	33,754
Fulton Financial Corp.	1,785	31,684
Glacier Bancorp, Inc.	2,270	77,861
Great Western Bancorp, Inc.	2,149	85,960
Hancock Holding Co.	831	34,528
Hanmi Financial Corp.	974	29,902
Home BancShares, Inc.	3,689	95,434
Hope Bancorp, Inc.	3,786	75,341
Independent Bank Corp.	780	50,778
International Bancshares Corp.	617	24,017
LegacyTexas Financial Group, Inc.	1,246	48,918
M&T Bank Corp.#	1,726	248,440
MB Financial, Inc.	738	31,933
NBT Bancorp, Inc.	1,267	48,957
OFG Bancorp	2,101	28,363
Old National Bancorp	6,174	105,267
Opus Bank	573	14,497
PacWest Bancorp	1,243	63,704
Pinnacle Financial Partners, Inc.	1,301	83,914
PrivateBancorp, Inc.	832	38,921
Prosperity Bancshares, Inc.	728	48,143
Regions Financial Corp.	16,683	225,888
S&T Bancorp, Inc.	1,022	36,169
ServisFirst Bancshares, Inc.	642	47,264
Signature Bank†	555	83,200
Simmons First National Corp., Class A	851	51,443
Southside Bancshares, Inc.	1,273	48,972
SVB Financial Group†	538	85,020
Synovus Financial Corp.	1,299	50,284
TCF Financial Corp.	1,817	31,525
Texas Capital Bancshares, Inc.†	1,663	120,983
Tompkins Financial Corp.#	357	30,809
TrustCo Bank Corp. NY	5,386	43,896
Trustmark Corp.	694	23,395
UMB Financial Corp.	1,938	147,327

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Umpqua Holdings Corp.	2,258	$40,125
United Bankshares, Inc.#	2,541	117,267
United Community Banks, Inc.	2,111	57,377
Valley National Bancorp	2,607	29,563
Webster Financial Corp.	938	46,534
Westamerica Bancorporation#	1,122	69,598
Western Alliance Bancorp†	1,201	56,111
Wintrust Financial Corp.	2,278	149,983
Zions Bancorporation	2,148	85,469

		4,911,086

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	11,157	529,065
Boston Private Financial Holdings, Inc.	4,168	62,520
Citizens Financial Group, Inc.	5,444	182,429
Northern Trust Corp.	2,215	181,962
State Street Corp.	3,833	302,040

		1,258,016

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	817	24,012

Banks - Super Regional — 2.7%
Comerica, Inc.	6,353	405,004
Fifth Third Bancorp	8,000	208,160
Huntington Bancshares, Inc.	11,317	141,010
KeyCorp	11,329	196,105
PNC Financial Services Group, Inc.	5,127	566,738
SunTrust Banks, Inc.	5,732	297,777
US Bancorp	16,790	833,120
Wells Fargo & Co.	30,978	1,639,356

		4,287,270

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co.	1,034	41,722
Dr Pepper Snapple Group, Inc.	1,433	124,298
Monster Beverage Corp.†	99	4,430
PepsiCo, Inc.	1,525	152,653

		323,103

Beverages - Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	65	3,070
Brown-Forman Corp., Class B	185	8,390

		11,460

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	559	14,031

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class C†	677	17,900
Scripps Networks Interactive, Inc., Class A	23	1,593
Starz, Class A†	43	1,456
TiVo Corp.†#	4,043	81,871
World Wrestling Entertainment, Inc., Class A	708	13,296

		116,116

Building & Construction Products - Misc. — 0.2%
Drew Industries, Inc.	480	50,448
Gibraltar Industries, Inc.†	858	38,610
Owens Corning	987	50,712
Patrick Industries, Inc.†	279	19,907
Quanex Building Products Corp.	657	12,779
Simpson Manufacturing Co., Inc.	789	37,193
Trex Co., Inc.†	563	37,040

		246,689

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building & Construction - Misc. — 0.1%
Aegion Corp.†	1,318	$31,883
Comfort Systems USA, Inc.	712	22,926
MYR Group, Inc.†	683	25,585
TopBuild Corp.†	1,003	36,399

		116,793

Building Products - Air & Heating — 0.0%
AAON, Inc.	761	25,037

Building Products - Cement — 0.0%
Headwaters, Inc.†	1,422	33,702
US Concrete, Inc.†#	272	15,463

		49,165

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	552	26,330
Griffon Corp.#	583	13,934
PGT, Inc.†	939	10,423

		50,687

Building Products - Wood — 0.1%
Boise Cascade Co.†	1,315	29,982
Masco Corp.	216	6,836
Universal Forest Products, Inc.	390	38,743

		75,561

Building - Heavy Construction — 0.0%
Orion Group Holdings, Inc.†	1,206	12,024

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	1,835	80,740

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	162	15,317
Winnebago Industries, Inc.#	516	16,744

		32,061

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	126	3,493
Installed Building Products, Inc.†	381	15,811
LGI Homes, Inc.†#	323	10,546
M/I Homes, Inc.†	473	11,049
MDC Holdings, Inc.#	752	20,214
Meritage Homes Corp.†	722	26,028
WCI Communities, Inc.†	419	9,742

		96,883

Cable/Satellite TV — 0.0%
Comcast Corp., Class A	436	30,306

Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,572	29,617
MGM Resorts International†	1,837	52,740
Monarch Casino & Resort, Inc.†	209	5,200

		87,557

Casino Services — 0.0%
Scientific Games Corp., Class A†#	1,405	20,724

Cellular Telecom — 0.1%
ATN International, Inc.	204	14,751
T-Mobile US, Inc.†	3,380	183,230

		197,981

Chemicals - Diversified — 0.6%
Aceto Corp.	569	11,625
AdvanSix, Inc.†	592	11,070
Dow Chemical Co.	7,970	444,088
E.I. du Pont de Nemours & Co.	254	18,697

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
Innophos Holdings, Inc.	661	$36,038
Innospec, Inc.	460	30,222
Koppers Holdings, Inc.†	709	27,190
LyondellBasell Industries NV, Class A	3,102	280,173
PPG Industries, Inc.	67	6,427

		865,530

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	1,445	20,057

Chemicals - Other — 0.0%
American Vanguard Corp.	495	9,009

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	992	33,034

Chemicals - Specialty — 0.3%
Balchem Corp.	617	49,274
Calgon Carbon Corp.	1,805	31,949
Chemours Co.	5,910	146,095
H.B. Fuller Co.	1,660	78,003
Hawkins, Inc.	436	21,168
Ingevity Corp.†	808	42,315
Kraton Corp.†	1,022	31,508
Quaker Chemical Corp.	359	45,679
Stepan Co.	642	52,111

		498,102

Circuit Boards — 0.0%
Park Electrochemical Corp.	867	15,719
TTM Technologies, Inc.†	2,826	38,349

		54,068

Coal — 0.0%
Cloud Peak Energy, Inc.†	2,101	12,060
SunCoke Energy, Inc.	2,100	23,982

		36,042

Coatings/Paint — 0.2%
Sherwin-Williams Co.	1,007	270,551

Commercial Services — 0.2%
CoreLogic, Inc.†	1,338	50,483
Healthcare Services Group, Inc.	1,409	54,881
HMS Holdings Corp.†	2,814	51,552
Medifast, Inc.	214	8,363
Nielsen Holdings PLC	264	11,378
Nutrisystem, Inc.#	566	20,801
Team, Inc.†	853	29,258

		226,716

Commercial Services - Finance — 0.3%
Cardtronics PLC, Class A†	1,089	53,873
Green Dot Corp., Class A†	1,471	35,466
LendingTree, Inc.†#	209	21,903
PayPal Holdings, Inc.†	353	13,866
S&P Global, Inc.	50	5,950
Western Union Co.	12,976	272,885
WEX, Inc.†	183	20,223

		424,166

Communications Software — 0.0%
Digi International, Inc.†	498	6,673

Computer Aided Design — 0.0%
ANSYS, Inc.†	502	47,203

Computer Data Security — 0.0%
Qualys, Inc.†	550	18,260

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	783	$15,347

Computer Services — 0.2%
Accenture PLC, Class A	180	21,497
CACI International, Inc., Class A†	812	105,073
Ciber, Inc.†	1,418	1,177
Cognizant Technology Solutions Corp., Class A†	158	8,702
Engility Holdings, Inc.†	595	21,569
ExlService Holdings, Inc.†	643	30,581
Hewlett Packard Enterprise Co.	503	11,971
Insight Enterprises, Inc.†	1,186	41,534
International Business Machines Corp.	32	5,191
Sykes Enterprises, Inc.†	760	21,417
TeleTech Holdings, Inc.	308	8,855
Teradata Corp.†	748	20,084
Tessera Holdings Corp.	932	36,907
Virtusa Corp.†#	527	11,710

		346,268

Computer Software — 0.0%
Akamai Technologies, Inc.†	52	3,468
Blackbaud, Inc.	924	58,009

		61,477

Computers — 0.3%
Apple, Inc.	3,329	367,921
HP, Inc.	4,170	64,218

		432,139

Computers - Integrated Systems — 0.1%
Agilysys, Inc.†	286	2,920
Cray, Inc.†	781	15,073
Mercury Systems, Inc.†#	1,013	30,096
MTS Systems Corp.	489	26,333
Super Micro Computer, Inc.†	1,044	28,554

		102,976

Computers - Memory Devices — 0.0%
NetApp, Inc.	63	2,303

Computers - Other — 0.0%
Lumentum Holdings, Inc.†	1,503	60,270

Computers - Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	1,131	49,221

Consulting Services — 0.0%
Forrester Research, Inc.	191	7,812
Navigant Consulting, Inc.†	1,283	31,690

		39,502

Consumer Products - Misc. — 0.3%
Central Garden & Pet Co.†	801	23,133
Central Garden & Pet Co., Class A†	643	17,599
Clorox Co.	658	76,038
Kimberly-Clark Corp.	2,761	319,199
WD-40 Co.	273	29,457

		465,426

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.	433	21,680
KapStone Paper and Packaging Corp.	2,106	43,026
Multi-Color Corp.	252	18,119

		82,825

Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	499	32,550
Inter Parfums, Inc.	606	20,877

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries (continued)
Procter & Gamble Co.	3,647	$300,731

		354,158

Cruise Lines — 0.2%
Carnival Corp.	6,731	346,041

Data Processing/Management — 0.1%
CSG Systems International, Inc.	621	27,635
First Data Corp., Class A†	3,572	52,044
Fiserv, Inc.†	1,050	109,851

		189,530

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	500	30,225

Diagnostic Equipment — 0.0%
Abbott Laboratories	125	4,759
BioTelemetry, Inc.†	538	10,464
Danaher Corp.	183	14,305
Repligen Corp.†	648	20,866
Thermo Fisher Scientific, Inc.	18	2,522

		52,916

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	477	56,119
Meridian Bioscience, Inc.	807	13,961

		70,080

Dialysis Centers — 0.0%
DaVita, Inc.†	563	35,666

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	353	53,038
Merit Medical Systems, Inc.†	852	20,065

		73,103

Distribution/Wholesale — 0.1%
Anixter International, Inc.†	936	73,148
Core-Mark Holding Co., Inc.	1,231	44,944
Essendant, Inc.	1,285	24,891
G-III Apparel Group, Ltd.†	1,009	27,404
Ingram Micro, Inc., Class A†	149	5,579
ScanSource, Inc.†	890	33,687
Veritiv Corp.†	184	8,620

		218,273

Diversified Banking Institutions — 4.5%
Bank of America Corp.	80,306	1,696,063
Citigroup, Inc.	35,136	1,981,319
Goldman Sachs Group, Inc.	3,935	862,906
JPMorgan Chase & Co.	23,961	1,920,953
Morgan Stanley	15,388	636,448

		7,097,689

Diversified Manufacturing Operations — 0.6%
3M Co.	1,437	246,790
Actuant Corp., Class A	1,986	51,537
AZZ, Inc.	497	32,355
Barnes Group, Inc.	1,320	60,984
Dover Corp.	54	3,921
EnPro Industries, Inc.	726	44,141
Fabrinet†	695	29,746
Federal Signal Corp.	1,150	18,170
General Electric Co.	11,035	339,437
Harsco Corp.	2,710	37,940
Ingersoll-Rand PLC	89	6,634
LSB Industries, Inc.†#	386	2,972
Lydall, Inc.†	329	19,641

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp.	53	$7,363
Raven Industries, Inc.	1,114	27,906
Standex International Corp.	245	21,584
Tredegar Corp.	997	22,233

		973,354

Diversified Minerals — 0.1%
US Silica Holdings, Inc.	1,745	88,314

Diversified Operations — 0.0%
Leucadia National Corp.	745	16,405

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	736	32,310

Drug Delivery Systems — 0.0%
Depomed, Inc.†#	1,177	22,481
Nektar Therapeutics†#	2,911	35,761

		58,242

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	254	190,645
Blue Nile, Inc.	223	8,991
FTD Cos., Inc.†	681	15,568

		215,204

E-Commerce/Services — 0.0%
Priceline Group, Inc.†	12	18,044
Stamps.com, Inc.†#	308	32,710

		50,754

E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	460	4,232
QuinStreet, Inc.†	693	2,211

		6,443

E-Services/Consulting — 0.0%
Perficient, Inc.†	693	12,474

Electric Products - Misc. — 0.2%
Emerson Electric Co.	6,513	367,594
Littelfuse, Inc.	99	14,433

		382,027

Electric - Integrated — 0.9%
AES Corp.	22,269	254,980
ALLETE, Inc.	1,630	100,766
Ameren Corp.	1,501	73,729
Avista Corp.	2,028	82,073
Duke Energy Corp.	122	9,000
Edison International	123	8,459
El Paso Electric Co.	1,403	63,205
Entergy Corp.	4,631	318,289
Exelon Corp.	8,018	260,665
Great Plains Energy, Inc.	1,733	45,734
Public Service Enterprise Group, Inc.	2,944	121,617

		1,338,517

Electronic Components - Misc. — 0.2%
Bel Fuse, Inc., Class B	440	12,892
Benchmark Electronics, Inc.†	1,672	47,401
Corning, Inc.	1,275	30,638
CTS Corp.	1,239	27,382
Garmin, Ltd.	7	365
Methode Electronics, Inc.	709	26,198
OSI Systems, Inc.†	345	26,117
Plexus Corp.†	1,129	57,692
Rogers Corp.†	604	44,889

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Sanmina Corp.†	2,432	$79,891

		353,465

Electronic Components - Semiconductors — 0.4%
Broadcom, Ltd.	22	3,751
CEVA, Inc.†	402	12,784
Diodes, Inc.†	1,377	33,530
DSP Group, Inc.†	420	4,914
Intel Corp.	3,077	106,772
Kopin Corp.†	1,166	2,985
NVIDIA Corp.	141	13,000
Rambus, Inc.†	2,108	27,720
Semtech Corp.†	1,848	51,929
Texas Instruments, Inc.	4,911	363,070
Xilinx, Inc.#	50	2,699

		623,154

Electronic Forms — 0.2%
Adobe Systems, Inc.†	3,170	325,908

Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	558	20,228
ESCO Technologies, Inc.	493	27,559
FARO Technologies, Inc.†	610	22,204
Itron, Inc.†	1,107	71,069

		141,060

Electronic Security Devices — 0.0%
TASER International, Inc.†#	1,001	27,257

Energy - Alternate Sources — 0.0%
FutureFuel Corp.	436	5,986
Green Plains, Inc.	1,177	31,897
REX American Resources Corp.†#	203	19,829

		57,712

Engineering/R&D Services — 0.1%
AECOM†	809	29,407
Exponent, Inc.	498	30,204
Jacobs Engineering Group, Inc.†	94	5,829

		65,440

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	1,524	31,577
Cummins, Inc.	640	90,739

		122,316

Enterprise Software/Service — 0.1%
CA, Inc.	224	7,159
Donnelley Financial Solutions, Inc.†	903	17,220
LivePerson, Inc.†#	1,757	14,056
ManTech International Corp., Class A	911	39,182
MicroStrategy, Inc., Class A†	252	48,896
Omnicell, Inc.†	694	24,880
SPS Commerce, Inc.†	330	22,859

		174,252

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†#	1,673	82,362

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	1,874	80,301

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†#	817	22,427
Enova International, Inc.†	446	5,196
PRA Group, Inc.†#	1,136	40,839
Synchrony Financial	212	7,327

25

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans (continued)
World Acceptance Corp.†	115	$6,471

		82,260

Finance - Credit Card — 0.3%
American Express Co.	6,175	444,847
Discover Financial Services	78	5,286
MasterCard, Inc., Class A	301	30,762
Visa, Inc., Class A	355	27,449

		508,344

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	227	8,776
E*TRADE Financial Corp.†	7,866	271,456
Evercore Partners, Inc., Class A	757	51,022
Greenhill & Co., Inc.#	843	23,351
Interactive Brokers Group, Inc., Class A#	1,657	60,845
INTL. FCStone, Inc.†	562	23,104
Investment Technology Group, Inc.	600	11,184
Lazard, Ltd., Class A	6,038	234,576
Piper Jaffray Cos.†#	495	36,110

		720,424

Finance - Other Services — 0.1%
CME Group, Inc.	110	12,420
WageWorks, Inc.†	1,029	75,992

		88,412

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	364	18,710

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	120	4,512

Food - Confectionery — 0.0%
Hershey Co.	116	11,210
J.M. Smucker Co.	29	3,653

		14,863

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	918	52,152

Food - Misc./Diversified — 0.4%
B&G Foods, Inc.	1,291	55,255
Cal-Maine Foods, Inc.#	570	23,199
Campbell Soup Co.	24	1,365
Darling Ingredients, Inc.†	5,418	73,197
General Mills, Inc.	4,323	263,444
J&J Snack Foods Corp.	286	34,729
Kraft Heinz Co.	58	4,736
Mondelez International, Inc., Class A	2,864	118,111

		574,036

Food - Retail — 0.2%
Kroger Co.	7,691	248,419
SUPERVALU, Inc.†	6,955	32,271

		280,690

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	294	15,861
SpartanNash Co.	1,283	46,457
Sysco Corp.	742	39,512

		101,830

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	2,598	18,186
Iconix Brand Group, Inc.†	2,027	18,182
Steven Madden, Ltd.†	1,476	54,686

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel (continued)
Wolverine World Wide, Inc.	3,286	$74,034

		165,088

Forestry — 0.0%
Deltic Timber Corp.#	203	14,151

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	626	45,542

Garden Products — 0.0%
Toro Co.	628	33,240

Gas - Distribution — 0.2%
Northwest Natural Gas Co.	955	54,722
South Jersey Industries, Inc.	2,651	87,483
Spire, Inc.	1,515	97,778

		239,983

Gold Mining — 0.0%
Newmont Mining Corp.	69	2,238

Golf — 0.0%
Callaway Golf Co.	1,804	21,919

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.#	418	19,416

Health Care Cost Containment — 0.0%
CorVel Corp.†	192	6,182
HealthEquity, Inc.†#	1,092	48,627

		54,809

Home Furnishings — 0.2%
American Woodmark Corp.†	269	20,619
Ethan Allen Interiors, Inc.	907	31,291
La-Z-Boy, Inc.	1,342	35,898
Leggett & Platt, Inc.	194	9,324
Select Comfort Corp.†	881	19,928
Tempur Sealy International, Inc.†#	1,772	112,168

		229,228

Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	2,564	33,204
ILG, Inc.	3,550	64,148
Marcus Corp.	362	10,860
Wyndham Worldwide Corp.	11	792

		109,004

Human Resources — 0.1%
AMN Healthcare Services, Inc.†#	922	30,703
CDI Corp.	264	1,901
Cross Country Healthcare, Inc.†	633	9,077
Heidrick & Struggles International, Inc.	356	7,547
Insperity, Inc.	485	35,114
Kelly Services, Inc., Class A#	1,047	21,086
Korn/Ferry International	1,099	27,893
ManpowerGroup, Inc.	249	21,267
On Assignment, Inc.†	942	38,895
Resources Connection, Inc.	576	9,274
TrueBlue, Inc.†	815	17,074

		219,831

Identification Systems — 0.0%
Brady Corp., Class A	1,236	45,423

Independent Power Producers — 0.0%
NRG Energy, Inc.	573	6,498

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	102	13,638

26

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Controls — 0.2%
Honeywell International, Inc.	1,555	$177,177
Watts Water Technologies, Inc., Class A	790	53,957

		231,134

Insurance Brokers — 0.1%
Aon PLC	1,530	174,573
Arthur J. Gallagher & Co.	376	18,932
eHealth, Inc.†#	318	3,231
Marsh & McLennan Cos., Inc.	162	11,228

		207,964

Insurance - Life/Health — 0.3%
Aflac, Inc.	4,751	339,126
American Equity Investment Life Holding Co.	2,949	61,133
Principal Financial Group, Inc.	60	3,461
Unum Group	1,470	62,137

		465,857

Insurance - Multi-line — 0.3%
Chubb, Ltd.	143	18,304
Cincinnati Financial Corp.	3,682	282,557
Horace Mann Educators Corp.	1,353	54,323
Loews Corp.	317	14,154
United Fire Group, Inc.	414	18,795

		388,133

Insurance - Property/Casualty — 0.7%
AMERISAFE, Inc.	368	23,386
AmTrust Financial Services, Inc.	9,438	240,292
Arch Capital Group, Ltd.†	496	41,029
Employers Holdings, Inc.	622	21,988
Hanover Insurance Group, Inc.	294	25,457
HCI Group, Inc.	165	5,336
Infinity Property & Casualty Corp.	437	37,691
Navigators Group, Inc.	387	40,790
ProAssurance Corp.	1,339	75,051
RLI Corp.#	741	44,490
Safety Insurance Group, Inc.	528	37,145
Selective Insurance Group, Inc.	1,522	62,554
Stewart Information Services Corp.	809	38,379
Travelers Cos., Inc.	2,703	306,385
United Insurance Holdings Corp.	340	4,617
Universal Insurance Holdings, Inc.	626	15,024

		1,019,614

Insurance - Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	4,851	247,158
Berkshire Hathaway, Inc., Class B†	3,165	498,298
Maiden Holdings, Ltd.	2,138	32,925

		778,381

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	787	29,473

Internet Content - Entertainment — 0.3%
Facebook, Inc., Class A†	3,477	411,747
Netflix, Inc.†	15	1,755
Shutterstock, Inc.†	520	24,471

		437,973

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	961	5,862
HealthStream, Inc.†	487	12,204
XO Group, Inc.†	477	8,815

		26,881

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,350	$190,012

Internet Security — 0.0%
VASCO Data Security International, Inc.†	578	8,381
VeriSign, Inc.†#	86	6,781

		15,162

Internet Telephone — 0.0%
8x8, Inc.†	1,720	23,478

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	249	28,438
BlackRock, Inc.	21	7,787
Calamos Asset Management, Inc., Class A	319	2,182
Federated Investors, Inc., Class B	4,469	122,853
Financial Engines, Inc.#	1,019	35,512
Invesco, Ltd.	167	5,229
T. Rowe Price Group, Inc.	122	9,035
Virtus Investment Partners, Inc.	110	12,738

		223,774

Lasers - System/Components — 0.1%
Coherent, Inc.†	625	81,562
Electro Scientific Industries, Inc.†	604	3,141
II-VI, Inc.†	1,045	31,559

		116,262

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	517	49,591
UniFirst Corp.	504	71,240

		120,831

Machinery - Construction & Mining — 0.0%
Astec Industries, Inc.	640	42,432
Caterpillar, Inc.#	184	17,583

		60,015

Machinery - Electrical — 0.0%
Franklin Electric Co., Inc.	1,070	41,784

Machinery - Farming — 0.1%
Alamo Group, Inc.	181	13,226
Deere & Co.	742	74,348
Lindsay Corp.#	381	32,111

		119,685

Machinery - General Industrial — 0.1%
Albany International Corp., Class A	791	36,940
Applied Industrial Technologies, Inc.	1,288	77,087
Chart Industries, Inc.†	1,038	36,901
DXP Enterprises, Inc.†	523	17,620
Tennant Co.	505	37,925

		206,473

Machinery - Pumps — 0.0%
SPX FLOW, Inc.†	1,392	43,625

Medical Imaging Systems — 0.0%
Analogic Corp.	364	33,543

Medical Information Systems — 0.1%
Cerner Corp.†	411	20,460
Computer Programs & Systems, Inc.#	205	4,930
Medidata Solutions, Inc.†	1,062	58,654
Quality Systems, Inc.	873	11,454

		95,498

Medical Instruments — 0.3%
Abaxis, Inc.#	644	33,224

27

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
AngioDynamics, Inc.†	1,188	$19,364
CONMED Corp.	644	28,065
CryoLife, Inc.	515	10,120
Edwards Lifesciences Corp.†	96	7,954
Integra LifeSciences Holdings Corp.†	581	46,945
Intuitive Surgical, Inc.†	438	281,958
Medtronic PLC	394	28,766
Natus Medical, Inc.†	632	25,185
Vascular Solutions, Inc.†	336	18,514

		500,095

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	53	6,670

Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	455	20,634

Medical Products — 0.4%
Baxter International, Inc.	7,557	335,304
Cantel Medical Corp.†	705	57,507
Haemonetics Corp.†	1,425	56,473
Integer Holdings Corp.†	526	14,859
Invacare Corp.#	1,263	14,524
Luminex Corp.†	760	15,451
MiMedx Group, Inc.†#	1,942	18,410
Surmodics, Inc.†	250	5,988
Zeltiq Aesthetics, Inc.†	684	30,103

		548,619

Medical - Biomedical/Gene — 0.3%
Acorda Therapeutics, Inc.†	885	18,408
Alexion Pharmaceuticals, Inc.†	23	2,820
AMAG Pharmaceuticals, Inc.†	887	29,448
Amgen, Inc.	676	97,391
ANI Pharmaceuticals, Inc.†	152	8,957
Biogen, Inc.†	225	66,166
Cambrex Corp.†	617	30,912
Celgene Corp.†	125	14,814
Emergent BioSolutions, Inc.†	660	17,662
Gilead Sciences, Inc.	202	14,887
Illumina, Inc.†	11	1,464
Innoviva, Inc.†	2,277	23,544
Ligand Pharmaceuticals, Inc.†	364	38,002
Medicines Co.†#	1,769	62,092
Momenta Pharmaceuticals, Inc.†	1,200	16,980
Regeneron Pharmaceuticals, Inc.†	16	6,068
Spectrum Pharmaceuticals, Inc.†	2,448	9,572

		459,187

Medical - Drugs — 1.0%
AbbVie, Inc.	2,199	133,699
Allergan PLC†	86	16,710
Bristol-Myers Squibb Co.	308	17,384
Eagle Pharmaceuticals, Inc.†#	153	12,081
Enanta Pharmaceuticals, Inc.†	537	16,883
Endo International PLC†	122	1,953
Johnson & Johnson	4,362	485,491
Lannett Co., Inc.†#	559	12,801
Mallinckrodt PLC†	666	35,098
Merck & Co., Inc.	9,601	587,485
Pfizer, Inc.	6,704	215,467
PharMerica Corp.†	1,065	25,613
SciClone Pharmaceuticals, Inc.†	958	9,532
Supernus Pharmaceuticals, Inc.†	950	20,472

		1,590,669

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	684	$13,865
Impax Laboratories, Inc.†	1,417	20,475

		34,340

Medical - HMO — 0.6%
Aetna, Inc.	2,498	326,838
Anthem, Inc.	2,019	287,768
Cigna Corp.	1,463	197,125
Humana, Inc.	16	3,402
Magellan Health, Inc.†	812	59,113
UnitedHealth Group, Inc.	493	78,052
WellCare Health Plans, Inc.†	188	25,760

		978,058

Medical - Hospitals — 0.1%
Adeptus Health, Inc., Class A†#	289	2,422
Community Health Systems, Inc.†#	3,861	21,004
HCA Holdings, Inc.†	1,080	76,561
Quorum Health Corp.†	566	3,237
Select Medical Holdings Corp.†#	3,504	42,574
Surgical Care Affiliates, Inc.†	532	22,371

		168,169

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.#	910	19,674
Kindred Healthcare, Inc.	2,816	18,727

		38,401

Medical - Outpatient/Home Medical — 0.1%
Air Methods Corp.†#	909	29,724
Almost Family, Inc.†	171	6,874
Amedisys, Inc.†	743	29,341
Chemed Corp.	316	47,075
LHC Group, Inc.†	286	12,029
Providence Service Corp.†	239	8,774

		133,817

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	212	15,054
McKesson Corp.	1,078	155,027

		170,081

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.#	572	36,247
Haynes International, Inc.	468	20,391
Mueller Industries, Inc.	1,891	71,839

		128,477

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	174	4,254

Metal - Aluminum — 0.0%
Century Aluminum Co.†	1,676	15,453
Kaiser Aluminum Corp.	345	28,424

		43,877

Metal - Copper — 0.0%
Freeport-McMoRan, Inc.†	824	12,648

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,231	43,085
John Bean Technologies Corp.	569	51,324

		94,409

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	16	974

28

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 0.3%
E.W. Scripps Co., Class A†#	1,627	$27,854
Time Warner, Inc.	287	26,353
Twenty-First Century Fox, Inc., Class A	328	9,220
Twenty-First Century Fox, Inc., Class B	197	5,528
Walt Disney Co.	3,869	383,495

		452,450

Networking Products — 0.5%
Black Box Corp.	291	4,467
Cisco Systems, Inc.	21,114	629,619
Ixia†	1,201	16,514
LogMeIn, Inc.#	492	49,618
NETGEAR, Inc.†	813	43,658

		743,876

Non-Ferrous Metals — 0.0%
Materion Corp.	735	28,187

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,224	67,920

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	143	2,052
Xerox Corp.	6,469	60,485

		62,537

Office Furnishings - Original — 0.0%
Interface, Inc.	1,243	21,628

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,149	82,797

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.#	1,990	18,825
Diamond Offshore Drilling, Inc.†#	8,313	150,133
Nabors Industries, Ltd.	17,667	284,439
Rowan Cos. PLC, Class A†#	3,366	59,982
Transocean, Ltd.†#	6,161	79,477

		592,856

Oil Companies - Exploration & Production — 0.7%
Anadarko Petroleum Corp.	57	3,942
Apache Corp.	177	11,673
Bill Barrett Corp.†	2,071	16,195
Carrizo Oil & Gas, Inc.†	1,517	64,230
Chesapeake Energy Corp.†#	713	4,991
Concho Resources, Inc.†	58	8,295
ConocoPhillips	254	12,324
Contango Oil & Gas Co.†	425	4,203
Devon Energy Corp.	203	9,811
EOG Resources, Inc.	71	7,279
Hess Corp.	64	3,581
Laredo Petroleum, Inc.†	16,449	263,020
Marathon Oil Corp.	216	3,901
Newfield Exploration Co.†	51	2,306
Noble Energy, Inc.	7,458	284,597
Northern Oil and Gas, Inc.†	855	1,924
Occidental Petroleum Corp.	17	1,213
PDC Energy, Inc.†#	1,299	96,711
Pioneer Natural Resources Co.	18	3,439
Range Resources Corp.	5,007	176,146
Southwestern Energy Co.†	167	1,895
Synergy Resources Corp.†	3,846	36,499
Unit Corp.†	1,675	40,702

		1,058,877

Oil Companies - Integrated — 0.6%
Chevron Corp.	2,392	266,852

Security Description	Shares	Value (Note 2)

Oil Companies - Integrated (continued)
Exxon Mobil Corp.	7,017	$612,584
Murphy Oil Corp.	85	2,882

		882,318

Oil Field Machinery & Equipment — 0.0%
Exterran Corp.†	1,089	21,889
Flotek Industries, Inc.†#	1,827	24,592
FMC Technologies, Inc.†	38	1,302
Gulf Island Fabrication, Inc.	258	3,057
National Oilwell Varco, Inc.	256	9,564

		60,404

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	6,547	307,840
Phillips 66	37	3,074
Tesoro Corp.	125	10,169
Valero Energy Corp.	5,540	341,042

		662,125

Oil - Field Services — 0.2%
Archrock, Inc.	2,276	30,612
Baker Hughes, Inc.	202	12,995
Bristow Group, Inc.#	1,098	17,140
CARBO Ceramics, Inc.†#	352	2,897
Era Group, Inc.†	372	4,356
Halliburton Co.	318	16,883
Helix Energy Solutions Group, Inc.†	3,684	38,498
Matrix Service Co.†	509	10,613
Newpark Resources, Inc.†	2,926	21,506
Pioneer Energy Services Corp.†	2,341	11,705
Schlumberger, Ltd.	228	19,163
SEACOR Holdings, Inc.†#	548	33,970
Tesco Corp.†	1,851	14,345
TETRA Technologies, Inc.†	1,778	9,655

		244,338

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	579	36,014
International Paper Co.	333	16,224
Neenah Paper, Inc.	322	27,338
P.H. Glatfelter Co.	1,516	34,822
Schweitzer-Mauduit International, Inc.	1,051	44,184

		158,582

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	854	52,837

Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	828	11,724
Express Scripts Holding Co.†	311	23,599

		35,323

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	240	15,360

Physicians Practice Management — 0.0%
Healthways, Inc.†	1,138	26,402

Pipelines — 0.1%
Kinder Morgan, Inc.	172	3,818
ONEOK, Inc.	1,345	73,881
Williams Cos., Inc.	68	2,088

		79,787

Platinum — 0.0%
Stillwater Mining Co.†	3,939	59,203

29

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Poultry — 0.1%
Pilgrim’s Pride Corp.#	1,645	$28,968
Sanderson Farms, Inc.	650	52,423

		81,391

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	992	54,768
Powell Industries, Inc.	164	7,058
SPX Corp.†	1,406	34,349
Vicor Corp.†	306	4,468

		100,643

Printing - Commercial — 0.0%
LSC Communications, Inc.	891	18,390
RR Donnelley & Sons Co.	2,326	40,449

		58,839

Protection/Safety — 0.0%
Landauer, Inc.	184	9,108

Publishing - Books — 0.0%
Scholastic Corp.	928	40,916

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	3,835	36,586

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	1,548	51,177
AGNC Investment Corp.	13,276	247,730
Agree Realty Corp.	492	22,086
American Assets Trust, Inc.	767	30,726
AvalonBay Communities, Inc.	259	42,603
Boston Properties, Inc.	1,389	172,069
Brixmor Property Group, Inc.	9,403	228,963
Capstead Mtg. Corp.	3,657	37,813
CareTrust REIT, Inc.	1,236	17,489
Cedar Realty Trust, Inc.	1,457	9,398
Chesapeake Lodging Trust	2,133	50,573
CoreCivic, Inc.	1,744	39,606
CoreSite Realty Corp.#	660	46,550
DiamondRock Hospitality Co.	5,322	56,360
EastGroup Properties, Inc.	924	63,119
Equity Residential	3,914	234,879
Essex Property Trust, Inc.	76	16,410
Four Corners Property Trust, Inc.	1,149	22,038
Franklin Street Properties Corp.	3,891	48,871
General Growth Properties, Inc.	192	4,865
GEO Group, Inc.	2,477	82,385
Getty Realty Corp.#	505	12,130
Government Properties Income Trust#	2,123	39,891
Host Hotels & Resorts, Inc.	894	15,949
Kimco Realty Corp.	80	2,043
Kite Realty Group Trust	2,854	68,639
Lexington Realty Trust	7,270	75,099
LTC Properties, Inc.#	752	34,186
Parkway, Inc.†	827	16,209
Pennsylvania Real Estate Investment Trust	2,047	39,241
PS Business Parks, Inc.	374	41,787
Public Storage	184	38,511
Retail Opportunity Investments Corp.	2,123	43,819
Sabra Health Care REIT, Inc.	2,238	49,527
Saul Centers, Inc.	226	14,349
Simon Property Group, Inc.	52	9,342
Summit Hotel Properties, Inc.	1,674	23,804
Universal Health Realty Income Trust	240	14,234
Urstadt Biddle Properties, Inc., Class A	1,184	26,818
Welltower, Inc.	93	5,839

		2,097,127

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.0%
HFF, Inc., Class A	672	$19,488
RE/MAX Holdings, Inc., Class A	601	29,449

		48,937

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	510	6,834

Recreational Vehicles — 0.0%
Arctic Cat, Inc.#	250	3,810

Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	1,824	21,067
United Rentals, Inc.†	24	2,427

		23,494

Research & Development — 0.0%
Albany Molecular Research, Inc.†#	428	7,212

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.#	797	61,879

Respiratory Products — 0.0%
Inogen, Inc.†#	305	19,651

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A#	2,240	32,189
Ascena Retail Group, Inc.†	5,565	33,612
Buckle, Inc.#	967	24,465
Caleres, Inc.	1,481	48,488
Cato Corp., Class A	901	26,670
Children’s Place, Inc.#	607	63,037
Express, Inc.†	2,623	35,043
Finish Line, Inc., Class A#	1,407	31,573
Francesca’s Holdings Corp.†	770	12,305
Gap, Inc.#	52	1,298
Genesco, Inc.†	690	43,608
Guess?, Inc.	2,062	31,590
Ross Stores, Inc.	86	5,813
Shoe Carnival, Inc.#	271	7,076
Stein Mart, Inc.	594	2,958
Tailored Brands, Inc.	1,635	30,673
Urban Outfitters, Inc.†	141	4,456
Vera Bradley, Inc.†	375	5,407

		440,261

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	241	188,747
Genuine Parts Co.	245	23,576

		212,323

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc.†	558	32,782
Group 1 Automotive, Inc.	647	46,966
Lithia Motors, Inc., Class A#	449	41,263
Sonic Automotive, Inc., Class A	938	19,839

		140,850

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	1,504	17,101
Barnes & Noble, Inc.	1,897	23,902

		41,003

Retail - Building Products — 0.3%
Home Depot, Inc.	3,016	390,271
Lowe’s Cos., Inc.	1,077	75,982
Lumber Liquidators Holdings, Inc.†#	959	16,926
Tile Shop Holdings, Inc.†	641	12,852

		496,031

30

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,616	$73,851

Retail - Discount — 0.5%
Dollar General Corp.	135	10,438
Dollar Tree, Inc.†	851	75,024
Fred’s, Inc., Class A#	1,372	13,706
Ollie’s Bargain Outlet Holdings, Inc.†	1,343	40,357
Target Corp.	1,461	112,848
Tuesday Morning Corp.†	855	3,976
Wal-Mart Stores, Inc.	7,610	535,972

		792,321

Retail - Drug Store — 0.1%
CVS Health Corp.	2,400	184,536
Walgreens Boots Alliance, Inc.	165	13,980

		198,516

Retail - Hair Salons — 0.0%
Regis Corp.†	1,356	18,306

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	781	16,870
Kirkland’s, Inc.†	280	4,113

		20,983

Retail - Jewelry — 0.0%
Movado Group, Inc.#	611	17,261

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	466	8,761

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.#	60	3,355
TJX Cos., Inc.	2,083	163,182

		166,537

Retail - Misc./Diversified — 0.1%
FirstCash, Inc.	1,605	73,670
Five Below, Inc.†#	1,498	58,961

		132,631

Retail - Office Supplies — 0.0%
Staples, Inc.	635	6,140

Retail - Pawn Shops — 0.0%
EZCORP, Inc., Class A†#	1,667	19,421

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	394	8,601

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	727	32,322

Retail - Regional Department Stores — 0.0%
Macy’s, Inc.	21	886
Stage Stores, Inc.#	483	2,101

		2,987

Retail - Restaurants — 0.3%
Biglari Holdings, Inc.†	19	8,910
BJ’s Restaurants, Inc.†#	385	14,283
Bob Evans Farms, Inc.	710	31,701
Chuy’s Holdings, Inc.†	322	10,095
Darden Restaurants, Inc.	909	66,630
Dave & Buster’s Entertainment, Inc.†	723	33,872
DineEquity, Inc.	487	40,703
El Pollo Loco Holdings, Inc.†#	413	5,204
Fiesta Restaurant Group, Inc.†	778	22,290
McDonald’s Corp.	700	83,489
Papa John’s International, Inc.	519	45,859

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Popeyes Louisiana Kitchen, Inc.†	408	$24,431
Red Robin Gourmet Burgers, Inc.†	408	20,992
Ruby Tuesday, Inc.†	1,154	3,485
Ruth’s Hospitality Group, Inc.	583	9,911
Sonic Corp.	912	23,803
Starbucks Corp.	281	16,290

		461,948

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	663	12,829
Hibbett Sports, Inc.†#	783	31,516
Zumiez, Inc.†	664	16,467

		60,812

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	867	21,545

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,001	14,164
Proto Labs, Inc.†	466	24,279

		38,443

Satellite Telecom — 0.0%
Iridium Communications, Inc.†#	2,712	23,866

Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp.	4,044	66,119
Banc of California, Inc.#	1,412	21,321
Bank Mutual Corp.	1,186	10,615
BofI Holding, Inc.†#	1,730	40,880
Brookline Bancorp, Inc.	2,046	30,485
Dime Community Bancshares, Inc.	962	17,989
New York Community Bancorp, Inc.	5,134	82,041
Northfield Bancorp, Inc.	1,326	24,571
Northwest Bancshares, Inc.	4,568	83,001
Oritani Financial Corp.	1,111	19,609
People’s United Financial, Inc.#	3,260	61,027
Provident Financial Services, Inc.	2,742	73,870
Sterling Bancorp	4,689	106,675
Washington Federal, Inc.	925	30,016

		668,219

Schools — 0.1%
American Public Education, Inc.†	609	14,068
Capella Education Co.	394	34,376
Career Education Corp.†	2,233	22,308
Strayer Education, Inc.†	371	27,168

		97,920

Security Services — 0.0%
Brink’s Co.	1,456	58,822

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	256	5,420

Semiconductor Components - Integrated Circuits — 0.1%
Exar Corp.†	799	7,982
Linear Technology Corp.	116	7,254
Maxim Integrated Products, Inc.	975	38,288
Power Integrations, Inc.	554	37,284
QUALCOMM, Inc.	549	37,403

		128,211

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	443	14,265
Brooks Automation, Inc.	2,386	38,892
Cabot Microelectronics Corp.	813	48,438
Cohu, Inc.	476	5,926

31

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
KLA-Tencor Corp.	187	$14,930
Kulicke & Soffa Industries, Inc.†	2,423	37,387
Lam Research Corp.	54	5,725
MKS Instruments, Inc.	1,403	80,743
Nanometrics, Inc.†	799	19,104
Rudolph Technologies, Inc.†#	594	11,642
Ultratech, Inc.†	927	21,247
Veeco Instruments, Inc.†	1,406	37,470

		335,769

Software Tools — 0.0%
VMware, Inc., Class A†#	500	40,570

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	1,357	21,441

Steel - Producers — 0.2%
AK Steel Holding Corp.†	7,948	72,565
Nucor Corp.	4,689	291,609

		364,174

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	1,157	35,520

Telecom Equipment - Fiber Optics — 0.1%
Harmonic, Inc.†	2,884	13,410
Viavi Solutions, Inc.†	7,754	60,869

		74,279

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.#	1,440	41,155
Inteliquent, Inc.	992	22,459
Lumos Networks Corp.†	1,030	14,976
Spok Holdings, Inc.	876	15,943

		94,533

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	1,728	35,165
Comtech Telecommunications Corp.	447	5,140
Juniper Networks, Inc.	74	2,038
Nortel Networks Corp.†(4)(5)	62	0

		42,343

Telephone - Integrated — 0.9%
AT&T, Inc.	22,427	866,355
CenturyLink, Inc.	8,995	211,562
Cincinnati Bell, Inc.†	806	16,604
Frontier Communications Corp.#	905	3,303
General Communication, Inc., Class A†	528	8,902
Verizon Communications, Inc.	5,826	290,718

		1,397,444

Television — 0.0%
CBS Corp., Class B	560	34,003
ION Media Networks, Inc.†(4)(5)	18	22,107

		56,110

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	232	5,921
Unifi, Inc.†	584	18,174

		24,095

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	38	7,503

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	283	13,205

Security Description	Shares	Value (Note 2)

Tobacco — 0.1%
Altria Group, Inc.	752	$48,075
Philip Morris International, Inc.	826	72,919
Universal Corp.#	771	42,444

		163,438

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc.	74	8,779

Toys — 0.0%
Hasbro, Inc.	141	12,040
Mattel, Inc.	26	821

		12,861

Transactional Software — 0.1%
Bottomline Technologies de, Inc.†	1,057	26,489
Synchronoss Technologies, Inc.†	819	39,705

		66,194

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	811	40,063

Transport - Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.#	916	35,541

Transport - Marine — 0.0%
Hornbeck Offshore Services, Inc.†#	620	3,168
Tidewater, Inc.#	903	2,068

		5,236

Transport - Rail — 0.0%
CSX Corp.	21	752

Transport - Services — 0.1%
C.H. Robinson Worldwide, Inc.	101	7,560
Echo Global Logistics, Inc.†#	1,049	26,330
Expeditors International of Washington, Inc.	187	9,862
Hub Group, Inc., Class A†	1,137	48,720
Matson, Inc.	824	30,991
United Parcel Service, Inc., Class B	184	21,329

		144,792

Transport - Truck — 0.1%
ArcBest Corp.	870	26,492
Celadon Group, Inc.#	530	4,267
Forward Air Corp.	580	28,060
Heartland Express, Inc.#	831	17,875
Knight Transportation, Inc.#	1,760	61,600
Landstar System, Inc.	41	3,339
Marten Transport, Ltd.	927	22,572
Roadrunner Transportation Systems, Inc.†	1,232	12,357
Saia, Inc.†	859	35,863

		212,425

Veterinary Diagnostics — 0.0%
Neogen Corp.†	733	46,384
Phibro Animal Health Corp., Class A	355	9,745

		56,129

Water — 0.1%
American States Water Co.	701	29,722
California Water Service Group	1,480	51,134

		80,856

Web Hosting/Design — 0.0%
NIC, Inc.	1,190	29,869

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	450	349,146
Alphabet, Inc., Class C†	619	469,227

32

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
Blucora, Inc.†	1,321	$18,692

		837,065

Wire & Cable Products — 0.1%
Encore Wire Corp.	747	31,747
General Cable Corp.	1,669	31,294
Insteel Industries, Inc.	339	13,414

		76,455

Wireless Equipment — 0.0%
CalAmp Corp.†	695	10,105
Motorola Solutions, Inc.	43	3,452

		13,557

X-Ray Equipment — 0.2%
Hologic, Inc.†	7,021	268,764

Total Common Stocks
(cost $60,775,377)		64,804,404

EXCHANGE-TRADED FUNDS — 6.9%
iShares Core S&P Small-Cap ETF#	2,174	290,294
iShares Russell 1000 Growth ETF	450	46,787
iShares Russell 1000 Value ETF	4,107	451,400
SPDR S&P 500 ETF Trust, Series 1	443	97,628
iShares MSCI Indonesia ETF#	6,528,670	5,781,460
iShares MSCI Japan ETF	4,217,769	4,260,606

Total Exchange-Traded Funds
(cost $11,578,908)		10,928,175

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	3,125	70,344

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†#	1,925	15,785

Telecom Services — 0.1%
Qwest Corp. 6.13%#	3,700	86,506

Total Preferred Securities
(cost $200,346)		172,635

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks - Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)	$72,000	67,320
Wells Fargo Capital X 5.95% due 12/01/2086	24,000	25,500

		92,820

Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 12/22/2016(2)	155,000	127,100
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	116,000	116,942

		244,042

Electric - Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	41,000	42,025

Security Description	Principal Amount	Value (Note 2)

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056(4)(5)†	$45,000	$5

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	87,000	87,870

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	100,000	80,750

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	138,125

Insurance - Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	45,000	46,688
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	31,000	31,626

		78,314

Insurance - Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	71,000	76,857

Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075	39,000	39,106

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	112,000	117,600

Total Preferred Securities/Capital Securities
(cost $917,611)		997,514

Total Long-Term Investment Securities
(cost $142,582,449)		144,675,841

SHORT-TERM INVESTMENT SECURITIES — 16.0%
Registered Investment Companies — 3.1%
State Street Navigator Securities Lending Prime Portfolio 0.26%(7)(8)	4,942,780	4,942,780

Time Deposits — 9.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	15,416,000	15,416,000

U.S. Government Treasuries — 3.2%
United States Treasury Bills
0.50% due 03/30/2017(9)	50,000	49,919
0.52% due 03/30/2017(9)	80,000	79,869
0.56% due 03/30/2017(9)	4,940,000	4,931,938

		5,061,726

Total Short-Term Investment Securities
(cost $25,419,415)		25,420,506

TOTAL INVESTMENTS
(cost $168,001,864) (10)	106.9%	170,096,347
Liabilities in excess of other assets	(6.9)	(11,024,970)

NET ASSETS	100.0%	$159,071,376

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $9,646,486 representing 6.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

33

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $24,806 representing 0.0% of net assets.
(6)	Principal amount of security is adjusted for inflation.
(7)	At November 30, 2016, the Fund had loaned securities with a total value of $6,869,243. This was secured by collateral of $4,942,780, which was received in cash and subsequently invested in short-term investments currently valued at $4,942,780 as reported in the Portfolio of Investments. Additional collateral of $2,046,044 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.00% to 9.25%	03/01/2017 to 12/15/2047	$27,225
Federal National Mtg. Assoc.	zero coupon to 7.50%	12/25/2018 to 08/01/2048	106,259
Government National Mtg. Assoc.	1.21% to 9.00%	12/15/2022 to 10/20/2066	65,309
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	807,704
United States Treasury Notes/Bonds	0.13% to 7.63%	01/15/2017 to 05/15/2046	1,039,547
(8)	The rate shown is the 7-day yield as of November 30, 2016.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	See Note 5 for cost of investments on a tax basis.

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2016 and, unless noted otherwise, the dates shown are the original maturity dates

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
77	Long	Russell 2000 Mini Index	December 2016	$9,768,483	$10,181,710	$413,227
748	Long	SGX Nifty 50 Index	December 2016	11,994,372	12,327,040	332,668
81	Long	TOPIX Index	December 2016	9,416,851	10,436,082	1,019,231
49	Short	Russell 1000 Growth Index	December 2016	5,006,004	5,100,410	(94,406)
20	Short	Russell 1000 Value Index	December 2016	2,058,040	2,155,600	(97,560)
46	Short	S&P 500 E-Mini Index	December 2016	4,881,160	5,057,240	(176,080)
26	Short	U.S. 5-Year Treasury Note	March 2017	3,061,846	3,063,938	(2,092)
31	Short	U.S. 10-Year Treasury Note	March 2017	3,856,034	3,859,984	(3,950)
28	Short	U.S. Treasury Long Bond	March 2017	4,211,963	4,235,875	(23,912)

						$1,367,126

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,788,038	$—	$1,788,038
U.S. Corporate Bonds & Notes:
Airlines	—	197,030	2,680	199,710
Finance-Investment Banker/Broker	—	61,337	14	61,351
Other Industries	—	26,086,517	—	26,086,517
Foreign Corporate Bonds & Notes	—	3,833,495	—	3,833,495
U.S. Government Agencies	—	19,298,568	—	19,298,568
U.S. Government Treasuries	—	2,300,818	—	2,300,818
Foreign Government Obligations	—	14,204,616	—	14,204,616
Common Stocks:
Telecommunication Equipment	42,343	—	0	42,343
Television	34,003	—	22,107	56,110
Other Industries	64,705,951	—	—	64,705,951
Exchange-Traded Funds	10,928,175	—	—	10,928,175
Preferred Securities	172,635	—	—	172,635

34

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Securities/Capital Securities
Finance-Investment Banker/Broker	$—	$—	$5	$5
Other Industries	—	997,509	—	997,509
Short-Term Investment Securities:
Registered Investment Companies	4,942,780	—	—	4,942,780
Other Short-Term Investment Securities	—	20,477,726	—	20,477,726

Total Investments at Value	$80,825,887	$89,245,654	$24,806	$170,096,347

Other Financial Instruments:†
Futures Contracts	$1,765,126	$—	$—	$1,765,126

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$398,000	$—	$—	$398,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

35

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

E-Commerce/Products	10.4%
Web Portals/ISP	7.1
Applications Software	6.7
Internet Content — Entertainment	5.9
Finance — Credit Card	5.6
E-Commerce/Services	4.8
Medical — HMO	4.4
Medical — Biomedical/Gene	4.3
Diagnostic Equipment	3.8
Airlines	3.3
Medical — Drugs	2.8
Diversified Banking Institutions	2.8
Retail — Building Products	2.2
Real Estate Investment Trusts	1.9
Medical Products	1.9
Aerospace/Defense	1.9
Internet Application Software	1.6
Finance — Investment Banker/Broker	1.6
Banks — Fiduciary	1.6
Retail — Auto Parts	1.5
Finance — Other Services	1.5
Data Processing/Management	1.4
Semiconductor Components — Integrated Circuits	1.2
Commercial Services — Finance	1.2
Retail — Drug Store	1.2
Hotels/Motels	1.2
Casino Hotels	1.0
Electronic Measurement Instruments	0.9
Medical Instruments	0.9
Computers	0.8
Retail — Restaurants	0.8
Retail — Apparel/Shoe	0.8
Transport — Rail	0.8
Transport — Services	0.8
Cable/Satellite TV	0.8
Insurance Brokers	0.7
Auto — Cars/Light Trucks	0.7
Registered Investment Companies	0.7
Electronic Components — Semiconductors	0.6
Entertainment Software	0.5
Food — Misc./Diversified	0.4
Retail — Discount	0.4
Cruise Lines	0.4
Tobacco	0.4
Auto/Truck Parts & Equipment — Original	0.4
Machinery — General Industrial	0.4
Beverages — Wine/Spirits	0.3
Building Products — Air & Heating	0.3
Containers — Metal/Glass	0.3
Investment Management/Advisor Services	0.3
Enterprise Software/Service	0.2
Retail — Gardening Products	0.2
Electric — Integrated	0.2
Brewery	0.2
Transport — Truck	0.2
Multimedia	0.2
Diversified Manufacturing Operations	0.2
Apparel Manufacturers	0.2
Beverages — Non-alcoholic	0.1
Insurance — Multi-line	0.1
Commercial Services	0.1
Coatings/Paint	0.1

100.2%

*	Calculated as a percentage of net assets

36

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense — 1.9%
Boeing Co.	48,100	$7,241,936
Northrop Grumman Corp.	9,700	2,421,605
Raytheon Co.	7,600	1,136,504
Rockwell Collins, Inc.#	4,200	389,424

		11,189,469

Airlines — 3.3%
Alaska Air Group, Inc.	54,500	4,483,715
American Airlines Group, Inc.#	235,000	10,913,400
Delta Air Lines, Inc.	26,600	1,281,588
United Continental Holdings, Inc.†	46,900	3,233,755

		19,912,458

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	48,700	1,131,301

Applications Software — 6.7%
Intuit, Inc.	10,100	1,148,168
Microsoft Corp.	340,300	20,506,478
Red Hat, Inc.†	39,700	3,140,667
salesforce.com, Inc.†#	134,100	9,655,200
ServiceNow, Inc.†#	71,900	5,978,485

		40,428,998

Auto - Cars/Light Trucks — 0.7%
Ferrari NV#	19,000	1,028,280
Tesla Motors, Inc.†#	16,567	3,137,790

		4,166,070

Auto/Truck Parts & Equipment - Original — 0.4%
Adient PLC†	2,720	145,683
Delphi Automotive PLC#	33,800	2,163,200

		2,308,883

Banks - Fiduciary — 1.6%
Bank of New York Mellon Corp.	74,500	3,532,790
Northern Trust Corp.	6,900	566,835
State Street Corp.	67,800	5,342,640

		9,442,265

Beverages - Non-alcoholic — 0.1%
Monster Beverage Corp.†	12,300	550,425

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	12,400	1,874,136

Brewery — 0.2%
Molson Coors Brewing Co., Class B	13,700	1,343,011

Building Products - Air & Heating — 0.3%
Johnson Controls International PLC	35,805	1,610,509

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	11,103	3,056,767
Comcast Corp., Class A	21,100	1,466,661

		4,523,428

Casino Hotels — 1.0%
Las Vegas Sands Corp.#	44,000	2,757,480
MGM Resorts International†	124,400	3,571,524

		6,329,004

Chemicals - Diversified — 0.0%
E.I. du Pont de Nemours & Co.	900	66,249

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,600	429,872

Security Description	Shares	Value (Note 2)

Commercial Services — 0.1%
Ecolab, Inc.	3,700	$431,901

Commercial Services - Finance — 1.2%
FleetCor Technologies, Inc.†#	6,500	970,710
IHS Markit, Ltd.†	22,116	794,849
PayPal Holdings, Inc.†	110,000	4,320,800
S&P Global, Inc.	10,700	1,273,193

		7,359,552

Computers — 0.8%
Apple, Inc.	45,900	5,072,868

Containers - Metal/Glass — 0.3%
Ball Corp.#	20,600	1,546,236

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc., Class A	1,700	132,090

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†#	14,900	593,169
Royal Caribbean Cruises, Ltd.#	24,300	1,967,571

		2,560,740

Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	26,000	2,006,940
Fiserv, Inc.†	59,500	6,224,890

		8,231,830

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	4,600	267,628

Diagnostic Equipment — 3.8%
Danaher Corp.	190,580	14,897,639
Thermo Fisher Scientific, Inc.	55,332	7,752,566

		22,650,205

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	900	189,495

Diversified Banking Institutions — 2.8%
Citigroup, Inc.	27,300	1,539,447
JPMorgan Chase & Co.	33,500	2,685,695
Morgan Stanley	309,000	12,780,240

		17,005,382

Diversified Manufacturing Operations — 0.2%
Pentair PLC	2,300	132,158
Textron, Inc.	22,500	1,035,675

		1,167,833

E-Commerce/Products — 10.4%
Alibaba Group Holding, Ltd. ADR†#	129,421	12,168,163
Amazon.com, Inc.†	67,300	50,513,361

		62,681,524

E-Commerce/Services — 4.8%
Ctrip.com International, Ltd. ADR†#	67,780	3,065,690
Priceline Group, Inc.†#	17,240	25,923,443

		28,989,133

Electric - Integrated — 0.2%
NextEra Energy, Inc.	11,800	1,347,914

Electronic Components - Semiconductors — 0.6%
Broadcom, Ltd.	20,300	3,460,947
Microchip Technology, Inc.	900	59,562

		3,520,509

37

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	7,400	$325,452
Fortive Corp.	97,290	5,349,977

		5,675,429

Enterprise Software/Service — 0.2%
Workday, Inc., Class A†#	17,700	1,492,464

Entertainment Software — 0.5%
Activision Blizzard, Inc.	5,300	194,033
Electronic Arts, Inc.†#	38,500	3,050,740

		3,244,773

Finance - Credit Card — 5.6%
MasterCard, Inc., Class A	160,000	16,352,000
Visa, Inc., Class A#	223,800	17,304,216

		33,656,216

Finance - Investment Banker/Broker — 1.6%
Charles Schwab Corp.	49,016	1,894,959
TD Ameritrade Holding Corp.#	185,600	7,611,456

		9,506,415

Finance - Other Services — 1.5%
CME Group, Inc.	7,900	891,989
Intercontinental Exchange, Inc.	144,100	7,983,140

		8,875,129

Food - Misc./Diversified — 0.4%
Kraft Heinz Co.#	4,000	326,600
Mondelez International, Inc., Class A	57,000	2,350,680

		2,677,280

Hotels/Motels — 1.2%
Hilton Worldwide Holdings, Inc.#	148,459	3,721,867
Marriott International, Inc., Class A	40,790	3,213,436

		6,935,303

Insurance Brokers — 0.7%
Aon PLC	2,200	251,020
Marsh & McLennan Cos., Inc.	38,400	2,661,504
Willis Towers Watson PLC	10,400	1,293,448

		4,205,972

Insurance - Multi-line — 0.1%
Chubb, Ltd.	3,600	460,800

Internet Application Software — 1.6%
Tencent Holdings, Ltd.	390,400	9,749,305

Internet Content - Entertainment — 5.9%
Facebook, Inc., Class A†	239,941	28,413,813
Netflix, Inc.†	59,900	7,008,300

		35,422,113

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	3,240	370,040
BlackRock, Inc.	3,100	1,149,449

		1,519,489

Machinery - General Industrial — 0.4%
Roper Technologies, Inc.#	9,700	1,756,767
Wabtec Corp.#	5,500	465,685

		2,222,452

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	8,800	5,664,912

Security Description	Shares	Value (Note 2)

Medical Products — 1.9%
Becton Dickinson and Co.#	28,500	$4,819,350
Henry Schein, Inc.†#	2,200	327,712
Stryker Corp.#	54,500	6,194,470

		11,341,532

Medical - Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	51,602	6,325,889
Biogen, Inc.†	19,600	5,763,772
Celgene Corp.†	76,700	9,089,717
Regeneron Pharmaceuticals, Inc.†#	700	265,468
Vertex Pharmaceuticals, Inc.†#	52,000	4,243,720

		25,688,566

Medical - Drugs — 2.8%
Allergan PLC†#	36,351	7,062,999
Bristol-Myers Squibb Co.	40,200	2,268,888
Eli Lilly & Co.	18,000	1,208,160
Merck & Co., Inc.	21,700	1,327,823
Shire PLC ADR	17,686	3,087,976
Zoetis, Inc.	40,800	2,055,504

		17,011,350

Medical - HMO — 4.4%
Aetna, Inc.	55,977	7,324,031
Anthem, Inc.#	700	99,771
Centene Corp.†	8,859	510,544
Cigna Corp.	14,100	1,899,834
Humana, Inc.	18,000	3,827,520
UnitedHealth Group, Inc.	80,700	12,776,424

		26,438,124

Medical - Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc.#	500	35,505
McKesson Corp.	500	71,905

		107,410

Multimedia — 0.2%
Time Warner, Inc.	9,800	899,836
Walt Disney Co.	3,300	327,096

		1,226,932

Real Estate Investment Trusts — 1.9%
American Tower Corp.	102,000	10,431,540
Equinix, Inc.	3,100	1,050,156

		11,481,696

Retail - Apparel/Shoe — 0.8%
Coach, Inc.	18,900	687,771
L Brands, Inc.#	700	49,154
Ross Stores, Inc.	61,700	4,170,303

		4,907,228

Retail - Auto Parts — 1.5%
AutoZone, Inc.†#	3,800	2,976,084
O’Reilly Automotive, Inc.†	22,300	6,121,350

		9,097,434

Retail - Building Products — 2.2%
Home Depot, Inc.	50,800	6,573,520
Lowe’s Cos., Inc.	97,100	6,850,405

		13,423,925

Retail - Discount — 0.4%
Costco Wholesale Corp.#	7,800	1,170,858
Dollar General Corp.	19,000	1,469,080

		2,639,938

38

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	86,400	$7,320,672

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	19,800	1,486,386

Retail - Restaurants — 0.8%
Domino’s Pizza, Inc.	2,200	369,688
Starbucks Corp.#	41,400	2,399,958
Yum! Brands, Inc.	33,878	2,147,526

		4,917,172

Semiconductor Components - Integrated Circuits — 1.2%
NXP Semiconductors NV†	74,893	7,425,641

Tobacco — 0.4%
Philip Morris International, Inc.	26,300	2,321,764

Transport - Rail — 0.8%
Canadian Pacific Railway, Ltd.#	24,500	3,754,625
Kansas City Southern#	6,200	550,002
Norfolk Southern Corp.	2,300	244,858
Union Pacific Corp.	500	50,665

		4,600,150

Transport - Services — 0.8%
FedEx Corp.	23,800	4,561,746

Transport - Truck — 0.2%
JB Hunt Transport Services, Inc.	13,700	1,306,569

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	19,400	15,052,072
Alphabet, Inc., Class C†	34,084	25,837,034
Baidu, Inc. ADR†	10,200	1,702,890

		42,591,996

Total Long-Term Investment Securities
(cost $402,776,320)		599,665,201

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28%(2)	892,932	$892,932
State Street Navigator Securities Lending Prime Portfolio(1)(2) 0.26%	1,721,787	1,721,787
T. Rowe Price Government Reserve Fund 0.36%(2)	1,367,734	1,367,734

Total Short-Term Investment Securities
(cost $3,982,453)		3,982,453

TOTAL INVESTMENTS
(cost $406,758,773)(3)	100.2%	603,647,654
Liabilities in excess of other assets	(0.2)	(1,005,839)

NET ASSETS	100.0%	$602,641,815

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $118,005,182. This was secured by collateral of $1,721,787, which was received in cash and subsequently invested in short-term investments currently valued at $1,721,787 as reported in the Portfolio of Investments. Additional collateral of $120,150,587 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$11,212,684
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	20,297,384
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	33,942,028
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	9,380,911
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	45,317,580

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$599,665,201	$—	$—	$599,665,201
Short-Term Investment Securities	3,982,453	—	—	3,982,453

Total Investments at Value	$603,647,654	$—	$—	$603,647,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

39

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.2%
Banks — Super Regional	6.7
Medical — Drugs	5.7
Oil Companies — Exploration & Production	4.9
Medical — HMO	4.5
Cruise Lines	4.1
Tobacco	4.0
Aerospace/Defense	3.5
Chemicals — Diversified	3.4
Oil Companies — Integrated	3.3
Finance — Credit Card	3.1
Electronic Components — Semiconductors	3.0
Finance — Consumer Loans	2.9
Building Products — Air & Heating	1.8
Banks — Fiduciary	1.6
Aerospace/Defense — Equipment	1.6
Savings & Loans/Thrifts	1.6
Oil Refining & Marketing	1.5
Retail — Drug Store	1.5
Insurance — Reinsurance	1.5
Industrial Gases	1.5
Pharmacy Services	1.5
Medical — Wholesale Drug Distribution	1.5
Tools — Hand Held	1.4
Building & Construction Products — Misc.	1.4
Computers	1.4
Semiconductor Components — Integrated Circuits	1.4
Applications Software	1.4
Medical — Generic Drugs	1.3
Enterprise Software/Service	1.3
Beverages — Non-alcoholic	1.3
Finance — Investment Banker/Broker	1.3
Apparel Manufacturers	1.3
Telephone — Integrated	1.2
Investment Management/Advisor Services	1.2
Commercial Services	1.1
Multimedia	1.1
Machinery — Farming	1.1
Medical Instruments	1.0
Building Products — Cement	1.0
Finance — Mortgage Loan/Banker	1.0
Diversified Minerals	1.0
Insurance — Property/Casualty	0.9
Instruments — Controls	0.9
Building — Residential/Commercial	0.9
Insurance Brokers	0.9
Registered Investment Companies	0.6
Chemicals — Specialty	0.3

99.6%

*	Calculated as a percentage of net assets

40

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Aerospace/Defense — 3.5%
General Dynamics Corp.	3,300	$578,655
Raytheon Co.	3,860	577,225
Spirit AeroSystems Holdings, Inc., Class A†	14,500	844,625

		2,000,505

Aerospace/Defense - Equipment — 1.6%
United Technologies Corp.	8,390	903,771

Apparel Manufacturers — 1.3%
Hanesbrands, Inc.	30,900	717,807

Applications Software — 1.4%
Microsoft Corp.	13,035	785,489

Banks - Fiduciary — 1.6%
State Street Corp.	11,610	914,868

Banks - Super Regional — 6.7%
Capital One Financial Corp.	9,325	783,673
KeyCorp	58,300	1,009,173
PNC Financial Services Group, Inc.	7,725	853,922
Wells Fargo & Co.	22,245	1,177,205

		3,823,973

Beverages - Non-alcoholic — 1.3%
Coca-Cola European Partners PLC	22,300	723,858

Building & Construction Products - Misc. — 1.4%
Owens Corning	15,800	811,804

Building Products - Air & Heating — 1.8%
Johnson Controls International PLC	22,943	1,031,976

Building Products - Cement — 1.0%
CRH PLC ADR	18,100	599,291

Building - Residential/Commercial — 0.9%
NVR, Inc.†	333	531,135

Chemicals - Diversified — 3.4%
Celanese Corp.	8,300	658,356
E.I. du Pont de Nemours & Co.	1,700	125,137
FMC Corp.	10,400	583,648
LyondellBasell Industries NV, Class A	6,700	605,144

		1,972,285

Chemicals - Specialty — 0.3%
Versum Materials, Inc.†	7,200	176,112

Commercial Services — 1.1%
Nielsen Holdings PLC	15,000	646,500

Computers — 1.4%
Apple, Inc.	7,300	806,796

Cruise Lines — 4.1%
Carnival Corp.	17,900	920,239
Norwegian Cruise Line Holdings, Ltd.†	14,200	565,302
Royal Caribbean Cruises, Ltd.	10,800	874,476

		2,360,017

Diversified Banking Institutions — 7.2%
Bank of America Corp.	62,026	1,309,989
Citigroup, Inc.	25,910	1,461,065
JPMorgan Chase & Co.	16,705	1,339,240

		4,110,294

Diversified Minerals — 1.0%
Fairmount Santrol Holdings, Inc.†#	56,600	545,058

Electronic Components - Semiconductors — 3.0%
Microchip Technology, Inc.	13,300	880,194

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	11,020	$814,709

		1,694,903

Enterprise Software/Service — 1.3%
Oracle Corp.	19,000	763,610

Finance - Consumer Loans — 2.9%
Navient Corp.	46,005	792,666
SLM Corp.†	85,405	860,029

		1,652,695

Finance - Credit Card — 3.1%
American Express Co.	13,355	962,094
Discover Financial Services	12,200	826,794

		1,788,888

Finance - Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	20,900	721,259

Finance - Mortgage Loan/Banker — 1.0%
FNF Group	17,800	568,532

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	6,100	881,206

Instruments - Controls — 0.9%
Honeywell International, Inc.	4,700	535,518

Insurance Brokers — 0.9%
Willis Towers Watson PLC	4,100	509,917

Insurance - Property/Casualty — 0.9%
XL Group, Ltd.	15,000	541,950

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	5,600	881,664

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	6,100	696,681

Machinery - Farming — 1.1%
Deere & Co.	6,300	631,260

Medical Instruments — 1.0%
Medtronic PLC	8,230	600,872

Medical - Drugs — 5.7%
Bayer AG ADR	5,500	515,460
Johnson & Johnson	6,385	710,650
Merck & Co., Inc.	10,700	654,733
Pfizer, Inc.	24,541	788,748
Sanofi ADR	15,700	631,140

		3,300,731

Medical - Generic Drugs — 1.3%
Teva Pharmaceutical Industries, Ltd. ADR	20,400	769,080

Medical - HMO — 4.5%
Anthem, Inc.	5,415	771,800
Cigna Corp.	5,600	754,544
UnitedHealth Group, Inc.	6,620	1,048,078

		2,574,422

Medical - Wholesale Drug Distribution — 1.5%
Cardinal Health, Inc.	12,000	852,120

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	22,500	632,475

Oil Companies - Exploration & Production — 4.9%
ConocoPhillips	19,665	954,146
Hess Corp.	16,600	928,936

41

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Occidental Petroleum Corp.	12,665	$903,774

		2,786,856

Oil Companies - Integrated — 3.3%
BP PLC ADR	26,235	918,487
Chevron Corp.	8,900	992,884

		1,911,371

Oil Refining & Marketing — 1.5%
Phillips 66	10,700	888,956

Pharmacy Services — 1.5%
Express Scripts Holding Co.†	11,500	872,620

Retail - Drug Store — 1.5%
CVS Health Corp.	11,500	884,235

Savings & Loans/Thrifts — 1.6%
New York Community Bancorp, Inc.#	55,800	891,684

Semiconductor Components - Integrated Circuits — 1.4%
QUALCOMM, Inc.	11,700	797,121

Telephone - Integrated — 1.2%
Verizon Communications, Inc.	14,138	705,486

Tobacco — 4.0%
Altria Group, Inc.	14,770	944,246
Philip Morris International, Inc.	7,500	662,100
Reynolds American, Inc.	12,356	668,460

		2,274,806

Tools - Hand Held — 1.4%
Stanley Black & Decker, Inc.	6,960	825,665

Total Long-Term Investment Securities
(cost $44,028,771)		56,898,122

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2) (cost $353,925)	353,925	$353,925

TOTAL INVESTMENTS
(cost $44,382,696)(3)	99.6%	57,252,047
Other assets less liabilities	0.4	241,015

NET ASSETS	100.0%	$57,493,062

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $423,945. This was secured by collateral of $353,925, which was received in cash and subsequently invested in short-term investments currently valued at $353,925 as reported in the Portfolio of Investments. Additional collateral of $11,010 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 04/27/2017	$6,428
United States Treasury Notes/Bonds	0.13% to 4.25%	04/15/2017 to 05/15/2045	4,582

(2)	The rate shown is the 7-day-yield as of November 30, 3016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$56,898,122	$—	$—	$56,898,122
Short-Term Investment Securities	353,925	—	—	353,925

Total Investments at Value*	$57,252,047	$—	$—	$57,252,047

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

42

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	21.6%
Federal Home Loan Mtg. Corp.	16.0
United States Treasury Notes	15.2
United States Treasury Bonds	5.9
Diversified Banking Institutions	4.7
Diversified Financial Services	4.3
Government National Mtg. Assoc.	3.4
Banks — Commercial	3.0
Electric — Integrated	1.7
Telephone — Integrated	1.5
Auto — Cars/Light Trucks	1.4
Pipelines	1.3
Oil Companies — Integrated	1.1
Registered Investment Companies	1.0
Medical Labs & Testing Services	1.0
Savings & Loans/Thrifts	0.9
Paper & Related Products	0.8
Banks — Super Regional	0.8
Insurance — Life/Health	0.7
Brewery	0.7
Oil Companies — Exploration & Production	0.7
Computers	0.7
Diversified Manufacturing Operations	0.7
Insurance — Multi-line	0.6
Time Deposits	0.6
Networking Products	0.5
Enterprise Software/Service	0.5
Insurance — Mutual	0.5
Multimedia	0.4
Electric — Distribution	0.4
Medical — Drugs	0.4
Real Estate Investment Trusts	0.4
Cable/Satellite TV	0.4
Diagnostic Equipment	0.3
Applications Software	0.3
Finance — Other Services	0.3
Retail — Discount	0.3
Banks — Fiduciary	0.3
Medical — HMO	0.3
Medical — Generic Drugs	0.3
Pharmacy Services	0.3
Beverages — Wine/Spirits	0.2
Retail — Drug Store	0.2
Finance — Credit Card	0.2
Tools — Hand Held	0.2
Beverages — Non-alcoholic	0.2
Computer Services	0.2
Auto — Heavy Duty Trucks	0.2
Containers — Paper/Plastic	0.2
Sovereign	0.2
Transport — Rail	0.2
Coatings/Paint	0.2
Medical — Biomedical/Gene	0.2
Advertising Agencies	0.2
Chemicals — Diversified	0.2
Federal Home Loan Bank	0.2
Consumer Products — Misc.	0.1
Food — Misc./Diversified	0.1
SupraNational Banks	0.1
Steel Pipe & Tube	0.1
Cosmetics & Toiletries	0.1
Electronic Components — Semiconductors	0.1
Aerospace/Defense — Equipment	0.1
Chemicals — Specialty	0.1
Building Products — Air & Heating	0.1
Agricultural Chemicals	0.1
Telecom Services	0.1
Data Processing/Management	0.1
Food — Retail	0.1

Home Decoration Products	0.1
Insurance — Reinsurance	0.1
Finance — Investment Banker/Broker	0.1
Rental Auto/Equipment	0.1
Aerospace/Defense	0.1
Power Converter/Supply Equipment	0.1
Finance — Leasing Companies	0.1
Electronic Components — Misc.	0.1
Tennessee Valley Authority	0.1
Machinery — General Industrial	0.1
Instruments — Controls	0.1
Electronics — Military	0.1
Electric — Generation	0.1
Appliances	0.1
Commercial Services — Finance	0.1
Gold Mining	0.1
Gas — Distribution	0.1
Electronic Parts Distribution	0.1

102.3%

Credit Quality†#

Aaa	65.7%
Aa	3.6
A	12.1
Baa	15.8
Ba	1.4
Not Rated@	1.4

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	$200,000	$202,476
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	333,000	333,250
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	110,000	109,028
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	226,240
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	200,000	201,278
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.91% due 04/15/2021	228,000	228,945
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)	140,893	141,098
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	100,000	97,850
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	429,494
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	313,000	322,203
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	125,000	129,975
CSAIL Commercial Mtg. Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	500,000	505,582
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	467,000	493,538
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	282,000	283,871
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	250,000	253,239
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	246,059
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	112,000	112,144
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	862,000	836,661
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	399,547
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,418
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	430,018	419,813
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,591

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	$100,000	$100,227
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	114,713	115,599
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	923,370

Total Asset Backed Securities
(cost $7,305,939)		7,245,496

U.S. CORPORATE BONDS & NOTES — 27.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	119,669
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	174,000	173,706

		293,375

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 2.20% due 10/30/2022	171,000	168,187

Aerospace/Defense - Equipment — 0.1%
Harris Corp. Senior Notes 4.85% due 04/27/2035	222,000	225,865

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	57,000	56,502
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	144,000	141,382

		197,884

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026#	65,000	61,299

Appliances — 0.1%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	123,000	118,694

Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	186,000	185,733
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	188,000	178,516
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	196,000	184,970
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	79,000	73,525

		622,744

44

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 1.4%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	$281,000	$281,185
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	260,000	255,279
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	188,000	186,310
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	243,000	243,119
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	192,000	186,497
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	412,649
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	274,000	270,761
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	273,000	262,990
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	446,000	447,957
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	154,000	154,958

		2,701,705

Auto - Heavy Duty Trucks — 0.2%
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	60,000	59,870
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	308,000	310,430

		370,300

Banks - Commercial — 1.2%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	435,000	424,430
Discover Bank Senior Notes 3.45% due 07/27/2026	250,000	240,089
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	207,000	204,163
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	221,000	224,071
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	544,916
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	259,242
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021#	201,000	204,499

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	$190,000	$227,654

		2,329,064

Banks - Fiduciary — 0.3%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	543,219

Banks - Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	97,000	93,447
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	373,000	370,172
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	304,000	290,890
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	273,000	277,804
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	196,432
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	33,000	31,793
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	41,000	42,403

		1,302,941

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	140,000	139,998
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021#	263,000	263,913
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	115,000	116,180
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	198,000	207,642
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	73,000	78,104
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	579,000	579,358

		1,385,195

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	205,000	198,648

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*#	160,000	163,300

45

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	$136,000	$151,774
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	81,000	91,006
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027#	55,000	50,807
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	135,000	121,150
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	135,000	116,010

		694,047

Chemicals - Diversified — 0.2%
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	140,000	135,448
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	154,000	147,918

		283,366

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	225,354

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	349,000	334,393

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.70% due 11/01/2046	28,000	25,446

Commercial Services - Finance — 0.1%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	113,000	113,472

Computer Services — 0.2%
Hewlett Packard Enterprise Co. Senior Notes 6.45% due 10/15/2035*	382,000	372,055

Computers — 0.7%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	145,000	136,358
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	243,304
Apple, Inc. Senior Notes 2.85% due 02/23/2023	211,000	211,527
Apple, Inc. Senior Notes 4.50% due 02/23/2036	82,000	87,209

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	$143,000	$150,438
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	241,000	274,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	161,000	188,787

		1,292,127

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	80,000	79,525

Containers - Paper/Plastic — 0.2%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	264,000	256,950
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	89,000	90,602

		347,552

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021#	242,000	237,575

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	96,000	89,360
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	92,000	99,636

		188,996

Diagnostic Equipment — 0.3%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	239,000	236,305
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	155,000	156,612
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	259,000	261,191

		654,108

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	98,000	91,076

Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	100,000	98,763
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	697,000	676,940
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	132,000	131,999

46

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	$132,000	$131,112
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	271,000	270,403
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	97,000	97,696
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	391,057
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	40,000	47,019
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	111,000	110,294
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	733,000	748,806
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	392,000	397,445
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	148,401
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027	166,000	167,507
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	180,000	176,874
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	51,000	52,221
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	79,000	82,531
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	28,000	28,843
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	308,000	368,796
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	459,000	565,621
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	367,000	368,190
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	169,000	164,664
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	285,000	287,592
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027	236,000	229,823
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	252,000	258,552
Morgan Stanley Senior Notes 2.13% due 04/25/2018	324,000	325,030

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.80% due 06/16/2020#	$140,000	$141,207
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	709,000	726,786
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	320,000	342,028

		7,536,200

Diversified Financial Services — 0.2%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	361,003

Diversified Manufacturing Operations — 0.5%
General Electric Co. Senior Notes 2.70% due 10/09/2022	241,000	241,792
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	184,000	176,665
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	303,000	351,991
Textron, Inc. Senior Notes 4.00% due 03/15/2026	186,000	185,464

		955,912

Electric - Distribution — 0.2%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	376,000	385,630

Electric - Integrated — 1.6%
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	123,000	123,159
Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	97,000	95,727
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	87,000	88,169
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	319,830
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046#	137,000	122,483
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	192,735
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	167,160
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	241,000	301,259
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	28,000	28,932
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	433,000	412,259

47

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	$271,000	$264,389
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	134,000	139,209
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	285,000	285,274
Southern Co. Senior Notes 1.30% due 08/15/2017	238,000	238,102
Southern Power Co. Senior Notes 4.95% due 12/15/2046	189,000	182,802
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	61,000	62,228

		3,023,717

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	60,000	59,634

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	147,000	146,465

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	229,000	229,458

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	97,000	94,256

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	125,000	124,917

Enterprise Software/Service — 0.5%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	262,000	256,064
Oracle Corp. Senior Notes 2.65% due 07/15/2026	140,000	132,872
Oracle Corp. Senior Notes 2.80% due 07/08/2021	373,000	379,258
Oracle Corp. Senior Notes 3.85% due 07/15/2036	94,000	91,055
Oracle Corp. Senior Notes 3.90% due 05/15/2035	75,000	73,370

		932,619

Finance - Credit Card — 0.2%
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	163,000	161,485

Security Description	Principal Amount	Value (Note 2)

Finance - Credit Card (continued)
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	$267,000	$264,254

		425,739

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	5,251
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	112,000	11
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	162,000	164,069

		169,340

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	143,000	156,268

Finance - Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	247,000	245,280
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	105,000	104,823

		350,103

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	276,228

Food - Retail — 0.1%
Kroger Co. Senior Notes 2.65% due 10/15/2026	203,000	187,566

Gas - Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	100,000	101,053

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026#	99,000	103,221
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	73,000	81,044

		184,265

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	77,000	78,781

Instruments - Controls — 0.1%
Honeywell International, Inc. Senior Notes 2.50% due 11/01/2026	136,000	128,760

48

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.5%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	$121,000	$113,363
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	339,000	324,365
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	170,000	184,366
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	320,258
Unum Group Senior Notes 5.75% due 08/15/2042	82,000	86,669

		1,029,021

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	438,000	516,660
MetLife, Inc. Senior Notes 4.60% due 05/13/2046#	121,000	125,689

		642,349

Insurance - Mutual — 0.5%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	151,653
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	442,000	447,088
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	158,866
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	172,000	173,017

		930,624

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	171,000	170,150

Machinery - General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	147,000	141,489

Machinery - Pumps — 0.0%
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	52,000	49,897

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	65,000	65,428
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	210,000	209,399
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	108,000	107,414

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	$141,000	$138,938
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	441,000	441,496
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	204,000	197,339
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	553,746
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	206,000	192,178

		1,905,938

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	52,000	53,068

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	87,000	83,072
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	176,136
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	65,000	62,129

		321,337

Medical - Drugs — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	198,000	200,612

Medical - HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	211,091
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	180,000	178,422
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	140,000	144,349

		533,862

Multimedia — 0.4%
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	135,000	134,351
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	193,000	189,171
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	129,000	123,282
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	90,000	95,732
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	190,000	190,379

49

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	$89,000	$89,212

		822,127

Networking Products — 0.5%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	235,000	235,116
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	486,000	490,595
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	200,000	198,938
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026	62,000	58,781

		983,430

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	60,000	58,402

Oil Companies - Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	540,000	607,987
Hess Corp. Senior Notes 4.30% due 04/01/2027	118,000	111,962
Hess Corp. Senior Notes 5.60% due 02/15/2041	114,000	105,616
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	210,000	208,632
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	169,000	160,647
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	135,000	133,941

		1,328,785

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	266,000	265,605
Chevron Corp. Senior Notes 1.96% due 03/03/2020	146,000	144,626
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	152,000	151,896

		562,127

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	231,000	236,104
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	487,000	493,202

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	$368,000	$379,219
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	258,639
International Paper Co. Senior Notes 4.40% due 08/15/2047	92,000	84,817

		1,451,981

Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	97,000	94,117
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	168,000	173,992
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	216,000	207,035

		475,144

Pipelines — 1.1%
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	136,000	129,530
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	59,000	59,317
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	98,000	89,227
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	29,000	28,668
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	341,000	357,810
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	72,000	70,089
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	167,201
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027#	107,000	107,280
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	70,000	66,744
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	270,000	263,391
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	120,000	104,736
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	67,000	63,928
Phillips 66 Senior Notes 4.90% due 10/01/2046#	78,000	72,910

50

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	$82,000	$77,197
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	98,000	95,696
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	119,000	117,514
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	90,000	85,434
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	183,000	186,156

		2,142,828

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	161,000	160,493

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	193,000	178,356
American Tower Corp. Senior Notes 3.38% due 10/15/2026#	143,000	135,400
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	70,000	66,538
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	125,000	118,193
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	28,000	24,467
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	66,000	61,569
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	55,000	51,794
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	123,000	120,689

		757,006

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	187,000	169,329

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	90,000	78,531

Retail - Discount — 0.3%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	281,000	279,183
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	178,000	176,454

Security Description	Principal Amount	Value (Note 2)

Retail - Discount (continued)
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	$91,000	$93,666

		549,303

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	126,226	132,816
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	133,899	150,364
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	131,412	150,936

		434,116

Retail - Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	29,000	30,133

Savings & Loans/Thrifts — 0.9%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,037,000	1,168,202
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	476,777

		1,644,979

Semiconductor Components - Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	64,000	63,594
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	25,000	24,837

		88,431

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	279,000	242,780

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	481,000	472,034
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	254,000	222,687
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	333,000	315,737
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	204,000	190,540
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	119,000	127,988
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	288,000	290,561
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	93,505

51

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	$436,000	$406,710
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	98,000	98,265

		2,218,027

Transport - Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026#	82,000	77,238

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	92,000	88,256
CSX Corp. Senior Notes 4.25% due 11/01/2066	99,000	89,237

		177,493

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	87,000	87,728

Total U.S. Corporate Bonds & Notes
(cost $52,130,307)		51,884,884

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Banks - Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	253,000	249,885
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026#	250,000	241,405
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	414,000	412,746
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	254,000	254,839
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	338,634
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	215,000	215,286
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	240,009
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	650,045
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	254,171
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026#	198,000	207,450
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	261,000	253,652
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031#	76,000	73,144

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	$125,000	$123,926

		3,515,192

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	413,620

Beverages - Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	325,000	337,519
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	167,000	160,618

		498,137

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	259,000	246,047

Diversified Banking Institutions — 0.7%
BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*	209,000	205,171
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	218,000	212,464
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	204,000	203,149
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	262,000	258,087
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	202,001
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	201,000	190,010

		1,270,882

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	649,000	675,588

Diversified Manufacturing Operations — 0.2%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	90,000	90,560
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	257,000	238,189

		328,749

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	119,377

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	111,000	108,921

52

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	$124,000	$122,568
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045#	228,000	211,393

		333,961

Medical - Drugs — 0.3%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	404,402
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	181,000	170,586
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046#	11,000	9,531

		584,519

Medical - Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	247,000	250,516
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023#	269,000	268,187

		518,703

Oil Companies - Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	151,000	149,758
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	105,000	100,592
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	185,000	188,621
BP Capital Markets PLC Company Guar. Notes 3.72% due 11/28/2028	176,000	177,111
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	17,017
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	318,000	278,924
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	180,000	180,128
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	199,000	198,547
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	209,000	208,321

		1,499,019

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	119,000	122,098

Security Description	Principal Amount	Value (Note 2)

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	$257,000	$260,207

Telephone - Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	422,000	402,759
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	252,000	263,340

		666,099

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	140,000	161,705

Total Foreign Corporate Bonds & Notes
(cost $11,527,750)		11,322,824

U.S. GOVERNMENT AGENCIES — 41.3%
Federal Home Loan Bank — 0.2%
5.50% due 07/15/2036	250,000	330,885

Federal Home Loan Mtg. Corp. — 16.0%
2.49% due 02/01/2037 FRS	88,414	92,187
2.50% due 01/01/2028	291,942	293,619
2.50% due 04/01/2028	726,223	730,510
2.50% due 03/01/2031	896,298	900,434
3.00% due 08/01/2027	481,399	495,253
3.00% due 10/01/2042	608,741	611,558
3.00% due 11/01/2042	734,581	733,078
3.00% due 04/01/2043	761,747	759,874
3.00% due 05/01/2043	1,104,595	1,109,704
3.00% due 08/01/2043	771,809	769,793
3.00% due 07/01/2045	1,028,532	1,024,873
3.00% due 10/01/2045	508,762	506,955
3.00% due December 30 TBA	2,963,000	2,949,805
3.03% due 11/01/2037 FRS	685,992	726,513
3.50% due 11/01/2041	740,909	763,356
3.50% due 03/01/2042	233,683	240,010
3.50% due 04/01/2042	1,289,409	1,328,285
3.50% due 06/01/2042	1,755,403	1,808,666
3.50% due 08/01/2042	323,924	334,490
3.50% due 03/01/2045	1,674,808	1,719,977
3.50% due 07/01/2045	1,434,529	1,476,715
3.50% due 08/01/2045	867,996	894,211
3.50% due 10/01/2045	18,632	19,132
3.50% due 11/01/2045	571,347	586,670
4.00% due 09/01/2040	545,759	575,679
4.00% due 07/01/2044	19,346	20,352
4.00% due 10/01/2045	1,167,659	1,228,543
4.00% due 11/01/2045	1,341,617	1,411,608
4.50% due 01/01/2039	15,808	17,036
4.50% due 04/01/2044	250,100	269,534
4.50% due 09/01/2044	1,787,529	1,925,910
4.50% due 03/01/2046	383,909	413,763
5.00% due 10/01/2033	818	903
5.00% due 06/01/2039	512,850	569,515
5.00% due 11/01/2043	664,975	733,200
5.50% due 11/01/2018	17,766	18,141
5.50% due 02/01/2035	102,810	114,390
6.00% due 10/01/2033	156,782	180,186
6.00% due 03/01/2040	902	1,031
6.50% due 02/01/2035	6,686	7,591
6.50% due 01/01/2036	18,636	21,047

53

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.75% due 09/15/2029	$500,000	$700,029
6.75% due 03/15/2031	250,000	357,257
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.26% due 09/15/2039(3)(6)(7)	359,109	50,998
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2
2.78% due 02/25/2024(3)	431,000	438,469
Series 2014-HQ2, Class M2
2.78% due 09/25/2024(3)	600,000	613,399
Series 2014-HQ3, Class M2
3.23% due 10/25/2024(3)	125,610	126,601
Series 2016-HQA1, Class M2
3.34% due 09/25/2028(3)	9,000	9,243

		30,680,093

Federal National Mtg. Assoc. — 21.6%
2.50% due 09/01/2027	78,956	79,416
2.50% due 04/01/2028	403,444	405,812
2.50% due 02/01/2031	683,085	686,760
2.50% due 05/01/2031	829,577	834,040
2.50% due December 15 TBA	245,000	246,072
2.53% due 09/01/2035 FRS	523,415	551,033
2.67% due 10/01/2035 FRS	589,307	621,894
2.72% due 05/01/2037 FRS	135,060	141,610
2.79% due 11/01/2036 FRS	261,691	277,254
2.81% due 07/01/2039 FRS	435,437	457,360
2.91% due 05/01/2040 FRS	621,805	656,707
3.00% due 10/01/2027	128,666	132,420
3.00% due 12/01/2027	992,213	1,021,444
3.00% due 01/01/2028	866,532	891,814
3.00% due 10/01/2030	696,543	716,865
3.00% due 03/01/2042	812,800	813,247
3.00% due 12/01/2042	876,459	877,573
3.00% due 02/01/2045	718,736	716,586
3.00% due 06/01/2045	885,775	887,988
3.00% due 09/01/2046	111,220	110,887
3.08% due 10/01/2040 FRS	146,844	155,493
3.11% due 08/01/2035 FRS	314,250	335,580
3.27% due 10/01/2040 FRS	335,788	354,936
3.50% due 08/01/2026	210,501	219,535
3.50% due 09/01/2026	60,126	62,783
3.50% due 08/01/2027	124,650	129,992
3.50% due 10/01/2028	609,663	640,001
3.50% due 12/01/2041	510,767	526,999
3.50% due 06/01/2042	358,028	369,238
3.50% due 07/01/2042	120,191	122,310
3.50% due 08/01/2042	1,483,895	1,527,687
3.50% due 07/01/2045	600,375	616,903
3.50% due 08/01/2045	657,622	677,301
3.50% due 09/01/2045	597,206	613,706
3.50% due 10/01/2045	786,760	811,001
3.50% due 11/01/2045	443,958	456,195
3.50% due 12/01/2045	2,197,561	2,257,689
3.50% due 02/01/2046	946,695	972,598
3.50% due 03/01/2046	501,493	515,214
3.50% due 07/01/2046	606,601	625,178
3.50% due December 15 TBA	1,047,000	1,090,557
4.00% due 07/01/2040	222,946	239,947
4.00% due 10/01/2040	116,137	122,325
4.00% due 12/01/2040	1,382,002	1,461,106
4.00% due 10/01/2041	596,423	629,502
4.00% due 11/01/2041	710,729	751,775
4.00% due 01/01/2042	97,183	102,791

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2043	$763,031	$810,239
4.00% due 12/01/2043	741,042	789,626
4.00% due 10/01/2044	1,438,854	1,515,696
4.00% due 02/01/2045	1,631,957	1,728,367
4.00% due 06/01/2046	485,110	511,185
4.50% due 11/01/2022	128,681	134,034
4.50% due 10/01/2024	294,098	311,295
4.50% due 06/01/2039	913,270	994,446
4.50% due 11/01/2040	230,271	248,867
4.50% due 12/01/2040	456,299	493,212
4.50% due 05/01/2041	311,524	335,963
4.50% due 07/01/2041	134,599	145,414
4.50% due 08/01/2045	1,973,992	2,165,020
5.00% due 05/11/2017	500,000	509,559
5.00% due 10/01/2033	3,809	4,178
5.00% due 03/01/2034	54,830	60,231
5.00% due 05/01/2040	141,378	155,329
5.00% due 06/01/2040	86,561	94,959
5.00% due 07/01/2040	307,597	337,089
5.00% due 02/01/2045	449,939	501,760
5.50% due 12/01/2029	97,971	109,279
5.50% due 04/01/2033	79,590	89,547
5.50% due 12/01/2033	67,753	76,158
5.50% due 07/01/2037	409,292	459,164
5.50% due 08/01/2037	272,512	305,450
5.50% due 06/01/2038	38,371	43,095
6.00% due 12/01/2016	1	1
6.00% due 11/01/2017	1,657	1,671
6.00% due 12/01/2020	9,398	9,768
6.00% due 12/01/2036	526,655	599,218
6.00% due 11/01/2038	149,134	169,776
6.00% due 06/01/2040	108,949	124,029
6.50% due 10/01/2037	36,343	41,166

		41,389,915

Government National Mtg. Assoc. — 3.4%
3.00% due 02/20/2045	763,265	776,282
3.00% due 05/20/2045	581,177	591,107
3.00% due 07/20/2045	92,658	94,229
3.00% due 11/20/2045	1,858,735	1,890,248
3.00% due December 30 TBA	727,000	738,246
3.50% due 03/20/2045	562,078	585,704
3.50% due 04/20/2045	1,079,917	1,125,225
3.50% due 07/20/2045	223,701	233,112
4.00% due 07/20/2045	272,077	288,679
4.00% due 10/20/2045	153,755	163,324

		6,486,156

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	143,000	144,454

Total U.S. Government Agencies
(cost $79,697,090)		79,031,503

U.S. GOVERNMENT TREASURIES — 21.1%
United States Treasury Bonds — 5.9%
2.25% due 08/15/2046#	363,000	307,189
2.50% due 05/15/2046#	111,000	99,336
2.75% due 11/15/2042	423,000	403,057
2.88% due 08/15/2045	57,000	55,288
3.00% due 05/15/2045	1,500,000	1,492,266
3.00% due 11/15/2045	2,800,000	2,783,374
3.13% due 11/15/2041	1,278,000	1,308,153
3.13% due 02/15/2042	408,000	417,658
3.63% due 02/15/2044	800,000	895,187
3.88% due 08/15/2040	174,000	201,405

54

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
4.25% due 05/15/2039	$267,000	$326,835
4.38% due 11/15/2039	934,000	1,162,137
4.50% due 02/15/2036#	200,000	254,727
4.75% due 02/15/2037	587,000	769,245
5.00% due 05/15/2037	159,000	215,041
5.25% due 11/15/2028	404,000	518,146
8.13% due 08/15/2019	92,000	108,574

		11,317,618

United States Treasury Notes — 15.2%
0.75% due 02/28/2018	1,545,000	1,540,716
0.88% due 01/15/2018	600,000	599,508
1.13% due 02/28/2021	160,000	155,856
1.13% due 06/30/2021	485,000	470,147
1.13% due 07/31/2021	908,000	879,164
1.25% due 11/30/2018	7,911,000	7,929,852
1.38% due 07/31/2018	809,000	813,077
1.38% due 02/28/2019	510,000	512,032
1.38% due 01/31/2020	996,000	993,355
1.38% due 01/31/2021	250,000	246,279
1.50% due 01/31/2022	3,444,000	3,371,755
1.63% due 08/15/2022	2,390,000	2,339,119
1.63% due 02/15/2026	10,000	9,382
1.63% due 05/15/2026	427,000	399,812
2.00% due 07/31/2022	118,000	117,843
2.00% due 02/15/2025	1,800,000	1,757,180
2.00% due 11/15/2026	175,000	169,319
2.25% due 11/15/2024	620,000	617,917
2.50% due 05/15/2024	4,538,000	4,619,543
3.13% due 05/15/2019	11,000	11,493
3.63% due 08/15/2019	27,000	28,649
4.00% due 08/15/2018	1,403,000	1,473,369

		29,055,367

Total U.S. Government Treasuries
(cost $40,271,645)		40,372,985

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	274,000	274,242

Sovereign — 0.2%
United Mexican States Senior Notes 3.50% due 01/21/2021#	159,000	161,226
United Mexican States Senior Notes 4.35% due 01/15/2047	215,000	178,988

		340,214

Total Foreign Government Obligations
(cost $646,748)		614,456

PREFERRED SECURITIES — 0.2%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%#	7,100	159,821

Telecom Services — 0.1%
Qwest Corp. 6.13%#	8,425	196,976

Total Preferred Securities
(cost $388,087)		356,797

Security Description	Principal Amount/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks - Super Regional — 0.1%
Wells Fargo Capital X 5.95% due 12/01/2086	$89,000	$94,563

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	271,000	273,202

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	142,000	145,550

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	199,000	200,990

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045#	86,000	87,737
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	260,000	269,750

		357,487

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2036	261,000	282,532

Pipelines — 0.1%
Transcanada Trust FRS 5.63% due 05/20/2075	108,000	108,294

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	396,000	415,800

Total Preferred Securities/Capital Securities
(cost $1,820,047)		1,878,426

Total Long-Term Investment Securities
(cost $193,787,613)		192,707,371

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Prime Portfolio 0.26%(8)(9)	1,916,371	1,916,371

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	1,119,000	1,119,000

Total Short-Term Investment Securities
(cost $3,035,371)		3,035,371

TOTAL INVESTMENTS
(cost $196,822,984)(10)	102.3%	195,742,742
Liabilities in excess of other assets	(2.3)	(4,356,314)

NET ASSETS	100.0%	$191,386,428

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $16,408,033 representing 8.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

55

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $28 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2016.
(8)	At November 30, 2016, the Fund had loaned securities with a total value of $4,480,004. This was secured by collateral of $1,916,371, which was received in cash and subsequently invested in short-term investments currently valued at $1,916,371 as reported in the Portfolio of Investments. Additional collateral of $2,683,269 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.00% to 9.25%	11/15/2019 to 12/15/2047	$105,906
Federal National Mtg. Assoc.	1.74% to 10.00%	07/25/2018 to 12/01/2046	216,589
Government National Mtg. Assoc.	1.20% to 7.55%	12/16/2024 to 10/20/2066	67,399
United States Treasury Notes/Bonds	0.13% to 5.38%	01/15/2017 to 11/15/2045	2,293,375

(9)	The rate shown is the 7-day yield as of November 30, 2016.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2016, and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,245,496	$—	$7,245,496
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	169,320	20	169,340
Other Industries	—	51,715,544	—	51,715,544
Foreign Corporate Bonds & Notes	—	11,322,824	—	11,322,824
U.S. Government Agencies	—	79,031,503	—	79,031,503
U.S. Government Treasuries	—	40,372,985	—	40,372,985
Foreign Government Obligations	—	614,456	—	614,456
Preferred Securities	356,797	—	—	356,797
Preferred Securities/Capital Securities
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	1,878,418	—	1,878,418
Short-Term Investment Securities:
Registered Investment Companies	1,916,371	—	—	1,916,371
Time Deposits	—	1,119,000	—	1,119,000

Total Investments at Value	$2,273,168	$193,469,546	$28	$195,742,742

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

56

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	11.9%
Medical — HMO	4.9
Oil Companies — Exploration & Production	4.8
Banks — Super Regional	4.0
Computers	3.5
Medical — Biomedical/Gene	3.4
Medical — Drugs	3.4
Oil Companies — Integrated	3.3
Networking Products	3.2
Retail — Drug Store	3.1
Retail — Building Products	3.0
Repurchase Agreements	2.8
Web Portals/ISP	2.7
Cable/Satellite TV	2.5
Applications Software	2.5
Electric — Integrated	2.2
Tobacco	1.6
Auto/Truck Parts & Equipment — Original	1.6
Semiconductor Components — Integrated Circuits	1.5
Semiconductor Equipment	1.5
Cruise Lines	1.5
Computer Services	1.5
Airlines	1.5
Finance — Credit Card	1.3
Telephone — Integrated	1.3
Entertainment Software	1.3
Medical Products	1.3
Finance — Consumer Loans	1.2
Aerospace/Defense	1.0
Building — Residential/Commercial	1.0
Beverages — Non-alcoholic	0.9
Advertising Agencies	0.9
Rubber — Tires	0.9
Electronic Components — Semiconductors	0.9
Containers — Paper/Plastic	0.8
Retail — Discount	0.8
Oil Refining & Marketing	0.8
Chemicals — Diversified	0.7
Medical Labs & Testing Services	0.7
Insurance — Life/Health	0.7
Electronic Components — Misc.	0.7
Commercial Services	0.7
Transport — Rail	0.6
E-Services/Consulting	0.6
Food — Retail	0.6
Metal — Diversified	0.6
Engineering/R&D Services	0.5
Oil — Field Services	0.5
Medical — Generic Drugs	0.4
Office Supplies & Forms	0.4
Hotels/Motels	0.4
Insurance — Multi-line	0.4
Real Estate Investment Trusts	0.3
Electronics — Military	0.3
Finance — Other Services	0.3
Insurance — Property/Casualty	0.3
Banks — Commercial	0.3
Broadcast Services/Program	0.3
Human Resources	0.3
Building & Construction Products — Misc.	0.3
Home Decoration Products	0.3
Savings & Loans/Thrifts	0.3
Medical Instruments	0.2
Independent Power Producers	0.2
Registered Investment Companies	0.2
Steel — Producers	0.2
Retail — Apparel/Shoe	0.2
Web Hosting/Design	0.1
Shipbuilding	0.1

Food — Meat Products	0.1
Internet Content — Entertainment	0.1
Food — Misc./Diversified	0.1
Data Processing/Management	0.1
Wireless Equipment	0.1
Investment Management/Advisor Services	0.1
Instruments — Controls	0.1
Containers — Metal/Glass	0.1
Cellular Telecom	0.1
Commercial Services — Finance	0.1

100.0%

*	Calculated as a percentage of net assets

57

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Advertising Agencies — 0.9%
Interpublic Group of Cos., Inc.	16,310	$392,582
Omnicom Group, Inc.	19,730	1,715,326

		2,107,908

Aerospace/Defense — 1.0%
Boeing Co.	1,980	298,109
Northrop Grumman Corp.	270	67,406
Raytheon Co.	13,110	1,960,469

		2,325,984

Airlines — 1.5%
American Airlines Group, Inc.	11,840	549,849
Delta Air Lines, Inc.	29,776	1,434,608
Southwest Airlines Co.	31,547	1,470,406

		3,454,863

Applications Software — 2.5%
Microsoft Corp.	97,629	5,883,124

Auto/Truck Parts & Equipment - Original — 1.6%
Lear Corp.	23,581	3,053,975
Magna International, Inc.	1,840	74,428
WABCO Holdings, Inc.†	6,268	617,461

		3,745,864

Banks - Commercial — 0.3%
Regions Financial Corp.	51,470	696,904

Banks - Super Regional — 4.0%
Capital One Financial Corp.	27,560	2,316,142
KeyCorp	34,870	603,600
SunTrust Banks, Inc.	53,445	2,776,468
US Bancorp	73,845	3,664,189

		9,360,399

Beverages - Non-alcoholic — 0.9%
Dr Pepper Snapple Group, Inc.	24,473	2,122,788
PepsiCo, Inc.	210	21,021

		2,143,809

Broadcast Services/Program — 0.3%
Scripps Networks Interactive, Inc., Class A#	9,706	672,238

Building & Construction Products - Misc. — 0.3%
Owens Corning	12,298	631,871

Building - Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,110	111,633

Building - Residential/Commercial — 1.0%
D.R. Horton, Inc.	42,790	1,186,139
Lennar Corp., Class A	14,701	625,380
NVR, Inc.†	297	473,715

		2,285,234

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	84,640	5,883,326

Cellular Telecom — 0.1%
United States Cellular Corp.†	3,508	132,006

Chemicals - Diversified — 0.7%
Akzo Nobel NV ADR	14,868	307,470
Dow Chemical Co.	10,811	602,389
PPG Industries, Inc.	8,518	817,132

		1,726,991

Chemicals - Specialty — 0.0%
Ashland Global Holdings, Inc.#	880	99,176

Security Description	Shares	Value (Note 2)

Commercial Services — 0.7%
Nielsen Holdings PLC	35,890	$1,546,859

Commercial Services - Finance — 0.1%
Total System Services, Inc.	2,650	130,433

Computer Services — 1.5%
Amdocs, Ltd.	23,305	1,374,296
Cognizant Technology Solutions Corp., Class A†	30,256	1,666,500
Dell Technologies, Inc. - VMware, Inc., Class V†	8,896	476,470

		3,517,266

Computers — 3.5%
Apple, Inc.	75,324	8,324,809

Containers - Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,630	143,046

Containers - Paper/Plastic — 0.8%
Bemis Co., Inc.	4,330	216,803
Graphic Packaging Holding Co.	8,430	105,965
Packaging Corp. of America#	19,263	1,632,732
Sealed Air Corp.	470	21,432

		1,976,932

Cosmetics & Toiletries — 0.0%
Unilever NV	2,710	107,939

Cruise Lines — 1.5%
Carnival Corp.#	69,073	3,551,043

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	449	54,652
Fidelity National Information Services, Inc.	750	57,893
First Data Corp., Class A†	7,660	111,606

		224,151

Diversified Banking Institutions — 11.9%
Bank of America Corp.	374,684	7,913,326
Citigroup, Inc.	102,170	5,761,366
Goldman Sachs Group, Inc.	14,759	3,236,501
JPMorgan Chase & Co.	131,404	10,534,659
Morgan Stanley	13,600	562,496

		28,008,348

E-Services/Consulting — 0.6%
CDW Corp.	27,350	1,401,414

Electric - Integrated — 2.2%
AES Corp.	165,290	1,892,570
American Electric Power Co., Inc.	1,960	115,738
Duke Energy Corp.	1,380	101,803
Exelon Corp.	61,600	2,002,616
Public Service Enterprise Group, Inc.	23,306	962,771

		5,075,498

Electronic Components - Misc. — 0.7%
Flex, Ltd.†	110,610	1,575,086

Electronic Components - Semiconductors — 0.9%
Intel Corp.	34,206	1,186,948
NVIDIA Corp.#	8,914	821,871

		2,008,819

Electronics - Military — 0.3%
L-3 Communications Holdings, Inc.	5,164	814,724

Engineering/R&D Services — 0.5%
AECOM†	18,711	680,145
EMCOR Group, Inc.	8,120	563,284

		1,243,429

58

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.0%
Oracle Corp.	1,720	$69,127

Entertainment Software — 1.3%
Activision Blizzard, Inc.	82,190	3,008,976

Finance - Consumer Loans — 1.2%
SLM Corp.†	270,987	2,728,839

Finance - Credit Card — 1.3%
Discover Financial Services	46,910	3,179,091

Finance - Other Services — 0.3%
Nasdaq, Inc.	12,040	771,644

Food - Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	5,470	225,583

Food - Retail — 0.6%
Kroger Co.	43,216	1,395,877

Home Decoration Products — 0.3%
Newell Brands, Inc.	12,980	610,190

Hotels/Motels — 0.4%
Wyndham Worldwide Corp.	13,481	970,497

Housewares — 0.0%
Tupperware Brands Corp.#	1,290	71,518

Human Resources — 0.3%
Robert Half International, Inc.	14,453	648,506

Independent Power Producers — 0.2%
Dynegy, Inc.†#	57,730	499,365

Instruments - Controls — 0.1%
Honeywell International, Inc.	1,275	145,274

Insurance - Life/Health — 0.7%
Lincoln National Corp.	10,977	703,626
Prudential Financial, Inc.	9,205	926,023

		1,629,649

Insurance - Multi-line — 0.4%
Genworth Financial, Inc., Class A†#	23,270	99,595
Hartford Financial Services Group, Inc.	15,849	746,805

		846,400

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	1,914	216,952
XL Group, Ltd.	13,480	487,032

		703,984

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	2,045	242,169

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,620	185,020

Medical Instruments — 0.2%
Medtronic PLC	7,324	534,725

Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	12,480	1,570,608
Quintiles IMS Holdings, Inc.†	1,067	81,978

		1,652,586

Medical Products — 1.3%
Baxter International, Inc.	38,450	1,706,026
Zimmer Biomet Holdings, Inc.	12,608	1,284,251

		2,990,277

Medical - Biomedical/Gene — 3.4%
Amgen, Inc.	1,281	184,554

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Biogen, Inc.†	10,992	$3,232,417
Gilead Sciences, Inc.	61,534	4,535,056

		7,952,027

Medical - Drugs — 3.4%
Allergan PLC†#	5,079	986,850
Johnson & Johnson	6,250	695,625
Mallinckrodt PLC†	17,315	912,500
Merck & Co., Inc.	15,493	948,017
Pfizer, Inc.	135,640	4,359,469

		7,902,461

Medical - Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	26,235	989,060

Medical - HMO — 4.9%
Aetna, Inc.	26,393	3,453,260
Centene Corp.†	25,258	1,455,619
Cigna Corp.	4,376	589,622
Humana, Inc.	15,672	3,332,494
UnitedHealth Group, Inc.	17,289	2,737,194

		11,568,189

Metal - Diversified — 0.6%
Rio Tinto PLC ADR#	35,473	1,344,781

Networking Products — 3.2%
Cisco Systems, Inc.	250,830	7,479,751

Office Supplies & Forms — 0.4%
Avery Dennison Corp.	13,707	987,726

Oil Companies - Exploration & Production — 4.8%
Anadarko Petroleum Corp.	9,220	637,563
Apache Corp.#	47,500	3,132,625
Devon Energy Corp.	53,370	2,579,372
Gulfport Energy Corp.†	40,560	1,041,987
Hess Corp.#	13,480	754,341
Marathon Oil Corp.#	149,638	2,702,462
Parsley Energy, Inc., Class A†	10,780	411,257

		11,259,607

Oil Companies - Integrated — 3.3%
BP PLC ADR#	65,900	2,307,159
Chevron Corp.	23,003	2,566,215
Statoil ASA ADR#	35,260	613,524
Suncor Energy, Inc.	52,605	1,675,995
TOTAL SA ADR	11,694	557,336

		7,720,229

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	13,620	640,412
Valero Energy Corp.	20,280	1,248,437

		1,888,849

Oil - Field Services — 0.5%
Schlumberger, Ltd.	6,230	523,632
Superior Energy Services, Inc.	32,435	559,179

		1,082,811

Real Estate Investment Trusts — 0.3%
Brixmor Property Group, Inc.	7,720	187,982
Starwood Property Trust, Inc.	28,340	636,800

		824,782

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	5,488	370,934

59

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Building Products — 3.0%
Home Depot, Inc.	27,064	$3,502,082
Lowe’s Cos., Inc.	48,762	3,440,159

		6,942,241

Retail - Discount — 0.8%
Dollar General Corp.	13,136	1,015,675
Wal-Mart Stores, Inc.	12,465	877,910

		1,893,585

Retail - Drug Store — 3.1%
CVS Health Corp.	36,371	2,796,566
Rite Aid Corp.†	1,827	14,543
Walgreens Boots Alliance, Inc.	53,974	4,573,217

		7,384,326

Retail - Restaurants — 0.0%
Darden Restaurants, Inc.#	670	49,111

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A#	3,030	43,784

Rubber - Tires — 0.9%
Goodyear Tire & Rubber Co.#	65,670	2,015,412

Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.#	37,410	597,812

Semiconductor Components - Integrated Circuits — 1.5%
QUALCOMM, Inc.	53,170	3,622,472

Semiconductor Equipment — 1.5%
Lam Research Corp.	31,761	3,367,301
Teradyne, Inc.	9,590	233,804

		3,601,105

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,540	275,290

Steel - Producers — 0.2%
Reliance Steel & Aluminum Co.	5,150	417,665

Telephone - Integrated — 1.3%
AT&T, Inc.	9,300	359,259
Telephone & Data Systems, Inc.	37,779	1,017,388
Verizon Communications, Inc.	36,010	1,796,899

		3,173,546

Tobacco — 1.6%
Altria Group, Inc.	60,695	3,880,231

Transport - Rail — 0.6%
CSX Corp.	1,250	44,763
Norfolk Southern Corp.	13,529	1,440,297

		1,485,060

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†#	9,900	349,866

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	4,061	3,150,849
Alphabet, Inc., Class C†	4,084	3,095,835

		6,246,684

Wireless Equipment — 0.1%
Nokia OYJ ADR#	51,670	222,181

X-Ray Equipment — 0.0%
Hologic, Inc.†	583	22,317

Total Common Stocks
(cost $183,625,277)		227,614,318

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Food - Meat Products — 0.1%
Tyson Foods, Inc. 4.75% due 07/15/2017 (cost $213,600)	4,272	$267,982

Total Long-Term Investment Securities
(cost $183,838,877)		227,882,300

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Prime Portfolio 0.26% (1)(2) (cost $493,965)	493,965	493,965

REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount $1,622,000 collateralized by $1,570,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $1,659,364	$1,622,000	1,622,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount $4,949,001 collateralized by $4,990,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2019 and having an approximate value of $5,051,781	4,949,000	4,949,000

Total Repurchase Agreements
(cost $6,571,000)		6,571,000

TOTAL INVESTMENTS
(cost $190,903,842)(3)	100.0%	234,947,265
Liabilities in excess of other assets	(0.0)	(103,100)

NET ASSETS	100.0%	$234,844,165

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $18,887,324. This was secured by collateral of $493,965, which was received in cash and subsequently invested in short-term investments currently valued at $493,965 as reported in the Portfolio of Investments. Additional collateral of $18,449,805 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$670,712
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	1,214,133
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	2,030,318
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	1,062,887
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2017 to 05/15/2046	13,471,755

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

60

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$227,614,318	$—	$—	$227,614,318
Convertible Preferred Securities	267,982	—	—	267,982
Short-Term Investment Securities	493,965	—	—	493,965
Repurchase Agreements	—	6,571,000	—	6,571,000

Total Investments at Value	$228,376,265	$6,571,000	$—	$234,947,265

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.2%
Medical — Drugs	7.2
Oil Companies — Integrated	6.3
Telephone — Integrated	4.4
Tobacco	4.4
Aerospace/Defense	3.7
Banks — Super Regional	3.7
Chemicals — Diversified	3.0
Medical — HMO	2.9
Electric — Integrated	2.7
Retail — Apparel/Shoe	2.7
Retail — Restaurants	2.7
Retail — Regional Department Stores	2.6
Oil Companies — Exploration & Production	2.6
Time Deposits	2.0
Diversified Manufacturing Operations	2.0
Beverages — Non-alcoholic	1.9
Oil Refining & Marketing	1.7
Computers	1.5
Insurance — Multi-line	1.5
Electric Products — Misc.	1.4
Engines — Internal Combustion	1.4
Semiconductor Equipment	1.4
Machinery — Construction & Mining	1.4
Retail — Consumer Electronics	1.4
Electronic Components — Semiconductors	1.4
Advertising Agencies	1.3
Computer Services	1.3
Applications Software	1.3
Insurance — Life/Health	1.3
Medical — Biomedical/Gene	1.3
Networking Products	1.3
Enterprise Software/Service	1.1
Cable/Satellite TV	1.1
Cosmetics & Toiletries	1.1
Registered Investment Companies	0.9
Retail — Discount	0.8
Semiconductor Components — Integrated Circuits	0.8
Food — Retail	0.8
Instruments — Controls	0.7
Retail — Building Products	0.7
Medical Labs & Testing Services	0.7
Transport — Services	0.5
Wireless Equipment	0.5
Beverages — Wine/Spirits	0.5
Insurance — Property/Casualty	0.5
Finance — Other Services	0.5
Medical Products	0.4
Investment Management/Advisor Services	0.4
Transport — Rail	0.3
Commercial Services	0.3
Hotels/Motels	0.3
Commercial Services — Finance	0.3
Insurance Brokers	0.3
Cellular Telecom	0.3
Paper & Related Products	0.3
Food — Misc./Diversified	0.3
Pipelines	0.3
Oil — Field Services	0.3
Advertising Services	0.2
Real Estate Investment Trusts	0.2
Vitamins & Nutrition Products	0.2
Repurchase Agreements	0.2
Industrial Gases	0.2
Industrial Automated/Robotic	0.2
Telecom Services	0.2
Water	0.1

100.4%

*	Calculated as a percentage of net assets

62

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Advertising Agencies — 1.3%
Omnicom Group, Inc.	112,813	$9,807,962

Advertising Services — 0.2%
Publicis Groupe SA	27,590	1,790,442

Aerospace/Defense — 3.7%
Boeing Co.	69,353	10,441,788
Lockheed Martin Corp.	20,320	5,389,880
Northrop Grumman Corp.	27,105	6,766,763
Raytheon Co.	28,615	4,279,087

		26,877,518

Applications Software — 1.3%
Microsoft Corp.	156,275	9,417,131

Banks - Super Regional — 3.7%
KeyCorp	119,980	2,076,854
SunTrust Banks, Inc.	112,333	5,835,699
US Bancorp	128,160	6,359,299
Wells Fargo & Co.	233,225	12,342,267

		26,614,119

Beverages - Non-alcoholic — 1.9%
Coca-Cola Co.	335,383	13,532,704

Beverages - Wine/Spirits — 0.5%
Diageo PLC	140,575	3,526,542

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	114,505	7,959,243

Cellular Telecom — 0.3%
SK Telecom Co., Ltd. ADR	101,900	2,160,280

Chemicals - Diversified — 3.0%
Dow Chemical Co.	123,195	6,864,425
E.I. du Pont de Nemours & Co.	65,100	4,792,011
LyondellBasell Industries NV, Class A	115,877	10,466,011

		22,122,447

Commercial Services — 0.3%
Nielsen Holdings PLC	54,170	2,334,727

Commercial Services - Finance — 0.3%
Experian PLC	117,560	2,221,074

Computer Services — 1.3%
International Business Machines Corp.	59,868	9,711,787

Computers — 1.5%
HP, Inc.	611,133	9,411,448
Lenovo Group, Ltd.	2,902,000	1,799,603

		11,211,051

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	52,235	4,307,298
Unilever NV	90,145	3,590,475

		7,897,773

Diversified Banking Institutions — 8.2%
Bank of America Corp.	913,300	19,288,896
Citigroup, Inc.	211,650	11,934,943
Goldman Sachs Group, Inc.	20,800	4,561,232
JPMorgan Chase & Co.	197,815	15,858,829
Morgan Stanley	182,780	7,559,781

		59,203,681

Diversified Manufacturing Operations — 2.0%
3M Co.	10,295	1,768,063
General Electric Co.	409,095	12,583,762

		14,351,825

Security Description	Shares	Value (Note 2)

Electric Products - Misc. — 1.4%
Emerson Electric Co.	185,283	$10,457,373

Electric - Integrated — 2.7%
CMS Energy Corp.	60,720	2,442,158
Dominion Resources, Inc.	58,550	4,291,130
DTE Energy Co.	7,960	740,996
Exelon Corp.	83,260	2,706,783
FirstEnergy Corp.	34,870	1,091,082
NextEra Energy, Inc.	45,430	5,189,469
Public Service Enterprise Group, Inc.	81,770	3,377,919

		19,839,537

Electronic Components - Semiconductors — 1.4%
Intel Corp.	116,965	4,058,686
Samsung Electronics Co., Ltd. GDR	7,969	5,845,261

		9,903,947

Engines - Internal Combustion — 1.4%
Cummins, Inc.	73,405	10,407,361

Enterprise Software/Service — 1.1%
Oracle Corp.	206,130	8,284,365

Finance - Other Services — 0.5%
CME Group, Inc.	29,340	3,312,779

Food - Misc./Diversified — 0.3%
Mondelez International, Inc., Class A	50,265	2,072,929

Food - Retail — 0.8%
Kroger Co.	175,290	5,661,867

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	89,214	2,236,595

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	9,420	1,259,548

Industrial Gases — 0.2%
Praxair, Inc.	10,485	1,261,346

Instruments - Controls — 0.7%
Honeywell International, Inc.	47,065	5,362,586

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	31,310	2,170,096

Insurance - Life/Health — 1.3%
Prudential Financial, Inc.	93,315	9,387,489

Insurance - Multi-line — 1.5%
Allstate Corp.	29,180	2,040,266
MetLife, Inc.	158,960	8,744,389

		10,784,655

Insurance - Property/Casualty — 0.5%
Travelers Cos., Inc.	30,180	3,420,903

Investment Management/Advisor Services — 0.4%
Invesco, Ltd.	87,971	2,754,372

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.#	106,457	10,173,031

Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	56,195	4,914,815

Medical Products — 0.4%
Becton Dickinson and Co.	16,610	2,808,751

Medical - Biomedical/Gene — 1.3%
Gilead Sciences, Inc.	127,266	9,379,504

Medical - Drugs — 7.2%
AbbVie, Inc.	153,873	9,355,478
AstraZeneca PLC	109,730	5,697,020

63

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Johnson & Johnson	30,395	$3,382,964
Merck & Co., Inc.	150,885	9,232,653
Pfizer, Inc.	755,006	24,265,893

		51,934,008

Medical - HMO — 2.9%
Aetna, Inc.	64,753	8,472,282
Anthem, Inc.	48,607	6,927,956
UnitedHealth Group, Inc.	36,643	5,801,320

		21,201,558

Networking Products — 1.3%
Cisco Systems, Inc.	306,253	9,132,464

Oil Companies - Exploration & Production — 2.6%
Anadarko Petroleum Corp.	20,270	1,401,670
ConocoPhillips	45,680	2,216,394
Hess Corp.	81,435	4,557,103
Marathon Oil Corp.	84,245	1,521,465
Occidental Petroleum Corp.	113,101	8,070,887
Pioneer Natural Resources Co.	6,170	1,178,717

		18,946,236

Oil Companies - Integrated — 6.3%
Chevron Corp.	151,720	16,925,883
Exxon Mobil Corp.	182,752	15,954,250
Suncor Energy, Inc.	196,620	6,264,313
TOTAL SA ADR	132,072	6,294,552

		45,438,998

Oil Refining & Marketing — 1.7%
Marathon Petroleum Corp.	69,720	3,278,234
Valero Energy Corp.	146,935	9,045,319

		12,323,553

Oil-Field Services — 0.3%
Schlumberger, Ltd.	23,335	1,961,307

Paper & Related Products — 0.3%
International Paper Co.	44,250	2,155,860

Pipelines — 0.3%
Spectra Energy Corp.	47,990	1,965,191

Real Estate Investment Trusts — 0.2%
Weyerhaeuser Co.	54,890	1,692,259

Retail - Apparel/Shoe — 2.7%
Gap, Inc.#	428,394	10,696,998
L Brands, Inc.	127,353	8,942,728

		19,639,726

Retail - Building Products — 0.7%
Home Depot, Inc.	38,430	4,972,842

Retail - Consumer Electronics — 1.4%
Best Buy Co., Inc.	217,886	9,957,390

Retail - Discount — 0.8%
Dollar General Corp.	75,581	5,843,923

Retail - Regional Department Stores — 2.6%
Kohl’s Corp.#	176,278	9,489,045
Macy’s, Inc.	226,016	9,537,875

		19,026,920

Retail - Restaurants — 2.7%
Darden Restaurants, Inc.	132,777	9,732,554
McDonald’s Corp.	80,224	9,568,317

		19,300,871

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.8%
QUALCOMM, Inc.	67,700	$4,612,401
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,700	1,089,623

		5,702,024

Semiconductor Equipment — 1.4%
KLA-Tencor Corp.	128,645	10,271,017

Telecom Services — 0.2%
BCE, Inc.	25,810	1,111,895

Telephone - Integrated — 4.4%
AT&T, Inc.	236,068	9,119,307
CenturyLink, Inc.	338,649	7,965,025
Verizon Communications, Inc.	303,156	15,127,484

		32,211,816

Tobacco — 4.4%
Altria Group, Inc.	174,328	11,144,789
Philip Morris International, Inc.	113,518	10,021,369
Reynolds American, Inc.	203,064	10,985,762

		32,151,920

Transport - Rail — 0.3%
Union Pacific Corp.	23,837	2,415,403

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	34,045	3,946,496

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	21,890	1,578,050

Water — 0.1%
American Water Works Co., Inc.	10,900	789,923

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	45,350	3,639,337

Total Long-Term Investment Securities
(cost $624,080,159)		705,905,142

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	6,290,434	6,290,434

Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$14,720,000	14,720,000

Total Short-Term Investment Securities
(cost $21,010,434)		21,010,434

REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $1,413,000)	1,413,000	$1,413,000

TOTAL INVESTMENTS
(cost $646,503,593)(4)	100.4%	728,328,576
Liabilities in excess of other assets	(0.4)	(2,742,406)

NET ASSETS	100.0%	$725,586,170

#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2016, the Fund had loaned securities with a total value of $27,581,811. This was secured by collateral of $6,290,434, which was received in cash and subsequently invested in short-term investments currently valued at $6,290,434 as reported in the Portfolio of Investments. Additional collateral of $21,996,820 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and

64

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 04/27/2017	$ 2,014,446
United States Treasury Notes/Bonds	0.13% to 4.25%	04/15/2017 to 05/15/2045	19,982,374

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$705,905,142	$—	$—	$705,905,142
Short-Term Investment Securities:
Registered Investment Companies	6,290,434	—	—	6,290,434
Time Deposits	—	14,720,000	—	14,720,000
Repurchase Agreements	—	1,413,000	—	1,413,000

Total Investments at Value	$712,195,576	$16,133,000	$—	$728,328,576

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

65

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	51.5%
Domestic Fixed Income Investment Companies	19.0
United States Treasury Notes	11.4
International Equity Investment Companies	10.8
Registered Investment Companies	3.7
United States Treasury Bonds	3.0
International Fixed Income Investment Companies	0.8
Options — Purchased	0.4

100.6%

*	Calculated as a percentage of net assets

66

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES (1)@ — 82.1%
Domestic Equity Investment Companies — 51.5%
VALIC Co. I Blue Chip Growth Fund	596,426	$9,620,344
VALIC Co. I Broad Cap Value Income Fund	699,537	10,723,909
VALIC Co. I Dividend Value Fund	813,978	10,280,536
VALIC Co. I Growth & Income Fund	207,897	4,068,548
VALIC Co. I Growth Fund	715,059	9,939,328
VALIC Co. I Large Cap Core Fund	725,549	8,097,123
VALIC Co. I Large Capital Growth Fund	636,729	7,787,197
VALIC Co. I Mid Cap Index Fund	152,843	4,177,192
VALIC Co. I Stock Index Fund	877,404	30,779,317
VALIC Co. I Value Fund	662,116	10,474,680
VALIC Co. II Capital Appreciation Fund	372,015	5,859,239
VALIC Co. II Mid Cap Growth Fund	232,482	1,962,149
VALIC Co. II Mid Cap Value Fund	100,500	2,153,713
VALIC Co. II Small Cap Growth Fund	302,289	4,374,125
VALIC Co. II Small Cap Value Fund	292,657	4,398,641

Total Domestic Equity Investment Companies
(cost $120,316,835)		124,696,041

Domestic Fixed Income Investment Companies — 19.0%
VALIC Co. I Capital Conservation Fund	1,344,653	13,231,387
VALIC Co. I Government Securities Fund	801,562	8,568,703
VALIC Co. I Inflation Protected Fund	183,136	1,981,527
VALIC Co. II Core Bond Fund	1,315,589	14,418,852
VALIC Co. II High Yield Bond Fund	395,503	2,982,092
VALIC Co. II Strategic Bond Fund	446,048	4,933,288

Total Domestic Fixed Income Investment Companies
(cost $46,464,547)		46,115,849

International Equity Investment Companies — 10.8%
VALIC Co. I Emerging Economies Fund	402,424	2,740,511
VALIC Co. I Foreign Value Fund	919,693	8,599,129
VALIC Co. I Global Real Estate Fund	217,646	1,673,696
VALIC Co. I International Equities Index Fund	768,882	4,713,246
VALIC Co. I International Growth Fund	745,272	8,324,684

Total International Equity Investment Companies
(cost $29,015,280)		26,051,266

International Fixed Income Investment Companies — 0.8%
VALIC Co. I International Government Bond Fund (cost $2,146,500)	180,820	2,010,720

Total Affiliated Registered Investment Companies
(cost $197,943,162)		198,873,876

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 3.0%
6.00% due 02/15/2026	1,098,000	1,430,359
6.75% due 08/15/2026	2,320,000	3,203,412

Security Description	Principal Amount	Value (Note 2)

United States Treasury Bonds (continued)
6.88% due 08/15/2025	1,080,000	$1,471,753
7.50% due 11/15/2024	490,000	678,842
7.63% due 02/15/2025	375,000	526,406

		7,310,772

United States Treasury Notes — 11.4%
1.50% due 08/15/2026	415,000	383,292
1.63% due 02/15/2026	2,857,000	2,680,557
1.63% due 05/15/2026#	2,791,000	2,613,291
2.00% due 02/15/2025	3,090,000	3,016,492
2.00% due 08/15/2025#	3,090,000	3,005,387
2.00% due 11/15/2026	881,500	852,886
2.13% due 05/15/2025	3,450,000	3,394,476
2.25% due 11/15/2024#	2,123,800	2,116,666
2.25% due 11/15/2025	1,825,000	1,809,102
2.38% due 08/15/2024	3,280,000	3,304,344
2.50% due 05/15/2024	2,682,000	2,730,193
2.75% due 02/15/2024	1,647,000	1,706,318

		27,613,004

Total U.S. Government Treasuries
(cost $35,741,137)		34,923,776

OPTIONS PURCHASED — 0.4%
Options-Purchased(2) (cost $1,247,647)	75,000	1,062,965

Total Long-Term Investment Securities
(cost $234,931,946)		234,860,617

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Fund 0.30%(3) (cost $8,902,948)	8,902,948	8,902,948

TOTAL INVESTMENTS
(cost $243,834,894)(4)	100.6%	243,763,565
Liabilities in excess of other assets	(0.6)	(1,521,053)

NET ASSETS	100.0%	$242,242,512

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Put Options — Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2017	$1,940	36,000	$525,191	$331,197	$(193,994)
S&P 500 Index	March 2017	1,975	39,000	722,456	731,768	9,312

			75,000	$1,247,647	$1,062,965	$(184,682)

(3)	The rate shown is the 7-day yield as of November 30, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

67

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

STIF—Short Term Investment Fund

Over the Counter Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2017	$2,275	36,000	$384,000	$502,206	$(118,206)
S&P 500 Index	March 2017	2,325	39,000	404,268	375,408	28,860

			75,000	$788,268	$877,614	$(89,346)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
960	Long	S&P 500 E-Mini Index	December 2016	$103,761,581	$105,542,400	$1,780,819

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$198,873,876	$—	$—	$198,873,876
U.S. Government Treasuries	—	34,923,776	—	34,923,776
Options Purchased	—	1,062,965	—	1,062,965
Short-Term Investment Securities	8,902,948	—	—	8,902,948

Total Investments at Value	$207,776,824	$35,986,741	$—	$243,763,565

Other Financial Instruments:†
Futures Contracts	$1,780,819	$—	$—	$1,780,819

LIABILITIES:
Other Financial Instruments:†
Written Call Options	$—	$89,346	$—	$89,346

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

68

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Banks — Commercial	15.4%
Electronic Components — Semiconductors	8.1
Oil Companies — Integrated	5.9
Semiconductor Components — Integrated Circuits	4.9
Oil Refining & Marketing	4.3
Electronic Components — Misc.	3.6
Internet Application Software	3.1
Food — Misc./Diversified	2.7
Cellular Telecom	2.6
Steel — Producers	2.4
Registered Investment Companies	2.4
Diversified Financial Services	2.4
Electric — Integrated	2.2
Insurance — Property/Casualty	1.8
E-Commerce/Products	1.6
Beverages — Non-alcoholic	1.5
Auto — Cars/Light Trucks	1.5
Metal — Iron	1.5
Entertainment Software	1.5
Oil Companies — Exploration & Production	1.4
Tobacco	1.4
Time Deposits	1.3
Finance — Mortgage Loan/Banker	1.3
Real Estate Operations & Development	1.3
Photo Equipment & Supplies	1.3
Schools	1.2
Food — Meat Products	1.2
Food — Retail	1.2
Building Products — Cement	1.1
Medical — Wholesale Drug Distribution	0.9
Electric — Generation	0.8
Public Thoroughfares	0.8
Non-Ferrous Metals	0.8
Metal — Diversified	0.8
Circuit Boards	0.8
Real Estate Investment Trusts	0.7
Internet Content — Entertainment	0.7
Finance — Other Services	0.7
Diversified Operations	0.7
Building — Residential/Commercial	0.6
Rubber — Tires	0.6
Diamonds/Precious Stones	0.6
Cosmetics & Toiletries	0.5
Petrochemicals	0.5
Auto/Truck Parts & Equipment — Original	0.5
Food — Canned	0.5
Airlines	0.5
Metal Processors & Fabrication	0.5
Metal Products — Distribution	0.5
Distribution/Wholesale	0.4
Multimedia	0.4
Shipbuilding	0.4
Brewery	0.4
Applications Software	0.4
Containers — Paper/Plastic	0.4
Appliances	0.4
Audio/Video Products	0.3
Retail — Drug Store	0.3
Retail — Hypermarkets	0.3
Chemicals — Other	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Textile — Apparel	0.3
Consulting Services	0.3
Optical Supplies	0.2
Paper & Related Products	0.2
Housewares	0.2
Real Estate Management/Services	0.2
Energy — Alternate Sources	0.2
Wireless Equipment	0.2

Food — Wholesale/Distribution	0.2
Building & Construction Products — Misc.	0.2
Networking Products	0.2
Power Converter/Supply Equipment	0.1
Wire & Cable Products	0.1

102.0%

Country Allocation*

South Korea	19.6%
China	14.5
Cayman Islands	12.3
Taiwan	11.2
Russia	8.4
Brazil	6.4
Thailand	5.6
Turkey	3.8
United States	3.7
India	3.5
South Africa	2.9
Poland	2.0
Mexico	1.8
Hong Kong	1.8
Hungary	1.3
Bermuda	0.6
United Arab Emirates	0.5
Malaysia	0.5
Singapore	0.4
Netherlands	0.4
Chile	0.3
Cyprus	0.3
Indonesia	0.2

102.0%

*	Calculated as a percentage of net assets

69

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Bermuda — 0.6%
Nine Dragons Paper Holdings, Ltd.	1,888,000	$1,657,614
Shenzhen International Holdings, Ltd.	274,500	404,150
Skyworth Digital Holdings, Ltd.	3,358,000	2,108,355

		4,170,119

Brazil — 6.1%
Banco do Brasil SA	830,734	7,000,464
Braskem SA, Class A (preference shares)	273,708	2,225,565
Cia Brasileira de Distribuicao ADR#	216,901	3,453,064
Cia Energetica de Minas Gerais (preference shares)	770,809	1,800,503
EDP - Energias do Brasil SA	756,042	3,169,875
Kroton Educacional SA	1,507,046	6,438,939
Marfrig Global Foods SA†	1,019,596	1,962,588
MRV Engenharia e Participacoes SA	1,249,296	4,270,150
Qualicorp SA	313,942	1,703,356
Transmissora Alianca de Energia Eletrica SA	339,674	1,863,057
Vale SA ADR	901,290	7,651,952

		41,539,513

Cayman Islands — 12.3%
AAC Technologies Holdings, Inc.	486,000	4,398,530
Alibaba Group Holding, Ltd. ADR†#	114,759	10,789,641
China High Speed Transmission Equipment Group Co., Ltd.	653,000	873,866
China Lesso Group Holdings, Ltd.	1,765,000	1,276,562
Chlitina Holding, Ltd.	361,000	1,602,657
Geely Automobile Holdings, Ltd.	5,255,000	5,433,520
Jiangnan Group, Ltd.#	5,334,000	825,217
Kingboard Chemical Holdings, Ltd.	728,500	2,042,787
Kingboard Laminates Holdings, Ltd.	116,500	102,434
Lee & Man Paper Manufacturing, Ltd.	3,261,000	2,505,713
NetEase, Inc. ADR	44,582	9,990,826
New Oriental Education & Technology Group, Inc. ADR†#	46,951	2,355,532
Shenzhou International Group Holdings, Ltd.#	307,000	1,887,952
Silicon Motion Technology Corp. ADR	113,808	5,234,030
Sunny Optical Technology Group Co., Ltd.	405,000	2,038,967
Tencent Holdings, Ltd.	847,200	21,156,790
WH Group, Ltd.*	7,597,500	6,317,782
Xinyi Glass Holdings, Ltd.	2,558,000	1,906,174
Xinyi Solar Holdings, Ltd.#	4,336,000	1,481,390
Zhen Ding Technology Holding, Ltd.	1,042,000	2,095,573

		84,315,943

Chile — 0.3%
Cencosud SA	678,517	1,992,406

China — 14.5%
Anhui Conch Cement Co., Ltd.#	2,695,000	7,800,264
Bank of China, Ltd.	32,247,000	14,675,680
China CITIC Bank Corp., Ltd.	10,614,000	6,924,107
China Construction Bank Corp.	24,081,000	17,944,715
China Everbright Bank Co., Ltd.	4,132,000	1,960,389
China Merchants Bank Co., Ltd.	3,638,500	8,987,773
China Vanke Co., Ltd.	2,201,700	6,755,684
Guangzhou Automobile Group Co., Ltd.	3,704,000	4,851,755
Huadian Power International Corp., Ltd.#	3,860,000	1,637,259
Huaneng Power International, Inc.	2,976,000	1,864,676
PICC Property & Casualty Co., Ltd.	5,096,000	8,540,966
Shanghai Pharmaceuticals Holding Co., Ltd.	841,800	2,105,450
Shenzhen Expressway Co., Ltd.	2,406,000	2,310,926
Sinopec Shanghai Petrochemical Co., Ltd.	2,910,000	1,530,690
Sinopharm Group Co., Ltd.	1,279,600	5,971,962
TravelSky Technology, Ltd.	1,278,000	2,679,079
Zhejiang Expressway Co., Ltd.	2,764,000	2,954,111

		99,495,486

Security Description	Shares	Value (Note 2)

Cyprus — 0.3%
Ros Agro PLC GDR	143,740	$1,811,124

Hong Kong — 1.8%
China Mobile, Ltd.	933,500	10,187,684
China Power International Development, Ltd.	6,094,000	2,254,855

		12,442,539

Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	53,669	3,354,609
OTP Bank PLC	214,993	5,794,836

		9,149,445

India — 3.5%
Bharat Petroleum Corp., Ltd.	573,818	5,404,200
Hindustan Petroleum Corp., Ltd.	778,270	5,306,416
Housing Development Finance Corp., Ltd.	475,628	8,790,046
Oil & Natural Gas Corp., Ltd.	993,129	4,169,900

		23,670,562

Indonesia — 0.2%
Gudang Garam Tbk PT	325,700	1,562,110

Malaysia — 0.5%
AirAsia Bhd	5,467,100	3,378,683

Mexico — 1.8%
Arca Continental SAB de CV	579,384	3,065,588
Fomento Economico Mexicano SAB de CV ADR	51,737	4,038,073
Grupo Mexico SAB de CV, Class B	1,986,487	5,441,213

		12,544,874

Netherlands — 0.4%
X5 Retail Group NV GDR†	92,662	2,779,860

Poland — 2.0%
Eurocash SA	142,546	1,320,015
KGHM Polska Miedz SA	258,837	5,380,094
Polski Koncern Naftowy Orlen SA	379,651	6,905,784

		13,605,893

Russia — 8.4%
Alrosa PJSC†(3)	2,733,369	3,985,072
Lukoil PJSC ADR	219,745	10,813,651
Magnitogorsk Iron & Steel Works OJSC†(3)	4,897,914	2,619,096
Mobile TeleSystems PJSC ADR	560,780	4,390,907
Moscow Exchange MICEX-RTS PJSC(3)	2,602,033	4,844,142
Rosneft OAO GDR	1,395,514	7,340,404
Sberbank of Russia PJSC ADR#	1,151,528	11,613,160
Severstal PJSC GDR	157,626	2,375,424
Surgutneftegas OJSC†(3) (preference shares)	8,480,769	4,172,606
Tatneft PJSC ADR	149,463	5,470,346

		57,624,808

Singapore — 0.4%
Jardine Cycle & Carriage, Ltd.	106,800	2,991,607

South Africa — 2.9%
Imperial Holdings, Ltd.	174,842	2,106,053
Naspers, Ltd., Class N	20,163	2,943,146
Pick n Pay Stores, Ltd.	421,998	1,963,479
Standard Bank Group, Ltd.	846,799	9,083,051
Tiger Brands, Ltd.#	133,705	3,742,980

		19,838,709

South Korea — 19.6%
BGF retail Co., Ltd.	1,234	91,834
Hana Financial Group, Inc.	266,360	7,325,156

70

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire Co., Ltd.	86,559	$4,013,086
Hyosung Corp.	25,311	3,009,477
Hyundai Heavy Industries Co., Ltd.†	23,722	2,881,420
Hyundai Marine & Fire Insurance Co., Ltd.	103,051	3,208,636
Hyundai Mobis Co., Ltd.	16,184	3,447,086
Korea Electric Power Corp.	187,193	7,445,768
KT&G Corp.	87,741	7,880,591
LG Display Co., Ltd.	267,237	6,400,612
LG Household & Health Care, Ltd.	3,338	2,247,129
LG Uplus Corp.	318,424	3,118,733
NCSoft Corp.	21,572	5,019,104
Partron Co., Ltd.#	175,929	1,354,400
POSCO	39,792	8,492,455
S-Oil Corp.#	65,463	4,703,727
Samsung Electronics Co., Ltd.	25,330	37,830,871
Shinhan Financial Group Co., Ltd.	242,810	9,159,506
SK Hynix, Inc.	268,775	9,863,092
SK Innovation Co., Ltd.	53,443	6,971,522

		134,464,205

Taiwan — 11.2%
Accton Technology Corp.	909,000	1,240,595
Catcher Technology Co., Ltd.	431,000	3,130,440
Coretronic Corp.	997,800	1,064,387
Elite Material Co., Ltd.	1,406,000	3,696,634
FLEXium Interconnect, Inc.	1,208,760	3,238,732
Grape King Bio, Ltd.	490,000	3,674,270
King Yuan Electronics Co., Ltd.	1,357,000	1,121,857
Largan Precision Co., Ltd.	57,000	6,599,002
Merry Electronics Co., Ltd.	36,000	137,232
Micro-Star International Co., Ltd.	1,963,000	5,234,995
Pegatron Corp.	1,957,000	4,660,255
St. Shine Optical Co., Ltd.	88,000	1,684,184
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,093,489	32,465,688
Uni-President Enterprises Corp.	3,542,000	6,056,505
Win Semiconductors Corp.	909,525	2,588,207

		76,592,983

Thailand — 5.6%
Charoen Pokphand Foods PCL	4,428,300	3,568,257
Charoen Pokphand Foods PCL NVDR	3,585,200	2,888,900
Kiatnakin Bank PCL	1,539,900	2,384,548
Krung Thai Bank PCL	13,739,000	6,738,673
PTT PCL	870,200	8,511,885
Star Petroleum Refining PCL†	6,282,600	2,236,271
Thai Beverage PCL	4,545,900	2,775,081
Thai Oil PCL	1,513,000	3,116,790
Thai Union Group PCL	5,910,300	3,428,949
Thanachart Capital PCL	144,900	178,691
Thanachart Capital PCL NVDR	1,855,300	2,287,958

		38,116,003

Turkey — 3.8%
Akbank TAS	2,759,347	6,063,704
Arcelik AS	428,705	2,500,582
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,019,754	5,063,623
Eregli Demir ve Celik Fabrikalari TAS	3,133,880	4,296,235
Tekfen Holding AS	1,545,864	2,731,145
Turkiye Is Bankasi, Class C	2,768,865	3,884,486
Turkiye Sise ve Cam Fabrikalari AS	1,712,382	1,654,716

		26,194,491

Security Description	Shares/ Principal Amount	Value (Note 2)

United Arab Emirates — 0.5%
Aldar Properties PJSC	2,423,642	$1,636,526
Emaar Properties PJSC	1,046,148	1,942,586

		3,579,112

Total Common Stocks
(cost $625,718,963)		671,860,475

PREFERRED SECURITIES — 0.3%
Brazil — 0.3%
Metalurgica Gerdau SA† (preference shares) (cost $1,703,268)	1,152,921	1,990,822

Total Long-Term Investment Securities
(cost $627,422,231)		673,851,297

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Prime Portfolio(1)(2) 0.26%	16,545,929	16,545,929

Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$9,190,000	9,190,000

Total Short-Term Investment Securities
(cost $25,735,929)		25,735,929

TOTAL INVESTMENTS —
(cost $653,158,160)(4)	102.0%	699,587,226
Liabilities in excess of other assets	(2.0)	(14,016,744)

NET ASSETS	100.0%	$685,570,482

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $6,317,782 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $27,552,832. This was secured by collateral of $16,545,929, which was received in cash and subsequently invested in short-term investments currently valued at $16,545,929 as reported in the Portfolio of Investments. Additional collateral of $12,651,618 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	$1,468,049
United States Treasury Notes/Bonds	0.13% to 4.38%	12/31/2016 to 05/15/2045	11,183,569

(2)	The rate shown is the 7-day yield as November 30, 2016
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depositary Receipt

71

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
90	Long	mini MSCI Emerging Markets	December 2016	$3,786,418	$3,883,500	$97,082

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$42,003,892	$15,620,916	$—	$57,624,808
Other Countries	614,235,667	—	—	614,235,667
Preferred Securities:	1,990,822	—	—	1,990,822
Short-Term Investment Securities:
Registered Investment Companies	16,545,929	—	—	16,545,929
Time Deposits	—	9,190,000	—	9,190,000

Total Investments at Value*	$674,776,310	$24,810,916	$—	$699,587,226

Other Financial Instruments:†
Futures Contracts	$97,082	$—	$—	$97,082

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

72

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Oil Companies — Integrated	9.1%
Diversified Banking Institutions	9.0
Medical — Drugs	6.3
Oil — Field Services	5.3
Diversified Financial Services	4.6
Banks — Commercial	4.5
Electronic Components — Semiconductors	4.5
U.S. Government Agencies	3.7
Energy — Alternate Sources	3.6
Auto — Cars/Light Trucks	3.3
Insurance — Multi-line	3.1
Registered Investment Companies	3.0
Telephone — Integrated	2.6
Medical — Generic Drugs	1.9
Telecom Services	1.9
Oil & Gas Drilling	1.8
Rubber — Tires	1.7
Web Portals/ISP	1.7
Insurance — Life/Health	1.6
Computers	1.6
Diversified Manufacturing Operations	1.5
Diagnostic Kits	1.4
Cellular Telecom	1.4
Aerospace/Defense	1.3
Silver Mining	1.3
Machinery — Electrical	1.3
Gold Mining	1.2
Auto/Truck Parts & Equipment — Original	1.2
Platinum	1.0
Import/Export	0.9
Oil Companies — Exploration & Production	0.9
Steel Pipe & Tube	0.9
Finance — Investment Banker/Broker	0.9
Retail — Drug Store	0.9
Electric — Integrated	0.9
Metal — Diversified	0.8
Engineering/R&D Services	0.8
Chemicals — Diversified	0.7
Medical — Biomedical/Gene	0.7
Containers — Metal/Glass	0.7
Medical — Wholesale Drug Distribution	0.7
Building & Construction — Misc.	0.6
Airlines	0.6
Metal Processors & Fabrication	0.5
Retail — Building Products	0.5
Brewery	0.5
Appliances	0.5
Investment Management/Advisor Services	0.5
Diamonds/Precious Stones	0.5
Motorcycle/Motor Scooter	0.5
Medical Instruments	0.5
Agricultural Chemicals	0.4
Photo Equipment & Supplies	0.4
Non — Ferrous Metals	0.4
Rubber/Plastic Products	0.2
Diversified Minerals	0.2

103.0%

Country Allocation*

United Kingdom	14.1%
South Korea	12.5
United States	10.3
France	8.3
Japan	6.7
Canada	6.4
Netherlands	6.2
Germany	6.2
Switzerland	5.2
Cayman Islands	4.6
China	4.1
Jersey	2.1
Italy	2.1
Israel	1.9
Australia	1.7
Luxembourg	1.5
Bermuda	1.3
Taiwan	1.2
Thailand	1.2
Norway	1.2
Hong Kong	1.1
Singapore	1.0
India	0.7
Belgium	0.5
Sweden	0.5
Mexico	0.4

103.0%

*	Calculated as a percentage of net assets

73

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Australia — 1.7%
Origin Energy, Ltd.	1,566,595	$6,871,700
WorleyParsons, Ltd.†#	1,016,205	6,491,103

		13,362,803

Belgium — 0.5%
UCB SA	66,370	4,269,773

Bermuda — 1.3%
Haier Electronics Group Co., Ltd.	2,342,000	3,907,108
Kunlun Energy Co., Ltd.	3,448,000	2,520,487
Petra Diamonds, Ltd.†	1,821,150	3,755,169

		10,182,764

Canada — 6.4%
Barrick Gold Corp.	621,540	9,335,531
Cenovus Energy, Inc.#	518,100	8,010,822
Eldorado Gold Corp.†	176,700	486,704
Ensign Energy Services, Inc.	718,600	4,916,202
Precision Drilling Corp.	1,770,100	9,382,202
Silver Wheaton Corp.	583,700	10,619,838
Suncor Energy, Inc.	284,900	9,073,194

		51,824,493

Cayman Islands — 4.6%
Baidu, Inc. ADR†	79,370	13,250,822
GCL-Poly Energy Holdings, Ltd.#	97,335,000	13,050,783
Trina Solar, Ltd. ADR†	1,132,212	10,654,115

		36,955,720

China — 4.1%
China Life Insurance Co., Ltd., Class H	2,257,000	6,561,638
China Telecom Corp., Ltd., Class H	17,829,823	8,620,104
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,134,468
Sinopec Engineering Group Co., Ltd.	5,880,000	5,079,095
Sinopharm Group Co., Ltd., Class H	1,218,800	5,688,205

		33,083,510

France — 8.3%
AXA SA	441,932	10,412,121
BNP Paribas SA	369,070	21,427,675
Cie Generale des Etablissements Michelin	71,530	7,656,916
Sanofi	186,470	15,041,633
Societe Generale SA	100,703	4,331,639
TOTAL SA	179,620	8,558,092

		67,428,076

Germany — 6.2%
Bayer AG	78,400	7,361,139
Deutsche Lufthansa AG	359,760	4,661,289
Gerresheimer AG	78,750	5,746,439
Innogy SE†	153,000	5,402,261
Merck KGaA	77,902	7,805,639
MorphoSys AG†#	81,370	3,622,079
Siemens AG	107,655	12,162,860
Telefonica Deutschland Holding AG	843,460	3,309,369

		50,071,075

Hong Kong — 1.1%
China Mobile, Ltd.	782,500	8,539,757

India — 0.7%
Hero MotoCorp, Ltd.	81,301	3,753,800
Jain Irrigation Systems, Ltd.	1,609,577	2,110,471

		5,864,271

Israel — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	398,180	15,011,386

Security Description	Shares	Value (Note 2)

Italy — 2.1%
Eni SpA	796,013	$11,085,615
UniCredit SpA	2,673,892	5,730,194

		16,815,809

Japan — 6.7%
Kirin Holdings Co., Ltd.	249,300	4,060,754
Konica Minolta, Inc.	335,900	3,206,178
Nissan Motor Co., Ltd.	1,604,000	14,812,517
SoftBank Group Corp.	309,600	18,163,850
Sumitomo Metal Mining Co., Ltd.	97,500	1,302,216
Sumitomo Rubber Industries, Ltd.	374,800	6,188,516
Toyota Motor Corp.	109,200	6,346,495

		54,080,526

Jersey — 2.1%
Glencore PLC†	1,896,660	6,628,069
Petrofac, Ltd.	1,071,650	10,653,038

		17,281,107

Luxembourg — 1.5%
Subsea 7 SA†	448,969	5,241,848
Tenaris SA	455,229	7,270,888

		12,512,736

Mexico — 0.4%
Industrias Penoles SAB de CV	130,965	2,813,240

Netherlands — 6.2%
Aegon NV	2,792,223	14,198,898
Flow Traders	85,574	2,709,984
ING Groep NV CVA	652,284	8,883,501
QIAGEN NV†#	411,070	11,349,266
SBM Offshore NV#	921,270	13,293,791

		50,435,440

Norway — 1.2%
Telenor ASA	430,178	6,356,390
Yara International ASA	95,800	3,544,522

		9,900,912

Singapore — 1.0%
United Overseas Bank, Ltd.	591,400	8,421,163

South Korea — 12.5%
Hana Financial Group, Inc.	708,288	19,478,602
Hyundai Mobis Co., Ltd.	45,365	9,662,448
Hyundai Motor Co.	50,107	5,700,552
KB Financial Group, Inc.	495,594	17,847,404
Korea Investment Holdings Co., Ltd.#	130,228	4,461,427
Posco Daewoo Corp.	327,925	7,475,473
Samsung Electronics Co., Ltd.	24,553	36,670,406

		101,296,312

Spain — 0.0%
Telefonica SA ADR#	859	7,121

Sweden — 0.5%
Getinge AB, Class B	239,574	3,662,655

Switzerland — 5.2%
ABB, Ltd.	508,940	10,372,024
Basilea Pharmaceutica AG†#	33,210	2,240,785
Credit Suisse Group AG	430,935	5,730,541
GAM Holding AG	186,050	1,818,960
Roche Holding AG	53,240	11,871,258
UBS Group AG	621,650	9,886,968

		41,920,536

74

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Taiwan — 1.2%
Catcher Technology Co., Ltd.	603,000	$4,379,710
Quanta Computer, Inc.	3,061,000	5,704,622

		10,084,332

Thailand — 1.2%
Bangkok Bank PCL NVDR	1,195,200	5,225,723
PTT Exploration & Production PCL	2,070,900	4,788,443

		10,014,166

United Kingdom — 14.1%
Aberdeen Asset Management PLC	614,400	2,060,215
Aviva PLC	1,227,958	6,867,800
BAE Systems PLC	1,415,310	10,633,866
Barclays PLC	4,899,340	13,237,848
BP PLC	3,344,622	19,227,016
BP PLC ADR	180	6,302
Carillion PLC#	1,538,340	4,750,333
HSBC Holdings PLC	1,681,260	13,362,015
Johnson Matthey PLC	154,621	6,055,352
Kingfisher PLC	986,565	4,358,630
Royal Dutch Shell PLC, Class B	649,435	17,214,355
Standard Chartered PLC†	1,779,408	14,273,415
Vodafone Group PLC	957,821	2,323,747

		114,370,894

United States — 3.6%
Apple, Inc.	66,400	7,338,528
Eli Lilly & Co.	55,460	3,722,475
Halliburton Co.	190,760	10,127,449
Stillwater Mining Co.†	553,400	8,317,603

		29,506,055

Total Long-Term Investment Securities
(cost $814,450,521)		779,716,632

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Registered Investment Companies — 3.0%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	24,029,425	24,029,425

Time Deposits — 0.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$149,000	149,000

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. Government Agencies — 3.7%
Federal Agricultural Mtg. Corp. Disc. Notes 0.18% due 12/01/2016	$19,800,000	$19,800,000
Federal Home Loan Mtg. Corp. Disc. Notes 0.20% due 12/01/2016	10,000,000	10,000,000

		29,800,000

Total Short-Term Investment Securities
(cost $53,978,425)		53,978,425

TOTAL INVESTMENTS
(cost $868,428,946)(3)	103.0%	833,695,057
Liabilities in excess of other assets	(3.0)	(24,293,099)

NET ASSETS	100.0%	$809,401,958

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $38,553,530. This was secured by collateral of $24,029,425, which was received in cash and subsequently invested in short-term investments currently valued at $24,029,425 as reported in the Portfolio of Investments. Additional collateral of $16,902,907 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$377,737
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 10/01/2041	1,024,679
Government National Mtg. Assoc.	3.00% to 3.00%	08/20/2046 to 08/20/2046	594,757
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	747,499
United States Treasury Notes/Bonds	0.13% to 4.25%	12/31/2016 to 05/15/2045	14,158,235

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

NVDR—Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$779,716,632	$—	$—	$779,716,632
Short-Term Investment Securities:
Registered Investment Companies	24,029,425	—	—	24,029,425
Other Short-Term Investment Securities	—	29,949,000	—	29,949,000

Total Investments at Value	$803,746,057	$29,949,000	$—	$833,695,057

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

75

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	73.5%
Real Estate Operations & Development	12.0
Real Estate Management/Services	10.0
Registered Investment Companies	1.1
Building-Residential/Commercial	1.1
Hotels/Motels	1.1
Time Deposits	0.9
Retirement/Aged Care	0.4

100.1%

Country Allocation*

United States	49.1%
Japan	13.6
Australia	6.7
France	5.8
Singapore	3.4
United Kingdom	3.4
Canada	2.8
Hong Kong	2.7
Germany	2.5
Cayman Islands	2.2
Bermuda	1.8
Switzerland	1.1
Spain	0.9
Sweden	0.8
Jersey	0.8
Ireland	0.7
Finland	0.7
Norway	0.6
Netherlands	0.5

100.1%

*	Calculated as a percentage of net assets

76

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Australia — 6.7%
BGP Holdings PLC†(1)(2)	479,213	$28,442
Charter Hall Group	1,484,615	4,955,338
GPT Group	2,513,615	8,983,905
Mirvac Group	3,260,714	4,936,142
Scentre Group	1,900,796	5,951,445
Vicinity Centres	2,778,310	5,990,797

		30,846,069

Bermuda — 1.8%
Hongkong Land Holdings, Ltd. (OTC)	1,700	10,642
Hongkong Land Holdings, Ltd. (SGX)	1,323,200	8,481,712

		8,492,354

Canada — 2.8%
Allied Properties Real Estate Investment Trust	67,432	1,701,236
Canadian Real Estate Investment Trust	46,715	1,575,714
Cominar Real Estate Investment Trust	173,796	1,811,318
Granite Real Estate Investment Trust	69,012	2,241,490
H&R Real Estate Investment Trust	189,462	3,076,131
Smart Real Estate Investment Trust	111,858	2,591,395

		12,997,284

Cayman Islands — 2.2%
Cheung Kong Property Holdings, Ltd.	1,244,500	8,519,687
China Resources Land, Ltd.	640,000	1,554,515

		10,074,202

Finland — 0.7%
Citycon OYJ	1,319,984	3,038,595

France — 5.8%
Fonciere Des Regions	62,418	4,903,974
Klepierre	241,596	9,009,311
Unibail-Rodamco SE (Euronext Amsterdam)	38,773	8,557,733
Unibail-Rodamco SE (Euronext Paris)	19,360	4,273,017

		26,744,035

Germany — 2.5%
Vonovia SE	364,622	11,759,507

Hong Kong — 2.7%
Sun Hung Kai Properties, Ltd.	952,504	12,464,276

Ireland — 0.7%
Green REIT PLC	2,337,238	3,183,101

Japan — 13.6%
Japan Retail Fund Investment Corp.	1,340	2,719,706
Mitsubishi Estate Co., Ltd.	736,000	14,831,939
Mitsui Fudosan Co., Ltd.	337,000	7,925,340
Nippon Building Fund, Inc.	1,095	6,096,893
Nomura Real Estate Master Fund, Inc.	5,711	8,511,214
Orix JREIT, Inc.	5,127	7,757,386
Sekisui House, Ltd.	305,100	4,986,993
Sumitomo Realty & Development Co., Ltd.	367,000	10,133,762

		62,963,233

Jersey — 0.8%
Kennedy Wilson Europe Real Estate PLC	292,382	3,592,433

Netherlands — 0.5%
Wereldhave NV	56,704	2,368,451

Norway — 0.6%
Entra ASA*	272,983	2,821,629

Singapore — 3.4%
Ascendas Hospitality Trust#	3,225,500	1,563,974
Ascendas Real Estate Investment Trust	1,327,500	2,176,457

Security Description	Shares	Value (Note 2)

Singapore (continued)
City Developments, Ltd.	817,300	$4,812,511
Fortune Real Estate Investment Trust	2,474,000	2,921,658
Mapletree Greater China Commercial Trust#	6,099,100	4,106,207

		15,580,807

Spain — 0.9%
Merlin Properties Socimi SA	416,585	4,198,831

Sweden — 0.8%
Hufvudstaden AB, Class A	237,049	3,608,631

Switzerland — 1.1%
PSP Swiss Property AG	61,164	5,269,958

United Kingdom — 3.4%
Big Yellow Group PLC	318,605	2,648,953
British Land Co. PLC	682,563	5,051,543
Hammerson PLC	726,567	4,949,942
UNITE Group PLC	404,857	2,831,653

		15,482,091

United States — 47.1%
Acadia Realty Trust#	61,676	2,039,009
American Campus Communities, Inc.	51,702	2,435,681
American Homes 4 Rent, Class A	124,661	2,626,607
American Tower Corp.	110,270	11,277,313
Apartment Investment & Management Co., Class A	22,214	935,209
Apple Hospitality REIT, Inc.	111,313	2,052,612
AvalonBay Communities, Inc.	48,336	7,950,789
Boston Properties, Inc.	61,112	7,570,555
Brandywine Realty Trust	144,222	2,213,808
Brixmor Property Group, Inc.	150,724	3,670,129
Brookdale Senior Living, Inc.†	153,113	1,780,704
Care Capital Properties, Inc.	56,371	1,357,414
Cousins Properties, Inc.	367,190	2,904,473
Crown Castle International Corp.	89,847	7,498,631
CyrusOne, Inc.	66,235	2,826,910
DiamondRock Hospitality Co.	231,714	2,453,851
Digital Realty Trust, Inc.#	23,162	2,138,547
EPR Properties	37,053	2,576,666
Equinix, Inc.	19,527	6,614,967
Equity LifeStyle Properties, Inc.	28,515	1,979,796
Equity Residential	97,860	5,872,579
Essex Property Trust, Inc.	28,112	6,069,943
Extra Space Storage, Inc.	59,143	4,149,473
Federal Realty Investment Trust	39,176	5,501,094
First Industrial Realty Trust, Inc.	69,398	1,835,577
General Growth Properties, Inc.	212,960	5,396,406
HCP, Inc.	218,524	6,453,014
Healthcare Realty Trust, Inc.	99,115	2,911,999
Host Hotels & Resorts, Inc.	274,541	4,897,811
Hudson Pacific Properties, Inc.	131,945	4,600,922
InfraREIT, Inc.†	54,956	941,946
Lamar Advertising Co., Class A	25,801	1,710,348
Liberty Property Trust	88,347	3,480,872
Mid-America Apartment Communities, Inc.	39,645	3,632,671
National Health Investors, Inc.	30,763	2,176,790
National Retail Properties, Inc.	102,643	4,380,803
Paramount Group, Inc.	120,635	1,896,382
Physicians Realty Trust#	52,187	945,628
Prologis, Inc.	130,794	6,657,415
Public Storage	37,643	7,878,680
QTS Realty Trust, Inc., Class A	27,563	1,289,948
Realty Income Corp.	49,714	2,756,144
Retail Opportunity Investments Corp.	151,217	3,121,119
Rexford Industrial Realty, Inc.	54,872	1,212,122

77

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
RLJ Lodging Trust	87,082	$1,984,599
Simon Property Group, Inc.	96,734	17,378,262
SL Green Realty Corp.	17,274	1,819,989
Sun Communities, Inc.	25,866	1,866,749
Terreno Realty Corp.	16,493	448,939
Ventas, Inc.	50,161	3,030,728
Vornado Realty Trust	98,240	9,602,960
Washington Real Estate Investment Trust	89,561	2,781,765
Weingarten Realty Investors	81,494	2,893,852
Welltower, Inc.	56,535	3,549,267
Weyerhaeuser Co.	228,959	7,058,806

		217,089,273

Total Long-Term Investment Securities
(cost $473,552,064)		452,574,760

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.03%(3)	4,277,193	4,277,193
State Street Navigator Securities Lending Prime Portfolio 0.26%(3)(4)	964,810	964,810

		5,242,003

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$4,039,000	4,039,000

Total Short-Term Investment Securities
(cost $9,281,003)		9,281,003

TOTAL INVESTMENTS —
(cost $482,833,067)(5)	100.1%	461,855,763
Liabilities in excess of other assets	(0.1)	(575,904)

NET ASSETS	100.0%	$461,279,859

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $2,821,629 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $28,442 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of November 30, 2016.

(4)	At November 30, 2016, the Fund had loaned securities with a total value of $5,777,498. This was secured by collateral of $964,810, which was received in cash and subsequently invested in short-term investments currently valued at $964,810 as reported in the Portfolio of Investments. Additional collateral of $5,105,440 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	$1,702,288
United States Treasury Notes/Bonds	0.13% to 7.63%	01/15/2017 to 05/15/2046	3,403,152

(5)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

Euronext Paris—Euronext Stock Exchange, Paris

OTC—Over the Counter

SGX—Singapore Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$30,817,627	$—	$28,442	$30,846,069
Other Countries	421,728,691	—	—	421,728,691
Short-Term Investment Securities:
Registered Investment Companies	5,242,003	—	—	5,242,003
Time Deposits	—	4,039,000	—	4,039,000

Total Investments at Value	$457,788,321	$4,039,000	$28,442	$461,855,763

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

78

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

U.S. Government Treasuries	6.5%
Time Deposits	5.0
Real Estate Investment Trusts	3.5
Banks — Commercial	3.1
Insurance — Life/Health	2.7
Applications Software	2.2
Oil Companies — Exploration & Production	2.2
Cosmetics & Toiletries	2.1
Insurance — Multi-line	2.1
Medical — Drugs	1.9
Medical — Biomedical/Gene	1.9
Insurance — Property/Casualty	1.9
Web Portals/ISP	1.6
Electronic Components — Semiconductors	1.6
Finance — Credit Card	1.4
Insurance — Reinsurance	1.4
Telephone — Integrated	1.4
Beverages — Non-alcoholic	1.3
Multimedia	1.3
Transport — Rail	1.2
Banks — Super Regional	1.2
Computer Services	1.2
Investment Management/Advisor Services	1.2
Food — Misc./Diversified	1.1
Cable/Satellite TV	1.0
Chemicals — Diversified	1.0
Commercial Services — Finance	0.9
Diagnostic Equipment	0.9
Auto/Truck Parts & Equipment — Original	0.9
Chemicals — Specialty	0.9
Internet Content — Entertainment	0.8
Enterprise Software/Service	0.8
Transport — Services	0.8
Gas — Distribution	0.8
Commercial Services	0.8
Pipelines	0.8
Oil — Field Services	0.8
Finance — Other Services	0.7
Electric — Integrated	0.7
Data Processing/Management	0.7
Consumer Products — Misc.	0.7
Distribution/Wholesale	0.7
Real Estate Management/Services	0.7
Electronic Components — Misc.	0.7
Semiconductor Equipment	0.7
Electric Products — Misc.	0.7
Oil Refining & Marketing	0.7
Medical Products	0.6
Semiconductor Components — Integrated Circuits	0.6
Medical — HMO	0.6
Machinery — Electrical	0.6
Food — Retail	0.6
Telecom Services	0.6
Auto — Cars/Light Trucks	0.5
Networking Products	0.5
Diversified Manufacturing Operations	0.5
Real Estate Operations & Development	0.5
Building & Construction Products — Misc.	0.5
Import/Export	0.5
Retail — Apparel/Shoe	0.5
Diversified Operations	0.5
Retail — Restaurants	0.4
Advertising Agencies	0.4
Retail — Major Department Stores	0.4
Finance — Investment Banker/Broker	0.4
Oil Companies — Integrated	0.4
Investment Companies	0.4
Electronic Measurement Instruments	0.4
Machinery — Farming	0.4

Registered Investment Companies	0.4
Industrial Gases	0.4
Steel — Producers	0.4
Machinery — Construction & Mining	0.4
Hotels/Motels	0.3
E-Commerce/Services	0.3
Medical — Wholesale Drug Distribution	0.3
Insurance Brokers	0.3
Toys	0.3
Medical Labs & Testing Services	0.3
Computer Aided Design	0.3
Broadcast Services/Program	0.3
Building Products — Cement	0.3
Retail — Discount	0.3
Retail — Auto Parts	0.3
Finance — Consumer Loans	0.3
Paper & Related Products	0.3
Computers — Memory Devices	0.3
Apparel Manufacturers	0.3
Machinery — General Industrial	0.2
Medical Instruments	0.2
Building — Residential/Commercial	0.2
Airport Development/Maintenance	0.2
Television	0.2
Water	0.2
Electric — Distribution	0.2
Industrial Automated/Robotic	0.2
Food — Catering	0.2
Consulting Services	0.2
Internet Security	0.2
Retail — Drug Store	0.2
Public Thoroughfares	0.2
Building Products — Air & Heating	0.2
Pharmacy Services	0.2
Oil Field Machinery & Equipment	0.2
Soap & Cleaning Preparation	0.2
Cellular Telecom	0.2
Electronic Forms	0.2
Wireless Equipment	0.2
Tools — Hand Held	0.2
Banks — Fiduciary	0.2
Rubber — Tires	0.2
Private Equity	0.2
Office Automation & Equipment	0.2
Entertainment Software	0.2
Gold Mining	0.2
Medical — Hospitals	0.2
Retail — Regional Department Stores	0.2
Medical — Generic Drugs	0.2
Computers — Integrated Systems	0.2
Containers — Paper/Plastic	0.2
Audio/Video Products	0.2
Food — Dairy Products	0.2
Retail — Consumer Electronics	0.2
Metal — Diversified	0.2
Rental Auto/Equipment	0.2
Electric — Transmission	0.2
Telecommunication Equipment	0.2
Human Resources	0.2
Retail — Building Products	0.1
Building — Heavy Construction	0.1
Retail — Jewelry	0.1
Satellite Telecom	0.1
E-Commerce/Products	0.1
Savings & Loans/Thrifts	0.1
Optical Supplies	0.1
Electronic Security Devices	0.1
Non-Hazardous Waste Disposal	0.1
Food — Meat Products	0.1

79

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Medical Information Systems	0.1%
Metal Processors & Fabrication	0.1
Transport — Truck	0.1
Vitamins & Nutrition Products	0.1
Auto — Heavy Duty Trucks	0.1
Office Supplies & Forms	0.1
Metal — Copper	0.1
Diagnostic Kits	0.1
Resorts/Theme Parks	0.1
Aerospace/Defense — Equipment	0.1
Agricultural Operations	0.1
Diversified Banking Institutions	0.1
Food — Baking	0.1
Cruise Lines	0.1
Computer Software	0.1
Machinery — Pumps	0.1
Publishing — Periodicals	0.1
Silver Mining	0.1
Computers	0.1
Non-Ferrous Metals	0.1
Retail — Perfume & Cosmetics	0.1
Home Decoration Products	0.1
Dialysis Centers	0.1
Dental Supplies & Equipment	0.1
Retail — Catalog Shopping	0.1
Power Converter/Supply Equipment	0.1
Transactional Software	0.1
Metal — Iron	0.1
Finance — Leasing Companies	0.1
Finance — Mortgage Loan/Banker	0.1
Security Services	0.1
Gas — Transportation	0.1
Retirement/Aged Care	0.1
Internet Content — Information/News	0.1
Physicians Practice Management	0.1
Travel Services	0.1
Coatings/Paint	0.1
Food — Confectionery	0.1
Containers — Metal/Glass	0.1
Finance — Commercial	0.1
Steel — Specialty	0.1
E-Services/Consulting	0.1
Electronic Connectors	0.1
Retail — Automobile	0.1
Airlines	0.1
Radio	0.1
Aerospace/Defense	0.1

99.8%

Country Allocation*

United States	59.4%
Japan	8.7
United Kingdom	5.5
Canada	3.3
France	2.8
Switzerland	2.7
Germany	2.2
Netherlands	2.0
Australia	1.9
Hong Kong	1.3
Bermuda	1.2
Ireland	1.1
Spain	1.0
Sweden	1.0
Singapore	0.9
Denmark	0.7
Jersey	0.5

Country Allocation* (continued)

Italy	0.5
Finland	0.5
Belgium	0.5
Curacao	0.4
Cayman Islands	0.3
Norway	0.3
New Zealand	0.3
Luxembourg	0.2
Portugal	0.2
Austria	0.2
Israel	0.1
Liberia	0.1

99.8%

*	Calculated as a percentage of net assets

80

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 87.9%
Australia — 1.9%
Amcor, Ltd.	22,626	$240,263
APA Group	49,311	290,217
ASX, Ltd.	15,070	541,510
BGP Holdings PLC†(1)(2)	60,919	3,616
Computershare, Ltd.	26,169	224,164
CSL, Ltd.	7,914	572,721
Dexus Property Group	63,132	425,173
Domino’s Pizza Enterprises, Ltd.	3,540	177,185
Fortescue Metals Group, Ltd.	69,960	303,256
Goodman Group	33,750	166,484
GPT Group	103,827	371,088
Insurance Australia Group, Ltd.	93,362	385,392
QBE Insurance Group, Ltd.	23,435	193,303
Ramsay Health Care, Ltd.	6,273	328,013
Santos, Ltd.	117,251	340,275
Scentre Group	70,481	220,678
Sonic Healthcare, Ltd.	11,410	183,681
South32, Ltd.	154,813	309,812
Stockland	80,658	257,903
Sydney Airport	38,727	179,595
Transurban Group	93,111	724,707
Vicinity Centres	94,165	203,045
Wesfarmers, Ltd.	11,407	351,934
Westfield Corp.	35,582	240,158
Woodside Petroleum, Ltd.	15,244	333,430
Woolworths, Ltd.	11,583	195,789

		7,763,392

Austria — 0.2%
Erste Group Bank AG	7,963	221,455
OMV AG	6,429	207,786
voestalpine AG	5,591	211,870

		641,111

Belgium — 0.5%
Ageas	5,216	194,675
Groupe Bruxelles Lambert SA	5,139	421,837
KBC Group NV	3,665	219,776
Proximus SADP	11,201	316,669
UCB SA	8,212	528,302
Umicore SA	6,908	413,881

		2,095,140

Bermuda — 1.2%
Arch Capital Group, Ltd.†	5,140	425,181
Axis Capital Holdings, Ltd.	3,374	205,848
Bunge, Ltd.	6,224	424,975
Everest Re Group, Ltd.	2,701	568,695
Hongkong Land Holdings, Ltd.	29,900	191,659
IHS Markit, Ltd.†	14,311	514,337
Invesco, Ltd.	12,366	387,179
Jardine Matheson Holdings, Ltd.	4,000	216,800
Li & Fung, Ltd.	380,000	166,570
Norwegian Cruise Line Holdings, Ltd.†#	5,016	199,687
NWS Holdings, Ltd.	120,000	207,310
RenaissanceRe Holdings, Ltd.#	5,045	658,675
Shangri-La Asia, Ltd.	344,000	374,757
XL Group, Ltd.	10,099	364,877

		4,906,550

Canada — 3.3%
Agnico Eagle Mines, Ltd.	5,318	218,532
Alimentation Couche-Tard, Inc., Class B	4,191	193,404
AltaGas, Ltd.	7,389	179,541
ARC Resources, Ltd.	19,368	339,117

Security Description	Shares	Value (Note 2)

Canada (continued)
Bank of Montreal	7,598	$500,745
BCE, Inc.	9,210	396,908
Brookfield Asset Management, Inc., Class A	14,200	472,840
Cameco Corp.	16,563	152,400
Canadian Imperial Bank of Commerce	2,567	202,524
Canadian National Railway Co.	7,893	527,708
Canadian Tire Corp., Ltd., Class A	2,465	256,758
CGI Group, Inc., Class A†	5,081	240,679
CI Financial Corp.	13,200	261,091
Crescent Point Energy Corp.	13,896	176,894
Empire Co., Ltd., Class A	16,200	219,972
Encana Corp.	22,021	276,553
Fairfax Financial Holdings, Ltd.	849	403,434
First Capital Realty, Inc.	29,984	454,459
Fortis, Inc.	8,562	255,209
Franco-Nevada Corp.	2,469	143,420
Great-West Lifeco, Inc.	22,215	584,771
IGM Financial, Inc.	10,180	294,798
Industrial Alliance Insurance & Financial Services, Inc.	5,774	244,792
Intact Financial Corp.	8,048	560,179
Keyera Corp.	8,694	249,888
Manulife Financial Corp.	31,548	549,324
Metro, Inc., Class A	9,254	281,829
National Bank of Canada	5,260	197,039
Onex Corp.	3,661	256,949
Open Text Corp.	3,046	194,080
Pembina Pipeline Corp.	10,586	311,047
Power Corp. of Canada	15,066	336,470
Power Financial Corp.	11,025	278,395
RioCan Real Estate Investment Trust	7,948	158,451
Rogers Communications, Inc., Class B	5,695	220,033
Saputo, Inc.	6,025	203,764
Shaw Communications, Inc., Class B	29,396	575,315
Silver Wheaton Corp.	7,836	142,568
Sun Life Financial, Inc.	8,746	335,829
Suncor Energy, Inc.	12,839	408,883
Thomson Reuters Corp.	14,735	636,107
Tourmaline Oil Corp.†	6,974	188,147
Turquoise Hill Resources, Ltd.†	54,175	181,081
Valeant Pharmaceuticals International, Inc.†	4,200	66,410
Vermilion Energy, Inc.	5,604	227,322
Waste Connections, Inc.	2,472	188,960
Yamana Gold, Inc.	37,744	112,673

		13,857,292

Cayman Islands — 0.3%
ASM Pacific Technology, Ltd.	24,900	248,952
Cheung Kong Property Holdings, Ltd.	30,808	210,908
CK Hutchison Holdings, Ltd.	49,808	606,827
WH Group, Ltd.*	232,000	192,922

		1,259,609

Curacao — 0.4%
Schlumberger, Ltd.	19,117	1,606,784

Denmark — 0.7%
Chr Hansen Holding A/S	3,663	202,759
Danske Bank A/S	6,869	200,678
DSV A/S	8,768	394,540
Genmab A/S†	1,023	177,195
Novo Nordisk A/S, Class B	24,237	821,669
Novozymes A/S, Class B	7,595	257,265
Pandora A/S	1,457	173,399
TDC A/S†	41,179	209,522
Tryg A/S	10,121	182,083

81

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	2,688	$177,353
William Demant Holding A/S†	9,330	157,885

		2,954,348

Finland — 0.5%
Elisa Oyj	8,794	276,068
Kone Oyj, Class B	3,953	174,119
Metso Oyj	7,856	222,309
Nokia OYJ	74,983	322,651
Nokian Renkaat Oyj	5,042	182,115
Orion Oyj, Class B	5,436	231,145
Sampo Oyj, Class A	11,249	497,277
UPM-Kymmene Oyj	10,130	231,904

		2,137,588

France — 2.8%
Accor SA	4,597	162,875
Aeroports de Paris	2,815	276,897
Air Liquide SA	4,183	425,956
Arkema SA	2,361	226,158
Atos SE	2,660	274,957
AXA SA	24,468	576,477
Bureau Veritas SA	12,706	239,164
Capgemini SA	2,743	216,584
Casino Guichard Perrachon SA	3,259	148,282
Cie de Saint-Gobain	5,254	227,889
CNP Assurances	12,364	217,133
Credit Agricole SA	21,290	240,309
Danone SA	8,969	564,264
Dassault Systemes	5,876	448,517
Essilor International SA	5,692	603,870
Eutelsat Communications SA	9,358	168,458
Fonciere Des Regions	2,037	160,040
Gecina SA	2,109	276,944
ICADE	2,531	174,898
Iliad SA	890	169,316
Imerys SA	2,842	198,045
Ingenico Group SA	3,079	239,916
Kering	1,881	408,683
Klepierre	8,921	332,671
L’Oreal SA	5,556	948,347
Lagardere SCA	9,463	233,333
Legrand SA	5,384	301,004
Renault SA	2,353	185,391
Schneider Electric SE	4,708	313,458
SCOR SE	8,324	264,357
Societe BIC SA	1,493	193,127
Sodexo SA	5,101	557,930
Technip SA	3,357	232,545
Unibail-Rodamco SE	1,363	300,833
Veolia Environnement SA	10,211	176,455
Vivendi SA	16,981	323,772
Wendel SA	1,751	202,653
Zodiac Aerospace	7,756	171,966

		11,383,474

Germany — 2.2%
Allianz SE	5,828	925,285
Bayerische Motoren Werke AG	4,892	416,909
Beiersdorf AG	7,692	628,384
Brenntag AG	5,411	284,821
Continental AG	1,377	244,306
Daimler AG	9,784	650,794
Deutsche Wohnen AG (BR)	5,229	161,049
Fraport AG Frankfurt Airport Services Worldwide	3,354	194,800

Security Description	Shares	Value (Note 2)

Germany (continued)
Fresenius SE & Co. KGaA	4,930	$353,998
FUCHS PETROLUB SE (preference shares)	5,308	210,344
Hannover Rueck SE	2,979	316,203
Henkel AG & Co. KGaA	1,677	170,752
Henkel AG & Co. KGaA (preference shares)	3,268	378,570
Infineon Technologies AG	13,282	222,134
LANXESS AG	4,176	257,545
Linde AG	1,471	245,081
Merck KGaA	5,817	582,853
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	613,613
SAP SE	14,724	1,230,940
Symrise AG	4,994	302,277
Telefonica Deutschland Holding AG	42,775	167,830
TUI AG	19,530	257,555
Vonovia SE	9,834	317,159

		9,133,202

Hong Kong — 1.3%
AIA Group, Ltd.	174,800	1,065,950
Bank of East Asia, Ltd.	76,000	315,013
BOC Hong Kong Holdings, Ltd.	61,000	228,853
Hang Lung Properties, Ltd.	92,000	207,331
Hang Seng Bank, Ltd.	17,700	335,448
Henderson Land Development Co., Ltd.	34,189	188,874
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	167,939
HKT Trust & HKT, Ltd.	123,000	160,162
Hong Kong & China Gas Co., Ltd.	370,436	689,627
Hong Kong Exchanges and Clearing, Ltd.	15,800	415,548
Link REIT	62,500	430,284
PCCW, Ltd.	360,000	209,321
Power Assets Holdings, Ltd.	20,000	190,808
Sun Hung Kai Properties, Ltd.	15,000	196,287
Swire Pacific, Ltd., Class A	16,500	164,330
Swire Properties, Ltd.	113,600	343,444
Techtronic Industries Co., Ltd.	43,500	169,648

		5,478,867

Ireland — 1.1%
Accenture PLC, Class A	8,675	1,036,055
Adient PLC†	1,488	79,697
Alkermes PLC†	4,103	233,174
CRH PLC	8,730	291,407
DCC PLC	4,121	316,075
Jazz Pharmaceuticals PLC†	1,834	190,058
Johnson Controls International PLC	14,883	669,437
Kerry Group PLC, Class A	6,361	450,548
Pentair PLC	4,813	276,555
Perrigo Co. PLC#	5,230	451,558
Weatherford International PLC†#	47,110	240,732
Willis Towers Watson PLC	3,025	376,219

		4,611,515

Israel — 0.1%
Check Point Software Technologies, Ltd.†#	2,287	188,289
Nice, Ltd.	4,159	274,857

		463,146

Italy — 0.5%
Assicurazioni Generali SpA	34,830	440,022
Atlantia SpA	7,576	168,297
EXOR SpA	4,981	209,106
Intesa Sanpaolo SpA	146,572	325,602
Italgas SpA†	12,326	44,103
Luxottica Group SpA	3,520	183,176
Snam SpA	61,634	238,689

82

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy (continued)
Terna Rete Elettrica Nazionale SpA	60,973	$264,434
UniCredit SpA	83,442	178,817
Unione di Banche Italiane SpA	64,284	143,621

		2,195,867

Japan — 8.7%
Aeon Co., Ltd.	14,600	201,124
AEON Financial Service Co., Ltd.	8,700	144,791
Aisin Seiki Co., Ltd.	8,300	354,766
Ajinomoto Co., Inc.	11,000	212,731
Amada Holdings Co., Ltd.	18,000	200,288
Aozora Bank, Ltd.	52,000	178,629
Astellas Pharma, Inc.	32,800	452,844
Bridgestone Corp.	7,800	297,737
Canon, Inc.	17,600	501,670
Central Japan Railway Co.	1,900	310,231
Chiba Bank, Ltd.	79,000	468,179
Chubu Electric Power Co., Inc.	12,500	175,418
Chugai Pharmaceutical Co., Ltd.	5,000	140,510
Concordia Financial Group, Ltd.	45,800	210,375
Dai Nippon Printing Co., Ltd.	16,000	151,322
Dai-ichi Life Insurance Co., Ltd.	16,600	266,038
Daiichi Sankyo Co., Ltd.	15,200	316,476
Daikin Industries, Ltd.	2,200	206,049
Daito Trust Construction Co., Ltd.	1,300	201,980
Daiwa House Industry Co., Ltd.	9,500	270,041
Denso Corp.	13,700	596,355
Dentsu, Inc.	3,800	173,716
East Japan Railway Co.	5,600	478,035
Eisai Co., Ltd.	3,900	225,297
FANUC Corp.	2,800	472,479
Fuji Electric Co., Ltd.	45,000	221,057
FUJIFILM Holdings Corp.	4,600	170,844
Hankyu Hanshin Holdings, Inc.	4,800	151,672
Hisamitsu Pharmaceutical Co., Inc.	3,000	144,224
Hitachi Chemical Co., Ltd.	9,900	217,202
Hitachi Metals, Ltd.	17,700	231,297
Hitachi, Ltd.	44,000	234,336
Hoya Corp.	12,800	503,363
Idemitsu Kosan Co., Ltd.	10,300	233,000
Inpex Corp.	24,600	233,303
Isuzu Motors, Ltd.	15,000	176,872
JFE Holdings, Inc.	14,000	204,362
JTEKT Corp.	16,100	257,532
Kajima Corp.	25,000	175,255
Kao Corp.	10,000	460,382
KDDI Corp.	23,700	621,269
Keikyu Corp.	26,000	279,306
Keio Corp.	31,000	247,122
Keyence Corp.	700	478,659
Kintetsu Group Holdings Co., Ltd.	42,000	162,266
Komatsu, Ltd.	10,600	244,002
Kubota Corp.	25,000	377,497
Kurita Water Industries, Ltd.	7,900	164,208
Kyocera Corp.	5,600	266,086
Kyowa Hakko Kirin Co., Ltd.	10,000	142,651
LIXIL Group Corp.	10,600	235,710
Mabuchi Motor Co., Ltd.	4,500	250,557
Marubeni Corp.	66,200	362,406
McDonald’s Holdings Co. Japan, Ltd.	6,400	175,936
MEIJI Holdings Co., Ltd.	1,700	135,519
Mitsubishi Chemical Holdings Corp.	39,800	250,305
Mitsubishi Corp.	16,100	347,810
Mitsubishi Electric Corp.	29,000	399,620
Mitsubishi Estate Co., Ltd.	10,000	201,521

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Logistics Corp.	14,000	$189,310
Mitsubishi Materials Corp.	7,700	227,827
Mitsui & Co., Ltd.	29,600	398,832
Mitsui Fudosan Co., Ltd.	12,000	282,208
MS&AD Insurance Group Holdings, Inc.	8,100	251,273
Murata Manufacturing Co., Ltd.	1,600	215,725
Nagoya Railroad Co., Ltd.	31,000	152,013
NGK Insulators, Ltd.	10,000	191,076
NGK Spark Plug Co., Ltd.	14,200	291,187
Nidec Corp.	3,800	340,125
Nikon Corp.	13,400	196,775
Nintendo Co., Ltd.	1,500	364,167
Nippon Steel & Sumitomo Metal Corp.	12,600	270,161
Nippon Telegraph & Telephone Corp.	13,700	553,844
Nissan Motor Co., Ltd.	41,200	380,471
Nitori Holdings Co., Ltd.	1,400	146,112
NOK Corp.	10,500	208,798
NSK, Ltd.	45,900	499,903
NTT Data Corp.	3,700	184,022
NTT DOCOMO, Inc.	24,700	566,521
Omron Corp.	5,600	206,564
Ono Pharmaceutical Co., Ltd.	5,900	130,656
Oracle Corp. Japan	3,200	159,434
Oriental Land Co., Ltd.	4,100	233,554
ORIX Corp.	19,200	298,980
Osaka Gas Co., Ltd.	46,000	173,940
Otsuka Holdings Co., Ltd.	6,100	247,775
Panasonic Corp.	27,800	282,848
Rakuten, Inc.	17,000	167,615
Resona Holdings, Inc.	115,700	556,327
Ryohin Keikaku Co., Ltd.	700	137,240
Santen Pharmaceutical Co., Ltd.	16,600	202,558
Secom Co., Ltd.	4,000	290,861
Sekisui House, Ltd.	11,400	186,338
Shimadzu Corp.	13,000	198,059
Shimano, Inc.	1,200	197,089
Shin-Etsu Chemical Co., Ltd.	6,700	495,450
Shionogi & Co., Ltd.	4,000	189,153
Shiseido Co., Ltd.	7,800	198,332
Shizuoka Bank, Ltd.	74,000	598,313
SMC Corp.	700	198,977
SoftBank Group Corp.	12,800	750,960
Sompo Holdings, Inc.	6,700	218,326
Sony Corp.	12,900	370,746
Sumitomo Chemical Co., Ltd.	43,000	196,574
Sumitomo Corp.	34,800	415,209
Sumitomo Dainippon Pharma Co., Ltd.	10,300	168,268
Sumitomo Mitsui Financial Group, Inc.	14,200	522,051
Sumitomo Mitsui Trust Holdings, Inc.	5,800	210,393
Suntory Beverage & Food, Ltd.	4,900	209,654
Sysmex Corp.	2,700	162,606
TDK Corp.	3,300	221,817
Terumo Corp.	5,100	179,428
Tobu Railway Co., Ltd.	40,000	191,600
Tohoku Electric Power Co., Inc.	14,100	164,287
Tokio Marine Holdings, Inc.	10,400	445,344
Tokyo Electron, Ltd.	2,600	238,058
Tokyo Gas Co., Ltd.	46,000	200,517
Tokyu Corp.	27,000	201,547
TonenGeneral Sekiyu KK	36,000	342,677
Toppan Printing Co., Ltd.	20,000	181,286
Toray Industries, Inc.	28,000	227,466
TOTO, Ltd.	5,500	210,808
Toyoda Gosei Co., Ltd.	13,600	293,623
Toyota Industries Corp.	7,200	337,328

83

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Toyota Motor Corp.	3,500	$203,413
Toyota Tsusho Corp.	8,500	212,416
Trend Micro, Inc.	9,900	355,657
Unicharm Corp.	8,500	180,877
West Japan Railway Co.	4,500	273,646
Yahoo Japan Corp.	40,100	145,812
Yakult Honsha Co., Ltd.	3,400	149,189
Yamaguchi Financial Group, Inc.	19,000	197,631
Yamato Holdings Co., Ltd.	7,900	158,235
Yamazaki Baking Co., Ltd.	9,000	178,497

		36,140,591

Jersey — 0.5%
Delphi Automotive PLC	3,496	223,744
Randgold Resources, Ltd.	3,036	216,523
Shire PLC	16,732	975,574
Wolseley PLC	4,223	245,433
WPP PLC	28,561	610,720

		2,271,994

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	2,630	212,951

Luxembourg — 0.2%
RTL Group SA	6,325	429,764
SES SA FDR	14,875	321,533
Tenaris SA	13,542	216,292

		967,589

Netherlands — 2.0%
Aegon NV	70,452	358,260
Akzo Nobel NV	3,724	231,919
ASML Holding NV	3,981	411,884
Boskalis Westminster NV	5,238	163,491
CNH Industrial NV	27,566	234,895
Core Laboratories NV#	3,430	383,337
ING Groep NV	48,736	663,739
Koninklijke Ahold Delhaize NV	21,039	414,969
Koninklijke DSM NV	3,564	216,137
Koninklijke KPN NV	50,803	146,401
Koninklijke Philips NV	22,996	661,464
Koninklijke Vopak NV	4,605	215,235
LyondellBasell Industries NV, Class A	6,634	599,183
Mylan NV†	5,913	216,475
NN Group NV	13,556	435,761
QIAGEN NV†	15,761	435,147
RELX NV	25,248	407,808
STMicroelectronics NV	31,470	320,994
Unilever NV CVA	36,605	1,469,391
Wolters Kluwer NV	11,114	400,727

		8,387,217

New Zealand — 0.3%
Auckland International Airport, Ltd.	69,767	304,112
Contact Energy, Ltd.	48,523	161,511
Fletcher Building, Ltd.	30,262	220,316
Ryman Healthcare, Ltd.	45,044	279,127
Spark New Zealand, Ltd.	95,487	245,813

		1,210,879

Norway — 0.3%
DNB ASA	15,128	222,823
Gjensidige Forsikring ASA	23,102	369,580
Marine Harvest ASA	10,328	185,726
Orkla ASA	35,200	313,810

Security Description	Shares	Value (Note 2)

Norway (continued)
Telenor ASA	11,202	$165,523

		1,257,462

Papua New Guinea — 0.0%
Oil Search, Ltd.	36,637	174,502

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	126,030	8,014
EDP - Energias de Portugal SA	93,029	268,873
Galp Energia SGPS SA	33,940	459,174

		736,061

Singapore — 0.9%
Broadcom, Ltd.	4,530	772,320
CapitaLand, Ltd.	80,000	171,905
City Developments, Ltd.	29,500	173,705
ComfortDelGro Corp., Ltd.	159,000	279,541
DBS Group Holdings, Ltd.	27,000	330,589
Jardine Cycle & Carriage, Ltd.	9,200	257,704
Oversea-Chinese Banking Corp., Ltd.	106,000	671,490
Singapore Telecommunications, Ltd.	97,000	253,776
StarHub, Ltd.	112,000	225,039
United Overseas Bank, Ltd.	27,000	384,463

		3,520,532

Spain — 1.0%
Aena SA*	1,353	179,390
Amadeus IT Group SA	6,764	306,539
Banco Bilbao Vizcaya Argentaria SA	92,461	570,918
Banco de Sabadell SA	138,750	173,083
Banco Santander SA	182,417	833,852
Bankinter SA	27,525	206,890
CaixaBank SA	80,880	235,132
Enagas SA	7,953	195,974
Grifols SA	10,560	207,052
Red Electrica Corp. SA	13,704	244,006
Repsol SA	25,496	340,476
Telefonica SA	60,355	502,271

		3,995,583

Sweden — 1.0%
ASSA ABLOY AB, Class B	30,513	576,990
Atlas Copco AB, Class A	11,320	342,443
Atlas Copco AB, Class B	7,859	211,242
Boliden AB	9,577	247,348
Getinge AB, Class B	9,028	138,022
Hennes & Mauritz AB, Class B	7,515	218,293
Hexagon AB, Class B	5,022	177,895
Industrivarden AB, Class C	11,313	193,808
Investor AB, Class B	16,914	571,270
Nordea Bank AB	21,352	224,336
Skandinaviska Enskilda Banken AB, Class A	20,839	207,649
Svenska Cellulosa AB SCA, Class B	6,725	179,376
Svenska Handelsbanken AB, Class A	38,558	535,133
Telefonaktiebolaget LM Ericsson, Class B	32,965	169,743

		3,993,548

Switzerland — 2.7%
ABB, Ltd.	28,594	582,736
Actelion, Ltd.	2,230	429,901
Aryzta AG	5,640	240,312
Baloise Holding AG	1,739	209,528
Chubb, Ltd.	13,729	1,757,312
Coca-Cola HBC AG	11,386	242,185
EMS-Chemie Holding AG	379	194,402
Galenica AG	156	164,945

84

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Switzerland (continued)
Garmin, Ltd.#	4,306	$224,601
Geberit AG	1,734	686,471
Givaudan SA	203	361,794
Kuehne & Nagel International AG	1,294	169,021
LafargeHolcim, Ltd.	10,479	555,025
Pargesa Holding SA (BR)	6,739	427,526
Partners Group Holding AG	508	246,830
Schindler Holding AG	1,585	278,119
Schindler Holding AG (Participation Certificate)	1,303	231,456
SGS SA	169	339,596
Sika AG (BR)	52	252,302
Sonova Holding AG	3,591	434,085
Swatch Group AG (BR)	670	196,973
Swiss Life Holding AG	909	249,982
Swiss Prime Site AG	12,310	1,007,369
Swiss Re AG	4,613	424,685
Swisscom AG	1,889	807,289
Zurich Insurance Group AG	1,749	458,452

		11,172,897

United Kingdom — 5.5%
3i Group PLC	53,962	465,194
Aberdeen Asset Management PLC	49,339	165,444
Admiral Group PLC	14,174	337,133
Aggreko PLC	10,823	110,704
Antofagasta PLC	29,780	256,726
Aon PLC	3,253	371,167
Ashtead Group PLC	12,566	246,373
Auto Trader Group PLC*	37,662	188,349
Aviva PLC	77,931	435,857
Berkeley Group Holdings PLC	9,279	287,577
British Land Co. PLC	35,934	265,942
BT Group PLC	174,256	778,582
Bunzl PLC	33,711	868,891
Burberry Group PLC	11,844	211,766
Capita PLC	35,704	234,309
Compass Group PLC	26,406	452,967
Croda International PLC	4,382	178,848
Direct Line Insurance Group PLC	85,325	370,666
Dixons Carphone PLC	73,651	305,761
Fresnillo PLC	16,790	252,092
GKN PLC	50,050	194,067
Hammerson PLC	52,725	359,204
Hargreaves Lansdown PLC	10,788	158,871
Hikma Pharmaceuticals PLC	10,925	232,516
ICAP PLC	31,861	194,100
Inmarsat PLC	21,082	187,414
InterContinental Hotels Group PLC	7,779	319,342
Intertek Group PLC	10,773	443,330
Intu Properties PLC	104,195	350,822
Investec PLC	31,544	205,233
ITV PLC	74,244	156,062
Johnson Matthey PLC	5,956	233,252
Kingfisher PLC	40,468	178,787
Land Securities Group PLC	21,000	254,869
Legal & General Group PLC	161,043	475,130
Liberty Global PLC LiLAC, Class C†	5,443	115,228
Liberty Global PLC, Class A†	6,033	188,954
Liberty Global PLC, Class C†	7,042	214,429
London Stock Exchange Group PLC	7,068	243,019
Marks & Spencer Group PLC	41,696	171,483
Mediclinic International PLC	12,171	108,045
Merlin Entertainments PLC*	36,892	201,162
Mondi PLC	10,072	205,792
National Grid PLC	76,776	877,239

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Next PLC	6,024	$369,626
Nielsen Holdings PLC	6,062	261,272
Old Mutual PLC	98,150	233,207
Pearson PLC	26,239	261,164
Persimmon PLC	9,136	194,326
Provident Financial PLC	5,712	208,331
Prudential PLC	35,454	686,915
RELX PLC	32,929	566,510
Royal Mail PLC	26,021	152,564
RSA Insurance Group PLC	57,944	391,860
Sage Group PLC	44,535	366,373
Schroders PLC	9,585	331,599
Segro PLC	54,440	284,722
Sky PLC	53,434	522,150
Smith & Nephew PLC	25,446	358,815
Smiths Group PLC	18,020	318,133
SSE PLC	33,488	618,028
St James’s Place PLC	33,593	395,097
Standard Life PLC	77,875	336,743
Tate & Lyle PLC	34,732	294,636
Travis Perkins PLC	8,814	147,997
Unilever PLC	25,164	1,006,267
United Utilities Group PLC	43,128	476,482
Weir Group PLC	9,425	213,209
Whitbread PLC	4,680	202,838
Worldpay Group PLC*	130,782	440,504

		22,692,066

United States — 47.5%
A.O. Smith Corp.	4,170	202,787
Abbott Laboratories	35,011	1,332,869
AbbVie, Inc.	20,175	1,226,640
Activision Blizzard, Inc.	9,737	356,472
Acuity Brands, Inc.#	725	182,272
Adobe Systems, Inc.†	7,642	785,674
Advance Auto Parts, Inc.	1,590	269,855
Affiliated Managers Group, Inc.†	2,068	306,271
Aflac, Inc.	9,919	708,018
Agilent Technologies, Inc.	8,640	379,987
AGNC Investment Corp.#	9,173	171,168
Air Products & Chemicals, Inc.	5,168	746,569
Akamai Technologies, Inc.†	3,270	218,109
Albemarle Corp.	3,348	293,887
Alexion Pharmaceuticals, Inc.†	3,951	484,353
Alleghany Corp.†	398	226,044
Alliance Data Systems Corp.#	920	210,478
Allstate Corp.	13,980	977,482
Alphabet, Inc., Class A†	4,082	3,167,142
Alphabet, Inc., Class C†	3,801	2,881,310
American Express Co.	15,233	1,097,385
American Tower Corp.	10,755	1,099,914
American Water Works Co., Inc.	5,568	403,513
Ameriprise Financial, Inc.	4,466	510,062
AmerisourceBergen Corp.	4,394	342,688
AMETEK, Inc.	4,930	233,436
Amgen, Inc.	13,075	1,883,715
Amphenol Corp., Class A	3,249	221,777
Anadarko Petroleum Corp.	8,297	573,738
Analog Devices, Inc.#	7,494	556,355
Annaly Capital Management, Inc.	16,295	166,535
ANSYS, Inc.†#	4,693	441,283
Antero Resources Corp.†	6,732	164,867
Apache Corp.#	11,520	759,744
Applied Materials, Inc.	9,271	298,526
Assurant, Inc.	5,876	507,334

85

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Atmos Energy Corp.	4,547	$323,383
Autodesk, Inc.†#	3,354	243,534
Automatic Data Processing, Inc.	12,257	1,176,917
AvalonBay Communities, Inc.	1,148	188,835
Avery Dennison Corp.	3,669	264,388
B/E Aerospace, Inc.	4,255	255,470
Baker Hughes, Inc.	4,989	320,942
Ball Corp.	3,176	238,391
Baxter International, Inc.	9,257	410,733
BB&T Corp.#	10,844	490,691
Becton Dickinson and Co.#	3,884	656,784
Bed Bath & Beyond, Inc.	4,159	186,365
Berkshire Hathaway, Inc., Class B†	17,072	2,687,816
Best Buy Co., Inc.#	5,850	267,345
Biogen, Inc.†	2,412	709,297
BioMarin Pharmaceutical, Inc.†#	3,122	267,337
BlackRock, Inc.	2,225	825,008
Boston Properties, Inc.	1,856	229,921
Brixmor Property Group, Inc.	13,251	322,662
Broadridge Financial Solutions, Inc.	2,802	181,401
C.H. Robinson Worldwide, Inc.#	4,142	310,029
CA, Inc.	12,878	411,581
Cabot Oil & Gas Corp.	10,408	230,225
Calpine Corp.†#	12,240	136,476
Campbell Soup Co.	2,840	161,568
Capital One Financial Corp.	8,990	755,520
Cardinal Health, Inc.	7,721	548,268
CarMax, Inc.†#	3,715	214,690
Caterpillar, Inc.#	4,114	393,134
CBRE Group, Inc., Class A†	6,735	195,584
CBS Corp., Class B#	8,634	524,256
CDW Corp.	4,492	230,170
Celanese Corp.	5,247	416,192
Celgene Corp.†	10,195	1,208,209
Centene Corp.†	3,324	191,562
CenterPoint Energy, Inc.	9,924	236,787
CenturyLink, Inc.	16,446	386,810
Cerner Corp.†	10,843	539,765
Charles Schwab Corp.	16,947	655,171
Chipotle Mexican Grill, Inc.†#	435	172,404
Church & Dwight Co., Inc.	5,892	258,011
Cimarex Energy Co.	1,884	259,766
Cincinnati Financial Corp.	7,048	540,864
Cintas Corp.	2,934	336,236
Cisco Systems, Inc.	76,377	2,277,562
CIT Group, Inc.	5,817	237,624
Citizens Financial Group, Inc.	9,141	306,315
Citrix Systems, Inc.†	3,998	346,747
Clorox Co.	10,593	1,224,127
CME Group, Inc.	5,673	640,538
CMS Energy Corp.	10,564	424,884
Coach, Inc.	5,861	213,282
Cognizant Technology Solutions Corp., Class A†	8,995	495,445
Colgate-Palmolive Co.	16,984	1,107,866
Comcast Corp., Class A	36,022	2,503,889
Comerica, Inc.#	4,468	284,835
Concho Resources, Inc.†#	1,786	255,434
Cooper Cos., Inc.	1,050	172,715
Corning, Inc.	14,840	356,605
Crown Castle International Corp.	8,215	685,624
CSX Corp.	17,593	630,005
D.R. Horton, Inc.	5,759	159,639
Danaher Corp.	15,390	1,203,036
Deere & Co.#	8,676	869,335
DENTSPLY SIRONA, Inc.	5,808	337,909

Security Description	Shares	Value (Note 2)

United States (continued)
Devon Energy Corp.	11,720	$566,428
Digital Realty Trust, Inc.	2,876	265,541
Discover Financial Services	7,023	475,949
Discovery Communications, Inc., Class A†#	14,639	396,571
Discovery Communications, Inc., Class C†	15,464	408,868
DISH Network Corp., Class A†	5,080	291,846
Dollar General Corp.	3,107	240,233
Dollar Tree, Inc.†	4,673	411,972
Dover Corp.	9,002	653,635
Dr Pepper Snapple Group, Inc.	16,163	1,401,979
Dun & Bradstreet Corp.	2,788	339,355
E*TRADE Financial Corp.†	7,743	267,211
Eaton Vance Corp.	7,373	298,164
eBay, Inc.†	16,919	470,517
Ecolab, Inc.	6,409	748,123
Edgewell Personal Care Co.†	2,539	200,936
Edwards Lifesciences Corp.†	4,134	342,502
Electronic Arts, Inc.†#	4,406	349,131
Emerson Electric Co.#	22,504	1,270,126
EOG Resources, Inc.	6,297	645,568
EQT Corp.	4,034	282,703
Equifax, Inc.	2,762	316,111
Equinix, Inc.	1,497	507,124
Equity Residential	4,349	260,983
Estee Lauder Cos., Inc., Class A	5,535	430,069
Eversource Energy#	9,632	497,204
Expedia, Inc.#	2,598	322,282
Expeditors International of Washington, Inc.#	11,730	618,640
Express Scripts Holding Co.†	10,839	822,463
Extra Space Storage, Inc.	3,906	274,045
Facebook, Inc., Class A†	26,433	3,130,196
Fastenal Co.#	8,190	388,206
Federal Realty Investment Trust	3,058	429,404
Fidelity National Information Services, Inc.	8,745	675,027
Fifth Third Bancorp	15,741	409,581
First Republic Bank#	3,876	317,444
Fiserv, Inc.†	7,981	834,972
FleetCor Technologies, Inc.†#	1,246	186,078
Flowserve Corp.	4,021	190,796
FMC Technologies, Inc.†	9,093	311,526
FNF Group	9,250	295,445
Ford Motor Co.	46,034	550,567
Fortive Corp.	7,695	423,148
Franklin Resources, Inc.	7,712	302,773
Frontier Communications Corp.#	36,790	134,284
Gartner, Inc.†	1,876	192,890
General Growth Properties, Inc.	7,155	181,308
General Mills, Inc.	20,561	1,252,987
Genuine Parts Co.#	3,093	297,639
Gilead Sciences, Inc.	16,851	1,241,919
Hanesbrands, Inc.	9,177	213,182
Hartford Financial Services Group, Inc.	5,857	275,982
Hasbro, Inc.#	5,283	451,115
HCA Holdings, Inc.†	3,556	252,085
HCP, Inc.	7,868	232,342
Helmerich & Payne, Inc.#	2,696	203,952
Hess Corp.#	6,603	369,504
Hewlett Packard Enterprise Co.	19,643	467,503
Hilton Worldwide Holdings, Inc.#	8,005	200,685
HollyFrontier Corp.#	7,449	214,308
Hormel Foods Corp.#	10,317	353,254
Host Hotels & Resorts, Inc.	16,843	300,479
HP, Inc.	24,752	381,181
Humana, Inc.	1,960	416,774
Illinois Tool Works, Inc.	2,451	306,816

86

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Illumina, Inc.†#	1,489	$198,245
Incyte Corp.†#	2,512	256,952
Ingredion, Inc.	1,834	215,275
Intel Corp.	67,608	2,345,998
Intercontinental Exchange, Inc.	16,675	923,795
International Business Machines Corp.#	12,454	2,020,288
International Flavors & Fragrances, Inc.#	4,707	569,782
International Paper Co.	7,172	349,420
Interpublic Group of Cos., Inc.	10,654	256,442
Intuit, Inc.	7,491	851,577
Iron Mountain, Inc.	4,511	148,863
J.M. Smucker Co.	1,985	250,011
JB Hunt Transport Services, Inc.	3,516	335,321
Jones Lang LaSalle, Inc.	2,807	284,293
Juniper Networks, Inc.	8,086	222,688
Kansas City Southern#	2,001	177,509
KeyCorp	16,491	285,459
Kimberly-Clark Corp.	15,783	1,824,673
Kinder Morgan, Inc.	22,465	498,723
KLA-Tencor Corp.	9,492	757,841
Kohl’s Corp.#	7,846	422,350
Kraft Heinz Co.#	7,293	595,473
Kroger Co.	9,558	308,723
L Brands, Inc.	4,771	335,020
Laboratory Corp. of America Holdings†	3,264	410,774
Lam Research Corp.	4,219	447,298
Lear Corp.	2,301	298,003
Level 3 Communications, Inc.†	4,959	273,092
Liberty Interactive Corp. QVC Group, Class A†#	15,276	316,366
Liberty SiriusXM Group, Series C†	5,871	209,947
Lincoln National Corp.	4,705	301,590
Linear Technology Corp.	11,040	690,331
LinkedIn Corp., Class A†	1,428	278,803
LKQ Corp.†	10,988	360,736
Loews Corp.	5,566	248,522
Lowe’s Cos., Inc.	9,390	662,464
M&T Bank Corp.#	3,811	548,555
Macerich Co.	2,125	144,266
Macy’s, Inc.#	6,279	264,974
Marathon Oil Corp.#	19,432	350,942
Marathon Petroleum Corp.	6,919	325,331
Markel Corp.†	505	453,662
Marriott International, Inc., Class A	4,761	375,072
Marsh & McLennan Cos., Inc.	7,787	539,717
Masco Corp.	5,856	185,342
MasterCard, Inc., Class A	14,855	1,518,181
Mattel, Inc.#	12,911	407,600
Maxim Integrated Products, Inc.	5,112	200,748
McCormick & Co., Inc.	2,150	196,080
McKesson Corp.	2,986	429,417
Mead Johnson Nutrition Co.	6,619	477,164
MEDNAX, Inc.†#	4,160	272,355
Microchip Technology, Inc.	7,794	515,807
Micron Technology, Inc.†	15,302	298,848
Microsoft Corp.	105,527	6,359,057
Mid-America Apartment Communities, Inc.#	1,694	155,221
Monster Beverage Corp.†	6,084	272,259
Mosaic Co.#	6,964	197,778
Motorola Solutions, Inc.	5,584	448,116
MSCI, Inc.	2,388	188,174
Murphy Oil Corp.#	10,560	358,090
Nasdaq, Inc.	6,716	430,428
National Oilwell Varco, Inc.#	13,658	510,263
Navient Corp.	15,252	262,792
NetApp, Inc.	7,429	271,604

Security Description	Shares	Value (Note 2)

United States (continued)
Netflix, Inc.†	4,682	$547,794
New York Community Bancorp, Inc.#	12,075	192,959
Newell Brands, Inc.	7,862	369,593
Newfield Exploration Co.†	4,586	207,379
NiSource, Inc.	13,830	303,430
Noble Energy, Inc.	9,481	361,795
Nordstrom, Inc.#	4,711	263,439
Norfolk Southern Corp.	4,381	466,401
Northern Trust Corp.	5,252	431,452
Nucor Corp.	9,846	612,323
NVIDIA Corp.#	10,317	951,227
O’Reilly Automotive, Inc.†	1,151	315,949
Occidental Petroleum Corp.#	6,941	495,310
OGE Energy Corp.#	6,618	209,460
Omnicom Group, Inc.	11,877	1,032,586
ONEOK, Inc.#	7,889	433,343
Oracle Corp.	40,001	1,607,640
PACCAR, Inc.#	4,720	293,348
Palo Alto Networks, Inc.†#	1,448	194,568
Parker-Hannifin Corp.	4,152	576,837
Paychex, Inc.#	19,483	1,148,523
PayPal Holdings, Inc.†	15,885	623,963
People’s United Financial, Inc.#	22,008	411,990
PepsiCo, Inc.	28,141	2,816,914
Phillips 66	6,407	532,294
Pioneer Natural Resources Co.	1,932	369,089
PNC Financial Services Group, Inc.	10,505	1,161,223
PPL Corp.	31,005	1,037,427
Priceline Group, Inc.†	616	926,267
Principal Financial Group, Inc.#	9,465	546,036
Procter & Gamble Co.	38,851	3,203,653
Progressive Corp.	24,476	815,051
Prologis, Inc.#	6,021	306,469
Prudential Financial, Inc.	8,857	891,014
Public Storage	1,999	418,391
QUALCOMM, Inc.	21,544	1,467,793
Quality Care Properties, Inc.†	1,573	23,595
Quest Diagnostics, Inc.	6,487	567,353
Quintiles IMS Holdings, Inc.†	2,810	215,892
Range Resources Corp.	5,909	207,879
Raymond James Financial, Inc.	5,302	381,426
Red Hat, Inc.†	2,648	209,483
Regeneron Pharmaceuticals, Inc.†#	1,040	394,410
Regions Financial Corp.	21,191	286,926
Republic Services, Inc.#	6,786	376,555
ResMed, Inc.#	2,871	176,509
Robert Half International, Inc.	4,872	218,607
Rockwell Automation, Inc.	4,117	550,484
Roper Technologies, Inc.#	4,838	876,210
Ross Stores, Inc.	6,969	471,035
S&P Global, Inc.	4,248	505,470
salesforce.com, Inc.†	8,590	618,480
SBA Communications Corp., Class A†	5,672	561,301
Scripps Networks Interactive, Inc., Class A#	4,556	315,549
Sealed Air Corp.	3,953	180,257
SEI Investments Co.	4,295	202,638
ServiceNow, Inc.†#	2,686	223,341
Simon Property Group, Inc.#	3,310	594,641
Snap-on, Inc.	2,120	354,464
Southwest Airlines Co.	4,588	213,847
Southwestern Energy Co.†#	14,608	165,801
Spectra Energy Corp.#	18,192	744,962
Splunk, Inc.†#	3,227	185,940
St. Jude Medical, Inc.	6,999	554,321
Stanley Black & Decker, Inc.	3,498	414,968

87

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Starbucks Corp.#	23,035	$1,335,339
Stericycle, Inc.†	2,256	164,620
Stryker Corp.#	4,534	515,334
SunTrust Banks, Inc.	10,302	535,189
Synchrony Financial	10,798	373,179
T. Rowe Price Group, Inc.	6,856	507,755
TD Ameritrade Holding Corp.	8,363	342,967
Tesla Motors, Inc.†	938	177,657
Texas Instruments, Inc.	11,801	872,448
Thermo Fisher Scientific, Inc.	8,190	1,147,501
Tiffany & Co.#	3,930	324,146
TJX Cos., Inc.	13,325	1,043,880
Toll Brothers, Inc.†	6,710	199,019
Torchmark Corp.	13,741	963,107
Total System Services, Inc.	7,477	368,018
Tractor Supply Co.	1,874	140,681
TransDigm Group, Inc.#	831	208,938
Travelers Cos., Inc.	9,938	1,126,472
Trimble, Inc.†	10,103	284,804
TripAdvisor, Inc.†	2,793	134,846
Twenty-First Century Fox, Inc., Class A	21,097	593,037
Twenty-First Century Fox, Inc., Class B	14,171	397,638
UGI Corp.	5,791	259,437
Ulta Salon Cosmetics & Fragrance, Inc.†#	1,451	376,534
Union Pacific Corp.	14,034	1,422,065
United Parcel Service, Inc., Class B	13,351	1,547,648
United Rentals, Inc.†#	2,725	275,525
United Therapeutics Corp.†#	2,180	273,830
UnitedHealth Group, Inc.	12,277	1,943,695
US Bancorp	30,198	1,498,425
Valero Energy Corp.	4,416	271,849
Valspar Corp.	2,461	251,243
Vantiv, Inc., Class A†	3,592	202,697
Varian Medical Systems, Inc.†#	3,147	282,695
Ventas, Inc.	5,335	322,341
VeriSign, Inc.†#	5,122	403,870
Verisk Analytics, Inc.†	6,616	549,657
Vertex Pharmaceuticals, Inc.†#	4,679	381,853
VF Corp.	5,769	314,468
Viacom, Inc., Class B	7,902	296,167
Visa, Inc., Class A#	27,304	2,111,145
Vornado Realty Trust	3,640	355,810
Voya Financial, Inc.	7,253	281,924
Vulcan Materials Co.	2,163	271,781
Walgreens Boots Alliance, Inc.	10,661	903,307
Walt Disney Co.	21,553	2,136,333
Waters Corp.†	1,325	178,305
WEC Energy Group, Inc.	6,906	386,805
Welltower, Inc.	4,073	255,703
Western Digital Corp.	3,913	249,102
Western Union Co.	11,620	244,369
WestRock Co.	4,699	240,589
Weyerhaeuser Co.	7,956	245,283
Whirlpool Corp.	1,088	176,735
WhiteWave Foods Co.†	4,556	250,990
Whole Foods Market, Inc.#	6,926	210,481
WR Berkley Corp.#	7,712	476,524
WW Grainger, Inc.#	1,740	401,192
Wyndham Worldwide Corp.#	2,547	183,359
Xerox Corp.	22,329	208,776
Yahoo!, Inc.†	12,184	499,788
Yum China Holdings, Inc.†	5,094	143,243
Yum! Brands, Inc.	5,094	322,909

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Zoetis, Inc.	6,582	$331,601

		196,366,196

Total Common Stocks
(cost $346,234,837)		363,587,953

RIGHTS — 0.0%
CaixaBank SA Expires 12/12/2016†	80,880	3,343
Yamana Gold, Inc. Expires 12/21/2016†	4,718	1,159

Total Rights
(cost $5,073)		4,502

Total Long-Term Investment Securities
(cost $346,239,910)		363,592,455

SHORT-TERM INVESTMENT SECURITIES — 11.9%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Prime Portfolio 0.26%(3)(5)	1,456,184	1,456,184

Time Deposits — 5.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$20,773,000	20,773,000

U.S. Government Treasuries — 6.5%
United States Treasury Bills
0.11% due 12/15/2016(4)	450,000	449,974
0.16% due 12/15/2016(4)	1,150,000	1,149,935
0.19% due 12/15/2016(4)	100,000	99,994
0.23% due 12/15/2016(4)	100,000	99,994
0.23% due 12/01/2016	25,000,000	25,000,000

		26,799,897

Total Short-Term Investment Securities
(cost $49,029,077)		49,029,081

TOTAL INVESTMENTS
(cost $395,268,987)(6)	99.8%	412,621,536
Other assets less liabilities	0.2	1,030,046

NET ASSETS	100.0%	$413,651,582

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $1,370,266 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $11,630 representing 0.0% of net assets.
(3)	At November 30, 2016, the Fund had loaned securities with a total value of $39,125,094. This was secured by collateral of $1,456,184, which was received in cash and subsequently invested in short-term investments currently valued at $1,456,184 as reported in the Portfolio of Investments. Additional collateral of $38,312,951 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

88

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$3,006,708
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	5,442,792
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	9,101,637
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	2,326,987
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	18,434,827

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of November 30, 2016.
(6)	See Note 5 for cost of investments on a tax basis.

BR—Bearer Shares

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
369	Long	S&P 500 E-Mini Index	December 2016	$38,989,647	$40,567,860	$1,578,213

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$7,759,776	$—	$3,616	$7,763,392
Portugal	728,047	—	8,014	736,061
Other Countries	355,088,500	—	—	355,088,500
Rights	4,502	—	—	4,502
Short-Term Investment Securities:
Registered Investment Companies	1,456,184	—	—	1,456,184
Other Short-Term Investment Securities	—	47,572,897	—	47,572,897

Total Investments at Value	$365,037,009	$47,572,897	$11,630	$412,621,536

Other Financial Instruments:†
Futures Contracts	$1,578,213	$—	$—	$1,578,213

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

89

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Sovereign	26.3%
Diversified Banking Institutions	6.7
U.S. Government Agencies	6.1
Foreign Government Obligations	5.5
Oil Companies — Integrated	4.5
Medical — Drugs	4.0
Medical — Biomedical/Gene	2.5
Oil Companies — Exploration & Production	2.1
Electronic Components — Semiconductors	1.8
Banks — Commercial	1.7
Insurance — Multi-line	1.7
Chemicals — Diversified	1.7
Telecom Services	1.7
Cable/Satellite TV	1.6
Web Portals/ISP	1.5
Oil — Field Services	1.5
Applications Software	1.2
Registered Investment Companies	1.2
Electronic Components — Misc.	1.2
Telephone — Integrated	1.2
Time Deposits	1.1
Computers	1.1
Auto — Cars/Light Trucks	1.1
Building Products — Cement	1.1
Enterprise Software/Service	1.0
Banks — Super Regional	1.0
Aerospace/Defense	0.9
Banks — Fiduciary	0.9
Medical Instruments	0.9
Diversified Manufacturing Operations	0.8
Photo Equipment & Supplies	0.8
Insurance — Life/Health	0.8
Diversified Financial Services	0.7
Medical — Generic Drugs	0.7
Building & Construction Products — Misc.	0.7
Retail — Drug Store	0.7
Cellular Telecom	0.7
Beverages — Non-alcoholic	0.6
Aerospace/Defense — Equipment	0.6
Medical — Wholesale Drug Distribution	0.6
Metal — Diversified	0.6
Tools — Hand Held	0.6
Machinery — Electrical	0.6
Semiconductor Components — Integrated Circuits	0.5
Airlines	0.5
Multimedia	0.5
Rubber — Tires	0.5
Steel — Specialty	0.4
Diagnostic Kits	0.4
Auto/Truck Parts & Equipment — Original	0.4
Audio/Video Products	0.4
Semiconductor Equipment	0.4
Diversified Minerals	0.3
Energy — Alternate Sources	0.3
Food — Retail	0.3
Retail — Building Products	0.3
Finance — Other Services	0.3

99.8%

Country Allocation*

United States	27.6%
South Korea	8.7
Mexico	8.2
United Kingdom	7.6
Brazil	5.9
Japan	5.8
France	5.4
Indonesia	4.1
Germany	3.8
Malaysia	2.7
Switzerland	2.1
Ireland	2.0
China	1.8
Philippines	1.5
Ukraine	1.5
Netherlands	1.5
Argentina	1.4
Colombia	1.4
Jersey	1.0
Italy	0.7
Israel	0.7
Singapore	0.7
Norway	0.6
Portugal	0.5
Taiwan	0.5
Thailand	0.4
Spain	0.4
Cayman Islands	0.4
Sweden	0.4
Bermuda	0.3
South Africa	0.1
Serbia	0.1

99.8%

*	Calculated as a percentage of net assets

90

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.7%
Bermuda — 0.3%
Kunlun Energy Co., Ltd.	1,460,000	$1,067,260

Cayman Islands — 0.4%
Baidu, Inc. ADR†	9,990	1,667,831

China — 1.8%
China Life Insurance Co., Ltd., Class H	634,000	1,843,189
China Telecom Corp., Ltd., Class H	5,876,000	2,840,843
Sinopharm Group Co., Ltd., Class H	538,000	2,510,875

		7,194,907

France — 5.4%
AXA SA	138,045	3,252,404
BNP Paribas SA	69,910	4,058,875
Cie de Saint-Gobain	64,110	2,780,730
Cie Generale des Etablissements Michelin	16,940	1,813,339
Credit Agricole SA	135,390	1,528,201
Sanofi	39,392	3,177,562
Technip SA	20,120	1,393,748
TOTAL SA	52,880	2,519,496
Zodiac Aerospace	54,960	1,218,576

		21,742,931

Germany — 3.8%
Deutsche Boerse AG†	14,300	1,155,634
Deutsche Lufthansa AG	164,150	2,126,836
HeidelbergCement AG	15,850	1,421,331
Innogy SE†*	35,710	1,260,881
LANXESS AG	54,890	3,385,212
Merck KGaA	30,220	3,027,989
METRO AG	41,850	1,250,581
Siemens AG ADR	15,830	1,782,616

		15,411,080

Ireland — 2.0%
Allergan PLC†	16,175	3,142,803
CRH PLC	86,271	2,879,723
Medtronic PLC	27,730	2,024,567

		8,047,093

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	76,651	2,889,743

Italy — 0.7%
Eni SpA	209,779	2,921,472

Japan — 5.8%
IHI Corp.†	479,000	1,327,241
Inpex Corp.	151,400	1,435,855
Konica Minolta, Inc.	338,200	3,228,132
Nissan Motor Co., Ltd.	322,100	2,974,509
Omron Corp.	76,000	2,803,374
Panasonic Corp.	155,800	1,585,168
SoftBank Group Corp.	52,100	3,056,643
Sumitomo Metal Mining Co., Ltd.	97,000	1,295,538
Suntory Beverage & Food, Ltd.	61,200	2,618,539
Toshiba Corp.†	405,000	1,505,231
Toyota Motor Corp. ADR	12,454	1,476,173

		23,306,403

Jersey — 1.0%
Glencore PLC†	698,830	2,442,132
Petrofac, Ltd.	145,720	1,448,570

		3,890,702

Security Description	Shares	Value (Note 2)

Netherlands — 1.5%
Akzo Nobel NV	37,350	$2,326,037
ING Groep NV	153,781	2,094,354
QIAGEN NV†	60,672	1,675,099

		6,095,490

Norway — 0.6%
Telenor ASA	162,472	2,400,716

Portugal — 0.5%
Galp Energia SGPS SA	157,760	2,134,332

Singapore — 0.7%
DBS Group Holdings, Ltd.	109,995	1,346,783
Singapore Telecommunications, Ltd.#	515,100	1,347,630

		2,694,413

South Korea — 2.9%
Hana Financial Group, Inc.	63,469	1,745,458
Hyundai Mobis Co., Ltd.	7,673	1,634,299
KB Financial Group, Inc. ADR	35,718	1,279,419
Samsung Electronics Co., Ltd.	4,687	7,000,130

		11,659,306

Spain — 0.4%
Telefonica SA ADR	203,725	1,688,880

Sweden — 0.4%
Getinge AB, Class B	94,800	1,449,321

Switzerland — 2.1%
ABB, Ltd.	112,050	2,283,541
Chubb, Ltd.	10,037	1,284,736
Novartis AG	14,950	1,032,987
Roche Holding AG	11,250	2,508,483
UBS Group AG	96,770	1,539,068

		8,648,815

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	370,914	2,129,616

Thailand — 0.4%
Bangkok Bank PCL NVDR	417,900	1,827,167

United Kingdom — 7.6%
Aviva PLC	241,340	1,349,781
BAE Systems PLC	338,479	2,543,146
Barclays PLC	1,045,720	2,825,499
BP PLC	875,875	5,035,087
GlaxoSmithKline PLC	115,966	2,169,920
HSBC Holdings PLC	521,183	4,102,137
Kingfisher PLC	278,980	1,232,530
Royal Dutch Shell PLC, Class B	161,776	4,288,142
Sky PLC	223,940	2,188,312
Standard Chartered PLC†	254,235	2,039,331
Vodafone Group PLC ADR	108,276	2,646,266

		30,420,151

United States — 19.2%
Allegheny Technologies, Inc.#	97,860	1,716,464
Alphabet, Inc., Class A†	5,780	4,484,586
Amgen, Inc.	21,870	3,150,811
Apache Corp.	29,610	1,952,779
Apple, Inc.	40,630	4,490,428
Applied Materials, Inc.	46,540	1,498,588
Baker Hughes, Inc.	24,550	1,579,302
Capital One Financial Corp.	46,540	3,911,222
Celgene Corp.†	17,740	2,102,367
Chevron Corp.	10,980	1,224,929
Citigroup, Inc.	91,400	5,154,046

91

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Comcast Corp., Class A		56,075	$3,897,773
ConocoPhillips		48,360	2,346,427
Devon Energy Corp.		20,980	1,013,963
Eastman Chemical Co.		17,790	1,336,385
Gilead Sciences, Inc.		43,920	3,236,904
Halliburton Co.		28,360	1,505,632
Ionis Pharmaceuticals, Inc.†#		33,190	1,452,394
JPMorgan Chase & Co.		66,180	5,305,651
Knowles Corp.†#		124,030	1,988,201
Microsoft Corp.		83,364	5,023,515
Morgan Stanley		59,820	2,474,155
Oracle Corp.		97,520	3,919,329
Pfizer, Inc.		39,859	1,281,068
Rockwell Collins, Inc.		14,730	1,365,766
Stanley Black & Decker, Inc.		20,190	2,395,140
Twenty-First Century Fox, Inc., Class A		70,157	1,972,113
Voya Financial, Inc.		66,640	2,590,297
Walgreens Boots Alliance, Inc.		32,770	2,776,602

			77,146,837

Total Common Stocks
(cost $214,965,021)			236,434,466

FOREIGN GOVERNMENT OBLIGATIONS — 27.2%
Argentina — 1.4%
Republic of Argentina Senior Notes 15.50% due 10/17/2026	ARS	38,757,000	2,421,549
Republic of Argentina Senior Notes 16.00% due 10/17/2023	ARS	10,409,000	647,897
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	38,016,000	2,469,303

			5,538,749

Brazil — 5.9%
Brazil Letras do Tesouro Nacional Bills 0.01% due 07/01/2020	BRL	6,263,000	1,249,229
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2018(1)	BRL	4,893,650	1,468,734
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	14,002,914	4,123,848
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2021	BRL	3,540,000	1,034,762
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	1,733,000	494,854
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2025	BRL	30,970,000	8,717,963
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2027	BRL	24,590,000	6,835,061

			23,924,451

Security Description	Principal Amount(5)		Value (Note 2)

Colombia — 1.4%
Colombian Titulos De Tesoreria, Class B Bonds 6.00% due 04/28/2028	COP	2,472,300,000	$711,655
Colombian Titulos De Tesoreria, Class B Bonds 7.50% due 08/26/2026	COP	4,945,700,000	1,631,811
Colombian Titulos De Tesoreria, Class B Bonds 7.75% due 09/18/2030	COP	7,660,000,000	2,534,167
Colombian Titulos De Tesoreria, Class B Bonds 10.00% due 07/24/2024	COP	1,269,000,000	481,477
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,956
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	111,257

			5,488,323

Indonesia — 4.1%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,603
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	20,619
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	739,000,000	50,493
Republic of Indonesia Senior Notes 7.88% due 04/15/2019	IDR	347,000,000	25,502
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	337,726
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	122,146,000,000	9,035,334
Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	6,176,000,000	464,874
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	615,244
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	2,973,000,000	228,802
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	210,319
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	177,455
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	9,369
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	22,526
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,067,068
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,587,614

92

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	$610,805
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	229,000,000	20,296

			16,489,649

Malaysia — 1.5%
Government of Malaysia Senior Notes 3.26% due 03/01/2018	MYR	6,706,000	1,490,276
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	3,280,000	733,271
Government of Malaysia Senior Notes 3.39% due 03/15/2017	MYR	7,020,000	1,572,873
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	4,705,000	1,055,285
Government of Malaysia Senior Notes 4.01% due 09/15/2017	MYR	1,457,000	327,196
Government of Malaysia Senior Bonds 4.24% due 02/07/2018	MYR	3,163,000	710,209

			5,889,110

Mexico — 4.1%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,310,674	110,393
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,433,399	220,151
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,962,970	148,087
United Mexican States Bonds 4.75% due 06/14/2018	MXN	95,020,000	4,510,264
United Mexican States Bonds 5.00% due 06/15/2017	MXN	102,220,000	4,940,153
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	117,780,000	5,462,826
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	939,192

			16,331,066

Philippines — 1.3%
Republic of the Philippines Senior Notes 2.13% due 05/23/2018	PHP	111,305,000	2,199,860
Republic of the Philippines Senior Notes 2.88% due 05/22/2017	PHP	9,510,000	191,549
Republic of the Philippines Senior Notes 3.38% due 08/20/2020	PHP	3,200,000	62,931
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,452,604

Security Description	Principal Amount(5)		Value (Note 2)

Philippines (continued)
Republic of the Philippines Senior Notes 5.00% due 08/18/2018	PHP	2,700,000	$55,609
Republic of the Philippines Senior Notes 5.88% due 01/31/2018	PHP	5,150,000	107,008

			5,069,561

Poland — 0.0%
Republic of Poland FRS Bonds 1.79% due 01/25/2021	PLN	124,000	28,931

Portugal — 0.0%
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023*	EUR	15,000	17,608
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024*	EUR	37,400	44,979

			62,587

Serbia — 0.1%
Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	276,759

South Africa — 0.1%
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	470,000	27,077
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	2,300,000	146,062
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	1,610,000	102,339
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	1,440,000	95,151
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,900,000	147,858

			518,487

South Korea — 5.8%
Bank of Korea Senior Notes 1.25% due 08/02/2018	KRW	527,000,000	447,263
Bank of Korea Senior Notes 1.56% due 10/02/2017	KRW	3,146,300,000	2,689,021
Bank of Korea Senior Notes 1.57% due 01/09/2017	KRW	60,100,000	51,411
Bank of Korea Senior Notes 1.70% due 08/02/2017	KRW	617,100,000	528,027
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,147,600,000	958,283
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	9,028,000,000	7,680,291
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,186,510

93

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea (continued)
Republic of South Korea Senior Notes 2.00% due 12/10/2017	KRW	2,294,600,000	$1,968,991
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,729,766
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,545,600,000	1,322,594

			23,562,157

Ukraine — 1.5%
Government of Ukraine VRS Senior Bonds zero coupon due 05/31/2040*		1,520,000	445,062
Government of Ukraine Senior Notes 7.75% due 09/01/2019*#		138,000	133,757
Government of Ukraine Senior Notes 7.75% due 09/01/2020*		925,000	879,730
Government of Ukraine Senior Notes 7.75% due 09/01/2021*		859,000	806,300
Government of Ukraine Senior Notes 7.75% due 09/01/2022*		859,000	797,667
Government of Ukraine Senior Notes 7.75% due 09/01/2023*		859,000	785,985
Government of Ukraine Senior Notes 7.75% due 09/01/2024*		633,000	573,977
Government of Ukraine Senior Notes 7.75% due 09/01/2025*		633,000	568,118
Government of Ukraine Senior Bonds 7.75% due 09/01/2026*		633,000	566,472
Government of Ukraine Senior Bonds 7.75% due 09/01/2027*		633,000	560,838

			6,117,906

Total Foreign Government Obligations
(cost $117,821,968)			109,297,736

Total Long-Term Investment Securities
(cost $332,786,989)			345,732,202

SHORT-TERM INVESTMENT SECURITIES — 13.9%
Foreign Government Obligations — 5.5%
Bank Negara Malaysia Monetary Notes
1.25% due 04/20/2017	MYR	1,070,000	236,737
1.28% due 04/20/2017	MYR	8,470,000	1,873,981
2.54% due 07/20/2017	MYR	13,320,000	2,923,379

			5,034,097

Government of Malaysia
2.35% due 08/11/2017	MYR	500,000	109,536
2.50% due 01/20/2017	MYR	170,000	37,908
2.70% due 01/20/2017	MYR	220,000	49,057

			196,501

Republic of the Philippines
1.15% due 02/08/2017	PHP	4,690,000	94,076
1.15% due 03/29/2017	PHP	720,000	14,423

Security Description	Principal Amount(5)		Value (Note 2)

Foreign Government Obligations (continued)
1.19% due 02/15/2017	PHP	770,000	$15,438
1.32% due 03/15/2017	PHP	6,350,000	127,259
1.33% due 09/27/2017	PHP	1,370,000	27,132
1.36% due 02/22/2017	PHP	9,450,000	189,543
1.37% due 01/18/2017	PHP	25,910,000	520,013
1.45% due 05/17/2017	PHP	1,660,000	33,183
1.48% due 05/03/2017	PHP	3,580,000	71,989
1.53% due 12/07/2016	PHP	4,350,000	87,432

			1,180,488

United Mexican States
3.49% due 12/08/2016	MXN	265,300	12,878
4.03% due 02/02/2017	MXN	2,076,800	99,935
4.03% due 03/30/2017	MXN	4,955,300	236,078
4.03% due 12/08/2016	MXN	486,900	23,636
4.06% due 03/30/2017	MXN	1,038,400	49,471
4.07% due 03/30/2017	MXN	1,557,600	74,206
4.08% due 02/02/2017	MXN	6,284,800	302,422
4.11% due 02/02/2017	MXN	9,302,200	447,619
4.14% due 12/08/2016	MXN	294,700	14,306
4.21% due 02/02/2017	MXN	2,486,700	119,659
4.28% due 03/30/2017	MXN	3,730,000	177,703
4.32% due 02/02/2017	MXN	2,102,200	101,157
4.36% due 03/02/2017	MXN	23,675,700	1,133,295
4.43% due 05/25/2017	MXN	10,511,100	496,049
4.48% due 12/08/2016	MXN	270,000	13,107
4.49% due 12/22/2016	MXN	3,813,200	184,698
4.51% due 12/08/2016	MXN	1,261,800	61,252
4.53% due 05/25/2017	MXN	15,028,100	709,219
4.57% due 03/30/2017	MXN	2,859,900	136,250
4.59% due 03/30/2017	MXN	3,154,500	150,285
4.70% due 05/25/2017	MXN	6,673,100	314,923
4.73% due 05/25/2017	MXN	5,362,700	253,081
4.81% due 01/19/2017	MXN	7,843,600	378,247
4.90% due 02/16/2017	MXN	5,229,100	250,880
4.94% due 03/16/2017	MXN	8,893,500	424,706
4.94% due 03/30/2017	MXN	11,858,000	564,932
4.95% due 04/12/2017	MXN	3,858,600	183,422
4.96% due 04/27/2017	MXN	2,315,100	109,767
4.97% due 04/12/2017	MXN	13,944,200	662,851
4.98% due 03/30/2017	MXN	4,830,400	230,127
5.00% due 03/30/2017	MXN	3,486,000	166,078
5.00% due 04/12/2017	MXN	5,229,100	248,570
5.05% due 05/11/2017	MXN	30,428,100	1,439,301
5.05% due 05/25/2017	MXN	14,822,400	699,511
5.06% due 05/25/2017	MXN	10,286,600	485,454
5.07% due 07/06/2017	MXN	14,864,700	696,646
5.10% due 07/20/2017	MXN	7,411,200	346,525
5.14% due 07/20/2017	MXN	17,787,000	831,665
5.17% due 07/20/2017	MXN	5,606,100	262,124
5.22% due 09/14/2017	MXN	27,636,500	1,280,270
5.32% due 11/09/2017	MXN	27,662,000	1,269,632

			15,641,937

Total Foreign Government Obligations
(cost $24,311,169)			22,053,023

Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Prime Portfolio 0.26%(2)(3) (cost $4,972,141)		4,972,141	4,972,141

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016
(cost $4,519,000)		4,519,000	4,519,000

94

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(5)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies — 6.1%
Federal Home Loan Bank 0.10% due 12/01/2016	$17,205,000	$17,205,000
Federal Agricultural Mtg. Corp. Disc. Notes 0.18% due 12/01/2016	4,800,000	4,800,000
Federal Home Loan Mtg. Corp. Disc. Notes 0.20% due 12/01/2016	2,400,000	2,400,000

(cost $24,405,000)		24,405,000

Total Short-Term Investment Securities
(cost $58,207,310)		55,949,164

TOTAL INVESTMENTS
(cost $390,994,299)(4)	99.8%	401,681,366
Other assets less liabilities	0.2	882,403

NET ASSETS	100.0%	$402,563,769

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $7,718,133 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Principal amount of security is adjusted for inflation.
(2)	At November 30, 2016, the Fund had loaned securities with a total value of $4,910,016. This was secured by collateral of $4,972,141, which was received in cash and subsequently invested in short-term investments currently value at $4,972,141 as reported in the portfolio of investments. The remaining collateral of $52,730 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 04/27/2017	$15,968
United States Treasury Notes/Bonds	0.13% to 3.50%	07/15/2017 to 08/15/2044	36,762

(3)	The rate shown is the 7-day yield as of November 30, 2016.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denominated in United States Dollar unless indicated.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro Dollar

IDR—Indonesian Rupiah

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NVDR—Non-Voting Depositary Receipt

PHP—Philippine Peso

PLN—Polish Zloty

ZAR—South African Rand

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,007,000	USD	1,127,266	01/12/2017	$57,578	$–
	EUR	4,259,400	USD	4,672,136	01/31/2017	143,504	–
	EUR	214,240	USD	228,382	02/27/2017	309	–

						201,391	–

Barclays Investment, Inc.	EUR	226,932	USD	250,644	12/05/2016	10,107	–
	EUR	176,932	USD	196,580	12/07/2016	9,029	–
	EUR	312,194	USD	350,311	12/22/2016	19,080	–
	EUR	130,161	USD	142,161	01/17/2017	3,864	–
	EUR	2,317,000	USD	2,554,768	01/20/2017	92,597	–
	EUR	1,055,742	USD	1,155,198	01/27/2017	32,936	–
	EUR	188,102	USD	206,268	01/31/2017	6,276	–
	EUR	453,000	USD	513,306	02/08/2017	31,490	–
	EUR	1,629,000	USD	1,866,671	02/13/2017	133,638	–
	EUR	709,208	USD	783,759	02/14/2017	29,223	–
	EUR	72,605	USD	77,461	02/27/2017	168	–
	JPY	39,140,000	USD	384,686	01/13/2017	41,720	–
	JPY	116,230,000	USD	1,007,847	02/09/2017	–	(11,874)
	JPY	22,560,000	USD	204,034	02/27/2017	5,962	–
	JPY	45,070,000	USD	444,490	02/28/2017	48,770	–
	JPY	40,123,600	USD	398,900	03/09/2017	46,458	–
	JPY	24,850,000	USD	244,298	03/21/2017	25,887	–
	JPY	39,800,000	USD	387,043	04/13/2017	36,831	–
	JPY	557,000,000	USD	5,439,076	05/08/2017	531,730	–

						1,105,766	(11,874)

Citibank N.A.	AUD	1,364,000	USD	1,006,796	12/14/2016	–	(112)
	AUD	638,000	USD	481,116	02/21/2017	10,906	–
	AUD	1,355,000	USD	1,035,450	03/13/2017	37,269	–

95

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	89,576	USD	101,076	12/15/2016	$6,080	$–
	EUR	291,881	USD	320,027	01/30/2017	9,711	–
	EUR	685,000	USD	753,048	02/02/2017	24,681	–
	EUR	419,900	USD	468,356	02/08/2017	21,746	–
	EUR	1,906,904	USD	2,093,489	02/14/2017	64,709	–
	JPY	79,600,000	USD	749,858	12/12/2016	53,793	–
	JPY	80,345,200	USD	800,809	02/08/2017	95,945	–
	JPY	90,060,000	USD	817,316	02/16/2017	26,965	–
	JPY	32,100,000	USD	304,081	06/08/2017	20,825	–
	JPY	38,770,000	USD	377,737	06/20/2017	35,404	–
	JPY	72,889,000	USD	698,104	07/25/2017	53,298	–
	KRW	786,000,000	USD	668,822	12/15/2016	–	(3,512)
	KRW	2,989,000,000	USD	2,561,268	02/21/2017	4,675	–
	KRW	1,048,000,000	USD	956,684	03/20/2017	60,202	–
	KRW	1,051,000,000	USD	917,343	05/15/2017	17,966	–
	KRW	721,000,000	USD	627,066	05/16/2017	10,077	–
	USD	138,630	INR	9,291,000	12/14/2016	–	(3,043)

						554,252	(6,667)

Deutsche Bank AG	EUR	3,072,726	MYR	14,333,653	01/17/2017	–	(60,663)
	EUR	2,501,000	USD	2,762,905	01/19/2017	105,331	–
	EUR	376,569	MYR	1,683,000	01/23/2017	–	(24,077)
	EUR	133,000	USD	146,885	01/23/2017	5,532	–
	EUR	484,116	MYR	2,164,000	01/27/2017	–	(31,038)
	EUR	5,690,315	USD	6,242,219	01/30/2017	192,512	–
	EUR	1,190,000	USD	1,312,951	02/03/2017	47,552	–
	EUR	540,927	USD	594,976	02/14/2017	19,477	–
	EUR	746,000	USD	804,218	02/17/2017	10,426	–
	EUR	137,755	USD	148,398	02/21/2017	1,790	–
	EUR	122,735	USD	130,971	02/27/2017	311	–
	EUR	331,054	MYR	1,491,000	07/20/2017	–	(23,593)
	JPY	23,100,000	USD	218,341	12/13/2016	16,328	–
	JPY	58,120,000	USD	503,530	01/23/2017	–	(5,988)
	JPY	39,300,000	USD	382,411	04/13/2017	36,599	–
	JPY	762,755,000	USD	7,116,646	05/16/2017	393,840	–
	JPY	43,140,000	USD	413,072	06/19/2017	32,173	–
	JPY	43,210,000	USD	419,841	06/22/2017	38,262	–
	JPY	686,286,000	USD	6,397,505	11/21/2017	285,904	–
	KRW	920,000,000	USD	782,459	12/20/2016	–	(4,490)
	KRW	920,000,000	USD	783,532	05/22/2017	–	(3,779)
	USD	271,845	CLP	181,130,000	12/12/2016	–	(4,093)
	USD	80,915	INR	5,431,000	12/14/2016	–	(1,658)
	USD	95,291	CLP	64,045,000	01/18/2017	–	(885)
	USD	25,568	CLP	17,290,000	01/20/2017	–	(86)
	USD	970,883	INR	65,614,000	01/20/2017	–	(16,973)
	USD	26,326	CLP	17,720,000	01/24/2017	–	(219)
	USD	156,807	INR	10,622,000	01/25/2017	–	(2,468)
	USD	992,148	INR	67,166,150	01/27/2017	–	(16,435)
	USD	144,496	CLP	97,152,000	01/30/2017	–	(1,440)
	USD	218,480	CLP	145,729,000	01/31/2017	–	(3,912)
	USD	327,852	CLP	215,235,000	02/08/2017	–	(11,137)
	USD	581,744	INR	39,235,750	02/08/2017	–	(12,515)
	USD	78,590	INR	5,308,000	02/10/2017	–	(1,599)
	USD	464,693	INR	31,543,000	02/16/2017	–	(7,458)
	USD	268,341	CLP	181,130,000	02/17/2017	–	(1,981)
	USD	93,028	CLP	63,250,000	02/27/2017	–	(83)
	USD	132,662	CLP	90,721,000	02/28/2017	643	–

						1,186,680	(236,570)

Goldman Sachs International	EUR	120,000	USD	135,084	12/27/2016	7,726	–
	EUR	316,000	USD	346,775	01/27/2017	10,865	–
	EUR	849,000	USD	968,174	02/16/2017	64,826	–
	JPY	11,563,000	USD	98,697	01/10/2017	–	(2,609)
	JPY	45,170,000	USD	406,158	02/16/2017	9,754	–
	KRW	2,075,000,000	USD	1,864,079	12/07/2016	89,134	–
	KRW	2,075,000,000	USD	1,774,263	03/07/2017	–	(589)
	USD	1,776,237	KRW	2,075,000,000	12/07/2016	–	(1,291)
	USD	371,258	CLP	250,640,000	01/18/2017	–	(1,800)

						182,305	(6,289)

HSBC Bank PLC	EUR	1,058,658	USD	1,178,530	12/08/2016	56,294	–
	EUR	686,000	USD	772,265	01/09/2017	43,663	–

96

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	372,921	USD	418,970	01/11/2017	$22,852	$–
	EUR	235,000	USD	264,431	02/10/2017	14,459	–
	EUR	1,212,420	MYR	5,686,371	04/18/2017	–	(26,403)
	JPY	48,100,000	USD	449,953	12/09/2016	29,431	–
	JPY	69,900,000	USD	660,057	12/13/2016	48,770	–
	JPY	43,210,000	USD	410,507	12/16/2016	32,549	–
	JPY	67,990,000	USD	603,470	02/16/2017	6,802	–
	JPY	78,700,000	USD	765,359	04/11/2017	72,924	–
	JPY	521,435,000	USD	5,049,973	07/31/2017	435,666	–
	KRW	2,011,000,000	USD	1,697,046	12/02/2016	–	(23,154)
	KRW	1,485,000,000	USD	1,360,264	03/20/2017	89,961	–
	KRW	1,658,000,000	USD	1,480,820	03/27/2017	62,465	–
	KRW	1,666,000,000	USD	1,503,814	03/28/2017	78,606	–
	KRW	323,600,000	USD	284,734	04/18/2017	7,867	–
	KRW	2,214,000,000	USD	1,942,361	04/25/2017	48,012	–
	KRW	617,000,000	USD	538,418	04/26/2017	10,495	–
	KRW	2,644,000,000	USD	2,308,868	05/02/2017	46,498	–
	KRW	2,045,000,000	USD	1,748,536	05/17/2017	–	(1,464)
	KRW	1,128,000,000	USD	963,855	05/18/2017	–	(1,432)
	KRW	1,665,000,000	USD	1,415,937	05/25/2017	–	(8,954)
	KRW	2,011,000,000	USD	1,721,010	06/02/2017	–	(74)
	USD	1,721,010	KRW	2,011,000,000	12/02/2016	–	(810)
	USD	577,888	INR	39,026,000	01/31/2017	–	(11,215)
	USD	313,087	INR	21,106,500	02/07/2017	–	(6,843)
	USD	803,938	INR	53,896,000	02/16/2017	–	(22,683)
	USD	805,907	MXN	14,850,450	03/10/2017	–	(92,907)

						1,107,314	(195,939)

JPMorgan Chase & Co.	AUD	1,371,000	USD	975,712	12/12/2016	–	(36,411)
	AUD	2,023,000	USD	1,492,802	12/13/2016	–	(616)
	AUD	682,000	USD	488,230	12/14/2016	–	(15,224)
	AUD	4,807,000	USD	3,611,691	02/16/2017	68,477	–
	AUD	5,929,000	USD	4,359,001	03/20/2017	–	(7,993)
	AUD	1,740,000	USD	1,321,669	04/27/2017	41,183	–
	EUR	507,355	USD	553,727	01/17/2017	14,661	–
	EUR	2,513,562	MYR	11,153,000	01/19/2017	–	(177,959)
	EUR	2,153,000	USD	2,384,458	01/19/2017	96,671	–
	EUR	482,014	MYR	2,164,000	01/23/2017	–	(28,643)
	EUR	375,660	USD	414,590	01/23/2017	15,336	–
	EUR	686,000	USD	752,837	02/01/2017	23,441	–
	EUR	2,404,714	MYR	11,097,756	02/03/2017	–	(77,648)
	EUR	2,174,000	USD	2,322,267	02/23/2017	8,333	–
	JPY	64,760,000	USD	611,269	12/13/2016	44,933	–
	JPY	52,770,000	USD	455,804	01/19/2017	–	(6,726)
	JPY	112,000,000	USD	1,062,528	01/25/2017	80,569	–
	JPY	116,200,000	USD	1,004,048	02/08/2017	–	(15,369)
	JPY	116,480,000	USD	1,007,578	02/09/2017	–	(14,338)
	JPY	158,172,000	USD	1,492,164	02/16/2017	104,074	–
	JPY	577,091,720	USD	5,718,960	03/23/2017	646,286	–
	JPY	152,440,000	USD	1,441,346	04/20/2017	99,511	–
	JPY	27,300,000	USD	261,736	06/16/2017	20,733	–
	JPY	25,450,000	USD	248,729	07/14/2017	23,721	–
	JPY	56,320,000	USD	549,992	11/14/2017	48,644	–
	USD	176,729	CLP	118,700,000	01/11/2017	–	(1,651)
	USD	289,304	INR	19,581,000	01/18/2017	–	(4,568)
	USD	72,028	CLP	48,385,000	01/24/2017	–	(744)
	USD	240,494	INR	16,267,000	01/27/2017	–	(4,185)
	USD	120,347	INR	8,121,000	02/03/2017	–	(2,465)
	USD	116,723	CLP	79,435,872	02/21/2017	58	–
	USD	2,056,714	INR	141,152,250	02/21/2017	–	(11,712)
	USD	118,306	CLP	80,389,128	02/22/2017	–	(133)
	USD	117,926	INR	8,121,000	02/27/2017	–	(345)

						1,336,631	(406,730)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	155,485	12/16/2016	9,126	–
	EUR	118,000	USD	125,729	02/23/2017	134	–
	USD	600,543	CLP	392,455,000	12/12/2016	–	(20,405)
	USD	78,979	CLP	52,118,250	01/27/2017	–	(2,216)
	USD	170,376	CLP	112,073,500	02/06/2017	–	(5,438)

97

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	98,181	CLP	65,045,000	02/15/2017	$–	$(2,516)
	USD	76,882	CLP	52,118,250	02/27/2017	–	(294)

						9,260	(30,869)

Standard Chartered Bank	EUR	195,111	USD	219,305	01/11/2017	12,057	–
	EUR	3,447,257	USD	3,792,672	01/13/2017	130,642	–
	EUR	1,210,000	USD	1,378,710	02/16/2017	91,252	–
	EUR	1,333,312	USD	1,421,791	02/27/2017	2,389	–
	EUR	686,000	USD	728,693	02/28/2017	–	(1,635)
	JPY	116,210,000	USD	1,006,304	02/08/2017	–	(13,201)

						236,340	(14,836)

UBS AG	EUR	974,000	USD	1,049,855	02/21/2017	13,260	–
	EUR	54,521	USD	58,230	02/23/2017	199	–

						13,459	–

Net Unrealized Appreciation (Depreciation)						$5,933,398	$(909,774)

AUD—Australian Dollar

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$236,434,466	$—	$—	$236,434,466
Foreign Government Obligations	—	109,297,736	—	109,297,736
Short-Term Investment Securities:
Registered Investment Companies	4,972,141	—	—	4,972,141
Other Short-Term Investment Securities	—	50,977,023	—	50,977,023

Total Investments at Value*	$241,406,607	$160,274,759	$—	$401,681,366

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$5,933,398	$—	$5,933,398

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$909,774	$—	$909,774

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

98

VALIC Company I Government Money Market I Fund†

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

U.S. Government Agencies	64.8%
U.S. Government Treasuries	33.9
Repurchase Agreements	1.2

99.9%

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.
†	See Note 1

Weighted Average days to Maturity — 26.2 days

99

VALIC Company I Government Money Market I Fund†

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.7%
U.S. Government Agencies — 64.8%
Federal Farm Credit Bank
0.50% due 04/10/2017 FRS	$4,000,000	$3,999,708
0.54% due 02/06/2017 FRS	550,000	550,093
0.55% due 12/19/2016 FRS	750,000	749,999
0.56% due 01/03/2017 FRS	1,300,000	1,299,954
0.58% due 02/13/2017 FRS	3,100,000	3,099,722
0.62% due 09/22/2017 FRS	1,800,000	1,801,989
0.62% due 02/16/2017 FRS	5,850,000	5,850,125
0.63% due 03/29/2017 FRS	10,700,000	10,698,229
0.63% due 05/24/2017 FRS	9,500,000	9,500,000
0.64% due 02/21/2017 FRS	6,000,000	5,999,225
0.66% due 03/27/2017 FRS	2,500,000	2,499,733
Federal Home Loan Bank
0.26% due 12/14/2016	2,750,000	2,749,730
0.26% due 12/16/2016	14,500,000	14,498,429
0.27% due 12/14/2016	10,000,000	9,999,025
0.28% due 12/14/2016	9,000,000	8,999,118
0.44% due 03/16/2017 FRS	14,500,000	14,499,762
0.50% due 10/06/2017 FRS	18,000,000	18,000,000
0.51% due 08/07/2017 FRS	3,300,000	3,300,000
0.53% due 05/05/2017	6,000,000	5,986,567
0.57% due 08/04/2017 FRS	7,000,000	7,000,000
0.58% due 01/27/2017 FRS	8,500,000	8,500,208
0.59% due 04/25/2017 FRS	6,800,000	6,800,300
0.60% due 02/27/2017 FRS	6,000,000	5,999,924
0.60% due 12/07/2017 FRS(1)	2,505,000	2,506,835
0.68% due 08/22/2017 FRS	7,000,000	7,000,000
Federal Home Loan Mtg. Corp.
0.38% due 02/14/2017	6,000,000	5,995,375
0.40% due 12/14/2016	7,000,000	6,999,014
0.41% due 03/02/2017	2,000,000	1,997,978
0.41% due 05/04/2017 FRS	8,750,000	8,750,000
0.44% due 01/18/2017	10,000,000	9,994,267
0.54% due 01/13/2017 FRS	3,800,000	3,799,769
0.69% due 07/21/2017 FRS	4,050,000	4,052,465
Federal National Mtg. Assoc.
0.45% due 02/15/2017	9,000,000	8,991,640
0.52% due 03/20/2017	8,500,000	8,486,875
0.54% due 10/05/2017 FRS	1,520,000	1,520,934
0.58% due 07/20/2017 FRS	2,590,000	2,591,177

Total U.S. Government Agencies
(amortized cost $225,068,169)		225,068,169

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 33.9%
United States Treasury Bills
0.15% due 12/01/2016	$10,000,000	$10,000,000
0.23% due 12/01/2016	32,000,000	32,000,000
0.27% due 12/08/2016	49,000,000	48,997,427
0.27% due 12/15/2016	1,000,000	999,896
0.28% due 12/01/2016	3,000,000	3,000,000
0.28% due 12/29/2016	7,000,000	6,998,465
0.33% due 01/19/2017	16,000,000	15,992,922

Total U.S. Government Treasuries
(amortized cost $117,988,710)		117,988,710

Total Short-Term Investment Securities — 98.7%
(amortized cost $343,056,879)		343,056,879

REPURCHASE AGREEMENTS — 1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $4,084,000)	4,084,000	4,084,000

TOTAL INVESTMENTS —
(amortized cost $347,140,879)(3)	99.9%	347,140,879
Other assets less liabilities	0.1	324,200

NET ASSETS	100.0%	$347,465,079

†	See Note 1
(1)	The security’s effective maturity date is less than one year.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$343,056,879	$—	$343,056,879
Repurchase Agreements	—	4,084,000	—	4,084,000

Total Investments at Value	$—	$347,140,879	$—	$347,140,879

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

100

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	33.2%
United States Treasury Notes	19.6
Federal Home Loan Mtg. Corp.	16.4
United States Treasury Bonds	7.8
Repurchase Agreements	4.2
Government National Mtg. Assoc.	4.1
Diversified Financial Services	3.6
Federal Farm Credit Bank	1.8
Sovereign	1.5
Resolution Funding Corp	1.3
Diversified Banking Institutions	0.9
Oil Companies — Integrated	0.7
Airlines	0.5
Multimedia	0.5
Pipelines	0.4
Oil Companies — Exploration & Production	0.4
Computers	0.3
Retail — Drug Store	0.2
Brewery	0.2
Registered Investment Companies	0.2
Medical Instruments	0.2
Electric — Integrated	0.2
Chemicals — Diversified	0.2
Insurance — Life/Health	0.2
Real Estate Investment Trusts	0.2
Telephone — Integrated	0.1
Auto/Truck Parts & Equipment — Original	0.1
Networking Products	0.1
Cable/Satellite TV	0.1
Cosmetics & Toiletries	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Auto — Cars/Light Trucks	0.1
Insurance — Property/Casualty	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.0%

*	Calculated as a percentage of net assets

Credit Quality Allocation†#

Aaa	86.8%
Aa	5.8
A	2.1
Baa	2.5
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

101

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.6%
Diversified Financial Services — 3.6%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$250,544	$249,560
Barclays Commercial Mtg. Securities Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	445,147	436,016
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,184,250
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.89% due 08/15/2045(1)(2)	859,568	63,756
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	190,569	196,723
DT Auto Owner Trust Series 2016-2A, Class A 1.73% due 08/15/2019*	303,627	303,931
Eleven Madison Trust 2015-11MD Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)	398,000	412,712
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	450,562	449,029
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	699,466	705,752
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	565,000	552,329
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	222,855
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	334,647

Total Asset Backed Securities
(cost $5,111,336)		5,111,560

U.S. CORPORATE BONDS & NOTES — 5.2%
Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. 3.00% due 04/15/2030	748,000	723,690

Auto - Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026#	135,000	126,146

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	215,320

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	288,000	290,250

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	211,850

Security Description	Principal Amount	Value (Note 2)

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	$200,000	$229,790

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	220,957
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	154,365

		375,322

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019#	176,000	177,295

Diversified Banking Institutions — 0.8%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026#	400,000	389,044
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	173,782
Goldman Sachs Group, Inc. Senior Notes 2.63% due 04/25/2021	133,000	132,230
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	208,986
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	315,494

		1,219,536

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st. Mtg. Bonds 6.00% due 06/01/2026	200,000	244,732

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024#	104,000	104,061

Insurance - Life/Health — 0.2%
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	225,000	225,581

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	151,528

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	125,806

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	256,792

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	144,627

102

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	$500,000	$494,585

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019#	200,000	213,759

Oil Companies - Exploration & Production — 0.4%
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	391,471
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	115,245

		506,716

Pipelines — 0.4%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	201,653
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	125,262
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	131,885
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	171,072

		629,872

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026#	240,000	221,430

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	330,493

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	170,884

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	88,426
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,740

		110,166

Total U.S. Corporate Bonds & Notes
(cost $7,506,902)		7,500,231

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Diversified Banking Institutions — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026#	217,000	204,889

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	127,817

Security Description	Principal Amount	Value (Note 2)

Multimedia — 0.2%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	$200,000	$214,124

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	251,286
Shell International Finance BV Company Guar. Notes 2.50% due 09/12/2026	367,000	341,855
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	403,000	361,602

		954,743

Telephone - Integrated — 0.0%
Nippon Telegraph & Telephone Corp. Senior Sec. Notes 1.40% due 07/18/2017	60,000	60,033

Total Foreign Corporate Bonds & Notes
(cost $1,627,707)		1,561,606

U.S. GOVERNMENT AGENCIES — 56.8%
Federal Farm Credit Bank — 1.8%
3.35% due 10/21/2025	1,500,000	1,578,216
4.88% due 01/17/2017	1,000,000	1,005,637

		2,583,853

Federal Home Loan Mtg. Corp. — 16.4%
2.77% due 12/01/2035 FRS	20,021	21,333
3.50% due 06/01/2033	1,992,739	2,071,113
4.50% due 09/01/2019	35,237	36,291
4.50% due 09/01/2039	753,458	813,354
4.50% due 11/01/2039	357,731	386,301
4.50% due 02/01/2040	505,161	545,414
4.50% due 04/01/2040	47,247	51,006
4.50% due 06/01/2040	117,546	126,986
4.50% due 08/01/2040	560,867	605,966
4.50% due 03/01/2041	2,061,781	2,230,900
4.50% due 04/01/2041	245,813	265,465
4.50% due 06/01/2041	381,660	412,094
5.00% due 12/14/2018	1,000,000	1,074,038
5.00% due 10/01/2034	24,481	26,786
5.50% due 12/01/2036	19,344	21,736
6.00% due 11/01/2033	67,645	77,012
6.50% due 02/01/2032	36,051	41,455
8.00% due 02/01/2030	1,503	1,503
8.00% due 08/01/2030	249	307
8.00% due 06/01/2031	2,530	2,893
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	439,158
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)	1,000,000	1,041,994
Federal Home Loan Mtg. Corp. REMIC(3)
Series 4150, Class GE
2.00% due 01/15/2033	1,772,590	1,747,573
Series 4186, Class JE
2.00% due 03/15/2033	476,811	466,232
Series 4594, Class GN
2.50% due 02/15/2045	984,304	991,730
Series 3981, Class PA
3.00% due 04/15/2031	368,085	372,006

103

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 4097, Class YK
3.00% due 08/15/2032	$1,750,000	$1,717,797
Series 4150, Class IG
3.00% due 01/15/2033(2)	5,819,652	612,035
Series 4365, Class HZ
3.00% due 01/15/2040	750,690	698,762
Series 4057, Class WY
3.50% due 06/15/2027	1,000,000	1,044,471
Series 3813, Class D
4.00% due 02/15/2026	1,000,000	1,077,698
Series 3917, Class B
4.50% due 08/15/2026	465,000	507,818
Series 3927, Class AY
4.50% due 09/15/2026	1,494,968	1,617,173
Series 3786, Class PB
4.50% due 07/15/2040	1,000,000	1,068,071
Series 4039, Class SA
5.96% due 05/15/2042 FRS(2)(4)	738,230	146,326
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(3)	1,330,444	1,331,620

		23,692,417

Federal National Mtg. Assoc. — 33.2%
zero coupon due 10/09/2019	4,250,000	4,030,156
2.19% due 02/01/2035 FRS	3,192	3,318
2.41% due 01/01/2036 FRS	11,887	12,402
2.70% due 11/01/2034 FRS	16,751	17,768
2.81% due 04/01/2025	800,000	803,587
2.94% due 01/01/2026	1,595,000	1,613,856
3.00% due 03/01/2043	1,282,707	1,285,922
4.00% due 09/01/2040	155,690	164,480
4.00% due 10/01/2040	153,764	162,237
4.00% due 12/01/2040	190,276	201,164
4.00% due 01/01/2041	404,254	427,303
4.00% due 02/01/2041	1,555,680	1,639,600
4.00% due 03/01/2041	2,398,446	2,536,276
4.00% due 06/01/2042	1,494,925	1,590,227
5.00% due 02/01/2019	29,323	29,970
5.00% due 12/01/2036	21,868	23,939
5.50% due 12/01/2033	29,850	33,295
5.50% due 10/01/2034	32,509	36,261
6.50% due 02/01/2017	475	476
6.50% due 07/01/2032	8,090	9,332
7.00% due 09/01/2031	21,315	23,809
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23
6.00% due 08/25/2037(2)(3)	311,269	64,945
Federal National Mtg. Assoc. REMIC(3)
Series 2002-34, Class AO
zero coupon due 05/18/2032(5)	401,093	370,382
Series 2013-15, Class DC
2.00% due 03/25/2033	1,272,418	1,248,694
Series 2011-126, Class EC
2.00% due 04/25/2040	550,577	549,612
Series 2012-38, Class PA
2.00% due 09/25/2041	2,920,939	2,867,982
Series 2013-23, Class KJ
2.25% due 05/25/2042	2,062,687	2,040,165
Series 2012-93, Class ME
2.50% due 01/25/2042	2,993,744	3,025,433
Series 2013-73, Class TD
2.50% due 09/25/2042	956,678	951,570
Series 2015-M13, Class A2
2.80% due 06/25/2025 VRS(1)	515,000	512,120

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2016-M1, Class A2
2.94% due 01/25/2026 VRS(1)	$1,239,000	$1,249,173
Series 2013-100, Class DE
3.00% due 11/25/2030	3,629,713	3,741,768
Series 2013-106, Class PY
3.00% due 10/25/2033	2,900,000	2,912,635
Series 2016-30, Class PA
3.00% due 04/25/2045	1,060,480	1,085,623
Series 2016-25, Class LA
3.00% due 07/25/2045	746,183	763,969
Series 2016-33, Class JA
3.00% due 07/25/2045	753,814	771,156
Series 2015-97, Class N
3.00% due 11/25/2045	2,000,000	1,924,280
Series 2016-38, Class NA
3.00% due 01/25/2046	1,348,310	1,374,864
Series 2014-M13, Class A2
3.02% due 08/25/2024 VRS(1)	1,273,000	1,295,416
Series 2016-30, Class LY
3.50% due 05/25/2036	800,000	829,952
Series 2012-50, Class VB
4.00% due 01/25/2029	1,355,000	1,452,492
Series 2012-47, Class VB
4.00% due 04/25/2031	2,000,000	2,115,678
Series 2004-90, Class GC
4.35% due 11/25/2034	590,427	609,803
Series 2010-117, Class DY
4.50% due 10/25/2025	974,930	1,053,348
Series 2010-134, Class MB
4.50% due 12/25/2040	250,000	279,768
Series 2007-116, Class PB
5.50% due 08/25/2035	104,130	116,068

		47,852,274

Government National Mtg. Assoc. — 4.1%
4.50% due 03/15/2038	38,801	42,278
4.50% due 03/15/2039	9,583	10,450
4.50% due 05/15/2039	265,865	289,933
4.50% due 06/15/2039	243,031	264,787
4.50% due 07/15/2039	392,364	430,129
4.50% due 09/15/2039	5,722	6,235
4.50% due 12/15/2039	129,071	140,571
4.50% due 04/15/2040	169,297	184,866
4.50% due 06/15/2040	451,489	492,346
4.50% due 08/15/2040	64,630	70,542
5.00% due 09/15/2035	2,151	2,395
5.00% due 02/15/2036	87,792	97,267
5.00% due 05/15/2036	6,558	7,230
6.00% due 01/15/2032	13,076	14,925
6.50% due 08/15/2031	53,151	60,704
7.50% due 02/15/2029	5,420	5,630
7.50% due 07/15/2030	386	431
7.50% due 01/15/2031	5,558	6,228
7.50% due 02/15/2031	1,233	1,237
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP
4.00% due 04/20/2044(3)	432,000	468,822
Series 2004-18, Class Z
4.50% due 03/16/2034(3)	444,676	487,156
Series 2008-6, Class GL
4.50% due 02/20/2038(3)	1,000,000	1,088,791
Series 2005-21, Class Z
5.00% due 03/20/2035(3)	762,501	842,398
Series 2009-91, Class PR
5.00% due 09/20/2038(3)	825,056	854,758

		5,870,109

104

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Resolution Funding Corp — 1.3%
zero coupon due 07/15/2020 STRIPS	$2,000,000	$1,871,608

Total U.S. Government Agencies
(cost $81,602,854)		81,870,261

U.S. GOVERNMENT TREASURIES — 27.4%
United States Treasury Bonds — 7.8%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,704,061
3.13% due 02/15/2043	1,000,000	1,022,695
3.75% due 08/15/2041	5,000,000	5,680,275
3.88% due 08/15/2040	2,500,000	2,893,750

		11,300,781

United States Treasury Notes — 19.6%
0.63% due 05/31/2017	4,000,000	3,999,220
0.88% due 03/31/2018	5,000,000	4,992,385
1.75% due 05/15/2023	8,000,000	7,810,936
2.00% due 02/15/2022	5,000,000	5,016,405
2.50% due 08/15/2023	3,000,000	3,061,524
2.63% due 08/15/2020	3,250,000	3,365,148

		28,245,618

Total U.S. Government Treasuries
(cost $38,605,168)		39,546,399

FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,268,842)	2,641,000	2,169,119

Total Long-Term Investment Securities
(cost $136,722,809)		137,759,176

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Prime Portfolio(6)(7) 0.26% (cost $269,978)	269,978	269,978

REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount $5,999,002 collateralized by $5,850,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $6,182,982 (cost $5,999,000)	5,999,000	5,999,000

TOTAL INVESTMENTS
(cost $142,991,787)(8)	100.0%	144,028,154
Other assets less liabilities	0.0	60,946

NET ASSETS	100.0%	$144,089,100

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $4,240,663 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2016.
(5)	Principal Only
(6)	At November 30, 2016, the Fund had loaned securities with a total value of $1,360,250. This was secured by collateral of $269,978, which was received in cash and subsequently invested in short-term investments currently valued at $269,978 as reported in the Portfolio of Investments. Additional collateral of $1,122,050 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Notes/Bonds	0.13% to 5.38%	12/31/2016 to 05/15/2045	$1,122,050

(7)	The rate shown is the 7-day yield as of November 30, 2016.
(8)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

105

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,111,560	$—	$5,111,560
U.S. Corporate Bonds & Notes	—	7,500,231	—	7,500,231
Foreign Corporate Bonds & Notes	—	1,561,606	—	1,561,606
U.S. Government Agencies	—	81,870,261	—	81,870,261
U.S. Government Treasuries	—	39,546,399	—	39,546,399
Foreign Government Obligations	—	2,169,119	—	2,169,119
Short-Term Investment Securities	269,978	—	—	269,978
Repurchase Agreements	—	5,999,000	—	5,999,000

Total Investments at Value	$269,978	$143,758,176	$—	$144,028,154

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

106

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	5.7%
Computers	5.4
Web Portals/ISP	5.3
E-Commerce/Products	4.4
Applications Software	4.3
Finance — Credit Card	3.7
Medical — Drugs	3.1
Internet Content — Entertainment	3.1
Multimedia	2.3
Registered Investment Companies	2.2
Aerospace/Defense	2.1
Retail — Restaurants	1.8
Beverages — Non-alcoholic	1.8
Medical — HMO	1.7
Medical Instruments	1.6
Retail — Discount	1.5
Electronic Components — Semiconductors	1.5
Tobacco	1.4
Retail — Apparel/Shoe	1.4
Auto/Truck Parts & Equipment — Original	1.4
Chemicals — Diversified	1.3
Retail — Major Department Stores	1.3
Diversified Manufacturing Operations	1.3
Retail — Auto Parts	1.2
Cable/Satellite TV	1.1
Airlines	1.1
Cosmetics & Toiletries	1.1
Oil Companies — Exploration & Production	1.1
Machinery — General Industrial	1.0
Semiconductor Components — Integrated Circuits	1.0
Computer Services	0.9
Data Processing/Management	0.8
Time Deposits	0.8
Semiconductor Equipment	0.8
Medical Information Systems	0.7
Commercial Services	0.7
Enterprise Software/Service	0.7
Diversified Banking Institutions	0.7
Building Products — Cement	0.6
Beverages — Wine/Spirits	0.6
Soap & Cleaning Preparation	0.6
Athletic Footwear	0.6
Food — Meat Products	0.6
Insurance — Life/Health	0.6
Real Estate Investment Trusts	0.6
Banks — Commercial	0.6
Exchange-Traded Funds	0.6
Food — Misc./Diversified	0.6
Food — Retail	0.6
Entertainment Software	0.5
Medical Products	0.5
Auto — Cars/Light Trucks	0.5
Apparel Manufacturers	0.5
Casino Hotels	0.5
Internet Application Software	0.5
Lighting Products & Systems	0.5
Retail — Building Products	0.5
Disposable Medical Products	0.5
Oil Companies — Integrated	0.4
Machinery — Construction & Mining	0.4
Oil — Field Services	0.4
Vitamins & Nutrition Products	0.4
E-Commerce/Services	0.4
Insurance — Multi-line	0.4
Agricultural Chemicals	0.4
Steel — Producers	0.4
Electronic Forms	0.4
Internet Security	0.4
Electronic Measurement Instruments	0.4
Software Tools	0.4

Consumer Products — Misc.	0.4
Distribution/Wholesale	0.3
Medical — Wholesale Drug Distribution	0.3
Computer Software	0.3
Finance — Investment Banker/Broker	0.3
Engines — Internal Combustion	0.3
Pharmacy Services	0.3
Rental Auto/Equipment	0.3
Finance — Other Services	0.3
Building & Construction Products — Misc.	0.3
Food — Wholesale/Distribution	0.3
Broadcast Services/Program	0.3
Industrial Gases	0.3
Garden Products	0.3
Aerospace/Defense — Equipment	0.3
Banks — Super Regional	0.3
Toys	0.3
Transport — Truck	0.3
Transport — Rail	0.2
Textile — Home Furnishings	0.2
Food — Confectionery	0.2
Recreational Vehicles	0.2
Diagnostic Equipment	0.2
Racetracks	0.2
Metal — Diversified	0.2
Chemicals — Specialty	0.2
Retail — Jewelry	0.2
Brewery	0.2
X-Ray Equipment	0.2
Insurance Brokers	0.2
E-Marketing/Info	0.2
Tools — Hand Held	0.2
Machinery — Pumps	0.2
E-Services/Consulting	0.2
Diversified Financial Services	0.2
Veterinary Diagnostics	0.2
Filtration/Separation Products	0.2
Telephone — Integrated	0.2
Finance — Leasing Companies	0.2
Building Products — Air & Heating	0.2
Real Estate Management/Services	0.2
Advertising Agencies	0.1
Radio	0.1
Optical Supplies	0.1
Retail — Drug Store	0.1
Retail — Convenience Store	0.1
Retail — Misc./Diversified	0.1
Retail — Home Furnishings	0.1
Advertising Services	0.1
Transport — Services	0.1
Retail — Automobile	0.1
Retail — Mail Order	0.1
Dialysis Centers	0.1
Medical Labs & Testing Services	0.1
Metal — Iron	0.1
Building — Heavy Construction	0.1
Cellular Telecom	0.1
Food — Catering	0.1
Banks — Fiduciary	0.1
Electric Products — Misc.	0.1
Pipelines	0.1
Instruments — Scientific	0.1
Satellite Telecom	0.1
Rubber/Plastic Products	0.1
Insurance — Property/Casualty	0.1
Industrial Automated/Robotic	0.1
Coatings/Paint	0.1

101.9%

*	Calculated as a percentage of net assets

107

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	14,397	$1,251,675

Advertising Services — 0.1%
Publicis Groupe SA	16,920	1,098,017

Aerospace/Defense — 2.1%
Boeing Co.#	80,152	12,067,685
Lockheed Martin Corp.	16,800	4,456,200
Raytheon Co.	733	109,613
Thales SA	13,340	1,302,570

		17,936,068

Aerospace/Defense - Equipment — 0.3%
Aerojet Rocketdyne Holdings, Inc.†	6,966	141,549
United Technologies Corp.	20,230	2,179,176

		2,320,725

Agricultural Chemicals — 0.4%
Monsanto Co.	32,871	3,376,180

Airlines — 1.1%
Delta Air Lines, Inc.	85,566	4,122,570
Hawaiian Holdings, Inc.†	40,397	2,074,386
JetBlue Airways Corp.†	117,817	2,366,943
Ryanair Holdings PLC ADR†	13,720	1,095,405

		9,659,304

Apparel Manufacturers — 0.5%
Carter’s, Inc.	20,047	1,830,091
Under Armour, Inc., Class A†#	29,450	907,060
Under Armour, Inc., Class C†	61,900	1,595,782

		4,332,933

Appliances — 0.0%
iRobot Corp.†#	2,521	143,697

Applications Software — 4.3%
Citrix Systems, Inc.†	28,757	2,494,095
Microsoft Corp.	443,896	26,749,173
salesforce.com, Inc.†#	110,896	7,984,512

		37,227,780

Athletic Footwear — 0.6%
adidas AG	9,170	1,350,916
NIKE, Inc., Class B	77,040	3,857,393

		5,208,309

Auto - Cars/Light Trucks — 0.5%
Fuji Heavy Industries, Ltd.	8,100	328,871
Tata Motors, Ltd.	160,740	1,076,470
Tesla Motors, Inc.†#	15,870	3,005,778

		4,411,119

Auto - Heavy Duty Trucks — 0.0%
Isuzu Motors, Ltd.#	22,200	261,770

Auto/Truck Parts & Equipment - Original — 1.4%
Lear Corp.	19,690	2,550,052
Mobileye NV†	20,560	765,449
Valeo SA	22,130	1,233,940
Visteon Corp.	25,690	2,021,032
WABCO Holdings, Inc.†	53,440	5,264,374

		11,834,847

Banks - Commercial — 0.6%
Bank Mandiri Persero Tbk PT	1,095,200	848,522
DNB ASA	59,250	872,705
Erste Group Bank AG	37,710	1,048,732
HDFC Bank, Ltd.	26,280	460,147

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
KBC Group NV	27,370	$1,641,278

		4,871,384

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc.	22,809	764,330

Banks - Super Regional — 0.3%
US Bancorp	45,440	2,254,733

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	23,594	952,018
Dr Pepper Snapple Group, Inc.	30,395	2,636,462
Fomento Economico Mexicano SAB de CV ADR	4,110	320,786
PepsiCo, Inc.	110,940	11,105,094

		15,014,360

Beverages - Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A	30,050	4,541,757
Treasury Wine Estates, Ltd.	115,470	920,050

		5,461,807

Brewery — 0.2%
Boston Beer Co., Inc., Class A†#	9,930	1,718,883

Broadcast Services/Program — 0.3%
Scripps Networks Interactive, Inc., Class A#	35,950	2,489,897

Building & Construction Products - Misc. — 0.3%
Drew Industries, Inc.	18,518	1,946,242
NCI Building Systems, Inc.†	36,372	607,412

		2,553,654

Building Products - Air & Heating — 0.2%
Daikin Industries, Ltd.	13,900	1,301,853

Building Products - Cement — 0.6%
Cemex SAB de CV ADR†	128,200	1,001,242
CRH PLC	56,610	1,889,640
Eagle Materials, Inc.#	12,071	1,173,301
HeidelbergCement AG	15,640	1,402,500

		5,466,683

Building - Heavy Construction — 0.1%
Vinci SA	13,980	907,226

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	141,458	9,832,746

Casino Hotels — 0.5%
Las Vegas Sands Corp.	30,565	1,915,509
Sands China, Ltd.	239,200	1,178,036
Wynn Resorts, Ltd.#	11,400	1,162,686

		4,256,231

Cellular Telecom — 0.1%
NTT DOCOMO, Inc.	35,700	818,817

Chemicals - Diversified — 1.3%
Arkema SA	11,630	1,114,029
Celanese Corp., Series A	24,450	1,939,374
Dow Chemical Co.	68,200	3,800,104
FMC Corp.	5,470	306,976
Koninklijke DSM NV	16,360	992,146
LyondellBasell Industries NV, Class A	27,735	2,505,025
Symrise AG#	5,489	332,238

		10,989,892

Chemicals - Specialty — 0.2%
W.R. Grace & Co.	26,899	1,755,429

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,651	443,574

108

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.7%
Ecolab, Inc.	29,040	$3,389,839
Nielsen Holdings PLC	55,030	2,371,793
RELX PLC	20,530	353,198

		6,114,830

Computer Aided Design — 0.0%
Synopsys, Inc.†	3,174	191,964

Computer Services — 0.9%
Computer Sciences Corp.#	18,402	1,115,713
Convergys Corp.#	17,736	458,830
Hewlett Packard Enterprise Co.	47,258	1,124,741
International Business Machines Corp.#	26,247	4,257,788
Teradata Corp.†#	26,003	698,181

		7,655,253

Computer Software — 0.3%
Splunk, Inc.†#	48,660	2,803,789

Computers — 5.4%
Apple, Inc.	421,101	46,540,083

Consumer Products - Misc. — 0.4%
Kimberly-Clark Corp.	11,253	1,300,959
Spectrum Brands Holdings, Inc.#	14,000	1,678,460

		2,979,419

Cosmetics & Toiletries — 1.1%
Amorepacific Corp.	1,440	404,020
Estee Lauder Cos., Inc., Class A	90,425	7,026,023
L’Oreal SA	4,460	761,272
Procter & Gamble Co.	15,092	1,244,486

		9,435,801

Data Processing/Management — 0.8%
CSG Systems International, Inc.	40,204	1,789,078
Fiserv, Inc.†	36,577	3,826,686
Jack Henry & Associates, Inc.	18,109	1,565,342

		7,181,106

Diagnostic Equipment — 0.2%
Danaher Corp.	24,563	1,920,090

Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†#	3,400	400,010

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	12,285	958,291

Disposable Medical Products — 0.5%
C.R. Bard, Inc.	18,649	3,926,547

Distribution/Wholesale — 0.3%
Bunzl PLC	31,320	807,264
Rexel SA	40,410	624,868
Wolseley PLC	24,800	1,441,332

		2,873,464

Diversified Banking Institutions — 0.7%
BNP Paribas SA	27,440	1,593,127
JPMorgan Chase & Co.	55,590	4,456,650

		6,049,777

Diversified Financial Services — 0.2%
Julius Baer Group, Ltd.	32,590	1,440,217

Diversified Manufacturing Operations — 1.3%
3M Co.#	30,699	5,272,246
Carlisle Cos., Inc.	15,587	1,748,394
Ingersoll-Rand PLC	30,341	2,261,618

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp.	10,709	$1,487,802

		10,770,060

E-Commerce/Products — 4.4%
Alibaba Group Holding, Ltd. ADR†	15,630	1,469,533
Amazon.com, Inc.†	40,454	30,363,559
ASOS PLC†	18,006	1,137,044
eBay, Inc.†	69,300	1,927,233
Shutterfly, Inc.†	39,866	2,020,010
Start Today Co., Ltd.	48,500	744,849

		37,662,228

E-Commerce/Services — 0.4%
Auto Trader Group PLC*	170,930	854,829
Expedia, Inc.#	11,419	1,416,527
TripAdvisor, Inc.†	23,105	1,115,509

		3,386,865

E-Marketing/Info — 0.2%
Criteo SA ADR†#	19,410	801,050
CyberAgent, Inc.	15,600	379,211
New Media Investment Group, Inc.	30,080	462,029

		1,642,290

E-Services/Consulting — 0.2%
CDW Corp.	28,337	1,451,988

Electric Products - Misc. — 0.1%
Emerson Electric Co.#	5,552	313,355
Legrand SA	7,840	438,311

		751,666

Electronic Components - Misc. — 0.0%
Stoneridge, Inc.†	4,905	77,842

Electronic Components - Semiconductors — 1.5%
Broadcom, Ltd.	15,466	2,636,798
Infineon Technologies AG	46,480	777,352
Intel Corp.	68,845	2,388,922
NVIDIA Corp.#	27,750	2,558,550
Texas Instruments, Inc.	30,141	2,228,324
Xilinx, Inc.#	44,380	2,395,632

		12,985,578

Electronic Forms — 0.4%
Adobe Systems, Inc.†	31,998	3,289,714

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	42,015	1,847,820
Keyence Corp.	1,700	1,162,458

		3,010,278

Engines - Internal Combustion — 0.3%
Cummins, Inc.	19,270	2,732,101

Enterprise Software/Service — 0.7%
Oracle Corp.	116,777	4,693,267
SAP SE	16,770	1,401,988

		6,095,255

Entertainment Software — 0.5%
Electronic Arts, Inc.†#	58,912	4,668,187

Filtration/Separation Products — 0.2%
CLARCOR, Inc.#	5,746	404,806
Donaldson Co., Inc.	23,110	937,341

		1,342,147

Finance - Credit Card — 3.7%
American Express Co.	31,884	2,296,923
MasterCard, Inc., Class A	73,100	7,470,820

109

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card (continued)
Visa, Inc., Class A#	271,253	$20,973,282
Worldpay Group PLC*	331,730	1,117,343

		31,858,368

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	72,465	2,801,497

Finance - Leasing Companies — 0.2%
ORIX Corp.	84,900	1,322,052

Finance - Other Services — 0.3%
BM&F Bovespa SA	104,300	512,241
Deutsche Boerse AG†(3)	12,380	1,000,472
London Stock Exchange Group PLC	33,670	1,157,674

		2,670,387

Food - Catering — 0.1%
Compass Group PLC	46,140	791,483

Food - Confectionery — 0.2%
Hershey Co.	20,598	1,990,591

Food - Meat Products — 0.6%
Hormel Foods Corp.	101,299	3,468,478
Tyson Foods, Inc., Class A	28,602	1,624,879

		5,093,357

Food - Misc./Diversified — 0.6%
Calbee, Inc.#	30,700	956,649
Campbell Soup Co.	36,381	2,069,715
Danone SA	14,110	887,698
General Mills, Inc.	11,421	695,996
Kellogg Co.#	1,330	95,760

		4,705,818

Food - Retail — 0.6%
Jeronimo Martins SGPS SA	77,710	1,228,001
Kroger Co.	90,829	2,933,777
Magnit PJSC GDR	13,160	530,085

		4,691,863

Food - Wholesale/Distribution — 0.3%
Sysco Corp.#	47,553	2,532,197

Garden Products — 0.3%
Toro Co.	45,078	2,385,979

Identification Systems — 0.0%
Brady Corp., Class A	7,352	270,186

Industrial Automated/Robotic — 0.1%
FANUC Corp.	3,000	506,228

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	16,844	2,433,284

Instruments - Controls — 0.0%
Honeywell International, Inc.	852	97,077

Instruments - Scientific — 0.1%
Waters Corp.†	5,296	712,683

Insurance Brokers — 0.2%
Aon PLC	14,897	1,699,748

Insurance - Life/Health — 0.6%
AIA Group, Ltd.	372,200	2,269,717
Aviva PLC	274,749	1,536,633
Lincoln National Corp.	3,888	249,221
St James’s Place PLC	77,300	909,147

		4,964,718

Security Description	Shares	Value (Note 2)

Insurance - Multi-line — 0.4%
MetLife, Inc.	55,290	$3,041,503
Zurich Insurance Group AG	1,310	343,380

		3,384,883

Insurance - Property/Casualty — 0.1%
Admiral Group PLC	23,299	554,174

Internet Application Software — 0.5%
Tencent Holdings, Ltd.	170,100	4,247,840

Internet Content - Entertainment — 3.1%
Facebook, Inc., Class A†	191,839	22,717,574
LINE Corp.†#	21,200	817,202
Netflix, Inc.†	23,080	2,700,360

		26,235,136

Internet Security — 0.4%
Symantec Corp.	51,940	1,266,817
VeriSign, Inc.†#	22,330	1,760,720

		3,027,537

Investment Management/Advisor Services — 0.0%
Azimut Holding SpA#	24,840	370,679

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.#	16,710	4,201,061

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	25,295	2,417,190
Komatsu, Ltd.	51,300	1,180,880

		3,598,070

Machinery - General Industrial — 1.0%
Hexagon AB, Class B	33,300	1,179,589
Wabtec Corp.#	86,070	7,287,547

		8,467,136

Machinery - Pumps — 0.2%
Weir Group PLC	68,610	1,552,074

Medical Information Systems — 0.7%
Cerner Corp.†	102,381	5,096,526
Medidata Solutions, Inc.†	21,306	1,176,731

		6,273,257

Medical Instruments — 1.6%
Boston Scientific Corp.†	54,953	1,124,338
Edwards Lifesciences Corp.†	40,650	3,367,852
Intuitive Surgical, Inc.†	13,851	8,916,443
Sysmex Corp.	10,700	644,404

		14,053,037

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	10,403	909,846

Medical Products — 0.5%
ABIOMED, Inc.†	2,490	279,478
Becton Dickinson and Co.#	15,775	2,667,552
Zimmer Biomet Holdings, Inc.	15,805	1,609,897

		4,556,927

Medical - Biomedical/Gene — 5.7%
Alexion Pharmaceuticals, Inc.†	8,465	1,037,724
Amgen, Inc.	63,348	9,126,546
Biogen, Inc.†	18,539	5,451,764
Celgene Corp.†	96,438	11,428,867
CSL, Ltd.	8,210	594,142
Gilead Sciences, Inc.	128,582	9,476,494
Illumina, Inc.†#	3,734	497,145
Incyte Corp.†	10,919	1,116,905

110

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Ionis Pharmaceuticals, Inc.†#	18,770	$821,375
Kite Pharma, Inc.†#	14,510	738,994
Regeneron Pharmaceuticals, Inc.†#	21,582	8,184,758
Spark Therapeutics, Inc.†#	11,920	655,719

		49,130,433

Medical - Drugs — 3.1%
AbbVie, Inc.	63,781	3,877,885
Allergan PLC†	5,473	1,063,404
Bristol-Myers Squibb Co.	119,268	6,731,486
Eli Lilly & Co.	48,770	3,273,442
Johnson & Johnson	23,302	2,593,513
Pfizer, Inc.	91,380	2,936,953
Roche Holding AG	14,251	3,177,635
Shire PLC	34,690	2,022,632
UCB SA	11,460	737,255

		26,414,205

Medical - HMO — 1.7%
Cigna Corp.	10,930	1,472,708
UnitedHealth Group, Inc.	81,167	12,850,360

		14,323,068

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	39,800	2,826,198

Metal - Diversified — 0.2%
Rio Tinto PLC	48,590	1,817,794

Metal - Iron — 0.1%
Fortescue Metals Group, Ltd.#	209,760	909,247

Multimedia — 2.3%
Time Warner, Inc.	70,540	6,476,983
Twenty-First Century Fox, Inc., Class A	81,267	2,284,415
Vivendi SA	66,380	1,265,647
Walt Disney Co.	94,779	9,394,495

		19,421,540

Oil Companies - Exploration & Production — 1.1%
Concho Resources, Inc.†#	25,866	3,699,355
Diamondback Energy, Inc.†	18,265	1,969,880
EOG Resources, Inc.	18,830	1,930,452
Lundin Petroleum AB†	56,760	1,069,620
Tullow Oil PLC†#	160,880	599,450

		9,268,757

Oil Companies - Integrated — 0.4%
Royal Dutch Shell PLC, Class A	41,400	1,052,189
Statoil ASA	60,940	1,044,334
TOTAL SA	35,994	1,714,954

		3,811,477

Oil - Field Services — 0.4%
Core Laboratories NV#	14,790	1,652,930
Halliburton Co.	36,464	1,935,874

		3,588,804

Optical Supplies — 0.1%
Essilor International SA	11,640	1,234,899

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	36,005	2,732,059

Pipelines — 0.1%
Koninklijke Vopak NV	16,080	751,569

Racetracks — 0.2%
Churchill Downs, Inc.	12,321	1,886,345

Security Description	Shares	Value (Note 2)

Radio — 0.1%
Sirius XM Holdings, Inc.#	272,081	$1,243,410

Real Estate Investment Trusts — 0.6%
American Tower Corp.	22,991	2,351,290
Simon Property Group, Inc.#	14,391	2,585,343

		4,936,633

Real Estate Management/Services — 0.2%
Daito Trust Construction Co., Ltd.	8,200	1,274,026

Recreational Vehicles — 0.2%
Brunswick Corp.	38,579	1,933,579

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	79,428	1,557,289
United Rentals, Inc.†#	11,333	1,145,880

		2,703,169

Retail - Apparel/Shoe — 1.4%
Children’s Place, Inc.#	20,218	2,099,639
Coach, Inc.	42,341	1,540,789
Fast Retailing Co., Ltd.	2,400	830,103
Genesco, Inc.†	10,359	654,689
Industria de Diseno Textil SA	46,510	1,590,951
Ross Stores, Inc.	35,052	2,369,165
Urban Outfitters, Inc.†	44,461	1,404,968
Zalando SE†#*	40,505	1,509,606

		11,999,910

Retail - Auto Parts — 1.2%
O’Reilly Automotive, Inc.†	36,900	10,129,050

Retail - Automobile — 0.1%
Astra International Tbk PT	1,795,900	1,000,483

Retail - Building Products — 0.5%
Home Depot, Inc.	31,366	4,058,760

Retail - Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B#	24,920	1,149,997

Retail - Discount — 1.5%
Costco Wholesale Corp.	31,230	4,687,935
Dollar Tree, Inc.†	40,755	3,592,961
Target Corp.	25,283	1,952,859
Wal-Mart Stores, Inc.	41,519	2,924,183

		13,157,938

Retail - Drug Store — 0.1%
CVS Health Corp.	2,749	211,371
Walgreens Boots Alliance, Inc.	11,970	1,014,218

		1,225,589

Retail - Home Furnishings — 0.1%
Nitori Holdings Co., Ltd.	10,700	1,116,717

Retail - Hypermarkets — 0.0%
BGF retail Co., Ltd.(3)	5,360	398,888

Retail - Jewelry — 0.2%
Cie Financiere Richemont SA	8,060	526,790
Pandora A/S	10,160	1,209,153

		1,735,943

Retail - Mail Order — 0.1%
Williams-Sonoma, Inc.#	17,844	977,494

Retail - Major Department Stores — 1.3%
Kering	7,570	1,644,728
TJX Cos., Inc.	117,154	9,177,844

		10,822,572

111

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Misc./Diversified — 0.1%
Ryohin Keikaku Co., Ltd.#	5,800	$1,137,136

Retail - Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†#	2,946	1,167,588
Darden Restaurants, Inc.#	31,912	2,339,150
McDonald’s Corp.	5,913	705,243
Starbucks Corp.#	199,299	11,553,363

		15,765,344

Rubber/Plastic Products — 0.1%
Trinseo SA	9,879	578,415

Satellite Telecom — 0.1%
Cellnex Telecom SAU#*	43,190	605,144

Semiconductor Components - Integrated Circuits — 1.0%
Linear Technology Corp.	44,500	2,782,585
Marvell Technology Group, Ltd.	79,689	1,142,740
Maxim Integrated Products, Inc.	49,607	1,948,067
QUALCOMM, Inc.	33,011	2,249,040

		8,122,432

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	93,502	3,010,765
ASML Holding NV	28,917	2,991,826
Lam Research Corp.	7,210	764,404

		6,766,995

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	87,705	3,840,602
Reckitt Benckiser Group PLC	19,130	1,618,754

		5,459,356

Software Tools — 0.4%
VMware, Inc., Class A†#	36,722	2,979,623

Steel - Producers — 0.4%
ArcelorMittal†	191,760	1,448,672
Steel Dynamics, Inc.	53,554	1,900,096

		3,348,768

Telephone - Integrated — 0.2%
Verizon Communications, Inc.	26,801	1,337,370

Textile - Home Furnishings — 0.2%
Mohawk Industries, Inc.†	10,281	2,029,881

Tobacco — 1.4%
Altria Group, Inc.	72,118	4,610,504
British American Tobacco PLC	33,440	1,838,245
Philip Morris International, Inc.	66,465	5,867,530

		12,316,279

Tools - Hand Held — 0.2%
Snap-on, Inc.	5,430	907,896
Stanley Black & Decker, Inc.	6,182	733,371

		1,641,267

Toys — 0.3%
Hasbro, Inc.#	25,326	2,162,587

Transport - Rail — 0.2%
Union Pacific Corp.	20,823	2,109,995

Transport - Services — 0.1%
DSV A/S	24,390	1,097,495

Transport - Truck — 0.3%
JB Hunt Transport Services, Inc.	22,540	2,149,640

Security Description	Shares/ Principal Amount	Value (Note 2)

Veterinary Diagnostics — 0.2%
VCA, Inc.†	21,586	$1,351,284

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.#	43,327	3,123,443
Natural Health Trends Corp.#	6,482	163,930
Omega Protein Corp.†	10,604	253,966

		3,541,339

Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†#	10,519	371,741

Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	45,769	35,511,252
Alphabet, Inc., Class C†	10,930	8,285,377
Baidu, Inc. ADR†	9,930	1,657,813

		45,454,442

X-Ray Equipment — 0.2%
Hologic, Inc.†#	44,636	1,708,666

Total Common Stocks
(cost $777,941,213)		843,275,688

EXCHANGE-TRADED FUNDS — 0.6%
Financial Select Sector SPDR Fund	63,219	1,423,060
iShares Russell 1000 Growth ETF	22,710	2,361,159
iShares Russell 2000 Index Fund	7,056	928,640

Total Exchange-Traded Funds
(cost $4,518,311)		4,712,859

Total Long-Term Investment Securities
(cost $782,459,524)		847,988,547

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	18,754,602	18,754,602

Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$6,852,000	6,852,000

Total Short-Term Investment Securities
(cost $25,606,602)		25,606,602

TOTAL INVESTMENTS
(cost $808,066,126)(4)	101.9%	873,595,149
Liabilities in excess of other assets	(1.9)	(16,005,549)

NET ASSETS	100.0%	$857,589,600

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $4,086,922 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $120,811,274. This was secured by collateral of $18,754,602, which was received in cash and subsequently invested in short-term investments currently valued at $18,754,602 as reported in the Portfolio of Investments. Additional collateral of $105,509,669 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

112

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$10,104,926
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	18,292,102
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	30,588,722
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	5,582,190
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2017 to 08/15/2046	40,941,729
(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $1,399,360 representing 0.2% of net assets.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
14	Long	S&P 500 E-Mini Index	December 2016	$1,535,122	$1,539,160	$4,038
8	Long	NASDAQ 100 E-Mini Index	December 2016	779,577	770,560	(9,017)

						$(4,979)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	EUR	1,889,649	USD	2,113,337	12/30/2016	$107,426	$–
	USD	186,831	EUR	167,698	12/30/2016	–	(8,815)

Net Unrealized Appreciation(Depreciation)						$107,426	$(8,815)

EUR—Euro Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$843,275,688	$—	$—	$843,275,688
Exchange-Traded Funds	4,712,859	—	—	4,712,859
Short-Term Investment Securities:
Registered Investment Companies	18,754,602	—	—	18,754,602
Time Deposit	—	6,852,000	—	6,852,000

Total Investments at Value	$866,743,149	$6,852,000	$—	$873,595,149

Other Financial Instruments:†
Futures Contracts	$4,038	$—	$—	$4,038
Forward Foreign Currency Contracts	—	107,426	—	107,426

Total Other Financial Instruments	$4,038	$107,426	$—	$111,464

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,017	$—	$—	$9,017
Forward Foreign Currency Contracts	—	8,815	—	8,815

Total Other Financial Instruments	$9,017	$8,815	$—	$17,832

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

113

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Medical — Drugs	5.5%
Diversified Banking Institutions	4.3
Computers	3.6
Medical — Biomedical/Gene	3.3
Oil Companies — Exploration & Production	3.2
Electric — Integrated	3.0
Applications Software	3.0
Web Portals/ISP	2.9
Banks — Super Regional	2.9
Oil Companies — Integrated	2.7
Medical — HMO	2.6
Diversified Manufacturing Operations	2.5
Real Estate Investment Trusts	2.3
Cable/Satellite TV	2.2
Multimedia	2.1
Insurance — Multi-line	2.0
Beverages — Non-alcoholic	2.0
Retail — Building Products	2.0
Computer Services	2.0
Electronic Components — Semiconductors	1.9
Internet Content — Entertainment	1.8
E-Commerce/Products	1.7
Chemicals — Diversified	1.6
Insurance — Reinsurance	1.6
Telephone — Integrated	1.6
Transport — Rail	1.5
Finance — Credit Card	1.4
Tobacco	1.3
Diagnostic Equipment	1.1
Instruments — Controls	1.1
Time Deposits	1.0
Retail — Discount	1.0
Electronic Forms	1.0
Cosmetics & Toiletries	1.0
Banks — Fiduciary	0.9
Oil — Field Services	0.9
Retail — Restaurants	0.9
Semiconductor Components — Integrated Circuits	0.9
Food — Misc./Diversified	0.9
Aerospace/Defense	0.9
Finance — Investment Banker/Broker	0.9
Retail — Major Department Stores	0.9
Tools — Hand Held	0.8
Airlines	0.8
Consumer Products — Misc.	0.7
Semiconductor Equipment	0.7
Retail — Drug Store	0.6
Brewery	0.6
Electronic Connectors	0.6
Beverages — Wine/Spirits	0.6
Medical Instruments	0.5
Auto — Cars/Light Trucks	0.5
Agricultural Chemicals	0.5
Data Processing/Management	0.5
Retail — Auto Parts	0.5
Investment Management/Advisor Services	0.5
Auto — Heavy Duty Trucks	0.5
Oil Refining & Marketing	0.5
Banks — Commercial	0.5
Aerospace/Defense — Equipment	0.4
Commercial Services — Finance	0.4
Networking Products	0.4
Finance — Other Services	0.4
Food — Retail	0.4
Building — Residential/Commercial	0.3
Auto/Truck Parts & Equipment — Original	0.3
Insurance Brokers	0.3
Cruise Lines	0.3
Containers — Metal/Glass	0.3

Enterprise Software/Service	0.3
Building Products — Wood	0.3
Medical Products	0.3
Containers — Paper/Plastic	0.2
Insurance — Property/Casualty	0.2
Electronic Security Devices	0.2
Engines — Internal Combustion	0.2
Pipelines	0.2
Electronic Measurement Instruments	0.2
Electronics — Military	0.2
Retail — Consumer Electronics	0.2
Retail — Apparel/Shoe	0.2
Engineering/R&D Services	0.2
Medical — Wholesale Drug Distribution	0.2
Cellular Telecom	0.2
Medical Labs & Testing Services	0.1
Registered Investment Companies	0.1
Building Products — Cement	0.1
Radio	0.1
Transport — Services	0.1
Building Products — Air & Heating	0.1
Machinery — Farming	0.1
Athletic Footwear	0.1
Gold Mining	0.1
Agricultural Operations	0.1
Retail — Jewelry	0.1
Medical — Generic Drugs	0.1
Apparel Manufacturers	0.1
Home Decoration Products	0.1
Television	0.1

100.1%

*	Calculated as a percentage of net assets

114

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Aerospace/Defense — 0.9%
General Dynamics Corp.	3,602	$631,611
Northrop Grumman Corp.	1,497	373,726

		1,005,337

Aerospace/Defense - Equipment — 0.4%
United Technologies Corp.	4,505	485,279

Agricultural Chemicals — 0.5%
Monsanto Co.	1,301	133,626
Mosaic Co.	14,986	425,602

		559,228

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	2,016	87,152

Airlines — 0.8%
Delta Air Lines, Inc.	6,916	333,213
United Continental Holdings, Inc.†	7,664	528,433

		861,646

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	610	63,812

Applications Software — 3.0%
Microsoft Corp.	54,924	3,309,720

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,916	95,934

Audio/Video Products — 0.0%
Harman International Industries, Inc.	329	35,983

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	5,234	62,599
General Motors Co.	14,513	501,134

		563,733

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.	8,524	529,767

Auto/Truck Parts & Equipment - Original — 0.3%
Delphi Automotive PLC	4,159	266,176
Lear Corp.	868	112,415

		378,591

Banks - Commercial — 0.5%
BB&T Corp.	3,257	147,379
Regions Financial Corp.	10,672	144,499
SVB Financial Group†	863	136,380
Zions Bancorporation	2,130	84,753

		513,011

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	11,184	530,345
Citizens Financial Group, Inc.	2,166	72,583
State Street Corp.	5,520	434,976

		1,037,904

Banks - Super Regional — 2.9%
Capital One Financial Corp.	7,151	600,970
Huntington Bancshares, Inc.	4,527	56,407
KeyCorp	25,215	436,472
SunTrust Banks, Inc.	1,036	53,820
Wells Fargo & Co.	38,321	2,027,947

		3,175,616

Beverages - Non-alcoholic — 2.0%
Coca-Cola Co.	14,888	600,731
Dr Pepper Snapple Group, Inc.	1,058	91,771

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic (continued)
PepsiCo, Inc.	15,255	$1,527,025

		2,219,527

Beverages - Wine/Spirits — 0.6%
Constellation Brands, Inc., Class A	4,075	615,895

Brewery — 0.6%
Molson Coors Brewing Co., Class B	7,161	701,993

Building Products - Air & Heating — 0.1%
Johnson Controls International PLC	2,532	113,889

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	687	150,762

Building Products - Wood — 0.3%
Masco Corp.	9,462	299,472

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	5,818	161,275
PulteGroup, Inc.	8,691	163,912
Toll Brothers, Inc.†	1,857	55,079

		380,266

Cable/Satellite TV — 2.2%
Charter Communications, Inc., Class A†	3,312	911,827
Comcast Corp., Class A	18,738	1,302,478
DISH Network Corp., Class A†	4,750	272,888

		2,487,193

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,193	173,093

Chemicals - Diversified — 1.6%
Dow Chemical Co.	6,562	365,635
E.I. du Pont de Nemours & Co.	11,486	845,484
Eastman Chemical Co.	8,059	605,392

		1,816,511

Commercial Services - Finance — 0.4%
PayPal Holdings, Inc.†	3,975	156,138
Vantiv, Inc., Class A†	1,498	84,532
WEX, Inc.†	2,047	226,214

		466,884

Computer Services — 2.0%
Accenture PLC, Class A	12,609	1,505,893
Cognizant Technology Solutions Corp., Class A†	2,769	152,516
Hewlett Packard Enterprise Co.	10,107	240,547
International Business Machines Corp.	1,764	286,156

		2,185,112

Computers — 3.6%
Apple, Inc.	31,672	3,500,390
HP, Inc.	30,013	462,200

		3,962,590

Consumer Products - Misc. — 0.7%
Kimberly-Clark Corp.	7,182	830,311

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†	6,285	341,841

Containers - Paper/Plastic — 0.2%
Sealed Air Corp.	1,156	52,714
WestRock Co.	4,363	223,385

		276,099

Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	13,228	1,090,781

115

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd.	4,297	$347,928

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	7,128	550,210

Diagnostic Equipment — 1.1%
Abbott Laboratories	19,314	735,284
Danaher Corp.	2,374	185,576
Thermo Fisher Scientific, Inc.	2,212	309,923

		1,230,783

Diversified Banking Institutions — 4.3%
Bank of America Corp.	88,044	1,859,489
Citigroup, Inc.	31,057	1,751,304
Goldman Sachs Group, Inc.	379	83,111
Morgan Stanley	26,235	1,085,080

		4,778,984

Diversified Manufacturing Operations — 2.5%
Eaton Corp. PLC	9,389	624,463
General Electric Co.	56,441	1,736,125
Ingersoll-Rand PLC	3,080	229,583
Parker-Hannifin Corp.	803	111,561
Pentair PLC	1,029	59,126
Textron, Inc.	1,423	65,501

		2,826,359

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	2,505	1,880,178

E-Commerce/Services — 0.0%
TripAdvisor, Inc.†	696	33,603

Electric Products - Misc. — 0.0%
Emerson Electric Co.	13	734

Electric - Integrated — 3.0%
Ameren Corp.	3,380	166,026
CMS Energy Corp.	8,658	348,225
Edison International	7,537	518,319
Exelon Corp.	8,932	290,379
NextEra Energy, Inc.	7,186	820,857
PG&E Corp.	10,337	607,816
Pinnacle West Capital Corp.	2,242	165,751
WEC Energy Group, Inc.	903	50,577
Xcel Energy, Inc.	9,729	379,528

		3,347,478

Electronic Components - Semiconductors — 1.9%
Broadcom, Ltd.	7,316	1,247,305
NVIDIA Corp.	518	47,759
Texas Instruments, Inc.	11,573	855,592

		2,150,656

Electronic Connectors — 0.6%
TE Connectivity, Ltd.	10,016	677,482

Electronic Forms — 1.0%
Adobe Systems, Inc.†	10,687	1,098,730

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	4,259	187,311
Fortive Corp.	874	48,061

		235,372

Electronic Security Devices — 0.2%
Allegion PLC	3,950	264,295

Electronics - Military — 0.2%
L-3 Communications Holdings, Inc.	1,366	215,514

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.2%
Fluor Corp.	3,863	$206,709

Engines - Internal Combustion — 0.2%
Cummins, Inc.	1,832	259,741

Enterprise Software/Service — 0.3%
Oracle Corp.	3,964	159,313
Workday, Inc., Class A†	1,940	163,581

		322,894

Finance - Credit Card — 1.4%
Discover Financial Services	7,233	490,181
MasterCard, Inc., Class A	1,057	108,025
Visa, Inc., Class A	13,044	1,008,562

		1,606,768

Finance - Investment Banker/Broker — 0.9%
Charles Schwab Corp.	23,357	902,982
TD Ameritrade Holding Corp.	1,250	51,262

		954,244

Finance - Other Services — 0.4%
Intercontinental Exchange, Inc.	8,171	452,673

Food - Confectionery — 0.0%
J.M. Smucker Co.	345	43,453

Food - Misc./Diversified — 0.9%
Kraft Heinz Co.	2,138	174,568
Mondelez International, Inc., Class A	20,514	845,997

		1,020,565

Food - Retail — 0.4%
Kroger Co.	13,776	444,965

Gold Mining — 0.1%
Newmont Mining Corp.	2,844	92,259

Home Decoration Products — 0.1%
Newell Brands, Inc.	1,297	60,972

Instruments - Controls — 1.1%
Honeywell International, Inc.	10,794	1,229,868

Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	6,970	350,939

Insurance - Multi-line — 2.0%
Chubb, Ltd.	7,857	1,005,696
Hartford Financial Services Group, Inc.	2,352	110,826
MetLife, Inc.	20,332	1,118,464
Voya Financial, Inc.	138	5,364

		2,240,350

Insurance - Property/Casualty — 0.2%
XL Group, Ltd.	7,386	266,856

Insurance - Reinsurance — 1.6%
Berkshire Hathaway, Inc., Class B†	10,155	1,598,803
Everest Re Group, Ltd.	902	189,916

		1,788,719

Internet Content - Entertainment — 1.8%
Facebook, Inc., Class A†	16,761	1,984,838

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	471	53,793
BlackRock, Inc.	1,289	477,948

		531,741

Machinery - Farming — 0.1%
Deere & Co.	1,009	101,102

116

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 0.5%
Boston Scientific Corp.†	29,613	$605,882

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	540	67,959
Quest Diagnostics, Inc.	1,021	89,297

		157,256

Medical Products — 0.3%
Becton Dickinson and Co.	646	109,239
Cooper Cos., Inc.	301	49,511
Stryker Corp.#	580	65,923
Zimmer Biomet Holdings, Inc.	513	52,254

		276,927

Medical - Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	3,078	377,332
Amgen, Inc.	634	91,340
Biogen, Inc.†	2,590	761,641
BioMarin Pharmaceutical, Inc.†	569	48,723
Celgene Corp.†	7,715	914,305
Gilead Sciences, Inc.	12,561	925,746
Illumina, Inc.†	1,783	237,389
Vertex Pharmaceuticals, Inc.†	3,785	308,894

		3,665,370

Medical - Drugs — 5.5%
Allergan PLC†	3,656	710,361
Bristol-Myers Squibb Co.	20,536	1,159,052
Eli Lilly & Co.	12,032	807,588
Johnson & Johnson	8,567	953,507
Merck & Co., Inc.	10,533	644,514
Pfizer, Inc.	57,009	1,832,269

		6,107,291

Medical - Generic Drugs — 0.1%
Mylan NV†	2,055	75,234

Medical - HMO — 2.6%
Aetna, Inc.	5,457	713,994
Cigna Corp.	1,475	198,741
Humana, Inc.	2,203	468,446
UnitedHealth Group, Inc.	9,694	1,534,754

		2,915,935

Medical - Hospitals — 0.0%
HCA Holdings, Inc.†	753	53,380

Medical - Wholesale Drug Distribution — 0.2%
McKesson Corp.	1,249	179,619

Multimedia — 2.1%
Time Warner, Inc.	8,420	773,124
Twenty-First Century Fox, Inc., Class A	41,218	1,158,638
Walt Disney Co.	4,226	418,881

		2,350,643

Networking Products — 0.4%
Cisco Systems, Inc.	15,605	465,341

Oil Companies - Exploration & Production — 3.2%
Anadarko Petroleum Corp.	1,610	111,332
Apache Corp.	1,232	81,250
Cabot Oil & Gas Corp.	8,009	177,159
Concho Resources, Inc.†	1,835	262,442
ConocoPhillips	4,071	197,525
Diamondback Energy, Inc.†	4,370	471,304
EOG Resources, Inc.	7,275	745,833
EQT Corp.	4,684	328,255

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Occidental Petroleum Corp.	4,465	$318,622
Pioneer Natural Resources Co.	4,391	838,857

		3,532,579

Oil Companies - Integrated — 2.7%
Chevron Corp.	7,688	857,673
Exxon Mobil Corp.	24,024	2,097,295

		2,954,968

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	4,270	200,775
Valero Energy Corp.	5,303	326,453

		527,228

Oil - Field Services — 0.9%
Halliburton Co.	4,559	242,038
Schlumberger, Ltd.	9,424	792,087

		1,034,125

Pipelines — 0.2%
Cheniere Energy, Inc.†	2,747	112,242
Kinder Morgan, Inc.	6,600	146,520

		258,762

Radio — 0.1%
Sirius XM Holdings, Inc.#	26,108	119,314

Real Estate Investment Trusts — 2.3%
American Tower Corp.	492	50,317
Apartment Investment & Management Co., Class A	2,383	100,324
AvalonBay Communities, Inc.	2,402	395,105
Brixmor Property Group, Inc.	2,599	63,286
Equinix, Inc.	768	260,168
HCP, Inc.	5,802	171,333
Kimco Realty Corp.	8,793	224,573
Liberty Property Trust	2,945	116,033
Macerich Co.	327	22,200
Prologis, Inc.	4,662	237,296
Public Storage	495	103,603
Regency Centers Corp.	1,263	84,419
Simon Property Group, Inc.	2,016	362,174
SL Green Realty Corp.	1,491	157,092
Spirit Realty Capital, Inc.	4,608	49,720
STORE Capital Corp.	4,773	117,989

		2,515,632

Retail - Apparel/Shoe — 0.2%
PVH Corp.	451	47,779
Ross Stores, Inc.	2,360	159,512

		207,291

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	43	33,677
O’Reilly Automotive, Inc.†	1,829	502,060

		535,737

Retail - Building Products — 2.0%
Home Depot, Inc.	9,817	1,270,320
Lowe’s Cos., Inc.	13,117	925,404

		2,195,724

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,549	207,889

Retail - Discount — 1.0%
Costco Wholesale Corp.	4,251	638,118
Dollar General Corp.	4,678	361,703

117

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount (continued)
Wal-Mart Stores, Inc.	1,447	$101,912

		1,101,733

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	8,499	720,120

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.#	287	26,200
Tiffany & Co.#	665	54,849

		81,049

Retail - Major Department Stores — 0.9%
TJX Cos., Inc.	12,085	946,739

Retail - Restaurants — 0.9%
Starbucks Corp.	13,397	776,624
Yum China Holdings, Inc.†	515	14,482
Yum! Brands, Inc.	3,682	233,402

		1,024,508

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	10,919	810,626
NXP Semiconductors NV†	2,146	212,776

		1,023,402

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	3,296	106,131
KLA-Tencor Corp.	897	71,617
Lam Research Corp.	5,308	562,754

		740,502

Steel - Producers — 0.0%
United States Steel Corp.#	1,057	34,183

Telephone - Integrated — 1.6%
AT&T, Inc.	29,763	1,149,745
CenturyLink, Inc.	3,031	71,289
Verizon Communications, Inc.	11,218	559,778

		1,780,812

Television — 0.1%
CBS Corp., Class B	987	59,931

Tobacco — 1.3%
Altria Group, Inc.	4,968	317,604
Philip Morris International, Inc.	6,180	545,571
Reynolds American, Inc.	9,790	529,639

		1,392,814

Tools - Hand Held — 0.8%
Snap-on, Inc.	2,089	349,281
Stanley Black & Decker, Inc.	4,990	591,963

		941,244

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 1.5%
Canadian Pacific Railway, Ltd.	2,996	$459,137
Union Pacific Corp.	12,240	1,240,279

		1,699,416

Transport - Services — 0.1%
United Parcel Service, Inc., Class B	989	114,645

Web Portals/ISP — 2.9%
Alphabet, Inc., Class A†	2,114	1,640,211
Alphabet, Inc., Class C†	2,131	1,615,383

		3,255,594

Total Long-Term Investment Securities
(cost $92,951,859)		110,271,713

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	150,919	150,919

Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$1,113,000	1,113,000

Total Short-Term Investment Securities
(cost $1,263,919)		1,263,919

TOTAL INVESTMENTS
(cost $94,215,778)(3)	100.1%	111,535,632
Liabilities in excess of other assets	(0.1)	(86,099)

NET ASSETS	100.0%	$111,449,533

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2016.
(2)	At November 30, 2016, the Fund had loaned securities with a total value of $269,164. This was secured by collateral of $150,919, which was received in cash and subsequently invested in short-term investments currently valued at $150,919 as reported in the Portfolio of Investments. Additional collateral of $125,837 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 05/11/2017	$43,965
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 11/15/2045	81,872

(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
11	Long	S&P 500 E-Mini Index	December 2016	$1,188,885	$1,209,340	$20,455

118

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,271,713	$—	$—	$110,271,713
Short-Term Investment Securities:
Registered Investment Companies	150,919	—	—	150,919
Time Deposits	—	1,113,000	—	1,113,000

Total Investments at Value	$110,422,632	$1,113,000	$—	$111,535,632

Other Financial Instruments:†
Futures Contracts	$20,455	$—	$—	$20,455

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

119

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	23.7%
Medical — Drugs	22.5
Medical — HMO	18.2
Registered Investment Companies	10.3
Medical Products	9.0
Medical — Hospitals	3.9
Medical Instruments	3.9
Diagnostic Equipment	3.5
Therapeutics	2.4
Retail — Drug Store	2.2
Electronic Measurement Instruments	2.0
Medical — Generic Drugs	1.4
Medical — Wholesale Drug Distribution	1.3
Dialysis Centers	1.3
X-Ray Equipment	1.0
Drug Delivery Systems	0.6
Dental Supplies & Equipment	0.6
Medical Information Systems	0.5
Instruments — Controls	0.5
Medical Imaging Systems	0.3
Commercial Services	0.2
Pharmacy Services	0.2
Consulting Services	0.1
Medical — Outpatient/Home Medical	0.1

109.7%

*	Calculated as a percentage of net assets

120

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Commercial Services — 0.2%
Healthcare Services Group, Inc.	18,020	$701,879
HMS Holdings Corp.†	41,500	760,280

		1,462,159

Consulting Services — 0.1%
Advisory Board Co.†	20,794	736,108

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	20,800	1,935,440
DENTSPLY SIRONA, Inc.	37,556	2,185,008

		4,120,448

Diagnostic Equipment — 3.5%
Abbott Laboratories	30,400	1,157,328
Danaher Corp.	52,300	4,088,291
GenMark Diagnostics, Inc.†#	127,600	1,482,712
Oxford Immunotec Global PLC†	21,000	310,170
Thermo Fisher Scientific, Inc.	126,400	17,709,904

		24,748,405

Dialysis Centers — 1.3%
DaVita, Inc.†	128,900	8,165,815
Fresenius Medical Care AG & Co. KGaA	9,248	721,390

		8,887,205

Drug Delivery Systems — 0.6%
Catalent, Inc.†	43,047	1,030,115
DexCom, Inc.†#	47,800	3,120,862
Nektar Therapeutics†#	22,200	272,727

		4,423,704

Electronic Measurement Instruments — 2.0%
Agilent Technologies, Inc.	290,300	12,767,394
Fortive Corp.	26,550	1,459,984

		14,227,378

Human Resources — 0.0%
Team Health Holdings, Inc.†	5,746	244,492

Instruments - Controls — 0.5%
Mettler-Toledo International, Inc.†	7,700	3,172,554

Medical Imaging Systems — 0.3%
Lantheus Holdings, Inc.†	201,387	1,832,622

Medical Information Systems — 0.4%
athenahealth, Inc.†#	30,896	2,922,761

Medical Instruments — 3.9%
Bruker Corp.	104,237	2,364,095
Endologix, Inc.†#	88,800	652,680
Intuitive Surgical, Inc.†	27,960	17,998,971
iRhythm Technologies, Inc.†	6,100	186,050
Medtronic PLC	90,021	6,572,433

		27,774,229

Medical Products — 9.0%
Advanced Accelerator Applications SA ADR†#	68,240	1,996,020
Becton Dickinson and Co.	160,774	27,186,883
Cooper Cos., Inc.	30,722	5,053,462
Henry Schein, Inc.†	27,097	4,036,369
K2M Group Holdings, Inc.†#	27,079	509,085
Medgenics, Inc.	39,300	202,002
Nevro Corp.†	4,000	304,120
Stryker Corp.#	105,600	12,002,496
Teleflex, Inc.	15,300	2,263,329
West Pharmaceutical Services, Inc.	63,800	5,177,370
Wright Medical Group NV†#	208,214	4,797,251

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Wright Medical Group NV CVR†#	7,700	$10,010

		63,538,397

Medical - Biomedical/Gene — 23.7%
Acceleron Pharma, Inc.†#	64,900	2,186,481
Acerta Pharma B.V., Class A(2)(4)(5)	854,366	806,436
Acerta Pharma B.V., Class B(2)(4)(5)	9,771,120	581,382
Acorda Therapeutics, Inc.†	29,100	605,280
Alder Biopharmaceuticals, Inc.†#	24,900	586,395
Alexion Pharmaceuticals, Inc.†	157,632	19,324,107
Alnylam Pharmaceuticals, Inc.†#	58,700	2,575,169
Amgen, Inc.	43,600	6,281,452
Ardelyx, Inc.†#	62,972	931,985
ARIAD Pharmaceuticals, Inc.†	102,087	1,376,133
Audentes Therapeutics, Inc.(1)(4)(5)	16,973	264,923
Audentes Therapeutics, Inc.†	13,300	218,519
Bellicum Pharmaceuticals, Inc.†#	39,025	699,718
Biogen, Inc.†	54,009	15,882,427
BioMarin Pharmaceutical, Inc.†	44,500	3,810,535
Bluebird Bio, Inc.†#	73,042	4,408,085
Blueprint Medicines Corp.†#	12,200	358,314
Celgene Corp.†	93,380	11,066,464
Corvus Pharmaceuticals, Inc.†	26,899	415,051
Editas Medicine, Inc.†	37,679	537,679
Exelixis, Inc.†	237,785	4,023,322
FibroGen, Inc.†#	35,400	784,110
Gilead Sciences, Inc.	198,671	14,642,053
Incyte Corp.†	147,600	15,098,004
Insmed, Inc.†	266,400	3,636,360
Intercept Pharmaceuticals, Inc.†#	4,900	495,488
Ionis Pharmaceuticals, Inc.†#	26,700	1,168,392
Juno Therapeutics, Inc.†#	36,600	733,830
Kite Pharma, Inc.†#	29,277	1,491,078
Ligand Pharmaceuticals, Inc.†	11,700	1,221,480
Lion Biotechnologies, Inc.†	5,461	36,316
Otonomy, Inc.†	21,900	372,300
Prothena Corp. PLC†#	109,387	6,456,021
Puma Biotechnology, Inc.†	31,355	1,349,833
Regeneron Pharmaceuticals, Inc.†	40,400	15,321,296
REGENXBIO, Inc.†	28,165	626,671
Retrophin, Inc.†#	35,500	726,685
Sage Therapeutics, Inc.†#	61,322	3,072,845
Seattle Genetics, Inc.†	21,900	1,419,339
Spark Therapeutics, Inc.†#	80,437	4,424,839
Ultragenyx Pharmaceutical, Inc.†#	46,422	3,634,378
Vertex Pharmaceuticals, Inc.†	171,605	14,004,684
WaVe Life Sciences, Ltd.†	7,700	274,120
Zeneca, Inc. CVR†(2)(4)(5)	23,110	14,213

		167,944,192

Medical - Drugs — 22.1%
AbbVie, Inc.	130,377	7,926,922
ACADIA Pharmaceuticals, Inc.†#	129,327	3,490,536
Aimmune Therapeutics, Inc.†#	39,833	904,209
Alkermes PLC†	141,351	8,032,977
Allergan PLC†	104,280	20,261,604
Amicus Therapeutics, Inc.†#	171,841	1,027,609
Array BioPharma, Inc.†#	124,547	1,008,208
Astellas Pharma, Inc.	221,900	3,063,599
AstraZeneca PLC ADR#	214,700	5,612,258
BeiGene, Ltd. ADR†	34,127	1,081,826
Bristol-Myers Squibb Co.	214,537	12,108,468
Chugai Pharmaceutical Co., Ltd.	104,700	2,942,271
Clovis Oncology, Inc.†#	27,100	928,717

121

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Coherus Biosciences, Inc.†	44,258	$1,190,540
CoLucid Pharmaceuticals, Inc.†#	56,686	2,003,850
DBV Technologies SA ADR†	9,050	330,506
Eli Lilly & Co.	107,621	7,223,521
Endo International PLC†	47,200	755,672
Inotek Pharmaceuticals Corp.†#	49,800	318,720
Intra-Cellular Therapies, Inc.†#	18,600	259,284
Ironwood Pharmaceuticals, Inc.†#	323,242	5,044,191
Mallinckrodt PLC†	167,444	8,824,299
Merck & Co., Inc.	192,100	11,754,599
Minerva Neurosciences, Inc.†#	36,900	476,010
Ophthotech Corp.†#	64,800	1,986,120
Pacira Pharmaceuticals, Inc.†	28,771	916,356
Radius Health, Inc.†#	62,326	3,316,990
Roche Holding AG	12,739	2,840,495
Sanofi	40,842	3,294,527
Shire PLC ADR	63,408	11,071,037
TESARO, Inc.†#	151,533	20,561,513
TherapeuticsMD, Inc.†#	583,400	3,465,396
Zoetis, Inc.	45,200	2,277,176

		156,300,006

Medical - Generic Drugs — 1.4%
AveXis, Inc.†#	35,236	2,083,152
Mylan NV†	16,500	604,065
Teva Pharmaceutical Industries, Ltd. ADR	200,100	7,543,770

		10,230,987

Medical - HMO — 18.2%
Aetna, Inc.	179,653	23,505,799
Anthem, Inc.	93,800	13,369,314
Centene Corp.†	188,481	10,862,160
Cigna Corp.	151,000	20,345,740
Humana, Inc.	103,163	21,936,580
UnitedHealth Group, Inc.	221,900	35,131,208
Universal American Corp.†#	52,934	531,457
WellCare Health Plans, Inc.†	25,350	3,473,457

		129,155,715

Medical - Hospitals — 3.9%
Acadia Healthcare Co., Inc.†#	112,280	4,267,763
Envision Healthcare Holdings, Inc.†	144,584	3,284,948
HCA Holdings, Inc.†	163,316	11,577,471
Universal Health Services, Inc., Class B	71,600	8,808,232

		27,938,414

Medical - Outpatient/Home Medical — 0.1%
Amsurg Corp.†#	10,257	698,707

Medical - Wholesale Drug Distribution — 1.3%
McKesson Corp.	61,895	8,901,120

Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†#	19,448	275,384
JAND, Inc. (dba Warby Parker) Class A(2)(4)(5)	33,706	344,540

		619,924

Retail - Drug Store — 2.2%
CVS Health Corp.	28,298	2,175,833
Rite Aid Corp.†	31,643	251,879
Walgreens Boots Alliance, Inc.	158,255	13,408,946

		15,836,658

Therapeutics — 2.4%
Agios Pharmaceuticals, Inc.†#	29,700	1,728,837
Aquinox Pharmaceuticals, Inc.†#	91,651	1,276,698

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics (continued)
Axovant Sciences, Ltd.†#	116,968	$1,582,577
Dyax Corp. CVR†(2)(4)(5)	159,200	390,040
GW Pharmaceuticals PLC ADR†	17,477	1,951,307
Merus BV†	21,900	337,260
Neurocrine Biosciences, Inc.†	153,235	7,117,766
Proteostasis Therapeutics, Inc.†#	11,700	123,201
Sarepta Therapeutics, Inc.†#	23,900	818,814
Seres Therapeutics, Inc.†#	21,444	214,226
Xencor, Inc.†	46,900	1,198,764

		16,739,490

X-Ray Equipment — 1.0%
Hologic, Inc.†	175,300	6,710,484

Total Common Stocks
(cost $621,674,328)		699,166,159

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Medical Information Systems — 0.1%
Doximity, Inc. Series C(2)(4)(5)	64,785	286,998

Medical Products — 0.0%
Shockwave Medical, Inc. Series C†(2)(4)(5)	196,966	198,932

Medical - Biomedical/Gene — 0.0%
Ovid Therapeutics, Inc. Series B(2)(4)(5)	31,882	122,108

Medical - Drugs — 0.3%
Allergan PLC 5.50%	2,970	2,129,490

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series D(2)(4)(5)	75,264	769,342

Total Convertible Preferred Securities
(cost $4,097,154)		3,506,870

CONVERTIBLE BONDS & NOTES — 0.1%
Medical - Drugs — 0.1%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	$865,000	1,013,131

Total Long-Term Investment Securities
(cost $626,636,482)		703,686,160

SHORT-TERM INVESTMENT SECURITIES — 10.3%
Registered Investment Companies — 10.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28%(6)	500,000	500,000
State Street Navigator Securities Lending Prime Portfolio 0.26%(3)(6)	67,439,256	67,439,256
T. Rowe Price Government Reserve Fund 0.36%(6)	4,986,946	4,986,946

Total Short-Term Investment Securities
(cost $72,926,202)		72,926,202

TOTAL INVESTMENTS
(cost $699,562,684)(3)	109.7%	776,612,362
Liabilities in excess of other assets	(9.7)	(68,818,310)

NET ASSETS	100.0%	$707,794,052

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)

122

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	At November 30, 2016, the Fund had loaned securities with a total value of $90,742,806. This was secured by collateral of $67,439,256, which was received in cash and subsequently invested in short-term investments currently valued at $67,439,256 as reported in the Portfolio of Investments. Additional collateral of $27,548,204 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	$11,320,815
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2017 to 05/15/2046	16,227,389

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Acerta Pharma B.V. Class A	2/2/2016	854,366	$854,366	$806,436	$0.94	0.11%
Acerta Pharma B.V. Class B	2/2/2016	9,771,120	249,853	581,382	0.06	0.08%
Audentes Therapeutics, Inc	10/8/2015	16,973	255,036	264,923	15.61	0.04%
Dyax Corp. CVR	1/25/2016	159,200	176,712	390,040	2.45	0.06%
JAND, Inc. (dba Warby Parker). Class A	4/23/2015	33,706	387,123	344,540	10.22	0.05%
Zeneca, Inc. CVR	7/19/2013	23,110	0	14,213	0.62	0.00%
Convertible Preferred Securities
Doximity, Inc. Series C	4/10/2014	64,785	312,316	286,998	4.43	0.04%
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	864,430	769,342	10.22	0.11%
Ovid Therapeutics, Inc. Series B	8/10/2015	31,882	198,625	122,108	3.83	0.02%
Shockwave Medical, Inc. Series C	11/10/2016	196,966	198,936	198,932	1.00	0.03%

				$3,778,914		0.54%

(5)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $3,778,914 representing 0.5% of net assets.
(6)	The rate shown is the 7-day yield as of November 30,2016
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Exchange-Traded Written Call Options
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
Allergan PLC	January 2017	$270.00	70	$104,802	$1,750	$103,052
Spark Therapeutics, Inc.	December 2016	60.00	28	16,715	3,010	13,705

			98	$121,517	$4,760	$116,757

123

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$166,277,238	$264,923	$1,402,031	$167,944,192
Pharmacy Services	275,384	—	344,540	619,924
Therapeutics	16,349,450	—	390,040	16,739,490
Other Industries	513,862,553	—	—	513,862,553
Convertible Preferred Securities:
Medical - Drugs	2,129,490	—	—	2,129,490
Other Industries	—	—	1,377,380	1,377,380
Convertible Bonds & Notes	—	1,013,131	—	1,013,131
Short-Term Investment Securities	72,926,202	—	—	72,926,202

Total Investments at Value	$771,820,317	$1,278,054	$3,513,991	$776,612,362

Other Financial Instruments:+
Written Call Options	$116,757	$—	$—	$116,757

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

124

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

United States Treasury Notes	34.8%
United States Treasury Bonds	19.4
Sovereign	13.3
Diversified Banking Institutions	12.3
Time Deposits	2.1
Insurance — Multi-line	1.8
Finance — Consumer Loans	1.8
Banks — Super Regional	1.7
Federal Home Loan Mtg. Corp.	1.6
Banks — Commercial	1.5
Diversified Financial Services	1.5
Insurance — Life/Health	1.3
Gold Mining	0.9
Special Purpose Entities	0.8
Federal National Mtg. Assoc.	0.7
Oil Companies — Integrated	0.6
Auto — Cars/Light Trucks	0.6
Pipelines	0.6
Oil Companies — Exploration & Production	0.5
Telephone — Integrated	0.5
Registered Investment Companies	0.3
Electric — Integrated	0.3
Banks — Fiduciary	0.2
Metal — Iron	0.1
Diversified Minerals	0.1
Metal — Diversified	0.1
Metal — Aluminum	0.1
Government National Mtg. Assoc.	0.1
Insurance — Property/Casualty	0.1
Medical — Generic Drugs	0.1
Diagnostic Equipment	0.1
Steel Pipe & Tube	0.1
Banks — Money Center	0.1

100.1%

Credit Quality†#

Aaa	69.8%
Aa	8.8
A	8.2
Baa	7.2
Ba	2.6
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

125

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
Chase Issuance Trust FRS Series 2016-A1, Class A 0.95% due 05/17/2021	$2,000,000	$2,008,068
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,973,774
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(2)	171,855	176,776
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(2)	102,600	105,404
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(2)	192,375	196,239
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.55% due 06/17/2031*	778,922	775,983

Total Asset Backed Securities
(cost $5,263,825)		5,236,244

U.S. CORPORATE BONDS & NOTES — 15.2%
Auto - Cars/Light Trucks — 0.6%
Ford Motor Credit Co. LLC FRS Senior Notes 1.73% due 08/12/2019	950,000	951,383
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,945,814

		2,897,197

Banks - Commercial — 0.1%
BB&T Corp. FRS Senior Notes 1.60% due 01/15/2020	653,000	653,552

Banks - Super Regional — 0.9%
Wells Fargo & Co. FRS Senior Notes 2.96% due 03/31/2021	2,000,000	2,045,584
Wells Fargo Bank NA FRS Senior Notes 1.38% due 09/07/2017	2,250,000	2,255,738

		4,301,322

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	341,000	337,155

Diversified Banking Institutions — 8.3%
Bank of America Corp. FRS Senior Notes 2.16% due 11/19/2024	2,000,000	1,818,750
Bank of America Corp. FRS Senior Notes 3.16% due 02/18/2020	1,600,000	1,629,264
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	362,000	361,203
BNP Paribas US LLC FRS Company Guar. Notes 1.25% due 04/03/2017	674,000	674,000
Citigroup, Inc. FRS Senior Notes 2.02% due 03/27/2025	2,000,000	1,922,120
Citigroup, Inc. FRS Senior Notes 2.07% due 08/02/2021	1,103,000	1,113,721

Security Description	Principal Amount(1)	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. FRS Senior Notes 2.36% due 09/01/2023	$2,245,000	$2,255,046
Citigroup, Inc. FRS Senior Notes 2.64% due 09/29/2024	2,000,000	1,936,640
Citigroup, Inc. FRS Senior Notes 3.96% due 03/30/2020	4,000,000	4,170,640
Goldman Sachs Group, Inc. FRS Senior Notes 2.04% due 04/23/2020	1,186,000	1,201,418
Goldman Sachs Group, Inc. FRS Senior Notes 2.24% due 11/15/2021	1,808,000	1,814,131
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027	423,000	426,841
Goldman Sachs Group, Inc. FRS Senior Notes 3.04% due 08/30/2023	4,000,000	4,032,872
JPMorgan Chase & Co. FRS Senior Notes 2.11% due 10/24/2023	538,000	541,454
JPMorgan Chase & Co. FRS Senior Notes 2.71% due 12/20/2023	2,000,000	1,998,200
JPMorgan Chase & Co. FRS Senior Notes 3.46% due 02/25/2021	1,000,000	1,001,400
JPMorgan Chase & Co. FRS Senior Notes 3.54% due 04/28/2020	5,000,000	5,125,000
Morgan Stanley FRS Senior Notes 2.61% due 08/24/2023	468,000	453,960
Morgan Stanley FRS Senior Notes 3.06% due 12/15/2019	1,813,000	1,785,805
Morgan Stanley FRS Senior Notes 3.06% due 01/24/2020	2,203,000	2,169,955
Morgan Stanley FRS Senior Notes 3.06% due 04/25/2023	3,870,000	3,937,725
Morgan Stanley FRS Senior Notes 3.64% due 06/09/2023	664,000	659,020

		41,029,165

Diversified Financial Services — 0.4%
Morgan Stanley & Co. LLC FRS Senior Notes 3.06% due 02/11/2020	2,000,000	2,020,000

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	161,000	160,893

Finance - Consumer Loans — 1.1%
SLM Corp. FRS Senior Notes 3.21% due 12/15/2020	2,017,000	1,758,824
SLM Corp. FRS Senior Notes 3.31% due 05/03/2019	3,745,000	3,574,602

		5,333,426

126

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	$400,000	$23,100
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	34,391
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	57,750

		115,241

Insurance - Life/Health — 0.5%
Pacific Life Global Funding FRS Senior Notes 3.58% due 06/02/2018*	300,000	295,653
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	332,942
Prudential Financial, Inc. FRS Senior Notes 4.21% due 05/23/2018	2,000,000	2,055,000

		2,683,595

Insurance - Multi-line — 1.0%
Monumental Global Funding III FRS Senior Sec. Notes 3.24% due 05/22/2018*	5,000,000	5,207,770

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	627,000	603,488

Oil Companies - Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	1,925,000	2,049,567
Hess Corp. Senior Notes 4.30% due 04/01/2027	297,000	281,803

		2,331,370

Pipelines — 0.5%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,338,000	1,315,966
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	1,206,000	1,150,162

		2,466,128

Real Estate Investment Trusts — 0.0%
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	204,000	193,910

Special Purpose Entity — 0.8%
Hartford Life Institutional Funding FRS Senior Sec. Notes 3.76% due 05/08/2018*(3)	3,985,000	4,012,935

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	234,948

Security Description	Principal Amount(1)	Value (Note 2)

Telephone - Integrated — 0.2%
Verizon Communications, Inc. FRS Senior Notes 1.35% due 06/09/2017	$1,122,000	$1,123,428

Total U.S. Corporate Bonds & Notes
(cost $75,652,792)		75,705,523

FOREIGN CORPORATE BONDS & NOTES — 6.3%
Banks - Commercial — 1.0%
ANZ New Zealand Int’l, Ltd. FRS Company Guar. Notes 1.90% due 07/28/2021*	1,350,000	1,355,520
Banco Santander Chile FRS Senior Notes 1.78% due 04/11/2017*	950,000	947,625
Barclays Bank PLC FRS Senior Notes 2.20% due 03/10/2017	2,466,000	2,464,767
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031#	175,000	168,424
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	224,000	222,075

		5,158,411

Diversified Banking Institutions — 3.3%
Barclays PLC FRS Senior Notes 2.99% due 08/10/2021	553,000	566,798
BNP Paribas SA FRS Senior Notes 2.60% due 12/21/2020	431,000	410,168
Credit Suisse Group Funding, Ltd. FRS Company Guar. Notes 3.17% due 04/16/2021	2,299,000	2,383,006
HSBC Holdings PLC FRS Senior Notes 2.36% due 01/05/2022	1,400,000	1,417,322
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	450,000	448,123
Royal Bank of Scotland PLC FRS Company Guar. Notes 2.81% due 03/31/2018	2,000,000	2,019,280
Societe Generale SA FRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)	10,000,000	9,260,000

		16,504,697

Diversified Minerals — 0.1%
Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	614,000	615,240

Gold Mining — 0.9%
Goldcorp, Inc. Senior Notes 2.13% due 03/15/2018	2,634,000	2,634,527
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	613,000	622,708
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	1,242,000	1,193,804

		4,451,039

127

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical - Generic Drugs — 0.1%
Actavis Funding SCS FRS Company Guar. Notes 1.93% due 03/12/2018	$439,000	$442,711

Metal - Aluminum — 0.1%
Alcoa Nederland Holding BV Company Guar. Notes 6.75% due 09/30/2024*	536,000	574,860

Metal - Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026#	631,000	657,029

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC FRS Company Guar. Notes 1.72% due 09/16/2021	1,226,000	1,230,959
BP Capital Markets PLC Company Guar. Notes 3.72% due 11/28/2028	578,000	581,649

		1,812,608

Telephone - Integrated — 0.3%
Telefonica Emisiones SAU FRS Company Guar. Notes 1.51% due 06/23/2017	1,200,000	1,200,435

Total Foreign Corporate Bonds & Notes
(cost $32,083,038)		31,417,030

U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Mtg. Corp. — 1.6%
Federal Home Loan Mtg. Corp. REMIC Series 4012, Class NF 0.99% due 12/15/2038 FRS(5)	905,574	914,689
Series 3925, Class FL 0.99% due 01/15/2041 FRS(5)	970,797	969,958
Series 4001, Class FM 1.04% due 02/15/2042 FRS(5)	523,626	523,563
Series 3355, Class BF 1.24% due 08/15/2037 FRS(5)	583,880	590,680
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-DN2, Class M2 2.23% due 04/25/2024 FRS(5)	2,318,397	2,334,083
Series 2014-DN1, Class M2 2.78% due 02/25/2024 FRS(5)	1,685,000	1,714,200
Series 2015-HQ1, Class M2 2.78% due 03/25/2025 FRS(5)	934,119	939,697

		7,986,870

Federal National Mtg. Assoc. — 0.7%
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M1 2.18% due 01/25/2024 FRS(5)	11,438	11,501
Series 2013-C01, Class M1 2.58% due 10/25/2023 FRS(5)	201,120	202,982
Federal National Mtg. Assoc. REMIC
Series 2012-93, Class BF 0.98% due 09/25/2042 FRS(5)	1,320,534	1,314,041
Series 2011-103, Class FD 1.03% due 05/25/2040 FRS(5)	2,077,895	2,086,341

		3,614,865

Security Description	Principal Amount(1)		Value (Note 2)

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 1.09% due 02/16/2040(5)		$522,468	$526,083

Total U.S. Government Agencies
(cost $12,073,360)			12,127,818

U.S. GOVERNMENT TREASURIES — 54.2%
United States Treasury Bonds TIPS(6) — 19.4%
0.13% due 07/15/2024		4,956,364	4,878,227
0.75% due 02/15/2045		8,040,613	7,684,165
1.00% due 02/15/2046		7,039,777	7,202,621
1.38% due 02/15/2044		4,438,532	4,914,449
2.00% due 01/15/2026		4,269,213	4,835,392
2.13% due 02/15/2040		2,680,584	3,363,479
2.13% due 02/15/2041		4,596,883	5,805,445
2.38% due 01/15/2025		3,842,130	4,430,033
2.50% due 01/15/2029		9,557,400	11,613,942
3.63% due 04/15/2028		13,433,130	17,793,873
3.88% due 04/15/2029		17,254,640	23,783,916

			96,305,542

United States Treasury Notes TIPS(6) — 34.8%
0.13% due 04/15/2017		6,576,659	6,577,172
0.13% due 04/15/2018		8,929,107	8,990,200
0.13% due 04/15/2019		17,184,570	17,363,135
0.13% due 04/15/2020		4,469,852	4,510,112
0.13% due 04/15/2021		28,749,138	28,894,005
0.13% due 07/15/2022		15,221,665	15,274,591
0.13% due 01/15/2023		27,767,116	27,592,933
0.13% due 07/15/2024		7,167,665	7,054,666
0.13% due 07/15/2026		6,426,735	6,248,104
0.25% due 01/15/2025		4,586,535	4,521,580
0.38% due 07/15/2025		3,315,186	3,307,734
0.63% due 07/15/2021		1,071,100	1,105,925
0.63% due 01/15/2024		6,642,260	6,772,787
0.63% due 01/15/2026		5,750,142	5,830,943
1.13% due 01/15/2021		9,380,345	9,829,073
1.25% due 07/15/2020		3,320,850	3,503,932
1.38% due 07/15/2018		6,605,050	6,843,228
1.38% due 01/15/2020		6,698,160	7,035,653
1.88% due 07/15/2019		1,695,930	1,804,005

			173,059,778

Total U.S. Government Treasuries
(cost $259,646,004)			269,365,320

FOREIGN GOVERNMENT OBLIGATIONS — 13.3%
Sovereign — 13.3%
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	2,098,417
Commonwealth of Australia Senior Bonds 1.00% due 11/21/2018(6)	AUD	10,541,000	7,833,477
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(6)	AUD	3,146,550	2,796,650
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	15,718,200	13,804,141
Government of France Bonds 2.10% due 07/25/2023(6)	EUR	3,307,260	4,255,381
Government of New Zealand Senior Bonds 2.00% due 09/20/2025(6)	NZD	15,532,500	11,141,831

128

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Senior Notes 0.10% due 05/15/2022*(6)	EUR	2,022,880	$2,105,186
Republic of Italy Senior Notes 1.25% due 09/15/2032*(6)	EUR	2,004,480	2,121,286
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019(6)	GBP	6,362,100	8,677,396
United Kingdom Inflation Linked Gilt Treasury Senior Notes 0.13% due 03/22/2029(6)	GBP	3,916,002	6,039,488
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(6)	GBP	1,790,229	3,417,737
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	38,419,107	1,835,476

Total Foreign Government Obligations
(cost $69,316,001)			66,126,466

PREFERRED SECURITIES — 1.7%
Banks - Money Center — 0.1%
Santander Finance Preferred SAU FRS 4.00%		8,000	184,560

Banks - Super Regional — 0.2%
Wells Fargo & Co. FRS 5.85%		44,900	1,122,500

Electric - Integrated — 0.0%
Alabama Power Co. 6.50%		870	23,220

Finance - Consumer Loans — 0.7%
Navient Corp. FRS 3.06%#		94,712	2,376,324
Navient Corp. FRS 3.51%		42,207	1,048,844

			3,425,168

Insurance - Life/Health — 0.7%
Prudential Financial, Inc. FRS 3.46%		139,445	3,583,737

Total Preferred Securities
(cost $8,194,905)			8,339,185

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.5%
Banks - Commercial — 0.4%
Corestates Capital II FRS 1.53% due 01/15/2027*		$512,000	453,760
Standard Chartered PLC FRS 6.41% due 01/30/2017*#(7)		1,300,000	1,015,625
Standard Chartered PLC VRS 7.50% due 04/02/2022*#(7)		400,000	392,020

			1,861,405

Banks - Fiduciary — 0.2%
State Street Capital Trust IV FRS 1.85% due 06/01/2077		1,529,000	1,334,053

Banks - Super Regional — 0.6%
PNC Financial Services Group, Inc. FRS 5.00% due 11/01/2026(7)		1,204,000	1,167,880
SunTrust Capital III FRS 1.50% due 03/15/2028		793,000	669,094
Wachovia Capital Trust II FRS 1.38% due 01/15/2027		774,000	678,217
Wells Fargo Capital II FRS 1.39% due 01/30/2027		554,000	485,443

			3,000,634

Security Description	Shares/ Principal Amount(1)		Value (Note 2)

Diversified Banking Institutions — 0.7%
BAC Capital Trust XIV FRS Series G 4.00% due 12/22/2016(7)		$2,357,000	$1,912,116
BankBoston Capital Trust IV FRS 1.44% due 06/08/2028		546,000	477,067
BNP Paribas SA FRS 7.44% due 10/23/2017(7)	GBP	200,000	258,185
Goldman Sachs Capital III FRS 4.00% due 01/06/2017(7)		85,000	66,641
Royal Bank of Scotland Group PLC VRS 8.63% due 08/15/2021(7)		366,000	360,053
Societe Generale SA VRS 7.38% due 09/13/2021*(7)		270,000	259,875

			3,333,937

Electric - Integrated — 0.3%
Dominion Resources, Inc. FRS 3.14% due 09/30/2066		1,200,000	922,800
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067		613,000	533,310

			1,456,110

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 8.88% due 06/15/2068		622,000	671,760

Insurance - Multi-line — 0.8%
Genworth Holdings, Inc. FRS 2.91% due 11/15/2066		800,000	376,000
XLIT, Ltd. FRS Series E 6.50% due 04/15/2017(7)		4,583,000	3,494,537

			3,870,537

Insurance - Property/Casualty — 0.1%
Chubb Corp. FRS 6.38% due 03/29/2067		561,000	523,133

Oil Companies - Integrated — 0.2%
TOTAL SA VRS 3.88% due 05/18/2022(7)	EUR	1,000,000	1,112,842

Pipelines — 0.1%
DCP Midstream LLC FRS 5.85% due 05/21/2043*		493,000	419,050

Total Preferred Securities/Capital Securities
(cost $19,455,245)			17,583,461

Total Long-Term Investment Securities
(cost $481,685,170)			485,901,047

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Prime Portfolio 0.26%(8)(9)		1,605,845	1,605,845

Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016		$10,404,000	10,404,000

Total Short-Term Investment Securities
(cost $12,009,845)			12,009,845

TOTAL INVESTMENTS
(cost $493,695,015)(10)		100.1%	497,910,892
Liabilities in excess of other assets		(0.1)	(405,047)

NET ASSETS		100.0%	$497,505,845

129

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $23,305,330 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(4)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $9,260,000 representing 1.9% of net assets.
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity—maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of November 30, 2016.
(9)	At November 30, 2016, the Fund had loaned securities with a total value of $1,574,444. This was secured by collateral of $1,605,845, which was received in cash and subsequently invested in short-term investments currently valued at $1,605,845 as reported in the Portfolio of Investments.
(10)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro Dollar

GBP—British Pound

MXN—Mexican Peso

NXD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,236,244	$—	$5,236,244
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	32,681,720	8,347,445	41,029,165
Diversified Financial Services	—	—	2,020,000	2,020,000
Special Purpose Entity	—	—	4,012,935	4,012,935
Other Industries	—	28,643,423	—	28,643,423
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	7,244,697	9,260,000	16,504,697
Other Industries	—	14,912,333	—	14,912,333
U.S. Government Agencies	—	12,127,818	—	12,127,818
U.S. Government Treasuries	—	269,365,320	—	269,365,320
Foreign Government Obligations	—	66,126,466	—	66,126,466
Preferred Securities	8,339,185	—	—	8,339,185
Preferred Securities/Capital Securities	—	17,583,461	—	17,583,461
Short-Term Investment Securities:
Registered Investment Companies	1,605,845	—	—	1,605,845
Time Deposits	—	10,404,000	—	10,404,000

Total Investments at Value	$9,945,030	$464,325,482	$23,640,380	$497,910,892

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,367,445 were transferred from Level 2 to Level 3 following a reassessment of inputs. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2016	$4,012,935	$9,901,001
Accrued discounts	—	570
Accrued premiums	(25,908)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	25,908	(231,403)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	10,367,445	—
Transfers out of Level 3	—	(410,168)

Balance as of 11/30/2016	$14,380,380	$9,260,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at November 30, 2016 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$25,908	$(231,403)

The Fund’s securities classified as Level 3, with a fair value of $23,640,380 at November 30, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

130

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Medical — Drugs	7.5%
Banks — Commercial	7.4
Diversified Banking Institutions	5.1
Registered Investment Companies	4.7
Oil Companies — Integrated	4.1
Auto — Cars/Light Trucks	3.7
Telephone — Integrated	2.8
Food — Misc./Diversified	2.6
Insurance — Life/Health	2.4
Electric — Integrated	2.3
Insurance — Multi-line	1.9
Cosmetics & Toiletries	1.9
Real Estate Investment Trusts	1.9
Chemicals — Diversified	1.8
Tobacco	1.5
Repurchase Agreements	1.5
Exchange — Traded Funds	1.5
Food — Retail	1.4
Brewery	1.2
Transport — Rail	1.2
Real Estate Operations & Development	1.2
Metal — Diversified	1.2
Diversified Minerals	1.1
Diversified Manufacturing Operations	1.0
Import/Export	1.0
Auto/Truck Parts & Equipment — Original	1.0
Machinery — Electrical	0.9
Gas — Distribution	0.9
Electronic Components — Misc.	0.8
Retail — Apparel/Shoe	0.8
Cellular Telecom	0.8
Insurance — Property/Casualty	0.8
Beverages — Wine/Spirits	0.8
Building & Construction Products — Misc.	0.8
Chemicals — Specialty	0.7
Soap & Cleaning Preparation	0.7
Enterprise Software/Service	0.7
Diversified Operations	0.7
Insurance — Reinsurance	0.7
Rubber — Tires	0.6
Industrial Gases	0.6
Finance — Other Services	0.6
Building — Residential/Commercial	0.6
Building & Construction — Misc.	0.6
Real Estate Management/Services	0.5
Aerospace/Defense	0.5
Commercial Services	0.5
Transport — Services	0.5
Retail — Jewelry	0.5
Audio/Video Products	0.5
Machinery — Construction & Mining	0.5
Steel — Producers	0.5
Building — Heavy Construction	0.5
Finance — Investment Banker/Broker	0.5
Office Automation & Equipment	0.5
Machinery — General Industrial	0.4
Building Products — Cement	0.4
Semiconductor Equipment	0.4
Textile — Apparel	0.4
Telecom Services	0.4
Agricultural Chemicals	0.4
Medical Products	0.4
Medical — Biomedical/Gene	0.4
Electronic Components — Semiconductors	0.4
Aerospace/Defense — Equipment	0.3
Dialysis Centers	0.3
Electric Products — Misc.	0.3
Oil Companies — Exploration & Production	0.3
Food — Catering	0.3

Power Converter/Supply Equipment	0.3
Medical — Generic Drugs	0.3
Electronic Measurement Instruments	0.3
Investment Companies	0.3
Multimedia	0.3
Industrial Automated/Robotic	0.3
Toys	0.3
Oil Refining & Marketing	0.3
Public Thoroughfares	0.3
Apparel Manufacturers	0.3
Paper & Related Products	0.3
Water	0.3
Photo Equipment & Supplies	0.3
Hotels/Motels	0.3
Distribution/Wholesale	0.2
Casino Hotels	0.2
Athletic Footwear	0.2
Human Resources	0.2
Computer Services	0.2
Semiconductor Components — Integrated Circuits	0.2
Retail — Major Department Stores	0.2
Advertising Agencies	0.2
Machinery — Farming	0.2
Computers — Integrated Systems	0.2
Auto — Heavy Duty Trucks	0.2
Medical Instruments	0.2
Building Products — Air & Heating	0.2
Advertising Services	0.2
Wireless Equipment	0.2
Cable/Satellite TV	0.2
Finance — Leasing Companies	0.2
Optical Supplies	0.2
Electronics — Military	0.2
Machine Tools & Related Products	0.2
Transactional Software	0.2
Electronic Security Devices	0.2
Television	0.2
Gold Mining	0.2
Rental Auto/Equipment	0.2
Web Portals/ISP	0.2
Electric — Transmission	0.2
Metal Processors & Fabrication	0.2
Printing — Commercial	0.2
Security Services	0.1
Airport Development/Maintenance	0.1
Investment Management/Advisor Services	0.1
Transport — Marine	0.1
Gambling (Non-Hotel)	0.1
Commercial Services — Finance	0.1
U.S. Government Treasuries	0.1
Resorts/Theme Parks	0.1
Networking Products	0.1
Retail — Discount	0.1
Computer Data Security	0.1
Energy — Alternate Sources	0.1
Satellite Telecom	0.1
Beverages — Non-alcoholic	0.1
Food — Confectionery	0.1
Diversified Operations/Commercial Services	0.1
Oil — Field Services	0.1
Medical — Hospitals	0.1
Diversified Financial Services	0.1
Publishing — Periodicals	0.1
Internet Content — Information/News	0.1
Containers — Paper/Plastic	0.1
Bicycle Manufacturing	0.1
E-Commerce/Products	0.1
Gas — Transportation	0.1
Private Equity	0.1

131

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Casino Services	0.1%
Retail — Misc./Diversified	0.1
Retail — Building Products	0.1
Pipelines	0.1
Metal — Aluminum	0.1
Computer Aided Design	0.1
Cruise Lines	0.1
Fisheries	0.1
Steel Pipe & Tube	0.1
Coatings/Paint	0.1
Applications Software	0.1
Retail — Vision Service Center	0.1
Food — Meat Products	0.1
Computers — Memory Devices	0.1
Retail — Home Furnishings	0.1
Travel Services	0.1
Publishing — Newspapers	0.1
Tools — Hand Held	0.1
Transport — Truck	0.1
Metal — Iron	0.1
MRI/Medical Diagnostic Imaging	0.1
Motorcycle/Motor Scooter	0.1
Building Products — Doors & Windows	0.1
Diagnostic Kits	0.1
Leisure Products	0.1

103.7%

Country Allocation*

Japan	23.6%
United Kingdom	16.1
France	9.0
Germany	8.5
Switzerland	8.4
United States	7.8
Australia	7.1
Netherlands	3.8
Spain	2.8
Sweden	2.7
Hong Kong	2.5
Italy	1.6
Denmark	1.5
Jersey	1.3
Belgium	1.2
Singapore	1.2
Finland	0.9
Cayman Islands	0.7
Norway	0.7
Israel	0.6
Ireland	0.5
Bermuda	0.3
Luxembourg	0.3
Austria	0.2
New Zealand	0.2
Portugal	0.1
Papua New Guinea	0.1

103.7%

*	Calculated as a percentage of net assets

132

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.9%
Australia — 7.1%
AGL Energy, Ltd.	49,063	$760,117
Alumina, Ltd.#	190,950	233,367
Amcor, Ltd.	85,249	905,251
AMP, Ltd.	213,627	741,438
APA Group	81,721	480,965
Aristocrat Leisure, Ltd.	39,434	436,801
ASX, Ltd.	14,437	518,764
Aurizon Holdings, Ltd.	156,597	575,882
AusNet Services	127,127	139,407
Australia & New Zealand Banking Group, Ltd.	209,218	4,389,260
Bank of Queensland, Ltd.	26,932	223,540
Bendigo & Adelaide Bank, Ltd.	32,506	289,249
BGP Holdings PLC†(1)(2)	835,027	49,560
BHP Billiton, Ltd.	231,728	4,177,027
Boral, Ltd.	53,899	200,203
Brambles, Ltd.	113,331	985,860
Caltex Australia, Ltd.	19,764	438,571
Challenger, Ltd.	41,808	328,799
CIMIC Group, Ltd.	7,720	175,700
Coca-Cola Amatil, Ltd.	43,022	304,670
Cochlear, Ltd.	4,286	375,685
Commonwealth Bank of Australia	122,982	7,142,682
Computershare, Ltd.	35,532	304,368
Crown Resorts, Ltd.	27,240	236,155
CSL, Ltd.	33,312	2,410,726
Dexus Property Group	69,852	470,430
Domino’s Pizza Enterprises, Ltd.	4,401	220,279
DUET Group	164,776	289,596
Flight Centre Travel Group, Ltd.#	4,252	104,872
Fortescue Metals Group, Ltd.#	112,527	487,771
Goodman Group	129,475	638,680
GPT Group	126,414	451,816
Harvey Norman Holdings, Ltd.	39,992	140,277
Healthscope, Ltd.	117,907	195,904
Incitec Pivot, Ltd.	124,828	290,365
Insurance Australia Group, Ltd.	175,748	725,476
LendLease Group	41,349	415,570
Macquarie Group, Ltd.	21,782	1,349,524
Medibank Private, Ltd.	203,106	389,957
Mirvac Group	277,641	420,299
National Australia Bank, Ltd.	190,363	4,066,793
Newcrest Mining, Ltd.	56,344	813,005
Orica, Ltd.	28,055	351,778
Origin Energy, Ltd.	126,799	556,190
Platinum Asset Management, Ltd.	16,669	67,455
Qantas Airways, Ltd.	38,354	93,464
QBE Insurance Group, Ltd.	99,763	822,894
Ramsay Health Care, Ltd.#	10,005	523,158
REA Group, Ltd.	4,018	153,161
Rio Tinto, Ltd.#	30,955	1,320,091
Santos, Ltd.	120,586	349,954
Scentre Group	382,857	1,198,736
SEEK, Ltd.	25,025	273,685
Sonic Healthcare, Ltd.	28,645	461,133
South32, Ltd.	395,132	790,738
Stockland	174,483	557,907
Suncorp Group, Ltd.	92,201	851,073
Sydney Airport	81,981	380,184
Tabcorp Holdings, Ltd.	56,582	195,962
Tatts Group, Ltd.#	104,931	324,668
Telstra Corp., Ltd.	314,700	1,173,570
TPG Telecom, Ltd.#	24,550	129,441
Transurban Group	146,254	1,138,333
Treasury Wine Estates, Ltd.	53,173	423,676
Vicinity Centres	245,081	528,462

Security Description	Shares	Value (Note 2)

Australia (continued)
Vocus Communications, Ltd.#	32,444	$99,906
Wesfarmers, Ltd.	82,067	2,531,967
Westfield Corp.	142,078	958,946
Westpac Banking Corp.	240,434	5,551,940
Woodside Petroleum, Ltd.	53,379	1,167,553
Woolworths, Ltd.#	92,017	1,555,374

		62,826,060

Austria — 0.2%
ANDRITZ AG	5,493	283,403
Erste Group Bank AG	20,919	581,767
OMV AG	10,837	350,253
Raiffeisen Bank International AG†#	8,789	160,078
voestalpine AG	8,359	316,764

		1,692,265

Belgium — 1.2%
Ageas	14,448	539,237
Anheuser-Busch InBev SA	57,982	6,024,774
Colruyt SA	4,820	243,597
Groupe Bruxelles Lambert SA	6,092	500,064
KBC Group NV	18,109	1,085,930
Proximus SADP	11,407	322,493
Solvay SA	5,376	613,933
Telenet Group Holding NV†	3,967	209,464
UCB SA	9,393	604,279
Umicore SA	6,946	416,158

		10,559,929

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	48,000	401,006
First Pacific Co., Ltd.	174,000	122,259
Hongkong Land Holdings, Ltd.	84,700	542,927
Jardine Matheson Holdings, Ltd.	17,686	958,581
Kerry Properties, Ltd.	47,500	135,950
Li & Fung, Ltd.#	430,000	188,487
Noble Group, Ltd.†#	321,000	35,608
NWS Holdings, Ltd.	110,000	190,034
Shangri-La Asia, Ltd.	76,000	82,795
Yue Yuen Industrial Holdings, Ltd.	53,000	190,982

		2,848,629

Cayman Islands — 0.7%
ASM Pacific Technology, Ltd.	17,800	177,966
Cheung Kong Property Holdings, Ltd.	193,808	1,326,785
CK Hutchison Holdings, Ltd.	194,308	2,367,318
Melco Crown Entertainment, Ltd. ADR#	13,823	271,760
MGM China Holdings, Ltd.	70,800	157,181
Sands China, Ltd.	179,200	882,542
WH Group, Ltd.*	433,000	360,066
Wynn Macau, Ltd.#	116,000	215,056

		5,758,674

Denmark — 1.5%
AP Moller - Maersk A/S, Series A	285	361,916
AP Moller - Maersk A/S, Series B	459	608,700
Carlsberg A/S, Class B	7,703	655,051
Chr. Hansen Holding A/S	7,160	396,330
Coloplast A/S, Class B#	8,348	530,226
Danske Bank A/S	51,804	1,513,457
DSV A/S	13,565	610,395
Genmab A/S†	4,084	707,393
ISS A/S	11,979	409,518
Novo Nordisk A/S, Class B	133,921	4,540,115
Novozymes A/S, Class B#	16,996	575,705
Pandora A/S	8,384	997,790

133

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
TDC A/S†	60,006	$305,314
Tryg A/S#	8,062	145,040
Vestas Wind Systems A/S	16,149	1,065,505
William Demant Holding A/S†	8,477	143,450

		13,565,905

Finland — 0.9%
Elisa Oyj	10,844	340,423
Fortum Oyj	33,112	480,784
Kone Oyj, Class B	24,711	1,088,454
Metso Oyj	8,420	238,269
Neste Oyj	9,469	388,884
Nokia OYJ	416,327	1,791,451
Nokian Renkaat Oyj	8,481	306,331
Orion Oyj, Class B	7,488	318,399
Sampo Oyj, Class A	32,364	1,430,694
Stora Enso Oyj, Class R	41,426	399,758
UPM-Kymmene Oyj	38,442	880,043
Wartsila Oyj Abp	11,069	466,561

		8,130,051

France — 9.0%
Accor SA	12,767	452,345
Aeroports de Paris#	2,225	218,861
Air Liquide SA	24,868	2,532,317
Alstom SA†	11,101	300,723
Arkema SA	4,801	459,884
Atos SE	6,342	655,554
AXA SA	140,026	3,299,077
BNP Paribas SA	76,388	4,434,978
Bollore SA	63,544	208,507
Bouygues SA	14,779	501,233
Bureau Veritas SA	19,322	363,697
Capgemini SA	11,874	937,557
Carrefour SA	40,426	947,742
Casino Guichard Perrachon SA#	4,228	192,371
Christian Dior SE#	4,055	788,626
Cie de Saint-Gobain	34,332	1,489,128
Cie Generale des Etablissements Michelin	13,129	1,405,391
CNP Assurances	12,917	226,845
Credit Agricole SA	74,747	843,699
Danone SA	42,545	2,676,620
Dassault Systemes	9,257	706,590
Edenred#	15,366	324,003
Eiffage SA	4,132	272,743
Electricite de France SA#	18,074	191,461
Engie SA	107,131	1,322,773
Essilor International SA	14,782	1,568,237
Eurazeo SA	3,162	171,584
Eutelsat Communications SA	11,405	205,308
Fonciere Des Regions	2,134	167,661
Gecina SA	2,939	385,936
Groupe Eurotunnel SE	35,257	310,147
Hermes International	1,940	800,649
ICADE	2,785	192,450
Iliad SA	1,978	376,301
Imerys SA	2,576	179,509
Ingenico Group SA	4,011	312,538
JCDecaux SA#	5,007	130,544
Kering	5,578	1,211,928
Klepierre	16,000	596,653
L’Oreal SA	18,378	3,136,919
Lagardere SCA	9,203	226,922
Legrand SA	19,478	1,088,958
LVMH Moet Hennessy Louis Vuitton SE#	20,116	3,660,633
Natixis SA	69,282	348,932

Security Description	Shares	Value (Note 2)

France (continued)
Orange SA#	143,086	$2,085,941
Pernod Ricard SA#	15,358	1,611,440
Peugeot SA†	34,949	515,606
Publicis Groupe SA	13,697	888,861
Remy Cointreau SA	1,805	151,569
Renault SA	13,841	1,090,522
Rexel SA	21,905	338,722
Safran SA	22,733	1,560,540
Sanofi	84,715	6,833,549
Schneider Electric SE	40,217	2,677,638
SCOR SE	11,452	363,697
SFR Group SA	7,226	182,578
Societe BIC SA	2,163	279,794
Societe Generale SA	55,215	2,375,018
Sodexo SA	6,844	748,573
Suez	23,377	326,425
Technip SA	7,541	522,379
Thales SA	7,521	734,380
TOTAL SA	159,229	7,586,552
Unibail-Rodamco SE	7,115	1,570,378
Valeo SA	17,029	949,515
Veolia Environnement SA	33,059	571,288
Vinci SA	36,063	2,340,294
Vivendi SA	84,641	1,613,824
Wendel SA	2,087	241,540
Zodiac Aerospace	14,158	313,912

		79,299,069

Germany — 8.5%
adidas AG#	13,553	1,996,616
Allianz SE	32,938	5,229,418
Axel Springer SE#	2,981	127,861
BASF SE	66,164	5,679,334
Bayer AG	59,617	5,597,565
Bayerische Motoren Werke AG#	24,154	2,058,465
Bayerische Motoren Werke AG (preference shares)	4,029	289,259
Beiersdorf AG	7,573	618,663
Brenntag AG	11,283	593,908
Commerzbank AG#	78,330	545,678
Continental AG	8,013	1,421,657
Covestro AG*	5,079	326,370
Daimler AG	69,400	4,616,222
Deutsche Bank AG†	100,483	1,582,544
Deutsche Lufthansa AG#	17,771	230,253
Deutsche Post AG	70,083	2,190,442
Deutsche Telekom AG#	232,341	3,660,455
Deutsche Wohnen AG (BR)	24,604	757,784
E.ON SE	144,258	952,057
Evonik Industries AG	10,171	283,615
Fraport AG Frankfurt Airport Services Worldwide#	2,805	162,914
Fresenius Medical Care AG & Co. KGaA	15,775	1,230,528
Fresenius SE & Co. KGaA#	29,454	2,114,939
FUCHS PETROLUB SE# (preference shares)	5,467	216,645
GEA Group AG#	13,446	501,199
Hannover Rueck SE	4,528	480,620
HeidelbergCement AG	10,133	908,665
Henkel AG & Co. KGaA	7,681	782,078
Henkel AG & Co. KGaA (preference shares)	12,834	1,486,711
Hochtief AG	1,479	210,361
HUGO BOSS AG#	4,917	281,930
Infineon Technologies AG	81,564	1,364,111
K+S AG#	13,013	264,044
LANXESS AG	6,924	427,021
Linde AG	13,446	2,240,216
MAN SE#	2,637	260,086
Merck KGaA	9,468	948,676

134

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
METRO AG#	12,200	$364,566
Muenchener Rueckversicherungs-Gesellschaft AG	12,047	2,194,182
OSRAM Licht AG	6,785	345,424
Porsche Automobil Holding SE (preference shares)	11,028	559,038
ProSiebenSat.1 Media SE	16,121	552,471
RWE AG†#	36,338	456,762
SAP SE	70,832	5,921,622
Schaeffler AG (preference shares)	12,060	156,321
Siemens AG	55,196	6,236,043
Symrise AG#	9,086	549,958
Telefonica Deutschland Holding AG#	53,675	210,597
thyssenkrupp AG	27,043	613,930
TUI AG	36,188	477,234
United Internet AG#	8,833	338,002
Volkswagen AG#	2,337	320,011
Volkswagen AG (preference shares)	13,530	1,746,584
Vonovia SE	34,131	1,100,767
Zalando SE†#*	6,287	234,314

		75,016,736

Hong Kong — 2.5%
AIA Group, Ltd.	868,200	5,294,380
Bank of East Asia, Ltd.#	86,600	358,949
BOC Hong Kong Holdings, Ltd.	268,500	1,007,329
Cathay Pacific Airways, Ltd.#	87,000	117,772
CLP Holdings, Ltd.	119,500	1,168,578
Galaxy Entertainment Group, Ltd.	172,000	853,736
Hang Lung Properties, Ltd.	165,000	371,843
Hang Seng Bank, Ltd.	56,900	1,078,360
Henderson Land Development Co., Ltd.	77,800	429,798
HK Electric Investments & HK Electric Investments, Ltd.*	180,769	158,944
HKT Trust & HKT, Ltd.	197,000	256,520
Hong Kong & China Gas Co., Ltd.	565,640	1,053,032
Hong Kong Exchanges and Clearing, Ltd.	82,100	2,159,273
Hysan Development Co., Ltd.	45,000	198,414
Link REIT	164,500	1,132,508
MTR Corp., Ltd.	105,500	527,738
New World Development Co., Ltd.	384,000	427,739
PCCW, Ltd.	299,000	173,853
Power Assets Holdings, Ltd.	101,500	968,349
Sino Land Co., Ltd.	218,000	342,887
SJM Holdings, Ltd.	143,000	115,779
Sun Hung Kai Properties, Ltd.	103,000	1,347,837
Swire Pacific, Ltd., Class A	39,000	388,416
Swire Properties, Ltd.	85,800	259,397
Techtronic Industries Co., Ltd.	101,000	393,896
Wharf Holdings, Ltd.	99,000	733,901
Wheelock & Co., Ltd.	58,000	344,717

		21,663,945

Ireland — 0.5%
Bank of Ireland†	2,049,320	436,566
CRH PLC	60,209	2,009,775
DCC PLC	6,388	489,950
James Hardie Industries PLC CDI	32,025	492,369
Kerry Group PLC, Class A	11,419	808,805
Paddy Power Betfair PLC	5,722	597,349

		4,834,814

Isle of Man — 0.0%
Genting Singapore PLC	453,000	306,562

Israel — 0.6%
Azrieli Group, Ltd.	2,676	116,852
Bank Hapoalim BM	78,748	473,972
Bank Leumi Le-Israel BM†	98,742	402,050

Security Description	Shares	Value (Note 2)

Israel (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	142,321	$263,000
Check Point Software Technologies, Ltd.†#	9,395	773,490
Israel Chemicals, Ltd.	33,162	127,237
Mizrahi Tefahot Bank, Ltd.	10,252	143,720
Nice, Ltd.	4,362	288,273
Taro Pharmaceutical Industries, Ltd.†#	1,085	110,844
Teva Pharmaceutical Industries, Ltd.	66,544	2,466,329

		5,165,767

Italy — 1.6%
Assicurazioni Generali SpA	84,807	1,071,402
Atlantia SpA#	29,759	661,080
Enel SpA	549,725	2,222,135
Eni SpA	183,741	2,558,855
EXOR SpA	7,485	314,225
Intesa Sanpaolo SpA	924,519	2,053,768
Intesa Sanpaolo SpA RSP	70,212	145,629
Italgas SpA†	35,143	125,744
Leonardo-Finmeccanica SpA†	29,455	382,419
Luxottica Group SpA#	12,547	652,929
Mediobanca SpA#	44,634	307,958
Poste Italiane SpA*	37,674	234,182
Prysmian SpA	14,101	337,307
Saipem SpA†#	437,912	196,834
Snam SpA	175,715	680,490
Telecom Italia SpA†#	731,106	552,864
Telecom Italia SpA RSP	455,743	284,498
Terna Rete Elettrica Nazionale SpA	113,122	490,599
UniCredit SpA	366,189	784,749
Unione di Banche Italiane SpA#	64,055	143,109
UnipolSai SpA#	67,558	128,882

		14,329,658

Japan — 23.6%
ABC-Mart, Inc.	2,400	140,763
Acom Co., Ltd.†	29,800	142,482
Aeon Co., Ltd.	47,100	648,832
AEON Financial Service Co., Ltd.	8,300	138,134
Aeon Mall Co., Ltd.	8,400	121,149
Air Water, Inc.	11,600	198,226
Aisin Seiki Co., Ltd.	14,200	606,949
Ajinomoto Co., Inc.	41,500	802,576
Alfresa Holdings Corp.	13,000	207,150
Alps Electric Co., Ltd.	12,602	316,468
Amada Holdings Co., Ltd.	25,100	279,291
ANA Holdings, Inc.	87,000	241,293
Aozora Bank, Ltd.	85,000	291,989
Asahi Glass Co., Ltd.#	68,000	441,624
Asahi Group Holdings, Ltd.	28,600	930,459
Asahi Kasei Corp.	92,000	818,233
Asics Corp.#	11,900	250,472
Astellas Pharma, Inc.	152,200	2,101,306
Bandai Namco Holdings, Inc.	14,300	408,107
Bank of Kyoto, Ltd.	25,000	173,288
Benesse Holdings, Inc.#	4,800	127,337
Bridgestone Corp.	47,200	1,801,690
Brother Industries, Ltd.	17,400	297,490
Calbee, Inc.#	5,300	165,154
Canon, Inc.	77,200	2,200,509
Casio Computer Co., Ltd.	15,500	202,548
Central Japan Railway Co.	10,300	1,681,780
Chiba Bank, Ltd.	54,000	320,021
Chubu Electric Power Co., Inc.	48,000	673,607
Chugai Pharmaceutical Co., Ltd.	16,500	463,682
Chugoku Bank, Ltd.	12,400	167,566

135

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Chugoku Electric Power Co., Inc.	20,000	$227,612
Concordia Financial Group, Ltd.	85,000	390,433
Credit Saison Co., Ltd.	10,900	195,410
CYBERDYNE, Inc.†#	7,221	94,361
Dai Nippon Printing Co., Ltd.	41,000	387,763
Dai-ichi Life Holdings, Inc.	79,400	1,272,496
Daicel Corp.	19,300	212,561
Daiichi Sankyo Co., Ltd.	43,300	901,539
Daikin Industries, Ltd.	17,300	1,620,292
Daito Trust Construction Co., Ltd.	5,200	807,919
Daiwa House Industry Co., Ltd.	40,600	1,154,068
Daiwa Securities Group, Inc.	122,000	733,034
Denso Corp.#	35,100	1,527,888
Dentsu, Inc.	15,400	704,008
Don Quijote Holdings Co., Ltd.#	8,700	332,700
East Japan Railway Co.	24,200	2,065,794
Eisai Co., Ltd.	18,500	1,068,716
Electric Power Development Co., Ltd.	10,400	228,081
FamilyMart UNY Holdings Co., Ltd.	4,300	268,738
FANUC Corp.	14,200	2,396,145
Fast Retailing Co., Ltd.	3,900	1,348,918
Fuji Electric Co., Ltd.	41,000	201,407
Fuji Heavy Industries, Ltd.	42,700	1,733,679
FUJIFILM Holdings Corp.	31,500	1,169,910
Fujitsu, Ltd.	135,000	796,276
Fukuoka Financial Group, Inc.	56,000	242,297
GungHo Online Entertainment, Inc.	30,200	67,050
Hachijuni Bank, Ltd.	29,900	160,209
Hakuhodo DY Holdings, Inc.	17,300	200,816
Hamamatsu Photonics KK	10,200	270,591
Hankyu Hanshin Holdings, Inc.	16,800	530,851
Hikari Tsushin, Inc.	1,500	133,735
Hino Motors, Ltd.	18,600	188,756
Hirose Electric Co., Ltd.	2,300	275,224
Hiroshima Bank, Ltd.	36,000	158,594
Hisamitsu Pharmaceutical Co., Inc.	4,100	197,107
Hitachi Chemical Co., Ltd.	7,700	168,935
Hitachi Construction Machinery Co., Ltd.#	8,000	164,608
Hitachi High-Technologies Corp.	4,500	177,396
Hitachi Metals, Ltd.#	16,400	214,309
Hitachi, Ltd.#	348,000	1,853,384
Hokuriku Electric Power Co.#	12,500	135,265
Honda Motor Co., Ltd.	117,700	3,427,966
Hoshizaki Corp.	3,500	296,447
Hoya Corp.	29,100	1,144,363
Hulic Co., Ltd.	21,700	203,713
Idemitsu Kosan Co., Ltd.	6,400	144,777
IHI Corp.†	100,000	277,086
Iida Group Holdings Co., Ltd.	10,600	205,505
Inpex Corp.	70,000	663,870
Isetan Mitsukoshi Holdings, Ltd.	24,700	272,249
Isuzu Motors, Ltd.	44,600	525,898
ITOCHU Corp.	107,600	1,469,090
Iyo Bank, Ltd.	17,900	114,843
J. Front Retailing Co., Ltd.	17,700	249,398
Japan Airlines Co., Ltd.	8,900	263,332
Japan Airport Terminal Co., Ltd.#	3,000	111,577
Japan Exchange Group, Inc.	38,400	568,591
Japan Post Bank Co., Ltd.#	29,900	352,564
Japan Post Holdings Co., Ltd.#	33,200	411,209
Japan Prime Realty Investment Corp.	57	231,677
Japan Real Estate Investment Corp.	94	508,597
Japan Retail Fund Investment Corp.	182	369,393
Japan Tobacco, Inc.	79,200	2,731,727
JFE Holdings, Inc.#	36,500	532,800

Security Description	Shares	Value (Note 2)

Japan (continued)
JGC Corp.#	14,500	$239,290
JSR Corp.	13,200	189,915
JTEKT Corp.	15,000	239,937
JX Holdings, Inc.	153,600	585,910
Kajima Corp.	64,000	448,652
Kakaku.com, Inc.#	10,900	171,020
Kamigumi Co., Ltd.	16,000	146,847
Kaneka Corp.	20,000	159,259
Kansai Electric Power Co., Inc.†	52,200	514,677
Kansai Paint Co., Ltd.#	16,400	300,319
Kao Corp.	36,300	1,671,187
Kawasaki Heavy Industries, Ltd.	105,000	331,323
KDDI Corp.	135,900	3,562,468
Keihan Holdings Co., Ltd.	36,000	229,081
Keikyu Corp.	33,000	354,504
Keio Corp.	42,000	334,811
Keisei Electric Railway Co., Ltd.	9,600	227,738
Keyence Corp.	3,400	2,324,916
Kikkoman Corp.	10,000	305,931
Kintetsu Group Holdings Co., Ltd.	135,000	521,568
Kirin Holdings Co., Ltd.#	60,800	990,348
Kobe Steel, Ltd.†#	22,600	213,150
Koito Manufacturing Co., Ltd.	8,200	427,184
Komatsu, Ltd.	66,500	1,530,770
Konami Holdings Corp.	7,300	246,938
Konica Minolta, Inc.	35,900	342,667
Kose Corp.	2,179	174,655
Kubota Corp.	75,400	1,138,530
Kuraray Co., Ltd.	25,600	362,054
Kurita Water Industries, Ltd.	7,400	153,815
Kyocera Corp.	23,200	1,102,357
Kyowa Hakko Kirin Co., Ltd.	18,300	261,052
Kyushu Electric Power Co., Inc.#	31,900	313,688
Kyushu Financial Group, Inc.	25,200	165,863
Lawson, Inc.	4,700	325,370
LIXIL Group Corp.	19,700	438,065
M3, Inc.#	14,400	371,690
Mabuchi Motor Co., Ltd.#	3,400	189,310
Makita Corp.	8,000	541,934
Marubeni Corp.	120,800	661,309
Marui Group Co., Ltd.	14,900	205,257
Maruichi Steel Tube, Ltd.	3,300	106,293
Mazda Motor Corp.	40,300	646,040
McDonald’s Holdings Co. Japan, Ltd.#	4,800	131,952
Mebuki Financial Group, Inc.	57,670	209,700
Medipal Holdings Corp.	12,200	174,568
MEIJI Holdings Co., Ltd.	8,200	653,678
Minebea Co., Ltd.#	23,200	229,962
Miraca Holdings, Inc.	4,100	183,488
Mitsubishi Chemical Holdings Corp.	101,500	638,340
Mitsubishi Corp.	108,500	2,343,934
Mitsubishi Electric Corp.	139,200	1,918,175
Mitsubishi Estate Co., Ltd.	90,000	1,813,688
Mitsubishi Gas Chemical Co., Inc.	13,500	204,615
Mitsubishi Heavy Industries, Ltd.#	224,000	992,292
Mitsubishi Logistics Corp.	7,000	94,655
Mitsubishi Materials Corp.	8,100	239,662
Mitsubishi Motors Corp.	48,300	223,336
Mitsubishi Tanabe Pharma Corp.	16,500	310,227
Mitsubishi UFJ Financial Group, Inc.	918,200	5,375,730
Mitsubishi UFJ Lease & Finance Co., Ltd.	37,000	170,438
Mitsui & Co., Ltd.	123,000	1,657,310
Mitsui Chemicals, Inc.	58,000	268,188
Mitsui Fudosan Co., Ltd.	63,000	1,481,592
Mitsui OSK Lines, Ltd.#	80,000	205,585

136

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mixi, Inc.	2,700	$94,047
Mizuho Financial Group, Inc.	1,712,100	3,031,961
MS&AD Insurance Group Holdings, Inc.	37,200	1,153,995
Murata Manufacturing Co., Ltd.	13,700	1,847,144
Nabtesco Corp.	8,500	216,057
Nagoya Railroad Co., Ltd.	60,000	294,218
NEC Corp.	192,000	500,118
Nexon Co., Ltd.	12,300	171,913
NGK Insulators, Ltd.	19,300	368,776
NGK Spark Plug Co., Ltd.#	13,500	276,832
NH Foods, Ltd.	11,000	283,257
NHK Spring Co., Ltd.	14,800	138,679
Nidec Corp.	17,100	1,530,562
Nikon Corp.	25,200	370,054
Nintendo Co., Ltd.	8,100	1,966,501
Nippon Building Fund, Inc.	101	562,362
Nippon Electric Glass Co., Ltd.	28,000	149,294
Nippon Express Co., Ltd.	62,000	320,283
Nippon Paint Holdings Co., Ltd.#	11,600	366,033
Nippon Prologis REIT, Inc.	111	229,849
Nippon Steel & Sumitomo Metal Corp.	58,000	1,243,599
Nippon Telegraph & Telephone Corp.	49,800	2,013,242
Nippon Yusen KK	118,000	218,662
Nissan Motor Co., Ltd.	181,100	1,672,411
Nisshin Seifun Group, Inc.	15,600	218,581
Nissin Foods Holdings Co., Ltd.	4,300	224,011
Nitori Holdings Co., Ltd.	5,700	594,887
Nitto Denko Corp.	11,600	800,608
NOK Corp.	6,900	137,210
Nomura Holdings, Inc.	267,400	1,435,109
Nomura Real Estate Holdings, Inc.	9,100	147,312
Nomura Real Estate Master Fund, Inc.	258	384,502
Nomura Research Institute, Ltd.	8,900	301,840
NSK, Ltd.	33,800	368,120
NTT Data Corp.	9,000	447,620
NTT DOCOMO, Inc.	102,900	2,360,121
NTT Urban Development Corp.	8,400	72,395
Obayashi Corp.	47,300	449,826
OBIC Co., Ltd.	4,700	206,643
Odakyu Electric Railway Co., Ltd.	21,199	414,511
Oji Holdings Corp.	58,000	237,769
Olympus Corp.	20,900	734,391
Omron Corp.#	13,800	509,034
Ono Pharmaceutical Co., Ltd.	29,900	662,136
Oracle Corp. Japan	2,700	134,522
Oriental Land Co., Ltd.	15,600	888,643
ORIX Corp.	97,200	1,513,586
Osaka Gas Co., Ltd.	138,000	521,820
Otsuka Corp.	3,400	165,535
Otsuka Holdings Co., Ltd.	28,100	1,141,390
Panasonic Corp.	161,530	1,643,468
Park24 Co., Ltd.	7,300	207,377
Pola Orbis Holdings, Inc.#	1,608	124,671
Rakuten, Inc.	68,200	672,432
Recruit Holdings Co., Ltd.	20,261	773,037
Resona Holdings, Inc.	164,900	792,898
Ricoh Co., Ltd.	48,400	389,637
Rinnai Corp.	2,600	221,127
Rohm Co., Ltd.	6,900	376,950
Ryohin Keikaku Co., Ltd.	1,714	336,043
Sankyo Co., Ltd.	3,400	107,434
Santen Pharmaceutical Co., Ltd.#	27,000	329,461
SBI Holdings, Inc.	14,600	182,747
Secom Co., Ltd.	15,000	1,090,730
Sega Sammy Holdings, Inc.#	13,300	198,794

Security Description	Shares	Value (Note 2)

Japan (continued)
Seibu Holdings, Inc.	12,300	$220,509
Seiko Epson Corp.	20,200	404,865
Sekisui Chemical Co., Ltd.	30,900	467,801
Sekisui House, Ltd.	43,800	715,930
Seven & i Holdings Co., Ltd.	54,700	2,120,489
Seven Bank, Ltd.#	44,000	125,379
Shikoku Electric Power Co., Inc.†	13,200	125,879
Shimadzu Corp.	16,000	243,766
Shimamura Co., Ltd.	1,500	178,576
Shimano, Inc.#	5,300	870,478
Shimizu Corp.	38,000	350,090
Shin-Etsu Chemical Co., Ltd.	27,900	2,063,144
Shinsei Bank, Ltd.	120,000	191,950
Shionogi & Co., Ltd.	21,800	1,030,882
Shiseido Co., Ltd.	26,600	676,364
Shizuoka Bank, Ltd.	38,000	307,242
Showa Shell Sekiyu KK	13,800	123,157
SMC Corp.	4,000	1,137,013
SoftBank Group Corp.	69,200	4,059,878
Sohgo Security Services Co., Ltd.#	5,100	207,513
Sompo Holdings, Inc.	24,900	811,391
Sony Corp.	90,900	2,612,466
Sony Financial Holdings, Inc.#	12,900	186,050
Stanley Electric Co., Ltd.	10,400	286,806
Start Today Co., Ltd.	12,793	196,471
Sumitomo Chemical Co., Ltd.	110,000	502,863
Sumitomo Corp.	84,100	1,003,422
Sumitomo Dainippon Pharma Co., Ltd.	11,600	189,506
Sumitomo Electric Industries, Ltd.	54,300	760,594
Sumitomo Heavy Industries, Ltd.	40,000	240,899
Sumitomo Metal Mining Co., Ltd.	34,000	454,106
Sumitomo Mitsui Financial Group, Inc.	96,600	3,551,415
Sumitomo Mitsui Trust Holdings, Inc.	23,700	859,709
Sumitomo Realty & Development Co., Ltd.	26,000	717,923
Sumitomo Rubber Industries, Ltd.	12,800	211,347
Sundrug Co., Ltd.	2,640	183,684
Suntory Beverage & Food, Ltd.	10,300	440,702
Suruga Bank, Ltd.#	12,500	281,565
Suzuken Co., Ltd.	5,600	167,405
Suzuki Motor Corp.	26,600	855,627
Sysmex Corp.#	11,200	674,516
T&D Holdings, Inc.	43,500	543,346
Taiheiyo Cement Corp.	86,000	269,114
Taisei Corp.	75,000	542,808
Taisho Pharmaceutical Holdings Co., Ltd.	2,300	196,215
Taiyo Nippon Sanso Corp.	9,600	105,058
Takashimaya Co., Ltd.	19,000	157,607
Takeda Pharmaceutical Co., Ltd.#	51,100	2,092,596
TDK Corp.	8,900	598,234
Teijin, Ltd.	13,700	253,631
Terumo Corp.#	24,500	861,960
THK Co., Ltd.	8,300	178,544
Tobu Railway Co., Ltd.	70,000	335,300
Toho Co., Ltd.	8,200	235,453
Toho Gas Co., Ltd.	29,000	229,658
Tohoku Electric Power Co., Inc.	33,900	394,989
Tokio Marine Holdings, Inc.	49,400	2,115,385
Tokyo Electric Power Co. Holdings, Inc.†	107,900	400,835
Tokyo Electron, Ltd.	11,200	1,025,480
Tokyo Gas Co., Ltd.	146,000	636,425
Tokyo Tatemono Co., Ltd.	14,900	192,233
Tokyu Corp.	76,000	567,318
Tokyu Fudosan Holdings Corp.	35,600	203,820
TonenGeneral Sekiyu KK	20,000	190,376
Toppan Printing Co., Ltd.	37,000	335,379

137

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Toray Industries, Inc.#	107,000	$869,243
Toshiba Corp.†	297,000	1,103,836
TOTO, Ltd.	10,100	387,120
Toyo Seikan Group Holdings, Ltd.	11,900	224,051
Toyo Suisan Kaisha, Ltd.	5,800	205,323
Toyoda Gosei Co., Ltd.	4,700	101,473
Toyota Industries Corp.	12,000	562,213
Toyota Motor Corp.	196,300	11,408,581
Toyota Tsusho Corp.	15,600	389,847
Trend Micro, Inc.	7,600	273,030
Tsuruha Holdings, Inc.	2,604	265,851
Unicharm Corp.#	27,800	591,575
United Urban Investment Corp.	184	280,491
USS Co., Ltd.	16,499	264,059
West Japan Railway Co.	12,200	741,885
Yahoo Japan Corp.#	106,500	387,256
Yakult Honsha Co., Ltd.#	6,300	276,439
Yamada Denki Co., Ltd.	49,400	263,829
Yamaguchi Financial Group, Inc.#	14,000	145,623
Yamaha Corp.#	12,300	374,682
Yamaha Motor Co., Ltd.#	19,500	448,446
Yamato Holdings Co., Ltd.#	25,900	518,770
Yamazaki Baking Co., Ltd.	8,700	172,548
Yaskawa Electric Corp.	16,800	257,716
Yokogawa Electric Corp.#	15,600	216,127
Yokohama Rubber Co., Ltd.	7,200	130,085

		208,574,541

Jersey — 1.3%
Experian PLC	69,268	1,308,688
Glencore PLC†	890,786	3,112,941
Petrofac, Ltd.	19,065	189,521
Randgold Resources, Ltd.	6,510	464,283
Shire PLC	64,670	3,770,642
Wolseley PLC	18,381	1,068,271
WPP PLC	93,085	1,990,437

		11,904,783

Luxembourg — 0.3%
ArcelorMittal†	132,443	1,000,555
Millicom International Cellular SA SDR	4,908	207,223
RTL Group SA	2,901	197,114
SES SA FDR	25,979	561,553
Tenaris SA	35,196	562,148

		2,528,593

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	525,000	157,498

Netherlands — 3.8%
ABN AMRO Group NV CVA*	16,728	361,675
Aegon NV	135,890	691,022
AerCap Holdings NV†	12,272	525,855
Airbus Group SE	42,485	2,713,820
Akzo Nobel NV	18,133	1,129,265
Altice NV, Class A†	26,909	463,442
Altice NV, Class B†	6,413	111,434
ASML Holding	26,573	2,749,310
Boskalis Westminster NV	6,459	201,602
CNH Industrial NV#	69,380	591,200
Ferrari NV	8,846	484,710
Fiat Chrysler Automobiles NV#	66,136	510,987
Gemalto NV#	5,918	301,818
Heineken Holding NV	7,521	528,406
Heineken NV	16,568	1,241,814
ING Groep NV	279,115	3,801,286

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Koninklijke Ahold Delhaize NV	92,885	$1,832,046
Koninklijke DSM NV	12,963	786,136
Koninklijke KPN NV	245,870	708,531
Koninklijke Philips NV	67,095	1,929,942
Koninklijke Vopak NV#	5,247	245,242
Mobileye NV†#	12,651	470,997
NN Group NV	22,756	731,497
NXP Semiconductors NV†	21,217	2,103,666
OCI NV†#	6,341	92,239
QIAGEN NV†#	15,939	440,061
Randstad Holding NV	8,546	433,944
RELX NV	71,844	1,160,432
STMicroelectronics NV#	48,463	494,322
Unilever NV CVA	117,299	4,708,594
Wolters Kluwer NV	21,792	785,734

		33,331,029

New Zealand — 0.2%
Auckland International Airport, Ltd.	72,726	317,011
Contact Energy, Ltd.	52,082	173,357
Fletcher Building, Ltd.	52,070	379,085
Mercury NZ, Ltd.#	49,349	105,196
Meridian Energy, Ltd.	91,309	166,189
Ryman Healthcare, Ltd.	28,202	174,761
Spark New Zealand, Ltd.	136,683	351,864

		1,667,463

Norway — 0.7%
DNB ASA	70,311	1,035,625
Gjensidige Forsikring ASA	15,126	241,982
Marine Harvest ASA#	27,629	496,846
Norsk Hydro ASA#	100,448	473,588
Orkla ASA	58,775	523,982
Schibsted ASA, Class A#	5,445	117,551
Schibsted ASA, Class B	6,527	132,476
Statoil ASA	81,650	1,399,243
Telenor ASA	55,284	816,886
Yara International ASA	13,396	495,641

		5,733,820

Papua New Guinea — 0.1%
Oil Search, Ltd.	98,881	470,970

Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	213,818	13,597
EDP - Energias de Portugal SA	172,541	498,680
Galp Energia SGPS SA	33,161	448,634
Jeronimo Martins SGPS SA	18,630	294,398

		1,255,309

Singapore — 1.2%
Ascendas Real Estate Investment Trust	152,000	249,206
CapitaLand Commercial Trust, Ltd.	149,000	159,047
CapitaLand Mall Trust	180,000	244,881
CapitaLand, Ltd.	190,000	408,274
City Developments, Ltd.	29,900	176,060
ComfortDelGro Corp., Ltd.	151,000	265,476
DBS Group Holdings, Ltd.	127,600	1,562,340
Global Logistic Properties, Ltd.	190,900	274,360
Hutchison Port Holdings Trust	423,000	177,660
Jardine Cycle & Carriage, Ltd.#	7,700	215,687
Keppel Corp., Ltd.	106,300	404,182
Oversea-Chinese Banking Corp., Ltd.#	218,000	1,380,989
Sembcorp Industries, Ltd.#	72,000	135,626
Sembcorp Marine, Ltd.#	60,000	58,395
Singapore Airlines, Ltd.	40,600	283,253

138

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
Singapore Exchange, Ltd.	58,000	$295,392
Singapore Press Holdings, Ltd.#	119,000	311,334
Singapore Technologies Engineering, Ltd.	115,000	271,183
Singapore Telecommunications, Ltd.	573,200	1,511,631
StarHub, Ltd.	44,000	88,408
Suntec Real Estate Investment Trust	167,000	197,485
United Overseas Bank, Ltd.	93,000	1,324,261
UOL Group, Ltd.	33,000	135,836
Wilmar International, Ltd.	141,000	346,266
Yangzijiang Shipbuilding Holdings, Ltd.	141,000	80,664

		10,557,896

Spain — 2.8%
Abertis Infraestructuras SA	37,476	500,657
ACS Actividades de Construccion y Servicios SA	13,917	409,827
Aena SA*	4,975	659,621
Amadeus IT Group SA	31,890	1,445,228
Banco Bilbao Vizcaya Argentaria SA	468,890	2,895,248
Banco de Sabadell SA#	384,484	479,622
Banco Popular Espanol SA#	240,110	210,455
Banco Santander SA	1,040,976	4,758,439
Bankia SA#	341,247	304,165
Bankinter SA	50,023	375,996
CaixaBank SA	190,219	552,999
Distribuidora Internacional de Alimentacion SA#	46,140	210,570
Enagas SA	16,240	400,178
Endesa SA	23,166	478,896
Ferrovial SA	34,982	620,090
Gas Natural SDG SA	25,996	444,962
Grifols SA#	22,289	437,025
Iberdrola SA	392,820	2,364,339
Industria de Diseno Textil SA	78,562	2,687,343
International Consolidated Airlines Group SA#	59,838	324,643
Mapfre SA#	69,050	207,107
Red Electrica Corp. SA	32,202	573,372
Repsol SA	79,796	1,065,604
Telefonica SA	323,039	2,688,311
Zardoya Otis SA#	12,564	98,139

		25,192,836

Sweden — 2.7%
Alfa Laval AB	20,977	314,787
ASSA ABLOY AB, Class B	72,244	1,366,109
Atlas Copco AB, Class A	48,249	1,459,586
Atlas Copco AB, Class B	29,011	779,788
Boliden AB	20,331	525,095
Electrolux AB, Series B	18,024	421,540
Getinge AB, Class B	14,923	228,146
Hennes & Mauritz AB, Class B	69,275	2,012,271
Hexagon AB, Class B	19,043	674,562
Husqvarna AB, Class B	30,387	224,868
ICA Gruppen AB	5,724	169,744
Industrivarden AB, Class C	11,932	204,413
Investor AB, Class B	33,070	1,116,939
Kinnevik AB, Class B	17,523	429,392
Lundin Petroleum AB†	13,380	252,141
Nordea Bank AB	219,019	2,301,139
Sandvik AB	78,582	930,428
Securitas AB, Class B	23,383	343,539
Skandinaviska Enskilda Banken AB, Class A	109,172	1,087,837
Skanska AB, Class B	24,396	560,779
SKF AB, Class B	29,409	529,329
Svenska Cellulosa AB SCA, Class B	44,039	1,174,653
Svenska Handelsbanken AB, Class A	107,580	1,493,065
Swedbank AB, Class A	65,779	1,518,449

Security Description	Shares	Value (Note 2)

Sweden (continued)
Swedish Match AB	14,177	$442,397
Tele2 AB, Class B	23,819	181,946
Telefonaktiebolaget LM Ericsson, Class B	221,417	1,140,119
Telia Co AB	191,223	718,631
Volvo AB, Class B	112,854	1,206,510

		23,808,202

Switzerland — 8.4%
ABB, Ltd.	141,864	2,891,140
Actelion, Ltd.	7,505	1,446,818
Adecco Group AG	12,077	744,196
Aryzta AG#	6,608	281,556
Baloise Holding AG	3,536	426,045
Barry Callebaut AG	164	194,696
Chocoladefabriken Lindt & Spruengli AG	8	465,113
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	67	330,156
Cie Financiere Richemont SA	38,034	2,485,846
Coca-Cola HBC AG	13,019	276,919
Credit Suisse Group AG	134,062	1,782,746
Dufry AG†#	3,277	405,475
EMS-Chemie Holding AG	616	315,967
Galenica AG	284	300,285
Geberit AG	2,773	1,097,799
Givaudan SA	679	1,210,139
Julius Baer Group, Ltd.	16,099	711,447
Kuehne & Nagel International AG	4,061	530,442
LafargeHolcim, Ltd.	32,742	1,734,196
Lonza Group AG	3,931	702,144
Nestle SA	230,024	15,475,206
Novartis AG	164,135	11,341,088
Pargesa Holding SA (BR)	2,298	145,786
Partners Group Holding AG	1,244	604,442
Roche Holding AG	50,665	11,297,094
Schindler Holding AG	1,597	280,225
Schindler Holding AG (Participation Certificate)	3,241	575,710
SGS SA	395	793,730
Sika AG (BR)	154	747,204
Sonova Holding AG	3,827	462,613
Swatch Group AG	3,711	213,528
Swatch Group AG (BR)	2,213	650,601
Swiss Life Holding AG	2,388	656,718
Swiss Prime Site AG	4,875	398,938
Swiss Re AG	24,052	2,214,289
Swisscom AG	1,885	805,579
Syngenta AG	6,704	2,564,361
UBS Group AG	263,601	4,192,415
Zurich Insurance Group AG	10,856	2,845,602

		74,598,254

United Kingdom — 16.1%
3i Group PLC	69,560	599,660
Aberdeen Asset Management PLC	69,228	232,136
Admiral Group PLC	15,136	360,014
Aggreko PLC	19,343	197,851
Anglo American PLC†	103,794	1,538,924
Antofagasta PLC#	29,306	252,640
Ashtead Group PLC	37,290	731,119
Associated British Foods PLC	25,852	824,823
AstraZeneca PLC	91,145	4,732,114
Auto Trader Group PLC*	72,150	360,825
Aviva PLC	295,928	1,655,085
Babcock International Group PLC	18,465	220,637
BAE Systems PLC	228,933	1,720,077
Barclays PLC	1,212,399	3,275,860

139

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Barratt Developments PLC	73,002	$428,568
Berkeley Group Holdings PLC	9,336	289,343
BHP Billiton PLC	153,416	2,521,316
BP PLC	1,331,590	7,654,827
British American Tobacco PLC	134,270	7,381,017
British Land Co. PLC	71,407	528,472
BT Group PLC	614,355	2,744,959
Bunzl PLC	25,085	646,559
Burberry Group PLC	33,084	591,530
Capita PLC	49,438	324,439
Carnival PLC	13,947	705,697
Centrica PLC	390,314	1,027,023
Cobham PLC#	122,325	251,466
Compass Group PLC	118,762	2,037,237
Croda International PLC	9,401	383,694
Diageo PLC	181,655	4,557,098
Direct Line Insurance Group PLC	101,858	442,488
Dixons Carphone PLC	73,032	303,191
easyJet PLC	12,101	149,894
Fresnillo PLC#	16,181	242,948
G4S PLC#	113,915	347,917
GKN PLC	124,281	481,896
GlaxoSmithKline PLC	351,418	6,575,625
Hammerson PLC	57,767	393,554
Hargreaves Lansdown PLC#	17,859	263,003
Hikma Pharmaceuticals PLC#	10,379	220,895
HSBC Holdings PLC	1,419,304	11,280,089
ICAP PLC	41,664	253,821
IMI PLC	20,346	246,932
Imperial Brands PLC	69,683	2,993,141
Inmarsat PLC	32,128	285,611
InterContinental Hotels Group PLC	13,361	548,494
Intertek Group PLC	12,168	500,737
Intu Properties PLC#	66,950	225,419
Investec PLC	41,330	268,903
ITV PLC	261,816	550,341
J Sainsbury PLC#	92,338	266,882
Johnson Matthey PLC	13,987	547,767
Kingfisher PLC	167,741	741,077
Land Securities Group PLC	58,494	709,920
Legal & General Group PLC	429,120	1,266,045
Lloyds Banking Group PLC	4,633,241	3,354,787
London Stock Exchange Group PLC	22,979	790,086
Marks & Spencer Group PLC	120,311	494,802
Mediclinic International PLC#	26,650	236,579
Meggitt PLC	59,083	349,220
Merlin Entertainments PLC*	47,647	259,806
Mondi PLC	26,972	551,094
National Grid PLC	270,535	3,091,121
Next PLC	10,390	637,518
Old Mutual PLC	362,163	860,509
Pearson PLC	61,168	608,823
Persimmon PLC	22,624	481,221
Provident Financial PLC	10,623	387,447
Prudential PLC	185,435	3,592,771
Reckitt Benckiser Group PLC	45,819	3,877,141
RELX PLC	79,623	1,369,834
Rio Tinto PLC	89,300	3,340,790
Rolls-Royce Holdings PLC	132,619	1,122,536
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	16,123,260	20,174
Royal Bank of Scotland Group PLC†	253,252	615,676
Royal Dutch Shell PLC, Class A	303,363	7,690,041
Royal Dutch Shell PLC, Class B	269,974	7,156,110
Royal Mail PLC	65,846	386,063
RSA Insurance Group PLC	75,263	508,984
Sage Group PLC	79,391	653,121
Schroders PLC	9,398	325,130

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Segro PLC	56,541	$295,710
Severn Trent PLC	17,677	483,709
Sky PLC	76,324	745,828
Smith & Nephew PLC	64,970	916,143
Smiths Group PLC	29,673	523,860
SSE PLC	72,675	1,341,231
St James’s Place PLC	38,239	449,739
Standard Chartered PLC†	238,204	1,910,739
Standard Life PLC	141,550	612,083
Tate & Lyle PLC	34,830	295,468
Taylor Wimpey PLC	239,580	444,548
Tesco PLC†#	586,889	1,532,516
Travis Perkins PLC	18,748	314,800
Unilever PLC	92,591	3,702,560
United Utilities Group PLC	50,106	553,576
Vodafone Group PLC	1,914,377	4,644,424
Weir Group PLC	16,062	363,350
Whitbread PLC	13,184	571,415
William Hill PLC	66,047	248,988
WM Morrison Supermarkets PLC#	156,293	425,329
Worldpay Group PLC*	99,669	335,708

		142,354,708

Total Common Stocks
(cost $919,844,096)		848,133,966

EXCHANGE-TRADED FUNDS — 1.5%
United States — 1.5%
iShares MSCI EAFE ETF (cost $13,489,691)	232,431	13,199,757

RIGHTS†— 0.0%
Australia — 0.0%
Boral, Ltd. Expires 12/09/2016	24,279	4,213

Spain — 0.0%
CaixaBank SA Expires 12/12/2016	190,219	7,863

Total Rights
(cost $8,086)		12,076

Total Long-Term Investment Securities
(cost $933,341,873)		861,345,799

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.7%
State Street Navigator Securities Lending Prime Portfolio 0.26%(3)(4)	41,456,738	41,456,738

U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.16% due 12/15/2016(5)	$950,000	949,946
0.19% due 12/15/2016(5)	100,000	99,994
0.22% due 12/15/2016(5)	250,000	249,986

		1,299,926

Total Short-Term Investment Securities
(cost $42,756,650)		42,756,664

REPURCHASE AGREEMENTS — 1.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $13,369,000)	13,369,000	13,369,000

TOTAL INVESTMENTS —
(cost $989,467,523)(7)	103.7%	917,471,463
Liabilities in excess of other assets	(3.7)	(32,623,271)

NET ASSETS	100.0%	$884,848,192

140

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $3,291,511 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $63,157 representing 0.0% of net assets.
(3)	At November 30, 2016, the Fund had loaned securities with a total value of $48,937,663. This was secured by collateral of $41,456,738, which was received in cash and subsequently invested in short-term investments currently valued at $41,456,738 as reported in the Portfolio of Investments. Additional collateral of $11,734,824 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$1,501,240
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 10/01/2041	4,072,386
Government National Mtg. Assoc.	3.00%	08/20/2046 to 08/20/2046	2,363,746
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	369,787
United States Treasury Notes/Bonds	0.13% to 7.63%	12/31/2016 to 08/15/2046	3,427,665

(4)	The rate shown is the 7-day yield as of November 30, 2016.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

BR—Bearer Shares

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR—Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
290	Long	E-Mini MSCI EAFE Index	December 2016	$23,888,090	$23,708,950	$(179,140)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$62,776,500	$—	$49,560	$62,826,060
Portugal	1,241,712	—	13,597	1,255,309
United Kingdom	142,334,534	20,174	—	142,354,708
Other Countries	641,697,889	—	—	641,697,889
Exchange-Traded Funds	13,199,757	—	—	13,199,757
Rights	12,076	—	—	12,076
Short-Term Investment Securities:
Registered Investment Companies	41,456,738	—	—	41,456,738
U.S. Government Treasuries	—	1,299,926	—	1,299,926
Repurchase Agreements	—	13,369,000	—	13,369,000

Total Investments at Value	$902,719,206	$14,689,100	$63,157	$917,471,463

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$179,140	$—	$—	$179,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

141

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Sovereign	62.9%
United States Treasury Notes	22.7
Time Deposits	1.9
United States Treasury Bonds	1.9
Banks — Commercial	1.3
Banks — Fiduciary	0.9
Oil Companies — Exploration & Production	0.6
Oil Companies — Integrated	0.6
Registered Investment Companies	0.5
Paper & Related Products	0.5
Pipelines	0.5
Oil Refining & Marketing	0.4
Cellular Telecom	0.4
Food — Meat Products	0.4
Telecom Services	0.3
Petrochemicals	0.2
Auto — Cars/Light Trucks	0.2
Investment Management/Advisor Services	0.2
Metal Processors & Fabrication	0.2
Import/Export	0.2
Electric — Generation	0.2
Transport — Marine	0.2
Metal — Iron	0.2
E-Commerce/Products	0.2
Food — Misc./Diversified	0.2
Building Products — Cement	0.2
Investment Companies	0.2
Transport — Services	0.1
Gold Mining	0.1
Auto/Truck Parts & Equipment — Original	0.1
Chemicals — Diversified	0.1
Appliances	0.1
Electric — Distribution	0.1
Banks — Super Regional	0.1
Real Estate Operations & Development	0.1
Food — Retail	0.1
Gas — Transportation	0.1
Real Estate Investment Trusts	0.1
Retail — Major Department Stores	0.1

99.4%

Country Allocation*

United States	27.3%
Japan	12.0
Germany	5.1
Italy	4.4
Mexico	4.2
Spain	3.1
France	3.0
Canada	3.0
Australia	2.3
United Kingdom	2.2
Turkey	2.2
Belgium	1.7
Lebanon	1.4
Argentina	1.3
Brazil	1.2
Panama	1.0
Indonesia	1.0
Poland	1.0
Lithuania	0.9
Tunisia	0.9
Norway	0.9
Honduras	0.9
Netherlands	0.9
Sri Lanka	0.9
Serbia	0.8

Country Allocation* (continued)

Chile	0.8
Romania	0.8
Jamaica	0.8
Peru	0.7
Paraguay	0.7
Kenya	0.6
Dominican Republic	0.6
Sweden	0.6
Ivory Coast	0.6
Luxembourg	0.5
Jordan	0.5
Thailand	0.5
British Virgin Islands	0.5
Morocco	0.5
Egypt	0.5
Azerbaijan	0.4
South Africa	0.3
Venezuela	0.4
Cayman Islands	0.4
Georgia	0.4
Slovenia	0.3
Costa Rica	0.3
Hungary	0.3
Namibia	0.3
Russia	0.3
El Salvador	0.3
Ireland	0.3
Austria	0.3
Montenegro	0.3
Senegal	0.2
India	0.2
Colombia	0.2
Bermuda	0.2
China	0.2
South Korea	0.2
Malaysia	0.2
Mozambique	0.1
Ethiopia	0.1
Isle of Man	0.1
Bahrain	0.1
Israel	0.1
United Arab Emirates	0.1

99.4%

Credit Quality†#

Aaa	37.0%
Aa	6.2
A	18.7
Baa	16.1
Ba	7.6
B	8.5
Caa	0.6
Not Rated@	5.3

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

142

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Principal Amount(1)		Value (Note 2)

CORPORATE BONDS & NOTES — 8.6%
Argentina — 0.1%
Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		$320,000	$306,400

Austria — 0.3%
Bahia Sul Holdings GmbH Company Guar. Notes 5.75% due 07/14/2026*		400,000	383,500
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	186,500

			570,000

Azerbaijan — 0.4%
Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		800,000	848,000

Bermuda — 0.2%
Tengizchevroil Finance Co., Inc. Senior Sec. Notes 4.00% due 08/15/2026*		500,000	463,750

Brazil — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(2)	BRL	500,000	138,230
Oi SA Senior Notes 9.75% due 09/15/2016†*(2)(3)(4)	BRL	500,000	27,165

			165,395

British Virgin Islands — 0.5%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		500,000	490,446
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		300,000	315,744
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	208,959

			1,015,149

Canada — 0.2%
St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		330,000	316,899

Cayman Islands — 0.4%
Agile Group Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017		200,000	203,258
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		350,000	346,021
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	245,300

			794,579

Chile — 0.5%
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		200,000	200,675
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		250,000	250,006

Security Description	Principal Amount(1)	Value (Note 2)

Chile (continued)
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*	$400,000	$376,960
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	300,000	303,964

		1,131,605

China — 0.2%
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024	420,000	436,219

Colombia — 0.2%
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	300,000	273,285
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	204,000

		477,285

India — 0.2%
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*	500,000	498,492

Indonesia — 0.3%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	329,112
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	383,400

		712,512

Ireland — 0.3%
NLMK Group Senior Notes 4.50% due 06/15/2023	360,000	353,246
Novatek OAO via Novatek Finance, Ltd. Senior Notes 4.42% due 12/13/2022	260,000	255,827

		609,073

Isle of Man — 0.1%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	300,000	295,782

Israel — 0.1%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*	255,000	247,036

Luxembourg — 0.5%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*	265,000	262,350
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	190,000
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*	500,000	470,000

143

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Luxembourg (continued)
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024	$270,000	$261,225

		1,183,575

Malaysia — 0.2%
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	400,000	398,687

Mexico — 0.8%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	310,000	313,100
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*	200,000	186,000
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*	200,000	183,000
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025	450,000	417,375
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	485,000	425,403
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	192,000

		1,716,878

Netherlands — 0.9%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024	500,000	522,544
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*	320,000	302,000
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*	200,000	212,500
Marfrig Holdings Europe BV Company Guar. Notes 8.00% due 06/08/2023*	200,000	200,500
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026	270,000	289,710
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023	350,000	361,015

		1,888,269

Peru — 0.4%
Alicorp SAA Senior Notes 3.88% due 03/20/2023*	150,000	145,875
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020#	275,000	295,212
Banco Internacional del Peru SAA/Panama Senior Notes 5.75% due 10/07/2020	250,000	270,000
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*	200,000	198,500

		909,587

Security Description	Principal Amount(1)	Value (Note 2)

South Africa — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*	$320,000	$296,330

South Korea — 0.2%
KEB Hana Bank Sub. Notes 4.38% due 09/30/2024*	200,000	204,739
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*	200,000	197,560

		402,299

Sweden — 0.2%
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017	400,000	401,322

Thailand — 0.5%
Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*	500,000	503,764
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022	300,000	312,220
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	201,169

		1,017,153

Turkey — 0.3%
Akbank TAS Senior Notes 5.00% due 10/24/2022	275,000	258,275
Arcelik AS Senior Notes 5.00% due 04/03/2023	250,000	236,160
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*	200,000	190,500

		684,935

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*	200,000	198,477

United States — 0.3%
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022	200,000	205,610
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017	500,000	501,753

		707,363

Total Corporate Bonds & Notes
(cost $19,409,167)		18,693,051

FOREIGN GOVERNMENT OBLIGATIONS — 63.8%
Argentina — 1.2%
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)	1,500,000	896,250
Republic of Argentina Senior Notes 6.88% due 04/22/2021	640,000	667,200

144

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina Senior Notes 7.50% due 04/22/2026*#		$651,000	$657,510
Republic of Argentina Senior Notes 7.63% due 04/22/2046		300,000	285,750

			2,506,710

Australia — 2.3%
Commonwealth of Australia Senior Notes 2.75% due 10/21/2019	AUD	2,000,000	1,512,112
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,500,000	1,124,735
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	500,000	357,042
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	750,000	654,551
Commonwealth of Australia Senior Notes 5.75% due 07/15/2022	AUD	1,500,000	1,311,142

			4,959,582

Bahrain — 0.1%
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028*		282,000	284,008

Belgium — 1.7%
Kingdom of Belgium Bonds 1.00% due 06/22/2026*	EUR	1,000,000	1,096,628
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,116,335
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	300,000	489,511

			3,702,474

Brazil — 1.1%
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		760,000	602,680
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026		1,040,000	1,087,320
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		600,000	627,000

			2,317,000

Canada — 2.8%
Government of Canada Bonds 1.25% due 02/01/2018	CAD	2,000,000	1,499,501
Government of Canada Bonds 1.50% due 06/01/2026	CAD	2,000,000	1,479,119
Government of Canada Bonds 2.50% due 06/01/2024	CAD	2,100,000	1,688,583

Security Description	Principal Amount(1)		Value (Note 2)

Canada (continued)
Government of Canada Bonds 3.50% due 12/01/2045	CAD	1,000,000	$955,885
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	449,913

			6,073,001

Chile — 0.3%
Republic of Chile Senior Bonds 3.63% due 10/30/2042#		650,000	614,510

Costa Rica — 0.3%
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	309,603
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	157,074
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	232,338

			699,015

Dominican Republic — 0.6%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		300,000	287,952
Dominican Republic Senior Bonds 5.88% due 04/18/2024		300,000	299,922
Dominican Republic Senior Notes 6.88% due 01/29/2026*		335,000	347,000
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	335,919

			1,270,793

Egypt — 0.5%
Government of Egypt Senior Notes 5.75% due 04/29/2020		700,000	700,000
Government of Egypt Senior Notes 6.88% due 04/30/2040		350,000	304,570

			1,004,570

El Salvador — 0.3%
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		450,000	457,677
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		200,000	172,472

			630,149

Ethiopia — 0.1%
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		340,000	302,263

145

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
France — 3.0%
Government of France Bonds 2.75% due 10/25/2027	EUR	600,000	$764,016
Government of France Bonds 3.50% due 04/25/2026	EUR	1,200,000	1,605,202
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	624,798
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,906,373
Government of France Bonds 5.50% due 04/25/2029	EUR	347	567
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,568,853

			6,469,809

Georgia — 0.4%
Republic of Georgia Notes 6.88% due 04/12/2021		700,000	755,125

Germany — 5.1%
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,100,000	2,290,229
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	963,890
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,580,000	1,860,523
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	610,000	1,041,836
Federal Republic of Germany Bonds 4.75% due 07/04/2028	EUR	1,000,000	1,584,077
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	624,802
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	750,000	1,333,926
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,395,703

			11,094,986

Honduras — 0.9%
Republic of Honduras Senior Notes 7.50% due 03/15/2024		620,000	644,800
Republic of Honduras Senior Notes 8.75% due 12/16/2020		1,200,000	1,301,544

			1,946,344

Hungary — 0.3%
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	343,589

Security Description	Principal Amount(1)		Value (Note 2)

Hungary (continued)
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		$300,000	$337,090

			680,679

Indonesia — 0.7%
Republic of Indonesia Senior Notes 4.75% due 01/08/2026*		700,000	736,824
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		500,000	698,754

			1,435,578

Italy — 4.4%
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	703,195
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,000,000	2,342,268
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	800,000	950,541
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	955,854
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	820,000	1,087,994
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	919,276
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	1,200,000	1,819,358
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	846,261

			9,624,747

Ivory Coast — 0.6%
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		650,000	622,765
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		643,500	592,857

			1,215,622

Jamaica — 0.8%
Government of Jamaica Senior Notes 6.75% due 04/28/2028		350,000	372,750
Government of Jamaica Senior Notes 7.63% due 07/09/2025		230,000	256,696
Government of Jamaica Senior Notes 8.00% due 03/15/2039		960,000	1,039,008

			1,668,454

146

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan — 12.0%
Government of Japan Senior Notes 0.40% due 06/20/2025	JPY	120,000,000	$1,085,564
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	250,000,000	2,262,641
Government of Japan Senior Notes 0.80% due 06/20/2023	JPY	150,000,000	1,386,023
Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,885,398
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,685,448
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,203,709
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,840,671
Government of Japan Senior Notes 1.20% due 09/20/2035	JPY	200,000,000	2,000,664
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,317,338
Government of Japan Senior Notes 1.50% due 03/20/2033	JPY	170,000,000	1,777,656
Government of Japan Senior Notes 1.80% due 06/20/2030	JPY	100,000,000	1,067,121
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	572,153
Government of Japan Senior Notes 1.90% due 12/20/2028	JPY	100,000,000	1,063,232
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	185,000,000	2,150,677
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,399,402
Government of Japan Senior Notes 2.10% due 12/20/2030	JPY	60,000,000	664,628
Government of Japan Senior Notes 2.20% due 03/20/2028	JPY	110,000,000	1,191,342
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	431,087

			25,984,754

Jordan — 0.5%
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		1,250,000	1,175,000

Kenya — 0.6%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,400,000	1,330,000

Security Description	Principal Amount(1)		Value (Note 2)

Lebanon — 1.4%
Republic of Lebanon Senior Notes 5.80% due 04/14/2020		$670,000	$652,446
Republic of Lebanon Senior Notes 6.00% due 05/20/2019		800,000	789,216
Republic of Lebanon Senior Notes 6.60% due 11/27/2026		900,000	834,750
Republic of Lebanon Senior Notes 6.65% due 02/26/2030		600,000	545,856
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		260,000	272,350

			3,094,618

Lithuania — 0.9%
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		750,000	874,050
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,000,000	1,145,000

			2,019,050

Mexico — 3.4%
United Mexican States Senior Notes 3.38% due 02/23/2031	EUR	1,000,000	1,060,062
United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	670,950
United Mexican States Senior Notes 4.00% due 10/02/2023		500,000	498,750
United Mexican States Senior Notes 4.13% due 01/21/2026		1,300,000	1,283,750
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	582,750
United Mexican States Senior Notes 4.60% due 01/23/2046		200,000	173,500
United Mexican States Senior Notes 5.55% due 01/21/2045		200,000	199,000
United Mexican States Senior Notes 6.05% due 01/11/2040		400,000	424,000
United Mexican States Bonds 8.50% due 12/13/2018	MXN	15,000,000	755,788
United Mexican States Bonds 10.00% due 12/05/2024	MXN	20,000,000	1,135,368
United Mexican States Bonds 10.00% due 11/20/2036	MXN	10,000,000	602,779

			7,386,697

Montenegro — 0.3%
Republic of Montenegro Senior Notes 5.75% due 03/10/2021*	EUR	500,000	550,512

147

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco — 0.5%
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		$650,000	$657,247
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		350,000	354,435

			1,011,682

Mozambique — 0.1%
Republic of Mozambique Senior Notes 10.50% due 01/18/2023*		500,000	320,250

Namibia — 0.3%
Republic of Namibia Senior Notes 5.25% due 10/29/2025		670,000	657,431

Norway — 0.9%
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	648,085
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	10,000,000	1,308,998

			1,957,083

Panama — 1.0%
Republic of Panama Senior Notes 3.75% due 03/16/2025		500,000	499,375
Republic of Panama Senior Notes 5.20% due 01/30/2020		650,000	698,750
Republic of Panama Senior Notes 6.70% due 01/26/2036		800,000	982,000

			2,180,125

Paraguay — 0.7%
Republic of Paraguay Senior Notes 4.63% due 01/25/2023		750,000	746,707
Republic of Paraguay Senior Bonds 6.10% due 08/11/2044*		250,000	248,125
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		500,000	496,250

			1,491,082

Peru — 0.3%
Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	157,606
Republic of Peru Senior Notes 8.75% due 11/21/2033		400,000	589,000

			746,606

Poland — 1.0%
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,289,687
Republic of Poland Senior Notes 6.38% due 07/15/2019		700,000	778,862

			2,068,549

Security Description	Principal Amount(1)		Value (Note 2)

Romania — 0.8%
Government of Romania Notes 2.88% due 05/26/2028*	EUR	1,200,000	$1,297,447
Government of Romania Senior Notes 6.13% due 01/22/2044		340,000	404,430

			1,701,877

Russia — 0.3%
Russian Federation Senior Notes 5.63% due 04/04/2042		200,000	211,834
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	435,600

			647,434

Senegal — 0.2%
Republic of Senegal Bonds 6.25% due 07/30/2024		530,000	526,179

Serbia — 0.8%
Republic of Serbia Bonds 4.88% due 02/25/2020		450,000	458,248
Republic of Serbia Notes 5.88% due 12/03/2018		500,000	523,950
Republic of Serbia Senior Notes 7.25% due 09/28/2021		700,000	780,976

			1,763,174

Slovenia — 0.3%
Republic of Slovenia Bonds 1.75% due 11/03/2040	EUR	700,000	704,662

South Africa — 0.2%
Republic of South Africa Senior Notes 5.88% due 09/16/2025		500,000	535,750

Spain — 3.1%
Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	1,000,000	1,093,456
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	750,000	974,011
Kingdom of Spain Bonds 5.15% due 10/31/2028*	EUR	1,200,000	1,730,463
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,500,000	1,940,522
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	300,000	475,712
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	463,555

			6,677,719

148

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka — 0.9%
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		$300,000	$299,651
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		460,000	461,199
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		400,000	401,558
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	702,726

			1,865,134

Sweden — 0.4%
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	5,600,000	845,477

Tunisia — 0.9%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		2,150,000	1,967,680

Turkey — 1.9%
Republic of Turkey Senior Notes 4.88% due 04/16/2043		900,000	715,500
Republic of Turkey Senior Bonds 5.75% due 03/22/2024		650,000	654,129
Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	303,679
Republic of Turkey Notes 6.63% due 02/17/2045		340,000	335,915
Republic of Turkey Senior Notes 6.75% due 04/03/2018		470,000	490,562
Republic of Turkey Senior Notes 7.00% due 03/11/2019		700,000	745,059
Republic of Turkey Senior Notes 7.38% due 02/05/2025		200,000	219,871
Republic of Turkey Senior Notes 11.88% due 01/15/2030		380,000	572,774

			4,037,489

United Kingdom — 2.2%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	600,000	764,601
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	400,000	530,619
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	407,116
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	607,919
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	802,981

Security Description	Principal Amount(1)		Value (Note 2)

United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	$506,099
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	700,000	1,208,440

			4,827,775

Venezuela — 0.4%
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		1,940,000	831,290

Total Foreign Government Obligations
(cost $145,719,720)			138,160,498

U.S. GOVERNMENT TREASURIES — 24.6%
United States — 24.6%
United States Treasury Bonds
2.88% due 08/15/2045		1,000,000	969,961
3.00% due 05/15/2042		1,720,000	1,721,209
3.75% due 11/15/2043		500,000	572,051
4.38% due 02/15/2038		620,000	776,429
United States Treasury Notes
0.75% due 02/28/2018		1,500,000	1,495,840
1.13% due 02/28/2021		2,500,000	2,435,255
1.38% due 09/30/2018		2,000,000	2,009,218
1.38% due 04/30/2021		2,500,000	2,455,665
1.63% due 05/15/2026		1,200,000	1,123,594
1.75% due 09/30/2019		3,000,000	3,032,577
1.75% due 12/31/2020		2,000,000	2,001,718
1.75% due 01/31/2023		1,000,000	979,609
1.75% due 05/15/2023		1,500,000	1,464,551
1.88% due 11/30/2021		2,000,000	1,998,594
1.88% due 10/31/2022		2,000,000	1,979,062
2.00% due 11/30/2020		3,000,000	3,033,867
2.00% due 02/15/2025		1,000,000	976,211
2.00% due 08/15/2025		1,000,000	972,617
2.25% due 11/15/2025		2,000,000	1,982,578
2.38% due 08/15/2024		2,050,000	2,065,215
2.50% due 05/15/2024		4,500,000	4,580,860
2.63% due 11/15/2020		2,600,000	2,692,625
2.75% due 12/31/2017		2,150,000	2,191,824
2.75% due 02/28/2018		3,030,000	3,095,927
2.75% due 11/15/2023		2,000,000	2,071,954
2.75% due 02/15/2024		1,200,000	1,243,219
3.13% due 05/15/2021		1,360,000	1,436,871
3.38% due 11/15/2019		1,800,000	1,903,360

Total U.S. Government Treasuries
(cost $53,908,629)			53,262,461

Total Long-Term Investment Securities
(cost $219,037,516)			210,116,010

149

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(1)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Prime Portfolio 0.26%(6)(7)	1,143,775	$1,143,775

Time Deposits — 1.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$4,192,000	4,192,000

Total Short-Term Investment Securities
(cost $5,335,775)		5,335,775

TOTAL INVESTMENTS —
(cost $224,373,291)(8)	99.4%	215,451,785
Other assets less liabilities	0.6	1,222,367

NET ASSETS	100.0%	$216,674,152

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $27,129,309 representing 12.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $165,395 representing 0.1% of net assets.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	At November 30, 2016, the Fund had loaned securities with a total value of $1,111,774. This was secured by collateral of $1,143,775, which was received in cash and subsequently invested in short-term investments currently valued at $1,143,775 as reported in the Portfolio of Investments.
(7)	The rate shown is the 7-day yield as of November 30, 2016.
(8)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

VRS—Variable Rate Security

The rates shown on VRS are the current interest rates as of November 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$18,693,051	$—	$18,693,051
Foreign Government Obligations	—	138,160,498	—	138,160,498
U.S. Government Treasuries	—	53,262,461	—	53,262,461
Short-Term Investment Securities:
Registered Investment Companies	1,143,775	—	—	1,143,775
Time Deposits	—	4,192,000	—	4,192,000

Total Investments at Value	$1,143,775	$214,308,010	$—	$215,451,785

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

150

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Medical — Drugs	6.0%
Banks — Commercial	4.6
Oil Companies — Integrated	3.3
Insurance — Life/Health	3.0
Retail — Apparel/Shoe	2.3
Diversified Banking Institutions	2.2
Finance — Other Services	2.2
Tobacco	2.2
Food — Misc./Diversified	2.2
Time Deposits	2.0
Beverages — Wine/Spirits	2.0
Enterprise Software/Service	2.0
Registered Investment Companies	1.9
Building Products — Cement	1.8
Cosmetics & Toiletries	1.8
E-Commerce/Products	1.7
Auto/Truck Parts & Equipment — Original	1.5
Distribution/Wholesale	1.5
Chemicals — Diversified	1.4
Food — Catering	1.4
Advertising Agencies	1.3
Diversified Financial Services	1.3
Electronic Components — Semiconductors	1.2
Semiconductor Components — Integrated Circuits	1.2
Soap & Cleaning Preparation	1.2
Advertising Services	1.1
Commercial Services	1.1
Electronic Components — Misc.	1.1
Cable/Satellite TV	1.0
Retail — Jewelry	1.0
Metal — Diversified	1.0
Casino Hotels	1.0
Insurance — Multi-line	1.0
Brewery	1.0
Food — Retail	0.9
Transport — Rail	0.9
Power Converter/Supply Equipment	0.9
Transport — Services	0.9
Transactional Software	0.9
Aerospace/Defense	0.9
Rental Auto/Equipment	0.9
Multimedia	0.8
Auto — Cars/Light Trucks	0.8
Industrial Gases	0.8
Building Products — Air & Heating	0.8
Industrial Automated/Robotic	0.8
Machinery — Construction & Mining	0.8
Medical Products	0.8
Computers — Integrated Systems	0.8
Oil Companies — Exploration & Production	0.8
Internet Application Software	0.7
Electronic Measurement Instruments	0.7
Retail — Major Department Stores	0.7
Diversified Operations	0.7
Machinery — Pumps	0.7
Web Portals/ISP	0.6
Steel — Producers	0.6
Medical — Generic Drugs	0.6
Containers — Paper/Plastic	0.6
Athletic Footwear	0.6
Beverages — Non-alcoholic	0.6
Finance — Leasing Companies	0.6
Medical — Biomedical/Gene	0.6
Insurance — Property/Casualty	0.5
Real Estate Management/Services	0.5
Television	0.5
Optical Supplies	0.5
Medical Instruments	0.5
Human Resources	0.5

Electric Products — Misc.	0.5
Investment Companies	0.5
E-Marketing/Info	0.5
Retail — Convenience Store	0.5
Machinery — General Industrial	0.5
Textile — Apparel	0.5
Retail — Home Furnishings	0.5
Retail — Misc./Diversified	0.5
Airlines	0.5
Finance — Credit Card	0.4
Retail — Automobile	0.4
Dialysis Centers	0.4
Metal — Iron	0.4
Building — Heavy Construction	0.4
Semiconductor Equipment	0.4
E-Commerce/Services	0.4
Cellular Telecom	0.4
Internet Content — Entertainment	0.4
Investment Management/Advisor Services	0.4
Computer Services	0.3
Broadcast Services/Program	0.3
Pipelines	0.3
Finance — Mortgage Loan/Banker	0.3
Computer Data Security	0.3
Publishing — Periodicals	0.3
Retail — Restaurants	0.3
Retail — Building Products	0.3
Electric — Integrated	0.3
Satellite Telecom	0.2
Machinery — Farming	0.2
Chemicals — Specialty	0.2
Diversified Operations/Commercial Services	0.2
Oil — U.S. Royalty Trusts	0.2
Apparel Manufacturers	0.2
U.S. Government Agencies	0.2
Retail — Vision Service Center	0.2
Commercial Services — Finance	0.2
Diversified Manufacturing Operations	0.2
Machine Tools & Related Products	0.2
Computer Aided Design	0.2
Retail — Hypermarkets	0.2
Auto — Heavy Duty Trucks	0.1
Explosives	0.1
Telecom Services	0.1
Agricultural Chemicals	0.1
Networking Products	0.1

101.6%

Country Allocation*

United Kingdom	15.6%
Japan	12.0
France	11.9
Germany	9.0
Switzerland	7.7
Canada	4.6
United States	4.4
Netherlands	3.8
Jersey	3.1
Cayman Islands	3.0
Sweden	2.3
Australia	2.3
Hong Kong	2.1
Denmark	2.1
Spain	1.8
Singapore	1.6
Mexico	1.3
Taiwan	1.3

151

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Country Allocation* (continued)

India	1.3%
Ireland	1.3
Belgium	1.3
Israel	0.9
Norway	0.8
Brazil	0.8
Indonesia	0.8
Luxembourg	0.6
South Korea	0.6
Italy	0.6
China	0.5
Portugal	0.5
Austria	0.5
Thailand	0.4
Bermuda	0.3
Turkey	0.3
Russia	0.2

101.6%

*	Calculated as a percentage of net assets

152

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Australia — 2.3%
Amcor, Ltd.	231,356	$2,456,749
Brambles, Ltd.	105,292	915,929
CSL, Ltd.	30,840	2,231,832
Fortescue Metals Group, Ltd.#	373,600	1,619,444
Orica, Ltd.	43,602	546,720
Treasury Wine Estates, Ltd.	205,010	1,633,494

		9,404,168

Austria — 0.5%
Erste Group Bank AG	67,000	1,863,301

Belgium — 1.3%
KBC Group NV	64,878	3,890,493
UCB SA	20,030	1,288,588

		5,179,081

Bermuda — 0.3%
Global Brands Group Holding, Ltd.†	3,606,800	562,654
Li & Fung, Ltd.#	1,396,800	612,276

		1,174,930

Brazil — 0.8%
Ambev SA ADR	132,559	661,470
BM&FBovespa SA	554,002	2,720,827

		3,382,297

Canada — 4.6%
Alimentation Couche-Tard, Inc., Class B	45,020	2,077,563
Canadian National Railway Co. (NYSE)	37,713	2,520,360
Canadian National Railway Co. (TSX)	18,776	1,255,321
Cenovus Energy, Inc.#	72,104	1,114,866
CGI Group, Inc., Class A†	65,601	3,107,416
Element Fleet Management Corp.#	79,121	659,685
Fairfax Financial Holdings, Ltd.	2,917	1,386,123
Great-West Lifeco, Inc.	37,069	975,776
Loblaw Cos., Ltd.	16,157	839,423
PrairieSky Royalty, Ltd.#	35,214	859,575
Suncor Energy, Inc.	130,568	4,158,192

		18,954,300

Cayman Islands — 3.0%
Alibaba Group Holding, Ltd. ADR†#	38,554	3,624,847
Baidu, Inc. ADR†	5,929	989,847
CK Hutchison Holdings, Ltd.	238,392	2,904,408
Sands China, Ltd.	392,400	1,932,531
Tencent Holdings, Ltd.	124,300	3,104,095

		12,555,728

China — 0.5%
Kweichow Moutai Co., Ltd., Class A	48,051	2,226,100

Denmark — 2.1%
Carlsberg A/S, Class B	32,390	2,754,397
DSV A/S	43,660	1,964,602
Novo Nordisk A/S, Class B	47,228	1,601,097
Pandora A/S	18,080	2,151,722

		8,471,818

France — 11.9%
Air Liquide SA	22,027	2,243,017
Arkema SA	20,650	1,978,047
BNP Paribas SA	44,990	2,612,055
Bureau Veritas SA#	8,955	168,559
Criteo SA ADR†	34,410	1,420,101
Danone SA	56,239	3,538,146
Dassault Systemes	9,445	720,940
Engie SA	83,745	1,034,020

Security Description	Shares	Value (Note 2)

France (continued)
Essilor International SA	20,712	$2,197,356
Hermes International	676	278,989
Kering	13,410	2,913,580
L’Oreal SA	13,844	2,363,016
Legrand SA	37,704	2,107,920
LVMH Moet Hennessy Louis Vuitton SE#	11,212	2,040,317
Pernod Ricard SA#	26,611	2,792,163
Publicis Groupe SA	69,821	4,531,006
Rexel SA	73,300	1,133,453
Schneider Electric SE	55,912	3,722,608
Thales SA	23,960	2,339,549
TOTAL SA	63,462	3,023,682
Valeo SA	39,530	2,204,141
Vinci SA	24,920	1,617,173
Vivendi SA	117,730	2,244,722

		49,224,560

Germany — 9.0%
adidas AG	16,270	2,396,882
Allianz SE	14,698	2,333,535
Bayer AG	33,167	3,114,119
Beiersdorf AG	22,420	1,831,562
Deutsche Boerse AG#	32,244	2,498,446
Deutsche Boerse AG - Tendered†(1)	22,930	1,853,054
Deutsche Post AG	42,251	1,320,554
Fresenius Medical Care AG & Co. KGaA	21,830	1,702,848
HeidelbergCement AG	27,570	2,472,309
Infineon Technologies AG	82,520	1,380,100
Linde AG	7,157	1,192,416
Merck KGaA	11,087	1,110,897
MTU Aero Engines AG	5,211	547,704
ProSiebenSat.1 Media SE	65,702	2,251,623
SAP SE	96,654	8,080,366
Symrise AG#	9,648	583,974
Zalando SE†*	70,600	2,631,235

		37,301,624

Hong Kong — 2.1%
AIA Group, Ltd.	1,065,600	6,498,147
Galaxy Entertainment Group, Ltd.	432,000	2,144,266

		8,642,413

India — 1.3%
HDFC Bank, Ltd.	48,110	842,377
Housing Development Finance Corp., Ltd.	69,263	1,280,044
Tata Consultancy Services, Ltd.	40,984	1,362,163
Tata Motors, Ltd.	286,110	1,916,068

		5,400,652

Indonesia — 0.8%
Astra International Tbk PT	3,211,400	1,789,048
Bank Mandiri Persero Tbk PT	1,943,700	1,505,910

		3,294,958

Ireland — 1.3%
CRH PLC	100,770	3,363,699
Ryanair Holdings PLC ADR†	24,828	1,982,268

		5,345,967

Israel — 0.9%
Check Point Software Technologies, Ltd.†#	14,402	1,185,717
Teva Pharmaceutical Industries, Ltd. ADR	65,635	2,474,439

		3,660,156

Italy — 0.6%
Azimut Holding SpA	44,140	658,687

153

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Italy (continued)
Eni SpA	62,064	$864,330
Luxottica Group SpA#	14,617	760,648

		2,283,665

Japan — 12.0%
Calbee, Inc.	53,800	1,676,474
CyberAgent, Inc.	27,900	678,204
Daikin Industries, Ltd.	35,500	3,324,877
Daito Trust Construction Co., Ltd.	14,500	2,252,852
Denso Corp.	60,000	2,611,774
FANUC Corp.	19,600	3,307,355
Fast Retailing Co., Ltd.	4,300	1,487,269
Fuji Heavy Industries, Ltd.	14,200	576,540
Hoya Corp.	70,500	2,772,427
Isuzu Motors, Ltd.	46,700	550,660
Japan Tobacco, Inc.	105,600	3,642,302
Kao Corp.	18,300	842,499
Keyence Corp.	4,300	2,940,335
Komatsu, Ltd.	142,000	3,268,712
Kubota Corp.	63,100	952,801
Kyocera Corp.	29,100	1,382,698
LINE Corp.†#	37,700	1,453,232
Nitori Holdings Co., Ltd.	19,400	2,024,702
NTT DOCOMO, Inc.	63,400	1,454,146
ORIX Corp.	150,900	2,349,795
Ryohin Keikaku Co., Ltd.	10,200	1,999,790
Shin-Etsu Chemical Co., Ltd.	12,500	924,348
Start Today Co., Ltd.	86,200	1,323,836
Sysmex Corp.	19,000	1,144,268
Terumo Corp.	56,100	1,973,712
Toyota Motor Corp.	16,875	980,743
Yahoo Japan Corp.	474,000	1,723,561

		49,619,912

Jersey — 3.1%
Delphi Automotive PLC	7,350	470,400
Experian PLC	39,492	746,127
Shire PLC	60,610	3,533,921
Wolseley PLC	44,030	2,558,945
WPP PLC	259,990	5,559,366

		12,868,759

Luxembourg — 0.6%
ArcelorMittal†	332,570	2,512,436

Mexico — 1.3%
Cemex SAB de CV ADR†	227,588	1,777,462
Fomento Economico Mexicano SAB de CV ADR	30,457	2,377,169
Grupo Televisa SAB ADR	63,142	1,311,460

		5,466,091

Netherlands — 3.8%
Akzo Nobel NV	28,020	1,744,995
ASML Holding NV	15,050	1,557,111
Heineken NV	4,990	374,013
ING Groep NV	165,353	2,251,954
Koninklijke DSM NV	29,600	1,795,080
Koninklijke Vopak NV	27,750	1,297,018
Mobileye NV†	35,880	1,335,813
Randstad Holding NV	41,863	2,125,694
RELX NV	33,431	539,981
Unilever NV CVA	36,698	1,473,124
Wolters Kluwer NV	31,719	1,143,663

		15,638,446

Security Description	Shares	Value (Note 2)

Norway — 0.8%
DNB ASA	105,530	$1,554,373
Statoil ASA	107,300	1,838,809

		3,393,182

Portugal — 0.5%
Jeronimo Martins SGPS SA	136,568	2,158,097

Russia — 0.2%
Magnit PJSC	24,080	969,942

Singapore — 1.6%
Broadcom, Ltd.	17,494	2,982,552
DBS Group Holdings, Ltd.	165,600	2,027,614
Singapore Telecommunications, Ltd.	178,850	471,659
United Overseas Bank, Ltd.	73,277	1,043,418

		6,525,243

South Korea — 0.6%
Amorepacific Corp.	2,560	718,258
BGF retail Co., Ltd.(1)	9,520	708,473
Samsung Electronics Co., Ltd.	699	1,043,971

		2,470,702

Spain — 1.8%
Amadeus IT Group SA	80,677	3,656,215
Cellnex Telecom SAU*	75,236	1,054,148
Industria de Diseno Textil SA	81,700	2,794,683

		7,505,046

Sweden — 2.3%
Getinge AB, Class B	65,926	1,007,890
Hennes & Mauritz AB, Class B	45,436	1,319,806
Hexagon AB, Class B	58,520	2,072,959
Investor AB, Class B	62,317	2,104,756
Lundin Petroleum AB†	99,200	1,869,385
Sandvik AB	62,422	739,090
Telefonaktiebolaget LM Ericsson, Class B	87,451	450,302

		9,564,188

Switzerland — 7.7%
Cie Financiere Richemont SA	31,939	2,087,486
Julius Baer Group, Ltd.	120,885	5,342,149
Kuehne & Nagel International AG	3,214	419,808
Nestle SA	52,244	3,514,793
Novartis AG	37,745	2,608,032
Roche Holding AG	49,575	11,054,050
Sonova Holding AG	1,526	184,465
Syngenta AG	1,233	471,637
UBS Group AG	279,289	4,441,923
Zurich Insurance Group AG	6,000	1,572,735

		31,697,078

Taiwan — 1.3%
Hon Hai Precision Industry Co., Ltd.	92,123	237,006
Taiwan Semiconductor Manufacturing Co., Ltd.	501,269	2,878,054
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	78,009	2,316,087

		5,431,147

Thailand — 0.4%
Kasikornbank PCL NVDR	351,200	1,668,420

Turkey — 0.3%
Akbank TAS	457,556	1,005,486

United Kingdom — 15.6%
Aberdeen Asset Management PLC	230,978	774,519
Admiral Group PLC	41,624	990,040
Ashtead Group PLC	139,771	2,740,392

154

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
ASOS PLC†	32,060	$2,024,526
Auto Trader Group PLC*	303,444	1,517,537
Aviva PLC	476,155	2,663,069
Barclays PLC	347,650	939,338
British American Tobacco PLC	98,642	5,422,494
Bunzl PLC	55,420	1,428,435
Compass Group PLC	345,762	5,931,183
Diageo PLC	66,690	1,673,022
Informa PLC	173,707	1,411,637
Kingfisher PLC	236,004	1,042,662
Lloyds Banking Group PLC	1,646,078	1,191,874
London Stock Exchange Group PLC	59,400	2,042,348
Next PLC	21,662	1,329,155
Prudential PLC	40,494	784,564
Reckitt Benckiser Group PLC	60,036	5,080,164
RELX PLC	229,141	3,942,141
Rio Tinto PLC	110,781	4,144,413
Rolls-Royce Holdings PLC	85,809	726,319
Rolls-Royce Holdings PLC, Class C (Entitlement Shares)†	3,981,714	4,982
Royal Dutch Shell PLC, Class A	72,280	1,837,010
Royal Dutch Shell PLC, Class B	50,099	1,327,957
Sky PLC	440,343	4,302,974
Smith & Nephew PLC	74,488	1,050,357
Smiths Group PLC	42,159	744,293
St James’s Place PLC	136,771	1,608,602
Tullow Oil PLC†#	285,400	1,063,421
Weir Group PLC	122,210	2,764,597
Worldpay Group PLC*	542,530	1,827,365

		64,331,390

United States — 0.3%
Yum China Holdings, Inc.†	38,005	1,068,701

Total Long-Term Investment Securities
(cost $385,119,559)		402,259,984

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 1.9%
State Street Navigator Securities Lending Prime Portfolio 0.26%(2)(3)	7,799,083	7,799,083

Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$8,387,000	8,387,000

U.S. Government Agencies — 0.2%
Federal Home Loan Bank 0.10% due 12/01/2016	796,000	796,000

Total Short-Term Investment Securities
(cost $16,982,083)		16,982,083

TOTAL INVESTMENTS
(cost $402,101,642)(4)	101.6%	419,242,067
Liabilities in excess of other assets	(1.6)	(6,484,461)

NET ASSETS	100.0%	$412,757,606

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2016, the aggregate value of these securities was $7,030,285 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $2,561,527 representing 0.6% of net assets.

(2)	At November 30, 2016, the Fund had loaned securities with a total value of $14,284,079. This was secured by collateral of $7,799,083, which was received in cash and subsequently invested in short-term investments currently valued at $7,799,083 as reported in the Portfolio of Investments. Additional collateral of $6,878,939 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$4,058
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 10/01/2041	11,008
Government National Mtg. Assoc.	3.00%	08/20/2046 to 08/20/2046	6,390
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	376,581
United States Treasury Notes/Bonds	0.13% to 4.38%	12/31/2016 to 08/15/2046	6,480,902

(3)	The rates shown is the 7-day yield as of November 30, 2016.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

NVDR—Non-Voting Depositary Receipt

NYSE—New York Stock Exchange

TSX—Toronto Stock Exchange

155

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$—	$4,982	$—	$4,982
Other Countries	402,255,002	—	—	402,255,002
Short-Term Investment Securities:
Registered Investment Companies	7,799,083	—	—	7,799,083
Other Short-Term Investment Securities	—	9,183,000	—	9,183,000

Total Investments at Value*	$410,059,067	$9,183,000	$—	$419,242,067

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

156

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.2%
Medical — Drugs	4.3
Web Portals/ISP	4.2
Computers	3.9
Oil Companies — Exploration & Production	3.8
Insurance — Reinsurance	3.5
Oil Companies — Integrated	3.3
Applications Software	3.1
Beverages — Non-alcoholic	3.0
Cable/Satellite TV	2.8
Retail — Drug Store	2.6
Medical — Biomedical/Gene	2.6
Telephone — Integrated	2.6
Tobacco	2.5
Internet Content — Entertainment	2.4
Transport — Services	2.3
Medical — HMO	2.3
Medical Products	2.1
Retail — Building Products	2.0
Instruments — Controls	1.9
Retail — Apparel/Shoe	1.9
Commercial Services	1.8
Banks — Fiduciary	1.7
Entertainment Software	1.7
Banks — Super Regional	1.5
Electric — Integrated	1.5
Electronic Components — Semiconductors	1.5
Finance — Credit Card	1.4
Retail — Restaurants	1.3
Data Processing/Management	1.3
Real Estate Investment Trusts	1.3
Medical Instruments	1.2
Coatings/Paint	1.2
Diversified Manufacturing Operations	1.2
Investment Management/Advisor Services	1.2
Oil — Field Services	1.0
Diagnostic Equipment	1.0
Multimedia	1.0
Semiconductor Components — Integrated Circuits	1.0
E-Commerce/Services	0.9
Food — Retail	0.8
Insurance Brokers	0.8
Home Decoration Products	0.8
Repurchase Agreements	0.7
Medical — Wholesale Drug Distribution	0.7
Building Products — Air & Heating	0.6
Computer Software	0.6
Agricultural Chemicals	0.6
Hotels/Motels	0.5
Internet Security	0.5
Retail — Arts & Crafts	0.5
Retail — Auto Parts	0.4
Cruise Lines	0.4
Commercial Services — Finance	0.4
Auto/Truck Parts & Equipment — Original	0.3
Registered Investment Companies	0.3
Beverages — Wine/Spirits	0.3
Cosmetics & Toiletries	0.1

100.3%

*	Calculated as a percentage of net assets

157

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Agricultural Chemicals — 0.6%
Monsanto Co.	8,495	$872,521

Applications Software — 3.1%
Intuit, Inc.	3,385	384,807
Microsoft Corp.	71,500	4,308,590

		4,693,397

Auto/Truck Parts & Equipment - Original — 0.3%
Delphi Automotive PLC#	7,782	498,048

Banks - Fiduciary — 1.7%
Bank of New York Mellon Corp.	55,581	2,635,651

Banks - Super Regional — 1.5%
Wells Fargo & Co.	42,149	2,230,525

Beverages - Non-alcoholic — 3.0%
Coca-Cola Co.#	41,824	1,687,598
PepsiCo, Inc.	28,834	2,886,284

		4,573,882

Beverages - Wine/Spirits — 0.3%
Diageo PLC ADR#	3,761	380,764

Building Products - Air & Heating — 0.6%
Johnson Controls International PLC	20,083	903,333

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	60,354	4,195,207

Coatings/Paint — 1.2%
Sherwin-Williams Co.	6,643	1,784,775

Commercial Services — 1.8%
Aramark	22,719	781,761
Nielsen Holdings PLC	43,770	1,886,487

		2,668,248

Commercial Services - Finance — 0.4%
S&P Global, Inc.	5,090	605,659

Computer Software — 0.6%
Akamai Technologies, Inc.†	13,225	882,107

Computers — 3.9%
Apple, Inc.	52,968	5,854,023

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A#	11,187	209,309

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	7,540	610,514

Data Processing/Management — 1.3%
Dun & Bradstreet Corp.	6,125	745,535
Fidelity National Information Services, Inc.	16,375	1,263,986

		2,009,521

Diagnostic Equipment — 1.0%
Abbott Laboratories	41,032	1,562,088

Diversified Banking Institutions — 9.2%
Citigroup, Inc.	91,270	5,146,715
JPMorgan Chase & Co.	60,480	4,848,682
Morgan Stanley	92,500	3,825,800

		13,821,197

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	11,825	786,481
General Electric Co.	31,747	976,537

		1,763,018

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.9%
Expedia, Inc.#	11,360	$1,409,208

Electric - Integrated — 1.5%
DTE Energy Co.	11,416	1,062,715
Edison International	16,924	1,163,864

		2,226,579

Electronic Components - Semiconductors — 1.5%
Broadcom, Ltd.	12,835	2,188,239

Entertainment Software — 1.7%
Activision Blizzard, Inc.	32,675	1,196,232
Electronic Arts, Inc.†#	17,870	1,416,019

		2,612,251

Finance - Credit Card — 1.4%
MasterCard, Inc., Class A	20,372	2,082,018

Food - Retail — 0.8%
Kroger Co.	36,675	1,184,602

Home Decoration Products — 0.8%
Newell Brands, Inc.	24,110	1,133,411

Hotels/Motels — 0.5%
Marriott International, Inc., Class A	10,049	791,660

Instruments - Controls — 1.9%
Honeywell International, Inc.	25,786	2,938,057

Insurance Brokers — 0.8%
Aon PLC	10,131	1,155,947

Insurance - Reinsurance — 3.5%
Berkshire Hathaway, Inc., Class B†	33,094	5,210,319

Internet Content - Entertainment — 2.4%
Facebook, Inc., Class A†	31,000	3,671,020

Internet Security — 0.5%
Palo Alto Networks, Inc.†#	5,840	784,721

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	2,932	1,087,156
Invesco, Ltd.	20,935	655,475

		1,742,631

Medical Instruments — 1.2%
Medtronic PLC	25,708	1,876,941

Medical Products — 2.1%
Cooper Cos., Inc.	7,792	1,281,706
Zimmer Biomet Holdings, Inc.	19,110	1,946,545

		3,228,251

Medical - Biomedical/Gene — 2.6%
Biogen, Inc.†	6,775	1,992,324
Celgene Corp.†	12,752	1,511,240
Vertex Pharmaceuticals, Inc.†#	4,950	403,969

		3,907,533

Medical - Drugs — 4.3%
Johnson & Johnson	28,603	3,183,514
Pfizer, Inc.	104,255	3,350,756

		6,534,270

Medical - HMO — 2.3%
Anthem, Inc.	11,725	1,671,164
Cigna Corp.	13,429	1,809,424

		3,480,588

158

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	14,784	$1,049,812

Multimedia — 1.0%
Walt Disney Co.	15,230	1,509,598

Oil Companies - Exploration & Production — 3.8%
Canadian Natural Resources, Ltd.	62,763	2,119,507
ConocoPhillips	37,876	1,837,744
EQT Corp.	9,630	674,870
Noble Energy, Inc.	30,157	1,150,791

		5,782,912

Oil Companies - Integrated — 3.3%
Chevron Corp.	20,840	2,324,911
Exxon Mobil Corp.	30,951	2,702,022

		5,026,933

Oil - Field Services — 1.0%
Schlumberger, Ltd.	18,685	1,570,474

Real Estate Investment Trusts — 1.3%
American Tower Corp.	19,345	1,978,413

Retail - Apparel/Shoe — 1.9%
Coach, Inc.	41,115	1,496,175
PVH Corp.	13,480	1,428,071

		2,924,246

Retail - Arts & Crafts — 0.5%
Michaels Cos., Inc.†	29,986	731,059

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	3,760	638,147

Retail - Building Products — 2.0%
Lowe’s Cos., Inc.	42,480	2,996,964

Retail - Drug Store — 2.6%
CVS Health Corp.	27,279	2,097,482
Walgreens Boots Alliance, Inc.	22,276	1,887,446

		3,984,928

Retail - Restaurants — 1.3%
McDonald’s Corp.	17,020	2,029,975

Semiconductor Components - Integrated Circuits — 1.0%
QUALCOMM, Inc.	21,215	1,445,378

Telephone - Integrated — 2.6%
Verizon Communications, Inc.	77,393	3,861,911

Tobacco — 2.5%
Philip Morris International, Inc.	42,180	3,723,650

Transport - Services — 2.3%
FedEx Corp.	18,280	3,503,728

Web Portals/ISP — 4.2%
Alphabet, Inc., Class A†	2,502	1,941,252
Alphabet, Inc., Class C†	5,803	4,398,906

		6,340,158

Total Long-Term Investment Securities
(cost $131,303,320)		150,010,319

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2) (cost $392,084)	392,084	$392,084

REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01//2016 in the amount of $1,125,000 collateralized by $1,090,000 of U.S. Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $1,152,043 (cost $1,125,000)	$1,125,000	1,125,000

TOTAL INVESTMENTS
(cost $132,820,404)(3)	100.3%	151,527,403
Liabilities in excess of other assets	(0.3)	(416,652)

NET ASSETS	100.0%	$151,110,751

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $6,497,478. This was secured by collateral of $392,084, which was received in cash and subsequently invested in short-term investments currently valued at $392,084 as reported in the Portfolio of Investments. Additional collateral of $6,340,822 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$394,872
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	714,804
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	1,195,321
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	321,781
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2017 to 05/15/2046	3,714,044

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

159

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$150,010,319	$—	$—	$150,010,319
Short-Term Investment Securities	392,084	—	—	392,084
Repurchase Agreements	—	1,125,000	—	1,125,000

Total Investments at Value	$150,402,403	$1,125,000	$—	$151,527,403

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

160

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Diagnostic Equipment	7.2%
Computer Services	7.2
Cosmetics & Toiletries	6.6
Web Portals/ISP	6.0
Medical — Drugs	5.0
Finance — Credit Card	4.5
Data Processing/Management	3.3
Commercial Services — Finance	3.1
Multimedia	2.9
Commercial Services	2.5
Athletic Footwear	2.5
Medical Products	2.5
Vitamins & Nutrition Products	2.4
Computers	2.2
Agricultural Chemicals	2.1
Electronic Components — Semiconductors	2.0
Coatings/Paint	2.0
Retail — Major Department Stores	2.0
Chemicals — Diversified	2.0
Instruments — Controls	1.8
Textile — Apparel	1.8
Retail — Auto Parts	1.8
Private Equity	1.7
Retail — Drug Store	1.6
Electronic Connectors	1.6
Transport — Rail	1.6
Distribution/Wholesale	1.5
Insurance Brokers	1.5
Apparel Manufacturers	1.4
Pharmacy Services	1.3
Finance — Investment Banker/Broker	1.2
Semiconductor Components — Integrated Circuits	1.1
Diversified Manufacturing Operations	1.1
Aerospace/Defense — Equipment	1.1
Beverages — Non-alcoholic	1.0
Instruments — Scientific	1.0
Food — Misc./Diversified	0.9
Beverages — Wine/Spirits	0.9
Dental Supplies & Equipment	0.8
Soap & Cleaning Preparation	0.7
Electronic Measurement Instruments	0.7
U.S. Government Agencies	0.6
Oil — Field Services	0.6
Enterprise Software/Service	0.6
Finance — Other Services	0.6
Industrial Gases	0.6
Brewery	0.5
Advertising Agencies	0.4

100.0%

*	Calculated as a percentage of net assets

161

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	18,225	$1,584,482

Aerospace/Defense - Equipment — 1.1%
United Technologies Corp.	37,217	4,009,015

Agricultural Chemicals — 2.1%
Monsanto Co.	76,576	7,865,121

Apparel Manufacturers — 1.4%
Burberry Group PLC	88,235	1,577,610
VF Corp.	67,226	3,664,489

		5,242,099

Athletic Footwear — 2.5%
NIKE, Inc., Class B	186,172	9,321,632

Beverages - Non-alcoholic — 1.0%
PepsiCo, Inc.	38,378	3,841,638

Beverages - Wine/Spirits — 0.9%
Pernod Ricard SA	32,992	3,461,690

Brewery — 0.5%
Ambev SA ADR	405,967	2,025,775

Chemicals - Diversified — 2.0%
LyondellBasell Industries NV, Class A	16,077	1,452,074
PPG Industries, Inc.	61,519	5,901,518

		7,353,592

Coatings/Paint — 2.0%
Sherwin-Williams Co.	27,914	7,499,654

Commercial Services — 2.5%
Ecolab, Inc.	80,628	9,411,706

Commercial Services - Finance — 3.1%
Equifax, Inc.	50,577	5,788,538
Moody’s Corp.	57,597	5,788,498

		11,577,036

Computer Services — 7.2%
Accenture PLC, Class A#	149,399	17,842,723
Cognizant Technology Solutions Corp., Class A†	166,489	9,170,214

		27,012,937

Computers — 2.2%
Apple, Inc.	75,220	8,313,314

Cosmetics & Toiletries — 6.6%
Colgate-Palmolive Co.	155,836	10,165,182
Coty, Inc., Class A#	310,495	5,809,362
Estee Lauder Cos., Inc., Class A	76,686	5,958,502
L’Oreal SA	17,441	2,976,983

		24,910,029

Data Processing/Management — 3.3%
Fidelity National Information Services, Inc.	99,473	7,678,321
Fiserv, Inc.†	45,092	4,717,525

		12,395,846

Dental Supplies & Equipment — 0.8%
DENTSPLY SIRONA, Inc.	51,276	2,983,238

Diagnostic Equipment — 7.2%
Abbott Laboratories	250,037	9,518,909
Danaher Corp.	74,147	5,796,071
Thermo Fisher Scientific, Inc.	84,864	11,890,295

		27,205,275

Distribution/Wholesale — 1.5%
Fastenal Co.#	49,199	2,332,032

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
WW Grainger, Inc.#	14,866	$3,427,654

		5,759,686

Diversified Manufacturing Operations — 1.1%
Colfax Corp.†	112,442	4,228,944

Electronic Components - Semiconductors — 2.0%
Texas Instruments, Inc.	102,673	7,590,615

Electronic Connectors — 1.6%
Amphenol Corp., Class A	87,575	5,977,870

Electronic Measurement Instruments — 0.7%
Fortive Corp.	47,053	2,587,444

Enterprise Software/Service — 0.6%
Oracle Corp.	55,835	2,244,009

Finance - Credit Card — 4.5%
MasterCard, Inc., Class A	55,899	5,712,878
Visa, Inc., Class A#	145,600	11,257,792

		16,970,670

Finance - Investment Banker/Broker — 1.2%
Charles Schwab Corp.	116,082	4,487,730

Finance - Other Services — 0.6%
CME Group, Inc.	19,571	2,209,762

Food - Misc./Diversified — 0.9%
Danone SA	56,506	3,554,944

Industrial Gases — 0.6%
Praxair, Inc.#	18,159	2,184,528

Instruments - Controls — 1.8%
Mettler-Toledo International, Inc.†	16,746	6,899,687

Instruments - Scientific — 1.0%
Waters Corp.†	28,370	3,817,751

Insurance Brokers — 1.5%
Aon PLC	49,792	5,681,267

Medical Products — 2.5%
Cooper Cos., Inc.#	23,881	3,928,185
Zimmer Biomet Holdings, Inc.	52,002	5,296,924

		9,225,109

Medical - Drugs — 5.0%
Eli Lilly & Co.	74,086	4,972,652
Roche Holding AG	22,827	5,089,880
Zoetis, Inc.	169,767	8,552,862

		18,615,394

Multimedia — 2.9%
Time Warner, Inc.	25,304	2,323,414
Twenty-First Century Fox, Inc., Class A	248,292	6,979,488
Walt Disney Co.	16,859	1,671,064

		10,973,966

Oil - Field Services — 0.6%
Schlumberger, Ltd.	26,988	2,268,341

Pharmacy Services — 1.3%
Express Scripts Holding Co.†	65,931	5,002,844

Private Equity — 1.7%
Blackstone Group LP	249,176	6,413,790

Retail - Auto Parts — 1.8%
AutoZone, Inc.†#	8,440	6,610,039

Retail - Drug Store — 1.6%
CVS Health Corp.	79,545	6,116,215

162

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Major Department Stores — 2.0%
TJX Cos., Inc.	95,228	$7,460,162

Semiconductor Components - Integrated Circuits — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	143,463	4,259,416

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	61,480	2,692,209

Textile - Apparel — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	37,376	6,801,542

Transport - Rail — 1.6%
Union Pacific Corp.	58,163	5,893,657

Vitamins & Nutrition Products — 2.4%
Mead Johnson Nutrition Co.#	122,768	8,850,345

Web Portals/ISP — 6.0%
Alphabet, Inc., Class A†	29,042	22,533,107

Total Long-Term Investment Securities
(cost $329,699,641)		373,925,122

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.10% due 12/01/2016 (cost $2,274,000)	$2,274,000	2,274,000

TOTAL INVESTMENTS
(cost $331,973,641)(1)	100.0%	376,199,122
Liabilities in excess of other assets	(0.0)	(62,670)

NET ASSETS	100.0%	$376,136,452

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2016, the Fund had loaned securities with a total value of $61,001,565. This was secured by collateral of $63,174,615 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$2,481,437
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	4,491,937
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	7,511,581
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	5,879,741
United States Treasury Notes/Bonds	0.00% to 8.13%	01/15/2017 to 05/15/2046	42,809,919

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$373,925,122	$—	$—	$373,925,122
Short-Term Investment Securities	—	2,274,000	—	2,274,000

Total Investments at Value	$373,925,122	$2,274,000	$—	$376,199,122

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

163

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.9%
Banks — Commercial	6.4
U.S. Government Treasuries	4.6
Registered Investment Companies	3.5
Electric — Integrated	2.4
Retail — Restaurants	2.3
Gas — Distribution	2.2
Insurance — Reinsurance	1.8
Computer Services	1.7
Electronic Components — Semiconductors	1.6
Enterprise Software/Service	1.6
Diversified Manufacturing Operations	1.5
Computer Aided Design	1.5
Insurance — Property/Casualty	1.5
Oil Companies — Exploration & Production	1.4
Steel — Producers	1.4
Chemicals — Specialty	1.4
Data Processing/Management	1.3
Food — Misc./Diversified	1.3
Medical Products	1.2
Aerospace/Defense — Equipment	1.1
Machinery — General Industrial	1.1
Containers — Paper/Plastic	1.1
Electronic Measurement Instruments	1.0
Oil & Gas Drilling	1.0
Building — Residential/Commercial	0.9
Repurchase Agreements	0.9
Distribution/Wholesale	0.9
Electronic Parts Distribution	0.9
Coatings/Paint	0.9
Insurance — Multi-line	0.9
Electronic Components — Misc.	0.8
Medical — Biomedical/Gene	0.7
Finance — Investment Banker/Broker	0.7
Consulting Services	0.7
Engineering/R&D Services	0.7
Finance — Other Services	0.7
Investment Management/Advisor Services	0.7
Food — Dairy Products	0.7
Computers — Integrated Systems	0.7
Machinery — Construction & Mining	0.7
Medical Instruments	0.6
Industrial Automated/Robotic	0.6
Savings & Loans/Thrifts	0.6
Transport — Truck	0.6
Diagnostic Kits	0.6
Commercial Services — Finance	0.6
Oil Refining & Marketing	0.6
Semiconductor Components — Integrated Circuits	0.6
Garden Products	0.6
Recreational Vehicles	0.6
Oil — Field Services	0.6
Filtration/Separation Products	0.5
Respiratory Products	0.5
Multimedia	0.5
Retail — Sporting Goods	0.5
Shipbuilding	0.5
Medical — HMO	0.5
Machine Tools & Related Products	0.5
Retail — Misc./Diversified	0.4
Decision Support Software	0.4
Telecommunication Equipment	0.4
Cosmetics & Toiletries	0.4
Dental Supplies & Equipment	0.4
Commercial Services	0.4
Retail — Apparel/Shoe	0.4
Aerospace/Defense	0.4
Airlines	0.4
Insurance — Life/Health	0.4
Wireless Equipment	0.4
Batteries/Battery Systems	0.4

Physicians Practice Management	0.4
Human Resources	0.3
Building Products — Air & Heating	0.3
Power Converter/Supply Equipment	0.3
Disposable Medical Products	0.3
Applications Software	0.3
Retail — Automobile	0.3
Water	0.3
Rental Auto/Equipment	0.3
Funeral Services & Related Items	0.3
Veterinary Diagnostics	0.3
Insurance Brokers	0.3
Computers — Memory Devices	0.3
Footwear & Related Apparel	0.3
Food — Flour & Grain	0.3
Semiconductor Equipment	0.3
Building — Mobile Home/Manufactured Housing	0.3
Retail — Convenience Store	0.3
Building Products — Cement	0.3
Building — Heavy Construction	0.3
Miscellaneous Manufacturing	0.3
Real Estate Management/Services	0.3
Apparel Manufacturers	0.3
Gold Mining	0.3
Machinery — Pumps	0.3
Retail — Mail Order	0.3
Computer Data Security	0.3
Medical — Drugs	0.3
Transport — Rail	0.3
Finance — Consumer Loans	0.3
Chemicals — Diversified	0.3
Office Furnishings — Original	0.3
Theaters	0.2
Retail — Catalog Shopping	0.2
Schools	0.2
Electronic Design Automation	0.2
Food — Canned	0.2
Machinery — Farming	0.2
Instruments — Controls	0.2
Physical Therapy/Rehabilitation Centers	0.2
Medical — Outpatient/Home Medical	0.2
Coal	0.2
Computer Software	0.2
Retail — Discount	0.2
Medical — Hospitals	0.2
Transport — Marine	0.2
Steel Pipe & Tube	0.2
Containers — Metal/Glass	0.2
Television	0.2
Printing — Commercial	0.2
Machinery — Electrical	0.2
Home Furnishings	0.2
Retail — Petroleum Products	0.2
Research & Development	0.2
Wire & Cable Products	0.2
Building — Maintenance & Services	0.2
Drug Delivery Systems	0.2
Telecom Equipment — Fiber Optics	0.2
Retail — Major Department Stores	0.2
Racetracks	0.2
Food — Baking	0.2
Housewares	0.2
Food — Retail	0.2
Cable/Satellite TV	0.2
Chemicals — Plastics	0.2
Hazardous Waste Disposal	0.2
Metal Processors & Fabrication	0.2
Building & Construction Products — Misc.	0.2
Retail — Office Supplies	0.2
Quarrying	0.2

164

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Computer Equipment	0.2%
Building Products — Light Fixtures	0.2
Telephone — Integrated	0.1
Metal Products — Distribution	0.1
Paper & Related Products	0.1
Publishing — Books	0.1
Auto/Truck Parts & Equipment — Original	0.1
Athletic Equipment	0.1
Consumer Products — Misc.	0.1
Food — Wholesale/Distribution	0.1
Transport — Equipment & Leasing	0.1
Transactional Software	0.1
Oil Field Machinery & Equipment	0.1
Medical — Wholesale Drug Distribution	0.1
Internet Content — Information/News	0.1
Medical Information Systems	0.1
Real Estate Operations & Development	0.1
Environmental Monitoring & Detection	0.1
Steel — Specialty	0.1
Auction Houses/Art Dealers	0.1
Publishing — Periodicals	0.1
Publishing — Newspapers	0.1
Brewery	0.1
Computers — Other	0.1
Retail — Home Furnishings	0.1
Telecom Services	0.1
E-Marketing/Info	0.1
Electric — Generation	0.1

103.5%

*	Calculated as a percentage of net assets

165

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.5%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	55,898	$4,916,229
Teledyne Technologies, Inc.†#	65,901	8,229,058

		13,145,287

Aerospace/Defense-Equipment — 1.1%
B/E Aerospace, Inc.	193,243	11,602,310
Curtiss-Wright Corp.	84,472	8,491,125
KLX, Inc.†#	100,224	3,907,734
Orbital ATK, Inc.	111,348	9,501,325
Triumph Group, Inc.#	94,183	2,618,287

		36,120,781

Airlines — 0.4%
JetBlue Airways Corp.†	615,403	12,363,446

Apparel Manufacturers — 0.3%
Carter’s, Inc.	95,191	8,689,986

Applications Software — 0.3%
PTC, Inc.†	218,593	10,647,665

Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	114,729	4,606,369

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	91,210	3,562,663

Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc.	272,743	4,606,629

Banks - Commercial — 6.4%
Associated Banc-Corp.#	282,540	6,456,039
BancorpSouth, Inc.	163,638	4,671,865
Bank of Hawaii Corp.#	81,513	6,795,739
Bank of the Ozarks, Inc.#	172,718	8,380,277
Cathay General Bancorp, Class B#	140,961	4,947,731
Chemical Financial Corp.	133,045	6,902,375
Commerce Bancshares, Inc.#	165,809	9,087,972
Cullen/Frost Bankers, Inc.	105,108	8,651,439
East West Bancorp, Inc.	274,017	13,119,934
First Horizon National Corp.#	441,192	8,417,943
FNB Corp.#	399,552	6,105,155
Fulton Financial Corp.#	329,080	5,841,170
Hancock Holding Co.#	147,453	6,126,672
International Bancshares Corp.#	110,354	4,295,529
MB Financial, Inc.	135,708	5,872,085
PacWest Bancorp	228,968	11,734,610
PrivateBancorp, Inc.	151,164	7,071,452
Prosperity Bancshares, Inc.#	132,119	8,737,029
Signature Bank†	102,080	15,302,813
SVB Financial Group†#	98,952	15,637,384
Synovus Financial Corp.#	233,759	9,048,811
TCF Financial Corp.	325,246	5,643,018
Trustmark Corp.#	128,591	4,334,803
Umpqua Holdings Corp.	418,710	7,440,477
Valley National Bancorp#	483,893	5,487,347
Webster Financial Corp.#	174,321	8,648,065

		204,757,734

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	117,713	5,281,783
EnerSys	82,578	6,571,557

		11,853,340

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	17,220	2,980,782

Building & Construction Products - Misc. — 0.2%
Louisiana-Pacific Corp.†#	270,313	5,227,853

Security Description	Shares	Value (Note 2)

Building Products - Air & Heating — 0.3%
Lennox International, Inc.#	74,399	$11,060,899

Building Products - Cement — 0.3%
Eagle Materials, Inc.#	91,730	8,916,156

Building Products - Light Fixtures — 0.2%
Cree, Inc.†#	191,770	4,855,616

Building - Heavy Construction — 0.3%
Dycom Industries, Inc.†#	59,758	4,376,078
Granite Construction, Inc.	75,297	4,441,770

		8,817,848

Building - Maintenance & Services — 0.2%
Rollins, Inc.#	182,646	5,868,416

Building - Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.#	90,816	9,133,365

Building - Residential/Commercial — 0.9%
CalAtlantic Group, Inc.#	141,838	4,735,970
KB Home#	157,307	2,491,743
NVR, Inc.†	6,890	10,989,550
Toll Brothers, Inc.†	286,974	8,511,649
TRI Pointe Group, Inc.†#	277,974	3,230,058

		29,958,970

Cable/Satellite TV — 0.2%
Cable One, Inc.	8,919	5,271,664

Chemicals - Diversified — 0.3%
Olin Corp.#	314,065	8,165,690

Chemicals - Plastics — 0.2%
PolyOne Corp.#	159,862	5,270,650

Chemicals - Specialty — 1.4%
Ashland Global Holdings, Inc.#	118,087	13,308,405
Cabot Corp.	118,614	6,041,011
Minerals Technologies, Inc.	66,244	5,365,764
NewMarket Corp.	17,573	7,352,719
Sensient Technologies Corp.	85,153	6,649,598
Versum Materials, Inc.†#	205,889	5,036,045

		43,753,542

Coal — 0.2%
CONSOL Energy, Inc.#	335,936	6,913,563

Coatings/Paint — 0.9%
RPM International, Inc.	253,157	13,394,537
Valspar Corp.	138,678	14,157,637

		27,552,174

Commercial Services — 0.4%
CoreLogic, Inc.†	167,900	6,334,867
Live Nation Entertainment, Inc.†#	251,013	6,948,040

		13,282,907

Commercial Services - Finance — 0.6%
MarketAxess Holdings, Inc.	71,549	11,860,678
WEX, Inc.†	73,110	8,079,386

		19,940,064

Computer Aided Design — 1.5%
ANSYS, Inc.†#	165,848	15,594,687
Cadence Design Systems, Inc.†#	555,893	14,608,868
Synopsys, Inc.†	287,776	17,404,693

		47,608,248

Computer Data Security — 0.3%
Fortinet, Inc.†	279,116	8,401,392

166

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Services — 1.7%
Computer Sciences Corp.#	267,027	$16,189,847
Convergys Corp.#	182,374	4,718,015
DST Systems, Inc.	62,024	6,401,497
Leidos Holdings, Inc.	270,302	13,839,463
MAXIMUS, Inc.#	123,394	6,822,454
Science Applications International Corp.	85,236	7,037,937

		55,009,213

Computer Software — 0.2%
j2 Global, Inc.#	91,296	6,711,169

Computers - Integrated Systems — 0.7%
Diebold, Inc.#	142,839	3,256,729
NCR Corp.†	235,410	9,122,137
NetScout Systems, Inc.†	174,928	5,457,754
VeriFone Systems, Inc.†#	211,019	3,564,111

		21,400,731

Computers - Memory Devices — 0.3%
Brocade Communications Systems, Inc.	762,268	9,406,387

Computers - Other — 0.1%
3D Systems Corp.†#	202,697	2,807,353

Consulting Services — 0.7%
CEB, Inc.#	61,239	3,610,039
FTI Consulting, Inc.†	80,207	3,424,839
Gartner, Inc.†	157,109	16,153,947

		23,188,825

Consumer Products - Misc. — 0.1%
Helen of Troy, Ltd.†	52,931	4,504,428

Containers - Metal/Glass — 0.2%
Greif, Inc., Class A	49,025	2,518,414
Silgan Holdings, Inc.	78,199	3,871,633

		6,390,047

Containers - Paper/Plastic — 1.1%
Bemis Co., Inc.#	180,096	9,017,407
Packaging Corp. of America	179,184	15,187,636
Sonoco Products Co.#	190,604	10,317,394

		34,522,437

Cosmetics & Toiletries — 0.4%
Avon Products, Inc. †#	831,007	4,462,508
Edgewell Personal Care Co.†	112,097	8,871,356

		13,333,864

Data Processing/Management — 1.3%
Acxiom Corp.†	147,196	3,905,110
Broadridge Financial Solutions, Inc.	224,910	14,560,673
CommVault Systems, Inc.†	78,559	4,242,186
Fair Isaac Corp.	58,672	6,670,420
Jack Henry & Associates, Inc.	149,339	12,908,863

		42,287,252

Decision Support Software — 0.4%
MSCI, Inc.	179,940	14,179,272

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†#	143,079	13,313,501

Diagnostic Kits — 0.6%
IDEXX Laboratories, Inc.†#	170,265	20,031,677

Disposable Medical Products — 0.3%
STERIS PLC#	163,815	10,747,902

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.9%
Fossil Group, Inc.†#	79,623	$2,661,001
Ingram Micro, Inc., Class A†	284,584	10,654,825
Pool Corp.	79,954	8,044,172
Watsco, Inc.	49,044	7,307,556

		28,667,554

Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	281,936	13,710,548
Carlisle Cos., Inc.	122,877	13,783,113
Crane Co.	94,392	6,936,868
ITT, Inc.	170,377	6,878,120
Trinity Industries, Inc.#	289,779	8,052,958

		49,361,607

Drug Delivery Systems — 0.2%
Catalent, Inc.†	237,205	5,676,316

E-Marketing/Info — 0.1%
comScore, Inc.†#	85,129	2,472,146

Electric - Generation — 0.1%
Talen Energy Corp.†#	163,747	2,285,908

Electric - Integrated — 2.4%
Black Hills Corp.#	99,496	5,845,390
Great Plains Energy, Inc.	394,306	10,405,735
Hawaiian Electric Industries, Inc.	205,738	6,336,730
IDACORP, Inc.	95,843	7,298,445
MDU Resources Group, Inc.#	371,377	10,331,708
NorthWestern Corp.#	91,865	5,153,627
OGE Energy Corp.#	379,740	12,018,771
PNM Resources, Inc.	151,465	4,786,294
Westar Energy, Inc.	269,514	15,351,517

		77,528,217

Electronic Components - Misc. — 0.8%
Gentex Corp.#	545,343	10,083,392
Jabil Circuit, Inc.	363,357	7,685,001
Knowles Corp.†#	168,651	2,703,475
Vishay Intertechnology, Inc.#	256,277	3,882,597

		24,354,465

Electronic Components - Semiconductors — 1.6%
Advanced Micro Devices, Inc.†#	1,396,407	12,441,986
Intersil Corp., Class A	257,652	5,706,992
IPG Photonics Corp.†#	70,751	6,786,436
Microsemi Corp.†#	215,231	11,783,897
Monolithic Power Systems, Inc.#	70,837	5,811,468
Silicon Laboratories, Inc.†	79,098	5,248,152
Synaptics, Inc.†#	66,194	3,612,869

		51,391,800

Electronic Design Automation — 0.2%
Mentor Graphics Corp.	205,662	7,516,946

Electronic Measurement Instruments — 1.0%
Keysight Technologies, Inc.†	323,141	11,901,283
National Instruments Corp.	200,532	5,909,678
Trimble, Inc.†#	473,815	13,356,845

		31,167,806

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	173,545	11,847,917
Avnet, Inc.	242,191	11,114,145
Tech Data Corp.†#	66,961	5,682,980

		28,645,042

167

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 0.7%
AECOM†	292,254	$10,623,433
EMCOR Group, Inc.	115,613	8,020,074
KBR, Inc.	270,921	4,527,090

		23,170,597

Enterprise Software/Service — 1.6%
CDK Global, Inc.	285,502	16,473,465
Manhattan Associates, Inc.†#	136,159	7,134,732
SYNNEX Corp.#	55,197	6,453,081
Tyler Technologies, Inc.†#	62,883	9,363,279
Ultimate Software Group, Inc.†#	55,027	11,276,683

		50,701,240

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	59,222	3,681,240

Filtration/Separation Products — 0.5%
CLARCOR, Inc.#	92,721	6,532,194
Donaldson Co., Inc.	253,146	10,267,602

		16,799,796

Finance - Consumer Loans — 0.3%
SLM Corp.†	813,724	8,194,201

Finance - Investment Banker/Broker — 0.7%
Raymond James Financial, Inc.	239,781	17,249,845
Stifel Financial Corp.†#	125,901	6,276,165

		23,526,010

Finance - Other Services — 0.7%
CBOE Holdings, Inc.#	154,566	10,649,598
SEI Investments Co.	257,684	12,157,531

		22,807,129

Food - Baking — 0.2%
Flowers Foods, Inc.#	346,166	5,372,496

Food - Canned — 0.2%
TreeHouse Foods, Inc.†#	107,849	7,476,093

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	33,441	1,262,398

Food - Dairy Products — 0.7%
Dean Foods Co.#	171,942	3,414,768
WhiteWave Foods Co.†	336,944	18,562,245

		21,977,013

Food - Flour & Grain — 0.3%
Post Holdings, Inc.†	122,934	9,383,552

Food - Misc./Diversified — 1.3%
Hain Celestial Group, Inc.†	196,710	7,709,065
Ingredion, Inc.	137,257	16,111,227
Lamb Weston Holdings, Inc.†	203,568	6,815,456
Lancaster Colony Corp.	37,025	5,017,258
Snyder’s-Lance, Inc.#	162,589	6,058,066

		41,711,072

Food - Retail — 0.2%
Sprouts Farmers Market, Inc.†#	265,301	5,308,673

Food - Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	95,801	4,497,857

Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†#	60,925	3,623,819
Skechers U.S.A., Inc., Class A†	253,514	5,775,049

		9,398,868

Security Description	Shares	Value (Note 2)

Funeral Services & Related Items — 0.3%
Service Corp. International	368,194	$9,937,556

Garden Products — 0.6%
Scotts Miracle-Gro Co., Class A	86,153	7,863,184
Toro Co.	207,860	11,002,030

		18,865,214

Gas - Distribution — 2.2%
Atmos Energy Corp.	197,471	14,044,137
National Fuel Gas Co.#	161,608	9,111,459
New Jersey Resources Corp.#	163,817	5,643,496
ONE Gas, Inc.#	99,338	5,961,273
Southwest Gas Corp.	90,289	6,693,124
UGI Corp.#	329,433	14,758,598
Vectren Corp.	157,516	7,730,885
WGL Holdings, Inc.#	97,092	7,044,996

		70,987,968

Gold Mining — 0.3%
Royal Gold, Inc.#	124,111	8,643,090

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	99,489	5,257,994

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†#	96,635	6,116,996

Housewares — 0.2%
Tupperware Brands Corp.#	96,096	5,327,562

Human Resources — 0.3%
ManpowerGroup, Inc.	130,316	11,130,290

Industrial Automated/Robotic — 0.6%
Cognex Corp.#	161,838	9,663,347
Nordson Corp.	101,140	10,794,672

		20,458,019

Instruments - Controls — 0.2%
Woodward, Inc.#	105,217	7,126,347

Insurance Brokers — 0.3%
Brown & Brown, Inc.#	218,001	9,450,343

Insurance - Life/Health — 0.4%
CNO Financial Group, Inc.	333,033	5,961,291
Primerica, Inc.	88,368	6,247,617

		12,208,908

Insurance - Multi-line — 0.9%
American Financial Group, Inc.	138,793	11,412,948
Genworth Financial, Inc., Class A†#	947,603	4,055,741
Kemper Corp.#	92,370	3,782,552
Old Republic International Corp.	464,117	8,293,771

		27,545,012

Insurance - Property/Casualty — 1.5%
Alleghany Corp.†	29,358	16,673,876
First American Financial Corp.	208,633	7,873,809
Hanover Insurance Group, Inc.#	81,279	7,037,949
Mercury General Corp.#	69,344	4,049,690
WR Berkley Corp.#	186,738	11,538,541

		47,173,865

Insurance - Reinsurance — 1.8%
Aspen Insurance Holdings, Ltd.	114,484	5,832,960
Endurance Specialty Holdings, Ltd.	122,079	11,255,684
Everest Re Group, Ltd.	79,651	16,770,518
Reinsurance Group of America, Inc.	121,824	14,868,619
RenaissanceRe Holdings, Ltd.#	78,358	10,230,420

		58,958,201

168

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Content - Information/News — 0.1%
WebMD Health Corp.†#	74,133	$3,954,254

Investment Management/Advisor Services — 0.7%
Eaton Vance Corp.#	215,682	8,722,180
Federated Investors, Inc., Class B	178,428	4,904,986
Janus Capital Group, Inc.	272,235	3,675,172
Waddell & Reed Financial, Inc., Class A#	157,525	3,076,463
WisdomTree Investments, Inc.#	218,159	2,412,839

		22,791,640

Machine Tools & Related Products — 0.5%
Kennametal, Inc.#	151,554	5,227,098
Lincoln Electric Holdings, Inc.#	120,232	9,439,414

		14,666,512

Machinery - Construction & Mining — 0.7%
Joy Global, Inc.	186,660	5,232,080
Oshkosh Corp.	139,734	9,781,380
Terex Corp.	206,507	6,302,593

		21,316,053

Machinery - Electrical — 0.2%
Regal Beloit Corp.	85,099	6,203,717

Machinery - Farming — 0.2%
AGCO Corp.	129,564	7,229,671

Machinery - General Industrial — 1.1%
IDEX Corp.	144,766	13,551,545
Wabtec Corp.#	171,368	14,509,729
Zebra Technologies Corp., Class A†	100,338	7,931,719

		35,992,993

Machinery - Pumps — 0.3%
Graco, Inc.#	105,876	8,600,307

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	354,748	3,895,133

Medical Instruments — 0.6%
Bio-Techne Corp.	70,920	7,472,131
Halyard Health, Inc.†#	88,745	3,296,877
LivaNova PLC†#	83,984	3,717,972
NuVasive, Inc.†#	95,484	6,196,911

		20,683,891

Medical Products — 1.2%
ABIOMED, Inc.†	76,102	8,541,688
Hill-Rom Holdings, Inc.	113,280	6,042,355
Teleflex, Inc.#	83,736	12,387,067
West Pharmaceutical Services, Inc.	139,227	11,298,271

		38,269,381

Medical - Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc., Class A†#	39,278	6,814,733
Charles River Laboratories International, Inc.†	89,929	6,393,952
United Therapeutics Corp.†#	82,656	10,382,420

		23,591,105

Medical - Drugs — 0.3%
Akorn, Inc.†#	167,755	3,559,761
Prestige Brands Holdings, Inc.†	100,622	4,786,589

		8,346,350

Medical - HMO — 0.5%
Molina Healthcare, Inc.†#	81,007	4,282,030
WellCare Health Plans, Inc.†	84,177	11,533,933

		15,815,963

Security Description	Shares	Value (Note 2)

Medical - Hospitals — 0.2%
LifePoint Health, Inc.†	76,358	$4,195,872
Tenet Healthcare Corp.†	151,390	2,305,670

		6,501,542

Medical - Outpatient/Home Medical — 0.2%
Amsurg Corp.†#	104,223	7,099,671

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.#	118,669	4,024,066

Metal Processors & Fabrication — 0.2%
Timken Co.	133,974	5,231,685

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.#	83,816	4,717,164

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	119,673	8,757,670

Multimedia — 0.5%
FactSet Research Systems, Inc.#	77,301	12,381,301
Meredith Corp.#	69,476	3,859,392

		16,240,693

Office Furnishings - Original — 0.3%
Herman Miller, Inc.#	113,801	3,698,533
HNI Corp.	84,533	4,460,806

		8,159,339

Oil & Gas Drilling — 1.0%
Diamond Offshore Drilling, Inc.†#	122,592	2,214,012
Ensco PLC, Class A	573,123	5,536,368
Nabors Industries, Ltd.#	538,853	8,675,533
Noble Corp. PLC#	462,487	2,876,669
Patterson-UTI Energy, Inc.#	280,918	7,492,083
Rowan Cos. PLC, Class A†#	238,492	4,249,928

		31,044,593

Oil Companies - Exploration & Production — 1.4%
Denbury Resources, Inc.†#	757,433	2,863,097
Energen Corp.†	184,582	11,457,005
Gulfport Energy Corp.†#	238,390	6,124,239
QEP Resources, Inc. †	455,627	8,957,627
SM Energy Co.#	165,181	6,584,114
WPX Energy, Inc.†	654,767	10,175,079

		46,161,161

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†#	71,443	4,040,102

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.#	335,659	9,656,910
Murphy USA, Inc.†#	70,002	4,773,436
Western Refining, Inc.#	150,507	5,398,686

		19,829,032

Oil - Field Services — 0.6%
NOW, Inc.†#	204,366	4,402,044
Oceaneering International, Inc.#	186,464	4,969,266
Oil States International, Inc.†#	97,630	3,500,035
Superior Energy Services, Inc.	288,463	4,973,102

		17,844,447

Paper & Related Products — 0.1%
Domtar Corp.	119,008	4,673,444

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp.	170,701	7,113,111

Physicians Practice Management — 0.4%
MEDNAX, Inc.†#	174,972	11,455,417

169

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.	97,854	$10,987,047

Printing - Commercial — 0.2%
Deluxe Corp.	92,732	6,277,956

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A	85,077	4,666,473

Publishing - Newspapers — 0.1%
New York Times Co., Class A#	231,520	3,009,760

Publishing - Periodicals — 0.1%
Time, Inc.	190,344	3,083,573

Quarrying — 0.2%
Compass Minerals International, Inc.#	64,253	4,982,820

Racetracks — 0.2%
Churchill Downs, Inc.	23,658	3,622,040
International Speedway Corp., Class A	49,503	1,821,710

		5,443,750

Real Estate Investment Trusts — 9.9%
Alexandria Real Estate Equities, Inc.#	148,270	16,248,909
American Campus Communities, Inc.#	248,088	11,687,426
Camden Property Trust#	166,217	13,082,940
Care Capital Properties, Inc.	159,622	3,843,698
Communications Sales & Leasing, Inc.	258,487	6,444,081
CoreCivic, Inc.	223,474	5,075,094
Corporate Office Properties Trust#	180,188	5,156,981
Cousins Properties, Inc.	649,081	5,134,231
DCT Industrial Trust, Inc.	171,423	7,876,887
Douglas Emmett, Inc.#	272,838	10,010,426
Duke Realty Corp.	666,978	16,961,250
Education Realty Trust, Inc.#	138,905	5,639,543
EPR Properties#	120,987	8,413,436
Equity One, Inc.	174,967	5,224,515
First Industrial Realty Trust, Inc.#	222,217	5,877,640
Healthcare Realty Trust, Inc.	220,316	6,472,884
Highwoods Properties, Inc.	187,514	9,011,923
Hospitality Properties Trust	312,251	9,053,718
Kilroy Realty Corp.	175,282	12,679,900
Lamar Advertising Co., Class A#	157,538	10,443,194
LaSalle Hotel Properties#	214,995	6,034,910
Liberty Property Trust	279,027	10,993,664
Life Storage, Inc.	88,224	7,166,435
Mack-Cali Realty Corp.	170,474	4,611,322
Medical Properties Trust, Inc.#	608,752	7,256,324
Mid-America Apartment Communities, Inc.#	143,631	13,160,908
National Retail Properties, Inc.	279,531	11,930,383
Omega Healthcare Investors, Inc.	367,837	10,836,478
Post Properties, Inc.#	101,730	6,614,485
Potlatch Corp.#	77,048	3,164,747
Quality Care Properties, Inc.†	177,826	2,667,390
Rayonier, Inc.	233,636	6,193,690
Regency Centers Corp.	198,691	13,280,506
Senior Housing Properties Trust	451,584	8,155,607
Tanger Factory Outlet Centers, Inc.	182,650	6,295,945
Taubman Centers, Inc.#	114,841	8,345,495
Urban Edge Properties#	173,939	4,712,007
Washington Prime Group, Inc.	352,444	3,531,489
Weingarten Realty Investors#	223,631	7,941,137

		317,231,598

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	85,909	8,700,864

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.#	87,583	3,859,783

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.6%
Brunswick Corp.	171,556	$8,598,387
Polaris Industries, Inc.#	113,340	9,844,712

		18,443,099

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	123,159	3,586,390
Avis Budget Group, Inc.†#	167,126	6,399,255

		9,985,645

Research & Development — 0.2%
PAREXEL International Corp.†#	100,568	5,933,512

Respiratory Products — 0.5%
ResMed, Inc.#	267,546	16,448,728

Retail - Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.#	324,891	5,380,195
Ascena Retail Group, Inc.†#	65,067	393,005
Chico’s FAS, Inc.	251,065	3,843,805
Kate Spade & Co.†	243,448	3,615,203

		13,232,208

Retail - Automobile — 0.3%
Copart, Inc.†#	185,114	10,129,438

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	84,571	7,555,573

Retail - Computer Equipment — 0.2%
GameStop Corp., Class A#	197,668	4,880,423

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.#	74,502	8,973,766

Retail - Discount — 0.2%
Big Lots, Inc.#	84,379	4,270,421
HSN, Inc.	60,621	2,309,660

		6,580,081

Retail - Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†#	72,583	2,616,617

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.#	155,969	8,543,982

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.†#	585,159	5,541,456

Retail - Misc./Diversified — 0.4%
CST Brands, Inc.	143,920	6,912,478
Sally Beauty Holdings, Inc.†#	278,470	7,293,129

		14,205,607

Retail - Office Supplies — 0.2%
Office Depot, Inc.	1,034,302	5,037,051

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.	133,956	5,955,684

Retail - Restaurants — 2.3%
Brinker International, Inc.#	94,423	5,014,806
Buffalo Wild Wings, Inc.†#	34,794	5,866,268
Cheesecake Factory, Inc.#	85,026	5,030,988
Cracker Barrel Old Country Store, Inc.#	45,527	7,409,064
Domino’s Pizza, Inc.	91,764	15,420,023
Dunkin’ Brands Group, Inc.#	174,454	9,471,108
Jack in the Box, Inc.	62,140	6,463,803
Panera Bread Co., Class A†#	42,338	8,980,313
Texas Roadhouse, Inc.	121,889	5,715,375
Wendy’s Co.#	387,493	4,870,787

		74,242,535

170

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 0.5%
Cabela’s, Inc.†	97,641	$6,077,176
Dick’s Sporting Goods, Inc.	167,358	9,885,837

		15,963,013

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.#	926,177	14,800,308
Washington Federal, Inc.#	172,068	5,583,607

		20,383,915

Schools — 0.2%
DeVry Education Group, Inc.#	107,897	3,220,725
Graham Holdings Co., Class B	8,846	4,332,329

		7,553,054

Semiconductor Components - Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	118,810	6,534,550
Cypress Semiconductor Corp.#	610,737	6,870,791
Integrated Device Technology, Inc.†	255,424	5,976,922

		19,382,263

Semiconductor Equipment — 0.3%
Teradyne, Inc.	384,739	9,379,937

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	88,971	15,904,456

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	43,045	6,409,400

Steel - Producers — 1.4%
Carpenter Technology Corp.#	88,636	3,170,510
Commercial Metals Co.	217,971	4,797,542
Reliance Steel & Aluminum Co.	137,918	11,185,150
Steel Dynamics, Inc.#	463,520	16,445,689
United States Steel Corp.#	320,344	10,359,925

		45,958,816

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	207,254	3,635,235

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†#	262,632	5,633,456

Telecom Services — 0.1%
NeuStar, Inc., Class A†#	103,656	2,513,658

Telecommunication Equipment — 0.4%
ARRIS International PLC†	362,575	10,402,277
Plantronics, Inc.#	63,102	3,269,945

		13,672,222

Telephone - Integrated — 0.1%
Telephone & Data Systems, Inc.	176,902	4,763,971

Television — 0.2%
AMC Networks, Inc., Class A†	113,930	6,294,633

Theaters — 0.2%
Cinemark Holdings, Inc.	201,107	8,012,103

Transactional Software — 0.1%
ACI Worldwide, Inc.†	222,807	4,146,438

Transport - Equipment & Leasing — 0.1%
GATX Corp.#	76,822	4,197,554

Transport - Marine — 0.2%
Kirby Corp.†#	102,409	6,497,851

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†#	108,855	8,316,522

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.6%
Landstar System, Inc.	80,070	$6,521,701
Old Dominion Freight Line, Inc.†#	132,339	11,553,195
Werner Enterprises, Inc.#	84,954	2,298,006

		20,372,902

Veterinary Diagnostics — 0.3%
VCA, Inc.†	153,769	9,625,939

Water — 0.3%
Aqua America, Inc.	337,199	10,024,926

Wire & Cable Products — 0.2%
Belden, Inc.	80,093	5,918,873

Wireless Equipment — 0.4%
InterDigital, Inc.	65,131	5,158,375
ViaSat, Inc.†#	97,594	6,956,501

		12,114,876

Total Long-Term Investment Securities
(cost $2,204,096,435)		3,032,166,313

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Registered Investment Companies — 3.5%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	112,270,163	112,270,163

U.S. Government Treasuries — 4.6%
United States Treasury Bills
0.11% due 12/15/2016(3)	$1,000,000	999,943
0.16% due 12/15/2016(3)……………	6,700,000	6,699,618
0.23% due 12/01/2016……………….	140,000,000	140,000,000
0.23% due 12/15/2016(3)……………	650,000	649,963

		148,349,524

Total Short-Term Investment Securities
(cost $260,619,645)		260,619,687

REPURCHASE AGREEMENTS — 0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $29,164,000)	29,164,000	29,164,000

TOTAL INVESTMENTS
(cost $2,493,880,080)(5)	103.5%	3,321,950,000
Liabilities in excess of other assets	(3.5)	(113,186,472)

NET ASSETS	100.0%	$3,208,763,528

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2016, the Fund had loaned securities with a total value of $707,476,483. This was secured by collateral of $112,270,163, which was received in cash and subsequently invested in short-term investments currently valued at $112,270,163 as reported in the Portfolio of Investments. Additional collateral of $609,242,221 was received in the form of fixed income pooled securities, which the Fund cannot sell or

171

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$11,446,629
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	20,720,875
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	34,650,205
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	103,288,433
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	439,136,079
(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
1,148	Long	S&P Mid Cap 400 E-Mini Index	December 2016	$174,549,235	$186,768,120	$12,218,885

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,032,166,313	$—	$—	$3,032,166,313
Short-Term Investment Securities:
Registered Investment Companies	112,270,163		—	112,270,163
U.S. Government Treasuries	—	148,349,524	—	148,349,524
Repurchase Agreements	—	29,164,000	—	29,164,000

Total Investments at Value	$3,144,436,476	$177,513,524	$—	$3,321,950,000

Other Financial Instruments:+
Open Futures Contracts	$12,218,885	$—	$—	$12,218,885

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

172

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	5.2%
Registered Investment Companies	4.5
Commercial Services — Finance	4.5
Real Estate Investment Trusts	3.7
Medical Products	2.9
Medical Instruments	2.7
Commercial Services	2.7
Data Processing/Management	2.6
Computer Software	2.5
Finance — Investment Banker/Broker	2.4
Medical — Biomedical/Gene	2.1
Applications Software	2.1
Instruments — Scientific	2.1
Retail — Discount	1.8
Electronic Connectors	1.7
Insurance Brokers	1.7
Consulting Services	1.7
Computer Services	1.7
Banks — Commercial	1.7
Containers — Paper/Plastic	1.6
Medical Labs & Testing Services	1.6
Semiconductor Equipment	1.6
Medical — Drugs	1.5
Instruments — Controls	1.5
E-Commerce/Services	1.5
Apparel Manufacturers	1.4
Food — Misc./Diversified	1.3
Telecommunication Equipment	1.3
Chemicals — Specialty	1.3
Machinery — General Industrial	1.3
Home Decoration Products	1.2
Retail — Restaurants	1.2
Transport — Truck	1.2
Drug Delivery Systems	1.1
Building Products — Cement	1.0
Diversified Manufacturing Operations	1.0
Cruise Lines	1.0
Auction Houses/Art Dealers	1.0
Electric Products — Misc.	0.9
Entertainment Software	0.9
Computer Aided Design	0.9
Auto/Truck Parts & Equipment — Original	0.9
Finance — Consumer Loans	0.9
Electronic Measurement Instruments	0.9
Retail — Auto Parts	0.9
Disposable Medical Products	0.9
Wire & Cable Products	0.8
Electronic Components — Misc.	0.8
Aerospace/Defense	0.8
Printing — Commercial	0.8
Retail — Arts & Crafts	0.8
Medical Information Systems	0.7
Steel Pipe & Tube	0.7
Aerospace/Defense — Equipment	0.7
Retail — Gardening Products	0.7
Real Estate Management/Services	0.7
Decision Support Software	0.7
Finance — Other Services	0.7
Advertising Agencies	0.7
Airlines	0.7
Television	0.7
Textile — Home Furnishings	0.6
Toys	0.6
Lighting Products & Systems	0.6
Retail — Apparel/Shoe	0.6
Retail — Petroleum Products	0.6
Footwear & Related Apparel	0.5
Resorts/Theme Parks	0.5
E-Commerce/Products	0.5

Enterprise Software/Service	0.5
Transport — Services	0.5
Lasers — System/Components	0.5
Internet Content — Entertainment	0.5
Retail — Mail Order	0.5
Medical — Hospitals	0.4
Transport — Rail	0.4
Electronic Security Devices	0.4
Multimedia	0.4
Internet Security	0.4
Recreational Vehicles	0.4
Medical — Generic Drugs	0.4
Motion Pictures & Services	0.3
Patient Monitoring Equipment	0.3
Distribution/Wholesale	0.3
Agricultural Chemicals	0.3
Commercial Paper	0.2
Time Deposits	0.1

104.4%

*	Calculated as a percentage of net assets

173

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	19,246	$1,673,247

Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	16,042	2,003,165

Aerospace/Defense - Equipment — 0.7%
Orbital ATK, Inc.	21,175	1,806,863

Agricultural Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.	35,969	655,715

Airlines — 0.7%
Ryanair Holdings PLC ADR†	20,166	1,610,053

Apparel Manufacturers — 1.4%
Carter’s, Inc.	10,401	949,507
Gildan Activewear, Inc.#	93,707	2,547,894

		3,497,401

Applications Software — 2.1%
Dropbox, Inc., Class B†(1)(2)(3)	89,561	790,226
Intuit, Inc.	14,531	1,651,884
Red Hat, Inc.†	21,133	1,671,832
Tableau Software, Inc., Class A†	22,527	1,011,012

		5,124,954

Auction Houses/Art Dealers — 1.0%
Ritchie Bros. Auctioneers, Inc.	63,467	2,426,343

Auto/Truck Parts & Equipment - Original — 0.9%
Delphi Automotive PLC	33,338	2,133,632

Banks - Commercial — 1.7%
First Republic Bank	24,275	1,988,123
Signature Bank†	13,695	2,053,017

		4,041,140

Building Products - Cement — 1.0%
Vulcan Materials Co.	19,930	2,504,204

Chemicals - Specialty — 1.3%
Albemarle Corp.	19,190	1,684,498
Chemours Co.	55,745	1,378,017

		3,062,515

Commercial Services — 2.7%
Aramark	39,905	1,373,131
CoStar Group, Inc.†	9,346	1,786,114
Edenred	49,178	1,036,953
ServiceMaster Global Holdings, Inc.†	59,261	2,264,956

		6,461,154

Commercial Services - Finance — 4.5%
Equifax, Inc.	21,013	2,404,938
Global Payments, Inc.	18,441	1,264,131
IHS Markit, Ltd.†	55,881	2,008,363
Vantiv, Inc., Class A†	38,298	2,161,156
WEX, Inc.†	27,643	3,054,828

		10,893,416

Computer Aided Design — 0.9%
Cadence Design Systems, Inc.†	81,477	2,141,216

Computer Services — 1.7%
Amdocs, Ltd.	51,254	3,022,449
CSRA, Inc.	32,735	1,047,847

		4,070,296

Computer Software — 2.5%
Constellation Software, Inc.	5,550	2,588,209
Splunk, Inc.†#	24,485	1,410,826

Security Description	Shares	Value (Note 2)

Computer Software (continued)
SS&C Technologies Holdings, Inc.	71,676	$2,150,997

		6,150,032

Consulting Services — 1.7%
Gartner, Inc.†	8,629	887,234
Verisk Analytics, Inc.†	38,385	3,189,026

		4,076,260

Containers - Paper/Plastic — 1.6%
Berry Plastics Group, Inc.†	29,375	1,461,994
Sealed Air Corp.	53,456	2,437,593

		3,899,587

Cruise Lines — 1.0%
Norwegian Cruise Line Holdings, Ltd.†	22,005	876,019
Royal Caribbean Cruises, Ltd.	19,285	1,561,506

		2,437,525

Data Processing/Management — 2.6%
Broadridge Financial Solutions, Inc.	20,779	1,345,232
Fidelity National Information Services, Inc.	44,998	3,473,396
Jack Henry & Associates, Inc.	18,529	1,601,647

		6,420,275

Decision Support Software — 0.7%
MSCI, Inc.	21,954	1,729,975

Disposable Medical Products — 0.9%
STERIS PLC	31,739	2,082,396

Distribution/Wholesale — 0.3%
Fastenal Co.	15,134	717,352

Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	50,436	2,452,703

Drug Delivery Systems — 1.1%
Catalent, Inc.†	47,332	1,132,655
DexCom, Inc.†#	25,346	1,654,840

		2,787,495

E-Commerce/Services — 0.2%
SurveyMonkey, Inc.†(1)(2)(3)	44,965	505,182

Electric Products - Misc. — 0.9%
AMETEK, Inc.	47,438	2,246,189

Electronic Components - Misc. — 0.8%
Flex, Ltd.†	142,605	2,030,695

Electronic Components - Semiconductors — 5.2%
MACOM Technology Solutions Holdings, Inc.†	25,205	1,255,713
Microchip Technology, Inc.	26,526	1,755,491
Monolithic Power Systems, Inc.	14,265	1,170,301
NVIDIA Corp.#	21,925	2,021,485
ON Semiconductor Corp.†	141,553	1,667,494
Skyworks Solutions, Inc.	24,340	1,870,529
Xilinx, Inc.#	54,942	2,965,769

		12,706,782

Electronic Connectors — 1.7%
Amphenol Corp., Class A	19,161	1,307,930
TE Connectivity, Ltd.	43,197	2,921,845

		4,229,775

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	71,499	2,107,076

Electronic Security Devices — 0.4%
Allegion PLC	14,315	957,817

174

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†#	45,189	$1,226,429

Entertainment Software — 0.9%
Activision Blizzard, Inc.	59,398	2,174,561

Finance - Consumer Loans — 0.9%
Synchrony Financial	61,565	2,127,686

Finance - Investment Banker/Broker — 2.4%
LPL Financial Holdings, Inc.	52,581	2,165,811
TD Ameritrade Holding Corp.	90,998	3,731,828

		5,897,639

Finance - Other Services — 0.7%
SEI Investments Co.	35,746	1,686,496

Food - Misc./Diversified — 1.3%
Blue Buffalo Pet Products, Inc.†#	71,790	1,682,040
Snyder’s-Lance, Inc.	41,505	1,546,476

		3,228,516

Footwear & Related Apparel — 0.5%
Wolverine World Wide, Inc.#	57,784	1,301,873

Home Decoration Products — 1.2%
Newell Brands, Inc.	64,440	3,029,324

Instruments - Controls — 1.5%
Sensata Technologies Holding NV†	97,051	3,626,796

Instruments - Scientific — 2.1%
PerkinElmer, Inc.	68,644	3,481,623
Waters Corp.†	11,603	1,561,416

		5,043,039

Insurance Brokers — 1.7%
Aon PLC	24,155	2,756,086
Willis Towers Watson PLC	10,739	1,335,609

		4,091,695

Internet Content - Entertainment — 0.5%
Twitter, Inc.†	61,075	1,129,277

Internet Security — 0.4%
Proofpoint, Inc.†#	12,305	947,608

Lasers - System/Components — 0.5%
Coherent, Inc.†	8,795	1,147,747

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	5,941	1,493,627

Machinery - General Industrial — 1.3%
Middleby Corp.†	9,153	1,253,778
Roper Technologies, Inc.	5,179	937,969
Wabtec Corp.#	10,139	858,469

		3,050,216

Medical Information Systems — 0.7%
athenahealth, Inc.†#	19,201	1,816,415

Medical Instruments — 2.7%
Boston Scientific Corp.†	238,034	4,870,175
Edwards Lifesciences Corp.†	21,102	1,748,301

		6,618,476

Medical Labs & Testing Services — 1.6%
Quintiles IMS Holdings, Inc.†	49,955	3,838,043

Medical Products — 2.9%
Cooper Cos., Inc.	5,786	951,739
Henry Schein, Inc.†	12,045	1,794,223
Teleflex, Inc.	9,762	1,444,093

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Varian Medical Systems, Inc.†#	32,446	$2,914,624

		7,104,679

Medical - Biomedical/Gene — 2.1%
BioMarin Pharmaceutical, Inc.†	16,805	1,439,012
Celgene Corp.†	18,989	2,250,386
Incyte Corp.†	14,920	1,526,167

		5,215,565

Medical - Drugs — 1.5%
AbbVie, Inc.	11,889	722,851
DBV Technologies SA ADR†	12,648	461,905
TESARO, Inc.†#	5,044	684,421
Zoetis, Inc.	35,740	1,800,581

		3,669,758

Medical - Generic Drugs — 0.4%
Perrigo Co. PLC#	10,585	913,909

Medical - Hospitals — 0.4%
Universal Health Services, Inc., Class B	8,781	1,080,239

Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A	16,770	773,935

Multimedia — 0.4%
FactSet Research Systems, Inc.	5,934	950,449

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	12,193	754,381

Printing - Commercial — 0.8%
Cimpress NV†#	21,564	1,874,990

Real Estate Investment Trusts — 3.7%
Crown Castle International Corp.	37,019	3,089,606
Equinix, Inc.	5,578	1,889,603
Lamar Advertising Co., Class A#	58,674	3,889,499

		8,868,708

Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	60,660	1,761,566

Recreational Vehicles — 0.4%
Polaris Industries, Inc.#	10,877	944,776

Resort/Theme Parks — 0.5%
Cedar Fair LP	21,075	1,285,996

Retail - Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	16,327	1,435,470

Retail - Arts & Crafts — 0.8%
Michaels Cos., Inc.†	75,995	1,852,758

Retail - Auto Parts — 0.9%
Advance Auto Parts, Inc.	12,415	2,107,074

Retail - Discount — 1.8%
Dollar General Corp.	13,691	1,058,588
Dollar Tree, Inc.†	36,600	3,226,656

		4,285,244

Retail - Gardening Products — 0.7%
Tractor Supply Co.	24,013	1,802,656

Retail - Mail Order — 0.5%
Williams-Sonoma, Inc.#	20,370	1,115,869

Retail - Petroleum Products — 0.6%
World Fuel Services Corp.	30,230	1,344,026

Retail - Restaurants — 1.2%
Dunkin’ Brands Group, Inc.#	54,344	2,950,336

175

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 1.6%
KLA-Tencor Corp.	30,046	$2,398,872
Lam Research Corp.	13,088	1,387,590

		3,786,462

Steel Pipe & Tube — 0.7%
Mueller Water Products, Inc., Class A	136,770	1,809,467

Telecommunication Equipment — 1.3%
Nice, Ltd. ADR#	48,315	3,178,644

Television — 0.7%
AMC Networks, Inc., Class A†	28,500	1,574,625

Textile - Home Furnishings — 0.6%
Mohawk Industries, Inc.†	7,735	1,527,198

Toys — 0.6%
Hasbro, Inc.#	17,605	1,503,291

Transport - Rail — 0.4%
Canadian Pacific Railway, Ltd.	6,667	1,021,718

Transport - Services — 0.5%
Expeditors International of Washington, Inc.	22,471	1,185,121

Transport - Truck — 1.2%
Old Dominion Freight Line, Inc.†	33,242	2,902,027

Wire & Cable Products — 0.7%
Belden, Inc.	24,385	1,802,051

Total Common Stocks
(cost $212,894,809)		237,500,881

CONVERTIBLE PREFERRED SECURITIES — 1.9%
Applications Software — 0.0%
Dropbox, Inc., Series A†(1)(2)(3)	8,758	77,274

E-Commerce/Products — 0.5%
Flipkart, Ltd., Series D†(1)(2)(3)	13,407	1,284,927

E-Commerce/Services — 1.3%
Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,088,890

Wire & Cable Products — 0.1%
Belden, Inc.† 6.75%	2,200	235,510

Total Convertible Preferred Securities
(cost $1,804,697)		4,686,601

Total Long-Term Investment Securities
(cost $214,699,506)		242,187,482

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Commercial Paper — 0.2%
BNP Paribas NY 0.30% due 12/01/16	$400,000	400,000

Registered Investment Companies — 4.5%
State Street Navigator Securities Lending Prime Portfolio 0.26%(4)(5)	11,048,079	11,048,079

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/16	180,000	180,000

Total Short-Term Investment Securities
(cost $11,628,079)		11,628,079

TOTAL INVESTMENTS
(cost $226,327,585)(6)	104.4%	253,815,561
Liabilities in excess of other assets	(4.4)	(10,711,136)

NET ASSETS	100.0%	$243,104,425

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $5,746,499 representing 2.4% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc. Class B	05/01/2012	89,561	$810,680	$790,226	$8.82	0.33%
SurveyMonkey, Inc.	11/25/2014	44,965	739,674	505,182	11.24	0.20
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	29,418	1,197,696	3,088,890	105.00	1.27
Dropbox, Inc. Series A	05/25/2012	8,758	79,351	77,274	8.82	0.03
Flipkart, Ltd. Series D	10/04/2013	13,407	307,650	1,284,927	95.84	0.53

				$5,746,499		2.36%

(4)	At November 30, 2016, the Fund had loaned securities with a total value of $24,494,514. This was secured by collateral of $11,048,079, which was received in cash and subsequently invested in short-term investments currently valued at $11,048,079 as reported in the Portfolio of Investments. Additional collateral of $14,197,149 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	$5,269,402
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	8,927,747

(5)	The rate shown is the 7-day yield as of November 30, 2016.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

176

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$4,334,728	$—	$790,226	$5,124,954
E-Commerce/Services	—	—	505,182	505,182
Other Industries	231,870,745	—	—	231,870,745
Convertible Preferred Securities:
Wire & Cable Products	235,510	—	—	235,510
Other Industries	—	—	4,451,091	4,451,091
Short-Term Investment Securities:
Registered Investment Companies	11,048,079	—	—	11,048,079
Other Short-Term Investment Securities	—	580,000	—	580,000

Total Investments at Value	$247,489,062	$580,000	$5,746,499	$253,815,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2016	$1,201,189	$4,652,660
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(431,773)
Change in unrealized appreciation(1)	94,219	446,347
Change in unrealized depreciation(1)	—	(203,923)
Net purchases	—	—
Net sales	—	(12,220)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of November 30, 2016	$1,295,408	$4,451,091

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$94,219	$(195,457)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 11/30/16	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$790,226	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple* Trailing Twelve Months Sales Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	4.5x - 6.2x (5.3x) 9.1x 10.0% 39.0% 2.67 0.97%

	$505,182	Market Approach	Transaction Price* EBITIDA Multiple* Estimated Revenue Multiple* Discount for Lack of Marketability	$16.4500 25.425x 5.8x 10.0%

177

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Description	Value at 11/30/16	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$1,284,927	Market Approach and Income Approach	Market Transaction Price* Enterprise Value/Revenue Multiple* Estimated Revenue Mulitiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$142.2400 2.9x - 3.1x (3.0x) 2.2x 8.25% - 10% (9.125%) 18% 4.0%

	$3,088,890	Market Approach	Transaction Price*	$105.0000

	$77,274	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple* Trailing Twelve Months Sales Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	4.5x - 6.2x (5.3x) 9.1x 10.0% 39.0% 2.67 0.97%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

178

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Computers	10.6%
Web Portals/ISP	10.2
Applications Software	9.1
Medical — Biomedical/Gene	8.9
Electronic Components — Semiconductors	7.4
E-Commerce/Products	7.3
Internet Content — Entertainment	5.8
Cable/Satellite TV	5.0
Semiconductor Components — Integrated Circuits	3.0
Food — Misc./Diversified	2.9
Networking Products	2.7
E-Commerce/Services	2.1
Retail — Drug Store	1.6
Commercial Services — Finance	1.6
Retail — Discount	1.5
Retail — Restaurants	1.5
Entertainment Software	1.2
Multimedia	1.2
Cellular Telecom	1.0
Semiconductor Equipment	0.9
Electronic Forms	0.9
Pharmacy Services	0.9
Data Processing/Management	0.8
Computers — Memory Devices	0.7
Transport — Rail	0.6
Computer Services	0.6
Hotels/Motels	0.6
Auto — Cars/Light Trucks	0.5
Retail — Apparel/Shoe	0.5
Retail — Auto Parts	0.5
Beverages — Non-alcoholic	0.5
Medical Instruments	0.4
Airlines	0.4
Registered Investment Companies	0.4
Radio	0.4
Auto — Heavy Duty Trucks	0.4
Medical — Generic Drugs	0.4
Repurchase Agreements	0.3
Medical Information Systems	0.3
Retail — Perfume & Cosmetics	0.3
Computer Aided Design	0.3
U.S. Government Treasuries	0.3
Medical — Drugs	0.3
Internet Security	0.3
Computer Data Security	0.3
Consulting Services	0.3
Distribution/Wholesale	0.2
Dental Supplies & Equipment	0.2
Enterprise Software/Service	0.2
Building — Heavy Construction	0.2
Medical Products	0.2
Computer Software	0.2
Toys	0.2
Broadcast Services/Program	0.2
Retail — Gardening Products	0.2
Food — Retail	0.2
Retail — Catalog Shopping	0.2
Cruise Lines	0.2
Retail — Bedding	0.1
Hazardous Waste Disposal	0.1

100.3%

*	Calculated as a percentage of net assets

179

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Airlines — 0.4%
American Airlines Group, Inc.#	30,507	$1,416,745

Applications Software — 9.1%
Citrix Systems, Inc.†	8,965	777,535
Intuit, Inc.	14,731	1,674,620
Microsoft Corp.	448,617	27,033,660

		29,485,815

Auto - Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†#	8,592	1,627,325

Auto - Heavy Duty Trucks — 0.4%
PACCAR, Inc.#	20,180	1,254,187

Beverages - Non-alcoholic — 0.5%
Monster Beverage Corp.†	32,877	1,471,246

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†#	8,687	235,331
Discovery Communications, Inc., Class C†	13,733	363,100

		598,431

Building - Heavy Construction — 0.2%
SBA Communications Corp., Class A†	7,174	709,939

Cable/Satellite TV — 5.0%
Charter Communications, Inc., Class A†	15,597	4,294,010
Comcast Corp., Class A	138,306	9,613,650
DISH Network Corp., Class A†	13,035	748,861
Liberty Global PLC, Class A†	15,220	476,690
Liberty Global PLC, Class C†	37,119	1,130,274

		16,263,485

Cellular Telecom — 1.0%
T-Mobile US, Inc.†#	47,365	2,567,657
Vodafone Group PLC ADR	23,030	562,853

		3,130,510

Commercial Services - Finance — 1.6%
Automatic Data Processing, Inc.	26,262	2,521,677
PayPal Holdings, Inc.†	69,483	2,729,292

		5,250,969

Computer Aided Design — 0.3%
Autodesk, Inc.†#	12,774	927,520

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†#	9,872	812,762

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	34,942	1,924,605

Computer Software — 0.2%
Akamai Technologies, Inc.†	10,059	670,935

Computers — 10.6%
Apple, Inc.	310,214	34,284,851

Computers - Memory Devices — 0.7%
NetApp, Inc.	16,019	585,654
Seagate Technology PLC#	17,258	692,046
Western Digital Corp.	16,365	1,041,796

		2,319,496

Consulting Services — 0.3%
Verisk Analytics, Inc.†	9,728	808,202

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†#	13,075	520,516

Data Processing/Management — 0.8%
Fiserv, Inc.†	12,655	1,323,966

Security Description	Shares	Value (Note 2)

Data Processing/Management (continued)
Paychex, Inc.#	20,756	$1,223,566

		2,547,532

Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	13,415	780,485

Distribution/Wholesale — 0.2%
Fastenal Co.#	16,636	788,546

E-Commerce/Products — 7.3%
Amazon.com, Inc.†	27,293	20,485,307
eBay, Inc.†	64,998	1,807,594
JD.com, Inc. ADR†	52,725	1,416,721

		23,709,622

E-Commerce/Services — 2.1%
Ctrip.com International, Ltd. ADR†#	21,538	974,164
Expedia, Inc.#	7,892	979,003
Liberty Expedia Holdings, Inc., Class A†	3,114	136,891
Liberty Ventures, Series A†	4,671	182,262
Priceline Group, Inc.†	2,846	4,279,473
TripAdvisor, Inc.†	7,649	369,294

		6,921,087

Electronic Components - Semiconductors — 7.4%
Broadcom, Ltd.	22,770	3,882,057
Intel Corp.	272,365	9,451,066
Microchip Technology, Inc.	12,394	820,235
Micron Technology, Inc.†	59,780	1,167,503
NVIDIA Corp.#	30,800	2,839,760
Skyworks Solutions, Inc.#	10,794	829,519
Texas Instruments, Inc.	57,755	4,269,827
Xilinx, Inc.#	14,593	787,730

		24,047,697

Electronic Forms — 0.9%
Adobe Systems, Inc.†	28,687	2,949,310

Enterprise Software/Service — 0.2%
CA, Inc.	24,119	770,843

Entertainment Software — 1.2%
Activision Blizzard, Inc.	42,686	1,562,734
Electronic Arts, Inc.†#	17,315	1,372,041
NetEase, Inc. ADR	4,396	985,144

		3,919,919

Food - Misc./Diversified — 2.9%
Kraft Heinz Co.#	70,100	5,723,665
Mondelez International, Inc., Class A	89,553	3,693,166

		9,416,831

Food - Retail — 0.2%
Whole Foods Market, Inc.	18,354	557,778

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	4,896	357,261

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	22,483	1,771,211

Internet Content - Entertainment — 5.8%
Facebook, Inc., Class A†	133,733	15,836,662
Netflix, Inc.†	24,682	2,887,794

		18,724,456

Internet Security — 0.3%
Symantec Corp.	35,440	864,382

180

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Information Systems — 0.3%
Cerner Corp.†	19,442	$967,823

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	2,216	1,426,528

Medical Products — 0.2%
Henry Schein, Inc.†#	4,709	701,453

Medical - Biomedical/Gene — 8.9%
Alexion Pharmaceuticals, Inc.†	12,910	1,582,637
Amgen, Inc.	43,083	6,206,968
Biogen, Inc.†	12,615	3,709,693
BioMarin Pharmaceutical, Inc.†#	9,849	843,370
Celgene Corp.†	44,624	5,288,390
Gilead Sciences, Inc.	75,973	5,599,210
Illumina, Inc.†#	8,440	1,123,701
Incyte Corp.†#	10,823	1,107,085
Regeneron Pharmaceuticals, Inc.†#	5,952	2,257,236
Vertex Pharmaceuticals, Inc.†#	14,265	1,164,167

		28,882,457

Medical - Drugs — 0.3%
Shire PLC ADR	5,103	890,984

Medical - Generic Drugs — 0.4%
Mylan NV†	30,795	1,127,405

Multimedia — 1.2%
Twenty-First Century Fox, Inc., Class A	61,255	1,721,878
Twenty-First Century Fox, Inc., Class B	45,971	1,289,947
Viacom, Inc., Class B	19,990	749,225

		3,761,050

Networking Products — 2.7%
Cisco Systems, Inc.	289,562	8,634,739

Pharmacy Services — 0.9%
Express Scripts Holding Co.†	36,282	2,753,078

Radio — 0.4%
Sirius XM Holdings, Inc.#	280,821	1,283,352

Retail - Apparel/Shoe — 0.5%
Ross Stores, Inc.	23,000	1,554,570

Retail - Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	5,465	1,500,142

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.	8,892	398,451

Retail - Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†#	25,713	532,516

Retail - Discount — 1.5%
Costco Wholesale Corp.	25,220	3,785,774
Dollar Tree, Inc.†	13,567	1,196,067

		4,981,841

Retail - Drug Store — 1.6%
Walgreens Boots Alliance, Inc.	62,309	5,279,442

Retail - Gardening Products — 0.2%
Tractor Supply Co.	7,695	577,664

Retail - Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	3,591	931,865

Retail - Restaurants — 1.5%
Starbucks Corp.#	84,432	4,894,523

Semiconductor Components - Integrated Circuits — 3.0%
Analog Devices, Inc.#	17,701	1,314,122
Maxim Integrated Products, Inc.	16,322	640,965

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
NXP Semiconductors NV†	19,528	$1,936,201
QUALCOMM, Inc.	84,838	5,780,013

		9,671,301

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	62,227	2,003,709
Lam Research Corp.	9,226	978,141

		2,981,850

Toys — 0.2%
Mattel, Inc.#	19,610	619,088

Transport - Rail — 0.6%
CSX Corp.	54,461	1,950,248

Web Portals/ISP — 10.2%
Alphabet, Inc., Class A†	16,974	13,169,787
Alphabet, Inc., Class C†	19,781	14,994,789
Baidu, Inc. ADR†	15,776	2,633,803
Yahoo!, Inc.†	54,794	2,247,650

		33,046,029

Total Long-Term Investment Securities
(cost $172,108,778)		320,952,898

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	1,357,700	1,357,700

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.16% due 12/15/2016(3)	$900,000	899,949

Total Short-Term Investment Securities
(cost $2,257,644)		2,257,649

REPURCHASE AGREEMENTS — 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $1,106,000)	1,106,000	1,106,000

TOTAL INVESTMENTS
(cost $175,472,422)(5)	100.3%	324,316,547
Liabilities in excess of other assets	(0.3)	(968,088)

NET ASSETS	100.0%	$323,348,459

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2016.
(2)	At November 30, 2016, the Fund had loaned securities with a total value of $38,877,513. This was secured by collateral of $1,357,700, which was received in cash and subsequently invested in short-term investments currently valued at $1,357,700 as reported in the Portfolio of Investments. Additional collateral of $38,942,041 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$2,494,836
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	4,516,194
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	7,552,144
United States Treasury Bills	0.00%	12/08/2016 to 05/25/2017	1,681,364
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2017 to 05/15/2046	22,697,503

181

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
23	Long	NASDAQ 100 E-Mini Index	December 2016	$2,175,340	$2,215,360	$40,020

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$320,952,898	$—	$—	$320,952,898
Short-Term Investment Securities:
Registered Investment Companies	1,357,700	—	—	1,357,700
U.S. Government Treasuries	—	899,949	—	899,949
Repurchase Agreements	—	1,106,000	—	1,106,000

Total Investments at Value	$322,310,598	$2,005,949	$—	$324,316,547

Other Financial lnstruments:†
Futures Contracts	$40,020	$—	$—	$40,020

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

182

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2016 — (unaudited)

Industry Allocation*

Applications Software	11.3%
Electronic Components — Semiconductors	8.1
Registered Investment Companies	7.3
E-Commerce/Stiervices	6.5
E-Commerce/Products	6.5
Web Portals/ISP	6.4
Commercial Services — Finance	6.0
Internet Content — Entertainment	5.9
Semiconductor Components — Integrated Circuits	5.0
Computers	3.7
Finance — Credit Card	3.4
Computer Services	3.4
Semiconductor Equipment	2.8
Networking Products	2.6
Computers — Memory Devices	2.2
Electronic Components — Misc.	1.8
Internet Application Software	1.6
Internet Content — Information/News	1.5
Time Deposits	1.4
Data Processing/Management	1.2
Multimedia	1.2
Cable/Satellite TV	1.1
Entertainment Software	1.1
Internet Security	1.0
Enterprise Software/Service	1.0
Photo Equipment & Supplies	1.0
Telephone — Integrated	0.8
Electronic Forms	0.7
Electronic Connectors	0.6
Aerospace/Defense	0.6
Publishing — Newspapers	0.5
Auto — Cars/Light Trucks	0.5
Real Estate Investment Trusts	0.4
E-Services/Consulting	0.4
Electric Products — Misc.	0.4
Electronic Measurement Instruments	0.3
Telecom Equipment — Fiber Optics	0.3
Software Tools	0.3
Metal Processors & Fabrication	0.3
Finance — Other Services	0.3
Web Hosting/Design	0.3
Computer Software	0.3
Auto/Truck Parts & Equipment — Original	0.3
Lasers — System/Components	0.3
Medical — Drugs	0.2
Medical Instruments	0.2
Computers — Integrated Systems	0.2
Hazardous Waste Disposal	0.2
Repurchase Agreements	0.2
Circuit Boards	0.2
Diversified Manufacturing Operations	0.2
Decision Support Software	0.1
Computer Data Security	0.1
Power Converter/Supply Equipment	0.1
Computers — Other	0.1
Computer Graphics	0.1
Audio/Video Products	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Motion Pictures & Services	0.1
Industrial Automated/Robotic	0.1
Consulting Services	0.1

105.0%

*	Calculated as a percentage of net assets

183

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.8%
Advanced Materials — 0.0%
STR Holdings, Inc.†#	91,532	$15,112

Aerospace/Defense — 0.6%
Boeing Co.	35,500	5,344,880

Applications Software — 11.1%
Dropbox, Inc., Class B†(2)(3)(4)	135,924	1,199,303
Intuit, Inc.	126,291	14,356,761
Microsoft Corp.	701,165	42,252,203
Paycom Software, Inc.†#	144,735	6,494,259
Red Hat, Inc.†	218,442	17,280,947
salesforce.com, Inc.†	163,338	11,760,336
ServiceNow, Inc.†	102,889	8,555,220
Tableau Software, Inc., Class A†	84,810	3,806,273

		105,705,302

Audio/Video Products — 0.1%
Pioneer Corp.†#	489,800	1,010,382

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†#	26,411	5,002,243

Auto/Truck Parts & Equipment - Original — 0.3%
Hota Industrial Manufacturing Co., Ltd.	340,000	1,306,748
Mobileye NV†	30,016	1,117,496

		2,424,244

Auto/Truck Parts & Equipment - Replacement — 0.1%
Tung Thih Electronic Co., Ltd.	111,000	957,707

Cable/Satellite TV — 1.1%
Liberty Global PLC LiLAC, Class C†	34,644	733,413
Liberty Global PLC, Class C†	329,100	10,021,095

		10,754,508

Circuit Boards — 0.2%
Silergy Corp.	105,000	1,602,689

Commercial Services - Finance — 6.0%
Automatic Data Processing, Inc.	51,117	4,908,254
Cardtronics PLC, Class A†	18,098	895,308
Equifax, Inc.	24,254	2,775,870
FleetCor Technologies, Inc.†	27,672	4,132,536
Global Payments, Inc.	188,771	12,940,252
PayPal Holdings, Inc.†	257,344	10,108,472
Sabre Corp.#	253,900	6,563,315
Square, Inc., Class A†	101,025	1,307,264
Total System Services, Inc.	36,512	1,797,121
TransUnion†	104,897	3,129,078
Vantiv, Inc., Class A†	74,068	4,179,657
WEX, Inc.†	41,106	4,542,624

		57,279,751

Computer Data Security — 0.1%
Fortinet, Inc.†	38,470	1,157,947

Computer Graphics — 0.1%
CyberArk Software, Ltd.†	19,875	1,013,824

Computer Services — 3.4%
Accenture PLC, Class A	45,904	5,482,315
Cognizant Technology Solutions Corp., Class A†	104,395	5,750,076
Computer Sciences Corp.	96,625	5,858,374
CSRA, Inc.	100,096	3,204,073
Dell Technologies, Inc., Class V†	1,205	64,540
Genpact, Ltd.†	177,050	4,236,806
Hewlett Packard Enterprise Co.	309,255	7,360,269

		31,956,453

Security Description	Shares	Value (Note 2)

Computer Software — 0.3%
j2 Global, Inc.	36,312	$2,669,295

Computers — 3.7%
Apple, Inc.	271,471	30,002,975
HP, Inc.	228,230	3,514,742
Quanta Computer, Inc.	792,000	1,476,008

		34,993,725

Computers - Integrated Systems — 0.2%
VeriFone Systems, Inc.†	119,168	2,012,748

Computers - Memory Devices — 2.2%
NetApp, Inc.	163,445	5,975,549
Pure Storage, Inc., Class A†#	300,826	4,196,523
Seagate Technology PLC#	202,259	8,110,586
Western Digital Corp.	46,087	2,933,898

		21,216,556

Computers - Other — 0.1%
Stratasys, Ltd.†#	56,511	1,020,024

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	15,235	576,035

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	91,505	7,063,271
First Data Corp., Class A†	23,815	346,984
Fiserv, Inc.†	27,345	2,860,834

		10,271,089

Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	20,515	1,240,132

Diversified Manufacturing Operations — 0.2%
Toshiba Corp.†	402,600	1,496,312

E-Commerce/Products — 6.4%
Alibaba Group Holding, Ltd. ADR†#	62,283	5,855,848
Amazon.com, Inc.†	67,748	50,849,616
Flipkart, Ltd.†(2)(3)(4)	626	59,996
JD.com, Inc. ADR†#	63,900	1,716,993
Vipshop Holdings, Ltd. ADR†#	192,222	2,156,731

		60,639,184

E-Commerce/Services — 5.7%
58.com, Inc. ADR†#	333,294	10,688,738
Angie’s List, Inc.†#	94,007	807,520
Ctrip.com International, Ltd. ADR†#	71,000	3,211,330
Expedia, Inc.	71,592	8,880,988
GrubHub, Inc.†	38,334	1,419,508
Just Eat PLC†	389,277	2,851,755
MercadoLibre, Inc.	26,719	4,216,793
Priceline Group, Inc.†#	12,512	18,814,044
Quotient Technology, Inc.†	48,825	624,960
Zillow Group, Inc., Class C†#	79,855	2,868,392

		54,384,028

E-Services/Consulting — 0.4%
CDW Corp.	76,322	3,910,739

Electric Products - Misc. — 0.4%
Nidec Corp.	38,345	3,432,130

Electronic Components - Misc. — 1.8%
Bizlink Holding, Inc.	226,602	1,091,313
Corning, Inc.	220,303	5,293,881
Garmin, Ltd.#	151,207	7,886,957
Land Mark Optoelectronics Corp.	183,976	1,552,711
Tongda Group Holdings, Ltd.	3,840,000	1,128,756

		16,953,618

184

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Components - Semiconductors — 8.1%
Broadcom, Ltd.	84,269	$14,367,022
Cavium, Inc.†	37,447	2,135,602
Infineon Technologies AG	222,754	3,725,433
Intel Corp.	288,004	9,993,739
Microchip Technology, Inc.#	144,988	9,595,306
Micron Technology, Inc.†	800,552	15,634,781
Microsemi Corp.†	76,971	4,214,162
NVIDIA Corp.#	40,055	3,693,071
Samsung Electronics Co., Ltd.	1,776	2,652,492
SK Hynix, Inc.	108,083	3,966,264
Skyworks Solutions, Inc.	34,728	2,668,847
Texas Instruments, Inc.	36,635	2,708,426
Win Semiconductors Corp.	625,983	1,781,340

		77,136,485

Electronic Connectors — 0.6%
TE Connectivity, Ltd.	80,300	5,431,492

Electronic Forms — 0.7%
Adobe Systems, Inc.†	63,733	6,552,390

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	39,100	1,719,618
Itron, Inc.†	22,551	1,447,774

		3,167,392

Electronic Parts Distribution — 0.0%
Tech Data Corp.†	2,310	196,050

Enterprise Software/Service — 1.0%
Oracle Corp.	70,786	2,844,889
Veeva Systems, Inc., Class A†	75,639	3,515,701
Workday, Inc., Class A†	38,341	3,232,913

		9,593,503

Entertainment Software — 1.1%
Activision Blizzard, Inc.	4,831	176,863
Electronic Arts, Inc.†#	104,781	8,302,846
NetEase, Inc. ADR	9,327	2,090,181

		10,569,890

Finance - Credit Card — 3.4%
Alliance Data Systems Corp.	31,613	7,232,422
MasterCard, Inc., Class A	68,316	6,981,895
Visa, Inc., Class A	234,338	18,119,014

		32,333,331

Finance - Other Services — 0.3%
WageWorks, Inc.†#	38,367	2,833,403

Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	25,200	1,838,844

Industrial Automated/Robotic — 0.1%
Cognex Corp.	12,670	756,526

Internet Application Software — 1.6%
Tencent Holdings, Ltd.	547,867	13,681,665
Zendesk, Inc.†#	62,430	1,329,135

		15,010,800

Internet Content - Entertainment — 5.9%
Facebook, Inc., Class A†	404,434	47,893,074
Netflix, Inc.†	70,816	8,285,472

		56,178,546

Internet Content - Information/News — 1.5%
LinkedIn Corp., Class A†	66,016	12,888,964

Security Description	Shares	Value (Note 2)

Internet Content - Information/News (continued)
M3, Inc.	63,070	$1,627,951

		14,516,915

Internet Security — 1.0%
Imperva, Inc.†	16,919	645,460
Palo Alto Networks, Inc.†	4,611	619,580
Proofpoint, Inc.†#	78,401	6,037,661
VeriSign, Inc.†#	32,586	2,569,406

		9,872,107

Lasers - System/Components — 0.3%
Coherent, Inc.†	17,923	2,338,952

Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	3,200	2,059,968

Medical - Drugs — 0.2%
Grifols SA ADR	136,000	2,125,680

Metal Processors & Fabrication — 0.3%
Catcher Technology Co., Ltd.	401,000	2,912,544

Motion Pictures & Services — 0.1%
Kingpak Technology, Inc.	174,707	948,273

Multimedia — 1.2%
Twenty-First Century Fox, Inc., Class A	194,700	5,473,017
Walt Disney Co.	54,700	5,421,864

		10,894,881

Networking Products — 2.6%
Arista Networks, Inc.†#	56,275	5,335,433
Cisco Systems, Inc.	660,413	19,693,515

		25,028,948

Photo Equipment & Supplies — 1.0%
Largan Precision Co., Ltd.	44,532	5,155,557
Sunny Optical Technology Group Co., Ltd.	836,785	4,212,784

		9,368,341

Power Converter/Supply Equipment — 0.1%
Voltronic Power Technology Corp.	87,854	1,150,787

Publishing - Newspapers — 0.5%
News Corp., Class A	444,700	5,140,732

Real Estate Investment Trusts — 0.4%
Equinix, Inc.	11,900	4,031,244

Semiconductor Components - Integrated Circuits — 5.0%
Analog Devices, Inc.	38,363	2,848,069
Cypress Semiconductor Corp.#	255,985	2,879,831
Himax Technologies, Inc. ADR#	261,256	1,925,457
Marvell Technology Group, Ltd.	238,900	3,425,826
Maxim Integrated Products, Inc.	29,070	1,141,579
MaxLinear, Inc., Class A†	95,100	1,942,893
NXP Semiconductors NV†	188,606	18,700,285
Parade Technologies, Ltd.	236,000	2,491,576
QUALCOMM, Inc.	116,076	7,908,258
Semiconductor Manufacturing International Corp.†#	7,609,000	1,030,033
Taiwan Semiconductor Manufacturing Co., Ltd.	550,780	3,162,323

		47,456,130

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	355,780	11,456,116
Chunghwa Precision Test Tech Co., Ltd.	31,000	1,147,680
FormFactor, Inc.†	137,092	1,535,431
KLA-Tencor Corp.	47,112	3,761,422
Lam Research Corp.	46,688	4,949,862

185

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
MKS Instruments, Inc.	25,704	$1,479,265
Tokyo Electron, Ltd.	19,500	1,785,433

		26,115,209

Software Tools — 0.3%
Nutanix, Inc., Class B(1)(3)(4)	95,451	3,054,432

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	20,352	436,550
Oclaro, Inc.†	300,907	2,690,109

		3,126,659

Telephone - Integrated — 0.8%
SoftBank Group Corp.	125,600	7,368,797

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†#	54,200	1,915,428
Wix.com, Ltd.†#	17,770	879,615

		2,795,043

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	36,577	28,379,363
Alphabet, Inc., Class C†	23,973	18,172,493
Baidu, Inc. ADR†	26,351	4,399,299
Yahoo!, Inc.†	213,600	8,761,872

		59,713,027

Total Common Stocks
(cost $800,008,719)		900,657,978

CONVERTIBLE PREFERRED SECURITIES — 1.3%
Applications Software — 0.2%
Dropbox, Inc. Series A-1†(2)(3)(4)	119,521	1,054,574
Dropbox, Inc., Series A†(2)(3)(4)	12,378	109,215
Snapchat, Inc. Series F†(2)(3)(4)	38,823	1,192,642

		2,356,431

Data Processing/Management — 0.1%
Cloudera, Inc. Series F†(2)(3)(4)	54,446	1,056,797

E-Commerce/Products — 0.1%
Flipkart, Ltd. Series A†(2)(3)(4)	216	20,701
Flipkart, Ltd. Series C†(2)(3)(4)	377	36,132
Flipkart, Ltd. Series E†(2)(3)(4)	700	67,088
Flipkart, Ltd. Series G†(2)(3)(4)	4,085	391,506

		515,427

E-Commerce/Services — 0.8%
Airbnb, Inc. Series E†(2)(3)(4)	26,943	2,829,015
Uber Technologies, Inc. Series E†(2)(3)(4)	86,516	4,219,576
Xiaoju Kuaizhi, Inc. Series A-17†(2)(3)(4)	11,731	448,442

		7,497,033

Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(2)(3)(4)	205,650	1,151,640

Total Convertible Preferred Securities
(cost $9,464,051)		12,577,328

Total Long-Term Investment Securities
(cost $809,472,770)		913,235,306

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Registered Investment Companies — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28%(5)	500,000	500,000
State Street Navigator Securities Lending Prime Portfolio 0.26%(5)(6)	53,112,631	53,112,631
T. Rowe Price Government Reserve Fund 0.36%(5)	15,721,649	15,721,649

		69,334,280

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$13,570,000	$13,570,000

Total Short-Term Investment Securities
(cost $82,904,280)		82,904,280

REPURCHASE AGREEMENTS — 0.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount $1,670,000 collateralized by $1,615,000 of U.S. Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $1,706,926 (cost $1,670,000)	1,670,000	1,670,000

TOTAL INVESTMENTS
(cost $894,047,050)(7)	105.0%	997,809,586
Liabilities in excess of other assets	(5.0)	(47,546,902)

NET ASSETS	100.0%	$950,262,684

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $16,891,059 representing 1.8% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2016, the Fund held the following restricted securities:

186

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	135,924	$1,230,337	$1,199,303	$8.82	0.13%
Flipkart, Ltd.	03/19/2015	626	71,363	59,996	95.84	0.01
Nutanix, Inc., Class B	08/25/2014	95,451	1,278,709	3,054,432	32.00	0.32
Convertible Preferred Securities
Airbnb, Inc. Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,829,015	105.00	0.30

Cloudera, Inc. Series F	02/05/2014	54,446	792,733	1,056,797	19.41	0.11
Dropbox, Inc. Series A-1	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	1,054,574	8.82	0.11

Dropbox, Inc. Series A	05/01/2012	12,378	112,010	109,215	8.82	0.01
Flipkart, Ltd. Series A	03/19/2015	216	24,624	20,701	95.84	0.00
Flipkart, Ltd. Series C	03/19/2015	377	42,978	36,132	95.84	0.00
Flipkart, Ltd. Series E	03/19/2015	700	79,799	67,088	95.84	0.01
Flipkart, Ltd. Series G	12/17/2014	4,085	489,220	391,506	95.84	0.04

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Pinterest, Inc. Series G	03/19/2015	205,650	$1,476,380	$1,151,640	$5.60	0.12%
Snapchat, Inc. Series F	05/06/2016	38,823	1,192,643	1,192,642	30.72	0.13
Uber Technologies, Inc. Series E	06/05/2014	86,516	1,342,127	4,219,576	48.77	0.44
Xiaoju Kuaizhi, Inc. Series A-17	10/19/2015	11,731	321,737	448,442	38.23	0.05

				$16,891,059		1.78%

(5)	The rate shown is the 7-day yield as of November 30, 2016.
(6)	At November 30, 2016, the Fund had loaned securities with a total value of $117,733,208. This was secured by collateral of $53,112,631, which was received in cash and subsequently invested in short-term investments currently valued at $53,112,631 as reported in the Portfolio of Investments. Additional collateral of $69,662,466 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	$14,028,964
United States Treasury Notes/Bonds	zero coupon to 8.13%	12/31/2016 to 05/15/2046	55,633,502

(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$104,505,999	$—	$1,199,303	$105,705,302
E-Commerce/Products	60,579,188	—	59,996	60,639,184
Software Tools	—	3,054,432	—	3,054,432
Other Industries	731,259,060	—	—	731,259,060
Convertible Preferred Securities	—	—	12,577,328	12,577,328
Short-Term Investment Securities:
Registered Investment Companies	69,334,280	—	—	69,334,280
Time Deposits	—	13,570,000	—	13,570,000
Repurchase Agreements	—	1,670,000	—	1,670,000

Total Investments at Value	$965,678,527	$18,294,432	$13,836,627	$997,809,586

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2016	$1,135,546	$13,736,445
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss		—
Change in unrealized appreciation(1)	131,393	361,973
Change in unrealized depreciation(1)	(7,640)	(242,381)

187

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

	Common Stocks	Convertible Preferred Securities
Net Purchases	$—	$—
Net Sales	—	(1,278,709)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2016	$1,259,299	$12,577,328

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$123,753	$(18,478)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/16	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$59,996	Market Approach and Income Approach	Market Transaction Price* Enterprise Value/Revenue Multiple* Estimated Revenue Mulitiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$142.2400 2.9x - 3.1x (3.0x) 2.2x 8.25% - 10.0% (9.125%) 18.0% 4.0%

	$1,199,303	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple* Trailing Twelve Months Sales Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	4.5x - 6.2x (5.3x) 9.1x 10.0% 39.0% 2.67 0.97%

Convertible Preferred Securities	$8,689,675	Market Approach	Transaction Price*	$30.72 - $105.00 ($55.679825)

	$1,151,640	Market Approach	Enterprise Value/Revenue Multiple* Discount for Lack of Marketability	5.2x 10.0%

	$515,427	Market Approach and Income Approach	Market Transaction Price* Enterprise Value/Revenue Multiple* Estimated Revenue Mulitiple* Discount for Lack of Marketability Weighted Average Cost of Capital Perpetual Growth Rate*	$142.2400 2.9x - 3.1x (3.0x) 2.2x 8.25% - 10.0% (9.125%) 18.0% 4.0%

	$1,056,797	Market Approach	Transaction Price* Estimated Revenue Mulitiple* Discount for Lack of Marketability	$32.8300 3.9x - 6.9x (5.4x) 10.00%

	$1,163,789	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple* Trailing Twelve Months Sales Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	4.5x - 6.2x (5.3x) 9.1x 10.0% 39.0% 2.67 0.97%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

188

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	9.6%
Medical — Biomedical/Gene	8.4
Electronic Components — Semiconductors	5.9
Commercial Services — Finance	4.9
Retail — Restaurants	3.6
Medical — Drugs	3.6
Food — Misc./Diversified	3.5
Networking Products	3.0
Internet Security	2.7
Entertainment Software	2.6
Medical Products	2.6
Banks — Commercial	2.4
Internet Telephone	2.4
Enterprise Software/Service	2.3
Auction Houses/Art Dealers	2.2
Advanced Materials	2.2
Computer Software	2.0
Schools	1.9
Medical Instruments	1.8
Machinery — General Industrial	1.8
Computers — Other	1.8
Repurchase Agreements	1.8
Distribution/Wholesale	1.6
Transactional Software	1.6
Retail — Discount	1.6
Building Products — Doors & Windows	1.5
Retail — Apparel/Shoe	1.5
Aerospace/Defense — Equipment	1.5
Oil Companies — Exploration & Production	1.4
Therapeutics	1.4
Building Products — Cement	1.4
Industrial Audio & Video Products	1.3
Data Processing/Management	1.3
Footwear & Related Apparel	1.3
Miscellaneous Manufacturing	1.2
Airlines	1.2
Metal Processors & Fabrication	1.2
Retail — Automobile	1.1
Medical — HMO	1.1
Insurance — Life/Health	1.1
Internet Content — Information/News	1.1
Retail — Catalog Shopping	1.0
Retail — Misc./Diversified	1.0
Building & Construction Products — Misc.	1.0
Electric Products — Misc.	1.0
Computer Services	0.9
Gambling (Non — Hotel)	0.8
Medical — Outpatient/Home Medical	0.7
Insurance — Property/Casualty	0.7
Office Furnishings — Original	0.7
Web Hosting/Design	0.6
Chemicals — Specialty	0.5
Diversified Minerals	0.5
Racetracks	0.5
Banks — Mortgage	0.5
Finance — Mortgage Loan/Banker	0.4
Finance — Investment Banker/Broker	0.4
Oil — Field Services	0.2

109.8%

*	Calculated as a percentage of net assets

189

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advanced Materials — 2.2%
Hexcel Corp.	44,513	$2,302,212

Aerospace/Defense-Equipment — 1.5%
HEICO Corp., Class A	23,304	1,566,029

Airlines — 1.2%
Spirit Airlines, Inc.†	23,230	1,291,588

Auction Houses/Art Dealers — 2.2%
Ritchie Bros. Auctioneers, Inc.	62,479	2,388,572

Banks - Commercial — 2.4%
Home BancShares, Inc.	39,620	1,024,970
Western Alliance Bancorp†	33,313	1,556,383

		2,581,353

Banks - Mortgage — 0.5%
Walker & Dunlop, Inc.†	18,120	532,547

Building & Construction Products - Misc. — 1.0%
Drew Industries, Inc.	10,280	1,080,428

Building Products - Cement — 1.4%
Eagle Materials, Inc.	14,950	1,453,140

Building Products - Doors & Windows — 1.5%
Apogee Enterprises, Inc.	34,413	1,641,500

Chemicals - Specialty — 0.5%
Ingevity Corp.†	11,326	593,143

Commercial Services - Finance — 4.9%
Euronet Worldwide, Inc.†	33,053	2,370,561
LendingTree, Inc.†#	8,693	911,026
Square, Inc., Class A†	54,070	699,666
WEX, Inc.†	11,770	1,300,703

		5,281,956

Computer Services — 0.9%
WNS Holdings, Ltd. ADR†	36,620	916,599

Computer Software — 2.0%
Cornerstone OnDemand, Inc.†	20,180	724,664
InterXion Holding NV†	40,714	1,390,790

		2,115,454

Computers - Other — 1.8%
Lumentum Holdings, Inc.†	46,864	1,879,246

Data Processing/Management — 1.3%
Fair Isaac Corp.	11,970	1,360,869

Distribution/Wholesale — 1.6%
Beacon Roofing Supply, Inc.†	36,650	1,700,194

Diversified Minerals — 0.5%
US Silica Holdings, Inc.	10,720	542,539

Electric Products - Misc. — 1.0%
Littelfuse, Inc.	7,292	1,063,101

Electronic Components - Semiconductors — 5.9%
Cavium, Inc.†	22,828	1,301,881
Monolithic Power Systems, Inc.	17,605	1,444,314
Tower Semiconductor, Ltd.†#	197,776	3,552,057

		6,298,252

Enterprise Software/Service — 2.3%
Ultimate Software Group, Inc.†	12,100	2,479,653

Entertainment Software — 2.6%
Take-Two Interactive Software, Inc.†	57,208	2,816,350

Finance - Investment Banker/Broker — 0.4%
Evercore Partners, Inc., Class A	5,660	381,484

Security Description	Shares	Value (Note 2)

Finance - Mortgage Loan/Banker — 0.4%
Ellie Mae, Inc.†	5,395	$445,357

Food - Misc./Diversified — 3.5%
Pinnacle Foods, Inc.	50,449	2,500,253
Snyder’s-Lance, Inc.	34,266	1,276,751

		3,777,004

Footwear & Related Apparel — 1.3%
Steven Madden, Ltd.†	36,315	1,345,471

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	35,400	811,368

Industrial Audio & Video Products — 1.3%
IMAX Corp.†#	44,295	1,415,225

Insurance - Life/Health — 1.1%
Primerica, Inc.	16,760	1,184,932

Insurance - Property/Casualty — 0.7%
AmTrust Financial Services, Inc.	28,878	735,234

Internet Content - Information/News — 1.1%
WebMD Health Corp.†	21,445	1,143,876

Internet Security — 2.7%
Proofpoint, Inc.†	36,962	2,846,444

Internet Telephone — 2.4%
RingCentral, Inc., Class A†	116,801	2,517,062

Machinery - General Industrial — 1.8%
BWX Technologies, Inc.	21,150	828,234
Manitowoc Foodservice, Inc.†	61,030	1,082,672

		1,910,906

Medical Instruments — 1.8%
AtriCure, Inc.†#	42,077	756,965
Integra LifeSciences Holdings Corp.†	14,610	1,180,488

		1,937,453

Medical Products — 2.6%
NxStage Medical, Inc.†	47,744	1,180,232
Wright Medical Group NV†	26,900	619,776
Zeltiq Aesthetics, Inc.†	22,786	1,002,812

		2,802,820

Medical - Biomedical/Gene — 8.4%
Bluebird Bio, Inc.†#	18,968	1,144,719
Blueprint Medicines Corp.†#	20,112	590,690
Celyad SA ADR†	10,976	204,812
Five Prime Therapeutics, Inc.†	18,612	1,070,562
Kite Pharma, Inc.†#	15,040	765,987
Ligand Pharmaceuticals, Inc.†	16,569	1,729,804
Lion Biotechnologies, Inc.†#	76,578	509,244
Loxo Oncology, Inc.†#	51,313	1,414,186
Sage Therapeutics, Inc.†#	17,398	871,814
Spark Therapeutics, Inc.†#	12,730	700,277

		9,002,095

Medical - Drugs — 3.6%
Amicus Therapeutics, Inc.†	132,967	795,142
Eagle Pharmaceuticals, Inc.†#	19,800	1,563,408
Ignyta, Inc.†	81,087	506,794
Immune Design Corp.†	57,162	420,141
Ophthotech Corp.†	16,920	518,598

		3,804,083

Medical - HMO — 1.1%
WellCare Health Plans, Inc.†	8,769	1,201,528

190

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	19,737	$779,414

Metal Processors & Fabrication — 1.2%
Rexnord Corp.†	56,070	1,233,540

Miscellaneous Manufacturing — 1.2%
John Bean Technologies Corp.	14,477	1,305,825

Networking Products — 3.0%
LogMeIn, Inc.	31,440	3,170,724

Office Furnishings - Original — 0.7%
Interface, Inc.	41,910	729,234

Oil Companies - Exploration & Production — 1.4%
Carrizo Oil & Gas, Inc.†	17,459	739,214
Diamondback Energy, Inc.†	7,424	800,678

		1,539,892

Oil - Field Services — 0.2%
Superior Energy Services, Inc.	12,463	214,862

Racetracks — 0.5%
Penn National Gaming, Inc.†	40,843	542,395

Retail - Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	17,911	1,574,735

Retail - Automobile — 1.1%
Lithia Motors, Inc., Class A#	13,339	1,225,854

Retail - Catalog Shopping — 1.0%
MSC Industrial Direct Co., Inc., Class A	12,540	1,120,324

Retail - Discount — 1.6%
Ollie’s Bargain Outlet Holdings, Inc.†	55,746	1,675,167

Retail - Misc./Diversified — 1.0%
Five Below, Inc.†#	28,145	1,107,787

Retail - Restaurants — 3.6%
Dave & Buster’s Entertainment, Inc.†	19,360	907,016
Jack in the Box, Inc.	18,330	1,906,687
Popeyes Louisiana Kitchen, Inc.†	16,816	1,006,942

		3,820,645

Schools — 1.9%
Grand Canyon Education, Inc.†	35,434	2,023,281

Therapeutics — 1.4%
GW Pharmaceuticals PLC ADR†#	9,660	1,078,539
Vital Therapies, Inc.†#	77,224	393,842

		1,472,381

Security Description	Shares/ Principal Amount	Value (Note 2)

Transactional Software — 1.6%
Black Knight Financial Services, Inc., Class A†#	45,501	$1,683,537

Web Hosting/Design — 0.6%
Wix.com, Ltd.†	12,700	628,650

Total Long-Term Investment Securities
(cost $93,014,589)		104,995,314

SHORT-TERM INVESTMENT SECURITIES — 9.6%
Registered Investment Companies — 9.6%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2) (cost $10,229,249)	10,229,249	10,229,249

REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $1,865,001, and collateralized by $1,800,000 of United States Treasury Notes, bearing interest at 3.13%, due 05/15/2021 and having an approximate value of $1,902,456 (cost $1,865,000)	$1,865,000	1,865,000

TOTAL INVESTMENTS
(cost $105,108,838)(3)	109.8%	117,089,563
Liabilities in excess of other assets	(9.8)	(10,423,723)

NET ASSETS	100.0%	$106,665,840

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $10,411,679. This was secured by collateral of $10,229,249, which was received in cash and subsequently invested in short-term investments currently valued at $10,229,249 as reported in the Portfolio of Investments. Additional collateral of $525,394 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	01/05/2017 to 05/11/2017	$14,513
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 11/15/2045	510,881

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,995,314	$—	$—	$104,995,314
Short-Term Investment Securities	10,229,249	—	—	10,229,249
Repurchase Agreements	—	1,865,000	—	1,865,000

Total Investments at Value	$115,224,563	$1,865,000	$—	$117,089,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

191

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Banks — Commercial	10.1%
Registered Investment Companies	8.0
Oil Companies — Exploration & Production	3.8
Machinery — General Industrial	2.8
Electronic Components — Semiconductors	2.7
Real Estate Investment Trusts	2.6
Retail — Restaurants	2.5
Medical Products	2.4
Transport — Truck	2.1
Medical — Biomedical/Gene	2.1
Time Deposits	2.0
Commercial Services	1.9
Computer Services	1.8
Chemicals — Specialty	1.8
Medical — Drugs	1.7
Computer Software	1.6
Insurance — Property/Casualty	1.5
Gas — Distribution	1.5
Finance — Investment Banker/Broker	1.4
Power Converter/Supply Equipment	1.4
Food — Misc./Diversified	1.4
Applications Software	1.2
Insurance — Multi-line	1.0
Containers — Paper/Plastic	1.0
Electronic Measurement Instruments	1.0
Building & Construction Products — Misc.	1.0
Oil Field Machinery & Equipment	1.0
Retail — Apparel/Shoe	1.0
Building — Heavy Construction	1.0
Auto/Truck Parts & Equipment — Original	0.9
Medical Instruments	0.9
Savings & Loans/Thrifts	0.9
Semiconductor Equipment	0.9
Home Furnishings	0.9
Enterprise Software/Service	0.8
Entertainment Software	0.8
Non-Hazardous Waste Disposal	0.8
Oil — Field Services	0.8
Lasers — System/Components	0.8
Medical Imaging Systems	0.8
Semiconductor Components — Integrated Circuits	0.8
Data Processing/Management	0.7
Building Products — Cement	0.7
Instruments — Controls	0.7
Retail — Arts & Crafts	0.7
Therapeutics	0.7
Consumer Products — Misc.	0.7
Batteries/Battery Systems	0.7
Apparel Manufacturers	0.6
Building Products — Doors & Windows	0.6
Building — Maintenance & Services	0.6
Food — Canned	0.6
Insurance — Life/Health	0.6
Medical — Hospitals	0.6
Chemicals — Plastics	0.6
Casino Hotels	0.6
Satellite Telecom	0.6
Storage/Warehousing	0.6
Electronic Parts Distribution	0.6
Wire & Cable Products	0.6
Building — Residential/Commercial	0.6
Commercial Services — Finance	0.6
Retail — Misc./Diversified	0.5
Electric — Integrated	0.5
Medical — HMO	0.5
Private Equity	0.5
Veterinary Diagnostics	0.5
Telecom Equipment — Fiber Optics	0.4
Investment Management/Advisor Services	0.4

Metal Processors & Fabrication	0.4
Computers — Integrated Systems	0.4
Miscellaneous Manufacturing	0.4
Office Automation & Equipment	0.4
E-Commerce/Services	0.4
Financial Guarantee Insurance	0.3
Internet Security	0.3
Finance — Consumer Loans	0.3
Aerospace/Defense	0.3
Aerospace/Defense — Equipment	0.3
Steel Pipe & Tube	0.3
Auction Houses/Art Dealers	0.3
Building Products — Air & Heating	0.3
Garden Products	0.3
Consulting Services	0.3
Advanced Materials	0.3
Real Estate Operations & Development	0.2
Diversified Manufacturing Operations	0.2
Distribution/Wholesale	0.2
Human Resources	0.2
Electronic Components — Misc.	0.2
Environmental Monitoring & Detection	0.2
Medical — Generic Drugs	0.2
Security Services	0.2
Disposable Medical Products	0.2
Filtration/Separation Products	0.2
Retail — Building Products	0.2
Finance — Other Services	0.2
Gold Mining	0.2
Food — Flour & Grain	0.2
Transport — Services	0.2
Retail — Sporting Goods	0.2
Retail — Discount	0.2
Finance — Mortgage Loan/Banker	0.2
Computer Graphics	0.2
Office Furnishings — Original	0.2
Energy — Alternate Sources	0.2
Brewery	0.1
Seismic Data Collection	0.1
Cable/Satellite TV	0.1
Telecommunication Equipment	0.1
Water	0.1
Real Estate Management/Services	0.1
Industrial Audio & Video Products	0.1
Capacitors	0.1
Machinery — Pumps	0.1
Transactional Software	0.1
Coal	0.1
Publishing — Newspapers	0.1
Internet Application Software	0.1
Chemicals — Diversified	0.1
Finance — Leasing Companies	0.1
Auto Repair Centers	0.1
Footwear & Related Apparel	0.1
Transport — Equipment & Leasing	0.1
E-Commerce/Products	0.1
Publishing — Books	0.1
Engineering/R&D Services	0.1
Drug Delivery Systems	0.1
Communications Software	0.1
Retail — Automobile	0.1
Electric Products — Misc.	0.1
Medical Laser Systems	0.1
Medical Information Systems	0.1
Telecom Services	0.1
Steel — Producers	0.1
Internet Telephone	0.1
Independent Power Producers	0.1
Oil & Gas Drilling	0.1

192

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Physical Therapy/Rehabilitation Centers	0.1%
Paper & Related Products	0.1
Machinery — Farming	0.1
E-Marketing/Info	0.1
Funeral Services & Related Items	0.1
Radio	0.1
Schools	0.1
Healthcare Safety Devices	0.1
Finance — Commercial	0.1
Food — Retail	0.1
Retail — Home Furnishings	0.1
Machine Tools & Related Products	0.1
MRI/Medical Diagnostic Imaging	0.1
Textile — Apparel	0.1
Wireless Equipment	0.1
Food — Wholesale/Distribution	0.1
Computers — Periphery Equipment	0.1
Internet Connectivity Services	0.1
Industrial Automated/Robotic	0.1
Networking Products	0.1
Specified Purpose Acquisitions	0.1
Direct Marketing	0.1
Agricultural Operations	0.1
Computer Aided Design	0.1
Diagnostic Kits	0.1
Metal Products — Distribution	0.1
Metal — Diversified	0.1

107.4%

*	Calculated as a percentage of net assets

193

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Advanced Materials — 0.3%
Core Molding Technologies, Inc.†	13,000	$207,350
Hexcel Corp.	10,900	563,748

		771,098

Advertising Agencies — 0.0%
Tremor Video, Inc.†	60,000	126,000

Advertising Services — 0.0%
Marchex, Inc., Class B†	28,500	74,670

Aerospace/Defense — 0.3%
Air Industries Group†#	25,800	92,622
Teledyne Technologies, Inc.†	7,500	936,525

		1,029,147

Aerospace/Defense - Equipment — 0.3%
CPI Aerostructures, Inc.†	8,000	56,000
Ducommun, Inc.†	6,400	183,040
LMI Aerospace, Inc.†	6,100	55,266
Moog, Inc., Class A†	5,800	405,014
Triumph Group, Inc.#	11,800	328,040

		1,027,360

Agricultural Operations — 0.1%
Cadiz, Inc.†#	14,400	149,760

Apparel Manufacturers — 0.6%
Columbia Sportswear Co.	28,789	1,637,230
Delta Apparel, Inc.†	10,500	214,305
Lakeland Industries, Inc.†	14,000	158,900

		2,010,435

Applications Software — 1.2%
BSQUARE Corp.†	15,000	87,000
Descartes Systems Group, Inc.†	27,000	598,050
Five9, Inc.†	21,800	345,094
New Relic, Inc.†#	9,321	295,569
PDF Solutions, Inc.†	12,600	296,730
Progress Software Corp.	10,050	297,179
Tableau Software, Inc., Class A†	5,700	255,816
Tangoe, Inc.†	29,446	233,212
Verint Systems, Inc.†	32,379	1,215,831

		3,624,481

Athletic Equipment — 0.0%
Nautilus, Inc.†	5,900	101,480

Auction Houses/Art Dealers — 0.3%
Ritchie Bros. Auctioneers, Inc.	23,100	883,113

Audio/Video Products — 0.0%
VOXX International Corp.†	5,000	24,250

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	5,325	318,435

Auto/Truck Parts & Equipment - Original — 0.9%
Gentherm, Inc.†	18,770	597,825
SORL Auto Parts, Inc.†#	15,300	58,752
Spartan Motors, Inc.	21,600	193,320
Strattec Security Corp.	1,500	58,350
Supreme Industries, Inc. Class A	8,900	126,202
Visteon Corp.	23,933	1,882,809

		2,917,258

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	18,700	95,931

Security Description	Shares	Value (Note 2)

Banks - Commercial — 10.1%
American National Bankshares, Inc.	5,900	$183,785
AmeriServ Financial, Inc.#	22,000	77,000
Anchor Bancorp, Inc.†	3,000	76,800
Atlantic Capital Bancshares, Inc.†	8,092	130,281
Bank of Commerce Holdings	7,640	64,176
Bank of the Ozarks, Inc.#	43,530	2,112,076
BankUnited, Inc.	74,912	2,654,132
Blue Hills Bancorp, Inc.#	8,691	151,223
BNC Bancorp	12,637	381,638
Bridge Bancorp, Inc.	8,200	275,930
C&F Financial Corp.	3,000	135,300
Capital Bank Financial Corp., Class A	14,210	508,718
Chemical Financial Corp.	5,422	281,293
Chemung Financial Corp.#	5,500	172,920
Citizens Holding Co.#	4,500	108,900
Codorus Valley Bancorp, Inc.	3,150	75,600
East West Bancorp, Inc.	8,524	408,129
Eastern Virginia Bankshares, Inc.	12,000	109,920
Farmers Capital Bank Corp.	7,900	283,610
FB Financial Corp.†	5,400	127,980
First Bancorp, Inc.	7,165	207,928
First Bancshares, Inc.#	7,000	171,850
First Hawaiian, Inc.	5,785	173,492
First Horizon National Corp.	40,100	765,108
Glacier Bancorp, Inc.	9,671	331,715
Great Western Bancorp, Inc.	56,784	2,271,360
Heritage Commerce Corp.	14,821	183,632
Home BancShares, Inc.	18,300	473,421
Hope Bancorp, Inc.	10,700	212,930
IBERIABANK Corp.	27,448	2,274,067
Kearny Financial Corp.	11,000	166,650
Live Oak Bancshares, Inc.#	2,048	35,533
MBT Financial Corp.	15,300	146,115
MidSouth Bancorp, Inc.#	9,800	115,640
Northrim BanCorp, Inc.	7,100	199,510
Ohio Valley Banc Corp.	6,400	155,200
Old Second Bancorp, Inc.	19,157	176,244
Pacific Continental Corp.	4,751	94,307
Park Sterling Corp.	22,390	217,855
Penns Woods Bancorp, Inc.#	3,200	151,424
Peoples Bancorp of North Carolina, Inc.#	5,500	121,880
Pinnacle Financial Partners, Inc.	37,070	2,391,015
Popular, Inc.	9,800	398,370
Premier Financial Bancorp, Inc.#	4,715	86,702
Prosperity Bancshares, Inc.	9,700	641,461
Shore Bancshares, Inc.	8,000	111,600
Sierra Bancorp	9,400	214,790
Simmons First National Corp., Class A	3,200	193,440
Southern National Bancorp of Virginia, Inc.	15,000	222,900
Sussex Bancorp	6,000	109,200
Synovus Financial Corp.	67,782	2,623,841
Texas Capital Bancshares, Inc.†	10,150	738,413
Towne Bank	11,000	354,750
United Security Bancshares†	22,896	151,114
Unity Bancorp, Inc.	11,000	149,600
Webster Financial Corp.#	55,377	2,747,253
Westamerica Bancorporation#	5,600	347,368
Western Alliance Bancorp†	66,405	3,102,442
Western New England Bancorp, Inc.	16,000	134,400

		31,683,931

Batteries/Battery Systems — 0.7%
EnerSys	25,784	2,051,891

Beverages - Non-alcoholic — 0.0%
Primo Water Corp.†	10,000	128,600

194

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	1,800	$311,580
Craft Brew Alliance, Inc.†	9,200	139,840

		451,420

Building & Construction Products - Misc. — 1.0%
Aspen Aerogels, Inc.†	38,800	149,380
Forterra, Inc.†	6,100	120,841
Gibraltar Industries, Inc.†	2,455	110,475
Louisiana-Pacific Corp.†	11,000	212,740
Quanex Building Products Corp.#	14,400	280,080
Simpson Manufacturing Co., Inc.	8,000	377,120
Trex Co., Inc.†	28,226	1,856,989

		3,107,625

Building & Construction - Misc. — 0.0%
Comfort Systems USA, Inc.	3,200	103,040

Building Products - Air & Heating — 0.3%
AAON, Inc.	9,725	319,952
Lennox International, Inc.	3,700	550,079

		870,031

Building Products - Cement — 0.7%
Eagle Materials, Inc.	21,725	2,111,670
Martin Marietta Materials, Inc.	700	153,615

		2,265,285

Building Products - Doors & Windows — 0.6%
Apogee Enterprises, Inc.	38,839	1,852,620
PGT, Inc.†	13,790	153,069

		2,005,689

Building - Heavy Construction — 1.0%
Dycom Industries, Inc.†#	18,967	1,388,954
Orion Group Holdings, Inc.†	16,100	160,517
Primoris Services Corp.#	64,740	1,484,488

		3,033,959

Building - Maintenance & Services — 0.6%
ABM Industries, Inc.	44,899	1,975,556

Building - Residential/Commercial — 0.6%
AV Homes, Inc.†#	11,400	180,690
Beazer Homes USA, Inc.†#	86,747	1,169,350
CalAtlantic Group, Inc.#	2,560	85,478
Meritage Homes Corp.†	8,300	299,215

		1,734,733

Cable/Satellite TV — 0.1%
Cable One, Inc.	757	447,432

Capacitors — 0.1%
Kemet Corp.†	70,929	402,877

Casino Hotels — 0.6%
Boyd Gaming Corp.†	99,164	1,868,250

Casino Services — 0.0%
Gaming Partners International Corp.	8,967	104,197

Chemicals - Diversified — 0.1%
BioAmber, Inc.†#	35,000	196,350
Codexis, Inc.†#	33,000	156,750

		353,100

Chemicals - Plastics — 0.6%
PolyOne Corp.	56,753	1,871,146

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 1.8%
Minerals Technologies, Inc.	34,098	$2,761,938
Oil-Dri Corp. of America	4,900	194,579
Sensient Technologies Corp.	32,123	2,508,485
Univar, Inc.†	12,140	302,286

		5,767,288

Coal — 0.1%
Westmoreland Coal Co.†	21,600	374,112

Commercial Services — 1.9%
Collectors Universe, Inc.	7,200	143,712
Healthcare Services Group, Inc.	3,800	148,010
HMS Holdings Corp.†	116,852	2,140,729
Intersections, Inc.†#	12,500	28,125
Performant Financial Corp.†	50,000	179,000
ServiceMaster Global Holdings, Inc.†	48,055	1,836,662
SP Plus Corp.†	5,300	147,075
Team, Inc.†#	39,042	1,339,140

		5,962,453

Commercial Services - Finance — 0.6%
Euronet Worldwide, Inc.†	20,328	1,457,924
Liberty Tax, Inc.	9,000	110,700
PRGX Global, Inc.†	26,500	144,425

		1,713,049

Communications Software — 0.1%
BroadSoft, Inc.†	5,700	236,550
Seachange International, Inc.†	19,500	50,895

		287,445

Computer Aided Design — 0.1%
Exa Corp.†	10,049	149,027

Computer Data Security — 0.0%
Fortinet, Inc.†	3,000	90,300

Computer Graphics — 0.2%
CyberArk Software, Ltd.†#	9,390	478,984

Computer Services — 1.8%
Computer Task Group, Inc.	19,600	81,536
CSRA, Inc.	15,000	480,150
DMC Global, Inc.	17,500	286,125
EPAM Systems, Inc.†#	3,500	230,650
Genpact, Ltd.†	63,308	1,514,961
Luxoft Holding, Inc.†#	22,625	1,240,981
StarTek, Inc.†	18,100	155,841
Tessera Holdings Corp. .	45,394	1,797,602

		5,787,846

Computer Software — 1.6%
Blackbaud, Inc.#	32,786	2,058,305
Computer Modelling Group, Ltd.	10,700	70,096
Concurrent Computer Corp.#	13,902	77,990
Guidance Software, Inc.†#	18,773	132,350
SS&C Technologies Holdings, Inc.	85,046	2,552,230

		4,890,971

Computers - Integrated Systems — 0.4%
Apptio, Inc., Class B†(1)(4)(5)	5,641	106,161
Cray, Inc.†	42,229	815,019
NCI, Inc., Class A	10,000	131,000
Radisys Corp.†	36,000	150,480

		1,202,660

Computers - Memory Devices — 0.0%
Datalink Corp.†	11,100	124,320

195

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Periphery Equipment — 0.1%
Key Tronic Corp.†	9,633	$74,367
TransAct Technologies, Inc.	15,000	95,250

		169,617

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	11,200	423,472
CRA International, Inc.	7,700	253,022
Information Services Group, Inc.†	42,400	148,824

		825,318

Consumer Products - Misc. — 0.7%
CSS Industries, Inc.	4,500	122,355
Helen of Troy, Ltd.†	22,853	1,944,790

		2,067,145

Containers - Paper/Plastic — 1.0%
Graphic Packaging Holding Co.	204,285	2,567,862
Multi Packaging Solutions International, Ltd.†	19,849	277,092
Multi-Color Corp.#	4,250	305,575

		3,150,529

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.†	3,421	8,792

Data Processing/Management — 0.7%
Innodata, Inc.†#	52,600	126,240
Jack Henry & Associates, Inc.	23,550	2,035,662

		2,161,902

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.#	8,500	147,050

Diamonds/Precious Stones — 0.0%
Petra Diamonds, Ltd.†	36,585	75,437

Direct Marketing — 0.1%
EVINE Live, Inc.†	90,000	150,300

Disposable Medical Products — 0.2%
STERIS PLC	9,300	610,173

Distribution/Wholesale — 0.2%
Core-Mark Holding Co., Inc.#	14,500	529,395
Educational Development Corp.	11,000	99,550
Houston Wire & Cable Co.	14,739	89,908

		718,853

Diversified Manufacturing Operations — 0.2%
AZZ, Inc.	9,200	598,920
Synalloy Corp.†	14,400	146,160

		745,080

Diversified Operations/Commercial Services — 0.0%
Volt Information Sciences, Inc.†	14,393	87,078

Drug Delivery Systems — 0.1%
Catalent, Inc.†	12,100	289,553

E-Commerce/Products — 0.1%
Chegg, Inc.†#	15,192	122,903
Etsy, Inc.†	10,100	125,240
US Auto Parts Network, Inc.†	20,000	57,000

		305,143

E-Commerce/Services — 0.3%
GrubHub, Inc.†	10,267	380,187
Leaf Group, Ltd.†	25,000	165,000
Quotient Technology, Inc.†	11,590	148,352
Spark Networks, Inc.†#	80,000	78,400
SurveyMonkey.com LLC†(2)(4)(5)	5,062	56,872

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
Zillow Group, Inc., Class A†#	800	$28,120
Zillow Group, Inc., Class C†#	1,600	57,472

		914,403

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.	8,200	125,952
QuinStreet, Inc.†	35,000	111,650

		237,602

Educational Software — 0.0%
Rosetta Stone, Inc.†	14,000	113,260

Electric Products - Misc. — 0.1%
Graham Corp.	7,800	173,316
Novanta, Inc.†	5,300	107,325

		280,641

Electric - Distribution — 0.0%
Genie Energy, Ltd. Class B	12,500	71,875

Electric - Integrated — 0.5%
El Paso Electric Co.	7,000	315,350
NorthWestern Corp.	3,000	168,300
PNM Resources, Inc.	21,500	679,400
Portland General Electric Co.	12,900	536,640

		1,699,690

Electronic Components - Misc. — 0.2%
Bel Fuse, Inc., Class B	6,000	175,800
CTS Corp.	9,800	216,580
Sparton Corp.†	5,900	143,842
Vishay Precision Group, Inc.†	8,800	160,600

		696,822

Electronic Components - Semiconductors — 2.7%
Cavium, Inc.†	6,400	364,992
Diodes, Inc.†	12,650	308,028
GigPeak, Inc.†	50,000	134,500
GSI Technology, Inc.†	19,800	107,910
Lattice Semiconductor Corp.†	30,825	216,083
MACOM Technology Solutions Holdings, Inc.†	53,508	2,665,769
Microsemi Corp.†	71,058	3,890,425
Pixelworks, Inc.†#	22,000	67,760
Rambus, Inc.†#	21,200	278,780
Richardson Electronics, Ltd.#	15,000	90,600
Semtech Corp.†	11,700	328,770

		8,453,617

Electronic Measurement Instruments — 1.0%
CyberOptics Corp.†	9,200	265,880
ESCO Technologies, Inc.	12,400	693,160
FLIR Systems, Inc.	48,954	1,757,938
National Instruments Corp.	14,700	433,209

		3,150,187

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	20,987	1,781,167

Electronic Security Devices — 0.0%
Vicon Industries, Inc.†	14,000	8,820

Electronics - Military — 0.0%
Arotech Corp.†#	34,800	135,720

Energy - Alternate Sources — 0.2%
Aemetis, Inc.†#	17,800	30,438
Amyris, Inc.†#	50,800	44,826
NextEra Energy Partners LP	6,500	166,465
REX American Resources Corp.†#	2,100	205,128

196

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
TPI Composites, Inc.†	1,068	$16,201

		463,058

Engineering/R&D Services — 0.1%
Exponent, Inc.#	4,800	291,120

Enterprise Software/Service — 0.8%
Guidewire Software, Inc.†	12,600	701,946
MicroStrategy, Inc., Class A†	9,707	1,883,449

		2,585,395

Entertainment Software — 0.8%
Take-Two Interactive Software, Inc.†#	53,911	2,654,039

Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	8,712	84,506

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	10,900	677,544

Female Health Care Products — 0.0%
Juniper Pharmaceuticals, Inc.†#	17,700	98,235

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	8,300	584,735

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	123,725

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,200	202,776

Finance - Consumer Loans — 0.3%
Asta Funding, Inc.†	13,200	117,480
Encore Capital Group, Inc.†#	10,600	290,970
Regional Management Corp.†	8,200	202,212
SLM Corp.†	44,308	446,182

		1,056,844

Finance - Investment Banker/Broker — 1.4%
E*TRADE Financial Corp.†	120,617	4,162,493
FBR & Co.	5,750	66,412
JMP Group LLC	16,300	101,549

		4,330,454

Finance - Leasing Companies — 0.1%
California First National Bancorp#	11,000	169,400
Marlin Business Services Corp.	7,500	152,625

		322,025

Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	4,673	385,756
PennyMac Financial Services, Inc., Class A†	5,600	97,440

		483,196

Finance - Other Services — 0.2%
Bats Global Markets, Inc.	17,502	556,564

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	19,577	700,074
Radian Group, Inc.#	25,800	375,648

		1,075,722

Food - Canned — 0.6%
TreeHouse Foods, Inc.†#	27,951	1,937,563

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	10,200	118,626

Food - Flour & Grain — 0.2%
Post Holdings, Inc.†	7,000	534,310

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 1.4%
Cal-Maine Foods, Inc.#	8,400	$341,880
Inventure Foods, Inc.†#	17,900	161,816
Pinnacle Foods, Inc.	69,736	3,456,116
Senomyx, Inc.†#	18,300	19,764
Snyder’s-Lance, Inc.	6,600	245,916

		4,225,492

Food - Retail — 0.1%
Sprouts Farmers Market, Inc.†#	10,100	202,101

Food - Wholesale/Distribution — 0.1%
AMCON Distributing Co.	500	48,225
Performance Food Group Co.†	6,200	130,820

		179,045

Footwear & Related Apparel — 0.1%
Rocky Brands, Inc.	10,711	114,072
Skechers U.S.A., Inc., Class A†#	8,800	200,464

		314,536

Forestry — 0.0%
West Fraser Timber Co., Ltd.	2,600	92,693

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,000	218,250

Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.†#	43,334	46,801

Garden Products — 0.3%
Toro Co.	15,700	831,001

Gas - Distribution — 1.5%
Chesapeake Utilities Corp.	3,400	220,320
Delta Natural Gas Co., Inc.#	3,800	96,938
Gas Natural, Inc.	13,000	162,500
ONE Gas, Inc.	16,000	960,160
South Jersey Industries, Inc.#	6,500	214,500
Southwest Gas Corp.	8,000	593,040
UGI Corp.	51,550	2,309,440

		4,556,898

Gold Mining — 0.2%
Franco-Nevada Corp.	3,300	191,691
New Gold, Inc.†	68,700	244,974
Osisko Gold Royalties, Ltd.	11,800	115,602

		552,267

Health Care Cost Containment — 0.0%
HealthEquity, Inc.†#	7	312

Healthcare Safety Devices — 0.1%
Alpha Pro Tech, Ltd.†	30,000	103,500
Retractable Technologies, Inc.†#	30,000	72,600
Unilife Corp.†#	11,200	28,000

		204,100

Home Furnishings — 0.9%
La-Z-Boy, Inc.	64,004	1,712,107
Stanley Furniture Co., Inc.	47,500	43,700
Tempur Sealy International, Inc.†#	15,600	987,480

		2,743,287

Housewares — 0.0%
Lifetime Brands, Inc.	8,000	133,600

Human Resources — 0.2%
Cross Country Healthcare, Inc.†	11,200	160,608
Edgewater Technology, Inc.†	14,600	100,740
Patriot National, Inc.†#	18,700	115,753

197

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
RCM Technologies, Inc.	20,000	$129,200
Team Health Holdings, Inc.†	4,700	199,985

		706,286

Import/Export — 0.0%
Castle Brands, Inc.†	40,000	29,672

Independent Power Producers — 0.1%
NRG Energy, Inc.	13,600	154,224
Synthesis Energy Systems, Inc.†#	102,200	97,090

		251,314

Industrial Audio & Video Products — 0.1%
Ballantyne Strong, Inc.†	14,000	100,086
Iteris, Inc.†	51,210	164,896
Turtle Beach Corp.†#	100,000	143,000

		407,982

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	5,000	163,000

Instruments - Controls — 0.7%
Allied Motion Technologies, Inc.	8,000	171,040
Frequency Electronics, Inc.†	10,000	104,800
Watts Water Technologies, Inc., Class A	27,883	1,904,409
Woodward, Inc.	950	64,343

		2,244,592

Insurance - Life/Health — 0.6%
CNO Financial Group, Inc.	102,833	1,840,711
Health Insurance Innovations, Inc., Class A†#	7,000	94,500

		1,935,211

Insurance - Multi-line — 1.0%
American Financial Group, Inc.	25,356	2,085,024
Horace Mann Educators Corp.	28,299	1,136,205

		3,221,229

Insurance - Property/Casualty — 1.5%
Enstar Group, Ltd.†	1,500	294,975
Federated National Holding Co.	7,600	132,164
First Acceptance Corp.†#	2,558	3,172
Hallmark Financial Services, Inc.†	13,000	138,710
Hanover Insurance Group, Inc.	22,937	1,986,115
Infinity Property & Casualty Corp.	7,500	646,875
RLI Corp.#	3,200	192,128
Safety Insurance Group, Inc.	3,500	246,225
Selective Insurance Group, Inc.	16,900	694,590
State Auto Financial Corp.#	9,150	235,978

		4,570,932

Insurance - Reinsurance — 0.0%
Essent Group, Ltd.†	4,600	140,392

Internet Application Software — 0.1%
Connecture, Inc.†#	75,000	137,250
Zendesk, Inc.†	10,400	221,416

		358,666

Internet Connectivity Services — 0.1%
Internap Corp.†	58,900	63,612
PC-Tel, Inc.	21,200	104,728

		168,340

Internet Content - Entertainment — 0.0%
Pandora Media, Inc.†#	11,700	135,954

Security Description	Shares	Value (Note 2)

Internet Financial Services — 0.0%
TheStreet, Inc.#	75,900	$67,551

Internet Infrastructure Software — 0.0%
Support.com, Inc.†	106,500	76,201

Internet Security — 0.3%
iPass, Inc.†#	49,900	80,339
Proofpoint, Inc.†	12,700	978,027

		1,058,366

Internet Telephone — 0.1%
RingCentral, Inc., Class A†	11,800	254,290

Investment Companies — 0.0%
KCAP Financial, Inc.#	16,700	66,132
Medallion Financial Corp.#	17,100	55,746

		121,878

Investment Management/Advisor Services — 0.4%
Calamos Asset Management, Inc., Class A	14,000	95,760
Cohen & Steers, Inc.	7,100	252,760
Financial Engines, Inc.#	12,300	428,655
Janus Capital Group, Inc.	12,400	167,400
Manning & Napier, Inc.	8,400	62,160
Silvercrest Asset Management Group, Inc., Class A	10,000	134,000
WisdomTree Investments, Inc.#	13,300	147,098

		1,287,833

Lasers - System/Components — 0.8%
Coherent, Inc.†	19,312	2,520,216

Leisure Products — 0.0%
Escalade, Inc.	5,200	71,500

Machine Tools & Related Products — 0.1%
Hardinge, Inc.	11,000	121,330
LS Starrett Co., Class A	8,000	79,200

		200,530

Machinery - Farming — 0.1%
Alamo Group, Inc.	3,300	241,131

Machinery - General Industrial — 2.8%
Albany International Corp., Class A	59,181	2,763,753
Applied Industrial Technologies, Inc.	5,000	299,250
BWX Technologies, Inc.	52,451	2,053,981
Chart Industries, Inc.†#	11,500	408,825
Gencor Industries, Inc.†	16,650	233,932
Manitowoc Co., Inc.†	25,300	150,788
Manitowoc Foodservice, Inc.†	15,600	276,744
Tennant Co.	4,400	330,440
Twin Disc, Inc. †#	12,800	185,728
Xerium Technologies, Inc.†	15,000	90,000
Zebra Technologies Corp., Class A†	26,713	2,111,663

		8,905,104

Machinery - Pumps — 0.1%
Graco, Inc.	4,800	389,904

Medical Imaging Systems — 0.8%
Analogic Corp.	22,993	2,118,805
Digirad Corp.	25,000	116,250
Lantheus Holdings, Inc.†	17,298	157,412

		2,392,467

Medical Information Systems — 0.1%
Everyday Health, Inc.†	25,000	261,250

Medical Instruments — 0.9%
Bio-Techne Corp.	16,971	1,788,065

198

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
Bruker Corp.	16,290	$369,457
Entellus Medical, Inc.†#	2,200	40,546
Halyard Health, Inc.†	12,800	475,520
Navidea Biopharmaceuticals, Inc.†#	85,500	67,553
Vascular Solutions, Inc.†	2,009	110,696

		2,851,837

Medical Laser Systems — 0.1%
Cutera, Inc.†	9,000	147,150
IRIDEX Corp.†	8,100	127,899

		275,049

Medical Products — 2.4%
Accuray, Inc.†#	18,637	94,117
Advanced Accelerator Applications SA ADR†	2,400	70,200
Hill-Rom Holdings, Inc.	41,187	2,196,915
InfuSystem Holdings, Inc.†#	25,000	43,750
InVivo Therapeutics Holdings Corp.†#	24,300	120,285
K2M Group Holdings, Inc.†#	32,396	609,045
Medgenics, Inc.†	19,000	97,660
Nevro Corp.†#	20,316	1,544,625
Sientra, Inc.†#	21,000	172,830
Span-America Medical Systems, Inc.	3,100	61,318
Wright Medical Group NV†#	109,475	2,522,304

		7,533,049

Medical - Biomedical/Gene — 2.1%
Acceleron Pharma, Inc.†	5,500	185,295
Argos Therapeutics, Inc.†	21,600	100,440
ARIAD Pharmaceuticals, Inc.†#	13,266	178,826
ArQule, Inc.†#	55,000	75,350
Asterias Biotherapeutics, Inc.†#	9,454	39,234
Aviragen Therapeutics, Inc.†	34,600	48,786
Cambrex Corp.†	32,533	1,629,903
Cascadian Therapeutics, Inc.†#	14,717	82,561
ChemoCentryx, Inc.†	25,000	196,000
Eiger BioPharmaceuticals, Inc.†	6,600	81,180
Endocyte, Inc.†#	16,000	42,560
Enzo Biochem, Inc.†	33,500	228,470
Exelixis, Inc.†	19,300	326,556
Fate Therapeutics, Inc.†#	70,000	205,800
Harvard Bioscience, Inc.†	45,000	110,250
Infinity Pharmaceuticals, Inc.†#	80,000	92,800
Insmed, Inc.†	11,800	161,070
Ionis Pharmaceuticals, Inc.†#	4,200	183,792
Medicines Co.†#	7,400	259,740
Nivalis Therapeutics, Inc.†	15,000	32,550
Pfenex, Inc.†	14,000	129,780
PharmAthene, Inc.†#	68,300	208,315
Protalix BioTherapeutics, Inc.†	22,016	12,109
Prothena Corp. PLC†#	955	56,364
pSivida Corp.†#	32,000	59,520
Retrophin, Inc.†#	57,449	1,175,981
Sage Therapeutics, Inc.†	346	17,338
Seattle Genetics, Inc.†	4,100	265,721
Spark Therapeutics, Inc.†	2,788	153,368
Synthetic Biologics, Inc.†#	88,300	70,357
Ultragenyx Pharmaceutical, Inc.†#	400	31,316
Veracyte, Inc.†#	19,300	147,259
Verastem, Inc.†	63,300	72,162

		6,660,753

Medical - Drugs — 1.7%
ACADIA Pharmaceuticals, Inc.†#	6,400	172,736
AcelRx Pharmaceuticals, Inc.†#	32,100	99,510
Achaogen, Inc.†#	30,785	175,782
Agile Therapeutics, Inc.†	18,300	125,721

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Alimera Sciences, Inc.†#	25,025	$27,528
Alkermes PLC†	7,300	414,859
Ampio Pharmaceuticals, Inc.†#	48,900	37,164
CoLucid Pharmaceuticals, Inc.†#	4,007	141,647
Conatus Pharmaceuticals, Inc.†	9,500	17,195
Cumberland Pharmaceuticals, Inc.†	27,800	154,012
Dicerna Pharmaceuticals, Inc.†#	8,300	24,734
Ironwood Pharmaceuticals, Inc.†	7,198	112,325
MediciNova, Inc.†#	13,572	95,954
NanoViricides, Inc.†#	43,000	49,450
Neos Therapeutics, Inc.†#	15,000	106,500
Ophthotech Corp.†#	1,200	36,780
Pacira Pharmaceuticals, Inc.†	9,800	312,130
Pain Therapeutics, Inc.†#	57,100	36,527
Pernix Therapeutics Holdings, Inc.†#	2,900	8,758
Radius Health, Inc.†#	5,300	282,066
Regulus Therapeutics, Inc.†#	40,000	98,000
Supernus Pharmaceuticals, Inc.†#	69,023	1,487,446
TESARO, Inc.†#	5,096	691,476
TherapeuticsMD, Inc.†#	27,300	162,162
VIVUS, Inc.†#	75,000	100,500
vTv Therapeutics, Inc., Class A†	15,000	78,300
Zogenix, Inc.†#	11,712	147,571
Zynerba Pharmaceuticals, Inc.†#	18,000	226,440

		5,423,273

Medical - Generic Drugs — 0.2%
Impax Laboratories, Inc.†	46,426	670,856

Medical - HMO — 0.5%
Centene Corp.†	8,400	484,092
Universal American Corp.†#	4,700	47,188
WellCare Health Plans, Inc.†	7,600	1,041,352

		1,572,632

Medical - Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	42,858	1,629,033
LifePoint Health, Inc.†	5,100	280,245

		1,909,278

Metal Processors & Fabrication — 0.4%
Ampco-Pittsburgh Corp.	6,500	101,075
Haynes International, Inc.	5,000	217,850
RBC Bearings, Inc.†	7,200	610,272
Sun Hydraulics Corp.	8,532	339,062

		1,268,259

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†#	38,800	11,640
Olympic Steel, Inc.	5,500	134,475

		146,115

Metal Products - Fasteners — 0.0%
TriMas Corp.†	4,800	102,960

Metal - Aluminum — 0.0%
Constellium NV, Class A†	14,500	88,450

Metal - Diversified — 0.1%
Luxfer Holdings PLC ADR	12,500	142,000

Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	3,088	108,080
John Bean Technologies Corp.	11,700	1,055,340

		1,163,420

MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	9,200	69,920
RadNet, Inc.†	18,000	111,600

		181,520

199

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 0.1%
Ixia†	11,800	$162,250

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	33,529	2,562,957

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	76,586	1,099,009

Office Furnishings - Original — 0.2%
HNI Corp.	6,248	329,707
Knoll, Inc.	5,533	146,680

		476,387

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. †#	13,900	251,034

Oil Companies - Exploration & Production — 3.8%
Approach Resources, Inc.†#	77,300	271,323
Centennial Resource Development, Inc., Class A†	6,840	124,488
Comstock Resources, Inc.†#	9,000	85,140
Diamondback Energy, Inc.†	5,100	550,035
Earthstone Energy, Inc.†#	9,400	136,676
Energen Corp.†	37,041	2,299,135
Evolution Petroleum Corp.	23,100	195,195
FieldPoint Petroleum Corp.†	31,900	19,778
Gastar Exploration, Inc.†#	60,000	76,200
Jones Energy, Inc., Class A†#	15,000	69,000
Matador Resources Co.†#	15,400	410,256
Newfield Exploration Co.†	48,276	2,183,041
Panhandle Oil and Gas, Inc., Class A	5,000	122,500
Parsley Energy, Inc., Class A†	59,848	2,283,201
PetroQuest Energy, Inc.†#	10,250	42,947
Rex Energy Corp.†#	30,000	13,596
Rice Energy, Inc.†	8,500	206,975
Ring Energy, Inc.†#	17,400	222,720
RSP Permian, Inc.†	57,068	2,548,086
SM Energy Co.	3,500	139,510
VAALCO Energy, Inc.†	30,000	23,130
Yuma Energy, Inc.†	270	999

		12,023,931

Oil Field Machinery & Equipment — 1.0%
Dril-Quip, Inc.†	3,200	180,960
Flotek Industries, Inc.†#	11,100	149,406
Forum Energy Technologies, Inc.†	99,982	2,174,608
Gulf Island Fabrication, Inc.	8,400	99,540
Mitcham Industries, Inc.†	22,400	85,568
Natural Gas Services Group, Inc.†	7,400	210,530
Superior Drilling Products, Inc.†	56,000	72,240
Thermon Group Holdings, Inc.†	5,500	105,820

		3,078,672

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	131,036

Oil - Field Services — 0.8%
Enservco Corp.†#	19,000	12,696
Forbes Energy Services, Ltd.†#	17,200	895
Frank’s International NV#	8,000	100,720
Independence Contract Drilling, Inc.†	31,100	175,404
SEACOR Holdings, Inc.†#	6,600	409,134
Superior Energy Services, Inc.	95,468	1,645,868
Tesco Corp.†	10,600	82,150
Willbros Group, Inc.†	50,900	131,831

		2,558,698

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	3,900	242,580

Security Description	Shares	Value (Note 2)

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†#	27,400	$97,270
Insulet Corp.†#	766	25,776

		123,046

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.#	3,810	243,840

Power Converter/Supply Equipment — 1.4%
Generac Holdings, Inc.†#	46,812	1,918,356
SPX Corp.†	96,750	2,363,602

		4,281,958

Private Equity — 0.5%
Kennedy-Wilson Holdings, Inc.	72,420	1,546,167

Publishing - Books — 0.1%
Scholastic Corp.	6,849	301,972

Publishing - Newspapers — 0.1%
A.H. Belo Corp., Class A	18,221	112,059
Lee Enterprises, Inc.†#	84,700	258,335

		370,394

Quarrying — 0.0%
Compass Minerals International, Inc.#	1,600	124,080

Radio — 0.1%
Emmis Communications Corp., Class A†	14,650	48,052
Saga Communications, Inc., Class A	123	5,879
Salem Media Group, Inc.	10,000	57,000
Townsquare Media, Inc., Class A†	11,000	96,030

		206,961

Real Estate Investment Trusts — 2.6%
Acadia Realty Trust	5,300	175,218
American Campus Communities, Inc.	9,500	447,545
CatchMark Timber Trust, Inc., Class A	11,700	127,998
Chesapeake Lodging Trust	8,200	194,422
Corporate Office Properties Trust	14,300	409,266
CubeSmart#	72,375	1,784,044
DiamondRock Hospitality Co.	11,708	123,988
EastGroup Properties, Inc.	7,900	539,649
Equity Commonwealth†	15,000	436,200
Equity One, Inc.	10,300	307,558
Healthcare Trust of America, Inc., Class A	54,376	1,537,753
Outfront Media, Inc.	4,393	110,747
Paramount Group, Inc.	15,500	243,660
PS Business Parks, Inc.	7,256	810,713
Retail Opportunity Investments Corp.	21,000	433,440
Urban Edge Properties	10,300	279,027
Urstadt Biddle Properties, Inc., Class A	8,800	199,320

		8,160,548

Real Estate Management/Services — 0.1%
FirstService Corp.	3,591	155,885
RE/MAX Holdings, Inc., Class A#	5,200	254,800

		410,685

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	10,400	458,328
Consolidated-Tomoka Land Co.#	3,100	165,447
Forestar Group, Inc.†#	10,500	140,700

		764,475

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	45,000	101,250

200

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Recreational Vehicles — 0.0%
Arctic Cat, Inc.#	4,306	$65,623

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	66,464	41,327

Retail - Apparel/Shoe — 1.0%
American Eagle Outfitters, Inc.#	98,746	1,635,234
Burlington Stores, Inc.†	5,300	465,976
Chico’s FAS, Inc.	34,500	528,195
Destination Maternity Corp.#	7,800	52,260
Finish Line, Inc., Class A#	8,000	179,520
New York & Co., Inc.†	33,029	67,049
Tilly’s, Inc., Class A†	14,458	142,700

		3,070,934

Retail - Appliances — 0.0%
hhgregg, Inc.†#	17,000	26,010

Retail - Arts & Crafts — 0.7%
Michaels Cos., Inc.†	90,721	2,211,778

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	9,400	284,350

Retail - Building Products — 0.2%
At Home Group, Inc.†	3,678	47,373
Tile Shop Holdings, Inc.†#	26,700	535,335

		582,708

Retail - Computer Equipment — 0.0%
PCM, Inc.†	6,744	135,892

Retail - Discount — 0.2%
Gordmans Stores, Inc.†#	44,900	32,328
HSN, Inc.	4,800	182,880
Ollie’s Bargain Outlet Holdings, Inc.†#	3,800	114,190
Tuesday Morning Corp.†	42,500	197,625

		527,023

Retail - Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†#	5,600	201,880

Retail - Leisure Products — 0.0%
West Marine, Inc.†	10,000	96,200

Retail - Misc./Diversified — 0.5%
Five Below, Inc.†#	4,100	161,376
Gaia, Inc.†	17,400	147,900
Sally Beauty Holdings, Inc.†	53,332	1,396,765

		1,706,041

Retail - Restaurants — 2.5%
Bravo Brio Restaurant Group, Inc.†#	11,500	47,725
Brinker International, Inc.#	8,600	456,746
Cheesecake Factory, Inc.	5,100	301,767
Denny’s Corp.†	34,200	413,478
Famous Dave’s of America, Inc.†	6,800	31,620
J Alexander’s Holdings, Inc.†	13,000	123,500
Jack in the Box, Inc.	8,300	863,366
Jamba, Inc.†#	13,420	133,126
Kona Grill, Inc.†#	7,700	94,710
Luby’s, Inc.†	25,000	106,500
Panera Bread Co., Class A†#	8,071	1,711,940
Papa John’s International, Inc.#	23,588	2,084,236
Red Robin Gourmet Burgers, Inc.†	8,039	413,606
Sonic Corp.	27,507	717,933
Wingstop, Inc.#	9,000	276,210
Zoe’s Kitchen, Inc.†#	1,100	27,126

		7,803,589

Security Description	Shares	Value (Note 2)

Retail - Sporting Goods — 0.2%
Zumiez, Inc.†	21,400	$530,720

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	8,000	114,800

Retirement/Aged Care — 0.0%
AdCare Health Systems, Inc.†#	51,100	81,760
Five Star Quality Care, Inc.†	5,027	11,562

		93,322

Satellite Telecom — 0.6%
Iridium Communications, Inc.†#	209,914	1,847,243

Savings & Loans/Thrifts — 0.9%
Atlantic Coast Financial Corp.†	20,000	140,400
Beneficial Bancorp, Inc.	22,265	387,411
Capitol Federal Financial, Inc.	29,940	476,345
Clifton Bancorp, Inc.#	6,300	102,879
Entegra Financial Corp.†	6,000	114,900
ESSA Bancorp, Inc.#	9,000	133,290
First Financial Northwest, Inc.	10,000	169,600
Home Bancorp, Inc.	6,600	222,420
Lake Shore Bancorp, Inc.	10,000	141,800
Malvern Bancorp, Inc.†	7,200	144,000
Meridian Bancorp, Inc.	14,900	264,475
Provident Financial Holdings, Inc.	6,714	132,333
SI Financial Group, Inc.	8,500	119,000
Southern Missouri Bancorp, Inc.	5,000	144,500
Territorial Bancorp, Inc.	4,000	125,880

		2,819,233

Schools — 0.1%
American Public Education, Inc.†	7,200	166,320
Lincoln Educational Services Corp.†#	20,000	39,600

		205,920

Security Services — 0.2%
Brink’s Co.	16,600	670,640

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	33,264	261,122
Geospace Technologies Corp.†#	8,900	188,413

		449,535

Semiconductor Components - Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	22,096	1,215,280
Integrated Device Technology, Inc.†	9,600	224,640
Power Integrations, Inc.	13,909	936,076

		2,375,996

Semiconductor Equipment — 0.9%
Entegris, Inc.†	138,379	2,483,903
Magnachip Semiconductor Corp.†#	24,100	155,445
Ultra Clean Holdings, Inc.†	14,700	147,588

		2,786,936

Specified Purpose Acquisitions — 0.1%
Conyers Park Acquisition Corp.†	15,000	159,000

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc., Class A	29,200	386,316
Valmont Industries, Inc.	3,548	528,297

		914,613

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	56,590
Shiloh Industries, Inc.†#	28,100	198,105

		254,695

201

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Storage/Warehousing — 0.6%
Mobile Mini, Inc.#	59,408	$1,823,826

Telecom Equipment - Fiber Optics — 0.4%
Ciena Corp.†	17,300	371,085
Finisar Corp.†	22,974	763,426
KVH Industries, Inc.†	14,357	156,491

		1,291,002

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.#	1	29
Hawaiian Telcom Holdco, Inc.†	5,900	134,756
HC2 Holdings, Inc.†#	25,729	122,470

		257,255

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	10,600	215,710
Aware, Inc.†	14,500	84,100
Westell Technologies, Inc., Class A†#	41,700	22,514
Wireless Telecom Group, Inc.†	68,200	111,848

		434,172

Telephone - Integrated — 0.0%
Alaska Communications Systems Group, Inc.†	77,000	117,040

Textile - Apparel — 0.1%
Cherokee, Inc.†#	6,400	66,880
Tandy Leather Factory, Inc.†	15,000	113,250

		180,130

Textile - Products — 0.0%
Dixie Group, Inc.†	10,000	34,000

Therapeutics — 0.7%
Aquinox Pharmaceuticals, Inc.†#	3,483	48,518
CorMedix, Inc.†#	40,000	67,600
Egalet Corp.†#	25,000	168,250
Neurocrine Biosciences, Inc.†	36,283	1,685,346
Ocera Therapeutics, Inc.†#	37,800	81,270
Zafgen, Inc.†#	15,000	50,700

		2,101,684

Toys — 0.0%
JAKKS Pacific, Inc.†#	15,600	109,980

Transactional Software — 0.1%
Bottomline Technologies de, Inc.†	15,400	385,924

Transport - Equipment & Leasing — 0.1%
General Finance Corp.†#	10,034	40,638
Willis Lease Finance Corp.†	10,000	267,900

		308,538

Transport - Services — 0.2%
Matson, Inc.	10,500	394,905
Radiant Logistics, Inc.†	37,800	137,592

		532,497

Transport - Truck — 2.1%
Celadon Group, Inc.#	76,426	615,229
Forward Air Corp.	36,601	1,770,756
Knight Transportation, Inc.#	15,575	545,125
Landstar System, Inc.	5,100	415,395
Old Dominion Freight Line, Inc.†	32,048	2,797,791
P.A.M. Transportation Services, Inc.†	1,357	33,640
Saia, Inc.†	10,800	450,900
USA Truck, Inc.†	6,900	62,169
XPO Logistics, Inc.†	1	45

		6,691,050

Security Description	Shares	Value (Note 2)

Veterinary Diagnostics — 0.5%
Phibro Animal Health Corp., Class A	51,354	$1,409,667

Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	3,200	103,200

Water — 0.1%
California Water Service Group	12,300	424,965

Web Hosting/Design — 0.0%
Rightside Group, Ltd.†	13,000	102,050

Wire & Cable Products — 0.6%
Belden, Inc.	23,896	1,765,914

Wireless Equipment — 0.1%
ID Systems, Inc.†#	22,000	106,920
TESSCO Technologies, Inc.	5,900	72,275

		179,195

Total Common Stocks
(cost $248,139,838)		305,598,498

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Data Processing/Management — 0.0%
Cloudera, Inc., Series F†(2)(4)(5)	6,715	130,338

E-Commerce/Services — 0.1%
CarGurus, Inc., Series D†(2)(4)(5)	2,567	139,108
CarGurus, Inc., Series E†(2)(4)(5)	814	44,111

		183,219

Enterprise Software/Service — 0.0%
Plex Systems, Inc., Series B†(2)(4)(5)	50,422	91,768

Internet Infrastructure Software — 0.0%
MongoDB, Inc., Series F†(2)(4)(5)	4,475	28,819

Total Convertible Preferred Securities
(cost $436,736)		434,144

WARRANTS† — 0.0%
Medical - Biomedical/Gene — 0.0%
Asterias Biotherapeutics, Inc. Expires 02/15/2017 (strike price $5.00)#	1,890	898

Oil Companies - Exploration & Production — 0.0%
Centennial Resource Development, Inc. Expires 10/11/2021 (strike price $11.50)	2,480	17,359

Total Warrants
(cost $10,572)		18,257

Total Long-Term Investment Securities
(cost $248,587,146)		306,050,899

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Registered Investment Companies — 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28%(6)	335,006	335,006
State Street Navigator Securities Lending Prime Portfolio 0.26%(3)(6)	23,632,405	23,632,405
T. Rowe Price Government Reserve Fund 0.36%(6)	1,073,978	1,073,978

		25,041,389

202

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$6,499,000	$6,499,000

Total Short-Term Investment Securities
(cost $31,540,389)		31,540,389

TOTAL INVESTMENTS
(cost $280,127,535)(7)	107.4%	337,591,288
Liabilities in excess of other assets	(7.4)	(23,365,252)

NET ASSETS	100.0%	$314,226,036

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	At November 30, 2016, the Fund had loaned securities with a total value of $50,064,862. This was secured by collateral of $23,632,405, which was received in cash and subsequently invested in short-term investments currently valued at $23,632,405 as reported in the Portfolio of Investments. Additional collateral of $28,257,103 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	$12,725,762
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2016 to 11/15/2045	15,531,341

(4)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $597,177 representing 0.2% of net assets.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Apptio, Inc., Class B	03/09/2012	5,641	$101,069	$106,161	$18.82	0.03%
Survey Monkey .com LLC	11/25/2014	5,062	83,270	56,872	11.24	0.02
Convertible Preferred Securities
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	139,108	54.19	0.04
CarGurus, Inc., Series E	08/23/2016	814	44,111	44,111	54.19	0.01
Cloudera, Inc., Series F	02/05/2014	6,715	97,770	130,338	19.41	0.04
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	28,819	6.44	0.01
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	91,768	1.82	0.03

				$597,177		0.18%

(6)	The rate shown is the 7-day yield as of November 30, 2016.
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computers - Integrated Systems	$1,096,499	$106,161	$—	$1,202,660
E-Commerce/Services	857,531	—	56,872	914,403
Other Industries	303,481,435	—	—	303,481,435
Convertible Preferred Securities	—	—	434,144	434,144
Warrants	18,257	—	—	18,257
Short-Term Investment Securities:
Registered Investment Companies	25,041,389	—	—	25,041,389
Time Deposits	—	6,499,000	—	6,499,000

	$330,495,111	$6,605,161	$491,016	$337,591,288

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

203

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Banks — Commercial	9.6%
Registered Investment Companies	8.5
Real Estate Investment Trusts	7.4
U.S. Government Treasuries	7.1
Medical — Biomedical/Gene	3.2
Repurchase Agreements	2.5
Electronic Components — Semiconductors	2.1
Savings & Loans/Thrifts	1.9
Retail — Restaurants	1.8
Medical — Drugs	1.8
Chemicals — Specialty	1.6
Electric — Integrated	1.5
Computer Services	1.4
Oil Companies — Exploration & Production	1.3
Medical Products	1.2
Gas — Distribution	1.1
Insurance — Property/Casualty	1.0
Retail — Apparel/Shoe	1.0
Building & Construction Products — Misc.	0.8
Electronic Components — Misc.	0.8
Medical Instruments	0.8
Transport — Truck	0.8
Diversified Manufacturing Operations	0.8
Applications Software	0.8
Auto/Truck Parts & Equipment — Original	0.7
Aerospace/Defense — Equipment	0.7
Human Resources	0.7
Food — Misc./Diversified	0.7
Oil — Field Services	0.7
Semiconductor Equipment	0.7
Distribution/Wholesale	0.7
Finance — Investment Banker/Broker	0.7
Enterprise Software/Service	0.6
Schools	0.6
Computer Software	0.6
Building — Residential/Commercial	0.5
Data Processing/Management	0.5
Investment Management/Advisor Services	0.5
Telecom Equipment — Fiber Optics	0.5
Semiconductor Components — Integrated Circuits	0.5
Insurance — Life/Health	0.5
Consulting Services	0.5
Networking Products	0.5
Metal Processors & Fabrication	0.5
Building — Heavy Construction	0.5
Aerospace/Defense	0.5
Computers — Integrated Systems	0.5
Telecom Services	0.5
Commercial Services	0.4
Machinery — General Industrial	0.4
Wireless Equipment	0.4
Office Furnishings — Original	0.4
Multimedia	0.4
Chemicals — Diversified	0.4
Financial Guarantee Insurance	0.4
Transport — Marine	0.4
Airlines	0.4
Commercial Services — Finance	0.4
Engineering/R&D Services	0.4
Food — Wholesale/Distribution	0.4
Footwear & Related Apparel	0.4
Steel — Producers	0.4
E-Commerce/Services	0.4
Therapeutics	0.4
E-Commerce/Products	0.3
Printing — Commercial	0.3
Retail — Automobile	0.3
Insurance — Multi — line	0.3
Medical — Outpatient/Home Medical	0.3
Power Converter/Supply Equipment	0.3

Finance — Consumer Loans	0.3
Insurance — Reinsurance	0.3
Retail — Misc./Diversified	0.3
Water	0.3
Energy — Alternate Sources	0.3
Broadcast Services/Program	0.3
Drug Delivery Systems	0.3
Finance — Mortgage Loan/Banker	0.3
Instruments — Controls	0.3
Research & Development	0.3
Wire & Cable Products	0.3
Electronic Measurement Instruments	0.3
Transactional Software	0.3
Lasers — System/Components	0.3
Independent Power Producers	0.3
Consumer Products — Misc.	0.3
Home Furnishings	0.3
Miscellaneous Manufacturing	0.3
Medical — HMO	0.3
Internet Security	0.3
Retail — Discount	0.3
Oil Refining & Marketing	0.3
Paper & Related Products	0.3
Hotels/Motels	0.2
Finance — Other Services	0.2
Real Estate Operations & Development	0.2
Machinery — Construction & Mining	0.2
Medical Information Systems	0.2
Building Products — Doors & Windows	0.2
Computer Aided Design	0.2
Physical Therapy/Rehabilitation Centers	0.2
Computers — Other	0.2
Patient Monitoring Equipment	0.2
Building & Construction — Misc.	0.2
Racetracks	0.2
Entertainment Software	0.2
Security Services	0.2
Internet Content — Information/News	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Chemicals — Plastics	0.2
Electric Products — Misc.	0.2
Diversified Minerals	0.2
Linen Supply & Related Items	0.2
Transport — Services	0.2
Electronic Design Automation	0.2
Telecommunication Equipment	0.2
Rental Auto/Equipment	0.2
Telephone — Integrated	0.2
Satellite Telecom	0.2
Containers — Paper/Plastic	0.2
Oil Field Machinery & Equipment	0.2
Web Hosting/Design	0.2
Medical — Hospitals	0.2
Diagnostic Equipment	0.2
Steel Pipe & Tube	0.2
Batteries/Battery Systems	0.2
Disposable Medical Products	0.2
Tobacco	0.2
Transport — Equipment & Leasing	0.2
Publishing — Newspapers	0.2
Filtration/Separation Products	0.2
Building Products — Cement	0.2
Cosmetics & Toiletries	0.2
Rubber/Plastic Products	0.2
Apparel Manufacturers	0.2
Veterinary Diagnostics	0.2
Machine Tools & Related Products	0.2
Television	0.2
Food — Retail	0.2

204

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Electronic Parts Distribution	0.2%
Metal Products — Distribution	0.1
Industrial Audio & Video Products	0.1
Resorts/Theme Parks	0.1
Building Products — Wood	0.1
Theaters	0.1
Gambling (Non — Hotel)	0.1
Internet Application Software	0.1
Funeral Services & Related Items	0.1
Retail — Office Supplies	0.1
Environmental Consulting & Engineering	0.1
E — Marketing/Info	0.1
Publishing — Books	0.1
Machinery — Electrical	0.1
Computers — Periphery Equipment	0.1
Medical — Nursing Homes	0.1
Retail — Home Furnishings	0.1
Internet Telephone	0.1
Real Estate Management/Services	0.1
Building — Maintenance & Services	0.1
Casino Hotels	0.1
Medical — Generic Drugs	0.1
Retail — Building Products	0.1
Silver Mining	0.1
Lighting Products & Systems	0.1
Health Care Cost Containment	0.1
Firearms & Ammunition	0.1
Auction Houses/Art Dealers	0.1
Storage/Warehousing	0.1
Rubber — Tires	0.1
Medical — Wholesale Drug Distribution	0.1
Machinery — Pumps	0.1
Audio/Video Products	0.1
Vitamins & Nutrition Products	0.1
Transport — Air Freight	0.1
Internet Connectivity Services	0.1
Finance — Credit Card	0.1
Retail — Sporting Goods	0.1
Environmental Monitoring & Detection	0.1
Metal — Aluminum	0.1
Steel — Specialty	0.1
Oil & Gas Drilling	0.1
Auto Repair Centers	0.1
Food — Dairy Products	0.1
Diversified Operations	0.1
Platinum	0.1
Communications Software	0.1
Diagnostic Kits	0.1
Private Equity	0.1
Agricultural Operations	0.1
Brewery	0.1
Containers — Metal/Glass	0.1
Auto — Heavy Duty Trucks	0.1
Publishing — Periodicals	0.1
Identification Systems	0.1
Building — Mobile Home/Manufactured Housing	0.1
Beverages — Non — alcoholic	0.1
Poultry	0.1
Pipelines	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Machinery — Farming	0.1
Educational Software	0.1
Computers — Memory Devices	0.1
Metal — Iron	0.1
Decision Support Software	0.1
Appliances	0.1
Electric — Generation	0.1
Precious Metals	0.1
Electronic Security Devices	0.1

Banks — Fiduciary	0.1
Medical Laser Systems	0.1
Banks — Super Regional	0.1
Internet Content — Entertainment	0.1
Circuit Boards	0.1
Building Products — Air & Heating	0.1
Office Supplies & Forms	0.1
Retail — Bookstores	0.1
Finance — Leasing Companies	0.1
Hazardous Waste Disposal	0.1
Computer Data Security	0.1
Medical Imaging Systems	0.1
Travel Services	0.1
Casino Services	0.1
Recreational Centers	0.1
Golf	0.1
Food — Flour & Grain	0.1
Retail — Leisure Products	0.1
Coal	0.1
Respiratory Products	0.1
Housewares	0.1
Metal Products — Fasteners	0.1
Engines — Internal Combustion	0.1
Finance — Commercial	0.1
B2B/E-Commerce	0.1

108.5%

*	Calculated as a percentage of net assets

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.4%
Advertising Agencies — 0.0%
MDC Partners, Inc., Class A#	28,853	$178,889

Advertising Services — 0.0%
Marchex, Inc., Class B†	18,816	49,298

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	11,529	326,271
Cubic Corp.	14,194	657,182
Esterline Technologies Corp.†	16,657	1,464,983
Kratos Defense & Security Solutions, Inc.†	26,098	191,037
National Presto Industries, Inc.	2,772	263,756
Teledyne Technologies, Inc.†	19,273	2,406,620

		5,309,849

Aerospace/Defense - Equipment — 0.7%
AAR Corp.	18,618	686,818
Aerojet Rocketdyne Holdings, Inc.†	33,557	681,878
Astronics Corp.†#	10,875	401,505
Curtiss-Wright Corp.	24,953	2,508,276
Ducommun, Inc.†	5,854	167,424
Kaman Corp.#	15,114	736,354
KLX, Inc.†	29,759	1,160,303
Moog, Inc., Class A†	18,007	1,257,429
Triumph Group, Inc.#	27,776	772,173

		8,372,160

Agricultural Operations — 0.1%
Alico, Inc.#	1,794	48,976
Andersons, Inc.	15,137	595,641
Limoneira Co.#	6,605	118,494
Tejon Ranch Co.†#	7,840	205,721

		968,832

Airlines — 0.4%
Allegiant Travel Co.	7,440	1,215,696
Hawaiian Holdings, Inc.†	29,707	1,525,455
SkyWest, Inc.	28,297	1,042,744
Virgin America, Inc.†#	10,898	615,737

		4,399,632

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	15,192	863,969
Delta Apparel, Inc.†	4,008	81,803
Oxford Industries, Inc.	8,557	621,752
Sequential Brands Group, Inc.†#	22,105	113,177
Superior Uniform Group, Inc.#	4,525	86,835
Vince Holding Corp.†#	12,136	51,578

		1,819,114

Appliances — 0.1%
iRobot Corp.†#	15,121	861,897

Applications Software — 0.8%
Appfolio, Inc.† Class A#	4,280	93,732
Bazaarvoice, Inc.†	46,246	245,104
Brightcove, Inc.†	16,873	140,046
Callidus Software, Inc.†	31,325	491,802
Ebix, Inc.#	14,200	846,320
Five9, Inc.†#	18,602	294,470
HubSpot, Inc.†	16,256	911,962
Jive Software, Inc.†	32,510	123,538
MINDBODY, Inc., Class A†#	8,113	175,241
New Relic, Inc.†#	12,368	392,189
Park City Group, Inc.†#	7,278	106,259
Paycom Software, Inc.†#	24,787	1,112,193
PDF Solutions, Inc.†#	15,224	358,525
Progress Software Corp.	28,215	834,317

Security Description	Shares	Value (Note 2)

Applications Software (continued)
RealPage, Inc.†	30,444	$870,698
Tangoe, Inc.†	15,567	123,291
Verint Systems, Inc.†	34,985	1,313,687

		8,433,374

Athletic Equipment — 0.0%
Nautilus, Inc.†#	17,267	296,992

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.	5,233	87,391
Sotheby’s†	29,468	1,151,020

		1,238,411

Audio/Video Products — 0.1%
Daktronics, Inc.	20,662	212,612
DTS, Inc.	9,820	416,957
Universal Electronics, Inc.†#	7,976	537,184

		1,166,753

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	17,686	1,057,623

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	3,046	49,650
Navistar International Corp.†#	27,886	857,773
Workhorse Group, Inc.†#	6,444	47,750

		955,173

Auto - Truck Trailers — 0.0%
Wabash National Corp.†#	36,345	501,198

Auto/Truck Parts & Equipment - Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	43,204	676,575
Cooper-Standard Holding, Inc.†	8,351	796,017
Dana, Inc.	83,977	1,418,372
Federal-Mogul Holdings Corp.†#	17,286	165,427
Gentherm, Inc.†#	20,539	654,167
Horizon Global Corp.†	10,273	236,382
Meritor, Inc.†#	48,855	616,550
Metaldyne Performance Group, Inc.	8,467	171,033
Miller Industries, Inc.	6,203	158,176
Modine Manufacturing Co.†	26,524	311,657
Spartan Motors, Inc.	18,729	167,625
Strattec Security Corp.	1,960	76,244
Superior Industries International, Inc.	14,147	355,797
Supreme Industries, Inc. Class A#	7,306	103,599
Tenneco, Inc.†#	31,767	1,872,665
Titan International, Inc.	24,925	288,133
Tower International, Inc.	11,550	302,610
Unique Fabricating, Inc.	3,714	52,924

		8,423,953

Auto/Truck Parts & Equipment - Replacement — 0.2%
Dorman Products, Inc.†#	14,934	1,078,832
Douglas Dynamics, Inc.#	12,460	398,097
Motorcar Parts of America, Inc.†#	10,306	252,085
Standard Motor Products, Inc.#	12,098	604,174

		2,333,188

B2B/E-Commerce — 0.1%
ePlus, Inc.†	3,560	395,872
Global Sources, Ltd.†	4,621	41,589
TechTarget, Inc.†	10,540	88,641

		526,102

Banks - Commercial — 9.6%
1st Source Corp.	8,813	346,880
Access National Corp.#	4,597	125,820

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
ACNB Corp.	3,356	$104,372
Allegiance Bancshares, Inc.†	6,186	189,292
American National Bankshares, Inc.	4,624	144,038
Ameris Bancorp	19,176	860,044
Ames National Corp.#	4,824	144,961
Arrow Financial Corp.	6,374	241,256
Atlantic Capital Bancshares, Inc.†	9,754	157,039
BancFirst Corp.#	4,410	361,399
Bancorp, Inc.†	19,740	136,601
BancorpSouth, Inc.	48,784	1,392,783
Bank of Marin Bancorp	3,360	213,192
Bank of the Ozarks, Inc.#	49,971	2,424,593
Bankwell Financial Group, Inc.#	3,221	93,892
Banner Corp.	16,911	881,570
Bar Harbor Bankshares#	3,348	147,546
Blue Hills Bancorp, Inc.#	13,883	241,564
BNC Bancorp#	21,327	644,075
Bridge Bancorp, Inc.	9,418	316,916
Bryn Mawr Bank Corp.#	9,377	345,074
C&F Financial Corp.	1,814	81,811
Camden National Corp.	8,601	335,009
Capital Bank Financial Corp., Class A	14,205	508,527
Capital City Bank Group, Inc.	6,196	116,795
Cardinal Financial Corp.	17,701	566,255
Carolina Financial Corp.	5,766	152,972
Cascade Bancorp†	17,684	128,740
Cass Information Systems, Inc.	6,176	432,320
Cathay General Bancorp, Class B	41,828	1,468,163
CenterState Banks, Inc.	26,119	585,588
Central Pacific Financial Corp.	17,052	503,887
Central Valley Community Bancorp	4,929	81,427
Century Bancorp, Inc., Class A	1,674	90,982
Chemical Financial Corp.	37,117	1,925,630
Chemung Financial Corp.	1,769	55,617
Citizens & Northern Corp.#	6,596	157,315
City Holding Co.#	8,217	505,181
CNB Financial Corp.#	7,795	181,312
CoBiz Financial, Inc.	20,948	316,943
Codorus Valley Bancorp, Inc.	4,564	109,544
Columbia Banking System, Inc.	32,708	1,302,433
Community Bank System, Inc.#	24,255	1,375,258
Community Trust Bancorp, Inc.	8,577	362,378
ConnectOne Bancorp, Inc.	15,997	375,929
County Bancorp, Inc.	2,708	61,147
CU Bancorp†	9,144	255,118
Customers Bancorp, Inc.†#	13,713	418,246
CVB Financial Corp.#	56,981	1,183,495
Eagle Bancorp, Inc.†	17,224	1,011,910
Enterprise Bancorp, Inc.#	4,725	149,074
Enterprise Financial Services Corp.	10,810	415,104
Equity Bancshares, Inc.†	2,841	88,980
Farmers Capital Bank Corp.#	4,144	148,770
Farmers National Banc Corp.	13,997	165,864
FCB Financial Holdings, Inc., Class A†	16,874	746,674
Fidelity Southern Corp.	11,681	260,486
Financial Institutions, Inc.	7,811	239,407
First Bancorp	11,086	277,150
First BanCorp/Puerto Rico†	66,988	396,569
First Bancorp, Inc.	5,735	166,430
First Busey Corp.	17,437	477,948
First Business Financial Services, Inc.	4,545	99,763
First Citizens BancShares, Inc., Class A	4,273	1,522,769
First Commonwealth Financial Corp.	49,892	629,637
First Community Bancshares, Inc.	8,801	248,188
First Community Financial Partners, Inc.†#	7,654	83,429

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Connecticut Bancorp, Inc.	7,871	$170,407
First Financial Bancorp	34,519	925,109
First Financial Bankshares, Inc.#	35,952	1,547,734
First Financial Corp.	5,635	258,083
First Foundation, Inc.†	7,432	208,245
First Internet Bancorp	2,924	84,942
First Interstate BancSystem, Inc., Class A#	11,099	418,987
First Merchants Corp.	22,951	787,908
First Mid-Illinois Bancshares, Inc.	3,233	98,445
First Midwest Bancorp, Inc.	45,337	1,100,782
First NBC Bank Holding Co.†#	8,810	62,111
First Northwest Bancorp†	6,246	92,066
First of Long Island Corp.	12,035	308,083
FNB Corp.	118,402	1,809,183
Franklin Financial Network, Inc.†	5,278	199,244
Fulton Financial Corp.	96,893	1,719,851
German American Bancorp, Inc.#	7,994	379,235
Glacier Bancorp, Inc.	42,939	1,472,808
Great Southern Bancorp, Inc.	6,041	299,936
Great Western Bancorp, Inc.	33,267	1,330,680
Green Bancorp, Inc.†#	11,647	145,588
Guaranty Bancorp	8,454	180,070
Hancock Holding Co.	43,610	1,811,995
Hanmi Financial Corp.#	17,668	542,408
Heartland Financial USA, Inc.	12,366	529,883
Heritage Commerce Corp.	14,691	182,021
Heritage Financial Corp.	16,608	376,171
Heritage Oaks Bancorp	13,507	134,395
Hilltop Holdings, Inc.	42,261	1,187,111
Home BancShares, Inc.	68,171	1,763,584
Hope Bancorp, Inc.	72,281	1,438,392
Horizon Bancorp	9,485	216,057
IBERIABANK Corp.#	23,075	1,911,764
Independent Bank Corp./Rockland, MA	14,576	948,898
Independent Bank Corp./MI	11,465	216,688
International Bancshares Corp.	30,840	1,200,447
Kearny Financial Corp.	51,969	787,330
Lakeland Bancorp, Inc.	21,863	383,696
Lakeland Financial Corp.#	13,578	572,992
LCNB Corp.	4,959	102,651
LegacyTexas Financial Group, Inc.	24,985	980,911
Live Oak Bancshares, Inc.#	11,015	191,110
Macatawa Bank Corp.	14,895	140,460
MainSource Financial Group, Inc.#	12,992	397,165
MB Financial, Inc.	39,430	1,706,136
MBT Financial Corp.	10,020	95,691
Mercantile Bank Corp.	8,952	293,715
Merchants Bancshares, Inc.	3,241	160,105
Middleburg Financial Corp.#	2,643	91,818
Midland States Bancorp, Inc.	2,073	67,497
MidWestOne Financial Group, Inc.	4,648	155,662
National Bankshares, Inc.#	3,836	138,480
National Commerce Corp.†	4,764	155,783
NBT Bancorp, Inc.#	23,886	922,955
Nicolet Bankshares, Inc.†#	4,276	188,871
Northrim BanCorp, Inc.	3,791	106,527
OFG Bancorp	24,370	328,995
Old Line Bancshares, Inc.	4,712	103,146
Old National Bancorp	74,846	1,276,124
Old Second Bancorp, Inc.	16,188	148,930
Opus Bank	9,661	244,423
Orrstown Financial Services, Inc.	4,166	92,694
Pacific Continental Corp.	10,748	213,348
Pacific Mercantile Bancorp†#	8,626	52,187
Park National Corp.	7,492	836,107

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Park Sterling Corp.	29,035	$282,511
Peapack Gladstone Financial Corp.	8,856	237,075
Penns Woods Bancorp, Inc.#	2,607	123,363
People’s Utah Bancorp	7,316	169,000
Peoples Bancorp, Inc.	9,048	264,292
Peoples Financial Services Corp.	3,871	170,789
Pinnacle Financial Partners, Inc.	24,278	1,565,931
Preferred Bank#	6,838	308,325
Premier Financial Bancorp, Inc.#	5,268	96,877
PrivateBancorp, Inc.	44,245	2,069,781
Prosperity Bancshares, Inc.#	37,708	2,493,630
Provident Bancorp, Inc.†	2,485	45,724
QCR Holdings, Inc.	6,703	255,719
Renasant Corp.	23,009	953,953
Republic Bancorp, Inc., Class A	5,441	201,480
Republic First Bancorp, Inc.†#	18,940	101,329
S&T Bancorp, Inc.#	19,233	680,656
Sandy Spring Bancorp, Inc.	13,255	482,482
Seacoast Banking Corp. of Florida†	16,680	342,941
ServisFirst Bancshares, Inc.	12,977	955,367
Shore Bancshares, Inc.	7,062	98,515
Sierra Bancorp	6,558	149,850
Simmons First National Corp., Class A#	16,508	997,909
South State Corp.#	13,320	1,131,534
Southern First Bancshares, Inc.†	3,228	99,100
Southern National Bancorp of Virginia, Inc.	6,307	93,722
Southside Bancshares, Inc.#	13,805	531,078
Southwest Bancorp, Inc.	10,171	222,236
State Bank Financial Corp.#	19,693	486,220
Stock Yards Bancorp, Inc.#	11,967	493,040
Stonegate Bank	6,452	251,563
Suffolk Bancorp	6,448	268,624
Summit Financial Group, Inc.#	4,691	114,836
Sun Bancorp, Inc./NJ	6,043	138,687
Texas Capital Bancshares, Inc.†#	26,017	1,892,737
Tompkins Financial Corp.#	8,170	705,071
Towne Bank#	31,481	1,015,262
TriCo Bancshares	11,391	356,083
TriState Capital Holdings, Inc.†	12,352	251,981
Triumph Bancorp, Inc.†	8,712	186,872
TrustCo Bank Corp. NY#	51,433	419,179
Trustmark Corp.#	37,989	1,280,609
UMB Financial Corp.	25,292	1,922,698
Umpqua Holdings Corp.	124,505	2,212,454
Union Bankshares Corp.	24,434	825,869
United Bankshares, Inc.#	37,001	1,707,596
United Community Banks, Inc.	39,529	1,074,398
Univest Corp. of Pennsylvania#	16,189	462,196
Valley National Bancorp	139,552	1,582,520
Veritex Holdings, Inc.†	4,651	92,322
Washington Trust Bancorp, Inc.	8,385	427,216
WashingtonFirst Bankshares, Inc.	4,553	124,570
Webster Financial Corp.#	51,707	2,565,184
WesBanco, Inc.#	22,618	901,780
West Bancorporation, Inc.	8,938	198,870
Westamerica Bancorporation#	13,904	862,465
Western New England Bancorp, Inc.	8,962	75,281
Wintrust Financial Corp.	27,286	1,796,510
Xenith Bankshares, Inc.†	19,639	49,098
Yadkin Financial Corp.	28,103	920,654

		108,061,515

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.#	46,111	691,665
Union Bankshares, Inc.#	2,189	96,097

		787,762

Security Description	Shares	Value (Note 2)

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	15,503	$455,633

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	6,259	376,166
National Bank Holdings Corp., Class A	14,754	401,309

		777,475

Batteries/Battery Systems — 0.2%
EnerSys	24,545	1,953,291

Beverages - Non - alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated#	2,655	429,526
National Beverage Corp.#	6,594	332,931
Primo Water Corp.†	11,892	152,931

		915,388

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	7,064	334,127

Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	12,602	316,310

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	4,969	860,134
Craft Brew Alliance, Inc.†#	7,119	108,209

		968,343

Broadcast Services/Program — 0.3%
Hemisphere Media Group, Inc.†#	3,690	43,727
MSG Networks, Inc., Class A†	33,524	685,566
Nexstar Broadcasting Group, Inc., Class A#	16,812	1,002,836
TiVo Corp.†#	65,953	1,335,548
World Wrestling Entertainment, Inc., Class A#	20,357	382,304

		3,449,981

Building & Construction Products - Misc. — 0.8%
Armstrong Flooring, Inc.†	13,177	246,805
Builders FirstSource, Inc.†#	47,229	522,353
Caesarstone, Ltd.†#	13,422	365,078
Drew Industries, Inc.	13,372	1,405,397
Gibraltar Industries, Inc.†	17,762	799,290
Louisiana-Pacific Corp.†	81,230	1,570,988
NCI Building Systems, Inc.†	15,322	255,877
Patrick Industries, Inc.†#	8,174	583,215
Ply Gem Holdings, Inc.†	12,395	189,024
Quanex Building Products Corp.#	19,281	375,016
Simpson Manufacturing Co., Inc.	23,380	1,102,133
Summit Materials, Inc., Class A†	35,619	846,664
Trex Co., Inc.†#	16,614	1,093,035

		9,354,875

Building & Construction - Misc. — 0.2%
Aegion Corp.†	19,683	476,132
Comfort Systems USA, Inc.	20,891	672,690
Hill International, Inc.†#	18,198	72,792
IES Holdings, Inc.†	4,410	86,657
MYR Group, Inc.†	9,575	358,679
TopBuild Corp.†	21,706	787,711

		2,454,661

Building Products - Air & Heating — 0.1%
AAON, Inc.	22,750	748,475

Building Products - Cement — 0.2%
Continental Building Products, Inc.†	19,842	444,461
Headwaters, Inc.†	40,977	971,155
US Concrete, Inc.†	8,063	458,381

		1,873,997

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Doors & Windows — 0.2%
Apogee Enterprises, Inc.	15,993	$762,866
Griffon Corp.#	17,035	407,137
Masonite International Corp.†	17,105	1,108,404
PGT, Inc.†	26,910	298,701

		2,577,108

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.#	13,392	131,509

Building Products - Wood — 0.1%
Boise Cascade Co.†	21,988	501,326
Universal Forest Products, Inc.	11,164	1,109,032

		1,610,358

Building - Heavy Construction — 0.5%
Dycom Industries, Inc.†#	17,213	1,260,508
Granite Construction, Inc.	22,259	1,313,058
Layne Christensen Co.†#	10,197	108,496
MasTec, Inc.†	37,298	1,415,459
Orion Group Holdings, Inc.†	15,166	151,205
Primoris Services Corp.#	22,674	519,915
Tutor Perini Corp.†#	21,270	555,147

		5,323,788

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	31,407	1,381,908

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	4,770	451,003
Winnebago Industries, Inc.#	15,100	489,995

		940,998

Building - Residential/Commercial — 0.5%
AV Homes, Inc.†#	6,889	109,191
Beazer Homes USA, Inc.†	17,730	239,000
Century Communities, Inc.†	8,571	177,848
Green Brick Partners, Inc.†#	13,076	119,645
Hovnanian Enterprises, Inc., Class A†#	68,637	135,215
Installed Building Products, Inc.†	11,329	470,153
KB Home#	46,994	744,385
LGI Homes, Inc.†#	8,700	284,055
M/I Homes, Inc.†#	13,333	311,459
MDC Holdings, Inc.#	22,292	599,209
Meritage Homes Corp.†#	21,542	776,589
New Home Co., Inc.†#	7,150	82,440
PICO Holdings, Inc.†#	12,319	176,162
Taylor Morrison Home Corp., Class A†	17,118	339,108
TRI Pointe Group, Inc.†	83,889	974,790
UCP, Inc., Class A†#	4,553	49,855
WCI Communities, Inc.†	12,197	283,580
William Lyon Homes, Class A†#	13,467	266,647

		6,139,331

Casino Hotels — 0.1%
Boyd Gaming Corp.†	46,492	875,909
Caesars Entertainment Corp.†#	31,777	238,328
Century Casinos, Inc.†	12,010	82,869
Monarch Casino & Resort, Inc.†	5,980	148,782

		1,345,888

Casino Services — 0.1%
Eldorado Resorts, Inc.†#	16,133	221,829
Scientific Games Corp., Class A†#	29,249	431,422

		653,251

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.0%
ATN International, Inc.#	5,940	$429,521
Leap Wireless CVR†(1)(2)	35,827	0
NII Holdings, Inc.†#	30,151	51,257

		480,778

Chemicals - Diversified — 0.4%
Aceto Corp.#	16,385	334,745
Codexis, Inc.†	18,853	89,552
Innophos Holdings, Inc.	10,892	593,832
Innospec, Inc.	13,300	873,810
Koppers Holdings, Inc.†	11,456	439,338
Olin Corp.#	93,316	2,426,216

		4,757,493

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	24,244	336,507

Chemicals - Other — 0.0%
American Vanguard Corp.	15,896	289,307

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	16,196	539,327
Landec Corp.†#	15,066	215,444
PolyOne Corp.	47,278	1,558,755

		2,313,526

Chemicals - Specialty — 1.6%
AgroFresh Solutions, Inc.†#	12,397	34,712
Balchem Corp.	17,725	1,415,518
Calgon Carbon Corp.#	28,376	502,255
Chemours Co.	103,232	2,551,895
Chemtura Corp.†	35,888	1,182,510
CSW Industrials, Inc.†	8,119	296,344
Ferro Corp.†	46,878	693,794
GCP Applied Technologies, Inc.†	39,950	1,118,600
H.B. Fuller Co.#	28,240	1,326,998
Hawkins, Inc.	5,413	262,801
Ingevity Corp.†#	23,993	1,256,513
KMG Chemicals, Inc.	5,076	171,467
Kraton Corp.†	16,670	513,936
Minerals Technologies, Inc.	19,527	1,581,687
Oil-Dri Corp. of America	2,810	111,585
OMNOVA Solutions, Inc.†	23,926	229,690
Quaker Chemical Corp.#	7,282	926,562
Sensient Technologies Corp.	25,083	1,958,731
Stepan Co.	11,060	897,740
Tronox, Ltd., Class A#	36,320	411,869
Univar, Inc.†	24,218	603,028
Valhi, Inc.#	14,140	43,834

		18,092,069

Circuit Boards — 0.1%
Park Electrochemical Corp.	10,884	197,327
TTM Technologies, Inc.†	40,822	553,954

		751,281

Coal — 0.1%
SunCoke Energy, Inc.	36,312	414,683
Westmoreland Coal Co.†	10,372	179,643

		594,326

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.#	12,396	154,702

Coffee — 0.0%
Farmer Bros. Co.†	4,556	158,777

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.4%
Care.com, Inc.†	9,010	$76,765
Collectors Universe, Inc.	4,211	84,052
Healthcare Services Group, Inc.	39,657	1,544,640
HMS Holdings Corp.†	47,470	869,650
Medifast, Inc.	5,887	230,064
National Research Corp., Class A	4,719	75,504
Nutrisystem, Inc.	16,403	602,810
PFSweb, Inc.†	8,271	65,754
RPX Corp.†	27,967	292,255
ServiceSource International, Inc.†#	34,369	203,808
SP Plus Corp.†	9,732	270,063
Team, Inc.†#	16,275	558,233
Weight Watchers International, Inc.†#	15,624	164,365

		5,037,963

Commercial Services - Finance — 0.4%
Cardtronics PLC, Class A†	25,390	1,256,043
CBIZ, Inc.†#	27,801	344,732
CPI Card Group, Inc.#	11,824	44,340
EVERTEC, Inc.	35,791	653,186
Green Dot Corp., Class A†	24,036	579,508
LendingTree, Inc.†	3,579	375,079
Liberty Tax, Inc.	3,832	47,134
MoneyGram International, Inc.†	16,667	182,004
Travelport Worldwide, Ltd.	65,096	911,344

		4,393,370

Communications Software — 0.1%
BroadSoft, Inc.†#	16,564	687,406
Digi International, Inc.†	14,595	195,573
pdvWireless, Inc.†#	5,501	129,824

		1,012,803

Computer Aided Design — 0.2%
Aspen Technology, Inc.†#	46,584	2,461,033
Exa Corp.†	7,810	115,822

		2,576,855

Computer Data Security — 0.1%
Qualys, Inc.†	15,320	508,624
Varonis Systems, Inc.†	6,025	175,930

		684,554

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	22,851	447,880

Computer Services — 1.4%
Barracuda Networks, Inc.†	12,395	273,186
CACI International, Inc., Class A†	13,705	1,773,427
Carbonite, Inc.†	10,013	185,241
Cogint, Inc.†#	8,550	28,215
Convergys Corp.#	50,108	1,296,294
DMC Global, Inc.#	7,895	129,083
Engility Holdings, Inc.†	10,155	368,119
EPAM Systems, Inc.†#	27,158	1,789,712
ExlService Holdings, Inc.†	18,329	871,727
Globant SA†#	14,477	495,982
Insight Enterprises, Inc.†	20,661	723,548
KEYW Holding Corp.†#	20,213	253,269
MAXIMUS, Inc.	36,159	1,999,231
Science Applications International Corp.	23,831	1,967,726
SecureWorks Corp., Class A†#	3,415	42,175
Sykes Enterprises, Inc.†	21,796	614,211
Syntel, Inc.#	18,188	352,847
TeleTech Holdings, Inc.#	9,250	265,938
Tessera Holdings Corp.	27,742	1,098,583

Security Description	Shares	Value (Note 2)

Computer Services (continued)
Unisys Corp.†	28,291	$420,122
Virtusa Corp.†#	15,578	346,143

		15,294,779

Computer Software — 0.6%
Avid Technology, Inc.†	18,108	76,235
Blackbaud, Inc.#	26,590	1,669,320
Box, Inc., Class A†	27,491	418,413
Cornerstone OnDemand, Inc.†#	28,361	1,018,443
Envestnet, Inc.†#	23,332	842,285
Guidance Software, Inc.†	12,733	89,768
j2 Global, Inc.#	26,525	1,949,853
Planet Payment, Inc.†	23,843	95,849
Workiva, Inc.†	12,372	184,343

		6,344,509

Computers - Integrated Systems — 0.5%
Agilysys, Inc.†	8,528	87,071
Cray, Inc.†#	22,674	437,608
Diebold, Inc.#	33,638	766,946
Maxwell Technologies, Inc.†#	17,739	88,695
Mercury Systems, Inc.†#	21,944	651,956
MTS Systems Corp.	8,355	449,917
NCI, Inc., Class A	3,400	44,540
NetScout Systems, Inc.†	54,087	1,687,515
Radisys Corp.†#	20,062	83,859
Silver Spring Networks, Inc.†#	21,342	297,721
Super Micro Computer, Inc.†	21,771	595,437
USA Technologies, Inc.†#	20,188	85,799

		5,277,064

Computers - Memory Devices — 0.1%
Datalink Corp.†	11,340	127,008
Nimble Storage, Inc.†#	35,457	268,764
Pure Storage, Inc., Class A†	34,381	479,615

		875,387

Computers - Other — 0.2%
3D Systems Corp.†#	60,436	837,039
ExOne Co.†#	6,149	60,691
Lumentum Holdings, Inc.†	28,458	1,141,166
Stratasys, Ltd.†#	27,630	498,721

		2,537,617

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†#	26,484	1,152,584
Immersion Corp.†#	16,299	167,880
Mitek Systems, Inc.†#	16,581	92,853

		1,413,317

Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†	13,935	253,617

Consulting Services — 0.5%
Advisory Board Co.†	23,072	816,749
CEB, Inc.	18,106	1,067,349
CRA International, Inc.	4,920	161,671
Forrester Research, Inc.	5,594	228,794
Franklin Covey Co.†	5,752	119,642
FTI Consulting, Inc.†	23,380	998,326
Hackett Group, Inc.	12,643	224,540
Huron Consulting Group, Inc.†	12,176	642,284
ICF International, Inc.†	10,167	562,743
Information Services Group, Inc.†#	17,497	61,414
Navigant Consulting, Inc.†	26,783	661,540
Vectrus, Inc.†	6,019	139,039

		5,684,091

210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.3%
Central Garden & Pet Co.†#	5,701	$164,645
Central Garden & Pet Co., Class A†	18,836	515,541
CSS Industries, Inc.	4,818	131,002
Helen of Troy, Ltd.†	15,780	1,342,878
WD-40 Co.	7,931	855,755

		3,009,821

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	14,419	740,704
Greif, Inc., Class B	3,222	215,713

		956,417

Containers - Paper/Plastic — 0.2%
AEP Industries, Inc.	2,275	268,109
KapStone Paper and Packaging Corp.	48,643	993,776
Multi Packaging Solutions International, Ltd.†	11,939	166,668
Multi-Color Corp.	7,654	550,323
UFP Technologies, Inc.†#	3,609	90,586

		2,069,462

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	248,143	1,332,528
Inter Parfums, Inc.#	9,840	338,988
Revlon, Inc., Class A†	6,609	183,400

		1,854,916

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	8,289	79,243

Data Processing/Management — 0.5%
Acxiom Corp.†	43,681	1,158,857
Amber Road, Inc.†	9,975	116,009
CommVault Systems, Inc.†	21,804	1,177,416
CSG Systems International, Inc.	18,062	803,759
Fair Isaac Corp.	17,455	1,984,459
Pegasystems, Inc.#	20,316	733,408

		5,973,908

Decision Support Software — 0.1%
Castlight Health, Inc., Class B†#	22,720	105,648
Interactive Intelligence Group, Inc.†	10,121	611,814
QAD, Inc., Class A#	5,305	153,845

		871,307

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	12,975	323,726
BioTelemetry, Inc.†#	15,197	295,582
GenMark Diagnostics, Inc.†#	22,606	262,682
Genomic Health, Inc.†	10,519	320,093
Oxford Immunotec Global PLC†#	12,501	184,640
Repligen Corp.†	19,016	612,315

		1,999,038

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	23,486	406,308
OraSure Technologies, Inc.†	30,526	257,334
Quidel Corp.†#	15,129	346,908

		1,010,550

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	4,916	120,049

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	8,282	1,244,371
Merit Medical Systems, Inc.†	24,235	570,734
Utah Medical Products, Inc.	1,937	132,103

		1,947,208

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	16,335	$1,276,580
Beacon Roofing Supply, Inc.†	33,684	1,562,601
Core-Mark Holding Co., Inc.#	25,730	939,402
Essendant, Inc.	20,988	406,538
Fossil Group, Inc.†#	23,629	789,681
G-III Apparel Group, Ltd.†#	24,221	657,842
H&E Equipment Services, Inc.	17,779	327,312
ScanSource, Inc.†	14,147	535,464
SiteOne Landscape Supply, Inc.†#	6,554	219,559
Systemax, Inc.	6,475	55,944
Titan Machinery, Inc.†	9,980	139,620
Triton International, Ltd.	18,690	360,530
Veritiv Corp.†	4,639	217,337

		7,488,410

Diversified Financial Services — 0.0%
On Deck Capital, Inc.†#	27,024	124,310

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	33,101	858,971
AZZ, Inc.	14,592	949,939
Barnes Group, Inc.	28,310	1,307,922
Chase Corp.	3,977	320,546
EnPro Industries, Inc.	12,159	739,267
Fabrinet†	19,636	840,421
Federal Signal Corp.	33,792	533,914
GP Strategies Corp.†	7,172	188,265
Handy & Harman, Ltd.†	1,649	38,092
Harsco Corp.	45,398	635,572
LSB Industries, Inc.†#	11,620	89,474
Lydall, Inc.†	9,356	558,553
NL Industries, Inc.†	4,693	29,331
Raven Industries, Inc.#	20,437	511,947
Standex International Corp.	7,156	630,443
Tredegar Corp.	14,319	319,314

		8,551,971

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†	37,085	357,128
United States Lime & Minerals, Inc.	1,106	80,240
US Silica Holdings, Inc.	36,060	1,824,997

		2,262,365

Diversified Operations — 0.1%
HRG Group, Inc.†	66,835	1,039,953

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	11,329	497,343

Drug Delivery Systems — 0.3%
Catalent, Inc.†	56,111	1,342,736
Depomed, Inc.†#	34,383	656,716
Heron Therapeutics, Inc.†#	17,895	274,688
Nektar Therapeutics†	72,927	895,908
Revance Therapeutics, Inc.†#	11,513	192,843

		3,362,891

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	14,660	154,663
Blue Nile, Inc.	6,217	250,670
Chegg, Inc.†#	45,340	366,801
Etsy, Inc.†	59,137	733,299
FTD Cos., Inc.†	9,820	224,485
Lands’ End, Inc.†#	8,403	149,153
Overstock.com, Inc.†#	7,439	126,091
Shutterfly, Inc.†#	19,461	986,089
Wayfair, Inc., Class A†#	17,763	647,461

		3,638,712

211

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Services — 0.4%
Angie’s List, Inc.†#	22,387	$192,304
ChannelAdvisor Corp.†	13,069	188,194
GrubHub, Inc.†	45,499	1,684,828
Quotient Technology, Inc.†#	36,104	462,131
RetailMeNot, Inc.†	21,717	199,796
Stamps.com, Inc.†#	9,113	967,801
TrueCar, Inc.†	30,607	378,915

		4,073,969

E-Marketing/Info — 0.1%
comScore, Inc.†#	26,887	780,798
Liquidity Services, Inc.†	14,039	129,159
New Media Investment Group, Inc.	21,879	336,061
QuinStreet, Inc.†	20,614	65,759
Rubicon Project, Inc.†	20,965	158,286

		1,470,063

E-Services/Consulting — 0.0%
Perficient, Inc.†#	19,861	357,498

Educational Software — 0.1%
2U, Inc.†#	20,655	682,854
Instructure, Inc.†#	5,917	115,678
Rosetta Stone, Inc.†	10,870	87,938

		886,470

Electric Products - Misc. — 0.2%
Graham Corp.	5,382	119,588
Littelfuse, Inc.#	12,468	1,817,710
Novanta, Inc.†	17,814	360,733

		2,298,031

Electric - Distribution — 0.0%
EnerNOC, Inc.†#	15,069	88,907
Genie Energy, Ltd. Class B#	7,262	41,757
Spark Energy, Inc., Class A#	2,753	70,201

		200,865

Electric - Generation — 0.1%
Atlantic Power Corp.	68,681	182,005
Talen Energy Corp.†#	47,487	662,918

		844,923

Electric - Integrated — 1.5%
ALLETE, Inc.	27,973	1,729,291
Ameresco, Inc., Class A†	11,970	71,222
Avista Corp.	35,673	1,443,686
Black Hills Corp.	29,084	1,708,685
El Paso Electric Co.#	22,767	1,025,653
Empire District Electric Co.	24,867	846,224
IDACORP, Inc.	28,473	2,168,219
MGE Energy, Inc.#	19,702	1,166,358
NorthWestern Corp.#	27,422	1,538,374
Otter Tail Corp.#	21,388	820,230
PNM Resources, Inc.	45,058	1,423,833
Portland General Electric Co.#	50,432	2,097,971
Unitil Corp.	7,825	332,328

		16,372,074

Electronic Components - Misc. — 0.8%
AVX Corp.	26,209	398,115
Bel Fuse, Inc., Class B	5,214	152,770
Benchmark Electronics, Inc.†	27,875	790,256
CTS Corp.	17,643	389,910
Kimball Electronics, Inc.†	15,819	276,042
Knowles Corp.†	49,736	797,268

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Methode Electronics, Inc.	20,546	$759,175
NVE Corp.	2,691	179,678
OSI Systems, Inc.†#	9,863	746,629
Plexus Corp.†	18,784	959,862
Rogers Corp.†	10,150	754,348
Sanmina Corp.†	41,383	1,359,432
Sparton Corp.†	5,279	128,702
Stoneridge, Inc.†	15,117	239,907
Vishay Intertechnology, Inc.#	76,854	1,164,338
Vishay Precision Group, Inc.†	6,814	124,356
ZAGG, Inc.†#	15,532	102,511

		9,323,299

Electronic Components - Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	369,308	3,290,534
Alpha & Omega Semiconductor, Ltd.†	10,231	222,524
Ambarella, Inc.†#	18,034	1,109,452
Amkor Technology, Inc.†	56,393	666,565
Applied Micro Circuits Corp.†#	42,752	374,080
Cavium, Inc.†#	36,328	2,071,786
CEVA, Inc.†	11,095	352,821
Diodes, Inc.†	21,453	522,381
DSP Group, Inc.†	12,148	142,132
EMCORE Corp.#	14,719	94,202
GigPeak, Inc.†#	26,152	70,349
Inphi Corp.†#	22,627	1,022,062
Intersil Corp., Class A	75,661	1,675,891
InvenSense, Inc.†	46,052	351,837
IXYS Corp.	14,145	165,496
Kopin Corp.†	34,709	88,855
Lattice Semiconductor Corp.†	67,570	473,666
MACOM Technology Solutions Holdings, Inc.†#	13,115	653,389
Microsemi Corp.†	64,154	3,512,431
Monolithic Power Systems, Inc.	21,941	1,800,040
Rambus, Inc.†	61,255	805,503
Semtech Corp.†	36,412	1,023,177
Silicon Laboratories, Inc.†	23,255	1,542,969
Synaptics, Inc.†#	20,907	1,141,104

		23,173,246

Electronic Design Automation — 0.2%
Mentor Graphics Corp.	60,366	2,206,377

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.#	15,804	572,895
ESCO Technologies, Inc.	14,312	800,041
FARO Technologies, Inc.†#	9,342	340,049
Itron, Inc.†	18,838	1,209,400
Mesa Laboratories, Inc.#	1,690	209,661

		3,132,046

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	19,715	1,673,212

Electronic Security Devices — 0.1%
TASER International, Inc.†#	29,407	800,753

Energy - Alternate Sources — 0.3%
Clean Energy Fuels Corp.†#	49,365	179,689
FuelCell Energy, Inc.†	13,978	31,450
FutureFuel Corp.	14,054	192,961
Green Plains, Inc.#	20,388	552,515
Pacific Ethanol, Inc.†#	16,156	138,942
Pattern Energy Group, Inc.#	32,485	637,681
Plug Power, Inc.†#	101,724	138,853
Renewable Energy Group, Inc.†#	24,383	237,734
REX American Resources Corp.†#	3,188	311,404

212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Sunrun, Inc.†#	35,619	$181,657
TerraForm Global, Inc.	51,465	195,567
TerraForm Power, Inc., Class A†#	49,259	622,141
Vivint Solar, Inc.†#	12,800	37,120

		3,457,714

Engineering/R&D Services — 0.4%
Argan, Inc.#	7,532	455,309
EMCOR Group, Inc.	34,124	2,367,182
Exponent, Inc.	14,406	873,724
Mistras Group, Inc.†	9,660	228,362
NV5 Global, Inc.†#	4,132	151,025
VSE Corp.#	4,850	187,744

		4,263,346

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	23,925	495,726
Power Solutions International, Inc.†#	2,698	34,831

		530,557

Enterprise Software/Service — 0.6%
Actua Corp.†	20,256	274,469
American Software, Inc., Class A	14,526	160,077
Benefitfocus, Inc.†#	7,251	197,952
Evolent Health, Inc.† Class A#	8,571	161,135
Hortonworks, Inc.†#	22,715	206,479
LivePerson, Inc.†#	30,012	240,096
Majesco†	3,304	16,520
ManTech International Corp., Class A#	13,921	598,742
MicroStrategy, Inc., Class A†	5,350	1,038,061
MobileIron, Inc.†	26,182	108,655
Model N, Inc.†#	12,511	111,974
Omnicell, Inc.†	20,044	718,577
PROS Holdings, Inc.†#	14,188	338,951
Sapiens International Corp. NV	13,677	202,556
SPS Commerce, Inc.†	9,332	646,428
SYNNEX Corp.#	16,467	1,925,157
TubeMogul, Inc.†#	12,395	173,530
Xactly Corp.†	12,859	181,312

		7,300,671

Entertainment Software — 0.2%
Glu Mobile, Inc.†#	57,958	130,406
Take-Two Interactive Software, Inc.†#	46,883	2,308,050

		2,438,456

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	32,557	1,395,068
TRC Cos., Inc.†	10,476	101,617

		1,496,685

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	17,501	1,087,862

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	26,825	1,889,821

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	20,592	409,369
NewStar Financial, Inc.†	13,805	117,204

		526,573

Finance - Consumer Loans — 0.3%
Encore Capital Group, Inc.†#	13,413	368,187
Enova International, Inc.†	14,929	173,923
LendingClub Corp.†#	185,265	1,048,600
Nelnet, Inc., Class A	11,391	574,676

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans (continued)
Ocwen Financial Corp.†#	56,671	$291,289
PRA Group, Inc.†#	25,959	933,226
Regional Management Corp.†	5,958	146,924
World Acceptance Corp.†#	3,405	191,599

		3,728,424

Finance - Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†#	30,939	1,113,804

Finance - Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†#	57,543	210,032
Diamond Hill Investment Group, Inc.	1,709	357,352
Evercore Partners, Inc., Class A	21,992	1,482,261
FBR & Co.	3,525	40,714
GAIN Capital Holdings, Inc.	21,001	135,036
Greenhill & Co., Inc.#	15,647	433,422
Houlihan Lokey, Inc.	6,871	195,755
INTL. FCStone, Inc.†	8,485	348,818
Investment Technology Group, Inc.	18,540	345,586
KCG Holdings, Inc., Class A†	29,547	417,795
Ladenburg Thalmann Financial Services, Inc.†	56,930	137,771
Moelis & Co. Class A	10,466	305,607
Oppenheimer Holdings, Inc., Class A#	5,577	98,155
Piper Jaffray Cos.†#	8,631	629,631
PJT Partners, Inc., Class A#	9,983	293,999
Stifel Financial Corp.†	36,140	1,801,579
Virtu Financial, Inc., Class A	14,191	196,545

		7,430,058

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.#	26,891	577,619
California First National Bancorp#	1,323	20,374
Marlin Business Services Corp.	4,665	94,933

		692,926

Finance - Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A#	12,702	206,281
Ellie Mae, Inc.†#	16,595	1,369,917
Federal Agricultural Mtg. Corp., Class C#	4,837	261,246
FNFV Group†	37,052	474,266
Impac Mortgage Holdings, Inc.†#	4,462	68,447
Nationstar Mtg. Holdings, Inc.†#	19,246	326,797
PennyMac Financial Services, Inc., Class A†	7,661	133,302
PHH Corp.†	29,839	433,262
Walter Investment Management Corp.†#	10,509	59,901

		3,333,419

Finance - Other Services — 0.2%
BGC Partners, Inc., Class A	122,637	1,198,163
WageWorks, Inc.†	20,561	1,518,430

		2,716,593

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†#	74,106	769,961
MGIC Investment Corp.†	192,261	1,743,807
NMI Holdings, Inc., Class A†	27,821	239,261
Radian Group, Inc.#	121,311	1,766,288

		4,519,317

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†#	30,868	720,151
Sturm Ruger & Co., Inc.#	10,451	537,181

		1,257,332

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	3,689	138,706

213

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Confectionery — 0.0%
Amplify Snack Brands, Inc.†#	16,466	$156,427
Tootsie Roll Industries, Inc.#	9,697	366,062

		522,489

Food - Dairy Products — 0.1%
Dean Foods Co.#	51,611	1,024,994
Lifeway Foods, Inc.†#	2,638	30,680

		1,055,674

Food - Flour & Grain — 0.1%
Seaboard Corp.†	149	609,857

Food - Misc./Diversified — 0.7%
B&G Foods, Inc.#	34,929	1,494,961
Cal-Maine Foods, Inc.#	17,424	709,157
Darling Ingredients, Inc.†	92,526	1,250,026
Inventure Foods, Inc.†#	10,680	96,547
J&J Snack Foods Corp.	8,459	1,027,176
John B. Sanfilippo & Son, Inc.#	4,797	305,569
Lancaster Colony Corp.	10,580	1,433,696
Snyder’s-Lance, Inc.#	45,359	1,690,076
TerraVia Holdings, Inc.†#	44,236	59,719

		8,066,927

Food - Retail — 0.2%
Ingles Markets, Inc., Class A#	7,874	361,417
Smart & Final Stores, Inc.†#	13,022	175,797
SUPERVALU, Inc.†#	149,782	694,988
Village Super Market, Inc., Class A	4,118	142,195
Weis Markets, Inc.	5,400	300,780

		1,675,177

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	8,716	470,228
Chefs’ Warehouse, Inc.†#	10,896	141,103
Fresh Del Monte Produce, Inc.	18,211	1,129,264
Performance Food Group Co.†	21,090	444,999
SpartanNash Co.	20,806	753,386
United Natural Foods, Inc.†	27,943	1,311,924

		4,250,904

Footwear & Related Apparel — 0.4%
Crocs, Inc.†#	41,515	290,605
Deckers Outdoor Corp.†#	18,274	1,086,938
Iconix Brand Group, Inc.†	24,129	216,437
Steven Madden, Ltd.†	34,689	1,285,227
Weyco Group, Inc.#	3,669	105,557
Wolverine World Wide, Inc.	54,586	1,229,823

		4,214,587

Forestry — 0.0%
Deltic Timber Corp.#	5,980	416,866

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.#	8,325	225,941
Matthews International Corp., Class A#	18,007	1,310,009

		1,535,950

Gambling (Non-Hotel) — 0.1%
Caesars Acquisition Co., Class A†	26,827	321,924
Golden Entertainment, Inc.	5,803	72,073
Isle of Capri Casinos, Inc.†	14,085	315,786
Pinnacle Entertainment, Inc.†#	32,752	446,410
Red Rock Resorts, Inc., Class A	16,931	388,058

		1,544,251

Security Description	Shares	Value (Note 2)

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,257	$535,054
Delta Natural Gas Co., Inc.	3,847	98,137
New Jersey Resources Corp.	48,358	1,665,933
Northwest Natural Gas Co.	15,302	876,805
ONE Gas, Inc.	29,356	1,761,653
South Jersey Industries, Inc.#	44,994	1,484,802
Southwest Gas Corp.	26,679	1,977,714
Spire, Inc.	25,190	1,625,763
WGL Holdings, Inc.	28,443	2,063,824

		12,089,685

Gold Mining — 0.0%
Gold Resource Corp.	28,162	121,378

Golf — 0.1%
Callaway Golf Co.	53,103	645,201

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,188	117,164
US Ecology, Inc.#	12,299	571,289

		688,453

Health Care Cost Containment — 0.1%
CorVel Corp.†	5,571	179,386
HealthEquity, Inc.†#	24,303	1,082,213

		1,261,599

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†#	10,474	25,661

Home Furnishings — 0.3%
American Woodmark Corp.†	7,788	596,950
Bassett Furniture Industries, Inc.	5,793	168,287
Ethan Allen Interiors, Inc.#	13,909	479,860
Flexsteel Industries, Inc.	3,654	200,532
Hooker Furniture Corp.	6,389	174,420
La-Z-Boy, Inc.	27,655	739,771
Select Comfort Corp.†	26,091	590,178

		2,949,998

Hotels/Motels — 0.2%
Belmond, Ltd., Class A†#	47,135	610,398
ILG, Inc.	63,744	1,151,854
La Quinta Holdings, Inc.†	47,783	580,086
Marcus Corp.	10,478	314,340
Red Lion Hotels Corp.†#	7,991	70,321

		2,726,999

Housewares — 0.1%
Libbey, Inc.	12,363	236,504
Lifetime Brands, Inc.	6,223	103,924
NACCO Industries, Inc., Class A#	2,185	207,575

		548,003

Human Resources — 0.7%
AMN Healthcare Services, Inc.†	26,658	887,711
Barrett Business Services, Inc.#	3,975	231,703
Cross Country Healthcare, Inc.†	18,045	258,765
Heidrick & Struggles International, Inc.	10,315	218,678
Insperity, Inc.	8,840	640,016
Kelly Services, Inc., Class A#	16,535	333,015
Kforce, Inc.#	13,811	305,223
Korn/Ferry International	32,274	819,114
On Assignment, Inc.†	28,652	1,183,041
Patriot National, Inc.†#	6,125	37,914
Paylocity Holding Corp.†#	12,138	401,889
Resources Connection, Inc.	20,073	323,175

214

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Team Health Holdings, Inc.†#	38,225	$1,626,474
TriNet Group, Inc.†	23,728	598,658
TrueBlue, Inc.†	23,720	496,934

		8,362,310

Identification Systems — 0.1%
Brady Corp., Class A	25,771	947,084

Independent Power Producers — 0.3%
Atlantica Yield PLC#	33,157	600,805
Dynegy, Inc.†#	65,834	569,464
NRG Yield, Inc., Class A	19,681	287,146
NRG Yield, Inc., Class C#	35,744	548,670
Ormat Technologies, Inc.	21,908	1,047,860

		3,053,945

Industrial Audio & Video Products — 0.1%
GoPro, Inc., Class A†#	56,914	568,002
IMAX Corp.†#	33,181	1,060,133

		1,628,135

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,577	116,610

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	3,486	74,531
Control4 Corp.†#	11,317	129,466
Watts Water Technologies, Inc., Class A	15,667	1,070,056
Woodward, Inc.	29,827	2,020,183

		3,294,236

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	16,375	105,291

Insurance Brokers — 0.0%
Crawford & Co., Class B#	6,744	89,088
eHealth, Inc.†#	10,156	103,185

		192,273

Insurance - Life/Health — 0.5%
American Equity Investment Life Holding Co.	45,134	935,628
CNO Financial Group, Inc.	100,949	1,806,987
FBL Financial Group, Inc., Class A	5,539	424,010
Fidelity & Guaranty Life#	6,707	158,285
Independence Holding Co.	4,003	79,460
National Western Life Group, Inc., Class A	1,270	332,029
Primerica, Inc.#	26,479	1,872,065
Trupanion, Inc.†#	8,106	134,965

		5,743,429

Insurance - Multi - line — 0.3%
Citizens, Inc.†#	26,159	241,186
Genworth Financial, Inc., Class A†#	283,524	1,213,483
Horace Mann Educators Corp.#	22,836	916,865
Kemper Corp.	22,346	915,069
United Fire Group, Inc.#	12,167	552,382

		3,838,985

Insurance - Property/Casualty — 1.0%
Ambac Financial Group, Inc.†#	25,377	621,737
AMERISAFE, Inc.	10,671	678,142
Atlas Financial Holdings, Inc.†#	5,985	101,147
Baldwin & Lyons, Inc., Class B	5,073	134,435
Donegal Group, Inc., Class A	4,687	75,226
EMC Insurance Group, Inc.	4,701	129,795
Employers Holdings, Inc.	18,072	638,845
Enstar Group, Ltd.†	6,411	1,260,723
Federated National Holding Co.	7,080	123,121

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Global Indemnity, Ltd.†	4,725	$176,526
Hallmark Financial Services, Inc.†	7,851	83,770
HCI Group, Inc.#	4,865	157,334
Heritage Insurance Holdings, Inc.	14,972	216,046
Infinity Property & Casualty Corp.#	6,079	524,314
Investors Title Co.#	805	99,361
James River Group Holdings, Ltd.#	8,037	313,282
National General Holdings Corp.#	27,270	616,029
Navigators Group, Inc.	6,322	666,339
OneBeacon Insurance Group, Ltd., Class A	11,232	172,411
RLI Corp.	21,425	1,286,357
Safety Insurance Group, Inc.	8,102	569,976
Selective Insurance Group, Inc.#	32,023	1,316,145
State Auto Financial Corp.#	8,709	224,605
Stewart Information Services Corp.	12,876	610,838
Third Point Reinsurance, Ltd.†	37,219	441,045
United Insurance Holdings Corp.#	9,668	131,291
Universal Insurance Holdings, Inc.#	18,419	442,056

		11,810,896

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	16,238	1,030,301
Blue Capital Reinsurance Holdings, Ltd.	3,326	60,034
Essent Group, Ltd.†	42,073	1,284,068
Greenlight Capital Re, Ltd., Class A†#	16,548	376,467
Maiden Holdings, Ltd.	33,298	512,789
State National Cos., Inc.	17,186	230,808
WMIH Corp.†#	114,354	194,402

		3,688,869

Internet Application Software — 0.1%
Intralinks Holdings, Inc.†	23,299	261,415
Lionbridge Technologies, Inc.†	32,127	161,278
RealNetworks, Inc.†#	13,227	61,902
VirnetX Holding Corp.†#	27,254	85,850
Zendesk, Inc.†	45,731	973,613

		1,544,058

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	20,058	244,707
Cogent Communications Holdings, Inc.#	23,413	876,817

		1,121,524

Internet Content - Entertainment — 0.1%
Global Eagle Entertainment, Inc.†#	26,366	169,270
Limelight Networks, Inc.†	39,961	84,717
Shutterstock, Inc.†#	10,681	502,648

		756,635

Internet Content - Information/News — 0.2%
Autobytel, Inc.†	4,908	67,976
Bankrate, Inc.†	26,708	273,757
DHI Group, Inc.†	28,253	172,343
HealthStream, Inc.†	14,492	363,170
Reis, Inc.#	4,925	107,611
WebMD Health Corp.†	21,025	1,121,473
XO Group, Inc.†	14,312	264,486

		2,370,816

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†#	30,954	21,358
Imperva, Inc.†	16,150	616,123
Proofpoint, Inc.†#	22,994	1,770,768
Rapid7, Inc.†#	11,206	129,990
VASCO Data Security International, Inc.†#	16,984	246,268
Zix Corp.†	29,981	133,415

		2,917,922

215

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Telephone — 0.1%
8x8, Inc.†	49,697	$678,364
RingCentral, Inc., Class A†	33,013	711,430

		1,389,794

Investment Companies — 0.0%
Acacia Research Corp.	28,125	194,062
Real Industry, Inc.†#	14,762	86,358
Tiptree Financial, Inc., Class A#	15,355	99,040

		379,460

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†#	6,505	175,245
Associated Capital Group, Inc. Class A	2,531	85,674
Calamos Asset Management, Inc., Class A#	9,499	64,973
Cohen & Steers, Inc.	11,767	418,905
Financial Engines, Inc.#	30,128	1,049,961
GAMCO Investors, Inc., Class A	2,471	75,687
Hennessy Advisors, Inc.	1,624	55,200
Janus Capital Group, Inc.	81,360	1,098,360
Manning & Napier, Inc.#	8,416	62,278
Medley Management, Inc. Class A	3,209	31,448
OM Asset Management PLC#	22,598	332,191
Pzena Investment Management, Inc., Class A#	8,233	81,424
Silvercrest Asset Management Group, Inc., Class A	3,961	53,077
Virtus Investment Partners, Inc.#	3,524	408,079
Waddell & Reed Financial, Inc., Class A#	44,728	873,538
Westwood Holdings Group, Inc.	4,496	266,973
WisdomTree Investments, Inc.#	64,746	716,091

		5,849,104

Lasers - System/Components — 0.3%
Applied Optoelectronics, Inc.†	9,290	230,113
Coherent, Inc.†	13,633	1,779,107
Electro Scientific Industries, Inc.†	15,487	80,532
II-VI, Inc.†	33,522	1,012,365

		3,102,117

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	9,070	159,088

Leisure Products — 0.0%
Escalade, Inc.	5,939	81,661
Johnson Outdoors, Inc., Class A	2,761	115,410
Marine Products Corp.	6,068	68,690

		265,761

Lighting Products & Systems — 0.1%
Universal Display Corp.†#	23,365	1,276,897

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	11,035	1,058,477
UniFirst Corp.	8,513	1,203,313

		2,261,790

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	6,585	72,633
Kennametal, Inc.	44,503	1,534,908
Milacron Holdings Corp.†	8,190	138,329

		1,745,870

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	10,902	722,802
Hyster-Yale Materials Handling, Inc.	5,310	342,814
Joy Global, Inc.	55,541	1,556,814

		2,622,430

Security Description	Shares	Value (Note 2)

Machinery - Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	25,752	$410,487
Franklin Electric Co., Inc.#	25,943	1,013,074

		1,423,561

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,314	388,294
Lindsay Corp.	5,972	503,320

		891,614

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	16,126	753,084
Altra Industrial Motion Corp.	14,190	496,650
Applied Industrial Technologies, Inc.	20,457	1,224,351
Chart Industries, Inc.†	17,225	612,349
DXP Enterprises, Inc.†#	7,294	245,735
Gencor Industries, Inc.†	4,362	61,286
Kadant, Inc.#	6,040	378,104
Manitowoc Co., Inc.†#	71,636	426,951
Tennant Co.#	9,864	740,786

		4,939,296

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	10,936	287,836

Machinery - Pumps — 0.1%
Gorman-Rupp Co.#	9,924	297,224
NN, Inc.#	14,777	250,470
SPX FLOW, Inc.†#	19,885	623,196

		1,170,890

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	33,274	141,414

Medical Imaging Systems — 0.1%
Analogic Corp.#	7,011	646,064
iRadimed Corp.†#	2,279	25,183

		671,247

Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.#	6,312	151,804
Cotiviti Holdings, Inc.†#	7,124	212,224
Everyday Health, Inc.†	15,950	166,678
Medidata Solutions, Inc.†	30,970	1,710,473
Quality Systems, Inc.	28,779	377,580

		2,618,759

Medical Instruments — 0.8%
Abaxis, Inc.#	12,351	637,188
AngioDynamics, Inc.†	15,197	247,711
AtriCure, Inc.†#	17,700	318,423
Avinger, Inc.†#	6,153	23,997
Cardiovascular Systems, Inc.†	17,943	434,041
CONMED Corp.	15,533	676,928
CryoLife, Inc.#	17,748	348,748
Endologix, Inc.†#	45,652	335,542
Entellus Medical, Inc.†#	4,221	77,793
Halyard Health, Inc.†#	26,365	979,460
Integra LifeSciences Holdings Corp.†	17,025	1,375,620
Natus Medical, Inc.†	18,317	729,933
NuVasive, Inc.†	27,911	1,811,424
Spectranetics Corp.†#	24,069	525,908
TransEnterix, Inc.†#	39,189	59,567
Vascular Solutions, Inc.†	9,492	523,009

		9,105,292

216

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.0%
Invitae Corp.†	12,813	$88,025
Natera, Inc.†	14,687	176,244
Teladoc, Inc.†#	11,685	214,420

		478,689

Medical Laser Systems — 0.1%
Cutera, Inc.†	6,608	108,041
Cynosure, Inc., Class A†	13,353	605,558
IRIDEX Corp.†	4,247	67,060

		780,659

Medical Products — 1.2%
Accuray, Inc.†#	44,893	226,710
Atrion Corp.#	767	376,290
AxoGen, Inc.†#	13,587	113,451
Cantel Medical Corp.†	20,179	1,646,001
Cerus Corp.†#	57,041	297,754
ConforMIS, Inc.†#	20,137	180,830
Exactech, Inc.†#	5,876	147,488
Glaukos Corp.†	9,414	293,811
Globus Medical, Inc., Class A†	39,462	853,958
Haemonetics Corp.†	28,820	1,142,137
Integer Holdings Corp.†	17,223	486,550
Intersect ENT, Inc.†#	14,365	149,396
Invacare Corp.#	17,852	205,298
InVivo Therapeutics Holdings Corp.†#	18,133	89,758
K2M Group Holdings, Inc.†#	14,495	272,506
LeMaitre Vascular, Inc.	7,606	172,428
Luminex Corp.†#	22,365	454,680
Medgenics, Inc.†	13,721	70,526
MiMedx Group, Inc.†#	57,575	545,811
NanoString Technologies, Inc.†	8,343	183,546
Nevro Corp.†#	13,529	1,028,610
Novocure, Ltd.†#	28,524	221,061
NxStage Medical, Inc.†	35,858	886,410
Orthofix International NV†	9,859	371,389
Penumbra, Inc.†	14,337	887,460
Rockwell Medical, Inc.†#	26,985	175,402
Surmodics, Inc.†	7,302	174,883
T2 Biosystems, Inc.†#	8,229	47,975
Wright Medical Group NV†#	58,110	1,338,854
Zeltiq Aesthetics, Inc.†	19,968	878,792

		13,919,765

Medical - Biomedical/Gene — 3.2%
Acceleron Pharma, Inc.†#	15,434	519,971
Achillion Pharmaceuticals, Inc.†	65,987	273,186
Acorda Therapeutics, Inc.†#	24,218	503,734
Aduro Biotech, Inc.†#	19,972	227,681
Advaxis, Inc.†#	18,810	156,311
Adverum Biotechnologies, Inc.†#	12,955	36,922
Agenus, Inc.†#	41,160	169,579
Alder Biopharmaceuticals, Inc.†#	26,382	621,296
AMAG Pharmaceuticals, Inc.†#	19,640	652,048
Anavex Life Sciences Corp.†#	18,387	72,996
ANI Pharmaceuticals, Inc.†#	4,462	262,946
Applied Genetic Technologies Corp.†	7,149	65,771
Aptevo Therapeutics, Inc.†	9,146	17,377
Aratana Therapeutics, Inc.†#	18,784	133,930
Ardelyx, Inc.†	12,890	190,772
Arena Pharmaceuticals, Inc.†#	138,086	200,225
Argos Therapeutics, Inc.†	6,006	27,928
ARIAD Pharmaceuticals, Inc.†#	99,648	1,343,255
Arrowhead Pharmaceuticals, Inc.†#	34,083	49,080
Asterias Biotherapeutics, Inc.†#	12,774	53,012

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Atara Biotherapeutics, Inc.†#	13,080	$259,638
Athersys, Inc.†#	42,879	70,750
Bellicum Pharmaceuticals, Inc.†#	11,802	211,610
BioCryst Pharmaceuticals, Inc.†#	41,367	231,242
BioTime, Inc.†#	35,998	113,394
Bluebird Bio, Inc.†#	20,864	1,259,142
Blueprint Medicines Corp.†#	11,270	331,000
Cambrex Corp.†	17,945	899,045
Celldex Therapeutics, Inc.†#	53,820	205,054
Cellular Biomedicine Group, Inc.†#	6,848	91,763
ChemoCentryx, Inc.†	12,016	94,205
ChromaDex Corp.†#	16,119	39,169
Corvus Pharmaceuticals, Inc.†	1,871	28,870
Curis, Inc.†	62,844	181,619
Cytokinetics, Inc.†#	19,070	228,840
CytomX Therapeutics, Inc.†	11,503	128,143
CytRx Corp.†#	37,621	18,844
Dermira, Inc.†	11,822	378,068
Dimension Therapeutics, Inc.†	6,884	30,290
Dynavax Technologies Corp.†#	21,889	94,123
Edge Therapeutics, Inc.†	9,149	110,794
Editas Medicine, Inc.†	3,869	55,211
Eiger BioPharmaceuticals, Inc.†	1,950	23,985
Emergent BioSolutions, Inc.†	18,292	489,494
Endocyte, Inc.†#	21,401	56,927
Enzo Biochem, Inc.†	22,349	152,420
Epizyme, Inc.†	22,664	251,570
Esperion Therapeutics, Inc.†	8,061	85,124
Exact Sciences Corp.†#	54,530	805,408
Exelixis, Inc.†#	128,050	2,166,606
FibroGen, Inc.†#	29,491	653,226
Five Prime Therapeutics, Inc.†	15,194	873,959
Flex Pharma, Inc.†#	5,996	36,875
Fortress Biotech, Inc.†#	19,196	45,878
Foundation Medicine, Inc.†#	7,579	155,748
Galena Biopharma, Inc.†#	5,164	15,750
Geron Corp.†#	85,026	173,453
GlycoMimetics, Inc.†#	5,768	36,627
Halozyme Therapeutics, Inc.†#	61,404	725,181
Idera Pharmaceuticals, Inc.†#	50,139	84,735
ImmunoGen, Inc.†#	47,442	84,447
Immunomedics, Inc.†#	49,145	158,247
Infinity Pharmaceuticals, Inc.†#	27,665	32,091
Innoviva, Inc.†#	45,524	470,718
Inovio Pharmaceuticals, Inc.†#	37,372	264,594
Insmed, Inc.†	34,873	476,016
Intellia Therapeutics, Inc.†#	3,933	61,945
Karyopharm Therapeutics, Inc.†	13,306	122,814
Kite Pharma, Inc.†#	22,068	1,123,923
Lexicon Pharmaceuticals, Inc.†#	23,802	362,504
Ligand Pharmaceuticals, Inc.†	10,728	1,120,003
Lion Biotechnologies, Inc.†#	25,638	170,493
Loxo Oncology, Inc.†#	7,510	206,976
MacroGenics, Inc.†#	17,953	465,521
Medicines Co.†#	37,923	1,331,097
Merrimack Pharmaceuticals, Inc.†#	68,730	378,702
Momenta Pharmaceuticals, Inc.†	36,599	517,876
Myriad Genetics, Inc.†#	38,021	634,571
NeoGenomics, Inc.†#	29,861	266,957
NewLink Genetics Corp.†#	12,184	134,999
Novavax, Inc.†#	152,071	184,006
Omeros Corp.†#	20,850	256,247
OncoMed Pharmaceuticals, Inc.†#	9,865	83,754
Organovo Holdings, Inc.†#	48,486	146,428
Otonomy, Inc.†	13,534	230,078

217

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
OvaScience, Inc.†#	17,679	$59,225
Pacific Biosciences of California, Inc.†#	42,915	326,583
Paratek Pharmaceuticals, Inc.†#	8,117	109,174
PDL BioPharma, Inc.	93,051	203,782
Pfenex, Inc.†	10,253	95,045
PharmAthene, Inc.†	35,090	107,025
Prothena Corp. PLC†#	19,560	1,154,431
PTC Therapeutics, Inc.†#	18,730	208,652
Puma Biotechnology, Inc.†	13,905	598,610
REGENXBIO, Inc.†	11,407	253,806
Retrophin, Inc.†#	20,394	417,465
Rigel Pharmaceuticals, Inc.†	52,446	136,360
RTI Surgical, Inc.†	32,361	93,847
Sage Therapeutics, Inc.†#	14,917	747,491
Sangamo BioSciences, Inc.†#	39,102	125,126
Second Sight Medical Products, Inc.†#	8,001	16,242
Senseonics Holdings, Inc.†#	15,660	44,788
Spark Therapeutics, Inc.†#	9,665	531,672
Spectrum Pharmaceuticals, Inc.†	37,664	147,266
Stemline Therapeutics, Inc.†#	9,494	125,321
Syndax Pharmaceuticals, Inc.†	2,655	25,700
Synthetic Biologics, Inc.†#	42,622	33,961
Theravance Biopharma, Inc.†#	20,427	568,688
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	68,549
Tokai Pharmaceuticals, Inc.†#	5,582	5,749
Trius Therapeutics, Inc. CVR†(1)(2)	24,953	0
Trovagene, Inc.†	15,866	46,011
Ultragenyx Pharmaceutical, Inc.†#	20,289	1,588,426
Veracyte, Inc.†#	7,887	60,178
Versartis, Inc.†	15,387	191,568
WaVe Life Sciences, Ltd.†	4,165	148,274
XBiotech, Inc.†#	9,848	137,774
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	68,444	443,517

		35,579,542

Medical - Drugs — 1.8%
AcelRx Pharmaceuticals, Inc.†#	19,932	61,789
Aclaris Therapeutics, Inc.†	5,075	151,996
Adamas Pharmaceuticals, Inc.†#	9,404	141,060
Aerie Pharmaceuticals, Inc.†#	13,563	503,865
Agile Therapeutics, Inc.†	7,478	51,374
Aimmune Therapeutics, Inc.†#	14,802	336,005
Amicus Therapeutics, Inc.†#	71,717	428,868
Ampio Pharmaceuticals, Inc.†#	24,741	18,803
Anthera Pharmaceuticals, Inc.†#	22,149	33,223
Array BioPharma, Inc.†#	81,349	658,520
BioSpecifics Technologies Corp.†	3,042	150,153
Cempra, Inc.†#	23,306	151,489
Chimerix, Inc.†#	24,041	117,560
Cidara Therapeutics, Inc.†#	6,040	62,816
Clovis Oncology, Inc.†#	17,899	613,399
Coherus Biosciences, Inc.†	16,608	446,755
Collegium Pharmaceutical, Inc.†#	7,626	126,287
Corcept Therapeutics, Inc.†#	42,068	352,950
Durata Therapeutics , Inc.(1)(2)	9,546	0
Durect Corp.†#	71,076	93,110
Eagle Pharmaceuticals, Inc.†#	4,986	393,695
Enanta Pharmaceuticals, Inc.†	8,793	276,452
Global Blood Therapeutics, Inc.†#	7,920	151,668
Horizon Pharma PLC†	90,865	1,799,127
Ignyta, Inc.†#	16,600	103,750
Immune Design Corp.†#	6,300	46,305
Inotek Pharmaceuticals Corp.†	9,829	62,906
Insys Therapeutics, Inc.†#	13,231	155,993

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Intra-Cellular Therapies, Inc.†#	19,327	$269,418
Ironwood Pharmaceuticals, Inc.†#	72,865	1,137,058
Keryx Biopharmaceuticals, Inc.†#	44,463	257,885
Lannett Co., Inc.†#	15,604	357,332
Lipocine, Inc.†#	9,326	31,895
MediciNova, Inc.†#	16,723	118,232
Minerva Neurosciences, Inc.†#	9,007	116,190
MyoKardia, Inc.†	6,338	99,823
NantKwest, Inc.†#	9,388	61,398
Neos Therapeutics, Inc.†#	7,739	54,947
Ocular Therapeutix, Inc.†#	10,082	93,662
Ophthotech Corp.†#	17,175	526,414
Pacira Pharmaceuticals, Inc.†	20,523	653,658
PharMerica Corp.†	16,634	400,048
PRA Health Sciences, Inc.†	13,626	731,989
Prestige Brands Holdings, Inc.†	29,972	1,425,768
Progenics Pharmaceuticals, Inc.†#	39,201	350,849
Radius Health, Inc.†#	17,771	945,773
Reata Pharmaceuticals, Inc., Class A†#	3,203	83,246
Regulus Therapeutics, Inc.†#	21,846	53,523
SciClone Pharmaceuticals, Inc.†	28,222	280,809
Sorrento Therapeutics, Inc.†#	16,162	84,850
Sucampo Pharmaceuticals, Inc., Class A†#	13,191	214,354
Supernus Pharmaceuticals, Inc.†	26,422	569,394
Synergy Pharmaceuticals, Inc.†#	102,174	537,435
TESARO, Inc.†#	13,827	1,876,186
Tetraphase Pharmaceuticals, Inc.†	20,471	85,773
TG Therapeutics, Inc.†#	20,743	119,272
TherapeuticsMD, Inc.†#	84,524	502,073
Titan Pharmaceuticals, Inc.†#	10,594	46,614
Trevena, Inc.†#	25,193	138,058
Vanda Pharmaceuticals, Inc.†	20,637	339,479
vTv Therapeutics, Inc., Class A†	4,302	22,456
Zogenix, Inc.†#	13,974	176,072

		20,251,851

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†#	20,044	406,292
AveXis, Inc.†#	2,723	160,984
Impax Laboratories, Inc.†	41,245	595,990
Teligent, Inc.†#	23,316	167,642

		1,330,908

Medical - HMO — 0.3%
Magellan Health, Inc.†	13,999	1,019,127
Molina Healthcare, Inc.†#	24,372	1,288,304
Triple-S Management Corp., Class B†	13,124	292,403
Universal American Corp.†#	32,616	327,464

		2,927,298

Medical - Hospitals — 0.2%
Adeptus Health, Inc., Class A†#	6,965	58,367
Community Health Systems, Inc.†#	62,169	338,199
Quorum Health Corp.†#	16,706	95,558
Select Medical Holdings Corp.†	60,123	730,495
Surgery Partners, Inc.†#	10,483	154,624
Surgical Care Affiliates, Inc.†#	15,116	635,628

		2,012,871

Medical - Nursing Homes — 0.1%
Ensign Group, Inc.#	26,891	581,383
Genesis Healthcare, Inc.†	21,076	75,874
Kindred Healthcare, Inc.#	47,463	315,629
National HealthCare Corp.	6,302	432,317

		1,405,203

218

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†#	4,163	$144,456
Air Methods Corp.†#	20,041	655,341
Almost Family, Inc.†	4,566	183,553
Amedisys, Inc.†#	15,750	621,968
Chemed Corp.#	9,111	1,357,266
Civitas Solutions, Inc.†	8,503	142,425
LHC Group, Inc.†	8,440	354,986
Nobilis Health Corp.†#	31,244	73,423
Providence Service Corp.†#	7,294	267,763

		3,801,181

Medical - Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	35,172	1,192,683

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.#	4,821	74,967
CIRCOR International, Inc.#	9,286	588,454
Global Brass & Copper Holdings, Inc.	11,898	340,878
Haynes International, Inc.#	6,999	304,946
Mueller Industries, Inc.	31,916	1,212,489
Park-Ohio Holdings Corp.	4,793	202,025
RBC Bearings, Inc.†	12,775	1,082,809
Rexnord Corp.†	46,702	1,027,444
Sun Hydraulics Corp.	13,103	520,713

		5,354,725

Metal Products - Distribution — 0.1%
Lawson Products, Inc.†	3,552	84,183
Olympic Steel, Inc.	5,163	126,235
Worthington Industries, Inc.	25,375	1,428,105

		1,638,523

Metal Products - Fasteners — 0.1%
TriMas Corp.†	25,385	544,508

Metal - Aluminum — 0.1%
Century Aluminum Co.†	28,099	259,073
Kaiser Aluminum Corp.	9,974	821,758

		1,080,831

Metal - Diversified — 0.0%
Ferroglobe PLC	36,833	420,265
Ferroglobe Representation & Warranty Trust(1)(3)†	36,833	0

		420,265

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.†#	98,998	872,172

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.#	4,367	196,034
FreightCar America, Inc.#	6,819	100,103
Hillenbrand, Inc.	33,257	1,163,995
John Bean Technologies Corp.#	16,409	1,480,092

		2,940,224

Motion Pictures & Services — 0.0%
Eros International PLC†#	16,662	234,101

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,916	129,679

Multimedia — 0.4%
E.W. Scripps Co., Class A†#	33,537	574,153
Entravision Communications Corp., Class A	36,638	241,811
Liberty Braves Group, Series A†#	5,156	103,893
Liberty Braves Group, Series C†	17,723	352,156
Liberty Media Group, Series A†#	12,889	403,297
Liberty Media Group, Series C†#	26,004	810,025
Media General, Inc.†#	61,443	1,128,708

Security Description	Shares	Value (Note 2)

Multimedia (continued)
Meredith Corp.#	21,138	$1,174,216

		4,788,259

Networking Products — 0.5%
A10 Networks, Inc.†	24,823	203,549
Black Box Corp.	8,446	129,646
Calix, Inc.†	23,247	175,515
Extreme Networks, Inc.†	58,210	246,228
Gigamon, Inc.†	18,303	976,465
Infinera Corp.†#	79,149	672,767
Ixia†	36,143	496,966
LogMeIn, Inc.#	14,184	1,430,456
NeoPhotonics Corp.†#	17,361	224,304
NETGEAR, Inc.†	18,241	979,542
Silicom, Ltd.	3,164	124,440

		5,659,878

Non - Ferrous Metals — 0.0%
Materion Corp.#	11,210	429,903

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	21,774	275,659

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	9,594	145,349

Office Furnishings-Original — 0.4%
CompX International, Inc.	898	11,387
Herman Miller, Inc.	33,729	1,096,193
HNI Corp.	25,533	1,347,376
Interface, Inc.	36,445	634,143
Kimball International, Inc., Class B	20,797	311,955
Knoll, Inc.	27,071	717,652
Steelcase, Inc., Class A	48,489	754,004

		4,872,710

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	59,876	745,456

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.#	34,307	324,544
Parker Drilling Co.†#	68,065	146,340
Seadrill, Ltd.†#	212,967	594,178

		1,065,062

Oil Companies - Exploration & Production — 1.3%
Abraxas Petroleum Corp.†#	69,550	146,055
Bill Barrett Corp.†#	27,610	215,910
California Resources Corp.†#	17,855	310,677
Callon Petroleum Co.†	68,295	1,204,724
Carrizo Oil & Gas, Inc.†#	31,436	1,331,000
Clayton Williams Energy, Inc.†#	3,358	378,447
Cobalt International Energy, Inc.†#	229,841	310,285
Contango Oil & Gas Co.†#	10,020	99,098
Denbury Resources, Inc.†	198,105	748,837
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc.†#	932	13,551
Eclipse Resources Corp.†	27,476	81,054
EP Energy Corp., Class A†#	21,799	115,753
Erin Energy Corp.†#	8,146	16,292
Evolution Petroleum Corp.	13,745	116,145
EXCO Resources, Inc.†#	78,859	81,225
Isramco, Inc.†#	413	48,631
Jones Energy, Inc., Class A†#	17,362	79,865
Matador Resources Co.†#	46,770	1,245,953
Northern Oil and Gas, Inc.†#	26,324	59,229
Oasis Petroleum, Inc.†	100,267	1,500,997
Panhandle Oil and Gas, Inc., Class A	8,634	211,533

219

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
PDC Energy, Inc.†	25,970	$1,933,466
Ring Energy, Inc.†#	20,137	257,754
RSP Permian, Inc.†	44,314	1,978,620
Sanchez Energy Corp.†#	31,477	264,722
Synergy Resources Corp.†#	104,701	993,612
Unit Corp.†	28,506	692,696
W&T Offshore, Inc.†#	20,024	33,840

		14,469,971

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	17,843	358,644
Flotek Industries, Inc.†#	29,321	394,661
Forum Energy Technologies, Inc.†	33,821	735,607
Natural Gas Services Group, Inc.†	6,945	197,585
Thermon Group Holdings, Inc.†	18,013	346,570

		2,033,067

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,181	46,697
Alon USA Energy, Inc.	17,776	166,028
CVR Energy, Inc.#	8,909	149,047
Delek US Holdings, Inc.	34,726	698,340
Par Pacific Holdings, Inc.†#	15,747	233,055
Trecora Resources†#	11,173	134,635
Western Refining, Inc.#	38,261	1,372,422

		2,800,224

Oil - Field Services — 0.7%
Archrock, Inc.	39,193	527,146
Bristow Group, Inc.#	18,926	295,435
CARBO Ceramics, Inc.†#	10,962	90,217
Era Group, Inc.†	11,011	128,939
Helix Energy Solutions Group, Inc.†	56,716	592,682
Independence Contract Drilling, Inc.†#	16,883	95,220
Matrix Service Co.†	14,975	312,229
McDermott International, Inc.†#	136,166	936,822
MRC Global, Inc.†	52,813	1,063,126
Newpark Resources, Inc.†#	46,712	343,333
NOW, Inc.†	60,280	1,298,431
Oil States International, Inc.†#	28,838	1,033,842
PHI, Inc.†	6,615	100,019
Pioneer Energy Services Corp.†#	35,930	179,650
SEACOR Holdings, Inc.†#	8,980	556,670
Tesco Corp.†	22,037	170,787
TETRA Technologies, Inc.†	44,484	241,548
Willbros Group, Inc.†	24,355	63,080

		8,029,176

Optical Recognition Equipment — 0.0%
Digimarc Corp.†#	4,708	146,183

Optical Supplies — 0.0%
STAAR Surgical Co.†#	22,541	244,570

Paper & Related Products — 0.3%
Clearwater Paper Corp.†	9,552	594,135
Neenah Paper, Inc.	9,348	793,645
Orchids Paper Products Co.#	5,090	126,792
P.H. Glatfelter Co.#	24,487	562,466
Schweitzer-Mauduit International, Inc.	17,057	717,076

		2,794,114

Patient Monitoring Equipment — 0.2%
Insulet Corp.†#	32,488	1,093,221
Masimo Corp.†	23,016	1,424,000

		2,517,221

Security Description	Shares	Value (Note 2)

Pharmacy Services — 0.0%
BioScrip, Inc.†#	38,217	$43,567
Diplomat Pharmacy, Inc.†#	25,755	364,691

		408,258

Physical Therapy/Rehabilitation Centers — 0.2%
AAC Holdings, Inc.†#	5,584	46,850
HealthSouth Corp.	49,972	2,082,333
U.S. Physical Therapy, Inc.	6,817	436,288

		2,565,471

Physicians Practice Management — 0.0%
Healthways, Inc.†#	17,946	416,347

Pipelines — 0.1%
SemGroup Corp., Class A	24,953	899,556

Platinum — 0.1%
Stillwater Mining Co.†#	68,866	1,035,056

Pollution Control — 0.0%
CECO Environmental Corp.	16,485	233,922

Poultry — 0.1%
Sanderson Farms, Inc.#	11,268	908,764

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	22,252	1,228,533
Energous Corp.†#	8,347	132,300
Generac Holdings, Inc.†#	36,817	1,508,761
Powell Industries, Inc.	4,899	210,853
SPX Corp.†	23,410	571,906
Vicor Corp.†	9,283	135,532

		3,787,885

Precious Metals — 0.1%
Coeur Mining, Inc.†#	86,057	830,450

Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	23,130	103,160
Cimpress NV†#	14,135	1,229,038
Deluxe Corp.	27,545	1,864,796
Ennis, Inc.	14,412	232,754
Quad/Graphics, Inc.	16,330	459,363

		3,889,111

Private Equity — 0.1%
Fifth Street Asset Management, Inc.	2,869	17,788
Kennedy-Wilson Holdings, Inc.	46,468	992,092

		1,009,880

Protection/Safety — 0.0%
Landauer, Inc.	5,379	266,260

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†#	69,869	772,053
Scholastic Corp.	15,234	671,667

		1,443,720

Publishing - Newspapers — 0.2%
Daily Journal Corp.†#	626	151,323
Gannett Co., Inc.	66,217	631,710
New York Times Co., Class A	70,103	911,339
tronc, Inc.#	15,021	195,574

		1,889,946

Publishing - Periodicals — 0.1%
Time, Inc.	57,889	937,802
Value Line, Inc.#	659	14,564

		952,366

220

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Racetracks — 0.2%
Churchill Downs, Inc.	7,605	$1,164,326
Empire Resorts, Inc.†#	1,877	40,919
International Speedway Corp., Class A	14,844	546,259
Penn National Gaming, Inc.†	41,982	557,521
Speedway Motorsports, Inc.	6,619	135,623

		2,444,648

Radio — 0.0%
Entercom Communications Corp., Class A#	14,617	222,179
Radio One, Inc., Class D†#	13,902	40,316
Saga Communications, Inc., Class A	2,059	98,420
Salem Media Group, Inc.#	6,226	35,488
Townsquare Media, Inc., Class A†	4,863	42,454

		438,857

Real Estate Investment Trusts — 7.4%
Acadia Realty Trust#	39,907	1,319,325
AG Mtg. Investment Trust, Inc.	15,822	278,309
Agree Realty Corp.#	12,816	575,310
Alexander’s, Inc.	1,197	511,957
Altisource Residential Corp.	29,472	347,180
American Assets Trust, Inc.#	22,032	882,602
Anworth Mtg. Asset Corp.	53,922	280,394
Apollo Commercial Real Estate Finance, Inc.#	40,628	697,176
Ares Commercial Real Estate Corp.	15,134	204,763
Armada Hoffler Properties, Inc.	17,524	246,212
ARMOUR Residential REIT, Inc.#	20,698	460,324
Ashford Hospitality Prime, Inc.	14,467	185,467
Ashford Hospitality Trust, Inc.#	44,029	309,524
Bluerock Residential Growth REIT, Inc.	10,572	133,630
Capstead Mtg. Corp.	53,802	556,313
CareTrust REIT, Inc.	32,426	458,828
CatchMark Timber Trust, Inc., Class A	21,873	239,291
CBL & Associates Properties, Inc.	95,084	1,127,696
Cedar Realty Trust, Inc.#	46,492	299,873
Chatham Lodging Trust	21,136	404,966
Chesapeake Lodging Trust	33,482	793,858
City Office REIT, Inc.	10,586	132,537
Colony Capital, Inc. Class A#	63,384	1,300,006
Colony Starwood Homes#	36,625	1,118,894
Community Healthcare Trust, Inc.#	7,100	154,638
CorEnergy Infrastructure Trust, Inc.	6,733	220,371
CoreSite Realty Corp.#	18,886	1,332,030
Cousins Properties, Inc.	190,687	1,508,334
CYS Investments, Inc.#	85,364	686,327
DiamondRock Hospitality Co.#	113,119	1,197,930
DuPont Fabros Technology, Inc.	42,030	1,708,940
Dynex Capital, Inc.	25,269	174,609
Easterly Government Properties, Inc.#	13,424	260,426
EastGroup Properties, Inc.#	17,798	1,215,781
Education Realty Trust, Inc.#	37,451	1,520,511
FelCor Lodging Trust, Inc.	76,805	557,604
First Industrial Realty Trust, Inc.	65,439	1,730,862
First Potomac Realty Trust#	32,665	321,097
Four Corners Property Trust, Inc.	34,035	652,791
Franklin Street Properties Corp.#	54,976	690,499
GEO Group, Inc.#	41,833	1,391,366
Getty Realty Corp.#	14,758	354,487
Gladstone Commercial Corp.	12,584	231,420
Global Net Lease, Inc.#	96,093	730,307
Government Properties Income Trust#	39,497	742,149
Gramercy Property Trust#	238,003	2,080,146
Great Ajax Corp.#	7,295	94,543
Healthcare Realty Trust, Inc.	58,798	1,727,485
Hersha Hospitality Trust	23,323	470,425
Hudson Pacific Properties, Inc.	44,214	1,541,742

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Independence Realty Trust, Inc.	22,722	$194,273
InfraREIT, Inc.†	22,438	384,587
Invesco Mtg. Capital, Inc.	63,418	944,928
Investors Real Estate Trust#	68,244	429,255
iStar, Inc.†	40,927	500,128
Kite Realty Group Trust#	46,577	1,120,177
Ladder Capital Corp., Class A	21,580	309,673
LaSalle Hotel Properties	60,120	1,687,568
Lexington Realty Trust	129,531	1,338,055
LTC Properties, Inc.#	21,231	965,161
Mack-Cali Realty Corp.	50,293	1,360,426
Medical Properties Trust, Inc.	133,617	1,592,715
Monmouth Real Estate Investment Corp.	35,525	498,771
Monogram Residential Trust, Inc.	94,893	999,223
MTGE Investment Corp.	25,912	432,730
National Health Investors, Inc.	20,993	1,485,465
National Storage Affiliates Trust#	12,969	266,902
New Residential Investment Corp.	125,986	1,946,484
New Senior Investment Group, Inc.	42,997	435,990
New York Mortgage Trust, Inc.	61,975	413,993
New York REIT, Inc.	93,097	897,455
NexPoint Residential Trust, Inc.	10,115	198,456
NorthStar Realty Europe Corp.#	33,587	360,389
One Liberty Properties, Inc.	7,439	182,032
Orchid Island Capital, Inc.#	11,527	123,569
Owens Realty Mortgage, Inc.	5,649	102,642
Parkway, Inc.†	23,835	467,166
Pebblebrook Hotel Trust#	40,286	1,158,625
Pennsylvania Real Estate Investment Trust	38,479	737,642
PennyMac Mortgage Investment Trust	38,387	624,940
Physicians Realty Trust	76,129	1,379,457
Potlatch Corp.	22,888	940,125
Preferred Apartment Communities, Inc., Class A#	12,770	173,927
PS Business Parks, Inc.	11,104	1,240,650
QTS Realty Trust, Inc., Class A	26,376	1,234,397
RAIT Financial Trust	51,708	158,744
Ramco-Gershenson Properties Trust	44,374	753,027
Redwood Trust, Inc.	42,960	653,851
Resource Capital Corp.#	17,058	143,970
Retail Opportunity Investments Corp.	56,047	1,156,810
Rexford Industrial Realty, Inc.	36,954	816,314
RLJ Lodging Trust	68,697	1,565,605
Ryman Hospitality Properties, Inc.	24,478	1,441,754
Sabra Health Care REIT, Inc.	36,389	805,289
Saul Centers, Inc.	5,405	343,163
Select Income REIT	35,726	873,143
Seritage Growth Properties, Class A#	14,060	669,818
Silver Bay Realty Trust Corp.	18,727	327,161
STAG Industrial, Inc.	38,724	914,274
Summit Hotel Properties, Inc.	48,757	693,325
Sunstone Hotel Investors, Inc.	122,468	1,780,685
Terreno Realty Corp.	24,029	654,069
Tier REIT, Inc.#	26,900	432,283
UMH Properties, Inc.#	13,735	180,203
Universal Health Realty Income Trust	6,997	414,992
Urban Edge Properties#	50,566	1,369,833
Urstadt Biddle Properties, Inc., Class A#	14,721	333,431
Washington Prime Group, Inc.	104,675	1,048,843
Washington Real Estate Investment Trust	41,369	1,284,921
Western Asset Mortgage Capital Corp.#	23,057	246,479
Whitestone REIT#	14,741	197,677
Xenia Hotels & Resorts, Inc.	58,271	1,019,743

		83,568,638

221

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Management/Services — 0.1%
Farmland Partners, Inc.#	6,557	$72,848
Griffin Industrial Realty, Inc.	400	12,580
HFF, Inc., Class A	20,213	586,177
Marcus & Millichap, Inc.†	8,180	224,541
RE/MAX Holdings, Inc., Class A#	9,997	489,853

		1,385,999

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	26,266	1,157,543
BBX Capital Corp., Class A†#	1,702	37,035
Consolidated-Tomoka Land Co.#	2,300	122,751
Forestar Group, Inc.†#	19,252	257,977
FRP Holdings, Inc.†	3,542	134,419
RMR Group, Inc., Class A	3,899	161,808
St. Joe Co.†#	28,451	591,781
Stratus Properties, Inc.†#	3,505	104,274
Trinity Place Holdings, Inc.†#	10,908	109,080

		2,676,668

Recreational Centers — 0.1%
ClubCorp Holdings, Inc.	36,254	471,302
Planet Fitness, Inc., Class A	8,848	179,349

		650,651

Recreational Vehicles — 0.0%
Arctic Cat, Inc.#	7,377	112,425
Malibu Boats, Inc., Class A†	10,168	185,058
MCBC Holdings, Inc.	4,341	58,343

		355,826

Recycling — 0.0%
Aqua Metals, Inc.†	6,053	74,452

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	37,026	1,078,197
CAI International, Inc.†	8,828	77,951
McGrath RentCorp	13,219	488,046
Neff Corp.† Class A	5,360	70,484
Rent-A-Center, Inc.#	29,226	337,560
Textainer Group Holdings, Ltd.†	12,774	123,908

		2,176,146

Research & Development — 0.3%
Albany Molecular Research, Inc.†#	14,636	246,617
INC Research Holdings, Inc., Class A†	23,322	1,154,439
PAREXEL International Corp.†#	29,579	1,745,161

		3,146,217

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.#	12,621	979,895
SeaWorld Entertainment, Inc.†#	37,676	636,724

		1,616,619

Respiratory Products — 0.1%
Inogen, Inc.†#	9,186	591,854

Retail - Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A#	38,355	551,161
American Eagle Outfitters, Inc.#	93,861	1,554,338
Ascena Retail Group, Inc.†#	97,450	588,598
Boot Barn Holdings, Inc.†#	7,504	118,413
Buckle, Inc.#	16,123	407,912
Caleres, Inc.	24,130	790,016
Cato Corp., Class A	14,386	425,826
Chico’s FAS, Inc.	73,503	1,125,331
Children’s Place, Inc.#	10,549	1,095,514
Destination XL Group, Inc.†#	20,429	83,759

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
DSW, Inc., Class A#	37,905	$900,623
Duluth Holdings, Inc.† Class B#	5,403	181,055
Express, Inc.†	41,887	559,610
Finish Line, Inc., Class A#	23,544	528,327
Francesca’s Holdings Corp.†	22,725	363,145
Genesco, Inc.†	11,570	731,224
Guess?, Inc.	34,455	527,851
Shoe Carnival, Inc.#	8,057	210,368
Stein Mart, Inc.	17,538	87,339
Tailored Brands, Inc.#	27,531	516,482
Tilly’s, Inc., Class A†	6,553	64,678
Vera Bradley, Inc.†	11,419	164,662
Winmark Corp.	1,269	145,618

		11,721,850

Retail - Appliances — 0.0%
Conn’s, Inc.†	11,431	128,599

Retail - Automobile — 0.3%
America’s Car-Mart, Inc.†	4,444	202,424
Asbury Automotive Group, Inc.†#	11,254	661,173
Group 1 Automotive, Inc.#	11,707	849,811
Lithia Motors, Inc., Class A#	13,378	1,229,438
Rush Enterprises, Inc., Class A†	16,597	502,059
Rush Enterprises, Inc., Class B†	3,710	102,508
Sonic Automotive, Inc., Class A#	15,754	333,197

		3,880,610

Retail - Bookstores — 0.1%
Barnes & Noble Education, Inc.†	22,567	256,587
Barnes & Noble, Inc.	35,600	448,560

		705,147

Retail - Building Products — 0.1%
BMC Stock Holdings, Inc.†	31,037	585,047
GMS, Inc.†	4,006	100,591
Lumber Liquidators Holdings, Inc.†#	14,830	261,750
Tile Shop Holdings, Inc.†#	18,347	367,857

		1,315,245

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,393	171,588

Retail - Discount — 0.3%
Big Lots, Inc.#	28,107	1,422,495
Citi Trends, Inc.	8,106	140,720
Fred’s, Inc., Class A#	19,898	198,781
HSN, Inc.	17,624	671,475
Ollie’s Bargain Outlet Holdings, Inc.†#	11,388	342,209
Tuesday Morning Corp.†	25,281	117,557

		2,893,237

Retail - Hair Salons — 0.0%
Regis Corp.†	20,923	282,460

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	11,066	239,026
Kirkland’s, Inc.†	8,308	122,044
Pier 1 Imports, Inc.	45,604	254,926
Restoration Hardware Holdings, Inc.†#	21,798	785,818

		1,401,814

Retail - Jewelry — 0.0%
Movado Group, Inc.#	8,665	244,786

222

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	13,921	$261,715
Party City Holdco, Inc.†#	15,170	243,478
West Marine, Inc.†	10,379	99,846

		605,039

Retail - Major Department Stores — 0.0%
Sears Holdings Corp.†#	6,340	81,659
Sears Hometown and Outlet Stores, Inc.†	6,337	38,022

		119,681

Retail - Misc./Diversified — 0.3%
Container Store Group, Inc.†#	8,969	51,572
FirstCash, Inc.	26,804	1,230,304
Five Below, Inc.†#	30,177	1,187,767
Gaia, Inc.†	7,587	64,489
PriceSmart, Inc.#	11,284	1,030,229

		3,564,361

Retail - Office Supplies — 0.1%
Office Depot, Inc.	311,702	1,517,989

Retail - Pawn Shops — 0.0%
EZCORP, Inc., Class A†	28,515	332,200

Retail - Pet Food & Supplies — 0.0%
Freshpet, Inc.†	12,581	116,374
PetMed Express, Inc.	11,164	243,710

		360,084

Retail - Regional Department Stores — 0.0%
Stage Stores, Inc.#	14,440	62,814

Retail - Restaurants — 1.8%
Biglari Holdings, Inc.†	581	272,448
BJ’s Restaurants, Inc.†	13,149	487,828
Bloomin’ Brands, Inc.	64,132	1,192,855
Bob Evans Farms, Inc.#	11,181	499,232
Bojangles’, Inc.†	5,522	98,844
Buffalo Wild Wings, Inc.†#	10,662	1,797,613
Carrols Restaurant Group, Inc.†	19,343	263,065
Cheesecake Factory, Inc.	25,591	1,514,219
Chuy’s Holdings, Inc.†#	9,210	288,734
Cracker Barrel Old Country Store, Inc.#	10,815	1,760,033
Dave & Buster’s Entertainment, Inc.†#	21,350	1,000,248
Del Frisco’s Restaurant Group, Inc.†	13,331	229,293
Del Taco Restaurants, Inc.†	13,028	189,167
Denny’s Corp.†	42,700	516,243
DineEquity, Inc.	9,858	823,932
El Pollo Loco Holdings, Inc.†#	11,421	143,905
Fiesta Restaurant Group, Inc.†#	14,998	429,693
Fogo De Chao, Inc.†#	2,801	38,794
Habit Restaurants, Inc.†#	7,583	127,394
J Alexander’s Holdings, Inc.†	7,514	71,383
Jack in the Box, Inc.	18,393	1,913,240
Jamba, Inc.†#	7,169	71,116
Kona Grill, Inc.†#	4,698	57,785
Luby’s, Inc.†	10,955	46,668
Nathan’s Famous, Inc.†	1,713	105,949
Noodles & Co.†#	6,220	26,124
Papa John’s International, Inc.#	15,312	1,352,968
Popeyes Louisiana Kitchen, Inc.†	12,199	730,476
Potbelly Corp.†#	13,419	183,169
Red Robin Gourmet Burgers, Inc.†	7,697	396,011
Ruby Tuesday, Inc.†	33,464	101,061
Ruth’s Hospitality Group, Inc.	17,936	304,912
Shake Shack, Inc.†#	8,845	326,204
Sonic Corp.	26,505	691,781
Texas Roadhouse, Inc.	37,327	1,750,263

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Wingstop, Inc.#	8,863	$272,005
Zoe’s Kitchen, Inc.†#	10,758	265,292

		20,339,947

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	9,999	193,481
Hibbett Sports, Inc.†#	12,868	517,937
Sportsman’s Warehouse Holdings, Inc.†#	14,536	130,824
Zumiez, Inc.†#	10,157	251,893

		1,094,135

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†#	7,636	109,577

Retail - Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A#	38,661	558,651
Vitamin Shoppe, Inc.†#	13,610	338,209

		896,860

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†#	15,844	246,850

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	31,193	1,194,692

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	12,220	172,913
Proto Labs, Inc.†#	13,892	723,773
Trinseo SA	16,189	947,866

		1,844,552

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	35,571	1,143,607
Globalstar, Inc.†#	210,105	165,983
Intelsat SA†#	16,414	67,626
Iridium Communications, Inc.†#	46,454	408,795
Loral Space & Communications, Inc.†#	7,252	285,729

		2,071,740

Savings & Loans/Thrifts — 1.9%
Astoria Financial Corp.	51,862	847,944
Banc of California, Inc.#	27,487	415,054
Bank Mutual Corp.	22,988	205,743
BankFinancial Corp.	8,552	120,583
Bear State Financial, Inc.	10,110	100,089
Beneficial Bancorp, Inc.	39,544	688,066
Berkshire Hills Bancorp, Inc.	17,332	588,421
BofI Holding, Inc.†#	33,777	798,151
Brookline Bancorp, Inc.#	38,992	580,981
BSB Bancorp, Inc.†	4,545	121,124
Capitol Federal Financial, Inc.	71,830	1,142,815
Charter Financial Corp.	7,669	109,743
Clifton Bancorp, Inc.#	12,332	201,382
Dime Community Bancshares, Inc.	17,610	329,307
ESSA Bancorp, Inc.#	4,598	68,096
EverBank Financial Corp.	58,011	1,119,612
First Defiance Financial Corp.	4,960	229,598
First Financial Northwest, Inc.	5,118	86,801
Flagstar Bancorp, Inc.†	11,786	332,129
Flushing Financial Corp.	15,647	409,638
Greene County Bancorp, Inc.#	1,701	36,997
Hingham Institution for Savings#	754	126,310
Home Bancorp, Inc.	3,240	109,188
HomeStreet, Inc.†	13,310	386,656
HomeTrust Bancshares, Inc.†	9,319	220,860
Investors Bancorp, Inc.#	167,615	2,269,507
Lake Sunapee Bank Group	4,413	96,203
Meridian Bancorp, Inc.	27,171	482,285
Meta Financial Group, Inc.#	4,637	421,735

223

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
MutualFirst Financial, Inc.	3,065	$91,184
Northfield Bancorp, Inc.#	23,707	439,291
Northwest Bancshares, Inc.#	54,120	983,360
OceanFirst Financial Corp.	11,545	273,847
Oritani Financial Corp.	21,732	383,570
Pacific Premier Bancorp, Inc.†	15,321	491,038
Provident Financial Holdings, Inc.	3,716	73,242
Provident Financial Services, Inc.#	34,402	926,790
SI Financial Group, Inc.	6,267	87,738
Southern Missouri Bancorp, Inc.	3,292	95,139
Sterling Bancorp#	71,406	1,624,487
Territorial Bancorp, Inc.	4,263	134,157
United Community Financial Corp.	26,198	214,300
United Financial Bancorp, Inc.	28,245	476,776
Washington Federal, Inc.	51,219	1,662,057
Waterstone Financial, Inc.	14,331	256,525
WSFS Financial Corp.	16,131	687,987

		21,546,506

Schools — 0.6%
American Public Education, Inc.†#	8,723	201,501
Apollo Education Group, Inc.†	48,103	453,611
Bridgepoint Education, Inc.†	10,052	102,128
Bright Horizons Family Solutions, Inc.†	24,740	1,702,607
Cambium Learning Group, Inc.†	7,556	37,629
Capella Education Co.	6,371	555,870
Career Education Corp.†	37,650	376,123
DeVry Education Group, Inc.#	35,236	1,051,795
Grand Canyon Education, Inc.†	25,327	1,446,172
K12, Inc.†	19,039	279,492
Strayer Education, Inc.†	5,938	434,840

		6,641,768

Security Services — 0.2%
Alarm.com Holdings, Inc.†#	5,809	172,063
Ascent Capital Group, Inc., Class A†	5,747	103,848
Brink’s Co.	25,377	1,025,231
LifeLock, Inc.†	47,613	1,133,665

		2,434,807

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	11,361	89,184
Geospace Technologies Corp.†#	7,343	155,451

		244,635

Semiconductor Components - Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	35,304	1,941,720
Exar Corp.†	22,994	229,710
Integrated Device Technology, Inc.†	75,925	1,776,645
MaxLinear, Inc., Class A†	31,456	642,646
Power Integrations, Inc.#	15,447	1,039,583
Sigma Designs, Inc.†	20,191	151,433

		5,781,737

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	16,414	224,051
Brooks Automation, Inc.	38,266	623,736
Cabot Microelectronics Corp.	13,269	790,567
Cohu, Inc.	14,858	184,982
Entegris, Inc.†	79,670	1,430,077
FormFactor, Inc.†#	38,715	433,608
MKS Instruments, Inc.	29,988	1,725,809
Nanometrics, Inc.†	13,328	318,672
Photronics, Inc.†	36,767	367,670
Rudolph Technologies, Inc.†#	16,868	330,613
Ultra Clean Holdings, Inc.†	18,075	181,473
Ultratech, Inc.†	12,175	279,051
Veeco Instruments, Inc.†#	22,395	596,827

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
Xcerra Corp.†	29,805	$188,964

		7,676,100

Silver Mining — 0.1%
Hecla Mining Co.	214,984	1,307,103

Specified Purpose Acquisitions — 0.0%
Wins Finance Holdings, Inc.†#	794	121,133

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.#	19,559	397,048
Mueller Water Products, Inc., Class A	87,805	1,161,660
Omega Flex, Inc.	1,644	73,536
TimkenSteel Corp.†#	22,214	350,981

		1,983,225

Steel - Producers — 0.4%
AK Steel Holding Corp.†#	133,612	1,219,878
ALJ Regional Holdings, Inc.†#	10,424	45,553
Carpenter Technology Corp.#	26,050	931,808
Commercial Metals Co.	64,718	1,424,443
Ryerson Holding Corp.†	6,140	87,802
Schnitzer Steel Industries, Inc., Class A#	14,701	410,158

		4,119,642

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.#	61,155	1,072,659

Storage/Warehousing — 0.1%
Mobile Mini, Inc.#	24,952	766,026
Wesco Aircraft Holdings, Inc.†	31,344	462,324

		1,228,350

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	6,607	51,138

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E#	17,046	485,470

Telecom Equipment - Fiber Optics — 0.5%
Acacia Communications, Inc.†#	2,949	204,248
Ciena Corp.†	77,363	1,659,436
Clearfield, Inc.†#	6,452	123,879
Finisar Corp.†	60,571	2,012,774
Harmonic, Inc.†#	43,071	200,280
KVH Industries, Inc.†#	8,503	92,683
Oclaro, Inc.†	55,583	496,912
Viavi Solutions, Inc.†	132,151	1,037,385

		5,827,597

Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.#	27,984	799,783
EarthLink Holdings Corp.	59,187	312,507
FairPoint Communications, Inc.†#	11,956	199,067
GTT Communications, Inc.†#	14,854	377,292
Hawaiian Telcom Holdco, Inc.†	3,393	77,496
HC2 Holdings, Inc.†	18,802	89,497
Inteliquent, Inc.	18,364	415,761
Lumos Networks Corp.†	10,655	154,924
NeuStar, Inc., Class A†#	30,501	739,649
ORBCOMM, Inc.†#	36,407	306,183
RigNet, Inc.†#	7,119	122,803
Spok Holdings, Inc.	11,540	210,028
Straight Path Communications, Inc., Class B†#	5,392	129,246
Vonage Holdings Corp.†	107,630	709,282
West Corp.	24,338	580,705

		5,224,223

224

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecommunication Equipment — 0.2%
ADTRAN, Inc.	27,683	$563,349
Comtech Telecommunications Corp.#	8,813	101,350
Numerex Corp., Class A†#	7,790	62,398
Plantronics, Inc.	18,694	968,723
Preformed Line Products Co.	1,412	78,987
ShoreTel, Inc.†	37,895	265,265
Sonus Networks, Inc.†	26,870	162,026

		2,202,098

Telephone - Integrated — 0.2%
Cincinnati Bell, Inc.†	23,700	488,220
General Communication, Inc., Class A†	16,304	274,885
IDT Corp., Class B	9,774	206,916
Shenandoah Telecommunications Co.#	26,057	730,899
Windstream Holdings, Inc.#	54,084	400,762

		2,101,682

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†#	43,066	114,125
Gray Television, Inc.†#	36,118	364,792
Sinclair Broadcast Group, Inc., Class A#	37,254	1,212,617

		1,691,534

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	7,075	180,554
Unifi, Inc.†	8,819	274,447

		455,001

Textile - Products — 0.0%
Culp, Inc.	6,063	204,626

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A#	12,190	413,850
Carmike Cinemas, Inc.†	13,567	458,565
National CineMedia, Inc.	34,661	531,700
Reading International, Inc., Class A†	9,474	148,836

		1,552,951

Therapeutics — 0.4%
Akebia Therapeutics, Inc.†#	20,234	174,215
Anika Therapeutics, Inc.†	7,937	370,340
Axovant Sciences, Ltd.†#	13,764	186,227
Axsome Therapeutics, Inc.†#	6,261	41,010
Bio-Path Holdings, Inc.†#	46,767	57,523
Cara Therapeutics, Inc.†#	11,831	106,479
Concert Pharmaceuticals, Inc.†	9,284	83,927
Dyax Corp. CVR†(1)(2)	82,437	201,971
Egalet Corp.†#	12,474	83,950
Flexion Therapeutics, Inc.†#	10,424	171,996
La Jolla Pharmaceutical Co.†	7,839	141,886
MannKind Corp.†#	182,623	85,924
Mirati Therapeutics, Inc.†	7,149	38,247
Osiris Therapeutics, Inc.†#	11,195	66,610
Portola Pharmaceuticals, Inc.†#	27,740	499,043
Proteostasis Therapeutics, Inc.†#	3,567	37,560
Sarepta Therapeutics, Inc.†#	24,066	824,501
Seres Therapeutics, Inc.†#	10,039	100,290
Vital Therapies, Inc.†#	13,336	68,014
Voyager Therapeutics, Inc.†#	6,610	82,361
Xencor, Inc.†	18,111	462,917
Zafgen, Inc.†#	12,871	43,504

		3,928,495

Tobacco — 0.2%
Alliance One International, Inc.†#	4,696	69,501
Turning Point Brands, Inc.†	3,355	48,714

Security Description	Shares	Value (Note 2)

Tobacco (continued)
Universal Corp.#	12,495	$687,850
Vector Group, Ltd.#	52,279	1,116,157

		1,922,222

Toys — 0.0%
JAKKS Pacific, Inc.†#	8,624	60,799

Transactional Software — 0.3%
ACI Worldwide, Inc.†	64,989	1,209,445
Bottomline Technologies de, Inc.†	22,631	567,133
InnerWorkings, Inc.†	21,642	200,189
Synchronoss Technologies, Inc.†#	23,257	1,127,499

		3,104,266

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	29,214	473,267
Atlas Air Worldwide Holdings, Inc.†	13,813	682,362

		1,155,629

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	23,041	1,258,960
Greenbrier Cos., Inc.#	15,277	592,748
Willis Lease Finance Corp.†	2,401	64,323

		1,916,031

Transport - Marine — 0.4%
Ardmore Shipping Corp.#	12,290	83,572
Costamare, Inc.	14,903	85,841
DHT Holdings, Inc.#	51,699	183,531
Dorian LPG, Ltd.†#	13,647	95,256
Frontline, Ltd.#	36,591	257,235
GasLog, Ltd.#	23,041	361,744
Gener8 Maritime, Inc.†#	22,109	89,762
Golar LNG, Ltd.#	50,100	1,222,440
Hornbeck Offshore Services, Inc.†#	18,320	93,615
Navios Maritime Acquisition Corp.#	45,431	72,690
Nordic American Tankers, Ltd.#	48,908	419,631
Overseas Shipholding Group, Inc., Class A	20,362	157,398
Scorpio Bulkers, Inc.†#	21,503	111,816
Scorpio Tankers, Inc.#	92,073	389,469
Ship Finance International, Ltd.#	33,758	486,115
Teekay Corp.	24,748	195,262
Teekay Tankers, Ltd., Class A#	65,618	152,234
Tidewater, Inc.#	26,656	61,042

		4,518,653

Transport - Services — 0.2%
Echo Global Logistics, Inc.†#	16,185	406,244
Hub Group, Inc., Class A†	18,884	809,179
Matson, Inc.	24,368	916,480
Radiant Logistics, Inc.†	21,264	77,401

		2,209,304

Transport - Truck — 0.8%
ArcBest Corp.	13,862	422,098
Celadon Group, Inc.#	15,350	123,568
Covenant Transportation Group, Inc., Class A†	6,681	138,497
Forward Air Corp.	16,772	811,429
Heartland Express, Inc.#	25,944	558,055
Knight Transportation, Inc.#	37,714	1,319,990
Marten Transport, Ltd.	12,943	315,162
P.A.M. Transportation Services, Inc.†	1,328	32,921
Roadrunner Transportation Systems, Inc.†	17,230	172,817
Saia, Inc.†	14,193	592,558
Swift Transportation Co.†#	42,078	1,050,688
Universal Logistics Holdings, Inc.	4,696	66,683
USA Truck, Inc.†	5,036	45,374
Werner Enterprises, Inc.	25,167	680,767

225

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Truck (continued)
XPO Logistics, Inc.†#	55,167	$2,456,587
YRC Worldwide, Inc.†	18,332	232,450

		9,019,644

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	40,894	656,349

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	11,336	133,198

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,435	227,088
Neogen Corp.†	20,518	1,298,379
Phibro Animal Health Corp., Class A	10,555	289,735

		1,815,202

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†	7,739	62,609
Natural Grocers by Vitamin Cottage, Inc.†#	5,123	54,304
Natural Health Trends Corp.#	4,179	105,687
Nature’s Sunshine Products, Inc.#	4,798	72,450
Nutraceutical International Corp.†	4,646	149,833
Omega Protein Corp.†	12,318	295,016
Synutra International, Inc.†	11,875	61,156
USANA Health Sciences, Inc.†#	5,850	356,557

		1,157,612

Water — 0.3%
American States Water Co.#	20,580	872,592
Artesian Resources Corp., Class A	4,365	137,585
California Water Service Group#	27,069	935,234
Connecticut Water Service, Inc.#	6,102	332,681
Consolidated Water Co., Ltd.	8,188	89,659
Global Water Resources, Inc.#	4,635	39,166
Middlesex Water Co.#	8,937	364,093
SJW Corp.	9,197	493,603
York Water Co.#	7,245	263,718

		3,528,331

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	19,392	211,179

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†#	33,795	268,670
NIC, Inc.	35,763	897,651
Q2 Holdings, Inc.†#	14,399	424,771
Rightside Group, Ltd.†	6,547	51,394
Web.com Group, Inc.†	23,943	381,891

		2,024,377

Web Portals/ISP — 0.0%
Blucora, Inc.†#	22,083	312,474
MeetMe, Inc.†#	23,245	112,041

		424,515

Wire & Cable Products — 0.3%
Belden, Inc.	23,620	1,745,518
Encore Wire Corp.	11,388	483,990
General Cable Corp.#	27,316	512,175
Insteel Industries, Inc.	9,870	390,556

		3,132,239

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†	13,493	74,347
CalAmp Corp.†#	20,164	293,185
Gogo, Inc.†#	31,693	297,597
InterDigital, Inc.	19,517	1,545,746
Telenav, Inc.†	18,351	110,106
Ubiquiti Networks, Inc.†#	14,616	817,911

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment (continued)
ViaSat, Inc.†#	25,043	$1,785,065

		4,923,957

X-Ray Equipment — 0.0%
ViewRay, Inc.†	3,738	12,298

Total Common Stocks
(cost $749,985,115)		1,022,039,032

RIGHTS 0.0%
E-Commerce/Products — 0.0%
Overstocks.com, Inc.† Expires 12/06/2016 (cost $0)	744	0

WARRANTS — 0.0%
Finance other services — 0.0%
Emergent Capital, Inc.† Expires 10/01/2019 (strike price $10.75)	1,320	0

Medical - Biomedical/Gene — 0.0%
Asterias Biotherapeutics, Inc.†# Expires 02/15/2017	1,196	568

Total Warrants
(cost $682)		568

Total Long - Term Investment Securities
(cost $749,985,797)		1,022,039,600

SHORT-TERM INVESTMENT SECURITIES — 15.6%
Registered Investment Companies — 8.5%
State Street Navigator Securities Lending Prime Portfolio 0.26%(4)(5)	96,254,194	96,254,194

U.S. Government Treasuries — 7.1%
United States Treasury Bills
0.11% due 12/15/2016(3)	$250,000	249,986
0.16% due 12/15/2016(3)	4,500,000	4,499,744
0.23% due 12/01/2016	75,000,000	75,000,000
0.25% due 12/15/2016(3)	300,000	299,983

		80,049,712

Total Short-Term Investment Securities
(cost $176,303,875)		176,303,906

REPURCHASE AGREEMENTS — 2.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $27,624,000)	27,624,000	27,624,000

TOTAL INVESTMENTS
(cost $953,913,672)(7)	108.5%	1,225,967,506
Liabilities in excess of other assets	(8.5)	(95,868,191)

NET ASSETS	100.0%	$1,130,099,315

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At November 30, 2016, the aggregate value of these securities was $272,949 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	At November 30, 2016, the Fund had loaned securities with a total value of $248,114,804. This was secured by collateral of $96,254,194, which was received in cash and subsequently invested in short-term investments currently valued at $96,254,194 as reported in the Portfolio of Investments. Additional collateral of $159,402,153 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

226

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$71,809
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	129,990
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	217,373
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	27,550,244
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/31/2016 to 05/15/2046	131,432,737
(5)	The rate shown is the 7-day yield as of November 30, 2016.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
815	Long	Russelll 2000 Mini Index	December 2016	$99,094,340	$107,767,450	$8,673,110

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$480,778	$—	$0	$480,778
Medical-Biomedical/Gene	35,508,564	—	70,978	35,579,542
Medical-Drugs	20,251,851	—	0	20,251,851
Metal-Diversified	420,265	—	0	420,265
Oil Companies - Exploration & Production	14,469,971	—	0	14,469,971
Therapeutics	3,726,524	—	201,971	3,928,495
Other Industries	946,908,130	—	—	946,908,130
Warrants	568	—	—	568
Short-Term Investment Securities:
Registered Investment Companies	96,254,194	—	—	96,254,194
U.S. Government Treasuries	—	80,049,712	—	80,049,712
Repurchase Agreements	—	27,624,000	—	27,624,000

Total Investments at Value	$1,118,020,845	$107,673,712	$272,949	$1,225,967,506

Other Financial Instruments:†
Futures Contracts	$8,673,110	$—	$—	$8,673,110

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

227

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*
Banks — Commercial	8.2%
Time Deposits	7.7
Registered Investment Companies	5.0
Oil Companies — Exploration & Production	4.1
Retail — Restaurants	3.9
Chemicals — Specialty	3.7
Real Estate Investment Trusts	2.9
Insurance — Reinsurance	2.9
Printing — Commercial	2.7
Computer Services	2.5
Electronic Components — Misc.	2.5
Electronic Measurement Instruments	2.3
Consumer Products — Misc.	2.3
Metal Processors & Fabrication	2.3
Insurance — Property/Casualty	2.3
Investment Management/Advisor Services	2.1
Building Products — Cement	2.1
Food — Misc./Diversified	2.0
Paper & Related Products	2.0
Medical Imaging Systems	1.9
Electric Products — Misc.	1.9
Machinery — General Industrial	1.8
Building & Construction Products — Misc.	1.6
Machinery — Electrical	1.6
Retail — Apparel/Shoe	1.6
Human Resources	1.5
Auto/Truck Parts & Equipment — Replacement	1.5
Chemicals — Diversified	1.5
Food — Canned	1.4
Containers — Metal/Glass	1.3
Insurance Brokers	1.2
Electric — Integrated	1.2
Disposable Medical Products	1.2
Oil & Gas Drilling	1.2
Batteries/Battery Systems	1.1
Oil — Field Services	1.1
Investment Companies	1.0
Dental Supplies & Equipment	1.0
Diversified Operations/Commercial Services	0.9
Miscellaneous Manufacturing	0.9
Medical — Biomedical/Gene	0.9
Medical Products	0.9
Publishing — Newspapers	0.8
Office Supplies & Forms	0.8
Networking Products	0.7
Chemicals — Plastics	0.6
Computers — Integrated Systems	0.6
Applications Software	0.6
Medical — Wholesale Drug Distribution	0.6
Quarrying	0.6
Identification Systems	0.5
Beverages — Non-alcoholic	0.5
Apparel Manufacturers	0.5
Funeral Services & Related Items	0.5
Food — Retail	0.5
Research & Development	0.5
Semiconductor Components — Integrated Circuits	0.4
Electronic Components — Semiconductors	0.4
E-Marketing/Info	0.4
Transactional Software	0.3
Publishing — Periodicals	0.3
Medical Instruments	0.3
Commercial Services — Finance	0.3
Computers — Memory Devices	0.2
Retail — Office Supplies	0.2

Textile — Products	0.1
Telecom Services	0.1

105.0%

*	Calculated as a percentage of net assets

228

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.3%
Apparel Manufacturers — 0.5%
Delta Apparel, Inc.†	68,667	$1,401,493

Applications Software — 0.6%
Progress Software Corp.	55,270	1,634,334

Auto/Truck Parts & Equipment - Replacement — 1.5%
Douglas Dynamics, Inc.	129,235	4,129,058

Banks - Commercial — 8.2%
Associated Banc-Corp.	154,110	3,521,413
First Citizens BancShares, Inc., Class A	20,224	7,207,227
Hancock Holding Co.	85,394	3,548,121
TCF Financial Corp.	197,121	3,420,049
UMB Financial Corp.	66,782	5,076,768

		22,773,578

Batteries/Battery Systems — 1.1%
Energizer Holdings, Inc.	27,828	1,248,642
EnerSys	23,313	1,855,249

		3,103,891

Beverages - Non-alcoholic — 0.5%
Cott Corp.	126,318	1,433,709

Building & Construction Products - Misc. — 1.6%
Simpson Manufacturing Co., Inc.	94,414	4,450,676

Building Products - Cement — 2.1%
Eagle Materials, Inc.	60,031	5,835,013

Chemicals - Diversified — 1.5%
Innospec, Inc.	62,277	4,091,599

Chemicals - Plastics — 0.6%
A. Schulman, Inc.#	54,548	1,816,448

Chemicals - Specialty — 3.7%
CSW Industrials, Inc.†#	73,727	2,691,036
Quaker Chemical Corp.	35,200	4,478,848
Sensient Technologies Corp.	39,260	3,065,813

		10,235,697

Commercial Services - Finance — 0.3%
Liberty Tax, Inc.	59,550	732,465

Computer Services — 2.5%
DST Systems, Inc.	43,428	4,482,204
Sykes Enterprises, Inc.†	91,958	2,591,376

		7,073,580

Computers - Integrated Systems — 0.6%
NetScout Systems, Inc.†	58,054	1,811,285

Computers - Memory Devices — 0.2%
Imation Corp.†#	586,926	580,998

Consumer Products - Misc. — 2.3%
Central Garden & Pet Co.†#	95,133	2,747,441
Helen of Troy, Ltd.†	43,629	3,712,828

		6,460,269

Containers - Metal/Glass — 1.3%
Silgan Holdings, Inc.	71,614	3,545,609

Dental Supplies & Equipment — 1.0%
Patterson Cos., Inc.#	72,321	2,801,716

Disposable Medical Products — 1.2%
ICU Medical, Inc.†	9,598	1,442,099
STERIS PLC	28,619	1,877,693

		3,319,792

Security Description	Shares	Value (Note 2)

Diversified Operations/Commercial Services — 0.9%
Viad Corp.	59,180	$2,598,002

E-Marketing/Info — 0.4%
New Media Investment Group, Inc.	79,211	1,216,681

Electric Products - Misc. — 1.9%
Novanta, Inc.†	262,757	5,320,829

Electric - Integrated — 1.2%
Hawaiian Electric Industries, Inc.	109,225	3,364,130

Electronic Components - Misc. — 2.5%
AVX Corp.	139,008	2,111,532
Jabil Circuit, Inc.	39,463	834,642
Vishay Intertechnology, Inc.#	261,864	3,967,240

		6,913,414

Electronic Components - Semiconductors — 0.4%
DSP Group, Inc.†	104,106	1,218,040

Electronic Measurement Instruments — 2.3%
Badger Meter, Inc.	50,502	1,830,698
ESCO Technologies, Inc.	40,278	2,251,540
Orbotech, Ltd.†	77,343	2,449,453

		6,531,691

Food - Canned — 1.4%
TreeHouse Foods, Inc.†#	57,729	4,001,774

Food - Misc./Diversified — 2.0%
Lamb Weston Holdings, Inc.†	54,275	1,817,127
Nomad Foods, Ltd.†	237,459	2,234,489
Snyder’s-Lance, Inc.#	37,828	1,409,471

		5,461,087

Food - Retail — 0.5%
SUPERVALU, Inc.†	293,975	1,364,044

Funeral Services & Related Items — 0.5%
Matthews International Corp., Class A	19,061	1,386,688

Human Resources — 1.5%
Korn/Ferry International	167,995	4,263,713

Identification Systems — 0.5%
Brady Corp., Class A	41,937	1,541,185

Insurance Brokers — 1.2%
Brown & Brown, Inc.	78,693	3,411,342

Insurance - Property/Casualty — 2.3%
ProAssurance Corp.	72,104	4,041,429
Stewart Information Services Corp.#	47,287	2,243,295

		6,284,724

Insurance - Reinsurance — 2.9%
RenaissanceRe Holdings, Ltd.	23,484	3,066,071
Validus Holdings, Ltd.	91,391	4,966,187

		8,032,258

Investment Companies — 1.0%
Apollo Investment Corp.#	201,903	1,243,723
New Mountain Finance Corp.	96,151	1,365,344
Real Industry, Inc.†#	50,053	292,810

		2,901,877

Investment Management/Advisor Services — 2.1%
Artisan Partners Asset Management, Inc., Class A	81,061	2,415,618
Westwood Holdings Group, Inc.	58,309	3,462,388

		5,878,006

229

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Electrical — 1.6%
Franklin Electric Co., Inc.	113,264	$4,422,959

Machinery - General Industrial — 1.8%
Kadant, Inc.	78,568	4,918,357

Medical Imaging Systems — 1.9%
Analogic Corp.	58,304	5,372,714

Medical Instruments — 0.3%
Halyard Health, Inc.†#	20,047	744,746

Medical Products — 0.9%
Haemonetics Corp.†	60,920	2,414,260

Medical - Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	5,423	940,891
Innoviva, Inc.†#	153,122	1,583,281

		2,524,172

Medical - Wholesale Drug Distribution — 0.6%
Owens & Minor, Inc.	47,174	1,599,670

Metal Processors & Fabrication — 2.3%
Mueller Industries, Inc.	168,059	6,384,561

Miscellaneous Manufacturing — 0.9%
Hillenbrand, Inc.	73,497	2,572,395

Networking Products — 0.7%
NETGEAR, Inc.†	37,771	2,028,303

Office Supplies & Forms — 0.8%
ACCO Brands Corp.†	169,264	2,107,337

Oil & Gas Drilling — 1.2%
Atwood Oceanics, Inc.#	78,972	747,075
Patterson-UTI Energy, Inc.	95,210	2,539,251

		3,286,326

Oil Companies - Exploration & Production — 4.1%
Carrizo Oil & Gas, Inc.†	23,176	981,272
Energen Corp.	39,553	2,455,055
Laredo Petroleum, Inc.†#	123,172	1,969,520
QEP Resources, Inc.	72,211	1,419,668
Whiting Petroleum Corp.†	110,300	1,347,866
WPX Energy, Inc.†	218,555	3,396,345

		11,569,726

Oil - Field Services — 1.1%
CARBO Ceramics, Inc.†#	94,362	776,599
Steel Excel, Inc.†#	127,632	1,429,479
TETRA Technologies, Inc.†	135,884	737,850

		2,943,928

Paper & Related Products — 2.0%
Neenah Paper, Inc.	29,207	2,479,674
Schweitzer-Mauduit International, Inc.	70,792	2,976,096

		5,455,770

Printing - Commercial — 2.7%
Deluxe Corp.	44,570	3,017,389
Ennis, Inc.	219,891	3,551,240
LSC Communications, Inc.	52,655	1,086,799

		7,655,428

Publishing - Newspapers — 0.8%
A.H. Belo Corp., Class A	224,875	1,382,981
Gannett Co., Inc.	81,953	781,832

		2,164,813

Security Description	Shares/ Principal Amount		Value (Note 2)

Publishing - Periodicals — 0.3%
Time, Inc.	48,874		$791,759

Quarrying — 0.6%
Compass Minerals International, Inc.#	20,551		1,593,730

Real Estate Investment Trusts — 2.9%
Apollo Commercial Real Estate Finance, Inc.#	103,582		1,777,467
Gramercy Property Trust#	265,375		2,319,377
LaSalle Hotel Properties	121,512		3,410,842
Washington Real Estate Investment Trust	18,293		568,181

			8,075,867

Research & Development — 0.5%
PAREXEL International Corp.†#	21,458		1,266,022

Retail - Apparel/Shoe — 1.6%
Buckle, Inc.#	92,436		2,338,631
Christopher & Banks Corp.†	188,005		323,368
Guess?, Inc.#	114,447		1,753,328

			4,415,327

Retail - Office Supplies — 0.2%
Office Depot, Inc.	100,481		489,342

Retail - Restaurants — 3.9%
Denny’s Corp.†	274,133		3,314,268
DineEquity, Inc.	41,860		3,498,659
Ruby Tuesday, Inc.†	180,901		546,321
Wendy’s Co.#	272,588		3,426,431

			10,785,679

Semiconductor Components - Integrated Circuits — 0.4%
Exar Corp.†	125,767		1,256,412

Telecom Services — 0.1%
Aviat Networks, Inc.†	21,749		274,690

Textile - Products — 0.1%
Dixie Group, Inc.†	98,557		335,094

Transactional Software — 0.3%
ACI Worldwide, Inc.†	48,916		910,327

Total Long-Term Investment Securities
(cost $219,207,074)			257,280,409

SHORT-TERM INVESTMENT SECURITIES — 12.7%
Registered Investment Companies — 5.0%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	13,911,366		13,911,366

Time Deposits — 7.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 12/01/2016	$21,605,000		21,605,000

Total Short-Term Investment Securities
(cost $35,516,366)			35,516,366

TOTAL INVESTMENTS
(cost $254,723,440)(3)	105.0%		292,796,775
Liabilities in excess of other assets	(5.0)		(13,849,968)

NET ASSETS	100.0	% $	278,946,807

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $25,630,984. This was secured by collateral of $13,911,366, which was received in cash and subsequently invested in short-term investments currently valued at $13,911,366 as reported in the Portfolio of Investments. Additional collateral of $12,340,083 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

230

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 06/22/2017	$3,107,687
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	9,232,396

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$257,280,409	$—	$—	$257,280,409
Short-Term Investment Securities:
Registered Investment Companies	13,911,366	—	—	13,911,366
Time Deposits	—	21,605,000	—	21,605,000

Total Investments at Value	$271,191,775	$21,605,000	$—	$292,796,775

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

231

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	10.9%
Retail — Restaurants	6.2
Banks — Commercial	4.6
Medical — Biomedical/Gene	3.7
Machinery — General Industrial	3.5
Food — Misc./Diversified	3.5
Commercial Services — Finance	3.4
Medical — Drugs	3.2
Retail — Apparel/Shoe	3.2
Machinery — Pumps	3.1
Finance — Investment Banker/Broker	2.9
Instruments — Controls	2.9
Medical Products	2.7
Computers — Periphery Equipment	2.6
Enterprise Software/Service	2.4
Coatings/Paint	2.4
Office Supplies & Forms	2.3
Applications Software	2.2
Chemicals — Specialty	2.2
Veterinary Diagnostics	2.1
Disposable Medical Products	2.0
Computer Software	2.0
Investment Management/Advisor Services	1.8
Commercial Services	1.7
Electronic Components — Semiconductors	1.7
Transactional Software	1.7
Web Hosting/Design	1.7
Real Estate Management/Services	1.7
Electronic Connectors	1.5
Miscellaneous Manufacturing	1.4
Retail — Perfume & Cosmetics	1.4
Instruments — Scientific	1.4
Aerospace/Defense	1.4
Television	1.2
Building — Residential/Commercial	1.2
Building — Heavy Construction	1.2
Electronic Measurement Instruments	1.2
Retail — Misc./Diversified	1.2
Building & Construction Products — Misc.	1.2
Food — Canned	1.1
Power Converter/Supply Equipment	1.1
Oil Companies — Exploration & Production	0.8
Retail — Gardening Products	0.8
Medical — Hospitals	0.8
Beverages — Wine/Spirits	0.8
Telecom Services	0.8
Finance — Consumer Loans	0.7
Food — Retail	0.7
Auto/Truck Parts & Equipment — Original	0.6
Retail — Auto Parts	0.6
Industrial Automated/Robotic	0.5
Consulting Services	0.5
Oil Field Machinery & Equipment	0.4
Apparel Manufacturers	0.4
Drug Delivery Systems	0.3
E-Commerce/Services	0.3
Therapeutics	0.2

110.0%

*	Calculated as a percentage of net assets

232

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Aerospace/Defense — 1.4%
Aerovironment, Inc.†#	48,518	$1,373,059

Apparel Manufacturers — 0.4%
Under Armour, Inc., Class C†	14,502	373,862

Applications Software — 2.2%
Red Hat, Inc.†	9,554	755,817
ServiceNow, Inc.†	8,454	702,950
Tableau Software, Inc., Class A†	16,239	728,806

		2,187,573

Auto/Truck Parts & Equipment - Original — 0.6%
Mobileye NV†#	15,681	583,804

Banks - Commercial — 4.6%
Eagle Bancorp, Inc.†	57,590	3,383,412
First Republic Bank	15,773	1,291,809

		4,675,221

Beverages - Wine/Spirits — 0.8%
MGP Ingredients, Inc.#	17,405	823,257

Building & Construction Products - Misc. — 1.2%
Fortune Brands Home & Security, Inc.	21,177	1,167,912

Building - Heavy Construction — 1.2%
SBA Communications Corp., Class A†	12,477	1,234,724

Building - Residential/Commercial — 1.2%
M/I Homes, Inc.†#	53,189	1,242,495

Chemicals - Specialty — 2.2%
Ashland Global Holdings, Inc.#	16,188	1,824,388
Valvoline, Inc.#	16,399	344,215

		2,168,603

Coatings/Paint — 2.4%
RPM International, Inc.	44,864	2,373,754

Commercial Services — 1.7%
Healthcare Services Group, Inc.	45,068	1,755,399

Commercial Services - Finance — 3.4%
FleetCor Technologies, Inc.†#	7,726	1,153,801
Global Payments, Inc.	22,060	1,512,213
Total System Services, Inc.	15,461	760,990

		3,427,004

Computer Software — 2.0%
InterXion Holding NV†	44,781	1,529,719
Splunk, Inc.†#	8,514	490,577

		2,020,296

Computers - Periphery Equipment — 2.6%
Electronics For Imaging, Inc.†	45,993	2,001,615
Kornit Digital, Ltd.†#	53,289	607,495

		2,609,110

Consulting Services — 0.5%
Gartner, Inc.†	4,932	507,108

Disposable Medical Products — 2.0%
C.R. Bard, Inc.	7,426	1,563,544
ICU Medical, Inc.†	3,322	499,131

		2,062,675

Drug Delivery Systems — 0.3%
Revance Therapeutics, Inc.†#	15,637	261,920

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.3%
Match Group, Inc.†#	14,085	$253,248

Electronic Components - Semiconductors — 1.7%
Cavium, Inc.†#	17,819	1,016,218
Qorvo, Inc.†#	13,081	698,656

		1,714,874

Electronic Connectors — 1.5%
Amphenol Corp., Class A	22,754	1,553,188

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	10,919	480,218
Badger Meter, Inc.	20,466	741,892

		1,222,110

Enterprise Software/Service — 2.4%
Evolent Health, Inc., Class A†#	23,196	436,085
Guidewire Software, Inc.†	14,277	795,371
Tyler Technologies, Inc.†#	7,732	1,151,295

		2,382,751

Finance - Consumer Loans — 0.7%
SLM Corp.†	74,839	753,629

Finance - Investment Banker/Broker — 2.9%
Evercore Partners, Inc., Class A	19,486	1,313,356
Lazard, Ltd., Class A	41,980	1,630,923

		2,944,279

Food - Canned — 1.1%
TreeHouse Foods, Inc.†#	16,355	1,133,729

Food - Misc./Diversified — 3.5%
Blue Buffalo Pet Products, Inc.†#	59,307	1,389,563
Hain Celestial Group, Inc.†	15,493	607,171
McCormick & Co., Inc.	16,636	1,517,203

		3,513,937

Food - Retail — 0.7%
Whole Foods Market, Inc.#	23,377	710,427

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	3,794	507,296

Instruments - Controls — 2.9%
Mettler-Toledo International, Inc.†	4,071	1,677,333
Sensata Technologies Holding NV†	32,531	1,215,684

		2,893,017

Instruments - Scientific — 1.4%
PerkinElmer, Inc.	27,171	1,378,113

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	12,493	1,850,213

Machinery - General Industrial — 3.5%
IDEX Corp.	4,816	450,826
Middleby Corp.†	22,568	3,091,364

		3,542,190

Machinery - Pumps — 3.1%
Graco, Inc.	6,163	500,620
Xylem, Inc.	51,115	2,636,512

		3,137,132

Medical Products — 2.7%
ABIOMED, Inc.†	8,190	919,246
Nevro Corp.†	10,341	786,226
Teleflex, Inc.	7,171	1,060,806

		2,766,278

233

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 3.7%
Acceleron Pharma, Inc.†#	16,541	$557,266
Achillion Pharmaceuticals, Inc.†	28,526	118,098
Alder Biopharmaceuticals, Inc.†#	18,916	445,472
Corium International, Inc.†	63,371	320,657
Emergent BioSolutions, Inc.†	13,099	350,529
Exelixis, Inc.†	60,245	1,019,345
Intellia Therapeutics, Inc.†#	5,475	86,231
Otonomy, Inc.†	12,935	219,895
Ultragenyx Pharmaceutical, Inc.†#	7,278	569,795

		3,687,288

Medical - Drugs — 3.2%
ACADIA Pharmaceuticals, Inc.†#	27,567	744,034
Alkermes PLC†	25,500	1,449,165
Galapagos NV ADR†	10,210	603,615
Myovant Sciences, Ltd.†#	19,347	243,772
Ophthotech Corp.†#	6,912	211,853

		3,252,439

Medical - Hospitals — 0.8%
Acadia Healthcare Co., Inc.†#	21,736	826,185

Miscellaneous Manufacturig — 1.4%
John Bean Technologies Corp.	15,537	1,401,437

Office Supplies & Forms — 2.3%
Avery Dennison Corp.	32,777	2,361,911

Oil Companies - Exploration & Production — 0.8%
Concho Resources, Inc.†#	5,924	847,250

Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†#	7,012	396,529

Power Converter/Supply Equipment — 1.1%
Hubbell, Inc.	9,884	1,109,776

Real Estate Management/Services — 1.7%
HFF, Inc., Class A	57,491	1,667,239

Retail - Apparel/Shoe — 3.2%
Burlington Stores, Inc.†	20,913	1,838,671
Kate Spade & Co.†	54,745	812,963
PVH Corp.	4,998	529,488

		3,181,122

Retail - Auto Parts — 0.6%
Advance Auto Parts, Inc.	3,438	583,497

Retail - Gardening Products — 0.8%
Tractor Supply Co.#	11,183	839,508

Retail - Misc./Diversified — 1.2%
Five Below, Inc.†#	30,387	1,196,032

Retail - Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†#	5,363	1,391,699

Retail - Restaurants — 6.2%
Chipotle Mexican Grill, Inc.†#	2,963	1,174,326
Jack in the Box, Inc.	9,857	1,025,325
Panera Bread Co., Class A†#	12,413	2,632,921
Shake Shack, Inc., Class A†#	10,873	400,996
Wingstop, Inc.#	31,933	980,024

		6,213,592

Telecom Services — 0.8%
Level 3 Communications, Inc.†	14,426	794,440

Television — 1.2%
AMC Networks, Inc., Class A†	22,608	1,249,092

Security Description	Shares	Value (Note 2)

Therapeutics — 0.2%
Voyager Therapeutics, Inc.†#	15,746	$196,195

Transactional Software — 1.7%
Black Knight Financial Services, Inc., Class A†#	46,323	1,713,951

Veterinary Diagnostics — 2.1%
VCA, Inc.†	34,182	2,139,793

Web Hosting/Design — 1.7%
GoDaddy, Inc., Class A†#	48,111	1,700,243

Total Long - Term Investment Securities
(cost $91,629,671)		99,853,405

SHORT-TERM INVESTMENT SECURITIES — 10.9%
Registered Investment Companies — 10.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28%(2)	1,422,785	1,422,785
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2)	9,550,157	9,550,157

Total Short-Term Investment Securities
(cost $10,972,942)		10,972,942

TOTAL INVESTMENTS
(cost $102,602,613)(3)	110.0%	110,826,347
Liabilities in excess of other assets	(10.0)	(10,119,835)

NET ASSETS	100.0%	$100,706,512

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $21,270,995. This was secured by collateral of $9,550,157, which was received in cash and subsequently invested in short-term investments currently valued at $9,550,157 as reported in the Portfolio of Investments. Additional collateral of $12,448,024 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$177,874
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	321,989
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	538,442
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	2,084,617
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2017 to 05/15/2046	9,325,102

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

234

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$99,853,405	$—	$—	$99,853,405
Short-Term Investment Securities	10,972,942	—	—	10,972,942

Total Investments at Value	$110,826,347	$—	$—	$110,826,347

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

235

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Medical — Drugs	5.3%
Diversified Banking Institutions	4.2
Computers	3.2
Oil Companies — Integrated	3.0
Applications Software	2.9
Diversified Manufacturing Operations	2.7
Real Estate Investment Trusts	2.6
Banks — Super Regional	2.6
Electric — Integrated	2.6
Web Portals/ISP	2.5
Telephone — Integrated	2.4
Medical — Biomedical/Gene	2.4
Electronic Components — Semiconductors	2.2
Oil Companies — Exploration & Production	2.2
Repurchase Agreements	1.9
Finance — Credit Card	1.8
Beverages — Non-alcoholic	1.7
Aerospace/Defense	1.7
Internet Content — Entertainment	1.7
E-Commerce/Products	1.7
Medical — HMO	1.6
Tobacco	1.6
Insurance — Reinsurance	1.5
Cosmetics & Toiletries	1.5
Computer Services	1.5
Multimedia	1.4
Retail — Discount	1.3
Insurance — Multi-line	1.3
Retail — Restaurants	1.2
Cable/Satellite TV	1.2
Retail — Building Products	1.1
Food — Misc./Diversified	1.1
Chemicals — Diversified	1.0
Medical Instruments	1.0
Oil — Field Services	1.0
Commercial Services — Finance	0.9
Transport — Rail	0.8
Diagnostic Equipment	0.8
Retail — Drug Store	0.8
Transport — Services	0.8
Networking Products	0.8
Medical Products	0.7
Semiconductor Components — Integrated Circuits	0.7
Enterprise Software/Service	0.7
Insurance — Life/Health	0.6
Airlines	0.6
Investment Management/Advisor Services	0.6
Banks — Fiduciary	0.6
Pipelines	0.5
Oil Refining & Marketing	0.5
Instruments — Controls	0.5
Aerospace/Defense — Equipment	0.5
Auto — Cars/Light Trucks	0.5
E-Commerce/Services	0.5
Insurance Brokers	0.5
Banks — Commercial	0.4
Retail — Apparel/Shoe	0.4
Finance — Other Services	0.4
Retail — Auto Parts	0.4
Data Processing/Management	0.4
Medical — Wholesale Drug Distribution	0.4
Athletic Footwear	0.3
Industrial Gases	0.3
Semiconductor Equipment	0.3
Insurance — Property/Casualty	0.3
Agricultural Chemicals	0.3
Commercial Services	0.3
Retail — Major Department Stores	0.3
Consumer Products — Misc.	0.3

Finance — Investment Banker/Broker	0.3
Machinery — Construction & Mining	0.3
Electronic Forms	0.3
Apparel Manufacturers	0.3
Registered Investment Companies	0.3
Entertainment Software	0.3
Pharmacy Services	0.2
Electric Products — Misc.	0.2
Electronic Connectors	0.2
Building Products — Air & Heating	0.2
Gas — Distribution	0.2
Non-Hazardous Waste Disposal	0.2
Food — Retail	0.2
Computers — Memory Devices	0.2
Distribution/Wholesale	0.2
Cruise Lines	0.2
Electronic Measurement Instruments	0.2
Beverages — Wine/Spirits	0.2
Hotels/Motels	0.2
Finance — Consumer Loans	0.2
Medical — Hospitals	0.2
Electronic Components — Misc.	0.2
Building Products — Cement	0.2
Advertising Agencies	0.2
Auto/Truck Parts & Equipment — Original	0.2
Television	0.2
Medical — Generic Drugs	0.1
Machinery — Farming	0.1
Food — Confectionery	0.1
Tools — Hand Held	0.1
Food — Wholesale/Distribution	0.1
Food — Meat Products	0.1
Agricultural Operations	0.1
Medical Labs & Testing Services	0.1
Building — Residential/Commercial	0.1
U.S. Government Treasuries	0.1
Electric — Distribution	0.1
Retail — Regional Department Stores	0.1
Home Decoration Products	0.1
Internet Security	0.1
Engines — Internal Combustion	0.1
Containers — Paper/Plastic	0.1
Oil Field Machinery & Equipment	0.1
Auto — Heavy Duty Trucks	0.1
Coatings/Paint	0.1
Toys	0.1
Paper & Related Products	0.1
Steel — Producers	0.1
Chemicals — Specialty	0.1
Metal — Copper	0.1
Machinery — General Industrial	0.1
Brewery	0.1
Industrial Automated/Robotic	0.1
Gold Mining	0.1
Dental Supplies & Equipment	0.1
Broadcast Services/Program	0.1
Instruments — Scientific	0.1
Containers — Metal/Glass	0.1
Telecom Services	0.1
Retail — Jewelry	0.1
Disposable Medical Products	0.1
Machinery — Pumps	0.1
Retail — Perfume & Cosmetics	0.1
Engineering/R&D Services	0.1
Medical Information Systems	0.1
Computer Aided Design	0.1
Retail — Automobile	0.1
Wireless Equipment	0.1
Vitamins & Nutrition Products	0.1

236

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Consulting Services	0.1%
Water	0.1
Retail — Consumer Electronics	0.1
Oil & Gas Drilling	0.1
Textile — Home Furnishings	0.1
Appliances	0.1
Electronics — Military	0.1
Computer Software	0.1
Soap & Cleaning Preparation	0.1
Lighting Products & Systems	0.1
Motorcycle/Motor Scooter	0.1
Office Automation & Equipment	0.1
X-Ray Equipment	0.1
Telecommunication Equipment	0.1
Dialysis Centers	0.1
Building Products — Wood	0.1
Retail — Gardening Products	0.1

100.1%

*	Calculated as a percentage of net assets

237

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	85,207	$2,050,933
Omnicom Group, Inc.#	50,298	4,372,908

		6,423,841

Aerospace/Defense — 1.7%
Arconic, Inc.#	93,235	1,797,571
Boeing Co.#	123,367	18,574,135
General Dynamics Corp.	61,020	10,699,857
Lockheed Martin Corp.	53,679	14,238,355
Northrop Grumman Corp.	37,973	9,479,959
Raytheon Co.	62,750	9,383,635
Rockwell Collins, Inc.#	27,629	2,561,761
TransDigm Group, Inc.#	10,646	2,676,724

		69,411,997

Aerospace/Defense - Equipment — 0.5%
Harris Corp.	26,414	2,735,434
United Technologies Corp.	165,510	17,828,737

		20,564,171

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.#	49,573	1,434,643
Monsanto Co.	93,048	9,556,960
Mosaic Co.#	74,467	2,114,863

		13,106,466

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	123,708	5,347,897

Airlines — 0.6%
Alaska Air Group, Inc.	26,173	2,153,253
American Airlines Group, Inc.#	112,683	5,232,998
Delta Air Lines, Inc.	159,251	7,672,713
Southwest Airlines Co.	131,889	6,147,346
United Continental Holdings, Inc.†	62,387	4,301,584

		25,507,894

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	80,336	1,866,205
Michael Kors Holdings, Ltd.†	35,939	1,670,804
Ralph Lauren Corp.#	11,988	1,254,065
Under Armour, Inc., Class A†#	38,996	1,201,077
Under Armour, Inc., Class C†	39,199	1,010,550
VF Corp.#	70,553	3,845,844

		10,848,545

Appliances — 0.1%
Whirlpool Corp.	16,043	2,606,025

Applications Software — 2.9%
Citrix Systems, Inc.†	33,114	2,871,977
Intuit, Inc.	52,106	5,923,410
Microsoft Corp.	1,657,032	99,852,748
Red Hat, Inc.†	38,508	3,046,368
salesforce.com, Inc.†#	136,921	9,858,312

		121,552,815

Athletic Footwear — 0.3%
NIKE, Inc., Class B#	286,722	14,356,171

Audio/Video Products — 0.0%
Harman International Industries, Inc.	14,838	1,622,832

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	829,820	9,924,647
General Motors Co.	302,241	10,436,382

		20,361,029

Security Description	Shares	Value (Note 2)

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	74,537	$4,632,475

Auto/Truck Parts & Equipment - Original — 0.2%
Adient PLC†#	20,071	1,075,003
BorgWarner, Inc.#	42,828	1,524,677
Delphi Automotive PLC#	58,001	3,712,064

		6,311,744

Banks - Commercial — 0.4%
BB&T Corp.#	173,198	7,837,210
M&T Bank Corp.#	33,335	4,798,240
Regions Financial Corp.	266,910	3,613,961
Zions Bancorporation#	43,615	1,735,441

		17,984,852

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	227,034	10,765,952
Citizens Financial Group, Inc.	110,462	3,701,582
Northern Trust Corp.	45,291	3,720,656
State Street Corp.#	77,957	6,143,011

		24,331,201

Banks - Super Regional — 2.6%
Capital One Financial Corp.#	107,613	9,043,797
Comerica, Inc.#	36,979	2,357,411
Fifth Third Bancorp#	162,965	4,240,349
Huntington Bancshares, Inc.	230,829	2,876,130
KeyCorp	230,119	3,983,360
PNC Financial Services Group, Inc.	104,495	11,550,877
SunTrust Banks, Inc.	106,622	5,539,013
US Bancorp	342,110	16,975,498
Wells Fargo & Co.	965,614	51,100,293

		107,666,728

Beverages - Non-alcoholic — 1.7%
Coca-Cola Co.#	826,000	33,329,100
Dr Pepper Snapple Group, Inc.	39,425	3,419,725
Monster Beverage Corp.†#	86,218	3,858,255
PepsiCo, Inc.	306,028	30,633,403

		71,240,483

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B#	38,785	1,758,900
Constellation Brands, Inc., Class A	37,669	5,693,292

		7,452,192

Brewery — 0.1%
Molson Coors Brewing Co., Class B	39,170	3,839,835

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	32,086	869,210
Discovery Communications, Inc., Class C†	47,680	1,260,659
Scripps Networks Interactive, Inc., Class A#	20,242	1,401,961

		3,531,830

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	32,726	1,804,839

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	200,724	9,028,566

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.#	13,489	2,960,161
Vulcan Materials Co.	28,296	3,555,392

		6,515,553

Building Products - Wood — 0.1%
Masco Corp.	70,218	2,222,400

238

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	72,039	$1,996,921
Lennar Corp., Class A#	39,945	1,699,260
PulteGroup, Inc.#	65,762	1,240,272

		4,936,453

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†#	46,088	12,688,487
Comcast Corp., Class A	510,852	35,509,323

		48,197,810

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	16,883	1,721,897

Chemicals - Diversified — 1.0%
Dow Chemical Co.	239,613	13,351,236
E.I. du Pont de Nemours & Co.	185,919	13,685,498
Eastman Chemical Co.	31,409	2,359,444
FMC Corp.	28,453	1,596,782
LyondellBasell Industries NV, Class A#	72,489	6,547,207
PPG Industries, Inc.	56,623	5,431,844

		42,972,011

Chemicals - Specialty — 0.1%
Albemarle Corp.	23,902	2,098,118
International Flavors & Fragrances, Inc.#	16,924	2,048,650

		4,146,768

Coatings/Paint — 0.1%
Sherwin-Williams Co.	17,061	4,583,779

Commercial Services — 0.3%
Cintas Corp.#	18,170	2,082,282
Ecolab, Inc.	55,805	6,514,118
Nielsen Holdings PLC	71,428	3,078,547
Quanta Services, Inc.†	32,124	1,083,221

		12,758,168

Commercial Services - Finance — 0.9%
Automatic Data Processing, Inc.	97,003	9,314,228
Equifax, Inc.	25,375	2,904,169
Global Payments, Inc.	32,668	2,239,391
H&R Block, Inc.#	46,589	1,032,412
Moody’s Corp.	35,575	3,575,288
PayPal Holdings, Inc.†	238,678	9,375,272
S&P Global, Inc.	56,138	6,679,861
Total System Services, Inc.	35,182	1,731,658
Western Union Co.#	103,713	2,181,084

		39,033,363

Computer Aided Design — 0.1%
Autodesk, Inc.†#	41,521	3,014,840

Computer Services — 1.5%
Accenture PLC, Class A#	132,379	15,810,024
Cognizant Technology Solutions Corp., Class A†	129,062	7,108,735
CSRA, Inc.	30,967	991,254
Hewlett Packard Enterprise Co.	353,353	8,409,801
International Business Machines Corp.#	184,961	30,004,373
Teradata Corp.†#	27,728	744,497

		63,068,684

Computer Software — 0.1%
Akamai Technologies, Inc.†	37,153	2,478,105

Computers — 3.2%
Apple, Inc.	1,145,820	126,636,026
HP, Inc.	363,807	5,602,628

		132,238,654

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.2%
NetApp, Inc.	59,257	$2,166,436
Seagate Technology PLC#	63,497	2,546,230
Western Digital Corp.#	60,446	3,847,992

		8,560,658

Consulting Services — 0.1%
Verisk Analytics, Inc.†	33,415	2,776,118

Consumer Products - Misc. — 0.3%
Clorox Co.	27,531	3,181,483
Kimberly-Clark Corp.	76,474	8,841,159

		12,022,642

Containers - Metal/Glass — 0.1%
Ball Corp.#	37,836	2,839,970
Owens-Illinois, Inc.†#	34,465	633,122

		3,473,092

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	41,827	1,907,311
WestRock Co.	53,478	2,738,074

		4,645,385

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.#	189,571	12,365,716
Coty, Inc., Class A#	14,739	275,766
Estee Lauder Cos., Inc., Class A	46,981	3,650,424
Procter & Gamble Co.	567,493	46,795,473

		63,087,379

Cruise Lines — 0.2%
Carnival Corp.#	92,053	4,732,445
Royal Caribbean Cruises, Ltd.#	35,704	2,890,953

		7,623,398

Data Processing/Management — 0.4%
Dun & Bradstreet Corp.#	7,720	939,678
Fidelity National Information Services, Inc.	69,710	5,380,915
Fiserv, Inc.†	46,742	4,890,148
Paychex, Inc.#	68,231	4,022,218

		15,232,959

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	49,548	2,882,703
Patterson Cos., Inc.#	17,718	686,395

		3,569,098

Diagnostic Equipment — 0.8%
Abbott Laboratories#	312,585	11,900,111
Danaher Corp.	129,218	10,100,971
Thermo Fisher Scientific, Inc.	83,838	11,746,542

		33,747,624

Dialysis Centers — 0.1%
DaVita, Inc.†	35,197	2,229,730

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	15,620	3,288,791

Distribution/Wholesale — 0.2%
Fastenal Co.#	61,446	2,912,541
LKQ Corp.†#	65,304	2,143,930
WW Grainger, Inc.#	11,820	2,725,337

		7,781,808

Diversified Banking Institutions — 4.2%
Bank of America Corp.#	2,169,990	45,830,189
Citigroup, Inc.	617,811	34,838,362

239

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc.#	80,183	$17,583,330
JPMorgan Chase & Co.	768,066	61,575,851
Morgan Stanley	313,032	12,947,004

		172,774,736

Diversified Manufacturing Operations — 2.7%
3M Co.#	128,521	22,072,197
Dover Corp.	33,005	2,396,493
Eaton Corp. PLC	96,689	6,430,785
General Electric Co.	1,905,552	58,614,779
Illinois Tool Works, Inc.	67,931	8,503,603
Ingersoll-Rand PLC	54,861	4,089,339
Parker-Hannifin Corp.	28,473	3,955,754
Pentair PLC#	35,429	2,035,750
Textron, Inc.	57,299	2,637,473

		110,736,173

Diversified Operations — 0.0%
Leucadia National Corp.	68,971	1,518,741

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	83,671	62,800,942
eBay, Inc.†	223,274	6,209,250

		69,010,192

E-Commerce/Services — 0.5%
Expedia, Inc.#	25,620	3,178,161
Priceline Group, Inc.†#	10,555	15,871,342
TripAdvisor, Inc.†#	24,295	1,172,963

		20,222,466

Electric Products - Misc. — 0.2%
AMETEK, Inc.	49,422	2,340,132
Emerson Electric Co.#	136,844	7,723,475

		10,063,607

Electric - Distribution — 0.1%
PPL Corp.	144,192	4,824,664

Electric - Integrated — 2.6%
AES Corp.	140,151	1,604,729
Alliant Energy Corp.#	48,341	1,736,409
Ameren Corp.	51,594	2,534,297
American Electric Power Co., Inc.	104,558	6,174,150
CMS Energy Corp.	59,333	2,386,373
Consolidated Edison, Inc.#	64,731	4,516,282
Dominion Resources, Inc.#	133,064	9,752,260
DTE Energy Co.	38,155	3,551,849
Duke Energy Corp.#	146,497	10,807,084
Edison International	69,282	4,764,523
Entergy Corp.	38,059	2,615,795
Eversource Energy#	67,452	3,481,872
Exelon Corp.	196,243	6,379,860
FirstEnergy Corp.#	90,416	2,829,117
NextEra Energy, Inc.	99,320	11,345,324
PG&E Corp.	106,004	6,233,035
Pinnacle West Capital Corp.	23,640	1,747,705
Public Service Enterprise Group, Inc.	107,580	4,444,130
SCANA Corp.	30,390	2,143,407
Southern Co.	208,116	9,743,991
WEC Energy Group, Inc.#	67,114	3,759,055
Xcel Energy, Inc.	108,013	4,213,587

		106,764,834

Electronic Components - Misc. — 0.2%
Corning, Inc.	220,485	5,298,254
Garmin, Ltd.#	24,499	1,277,868

		6,576,122

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.2%
Broadcom, Ltd.	84,104	$14,338,891
Intel Corp.#	1,006,019	34,908,859
Microchip Technology, Inc.#	45,779	3,029,654
Micron Technology, Inc.†	220,807	4,312,361
NVIDIA Corp.#	113,764	10,489,041
Qorvo, Inc.†#	27,196	1,452,538
Skyworks Solutions, Inc.#	39,870	3,064,010
Texas Instruments, Inc.#	213,326	15,771,191
Xilinx, Inc.#	53,900	2,909,522

		90,276,067

Electronic Connectors — 0.2%
Amphenol Corp., Class A#	65,648	4,481,133
TE Connectivity, Ltd.	75,605	5,113,922

		9,595,055

Electronic Forms — 0.3%
Adobe Systems, Inc.†	105,958	10,893,542

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	69,220	3,044,295
FLIR Systems, Inc.	29,191	1,048,249
Fortive Corp.	63,931	3,515,566

		7,608,110

Electronic Security Devices — 0.0%
Allegion PLC	20,391	1,364,362

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	16,425	2,591,372

Energy - Alternate Sources — 0.0%
First Solar, Inc.†#	16,324	494,944

Engineering/R&D Services — 0.1%
Fluor Corp.#	29,610	1,584,431
Jacobs Engineering Group, Inc.†	25,820	1,601,098

		3,185,529

Engines - Internal Combustion — 0.1%
Cummins, Inc.	32,992	4,677,606

Enterprise Software/Service — 0.7%
CA, Inc.	66,815	2,135,407
Oracle Corp.	639,972	25,720,475

		27,855,882

Entertainment Software — 0.3%
Activision Blizzard, Inc.	145,054	5,310,427
Electronic Arts, Inc.†#	63,955	5,067,794

		10,378,221

Finance - Consumer Loans — 0.2%
Navient Corp.	67,414	1,161,543
Synchrony Financial	168,462	5,822,047

		6,983,590

Finance - Credit Card — 1.8%
Alliance Data Systems Corp.#	12,445	2,847,167
American Express Co.	165,006	11,887,032
Discover Financial Services#	85,828	5,816,564
MasterCard, Inc., Class A	203,911	20,839,704
Visa, Inc., Class A#	401,138	31,015,990

		72,406,457

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	256,009	9,897,308
E*TRADE Financial Corp.†	58,197	2,008,378

		11,905,686

240

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Other Services — 0.4%
CME Group, Inc.	72,055	$8,135,730
Intercontinental Exchange, Inc.	126,664	7,017,185
Nasdaq, Inc.	24,276	1,555,849

		16,708,764

Food - Confectionery — 0.1%
Hershey Co.	29,847	2,884,414
J.M. Smucker Co.#	24,755	3,117,892

		6,002,306

Food - Meat Products — 0.1%
Hormel Foods Corp.#	57,462	1,967,499
Tyson Foods, Inc., Class A#	63,250	3,593,232

		5,560,731

Food - Misc./Diversified — 1.1%
Campbell Soup Co.#	41,347	2,352,231
ConAgra Brands, Inc.	88,626	3,251,688
General Mills, Inc.	126,953	7,736,516
Kellogg Co.#	53,625	3,861,000
Kraft Heinz Co.#	126,697	10,344,810
Lamb Weston Holdings, Inc.†	29,541	989,033
McCormick & Co., Inc.	24,462	2,230,934
Mondelez International, Inc., Class A	330,775	13,641,161

		44,407,373

Food - Retail — 0.2%
Kroger Co.#	201,797	6,518,043
Whole Foods Market, Inc.#	67,791	2,060,169

		8,578,212

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	108,602	5,783,057

Gas - Distribution — 0.2%
CenterPoint Energy, Inc.	91,581	2,185,123
NiSource, Inc.	68,510	1,503,109
Sempra Energy#	53,118	5,301,176

		8,989,408

Gold Mining — 0.1%
Newmont Mining Corp.	112,827	3,660,108

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	18,083	1,319,517

Home Decoration Products — 0.1%
Newell Brands, Inc.	102,536	4,820,217

Home Furnishings — 0.0%
Leggett & Platt, Inc.	28,424	1,366,057

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	68,011	5,357,907
Wyndham Worldwide Corp.#	23,364	1,681,974

		7,039,881

Human Resources — 0.0%
Robert Half International, Inc.	27,673	1,241,688

Independent Power Producers — 0.0%
NRG Energy, Inc.	67,042	760,256

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	27,516	3,679,164

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	46,047	6,651,950
Praxair, Inc.#	60,652	7,296,435

		13,948,385

Security Description	Shares	Value (Note 2)

Instruments - Controls — 0.5%
Honeywell International, Inc.	161,796	$18,435,036
Mettler-Toledo International, Inc.†#	5,633	2,320,909

		20,755,945

Instruments - Scientific — 0.1%
PerkinElmer, Inc.#	23,263	1,179,899
Waters Corp.†	17,134	2,305,723

		3,485,622

Insurance Brokers — 0.5%
Aon PLC	56,478	6,444,140
Arthur J. Gallagher & Co.#	37,644	1,895,375
Marsh & McLennan Cos., Inc.	110,200	7,637,962
Willis Towers Watson PLC	27,594	3,431,866

		19,409,343

Insurance - Life/Health — 0.6%
Aflac, Inc.	87,093	6,216,698
Lincoln National Corp.	49,502	3,173,078
Principal Financial Group, Inc.#	56,873	3,281,003
Prudential Financial, Inc.	92,925	9,348,255
Torchmark Corp.	23,684	1,660,012
Unum Group	49,895	2,109,062

		25,788,108

Insurance - Multi-line — 1.3%
Allstate Corp.	78,989	5,522,911
American International Group, Inc.#(1)	216,286	13,697,392
Assurant, Inc.	12,802	1,105,325
Chubb, Ltd.	98,896	12,658,688
Cincinnati Financial Corp.#	31,846	2,443,862
Hartford Financial Services Group, Inc.	82,073	3,867,280
Loews Corp.	58,780	2,624,527
MetLife, Inc.	233,668	12,854,076

		54,774,061

Insurance - Property/Casualty — 0.3%
Progressive Corp.	123,741	4,120,575
Travelers Cos., Inc.	61,300	6,948,355
XL Group, Ltd.	58,470	2,112,521

		13,181,451

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	403,737	63,564,353

Internet Content - Entertainment — 1.7%
Facebook, Inc., Class A†	493,963	58,495,098
Netflix, Inc.†#	91,167	10,666,539

		69,161,637

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	14,077	1,981,338

Internet Security — 0.1%
Symantec Corp.#	130,901	3,192,676
VeriSign, Inc.†#	19,752	1,557,445

		4,750,121

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	11,455	1,696,486
Ameriprise Financial, Inc.	34,324	3,920,144
BlackRock, Inc.#	25,943	9,619,405
Franklin Resources, Inc.	74,730	2,933,900
Invesco, Ltd.	87,166	2,729,167
Legg Mason, Inc.	19,611	625,591
T. Rowe Price Group, Inc.	52,853	3,914,293

		25,438,986

241

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.#	9,332	$2,346,158

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.#	124,232	11,871,610

Machinery - Farming — 0.1%
Deere & Co.#	61,511	6,163,402

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.#	21,549	3,902,739

Machinery - Pumps — 0.1%
Flowserve Corp.	27,724	1,315,504
Xylem, Inc.	38,101	1,965,249

		3,280,753

Medical Information Systems — 0.1%
Cerner Corp.†#	63,912	3,181,539

Medical Instruments — 1.0%
Boston Scientific Corp.†	289,354	5,920,183
Edwards Lifesciences Corp.†	45,267	3,750,371
Intuitive Surgical, Inc.†	8,185	5,269,012
Medtronic PLC	293,860	21,454,718
St. Jude Medical, Inc.	60,588	4,798,570

		41,192,854

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†#	21,753	2,737,615
Quest Diagnostics, Inc.	29,561	2,585,405

		5,323,020

Medical Products — 0.7%
Baxter International, Inc.	104,088	4,618,385
Becton Dickinson and Co.#	45,277	7,656,341
Cooper Cos., Inc.	10,364	1,704,774
Henry Schein, Inc.†#	17,393	2,590,861
Stryker Corp.#	66,062	7,508,607
Varian Medical Systems, Inc.†#	19,857	1,783,754
Zimmer Biomet Holdings, Inc.	42,531	4,332,208

		30,194,930

Medical - Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	47,685	5,845,704
Amgen, Inc.	159,134	22,926,435
Biogen, Inc.†	46,595	13,702,192
Celgene Corp.†	164,823	19,533,174
Gilead Sciences, Inc.	280,617	20,681,473
Illumina, Inc.†#	31,173	4,150,373
Regeneron Pharmaceuticals, Inc.†#	16,048	6,086,043
Vertex Pharmaceuticals, Inc.†#	52,688	4,299,868

		97,225,262

Medical - Drugs — 5.3%
AbbVie, Inc.	346,299	21,054,979
Allergan PLC†#	84,196	16,359,283
Bristol-Myers Squibb Co.	355,298	20,053,019
Eli Lilly & Co.	206,558	13,864,173
Endo International PLC†#	42,159	674,966
Johnson & Johnson	581,767	64,750,667
Mallinckrodt PLC†	22,904	1,207,041
Merck & Co., Inc.	588,005	35,980,026
Pfizer, Inc.	1,289,824	41,454,943
Zoetis, Inc.	105,267	5,303,351

		220,702,448

Medical - Generic Drugs — 0.1%
Mylan NV†#	97,821	3,581,227

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs (continued)
Perrigo Co. PLC#	30,467	$2,630,521

		6,211,748

Medical - HMO — 1.6%
Aetna, Inc.	74,595	9,760,010
Anthem, Inc.#	55,962	7,976,264
Centene Corp.†	36,305	2,092,257
Cigna Corp.	54,558	7,351,145
Humana, Inc.	31,698	6,740,263
UnitedHealth Group, Inc.	202,519	32,062,808

		65,982,747

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	62,802	4,452,034
Universal Health Services, Inc., Class B	19,159	2,356,940

		6,808,974

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.#	38,445	2,998,326
Cardinal Health, Inc.#	67,745	4,810,572
McKesson Corp.	47,994	6,902,017

		14,710,915

Metal - Aluminum — 0.0%
Alcoa Corp.#	31,077	900,301

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.†#	259,850	3,988,698

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.#	38,020	2,315,038

Multimedia — 1.4%
Time Warner, Inc.	165,403	15,187,303
Twenty-First Century Fox, Inc., Class A	226,254	6,360,000
Twenty-First Century Fox, Inc., Class B	103,578	2,906,399
Viacom, Inc., Class B	73,835	2,767,336
Walt Disney Co.#	314,401	31,163,427

		58,384,465

Networking Products — 0.8%
Cisco Systems, Inc.	1,069,538	31,893,623

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.#	49,574	2,750,861
Waste Management, Inc.	86,525	6,015,218

		8,766,079

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	39,464	566,308
Xerox Corp.	180,997	1,692,322

		2,258,630

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	18,894	1,361,502

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.#	22,979	1,738,361
Transocean, Ltd.†#	73,036	942,165

		2,680,526

Oil Companies - Exploration & Production — 2.2%
Anadarko Petroleum Corp.#	116,040	8,024,166
Apache Corp.#	80,682	5,320,978
Cabot Oil & Gas Corp.	98,910	2,187,889
Chesapeake Energy Corp.†#	138,780	971,460
Cimarex Energy Co.	20,197	2,784,762
Concho Resources, Inc.†#	30,224	4,322,636
ConocoPhillips#	263,360	12,778,227
Devon Energy Corp.	111,340	5,381,062

242

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
EOG Resources, Inc.	117,091	$12,004,169
EQT Corp.#	36,733	2,574,249
Hess Corp.#	57,238	3,203,038
Marathon Oil Corp.#	180,164	3,253,762
Newfield Exploration Co.†	42,231	1,909,686
Noble Energy, Inc.	91,367	3,486,565
Occidental Petroleum Corp.	162,444	11,592,004
Pioneer Natural Resources Co.#	36,065	6,889,858
Range Resources Corp.	39,974	1,406,285
Southwestern Energy Co.†#	104,930	1,190,956

		89,281,752

Oil Companies - Integrated — 3.0%
Chevron Corp.#	401,157	44,753,075
Exxon Mobil Corp.	881,761	76,977,736
Murphy Oil Corp.#	34,419	1,167,148

		122,897,959

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	47,977	1,643,692
National Oilwell Varco, Inc.#	80,301	3,000,045

		4,643,737

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	112,437	5,286,788
Phillips 66#	94,503	7,851,309
Tesoro Corp.	25,259	2,054,820
Valero Energy Corp.	98,101	6,039,097

		21,232,014

Oil - Field Services — 1.0%
Baker Hughes, Inc.	90,991	5,853,451
Halliburton Co.	183,108	9,721,204
Schlumberger, Ltd.	295,723	24,855,518

		40,430,173

Paper & Related Products — 0.1%
International Paper Co.	87,439	4,260,028

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	134,012	10,168,831

Pipelines — 0.5%
Kinder Morgan, Inc.	408,234	9,062,795
ONEOK, Inc.#	44,746	2,457,898
Spectra Energy Corp.	149,085	6,105,031
Williams Cos., Inc.	145,239	4,458,837

		22,084,561

Publishing-Newspapers — 0.0%
News Corp., Class A	80,919	935,424
News Corp., Class B#	25,469	304,354

		1,239,778

Real Estate Investment Trusts — 2.6%
American Tower Corp.	90,478	9,253,185
Apartment Investment & Management Co., Class A	33,302	1,402,014
AvalonBay Communities, Inc.	29,198	4,802,779
Boston Properties, Inc.	32,681	4,048,522
Crown Castle International Corp.	71,781	5,990,842
Digital Realty Trust, Inc.#	31,229	2,883,374
Equinix, Inc.#	15,113	5,119,680
Equity Residential	77,733	4,664,757
Essex Property Trust, Inc.	13,927	3,007,118
Extra Space Storage, Inc.	26,747	1,876,570
Federal Realty Investment Trust	15,077	2,117,112
General Growth Properties, Inc.	124,168	3,146,417

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
HCP, Inc.	99,428	$2,936,109
Host Hotels & Resorts, Inc.#	157,884	2,816,651
Iron Mountain, Inc.	52,060	1,717,980
Kimco Realty Corp.#	89,321	2,281,258
Macerich Co.	25,655	1,741,718
Prologis, Inc.#	112,052	5,703,447
Public Storage	31,710	6,636,903
Quality Care Properties, Inc.†#	19,885	298,275
Realty Income Corp.#	54,983	3,048,257
Simon Property Group, Inc.	66,817	12,003,674
SL Green Realty Corp.#	21,332	2,247,540
UDR, Inc.	56,788	1,933,064
Ventas, Inc.	74,712	4,514,099
Vornado Realty Trust	36,538	3,571,589
Welltower, Inc.#	76,108	4,778,060
Weyerhaeuser Co.	159,213	4,908,537

		109,449,531

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	63,516	1,844,505

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†#	18,321	1,852,436

Retail - Apparel/Shoe — 0.4%
Coach, Inc.#	59,315	2,158,473
Foot Locker, Inc.	28,772	2,062,089
Gap, Inc.#	46,604	1,163,702
L Brands, Inc.#	51,080	3,586,838
PVH Corp.	17,060	1,807,336
Ross Stores, Inc.	84,330	5,699,865
Urban Outfitters, Inc.†#	18,930	598,188

		17,076,491

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.#	15,659	2,657,645
AutoZone, Inc.†#	6,215	4,867,464
Genuine Parts Co.#	31,665	3,047,123
O’Reilly Automotive, Inc.†	20,186	5,541,057

		16,113,289

Retail - Automobile — 0.1%
AutoNation, Inc.†#	14,110	630,152
CarMax, Inc.†#	40,716	2,352,978

		2,983,130

Retail - Bedding — 0.0%
Bed Bath & Beyond, Inc.#	32,825	1,470,888

Retail - Building Products — 1.1%
Home Depot, Inc.	262,737	33,998,168
Lowe’s Cos., Inc.#	185,991	13,121,665

		47,119,833

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.#	58,696	2,682,407

Retail - Discount — 1.3%
Costco Wholesale Corp.	93,152	13,983,047
Dollar General Corp.	55,118	4,261,724
Dollar Tree, Inc.†	50,135	4,419,901
Target Corp.#	122,241	9,441,895
Wal-Mart Stores, Inc.	322,303	22,699,800

		54,806,367

Retail - Drug Store — 0.8%
CVS Health Corp.	226,724	17,432,808
Walgreens Boots Alliance, Inc.	181,816	15,405,270

		32,838,078

243

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Gardening Products — 0.1%
Tractor Supply Co.#	28,423	$2,133,715

Retail - Jewelry — 0.1%
Signet Jewelers, Ltd.#	16,074	1,467,395
Tiffany & Co.#	22,839	1,883,761

		3,351,156

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	24,710	1,381,783
TJX Cos., Inc.	139,631	10,938,693

		12,320,476

Retail - Office Supplies — 0.0%
Staples, Inc.	138,308	1,337,438

Retail - Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†#	12,467	3,235,187

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.#	38,189	2,055,714
Macy’s, Inc.#	65,593	2,768,024

		4,823,738

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†#	6,191	2,453,679
Darden Restaurants, Inc.#	26,838	1,967,225
McDonald’s Corp.	181,462	21,642,973
Starbucks Corp.#	311,864	18,078,756
Yum China Holdings, Inc.†	78,761	2,214,759
Yum! Brands, Inc.	78,761	4,992,660

		51,350,052

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.#	55,808	1,712,748

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.#	66,123	1,237,823

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.#	65,382	4,853,959
Linear Technology Corp.	50,975	3,187,467
QUALCOMM, Inc.	313,362	21,349,353

		29,390,779

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	229,845	7,401,009
KLA-Tencor Corp.	33,171	2,648,373
Lam Research Corp.	34,078	3,612,949

		13,662,331

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.#	54,776	2,398,641

Steel - Producers — 0.1%
Nucor Corp.	67,696	4,210,014

Telecom Services — 0.1%
Level 3 Communications, Inc.†	61,925	3,410,210

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	81,435	2,242,720

Telephone - Integrated — 2.4%
AT&T, Inc.#	1,308,186	50,535,225
CenturyLink, Inc.	116,097	2,730,601
Frontier Communications Corp.#	249,447	910,482
Verizon Communications, Inc.	866,801	43,253,370

		97,429,678

Television — 0.2%
CBS Corp., Class B#	86,519	5,253,434

Security Description	Shares/ Principal Amount	Value (Note 2)

Television (continued)
TEGNA, Inc.#	45,574	$1,022,225

		6,275,659

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	13,403	2,646,288

Tobacco — 1.6%
Altria Group, Inc.	415,476	26,561,381
Philip Morris International, Inc.	329,880	29,121,806
Reynolds American, Inc.	176,039	9,523,710

		65,206,897

Tools - Hand Held — 0.1%
Snap-on, Inc.	12,351	2,065,087
Stanley Black & Decker, Inc.	31,987	3,794,618

		5,859,705

Toys — 0.1%
Hasbro, Inc.#	24,000	2,049,360
Mattel, Inc.#	72,430	2,286,615

		4,335,975

Transport - Rail — 0.8%
CSX Corp.	201,159	7,203,504
Kansas City Southern	22,962	2,036,959
Norfolk Southern Corp.	62,421	6,645,340
Union Pacific Corp.	177,114	17,946,961

		33,832,764

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.#	30,345	2,271,323
Expeditors International of Washington, Inc.#	38,499	2,030,437
FedEx Corp.	51,945	9,956,298
Ryder System, Inc.	11,371	890,349
United Parcel Service, Inc., Class B	146,994	17,039,545

		32,187,952

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	18,688	1,782,275

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.#	39,266	2,830,686

Water — 0.1%
American Water Works Co., Inc.	37,829	2,741,468

Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	62,697	48,645,348
Alphabet, Inc., Class C†#	62,836	47,632,202
Yahoo!, Inc.†	186,199	7,637,883

		103,915,433

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	35,452	2,845,023

X-Ray Equipment — 0.1%
Hologic, Inc.†#	58,992	2,258,214

Total Long-Term Investment Securities
(cost $2,207,651,126)		4,041,414,436

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Prime Portfolio 0.26%(2)(3)	10,618,469	10,618,469

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 12/15/2016(4)	$4,900,000	4,899,721

Total Short-Term Investment Securities
(cost $15,518,164)		15,518,190

244

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(5) (cost $80,621,000)	$80,621,000	$80,621,000

TOTAL INVESTMENTS
(cost $2,303,790,290)(6)	100.1%	4,137,553,626
Liabilities in excess of other assets	(0.1)	(3,311,343)

NET ASSETS	100.0%	$4,134,242,283

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	At November 30, 2016, the Fund had loaned securities with a total value of $693,648,428. This was secured by collateral of $10,618,469, which was received in cash and subsequently invested in short-term investments currently valued at $10,618,469 as reported in the Portfolio of Investments. Additional collateral of $697,739,580 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
Federal Home Loan Mtg. Corp.	2.50% to 4.00%	11/01/2027 to 06/15/2044	$48,028,155
Federal National Mtg. Assoc.	2.00% to 4.25%	11/01/2027 to 02/25/2044	86,941,349
Government National Mtg. Assoc.	2.50% to 3.50%	01/20/2043 to 11/20/2046	145,386,507
United States Treasury Bills	0.00%	12/08/2016 to 06/22/2017	60,170,389
United States Treasury Notes/Bonds	zero coupon to 8.13%	01/15/2017 to 05/15/2046	357,213,180

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2016	Unrealized Appreciation (Depreciation)
834	Long	S&P 500 E-Mini Index	December 2016	$91,536,935	$91,689,960	$153,025

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,041,414,436	$—	$—	$4,041,414,436
Short-Term Investment Securities:
Registered Investment Companies	10,618,469	—	—	10,618,469
U.S. Government Treasuries	—	4,899,721	—	4,899,721
Repurchase Agreements	—	80,621,000	—	80,621,000

Total Investments at Value	$4,052,032,905	$85,520,721	$—	$4,137,553,626

Other Financial lnstruments:†
Futures Contracts	$153,025	$—	$—	$153,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

245

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.1%
Medical — Drugs	7.7
Oil Companies — Exploration & Production	7.0
Banks — Super Regional	6.3
Diversified Manufacturing Operations	6.1
Oil Companies — Integrated	4.2
Semiconductor Components — Integrated Circuits	3.8
Electric — Integrated	3.3
Insurance — Multi-line	2.9
Networking Products	2.8
Investment Management/Advisor Services	2.7
Tobacco	2.6
Electronic Components — Semiconductors	2.2
Aerospace/Defense — Equipment	2.1
Food — Misc./Diversified	1.8
Retail — Building Products	1.7
Oil — Field Services	1.6
Telephone — Integrated	1.6
Medical Instruments	1.5
Medical — HMO	1.5
Chemicals — Diversified	1.4
Banks — Commercial	1.4
Television	1.3
Insurance Brokers	1.3
Transport — Rail	1.3
Hotels/Motels	1.3
Insurance — Life/Health	1.2
Computer Services	1.1
Cable/Satellite TV	1.1
Applications Software	1.1
Multimedia	1.1
Building & Construction Products — Misc.	1.0
Building — Residential/Commercial	1.0
Finance — Other Services	1.0
Medical — Biomedical/Gene	0.9
Retail — Apparel/Shoe	0.9
Retail — Drug Store	0.9
Machinery — Construction & Mining	0.9
Cruise Lines	0.9
Commercial Services	0.9
Repurchase Agreements	0.9
Retail — Catalog Shopping	0.8
Registered Investment Companies	0.7
Agricultural Chemicals	0.7
Computers	0.7
Retail — Jewelry	0.7
Wireless Equipment	0.7
Paper & Related Products	0.6

100.3%

*	Calculated as a percentage of net assets

246

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Aerospace/Defense - Equipment — 2.1%
Triumph Group, Inc.#	21,710	$603,538
United Technologies Corp.	15,440	1,663,197

		2,266,735

Agricultural Chemicals — 0.7%
Agrium, Inc.	7,540	760,409

Applications Software — 1.1%
Microsoft Corp.	19,834	1,195,197

Banks - Commercial — 1.4%
M&T Bank Corp.#	10,310	1,484,021

Banks - Super Regional — 6.3%
PNC Financial Services Group, Inc.	24,883	2,750,567
Wells Fargo & Co.	79,086	4,185,231

		6,935,798

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	20,400	1,125,060

Building - Residential/Commercial — 1.0%
PulteGroup, Inc.	59,620	1,124,433

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	17,664	1,227,825

Chemicals - Diversified — 1.4%
Dow Chemical Co.	26,683	1,486,777

Commercial Services — 0.9%
Nielsen Holdings PLC	22,110	952,941

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	22,510	1,239,851

Computers — 0.7%
Apple, Inc.	6,650	734,958

Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	24,130	960,615

Diversified Banking Institutions — 9.1%
Bank of America Corp.	27,400	578,688
Citigroup, Inc.	49,660	2,800,327
Goldman Sachs Group, Inc.	6,382	1,399,509
JPMorgan Chase & Co.	64,847	5,198,784

		9,977,308

Diversified Manufacturing Operations — 6.1%
3M Co.	7,460	1,281,180
Eaton Corp. PLC	26,245	1,745,555
General Electric Co.	66,264	2,038,281
Ingersoll-Rand PLC	21,014	1,566,384

		6,631,400

Electric - Integrated — 3.3%
Dominion Resources, Inc.	7,740	567,265
Edison International	15,694	1,079,276
Eversource Energy	25,904	1,337,165
NextEra Energy, Inc.	5,905	674,528

		3,658,234

Electronic Components - Semiconductors — 2.2%
Intel Corp.	68,242	2,367,997

Finance - Other Services — 1.0%
Intercontinental Exchange, Inc.	20,190	1,118,526

Food - Misc./Diversified — 1.8%
Kraft Heinz Co.	10,881	888,434
Mondelez International, Inc., Class A	27,000	1,113,480

		2,001,914

Security Description	Shares	Value (Note 2)

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	54,950	$1,377,596

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	20,845	1,444,767

Insurance - Life/Health — 1.2%
Principal Financial Group, Inc.	23,609	1,362,003

Insurance - Multi-line — 2.9%
Chubb, Ltd.	13,464	1,723,392
MetLife, Inc.	26,490	1,457,215

		3,180,607

Investment Management/Advisor Services — 2.7%
BlackRock, Inc.	4,338	1,608,487
Invesco, Ltd.	43,730	1,369,186

		2,977,673

Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.#	10,510	1,004,336

Medical Instruments — 1.5%
Medtronic PLC	22,975	1,677,405

Medical - Biomedical/Gene — 0.9%
Amgen, Inc.	7,176	1,033,846

Medical - Drugs — 7.7%
Allergan PLC†	5,950	1,156,085
AstraZeneca PLC ADR#	38,470	1,005,606
Bristol-Myers Squibb Co.	23,850	1,346,094
Merck & Co., Inc.	50,618	3,097,316
Pfizer, Inc.	17,674	568,042
Roche Holding AG	5,691	1,268,958

		8,442,101

Medical - HMO — 1.5%
UnitedHealth Group, Inc.	10,055	1,591,908

Multimedia — 1.1%
Thomson Reuters Corp.#	26,750	1,155,867

Networking Products — 2.8%
Cisco Systems, Inc.	103,529	3,087,235

Oil Companies - Exploration & Production — 7.0%
Anadarko Petroleum Corp.	11,160	771,714
Canadian Natural Resources, Ltd.	26,070	880,384
EOG Resources, Inc.	17,710	1,815,629
Marathon Oil Corp.	85,558	1,545,177
Occidental Petroleum Corp.	11,110	792,810
Pioneer Natural Resources Co.	6,900	1,318,176
Southwestern Energy Co.†	49,634	563,346

		7,687,236

Oil Companies - Integrated — 4.2%
Chevron Corp.	25,311	2,823,695
Exxon Mobil Corp.	20,227	1,765,817

		4,589,512

Oil - Field Services — 1.6%
Halliburton Co.	33,260	1,765,773

Paper & Related Products — 0.6%
International Paper Co.	14,225	693,042

Retail - Apparel/Shoe — 0.9%
PVH Corp.	9,670	1,024,440

Retail - Building Products — 1.7%
Home Depot, Inc.	7,594	982,664
Lowe’s Cos., Inc.	11,640	821,202

		1,803,866

247

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Catalog Shopping — 0.8%
Liberty Interactive Corp. QVC Group, Class A†	41,240	$854,080

Retail - Drug Store — 0.9%
CVS Health Corp.	13,294	1,022,176

Retail - Jewelry — 0.7%
Signet Jewelers, Ltd.#	8,030	733,059

Semiconductor Components - Integrated Circuits — 3.8%
Analog Devices, Inc.	9,689	719,311
Maxim Integrated Products, Inc.	37,655	1,478,712
QUALCOMM, Inc.	28,340	1,930,804

		4,128,827

Telephone - Integrated — 1.6%
Verizon Communications, Inc.	34,405	1,716,809

Television — 1.3%
CBS Corp., Class B	23,835	1,447,261

Tobacco — 2.6%
British American Tobacco PLC	23,911	1,314,423
Philip Morris International, Inc.	17,890	1,579,329

		2,893,752

Transport - Rail — 1.3%
Union Pacific Corp.	13,790	1,397,341

Wireless Equipment — 0.7%
Nokia OYJ ADR	169,140	727,302

Total Long-Term Investment Securities
(cost $84,327,439)		108,069,819

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Prime Portfolio 0.26%(1)(2) (cost $764,672)	764,672	764,672

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 11/30/2016, to be repurchased 12/01/2016 in the amount of $920,000 collateralized by $890,000 of U.S. Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $940,659 (cost $920,000)	$920,000	$920,000

TOTAL INVESTMENTS
(cost $86,012,111)(3)	100.3%	109,754,491
Liabilities in excess of other assets	(0.3)	(294,879)

NET ASSETS	100.0%	$109,459,612

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At November 30, 2016, the Fund had loaned securities with a total value of $5,986,427. This was secured by collateral of $764,672, which was received in cash and subsequently invested in short-term investments currently valued at $764,672 as reported in the Portfolio of Investments. Additional collateral of $5,366,031 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2016
United States Treasury Bills	0.00%	12/15/2016 to 04/27/2017	$1,901,286
United States Treasury Notes/Bonds	0.13% to 4.25%	04/15/2017 to 05/15/2045	3,464,745

(2)	The rate shown is the 7-day yield as of November 30, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,069,819	$—	$—	$108,069,819
Short-Term Investment Securities	764,672	—	—	764,672
Repurchase Agreements	—	920,000	—	920,000

Total Investments at Value	$108,834,491	$920,000	$—	$109,754,491

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

248

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2016 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$170,096,347	$603,647,654	$57,252,047	$195,742,742	$228,376,265	$726,915,576	$44,889,689
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	198,873,876
Repurchase agreements (cost approximates value)	–	–	–	–	6,571,000	1,413,000	–

Total Investments	170,096,347	603,647,654	57,252,047	195,742,742	234,947,265	728,328,576	243,763,565

Cash	65,681	–	70,434	14,915	494	3,584	–
Foreign cash*	–	–	–	–	–	207	–
Due from broker	93,586	–	–	–	–	–	657,092
Receivable for:
Fund shares sold	6,812	37,647	5,288	64,412	4,730	108,525	46,384
Dividends and interest	706,118	479,019	131,089	942,802	467,947	2,585,839	199,786
Investments sold	565,491	1,602,697	895,033	5,515,426	3,103,781	4,081,020	885,613
Securities lending income	5,405	13,957	215	1,227	3,171	3,158	–
Prepaid expenses and other assets	23,890	13,145	5,203	13,262	16,504	13,070	5,270
Due from investment adviser for expense reimbursements/fee waivers	–	–	7,739	–	45,300	40,164	–
Variation margin on futures contracts	227,351	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	171,790,681	605,794,119	58,367,048	202,294,786	238,589,192	735,164,143	245,557,710

LIABILITIES:
Payable for:
Fund shares reacquired	24,634	97,603	32,446	128,825	51,862	158,629	23,368
Investments purchased	7,526,166	848,639	413,303	8,700,545	2,971,138	2,580,621	2,064,354
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	64,839	362,484	32,227	82,952	150,094	422,073	49,552
Administrative service fee	8,753	33,468	3,108	11,198	12,664	39,831	2,428
Transfer agent fees and expenses	96	257	128	224	96	245	64
Directors’ fees and expenses	5,984	12,145	961	5,728	13,441	12,346	2,662
Other accrued expenses	73,874	75,921	37,888	62,515	51,767	73,794	52,875
Variation margin on futures contracts	72,179	–	–	–	–	–	240,000
Due to investment advisor for expense recoupment	–	–	–	–	–	–	2,281
Collateral upon return of securities loaned	4,942,780	1,721,787	353,925	1,916,371	493,965	6,290,434	–
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	877,614
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	12,719,305	3,152,304	873,986	10,908,358	3,745,027	9,577,973	3,315,198

NET ASSETS	$159,071,376	$602,641,815	$57,493,062	$191,386,428	$234,844,165	$725,586,170	$242,242,512

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$148,571	$373,500	$37,508	$194,417	$110,649	$574,520	$221,424
Additional paid-in capital	150,630,983	332,453,469	40,969,991	184,515,712	172,275,723	544,870,244	242,577,904
Accumulated undistributed net investment income (loss)	4,775,584	169,659	1,369,989	6,732,168	4,038,524	22,281,498	4,590,504
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(160,415)	72,756,381	2,246,223	1,024,373	14,375,850	76,034,645	(6,767,464)
Unrealized appreciation (depreciation) on investments	2,094,483	196,888,881	12,869,351	(1,080,242)	44,043,423	81,824,983	(71,329)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,367,126	–	–	–	–	–	1,691,473
Unrealized foreign exchange gain (loss) on other assets and liabilities	215,044	(75)	–	–	(4)	280	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$159,071,376	$602,641,815	$57,493,062	$191,386,428	$234,844,165	$725,586,170	$242,242,512

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$14,857,104	$37,350,023	$3,750,837	$19,441,658	$11,064,909	$57,451,970	$22,142,357
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.71	$16.13	$15.33	$9.84	$21.22	$12.63	$10.94

* Cost
Investment securities (unaffiliated)	$168,001,864	$406,758,773	$44,382,696	$196,822,984	$184,332,842	$645,090,593	$45,891,732

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$197,943,162

Foreign cash	$–	$–	$–	$–	$–	$206	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$788,268

† Including securities on loan	$6,869,243	$118,005,182	$423,945	$4,480,004	$18,887,324	$27,581,811	$–

See Notes to Financial Statements

249

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2016 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND#	GOVERNMENT SECURITIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$699,587,226	$833,695,057	$461,855,763	$412,621,536	$401,681,366	$343,056,879	$138,029,154
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	4,084,000	5,999,000

Total Investments	699,587,226	833,695,057	461,855,763	412,621,536	401,681,366	347,140,879	144,028,154

Cash	61,476	344	134	385	1,573	24	478
Foreign cash*	1,673,699	152,337	201,628	1,850,919	1,104,131	–	–
Due from broker	198,000	–	–	–	–	–	–
Receivable for:
Fund shares sold	715,602	14,127	101,798	87,783	48,858	473,581	15,311
Dividends and interest	78,557	1,700,605	479,062	971,063	1,984,962	33,829	506,989
Investments sold	4,928,516	1,177,628	269,785	–	205,367	–	–
Securities lending income	12,077	42,680	872	3,402	8,631	–	139
Prepaid expenses and other assets	12,796	23,872	9,009	17,542	13,340	25,343	30,163
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	122,467	–
Variation margin on futures contracts	8,100	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	5,933,398	–	–

TOTAL ASSETS	707,276,049	836,806,650	462,918,051	415,552,630	410,981,626	347,796,123	144,581,234

LIABILITIES:
Payable for:
Fund shares reacquired	102,884	82,017	68,757	79,586	42,205	73,225	98,938
Investments purchased	3,575,672	2,570,273	203,136	638	1,722,891	–	–
Accrued foreign tax on capital gains	842,860	67,233	–	–	26,460	–	–
Investment advisory and management fees	417,002	449,373	282,772	168,631	164,387	115,292	62,217
Administrative service fee	36,714	44,845	26,277	22,765	22,192	19,455	8,399
Transfer agent fees and expenses	108	257	224	192	96	384	289
Directors’ fees and expenses	10,714	21,587	7,743	13,483	11,324	16,904	5,414
Other accrued expenses	173,684	139,682	84,473	67,319	106,387	105,784	46,899
Variation margin on futures contracts	–	–	–	92,250	–	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	16,545,929	24,029,425	964,810	1,456,184	4,972,141	–	269,978
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	–	–	–	–	440,000	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	909,774	–	–

TOTAL LIABILITIES	21,705,567	27,404,692	1,638,192	1,901,048	8,417,857	331,044	492,134

NET ASSETS	$685,570,482	$809,401,958	$461,279,859	$413,651,582	$402,563,769	$347,465,079	$144,089,100

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,007,256	$865,241	$599,546	$192,320	$369,257	$3,474,634	$134,827
Additional paid-in capital	857,757,717	872,284,196	440,839,471	428,280,358	394,949,649	343,987,639	140,300,228
Accumulated undistributed net investment income (loss)	16,906,725	20,167,565	17,392,018	8,271,021	(2,488,368)	1,129	4,933,541
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(235,780,144)	(49,032,259)	23,479,813	(41,880,504)	(5,877,996)	1,677	(2,315,863)
Unrealized appreciation (depreciation) on investments	46,429,066	(34,733,889)	(20,977,304)	17,352,549	10,687,067	–	1,036,367
Unrealized appreciation (depreciation) on futures contracts and written options contracts	97,082	–	–	1,578,213	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(4,360)	(81,663)	(53,685)	(142,375)	4,950,620	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(842,860)	(67,233)	–	–	(26,460)	–	–

NET ASSETS	$685,570,482	$809,401,958	$461,279,859	$413,651,582	$402,563,769	$347,465,079	$144,089,100

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$100,725,583	$86,524,119	$59,954,649	$19,232,046	$36,925,673	$347,463,413	$13,482,705
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.81	$9.35	$7.69	$21.51	$10.90	$1.00	$10.69

* Cost
Investment securities (unaffiliated)	$653,158,160	$868,428,946	$482,833,067	$395,268,987	$390,994,299	$343,056,879	$136,992,787

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,677,478	$151,145	$205,146	$1,928,276	$1,111,441	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$27,552,832	$38,553,530	$5,777,498	$39,125,094	$4,910,016	$–	$1,360,250

# See Note 1

See Notes to Financial Statements

250

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2016 (unaudited) — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$873,595,149	$111,535,632	$776,612,362	$497,910,892	$904,102,463	$215,451,785	$419,242,067
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	13,369,000	–	–

Total Investments	873,595,149	111,535,632	776,612,362	497,910,892	917,471,463	215,451,785	419,242,067

Cash	1,813,152	225	–	151,445	424	314	24,780
Foreign cash*	2,792	–	–	87,845	4,825,467	619,665	144,161
Due from broker	98,515	115,000	–	–	–	–	–
Receivable for:
Fund shares sold	45,685	10,989	91,138	215,030	75,609	24,032	63,212
Dividends and interest	1,357,084	239,251	478,604	1,372,427	4,510,789	2,025,739	1,438,676
Investments sold	2,022,356	77,208	2,052,284	–	13,624	–	594,529
Securities lending income	32,915	48	21,578	1,502	31,845	251	19,483
Prepaid expenses and other assets	49,844	9,379	13,060	9,763	40,216	10,448	19,980
Due from investment adviser for expense reimbursements/fee waivers	70,673	14,554	18,885	–	–	–	111,147
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	107,426	–	–	–	–	–	–

TOTAL ASSETS	879,195,591	112,002,286	779,287,911	499,748,904	926,969,437	218,132,234	421,658,035

LIABILITIES:
Payable for:
Fund shares reacquired	88,639	205,662	452,864	59,644	173,343	147,147	103,989
Investments purchased	2,068,018	66,479	2,874,496	291,363	–	–	521,073
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	487,244	67,647	578,063	181,971	222,453	92,503	317,971
Administrative service fee	46,604	6,088	39,613	25,757	48,966	12,488	23,078
Transfer agent fees and expenses	160	192	128	225	417	203	224
Directors’ fees and expenses	26,498	4,755	12,910	8,302	26,933	5,976	18,324
Other accrued expenses	112,471	48,261	91,744	69,952	169,195	55,990	116,687
Variation margin on futures contracts	12,940	2,750	–	–	23,200	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	18,754,602	150,919	67,439,256	1,605,845	41,456,738	1,143,775	7,799,083
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	25	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	4,760	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	8,815	–	–	–	–	–	–

TOTAL LIABILITIES	21,605,991	552,753	71,493,859	2,243,059	42,121,245	1,458,082	8,900,429

NET ASSETS	$857,589,600	$111,449,533	$707,794,052	$497,505,845	$884,848,192	$216,674,152	$412,757,606

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$616,999	$56,942	$360,632	$459,712	$1,443,794	$194,826	$369,558
Additional paid-in capital	707,599,188	86,843,113	499,630,791	485,908,113	1,076,249,452	230,599,632	396,952,470
Accumulated undistributed net investment income (loss)	10,305,308	1,875,417	(2,405,669)	6,861,204	33,404,472	(1,106,874)	5,762,789
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	73,460,188	5,333,752	133,047,936	68,371	(153,563,113)	(4,040,470)	(7,300,589)
Unrealized appreciation (depreciation) on investments	65,529,023	17,319,854	77,049,678	4,215,877	(71,996,060)	(8,921,506)	17,140,425
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(4,979)	20,455	116,757	–	(179,140)	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	83,873	–	(6,073)	(7,432)	(511,213)	(51,456)	(167,047)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$857,589,600	$111,449,533	$707,794,052	$497,505,845	$884,848,192	$216,674,152	$412,757,606

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$61,699,922	$5,694,153	$36,063,185	$45,971,197	$144,379,446	$19,482,592	$36,955,773
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.90	$19.57	$19.63	$10.82	$6.13	$11.12	$11.17

* Cost
Investment securities (unaffiliated)	$808,066,126	$94,215,778	$699,562,684	$493,695,015	$976,098,523	$224,373,291	$402,101,642

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$2,841	$–	$(26)	$87,477	$4,963,160	$628,231	$145,315

@ Premiums received on options written	$–	$–	$121,517	$–	$–	$–	$–

† Including securities on loan	$120,811,274	$269,164	$90,742,806	$1,574,444	$48,937,663	$1,111,774	$14,284,079

See Notes to Financial Statements

251

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2016 (unaudited) — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$150,402,403	$376,199,122	$3,292,786,000	$253,815,561	$323,210,547	$996,139,586	$115,224,563
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	1,125,000	–	29,164,000	–	1,106,000	1,670,000	1,865,000

Total Investments	151,527,403	376,199,122	3,321,950,000	253,815,561	324,316,547	997,809,586	117,089,563

Cash	234	7,711	170	97,980	620	1,051	391
Foreign cash*	–	29,127	–	20	–	984,736	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	9,812	8,059	424,602	43,923	148,375	71,522	24,864
Dividends and interest	298,626	492,722	3,690,197	192,699	505,933	860,993	26,006
Investments sold	857,158	54	922,679	809,105	–	10,196,825	755,386
Securities lending income	583	3,773	96,076	5,353	4,644	31,168	10,402
Prepaid expenses and other assets	15,061	15,035	86,680	10,015	8,723	50,031	5,708
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	12,276	–	6,765
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	152,708,877	376,755,603	3,327,170,404	254,974,656	324,997,118	1,010,005,912	117,919,085

LIABILITIES:
Payable for:
Fund shares reacquired	74,244	52,659	390,261	22,585	60,227	94,492	15,236
Investments purchased	991,137	273,718	4,105,273	591,330	–	5,634,067	886,720
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	86,400	198,524	670,082	138,111	105,022	686,002	73,343
Administrative service fee	8,331	20,938	170,966	13,318	17,925	52,845	5,824
Transfer agent fees and expenses	128	160	569	225	384	416	96
Directors’ fees and expenses	3,462	10,150	84,048	6,749	5,806	36,379	2,112
Other accrued expenses	42,340	63,002	244,834	49,834	74,455	126,396	40,665
Variation margin on futures contracts	–	–	470,680	–	27,140	–	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–	–
Collateral upon return of securities loaned	392,084	–	112,270,163	11,048,079	1,357,700	53,112,631	10,229,249
Due to custodian	–	–	–	–	–	–	–
Due to custodian for foreign cash*	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,598,126	619,151	118,406,876	11,870,231	1,648,659	59,743,228	11,253,245

NET ASSETS	$151,110,751	$376,136,452	$3,208,763,528	$243,104,425	$323,348,459	$950,262,684	$106,665,840

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$135,381	$307,427	$1,174,272	$183,321	$305,211	$414,040	$94,114
Additional paid-in capital	114,947,265	305,417,115	1,982,893,659	194,727,842	145,982,821	736,080,530	95,164,572
Accumulated undistributed net investment income (loss)	643,710	4,152,778	59,222,720	252,840	3,733,580	(333,620)	(223,423)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	16,677,396	22,037,548	325,184,072	20,452,447	24,442,702	110,359,856	(350,148)
Unrealized appreciation (depreciation) on investments	18,706,999	44,225,481	828,069,920	27,487,976	148,844,125	103,762,536	11,980,725
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	12,218,885	–	40,020	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(3,897)	–	(1)	–	(20,658)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$151,110,751	$376,136,452	$3,208,763,528	$243,104,425	$323,348,459	$950,262,684	$106,665,840

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$13,538,118	$30,742,717	$117,427,244	$18,332,145	$30,521,097	$41,403,957	$9,411,417
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.16	$12.23	$27.33	$13.26	$10.59	$22.95	$11.33

* Cost
Investment securities (unaffiliated)	$131,695,404	$331,973,641	$2,464,716,080	$226,327,585	$174,366,422	$892,377,050	$103,243,838

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$29,258	$–	$21	$–	$1,000,155	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$6,497,478	$61,001,565	$707,476,483	$24,494,514	$38,877,513	$117,733,208	$10,411,679

See Notes to Financial Statements

252

VALIC Company I

STATEMENT OF ASSETS AND LIABILITIES — November 30, 2016 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$337,591,288	$1,198,343,506	$292,796,775	$110,826,347	$4,043,235,234	$108,834,491
Investment securities, at value (affiliated)*†	–	–	–	–	13,697,392	–
Repurchase agreements (cost approximates value)	–	27,624,000	–	–	80,621,000	920,000

Total Investments	337,591,288	1,225,967,506	292,796,775	110,826,347	4,137,553,626	109,754,491

Cash	436,131	611,878	116,634	–	–	90
Foreign cash*	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	2,963	177,605	90,290	8,157	120,636	29,130
Dividends and interest	200,303	972,544	288,263	44,649	9,711,880	295,738
Investments sold	757,102	436	1,295,837	460,075	25,557	451,727
Securities lending income	27,742	181,323	6,586	8,108	67,853	1,347
Prepaid expenses and other assets	18,872	29,770	16,101	6,345	207,405	7,007
Due from investment adviser for expense reimbursements/fee waivers	50,585	–	–	1,645	–	16,032
Variation margin on futures contracts	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	339,084,986	1,227,941,062	294,610,486	111,355,326	4,147,686,957	110,555,562

LIABILITIES:
Payable for:
Fund shares reacquired	58,467	530,633	20,337	23,169	1,058,449	9,146
Investments purchased	850,098	–	1,495,642	957,458	–	203,178
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	222,872	264,273	162,355	69,324	834,952	68,690
Administrative service fee	16,883	60,258	14,612	5,505	226,316	5,944
Transfer agent fees and expenses	96	513	187	96	594	224
Directors’ fees and expenses	15,467	29,105	10,076	2,804	146,112	3,622
Other accrued expenses	62,662	148,571	49,104	40,301	326,151	40,474
Variation margin on futures contracts	–	554,200	–	–	208,500	–
Due to investment advisor for expense recoupment	–	–	–	–	–	–
Collateral upon return of securities loaned	23,632,405	96,254,194	13,911,366	9,550,157	10,618,469	764,672
Due to custodian	–	–	–	–	25,131	–
Due to custodian for foreign cash*	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	24,858,950	97,841,747	15,663,679	10,648,814	13,444,674	1,095,950

NET ASSETS	$314,226,036	$1,130,099,315	$278,946,807	$100,706,512	$4,134,242,283	$109,459,612

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$261,685	$547,043	$200,143	$89,946	$1,178,453	$69,180
Additional paid-in capital	223,255,173	737,215,668	209,126,059	88,839,756	1,896,477,310	108,443,218
Accumulated undistributed net investment income (loss)	1,179,650	19,590,835	4,180,858	(277,906)	94,433,835	2,705,437
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	32,065,775	92,018,825	27,366,412	3,830,982	308,236,324	(25,498,530)
Unrealized appreciation (depreciation) on investments	57,463,753	272,053,834	38,073,335	8,223,734	1,833,763,336	23,742,380
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	8,673,110	–	–	153,025	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(2,073)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

NET ASSETS	$314,226,036	$1,130,099,315	$278,946,807	$100,706,512	$4,134,242,283	$109,459,612

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	$26,168,467	$54,704,273	$20,014,309	$8,994,635	$117,845,252	$6,917,997
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.01	$20.66	$13.94	$11.20	$35.08	$15.82

* Cost
Investment securities (unaffiliated)	$280,127,535	$926,289,672	$254,723,440	$102,602,613	$2,215,772,289	$85,092,111

Investment securities (affiliated)	$–	$–	$–	$–	$7,397,001	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$50,064,862	$248,114,804	$25,630,984	$21,270,995	$693,648,428	$5,986,427

See Notes to Financial Statements

253

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2016

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$665,627	$2,636,796	$762,436	$12,660	$2,335,175	$10,644,181	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	23,505	165,237	4,488	5,934	15,824	75,091	–
Interest (unaffiliated)	1,229,834	4,945	31	2,606,402	212	992	401,619

Total investment income*	1,918,966	2,806,978	766,955	2,624,996	2,351,211	10,720,264	401,619

EXPENSES:
Investment advisory and management fees	403,437	2,239,215	195,984	551,246	915,677	2,448,570	309,904
Administrative service fee	54,464	206,859	18,898	74,418	77,260	230,268	15,676
Transfer agent fees and expenses	559	1,492	745	1,305	559	1,388	373
Custodian fees	43,768	17,326	10,485	22,573	12,731	17,526	10,627
Reports to shareholders	10,743	41,636	3,870	14,145	15,480	77,893	16,632
Audit and tax fees	21,203	16,531	16,478	22,579	16,539	16,534	15,721
Legal fees	6,917	10,687	5,757	7,006	6,580	13,310	4,798
Directors’ fees and expenses	4,792	18,116	1,642	6,838	6,717	19,008	7,408
Interest expense	–	103	–	54	–	1,250	–
License fee	303	303	303	303	303	303	303
Other expenses	18,556	11,934	3,985	4,231	5,555	11,445	3,667

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	564,742	2,564,202	258,147	704,698	1,057,401	2,837,495	385,109

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(20,166)	–	(141,724)	(40,164)	5,948
Fees paid indirectly (Note 7)	(4,089)	(1,876)	(2,077)	–	(149)	–	–

Net expenses	560,653	2,562,326	235,904	704,698	915,528	2,797,331	391,057

Net investment income (loss)	1,358,313	244,652	531,051	1,920,298	1,435,683	7,922,933	10,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,637,937	17,222,114	703,979	1,168,558	9,927,715	20,521,805	(2,835,651)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	(979,133)
Net realized gain (loss) on futures contracts and written options contracts	38,121	–	–	–	6,689	–	180,178
Net realized foreign exchange gain (loss) on other assets and liabilities	(33,059)	(381)	–	–	70	(2,967)	–

Net realized gain (loss) on investments and foreign currencies	3,642,999	17,221,733	703,979	1,168,558	9,934,474	20,518,838	(3,634,606)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(69,069)	8,030,167	3,962,493	(4,739,974)	7,990,115	32,379,196	(1,625,123)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	8,635,203
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(315,084)	–	–	–	(34,619)	–	842,880
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	253,070	(10)	–	–	(4)	279	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(131,083)	8,030,157	3,962,493	(4,739,974)	7,955,492	32,379,475	7,852,960

Net realized and unrealized gain (loss) on investments and foreign currencies	3,511,916	25,251,890	4,666,472	(3,571,416)	17,889,966	52,898,313	4,218,354

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,870,229	$25,496,542	$5,197,523	$(1,651,118)	$19,325,649	$60,821,246	$4,228,916

* Net of foreign withholding taxes on interest and dividends of	$202	$3,659	$170	$102	$13,137	$49,351	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

254

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2016 — (continued)

	EMERGING ECONOMIES FUND	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND#	GOVERNMENT SECURITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,636,250	$8,432,230	$9,469,762	$3,723,273	$2,904,587	$–	$–
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	90,958	382,364	19,729	23,412	82,912	–	490
Interest (unaffiliated)	1,217	14,302	400	24,020	3,775,793	712,650	1,999,494

Total investment income*	9,728,425	8,828,896	9,489,891	3,770,705	6,763,292	712,650	1,999,984

EXPENSES:
Investment advisory and management fees	2,358,835	2,784,897	1,834,652	1,012,681	1,033,542	695,173	392,497
Administrative service fee	206,381	278,237	171,155	136,712	139,528	117,310	52,987
Transfer agent fees and expenses	1,354	1,491	1,305	1,120	559	2,237	1,678
Custodian fees	187,968	91,440	28,267	31,217	98,680	5,794	8,961
Reports to shareholders	39,642	57,662	35,922	27,929	27,415	40,198	10,035
Audit and tax fees	25,162	21,934	18,415	23,502	23,141	19,330	18,933
Legal fees	31,704	21,617	15,881	9,588	12,945	48,551	6,308
Directors’ fees and expenses	16,125	23,884	14,967	11,566	12,372	10,391	4,648
Interest expense	469	57	–	–	–	–	–
License fee	303	303	303	303	303	303	303
Other expenses	13,566	14,513	12,900	20,537	11,044	5,295	3,204

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,881,509	3,296,035	2,133,767	1,275,155	1,359,529	944,582	499,554

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	(249,303)	–
Fees paid indirectly (Note 7)	(743)	(3,076)	(5,003)	–	(778)	–	–

Net expenses	2,880,766	3,292,959	2,128,764	1,275,155	1,358,751	695,279	499,554

Net investment income (loss)	6,847,659	5,535,937	7,361,127	2,495,550	5,404,541	17,371	1,500,430

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(17,609,013)	(3,185,321)	5,580,986	(2,998,180)	(8,633,099)	1,124	(158,424)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	349,530	–	–	220,747	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(268,094)	(196,804)	(26,355)	(123,536)	(2,762,429)	–	–

Net realized gain (loss) on investments and foreign currencies	(17,527,577)	(3,382,125)	5,554,631	(2,900,969)	(11,395,528)	1,124	(158,424)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	61,829,579	50,071,249	(33,857,505)	8,468,670	15,585,166	–	(3,696,634)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	97,082	–	–	1,194,396	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	21,065	(36,670)	(42,921)	(76,334)	6,411,918	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(806,230)	7,222	–	–	(26,279)	–	–

Net unrealized gain (loss) on investments and foreign currencies	61,141,496	50,041,801	(33,900,426)	9,586,732	21,970,805	–	(3,696,634)

Net realized and unrealized gain (loss) on investments and foreign currencies	43,613,919	46,659,676	(28,345,795)	6,685,763	10,575,277	1,124	(3,855,058)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,461,578	$52,195,613	$(20,984,668)	$9,181,313	$15,979,818	$18,495	$(2,354,628)

* Net of foreign withholding taxes on interest and dividends of	$1,172,452	$748,914	$371,225	$136,424	$372,012	$–	$–

** Net of foreign withholding taxes on capital gains of	$(540)	$–	$–	$–	$–	$–	$–

# See Note 1

See Notes to Financial Statements

255

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2016 — (continued)

	GROWTH FUND	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,281,457	$1,122,227	$2,824,820	$146,929	$11,208,338	$–	$3,606,457
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	239,816	484	229,548	10,263	220,427	1,937	87,594
Interest (unaffiliated)	217	41	22,297	6,965,006	6,973	2,896,237	156

Total investment income*	6,521,490	1,122,752	3,076,665	7,122,198	11,435,738	2,898,174	3,694,207

EXPENSES:
Investment advisory and management fees	3,124,148	418,277	3,775,731	1,107,456	1,432,301	546,300	2,140,387
Administrative service fee	299,593	37,645	259,370	156,720	319,041	73,750	155,871
Transfer agent fees and expenses	932	1,119	746	1,305	2,403	1,285	1,305
Custodian fees	58,165	10,759	16,484	12,603	68,141	20,889	102,013
Reports to shareholders	60,777	7,612	57,388	29,713	64,768	15,378	31,153
Audit and tax fees	16,797	17,341	17,036	20,249	26,665	12,878	21,624
Legal fees	26,317	5,834	20,104	9,447	23,020	7,206	30,728
Directors’ fees and expenses	27,012	3,311	23,712	13,919	28,722	6,027	14,360
Interest expense	122	–	16	–	6,088	24	8,258
License fee	303	303	303	303	94,531	303	303
Other expenses	22,239	6,169	15,960	5,049	27,961	3,507	30,528

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,636,405	508,370	4,186,850	1,356,764	2,093,641	687,547	2,536,530

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(221,921)	(34,322)	(128,190)	–	–	–	(204,238)
Fees paid indirectly (Note 7)	–	(180)	(3,301)	–	–	–	–

Net expenses	3,414,484	473,868	4,055,359	1,356,764	2,093,641	687,547	2,332,292

Net investment income (loss)	3,107,006	648,884	(978,694)	5,765,434	9,342,097	2,210,627	1,361,915

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	22,810,768	2,561,967	52,767,886	958,101	2,612,635	(84,257)	6,433,315
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	170,634	57,247	598,585	–	2,045,801	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	174,285	(37)	21,120	(56,206)	(295,136)	(57,916)	(49,142)

Net realized gain (loss) on investments and foreign currencies	23,155,687	2,619,177	53,387,591	901,895	4,363,300	(142,173)	6,384,173

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,486,516	3,344,709	(61,881,958)	(4,048,423)	(23,403,004)	(9,101,795)	(25,093,594)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(4,979)	(5,350)	189,413	–	(1,369,843)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	52,686	–	(4,136)	(7,067)	(289,965)	(45,841)	(69,991)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	51,529	–	–	–	6,966

Net unrealized gain (loss) on investments and foreign currencies	2,534,223	3,339,359	(61,645,152)	(4,055,490)	(25,062,812)	(9,147,636)	(25,156,619)

Net realized and unrealized gain (loss) on investments and foreign currencies	25,689,910	5,958,536	(8,257,561)	(3,153,595)	(20,699,512)	(9,289,809)	(18,772,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,796,916	$6,607,420	$(9,236,255)	$2,611,839	$(11,357,415)	$(7,079,182)	$(17,410,531)

* Net of foreign withholding taxes on interest and dividends of	$72,247	$330	$10,237	$266	$712,464	$–	$335,252

** Net of foreign withholding taxes on capital gains of	$–	$–	$77,920	$–	$(139)	$–	$(9,386)

See Notes to Financial Statements

256

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2016 — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,564,060	$2,726,413	$27,061,174	$1,235,607	$1,972,251	$4,189,979	$311,213
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	6,621	16,021	639,124	30,521	77,985	349,996	85,478
Interest (unaffiliated)	141	1,851	174,761	1,701	1,585	49,337	72

Total investment income*	1,570,822	2,744,285	27,875,059	1,267,829	2,051,821	4,589,312	396,763

EXPENSES:
Investment advisory and management fees	549,592	1,254,523	4,048,084	861,986	642,584	4,190,834	443,138
Administrative service fee	52,996	132,313	1,028,855	83,127	109,690	322,848	35,190
Transfer agent fees and expenses	745	932	3,424	1,305	2,237	2,423	559
Custodian fees	7,441	11,234	45,796	9,157	8,628	71,295	9,841
Reports to shareholders	10,794	26,912	210,378	19,310	21,963	65,365	7,622
Audit and tax fees	16,509	16,493	17,409	16,543	17,228	17,251	16,709
Legal fees	6,363	8,725	50,806	8,530	7,914	23,223	8,635
Directors’ fees and expenses	4,713	11,672	88,364	7,241	9,470	27,647	3,086
Interest expense	–	–	–	530	9	47	–
License fee	303	303	15,242	303	65,002	303	303
Other expenses	6,064	7,951	36,501	7,452	4,587	32,881	5,083

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	655,520	1,471,058	5,544,859	1,015,484	889,312	4,754,117	530,166

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(28,038)	–	(14,041)
Fees paid indirectly (Note 7)	(3,120)	(7,871)	–	(4,046)	–	(38,877)	(348)

Net expenses	652,400	1,463,187	5,544,859	1,011,438	861,274	4,715,240	515,777

Net investment income (loss)	918,422	1,281,098	22,330,200	256,391	1,190,547	(125,928)	(119,014)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,618,777	9,645,400	70,635,586	8,920,485	8,045,139	58,017,402	2,568,370
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	11,382,037	–	1,387,810	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	164	757	–	(589)	–	(54,878)	–

Net realized gain (loss) on investments and foreign currencies	6,618,941	9,646,157	82,017,623	8,919,896	9,432,949	57,962,524	2,568,370

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,761,055)	(9,911,304)	180,026,869	3,725,479	10,392,272	12,637,058	8,935,752
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	4,159,082	–	(207,145)	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1,322)	–	870	–	51,196	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(1,761,055)	(9,912,626)	184,185,951	3,726,349	10,185,127	12,688,254	8,935,752

Net realized and unrealized gain (loss) on investments and foreign currencies	4,857,886	(266,469)	266,203,574	12,646,245	19,618,076	70,650,778	11,504,122

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,776,308	$1,014,629	$288,533,774	$12,902,636	$20,808,623	$70,524,850	$11,385,108

* Net of foreign withholding taxes on interest and dividends of	$3,514	$55,880	$–	$12,611	$–	$152,167	$3,181

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

257

VALIC Company I

STATEMENT OF OPERATIONS — For the Six Months Ended November 30, 2016 — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,637,566	$8,244,054	$2,532,988	$291,205	$46,157,198	$1,268,551
Dividends (affiliated)	–	–	–	–	159,785	–
Securities lending income	193,321	1,261,701	53,117	79,384	355,611	5,950
Interest (unaffiliated)	2,699	57,506	705	143	42,451	73

Total investment income*	1,833,586	9,563,261	2,586,810	370,732	46,715,045	1,274,574

EXPENSES:
Investment advisory and management fees	1,353,923	1,543,286	938,751	445,769	5,152,055	423,791
Administrative service fee	102,541	349,002	84,488	35,399	1,400,394	36,674
Transfer agent fees and expenses	559	2,978	1,113	559	3,632	1,305
Custodian fees	28,064	29,696	4,665	8,788	61,267	8,228
Reports to shareholders	20,955	70,468	17,845	7,128	282,274	7,520
Audit and tax fees	16,968	18,077	16,693	16,596	17,375	16,499
Legal fees	7,520	14,256	7,133	5,693	44,881	6,175
Directors’ fees and expenses	8,817	29,371	11,482	3,197	122,102	3,193
Interest expense	247	–	–	–	6,682	–
License fee	303	41,363	303	303	20,747	303
Other expenses	17,437	15,529	7,177	5,288	47,265	4,159

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,557,334	2,114,026	1,089,650	528,720	7,158,674	507,847

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(144,553)	–	–	(4,286)	–	(46,023)
Fees paid indirectly (Note 7)	(8,346)	–	(12,387)	(283)	–	(58)

Net expenses	1,404,435	2,114,026	1,077,263	524,151	7,158,674	461,766

Net investment income (loss)	429,151	7,449,235	1,509,547	(153,419)	39,556,371	812,808

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,748,409	31,666,385	14,775,846	1,729,218	148,278,542	3,106,051
Net realized gain (loss) on investments (affiliated)	–	–	–	–	1,000,012	–
Net realized gain (loss) on futures contracts and written options contracts	–	6,073,696	–	–	775,079	–
Net realized foreign exchange gain (loss) on other assets and liabilities	6	–	–	–	–	(650)

Net realized gain (loss) on investments and foreign currencies	9,748,415	37,740,081	14,775,846	1,729,218	150,053,633	3,105,401

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	17,595,335	98,150,588	20,914,995	(1,982,470)	46,775,563	2,359,936
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	181,378	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	6,590,939	–	–	(1,230,907)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	15	–	–	–	–	(110)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	17,595,350	104,741,527	20,914,995	(1,982,470)	45,726,034	2,359,826

Net realized and unrealized gain (loss) on investments and foreign currencies	27,343,765	142,481,608	35,690,841	(253,252)	195,779,667	5,465,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,772,916	$149,930,843	$37,200,388	$(406,671)	$235,336,038	$6,278,035

* Net of foreign withholding taxes on interest and dividends of	$3,858	$1,183	$3,765	$–	$–	$6,218

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

258

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,358,313	$3,332,304	$244,652	$(568,153)	$531,051	$839,290	$1,920,298	$4,276,418
Net realized gain (loss) on investments and foreign currencies	3,642,999	(3,653,967)	17,221,733	56,050,866	703,979	1,763,638	1,168,558	508,859
Net unrealized gain (loss) on investments and foreign currencies	(131,083)	(3,764,883)	8,030,157	(54,402,474)	3,962,493	(5,205,749)	(4,739,974)	1,062,222

Net increase (decrease) in net assets resulting from operations	4,870,229	(4,086,546)	25,496,542	1,080,239	5,197,523	(2,602,821)	(1,651,118)	5,847,499

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,316,726)	–	–	–	(788,432)	–	(4,434,100)
Net realized gain on securities	–	(18,272,933)	–	(77,865,970)	–	(3,612,115)	–	(480,281)

Total distributions to shareholders	–	(21,589,659)	–	(77,865,970)	–	(4,400,547)	–	(4,914,381)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,157,351)	10,908,583	(38,781,373)	39,893,782	(5,034,145)	1,714,029	(43,023,960)	(20,914,178)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,287,122)	(14,767,622)	(13,284,831)	(36,891,949)	163,378	(5,289,339)	(44,675,078)	(19,981,060)
NET ASSETS:
Beginning of period	164,358,498	179,126,120	615,926,646	652,818,595	57,329,684	62,619,023	236,061,506	256,042,566

End of period†	$159,071,376	$164,358,498	$602,641,815	$615,926,646	$57,493,062	$57,329,684	$191,386,428	$236,061,506

† Includes accumulated undistributed net investment income (loss)	$4,775,584	$3,417,271	$169,659	$(74,993)	$1,369,989	$838,938	$6,732,168	$4,811,870

See Notes to Financial Statements

259

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,435,683	$2,637,446	$7,922,933	$14,396,137	$10,562	$3,828,089	$6,847,659	$10,972,108
Net realized gain (loss) on investments and foreign currencies	9,934,474	8,311,175	20,518,838	56,509,172	(3,634,606)	1,294,507	(17,527,577)	(76,350,367)
Net unrealized gain (loss) on investments and foreign currencies	7,955,492	(19,711,562)	32,379,475	(60,691,176)	7,852,960	(18,126,530)	61,141,496	(53,764,092)

Net increase (decrease) in net assets resulting from operations	19,325,649	(8,762,941)	60,821,246	10,214,133	4,228,916	(13,003,934)	50,461,578	(119,142,351)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,550,301)	–	(13,504,973)	–	(4,920,885)	–	(14,639,003)
Net realized gain on securities	–	–	–	(60,987,882)	–	(9,758,439)	–	–

Total distributions to shareholders	–	(2,550,301)	–	(74,492,855)	–	(14,679,324)	–	(14,639,003)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(14,118,161)	(25,004,782)	79,259,448	8,064,935	(10,432,471)	3,424,553	118,097,696	2,453,131

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,207,488	(36,318,024)	140,080,694	(56,213,787)	(6,203,555)	(24,258,705)	168,559,274	(131,328,223)
NET ASSETS:
Beginning of period	229,636,677	265,954,701	585,505,476	641,719,263	248,446,067	272,704,772	517,011,208	648,339,431

End of period†	$234,844,165	$229,636,677	$725,586,170	$585,505,476	$242,242,512	$248,446,067	$685,570,482	$517,011,208

† Includes accumulated undistributed net investment income (loss)	$4,038,524	$2,602,841	$22,281,498	$14,358,565	$4,590,504	$4,579,942	$16,906,725	$10,059,066

See Notes to Financial Statements

260

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	FOREIGN VALUE FUND		GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,535,937	$16,569,928	$7,361,127	$10,856,477	$2,495,550	$6,148,576	$5,404,541	$10,317,975
Net realized gain (loss) on investments and foreign currencies	(3,382,125)	(19,640,468)	5,554,631	22,715,740	(2,900,969)	1,079,109	(11,395,528)	(1,162,934)
Net unrealized gain (loss) on investments and foreign currencies	50,041,801	(128,128,059)	(33,900,426)	(26,096,271)	9,586,732	(19,208,325)	21,970,805	(61,248,788)

Net increase (decrease) in net assets resulting from operations	52,195,613	(131,198,599)	(20,984,668)	7,475,946	9,181,313	(11,980,640)	15,979,818	(52,093,747)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(18,119,304)	–	(14,771,778)	–	(7,261,309)	–	(25,885,406)
Net realized gain on securities	–	–	–	(21,079,653)	–	–	–	(30,506,161)

Total distributions to shareholders	–	(18,119,304)	–	(35,851,431)	–	(7,261,309)	–	(56,391,567)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(61,786,974)	(22,652,529)	(8,449,900)	4,743,100	27,356,611	(26,886,623)	(45,351,120)	25,856,830

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,591,361)	(171,970,432)	(29,434,568)	(23,632,385)	36,537,924	(46,128,572)	(29,371,302)	(82,628,484)
NET ASSETS:
Beginning of period	818,993,319	990,963,751	490,714,427	514,346,812	377,113,658	423,242,230	431,935,071	514,563,555

End of period†	$809,401,958	$818,993,319	$461,279,859	$490,714,427	$413,651,582	$377,113,658	$402,563,769	$431,935,071

† Includes accumulated undistributed net investment income (loss)	$20,167,565	$14,631,628	$17,392,018	$10,030,891	$8,271,021	$5,775,471	$(2,488,368)	$(7,892,909)

See Notes to Financial Statements

261

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET I FUND#		GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,371	$34,686	$1,500,430	$3,037,690	$3,107,006	$7,539,041	$648,884	$1,231,692
Net realized gain (loss) on investments and foreign currencies	1,124	518,669	(158,424)	269,066	23,155,687	51,431,663	2,619,177	2,957,412
Net unrealized gain (loss) on investments and foreign currencies	–	–	(3,696,634)	546,866	2,534,223	(68,255,282)	3,339,359	(4,481,299)

Net increase (decrease) in net assets resulting from operations	18,495	553,355	(2,354,628)	3,853,622	28,796,916	(9,284,578)	6,607,420	(292,195)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,371)	(34,686)	–	(3,707,716)	–	(5,936,828)	–	(1,404,133)
Net realized gain on securities	–	–	–	–	–	(146,980,763)	–	(5,193,963)

Total distributions to shareholders	(17,371)	(34,686)	–	(3,707,716)	–	(152,917,591)	–	(6,598,096)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	3,973,680	(391,229)	(8,542,949)	(7,135,954)	(121,205,088)	84,212,243	(9,042,714)	(966,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,974,804	127,440	(10,897,577)	(6,990,048)	(92,408,172)	(77,989,926)	(2,435,294)	(7,857,222)
NET ASSETS:
Beginning of period	343,490,275	343,362,835	154,986,677	161,976,725	949,997,772	1,027,987,698	113,884,827	121,742,049

End of period†	$347,465,079	$343,490,275	$144,089,100	$154,986,677	$857,589,600	$949,997,772	$111,449,533	$113,884,827

† Includes accumulated undistributed net investment income (loss)	$1,129	$1,129	$4,933,541	$3,433,111	$10,305,308	$7,198,302	$1,875,417	$1,226,533

# See Note 1

See Notes to Financial Statements

262

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(978,694)	$(3,479,711)	$5,765,434	$6,265,930	$9,342,097	$26,229,794	$2,210,627	$4,056,927
Net realized gain (loss) on investments and foreign currencies	53,387,591	84,294,970	901,895	(3,346,919)	4,363,300	(14,966,736)	(142,173)	(6,552,048)
Net unrealized gain (loss) on investments and foreign currencies	(61,645,152)	(209,688,106)	(4,055,490)	(3,392,263)	(25,062,812)	(124,417,813)	(9,147,636)	10,459,992

Net increase (decrease) in net assets resulting from operations	(9,236,255)	(128,872,847)	2,611,839	(473,252)	(11,357,415)	(113,154,755)	(7,079,182)	7,964,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(5,388,437)	–	(28,034,486)	–	(4,260,558)
Net realized gain on securities	–	(113,494,698)	–	(819,161)	–	–	–	(607,428)

Total distributions to shareholders	–	(113,494,698)	–	(6,207,598)	–	(28,034,486)	–	(4,867,986)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(86,372,077)	106,458,769	39,063,947	(24,966,556)	(95,173,905)	51,394,830	22,500,699	26,843,487

TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,608,332)	(135,908,776)	41,675,786	(31,647,406)	(106,531,320)	(89,794,411)	15,421,517	29,940,372
NET ASSETS:
Beginning of period	803,402,384	939,311,160	455,830,059	487,477,465	991,379,512	1,081,173,923	201,252,635	171,312,263

End of period†	$707,794,052	$803,402,384	$497,505,845	$455,830,059	$884,848,192	$991,379,512	$216,674,152	$201,252,635

† Includes accumulated undistributed net investment income (loss)	$(2,405,669)	$(1,426,975)	$6,861,204	$1,095,770	$33,404,472	$24,062,375	$(1,106,874)	$(3,317,501)

See Notes to Financial Statements

263

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,361,915	$6,546,759	$918,422	$1,531,179	$1,281,098	$2,878,645	$22,330,200	$36,930,971
Net realized gain (loss) on investments and foreign currencies	6,384,173	(754,716)	6,618,941	11,087,871	9,646,157	12,792,272	82,017,623	270,677,163
Net unrealized gain (loss) on investments and foreign currencies	(25,156,619)	(60,955,791)	(1,761,055)	(10,161,625)	(9,912,626)	(9,768,133)	184,185,951	(348,656,772)

Net increase (decrease) in net assets resulting from operations	(17,410,531)	(55,163,748)	5,776,308	2,457,425	1,014,629	5,902,784	288,533,774	(41,048,638)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(7,078,883)	–	(5,425,443)	–	(3,397,224)	–	(36,978,417)
Net realized gain on securities	–	(39,002,240)	–	(28,528,928)	–	(17,555,254)	–	(282,160,765)

Total distributions to shareholders	–	(46,081,123)	–	(33,954,371)	–	(20,952,478)	–	(319,139,182)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(90,843,610)	869,559	(18,725,891)	15,356,069	(17,940,968)	(13,454,859)	(59,247,516)	4,021,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,254,141)	(100,375,312)	(12,949,583)	(16,140,877)	(16,926,339)	(28,504,553)	229,286,258	(356,166,496)
NET ASSETS:
Beginning of period	521,011,747	621,387,059	164,060,334	180,201,211	393,062,791	421,567,344	2,979,477,270	3,335,643,766

End of period†	$412,757,606	$521,011,747	$151,110,751	$164,060,334	$376,136,452	$393,062,791	$3,208,763,528	$2,979,477,270

† Includes accumulated undistributed net investment income (loss)	$5,762,789	$4,400,874	$643,710	$(274,712)	$4,152,778	$2,871,680	$59,222,720	$36,892,520

See Notes to Financial Statements

264

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$256,391	$23,229	$1,190,547	$2,548,526	$(125,928)	$(590,095)	$(119,014)	$(265,174)
Net realized gain (loss) on investments and foreign currencies	8,919,896	14,392,334	9,432,949	16,077,910	57,962,524	60,680,608	2,568,370	(2,544,425)
Net unrealized gain (loss) on investments and foreign currencies	3,726,349	(23,713,763)	10,185,127	(14,783,275)	12,688,254	(59,457,885)	8,935,752	(18,055,405)

Net increase (decrease) in net assets resulting from operations	12,902,636	(9,298,200)	20,808,623	3,843,161	70,524,850	632,628	11,385,108	(20,865,004)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(2,158,414)	–	–	–	–
Net realized gain on securities	–	(33,964,653)	–	(13,266,013)	–	(165,679,225)	–	(15,150,061)

Total distributions to shareholders	–	(33,964,653)	–	(15,424,427)	–	(165,679,225)	–	(15,150,061)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,416,748)	3,743,064	(16,682,059)	726,075	(51,018,359)	80,901,102	(7,258,820)	22,685,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,514,112)	(39,519,789)	4,126,564	(10,855,191)	19,506,491	(84,145,495)	4,126,288	(13,329,083)
NET ASSETS:
Beginning of period	248,618,537	288,138,326	319,221,895	330,077,086	930,756,193	1,014,901,688	102,539,552	115,868,635

End of period†	$243,104,425	$248,618,537	$323,348,459	$319,221,895	$950,262,684	$930,756,193	$106,665,840	$102,539,552

† Includes accumulated undistributed net investment income (loss)	$252,840	$(3,551)	$3,733,580	$2,543,033	$(333,620)	$(207,692)	$(223,423)	$(104,409)

See Notes to Financial Statements

265

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$429,151	$930,626	$7,449,235	$12,746,955	$1,509,547	$2,863,523	$(153,419)	$(376,936)
Net realized gain (loss) on investments and foreign currencies	9,748,415	23,197,476	37,740,081	58,222,103	14,775,846	16,741,767	1,729,218	2,520,012
Net unrealized gain (loss) on investments and foreign currencies	17,595,350	(43,103,283)	104,741,527	(140,067,980)	20,914,995	(16,293,817)	(1,982,470)	(11,065,060)

Net increase (decrease) in net assets resulting from operations	27,772,916	(18,975,181)	149,930,843	(69,098,922)	37,200,388	3,311,473	(406,671)	(8,921,984)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(604,889)	–	(12,899,400)	–	(3,548,369)	–	–
Net realized gain on securities	–	(47,694,241)	–	(73,928,864)	–	(23,702,879)	–	(11,654,298)

Total distributions to shareholders	–	(48,299,130)	–	(86,828,264)	–	(27,251,248)	–	(11,654,298)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(14,280,970)	13,714,653	(5,664,623)	22,297,125	2,858,166	23,842,097	(9,116,757)	(964,280)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,491,946	(53,559,658)	144,266,220	(133,630,061)	40,058,554	(97,678)	(9,523,428)	(21,540,562)
NET ASSETS:
Beginning of period	300,734,090	354,293,748	985,833,095	1,119,463,156	238,888,253	238,985,931	110,229,940	131,770,502

End of period†	$314,226,036	$300,734,090	$1,130,099,315	$985,833,095	$278,946,807	$238,888,253	$100,706,512	$110,229,940

† Includes accumulated undistributed net investment income (loss)	$1,179,650	$750,499	$19,590,835	$12,141,600	$4,180,858	$2,671,311	$(277,906)	$(124,487)

See Notes to Financial Statements

266

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Year Ended May 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$39,556,371	$75,468,041	$812,808	$1,894,949
Net realized gain (loss) on investments and foreign currencies	150,053,633	207,998,040	3,105,401	7,029,115
Net unrealized gain (loss) on investments and foreign currencies	45,726,034	(238,452,959)	2,359,826	(11,239,026)

Net increase (decrease) in net assets resulting from operations	235,336,038	45,013,122	6,278,035	(2,314,962)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(101,986,259)	–	(1,593,878)
Net realized gain on securities	–	(298,270,428)	–	–

Total distributions to shareholders	–	(400,256,687)	–	(1,593,878)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(226,423,007)	(39,052,760)	(4,954,445)	(4,830,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,913,031	(394,296,325)	1,323,590	(8,738,984)
NET ASSETS:
Beginning of period	4,125,329,252	4,519,625,577	108,136,022	116,875,006

End of period†	$4,134,242,283	$4,125,329,252	$109,459,612	$108,136,022

† Includes accumulated undistributed net investment income (loss)	$94,433,835	$54,877,464	$2,705,437	$1,892,629

See Notes to Financial Statements

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	Inflation Protected Fund
Blue Chip Growth Fund	International Equities Index Fund
Broad Cap Value Income Fund	International Government Bond Fund
Capital Conservation Fund	International Growth Fund
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Money Market I Fund (formerly, Money Market I Fund)**	Small Cap Index Fund
Government Securities Fund	Small Cap Special Values Fund
Growth Fund	Small-Mid Growth Fund
Growth & Income Fund	Stock Index Fund
Health Sciences Fund	Value Fund

*	The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).
**	Effective September 28, 2016, the Money Market I Fund was converted into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this conversion, the name of Money Market I Fund was changed to Government Money Market I Fund.

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is

268

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that

269

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth & Income Fund used futures contracts to increase or decrease exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Transactions in options written during the period ended November 30, 2016 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2016	76,000	$672,494	849	$627,823
Options Written	566,000	5,765,967	158	92,279
Options terminated in closing purchase transactions	567,000	5,650,193	—	—
Options exercised	—	—	645	358,233
Options expired	—	—	264	240,352

Options Outstanding as of November 30, 2016	75,000	$788,268	98	121,517

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2016, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended November 30, 2016. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2016, please refer to the Portfolio of Investments.

Asset Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(6)	Futures Contracts(1)(6)	Options Purchased(2)	Foreign Exchange Contracts(3)	Total
Asset Allocation	$25,719	$201,632	$—	$—	$227,351
Core Equity	—	—	—	—	—
Dynamic Allocation	—	—	1,062,965	—	1,062,965
Emerging Economies	—	8,100	—	—	8,100
Global Social Awareness	—	—	—	—	—
Global Strategy	—	—	—	5,933,398	5,933,398
Growth	—	—	—	107,426	107,426
Growth & Income	—	—	—	—	—
Health Sciences	—	—	—	—	—
International Equities Index	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Nasdaq-100 Index	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Stock Index	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Futures Contracts(1)(6)	Options Written(4)	Foreign Exchange Contracts(5)
Asset Allocation	$7,819	$64,360	$—	$—	$72,179
Core Equity	—	—	—	—	—
Dynamic Allocation	—	240,000	877,614	—	1,117,614
Emerging Economies	—	—	—	—	—
Global Social Awareness	—	92,250	—	—	92,250
Global Strategy	—	—	—	909,774	909,774
Growth	—	12,940	—	8,815	21,755
Growth & Income	—	2,750	—	—	2,750
Health Sciences	—	—	4,760	—	4,760
International Equities Index	—	23,200	—	—	23,200
Mid Cap Index	—	470,680	—	—	470,680
Nasdaq-100 Index	—	27,140	—	—	27,140
Small Cap Index	—	554,200	—	—	554,200
Stock Index	—	208,500	—	—	208,500

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments at value

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$1,367,126
Dynamic Allocation	1,780,819
Emerging Economies	97,082
Global Social Awareness	1,578,213
Growth	(4,979)
Growth & Income	20,455
International Equities Index	(179,140)
Mid Cap Index	12,218,885
Nasdaq-100 Index	40,020
Small Cap Index	8,673,110
Stock Index	153,025

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Futures Contracts(1)	Options*	Foreign Exchange Contracts(2)
Asset Allocation	$378,915	$(340,794)	$—	$—	$38,121
Core Equity	—	6,689	—	—	6,689
Dynamic Allocation	—	41,145	(3,312,388)	—	(3,271,243)
Emerging Economies	—	349,530	—	—	349,530
Global Social Awareness	—	220,747	—	—	220,747
Global Strategy	—	—	—	(2,444,298)	(2,444,298)
Growth	—	170,634	—	192,238	362,872
Growth & Income	—	57,247	—	—	57,247
Health Sciences	—	—	598,585	—	598,585
International Equities Index	—	2,045,801	—	—	2,045,801
Mid Cap Index	—	11,382,037	—	—	11,382,037
Nasdaq-100 Index	—	1,387,810	—	—	1,387,810
Small Cap Index	—	6,073,696	—	—	6,073,696
Stock Index	—	775,079	—	—	775,079

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts	Total
Fund	Futures Contracts(3)	Futures Contracts(3)	Options*	Foreign Exchange Contracts(4)
Asset Allocation	$(13,388)	$(301,696)	$—	$—	$(315,084)
Core Equity	—	(34,619)	—	—	(34,619)
Dynamic Allocation	—	794,772	454,856	—	1,249,628
Emerging Economies	—	97,082	—	—	97,082
Global Social Awareness	—	1,194,396	—	—	1,194,396
Global Strategy	—	—	—	6,432,495	6,432,495
Growth	—	(4,979)	—	54,565	49,586
Growth & Income	—	(5,350)	—	—	(5,350)
Health Sciences	—	—	189,413	—	189,413
International Equities Index	—	(1,369,843)	—	—	(1,369,843)
Mid Cap Index	—	4,159,082	—	—	4,159,082
Nasdaq-100 Index	—	(207,145)	—	—	(207,145)
Small Cap Index	—	6,590,939	—	—	6,590,939
Stock Index	—	(1,230,907)	—	—	(1,230,907)

*	Includes amounts relating to purchased and written options as follows:

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts		Equity Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)
Dynamic Allocation Fund	$(3,451,421)	$139,033	$406,748	$48,108
Health Sciences Fund	—	598,585	—	189,413

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts and written options contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts and written options contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the six-months ended November 30, 2016.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)
Asset Allocation	$78,354,019	$—	$—	$—
Core Equity	—	—	—	—
Dynamic Allocation	86,133,233	—	981,052	457,735
Emerging Economies	13,678,606	—	—	—
Global Social Awareness	35,068,968	—	—	—
Global Strategy	—	174,120,396	—	—
Growth	384,953	1,990,205	—	—
Growth & Income	966,828	—	—	—
Health Sciences	—	—	—	166,070
International Equities Index	31,455,375	—	—	—
Mid Cap Index	183,327,805	—	—	—
Nasdaq-100 Index	10,194,486	—	—	—
Small Cap Index	76,781,818	—	—	—
Stock Index	75,816,215	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2016. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount((3)
Citibank N.A.	—	—	449,767	449,767	—	—	230,663	230,663	219,104	—	219,104
Goldman Sachs International	—	—	282,001	282,001	—	—	144,745	144,745	137,256	—	137,256
Morgan Stanley and Co., Inc.	—	—	110,399	110,399	—	—	167,402	167,402	(57,003)	—	(57,003)
UBS AG	—	—	220,798	220,798	—	—	334,804	334,804	(114,006)	—	(114,006)

Total	$—	$—	$1,062,965	$1,062,965	$—	$—	$877,614	$877,614	$185,351	$—	$185,351

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$201,391	$—	$—	$201,391	$—	$—	$—	$—	$201,391	$—	$201,391
Barclays Investments, Inc.	1,105,766	—	—	1,105,766	11,874	—	—	11,874	1,093,892	—	1,093,892
Citibank N.A.	554,252	—	—	554,252	6,667	—	—	6,667	547,585	—	547,585
Deutsche Bank AG	1,186,680	—	—	1,186,680	236,570	—	—	236,570	950,110	—	950,110
Goldman Sachs International	182,305	—	—	182,305	6,289	—	—	6,289	176,016	—	176,016
HSBC Bank PLC	1,107,314	—	—	1,107,314	195,939	—	—	195,939	911,375	—	911,375
JPMorgan Chase and Co.	1,336,631	—	—	1,336,631	406,730	—	—	406,730	929,901	—	929,901
Morgan Stanley and Co., Inc.	9,260	—	—	9,260	30,869	—	—	30,869	(21,609)	—	(21,609)
Standard Chartered Bank	236,340	—	—	236,340	14,836	—	—	14,836	221,504	—	221,504
UBS AG	13,459	—	—	13,459	—	—	—	—	13,459	—	13,459

Total	$5,933,398	$—	$—	$5,933,398	$909,774	$—	$—	$909,774	$5,023,624	$—	$5,023,624

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$107,426	$—	$—	$107,426	$8,815	$—	$—	$8,815	$98,611	$—	$98,611

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of November 30, 2016, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.59%	$1,413,000
Government Money Market I	1.70	4,084,000
International Equities Index	5.57	13,369,000
Mid Cap Index	12.14	29,164,000
Nasdaq-100® Index	0.46	1,106,000
Small Cap Index	11.50	27,624,000
Stock Index	33.56	80,621,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated November 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $240,226,000, a repurchase price of $240,226,067, and a maturity date of December 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.50%	02/15/2020	5,170,000	$6,432,752
U.S. Treasury Bonds	8.75	05/15/2020	20,490,000	25,501,096
U.S. Treasury Notes	3.50	05/15/2020	200,000,000	213,102,600

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: During the six months ended November 30, 2016, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 — 2015 or expected to be taken in each Fund’s 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

276

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund**	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%

277

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund***	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund†	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.
**	Pursuant to an Amended and Restated Advisory Fee Waiver Agreement effective September 1, 2016, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.89% of the average daily net assets on the first $250 million, 0.84% on the next $250 million, 0.79% on the next $500 million and 0.74% thereafter.
***	Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.
†	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

For the six months ended November 30, 2016, the amount of investment advisory fees waived were $128,190, $101,637, $221,921 and $5,621 for the Health Sciences Fund, the International Growth Fund, the Growth Fund and the Dynamic Allocation Fund, respectively.

278

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund and Government Securities Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund and a portion of the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, Government Money Market I Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Limited—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated—subadviser for the Small Cap Special Values Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2017. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2017, the contractual fee waivers and/or expense reimbursements may only be terminated by the Board, including a majority of the Directors who are not ”interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
International Growth	1.01%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small-Mid Growth	1.00%
Value	0.85%

279

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended November 30, 2016, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$20,166
Core Equity	141,724
Dividend Value	40,164
Government Money Market I	32,146
Growth & Income	34,322
International Growth	102,601
Nasdaq-100® Index	28,038
Small Cap Aggressive Growth	14,041
Small Cap	144,553
Small-Mid Growth	4,286
Value	46,023

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2016, VALIC voluntarily waived $217,157 of expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2016, the amount recouped by VALIC for the Dynamic Allocation Fund was $11,569.

At November 30, 2016, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2017	May 31, 2018	November 30, 2018
Dynamic Allocation	$11,843	$2,612	$–

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2016, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2016, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different investment options that are specified in the plan as selected by the Directors. For the six months ended November 30, 2016, certain Directors of VC I have deferred $17,063 of director compensation.

@	The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

280

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

At November 30, 2016, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100%	—%	—%	—%	—%
Blue Chip Growth	0.00	—	93.38	0.27	2.55	2.20	1.60
Broad Cap Value Income	—	—	81.35	—	—	—	18.65
Capital Conservation	—	—	78.09	4.12	8.90	1.97	6.92
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	91.76	1.03	3.31	2.48	1.42
Dynamic Allocation	0.47	—	99.53	—	—	—	—
Emerging Economies	0.01	0.00	89.05	1.74	4.65	4.15	0.40
Foreign Value	0.01	—	90.65	1.32	3.66	3.30	1.06
Global Real Estate	—	—	71.73	3.52	14.33	10.06	0.36
Global Social Awareness	0.05	—	99.95	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	5.86	0.00	94.14	—	—	—	—
Government Securities	0.97	—	77.24	5.24	7.09	3.51	5.95
Growth	—	—	98.84	—	—	—	1.16
Growth & Income	2.68	—	93.67	—	—	—	3.65
Health Sciences	0.01	—	99.99	—	—	—	—
Inflation Protected	—	—	82.38	4.79	8.10	4.33	0.40
International Equities Index	0.67	0.02	92.97	0.99	2.97	1.85	0.53
International Government Bond	—	—	87.48	3.56	4.58	3.45	0.93
International Growth	—	—	88.81	1.47	4.64	3.06	2.02
Large Cap Core	—	—	94.64	—	—	—	5.36
Large Capital Growth	—	—	97.93	—	—	—	2.07
Mid Cap Index	0.58	0.02	97.19	0.08	1.14	0.86	0.13
Mid Cap Strategic Growth	—	—	95.93	0.14	1.96	1.97	—
Nasdaq-100® Index	2.47	0.02	92.57	0.21	2.30	2.43	—
Science & Technology	0.30	0.00	98.23	0.07	0.72	0.68	—
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—
Small Cap Index	1.14	0.10	91.28	0.52	4.15	2.81	—
Small Cap Special Values	—	—	84.10	2.22	8.20	5.48	—
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	1.52	0.03	94.51	0.04	0.38	0.45	0.74
Value	—	—	82.46	0.80	4.00	3.17	9.57

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2016, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2016
VALIC Co. I Blue Chip Growth Fund	$9,656,837	$—	$—	$62,549	$495,370	$51,907	$344,421	$9,620,344
VALIC Co. I Broad Cap Value Income Fund	10,198,859	—	—	62,549	495,370	69,296	888,575	10,723,909
VALIC Co. I Capital Conservation Fund	13,382,737	—	—	687,569	693,518	(3,812)	(141,589)	13,231,387
VALIC Co. I Dividend Value Fund	6,233,249	—	—	3,562,144	471,364	25,684	930,823	10,280,536
VALIC Co. I Emerging Economies Fund	4,863,913	—	—	18,968	2,460,614	(540,566)	858,810	2,740,511
VALIC Co. I Foreign Value Fund	10,283,647	—	—	56,397	2,251,835	(497,349)	1,008,269	8,599,129
VALIC Co. I Global Real Estate Fund	2,067,658	—	—	12,509	349,074	(23,904)	(33,493)	1,673,696
VALIC Co. I Government Securities Fund	8,089,267	—	—	1,056,193	439,832	9,460	(146,385)	8,568,703
VALIC Co. I Growth & Income Fund	4,148,954	—	—	25,020	348,148	75,383	167,339	4,068,548
VALIC Co. I Growth Fund	10,055,419	—	—	62,549	495,370	(3,225)	319,955	9,939,328

281

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2016
VALIC Co. I Inflation Protected Fund	2,057,368	—	—	12,510	99,074	(2,259)	12,982	1,981,527
VALIC Co. I International Equities Fund	4,998,586	—	—	31,274	247,685	(17,922)	(51,007)	4,713,246
VALIC Co. I International Government Bond Fund	2,150,796	—	—	12,509	99,074	(4,871)	(48,640)	2,010,720
VALIC Co. I International Growth Fund	9,917,764	—	—	56,397	1,251,835	(135,552)	(262,090)	8,324,684
VALIC Co. I Large Cap Core Fund	8,276,564	—	—	50,039	521,296	(101,934)	393,750	8,097,123
VALIC Co. I Large Capital Growth Fund	8,115,300	—	—	50,040	396,296	(66,387)	84,540	7,787,197
VALIC Co. I Mid Cap Index Fund	4,137,185	—	—	25,019	373,148	33,245	354,891	4,177,192
VALIC Co. I Stock Index Fund	30,341,539	—	—	187,648	1,486,111	184,313	1,551,928	30,779,317
VALIC Co. I Value Fund	10,310,155	—	—	62,549	495,370	112,172	485,174	10,474,680
VALIC Co. II Capital Appreciation Fund	6,059,909	—	—	37,529	297,222	71,159	(12,136)	5,859,239
VALIC Co. II Core Bond Fund	15,122,528	—	—	93,824	743,055	29,586	(84,031)	14,418,852
VALIC Co. II High Yield Bond Fund	2,973,093	—	—	18,765	148,611	(5,051)	143,896	2,982,092
VALIC Co. II Mid Cap Growth Fund	2,143,173	—	—	12,510	274,074	(86,240)	166,780	1,962,149
VALIC Co. II Mid Cap Value Fund	2,056,580	—	—	12,511	99,074	(24,185)	207,881	2,153,713
VALIC Co. II Small Cap Growth Fund	4,131,419	—	—	25,020	323,148	2,560	538,274	4,374,125
VALIC Co. II Small Cap Value Fund	4,359,202	—	—	25,020	698,148	(97,382)	809,949	4,398,641
VALIC Co. II Strategic Bond Fund	6,242,521	—	—	31,376	1,453,687	(33,259)	146,337	4,933,288

	$202,374,222	$—	$—	$6,350,987	$17,507,403	$(979,133)	$8,635,203	$198,873,876

Stock Index Fund

Security	Value at 05/31/2016	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2016
American International Group, Inc.
Common Stock	$14,832,387	$159,785	$—	$—	$2,316,385	$1,000,012	$181,378	$13,697,392

During the six months ended November 30, 2016, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Growth Fund	Small-Mid Growth Fund
Nomura Securities	2,235	—
Wells Fargo Securities, LLC	—	557

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Government Money Market I Fund, VALIC made capital contributions to the Government Money Market I Fund in the amount of $0 and $509,189 for the periods ended November 30, 2016 and May 31, 2016, respectively.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2016 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$91,988,528	$73,154,386	$6,998,968	$10,192,022
Blue Chip Growth	82,104,804	121,310,059	—	—
Broad Cap Value Income	6,467,104	9,753,182	—	—
Capital Conservation	32,609,074	40,314,452	16,768,108	34,655,853
Core Equity	37,270,654	52,793,932	—	—
Dividend Value	311,071,364	229,176,229	—	—
Dynamic Allocation	6,350,989	17,507,404	9,617,889	14,063,460
Emerging Economies	303,268,093	182,233,110	—	—
Foreign Value	123,210,262	173,916,687	23,999,867	24,000,000
Global Real Estate	127,643,272	126,936,752	—	—
Global Social Awareness	84,410,640	83,034,814	—	—
Global Strategy	58,700,506	88,256,040	4,999,972	5,000,000
Government Securities	4,277,854	2,372,017	12,219,260	20,635,252

282

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Growth	$292,336,159	$409,816,551	$—	$—
Growth & Income	19,311,386	27,331,199	—	—
Health Sciences	115,007,747	192,202,942	—	—
Inflation Protected	101,872,586	75,535,214	92,506,458	74,491,819
International Equities Index	41,954,786	83,152,728	—	—
International Government Bond	74,977,887	51,436,576	9,516,895	8,256,202
International Growth	96,243,975	180,120,855	—	—
Large Cap Core	37,106,296	53,815,666	—	—
Large Capital Growth	40,799,247	54,364,588	—	—
Mid Cap Index	171,263,737	170,276,266	—	—
Mid Cap Strategic Growth	51,139,054	65,975,803	—	—
Nasdaq-100® Index	7,127,962	16,350,817	—	—
Science & Technology	447,932,440	498,572,836	—	—
Small Cap Aggressive Growth	43,965,836	52,247,626	—	—
Small Cap	55,286,129	67,764,962	—	—
Small Cap Index	92,740,047	125,468,622	—	—
Small Cap Special Values	61,383,249	60,056,264	—	—
Small-Mid Growth	27,075,052	35,580,522	—	—
Stock Index	60,383,199	270,685,182	—	—
Value	8,518,977	11,822,577	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization or premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2016.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$168,574,687	$6,342,933	$(4,821,273)	$1,521,660
Blue Chip Growth	407,546,380	209,603,141	(13,501,867)	196,101,274
Broad Cap Value Income	44,584,277	13,781,824	(1,114,054)	12,667,770
Capital Conservation	196,947,106	1,942,328	(3,146,692)	(1,204,364)
Core Equity	192,262,250	49,446,692	(6,761,677)	42,685,015
Dividend Value	649,083,183	89,782,553	(10,537,160)	79,245,393
Dynamic Allocation	243,991,357	7,704,582	(7,932,374)	(227,792)
Emerging Economies	654,968,847	77,823,027	(33,204,648)	44,618,379
Foreign Value	869,202,170	76,050,360	(111,557,473)	(35,507,113)
Global Real Estate	492,376,549	15,232,743	(45,753,529)	(30,520,786)
Global Social Awareness	395,818,756	48,512,682	(31,709,902)	16,802,780
Global Strategy	393,373,734	42,578,197	(34,270,565)	8,307,632
Government Money Market I	347,140,879	—	—	—
Government Securities	142,991,787	2,546,613	(1,510,246)	1,036,367
Growth	811,350,958	86,163,116	(23,918,925)	62,244,191
Growth & Income	94,405,519	19,661,513	(2,531,400)	17,130,113
Health Sciences	700,141,447	129,950,858	(53,479,943)	76,470,915
Inflation Protected	494,071,298	13,635,605	(9,796,011)	3,839,594
International Equities Index	1,007,987,830	71,000,308	(161,516,675)	(90,516,367)
International Government Bond*	224,432,732	2,129,218	(11,110,165)	(8,980,947)
International Growth	407,866,495	41,361,111	(29,985,539)	11,375,572
Large Cap Core	134,807,192	18,140,253	(1,420,042)	16,720,211
Large Capital Growth	332,429,133	57,467,467	(13,697,478)	43,769,989
Mid Cap Index	2,517,214,620	980,934,639	(176,199,259)	804,735,380

283

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Strategic Growth	$226,820,090	$32,075,549	$(5,080,078)	$26,995,471
Nasdaq-100® Index	176,099,562	153,390,951	(5,173,966)	148,216,985
Science & Technology	911,275,081	128,613,557	(42,079,052)	86,534,505
Small Cap Aggressive Growth	106,028,752	16,367,474	(5,306,663)	11,060,811
Small Cap	281,352,993	75,842,269	(19,603,974)	56,238,295
Small Cap Index	957,744,966	367,401,385	(99,178,845)	268,222,540
Small Cap Special Values	258,819,414	48,276,240	(14,298,879)	33,977,361
Small-Mid Growth	103,192,647	12,659,842	(5,026,142)	7,633,700
Stock Index	2,350,223,473	1,894,976,150	(107,645,997)	1,787,330,153
Value	86,222,043	28,276,322	(4,743,874)	23,532,448

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2016.

The tax basis distributable earnings at May 31, 2016 and the tax character of distributions paid during the year ended May 31, 2016 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2016
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,425,466	$(474,514)	$2,257,671	$5,354,758	$16,234,901
Blue Chip Growth	—	61,428,180	188,071,042	4,362,148	73,503,822
Broad Cap Value Income	874,094	1,709,105	8,705,277	885,359	3,515,188
Capital Conservation	4,839,811	221,801	3,535,610	4,914,381	—
Core Equity	2,640,815	8,018,311	34,694,900	2,550,301	—
Dividend Value	14,380,753	62,126,737	46,866,198	13,504,973	60,987,882
Dynamic Allocation	4,599,119	1,781,175	(7,237,872)	5,109,861	9,569,463
Emerging Economies	10,536,617	(169,612,629)	(17,273,255)	14,639,003	—
Foreign Value	16,256,905	(18,699,216)	(85,697,810)	18,119,304	—
Global Real Estate	17,674,291	21,783,749	3,325,955	14,771,778	21,079,653
Global Social Awareness	6,283,324	(38,248,729)	8,268,069	7,261,309	—
Global Strategy	3,949,653	7,816,643	(7,133,559)	29,909,199	26,482,368
Government Money Market I	10,860	—	—	34,686	—
Growth	7,513,594	63,915,770	59,744,816	36,277,214	116,640,377
Growth & Income	1,233,011	3,650,323	13,785,404	2,597,152	4,000,944
Health Sciences	10,754,522	69,401,910	138,226,751	21,777,541	91,717,157
Inflation Protected	1,518,378	681,710	7,887,652	6,013,213	194,385
International Equities Index	26,673,238	(128,424,009)	(67,334,611)	28,034,486	—
International Government Bond*	—	—	8,508,151	—	—
International Growth	6,100,421	(972,746)	36,365,144	7,078,883	39,002,240
Large Cap Core	1,531,285	11,933,336	18,481,266	8,019,493	25,934,878
Large Capital Growth	2,819,369	12,909,541	53,678,718	4,596,243	16,356,235
Mid Cap Index	36,935,425	277,969,475	624,708,511	41,789,679	277,349,503
Mid Cap Strategic Growth	—	16,552,587	23,269,121	245,031	33,719,622
Nasdaq-100® Index	2,785,946	15,668,894	137,824,713	2,781,422	12,643,005
Science & Technology	—	75,648,071	73,825,593	33,822,432	131,856,793
Small Cap Aggressive Growth	—	4,966,733	2,125,059	1,158,205	13,991,856
Small Cap	1,169,737	23,882,426	38,642,945	1,585,496	46,713,634
Small Cap Index	13,852,728	60,096,933	170,071,952	16,016,490	70,811,774
Small Cap Special Values	2,826,803	18,510,911	13,062,366	5,926,906	21,324,342
Small-Mid Growth	—	5,263,258	9,616,170	4,280,042	7,374,256
Stock Index	58,895,662	203,337,591	1,740,373,212	105,940,512	294,316,175
Value	1,894,530	(28,393,997)	21,170,549	1,593,878	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2016.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

284

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of May 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward			Unlimited
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$474,514	$—
Blue Chip Growth	—	—	—	—	—
Broad Cap Value Income	—	—	—	—	—
Capital Conservation	—	—	—	—	—
Core Equity	—	—	—	—	—
Dividend Value	—	—	—	—	—
Dynamic Allocation	—	—	—	—	—
Emerging Economies	26,872,567	71,874,688	—	62,841,523	8,023,851
Foreign Value	—	18,699,216	—	—	—
Global Real Estate	—	—	—	—	—
Global Social Awareness	—	38,248,729	—	—	—
Global Strategy	—	—	—	—	—
Government Money Market I	—	—	—	—	—
Government Securities	—	—	—	1,033,202	1,118,691
Growth	—	—	—	—	—
Growth & Income	—	—	—	—	—
Health Sciences	—	—	—	—	—
Inflation Protected	—	—	—	—	—
International Equities Index	—	124,862,188	—	1,603,449	1,958,372
International Government Bond	—	—	—	660,801	—
International Growth	—	—	—	972,746	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Nasdaq-100® Index	—	—	—	—	—
Science & Technology	—	—	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	—	—	—	—
Small Cap Index	—	—	—	—	—
Small Cap Special Values	—	—	—	—	—
Small-Mid Growth	—	—	—	—	—
Stock Index	—	—	—	—	—
Value	—	28,393,997	—	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended May 31, 2016, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$2,664,248	$(922,680)
Blue Chip Growth	69,232	5,105,925	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	(398,054)	654,422
Core Equity	575	2,187,118	—
Dividend Value	4,410	4,031,343	—
Dynamic Allocation	—	2,540,850	—

285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Emerging Economies	$243,158	$21,054,347	$25,906,390
Foreign Value	677,414	809,602	26,141,309
Global Real Estate	—	1,923,070	—
Global Social Awareness	—	—	297,705
Global Strategy	13,221,804	—	—
Government Money Market I	—	—	—
Government Securities	—	5,546	—
Growth	59,761	10,519,593	—
Growth & Income	—	720,203	—
Health Sciences	1,338,899	—	—
Inflation Protected	115,578	(165,422)	1,607,197
International Equities Index	—	4,937,052	7,205,624
International Government Bond*	2,263,522	(523,447)	995,383
International Growth	334,950	6,636,985	1,602,339
Large Cap Core	—	1,692,391	—
Large Capital Growth	5,165	—	—
Mid Cap Index	—	3,408,676	—
Mid Cap Strategic Growth	—	4,527,532	—
Nasdaq-100 Index®	—	21,784	—
Science & Technology	188,868	6,022,709	—
Small Cap Aggressive Growth	103,389	9,658,198	(2,692,858)
Small Cap	—	717,139	—
Small Cap Index	54,347	1,546,331	—
Small Cap Special Values	122,834	1,854,104	—
Small-Mid Growth	123,044	2,571,460	—
Stock Index	—	—	—
Value	—	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2016.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	149,448	$1,575,960	902,112	$10,229,834	337,277	$5,315,440	2,275,618	$38,751,337
Reinvested dividends	—	—	2,291,896	21,589,659	—	—	5,696,121	77,865,970
Shares redeemed	(1,116,842)	(11,733,311)	(1,842,649)	(20,910,910)	(2,783,212)	(44,096,813)	(4,529,508)	(76,723,525)

Net increase (decrease)	(967,394)	$(10,157,351)	1,351,359	$10,908,583	(2,445,935)	$(38,781,373)	3,442,231	$39,893,782

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	153,062	$2,174,417	505,099	$7,270,588	832,947	$8,406,845	2,354,264	$23,243,528
Reinvested dividends	—	—	361,293	4,400,547	—	—	501,980	4,914,381
Shares redeemed	(506,702)	(7,208,562)	(667,635)	(9,957,106)	(5,106,949)	(51,430,805)	(4,962,151)	(49,072,087)

Net increase (decrease)	(353,640)	$(5,034,145)	198,757	$1,714,029	(4,274,002)	$(43,023,960)	(2,105,907)	$(20,914,178)

286

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Core Equity				Dividend Value
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,338	$327,933	49,088	$933,895	10,353,650	$123,459,972	5,207,271	$61,028,262
Reinvested dividends	—	—	150,018	2,550,301	—	—	7,274,693	74,492,855
Shares redeemed	(722,413)	(14,446,094)	(1,475,033)	(28,488,978)	(3,628,444)	(44,200,524)	(10,259,670)	(127,456,182)

Net increase (decrease)	(706,075)	$(14,118,161)	(1,275,927)	$(25,004,782)	6,725,206	$79,259,448	2,222,294	$8,064,935

	Dynamic Allocation				Emerging Economies
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	233,288	$2,561,242	1,110,246	$12,487,234	22,197,775	$152,937,943	9,578,559	$61,720,942
Reinvested dividends	—	—	1,476,793	14,679,324	—	—	2,686,056	14,639,003
Shares redeemed	(1,185,859)	(12,993,713)	(2,138,149)	(23,742,005)	(5,090,586)	(34,840,247)	(11,327,875)	(73,906,814)

Net increase (decrease)	(952,571)	$(10,432,471)	448,890	$3,424,553	17,107,189	$118,097,696	936,740	$2,453,131

	Foreign Value				Global Real Estate
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	566,526	$4,980,206	3,763,051	$32,184,197	3,838,984	$31,836,541	6,281,684	$51,283,024
Reinvested dividends	—	—	2,390,410	18,119,304	—	—	5,128,960	35,851,431
Shares redeemed	(7,286,519)	(66,767,180)	(7,841,025)	(72,956,030)	(5,074,273)	(40,286,441)	(10,015,479)	(82,391,355)

Net increase (decrease)	(6,719,993)	$(61,786,974)	(1,687,564)	$(22,652,529)	(1,235,289)	$(8,449,900)	1,395,165	$4,743,100

	Global Social Awareness				Global Strategy
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,982,203	$42,339,384	908,240	$18,674,882	525,780	$5,590,811	824,165	$9,965,283
Reinvested dividends	—	—	393,354	7,261,309	—	—	5,880,247	56,391,567
Shares redeemed	(698,994)	(14,982,773)	(2,492,157)	(52,822,814)	(4,807,698)	(50,941,931)	(3,388,197)	(40,500,020)

Net increase (decrease)	1,283,209	$27,356,611	(1,190,563)	$(26,886,623)	(4,281,918)	$(45,351,120)	3,316,215	$25,856,830

	Government Money Market I				Government Securities
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,106,305	$46,106,305	79,992,837	$79,992,837	1,525,411	$16,780,695	2,729,509	$29,827,388
Reinvested dividends	17,371	17,371	34,686	34,686	—	—	342,989	3,707,716
Shares redeemed	(42,149,996)	(42,149,996)	(80,418,752)	(80,418,752)	(2,321,054)	(25,323,644)	(3,761,297)	(40,671,058)

Net increase (decrease)	3,973,680	$3,973,680	(391,229)	$(391,229)	(795,643)	$(8,542,949)	(688,799)	$(7,135,954)

	Growth				Growth & Income
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,576,819	$22,032,793	3,816,625	$59,864,609	309,564	$5,848,812	767,632	$14,260,292
Reinvested dividends	—	—	12,711,354	152,917,591	—	—	408,298	6,598,096
Shares redeemed	(10,413,964)	(143,237,881)	(8,655,379)	(128,569,957)	(791,372)	(14,891,526)	(1,180,150)	(21,825,319)

Net increase (decrease)	(8,837,145)	$(121,205,088)	7,872,600	$84,212,243	(481,808)	$(9,042,714)	(4,220)	$(966,931)

287

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	480,883	$9,665,372	3,165,032	$77,882,093	7,538,693	$81,824,864	5,752,199	$61,437,441
Reinvested dividends	—	—	6,368,951	113,494,698	—	—	592,894	6,207,598
Shares redeemed	(4,826,676)	(96,037,449)	(3,900,551)	(84,918,022)	(3,912,616)	(42,760,917)	(8,643,585)	(92,611,595)

Net increase (decrease)	(4,345,793)	$(86,372,077)	5,633,432	$106,458,769	3,626,077	$39,063,947	(2,298,492)	$(24,966,556)

	International Equities Index				International Government Bond
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,807,782	$54,156,090	29,835,353	$195,978,925	3,267,630	$38,668,375	5,297,466	$59,529,045
Reinvested dividends	—	—	5,060,377	28,034,486	—	—	442,544	4,867,986
Shares redeemed	(23,809,431)	(149,329,995)	(27,232,607)	(172,618,581)	(1,385,949)	(16,167,676)	(3,358,674)	(37,553,544)

Net increase (decrease)	(15,001,649)	$(95,173,905)	7,663,123	$51,394,830	1,881,681	$22,500,699	2,381,336	$26,843,487

	International Growth				Large Cap Core
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	868,104	$9,934,059	1,753,785	$22,281,413	393,040	$4,234,766	547,879	$6,581,014
Reinvested dividends	—	—	4,409,677	46,081,123	—	—	3,574,144	33,954,371
Shares redeemed	(8,703,532)	(100,777,669)	(5,189,474)	(67,492,977)	(2,094,597)	(22,960,657)	(1,992,924)	(25,179,316)

Net increase (decrease)	(7,835,428)	$(90,843,610)	973,988	$869,559	(1,701,557)	$(18,725,891)	2,129,099	$15,356,069

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	185,425	$2,270,542	386,633	$4,699,521	2,619,344	$68,316,836	2,166,940	$55,827,599
Reinvested dividends	—	—	1,943,644	20,952,478	—	—	15,247,930	319,139,182
Shares redeemed	(1,629,120)	(20,211,510)	(3,214,702)	(39,106,858)	(4,978,427)	(127,564,352)	(14,597,990)	(370,945,457)

Net increase (decrease)	(1,443,695)	$(17,940,968)	(884,425)	$(13,454,859)	(2,359,083)	$(59,247,516)	2,816,880	$4,021,324

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	72,614	$940,536	137,665	$1,875,136	1,114,355	$11,589,510	3,001,002	$30,202,304
Reinvested dividends	—	—	3,219,398	33,964,653	—	—	1,754,770	15,424,427
Shares redeemed	(1,504,533)	(19,357,284)	(2,369,616)	(32,096,725)	(2,756,892)	(28,271,569)	(4,446,410)	(44,900,656)

Net increase (decrease)	(1,431,919)	$(18,416,748)	987,447	$3,743,064	(1,642,537)	$(16,682,059)	309,362	$726,075

	Science & Technology				Small Cap Aggressive Growth
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	254,392	$5,820,515	587,266	$14,080,856	434,692	$4,580,808	1,762,818	$23,626,180
Reinvested dividends	—	—	9,178,904	165,679,225	—	—	1,725,519	15,150,061
Shares redeemed	(2,544,555)	(56,838,874)	(4,107,515)	(98,858,979)	(1,107,647)	(11,839,628)	(1,363,307)	(16,090,259)

Net increase (decrease)	(2,290,163)	$(51,018,359)	5,658,655	$80,901,102	(672,955)	$(7,258,820)	2,125,030	$22,685,982

288

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap				Small Cap Index
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	368,516	$4,121,527	189,282	$2,291,392	3,462,233	$66,227,552	4,162,452	$82,747,624
Reinvested dividends	—	—	5,238,517	48,299,130	—	—	5,784,694	86,828,264
Shares redeemed	(1,630,990)	(18,402,497)	(2,986,581)	(36,875,869)	(3,786,844)	(71,892,175)	(7,652,537)	(147,278,763)

Net increase (decrease)	(1,262,474)	$(14,280,970)	2,441,218	$13,714,653	(324,611)	$(5,664,623)	2,294,609	$22,297,125

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,705,122	$21,994,692	1,606,569	$19,758,728	45,899	$510,507	516,255	$6,438,763
Reinvested dividends	—	—	2,663,856	27,251,248	—	—	1,259,924	11,654,298
Shares redeemed	(1,522,297)	(19,136,526)	(1,833,250)	(23,167,879)	(862,774)	(9,627,264)	(1,677,649)	(19,057,341)

Net increase (decrease)	182,825	$2,858,166	2,437,175	$23,842,097	(816,875)	$(9,116,757)	98,530	$(964,280)

	Stock Index				Value
	For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016		For the six months ended November 30, 2016 (unaudited)		For the year ended May 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,331,453	$45,351,321	4,259,310	$147,218,423	261,190	$3,965,514	446,110	$6,382,444
Reinvested dividends	—	—	13,660,638	400,256,687	—	—	122,890	1,593,878
Shares redeemed	(7,969,611)	(271,774,328)	(16,935,608)	(586,527,870)	(584,545)	(8,919,959)	(886,931)	(12,806,466)

Net increase (decrease)	(6,638,158)	$(226,423,007)	984,340	$(39,052,760)	(323,355)	$(4,954,445)	(317,931)	$(4,830,144)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2016, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund and the International Growth Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real

289

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $50,000 in the aggregate for the committed and uncommitted lines of credit, and committed and uncommitted lines of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the lines of credit. The $50,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2016, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Blue Chip Growth	2	$103	$1,066,200	1.72%
Capital Conservation	3	54	363,308	1.77%
Dividend Value	18	1,250	1,388,294	1.80%
Emerging Economies	6	469	1,639,753	1.72%
Foreign Value	1	57	1,178,939	1.74%
Growth	7	122	358,765	1.75%
Health Sciences	1	16	319,303	1.76%
International Equities Index	43	6,088	2,857,160	1.79%
International Government Bond	1	24	480,110	1.83%
International Growth	69	8,258	2,461,827	1.75%
Mid Cap Strategic Growth	58	530	187,757	1.76%
Nasdaq-100® Index	1	9	184,967	1.71%
Science & Technology	1	47	941,321	1.79%
Small Cap	38	247	133,610	1.75%
Stock Index	27	6,682	5,017,449	1.79%

As of November 30, 2016, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2016, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2016, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Blue Chip Growth	$—	$127,384	$(2,494)
Growth	5,435,076	6,411,952	748,331
International Growth	77,954	698,249	83,449
Large Capital Growth	14,871	94,147	13,130
Small Cap	—	89,722	(60,638)

290

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$10.39		$12.38	$12.67	$12.20	$10.89	$11.05	$15.48		$17.96	$17.12	$14.19	$11.63	$11.18

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.23	0.23	0.25	0.21	0.23	0.01		(0.02)	(0.02)	(0.02)	0.03	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	0.23		(0.66)	0.53	1.17	1.39	(0.12)	0.64		(0.24)	2.62	3.66	2.54	0.45

Total income (loss) from investment operations	0.32		(0.43)	0.76	1.42	1.60	0.11	0.65		(0.26)	2.60	3.64	2.57	0.45

Distributions from:
Net investment income	–		(0.24)	(0.27)	(0.23)	(0.24)	(0.27)	–		–	–	(0.03)	(0.01)	(0.00)
Net realized gain on securities	–		(1.32)	(0.78)	(0.72)	(0.05)	–	–		(2.22)	(1.76)	(0.68)	–	–

Total distributions	–		(1.56)	(1.05)	(0.95)	(0.29)	(0.27)	–		(2.22)	(1.76)	(0.71)	(0.01)	(0.00)

Net asset value at end of period	$10.71		$10.39	$12.38	$12.67	$12.20	$10.89	$16.13		$15.48	$17.96	$17.12	$14.19	$11.63

TOTAL RETURN(a)	3.08%		(2.16)%	6.24%	12.04%	14.93%	1.10%	4.20%		0.17%	15.61%	25.69%	22.08%	4.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.70	%@	0.70%	0.68%	0.69%	0.75%	0.75%	0.84	%@	0.84%	0.83%	0.84%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.70	%@	0.70%	0.68%	0.69%	0.75%	0.75%	0.84	%@	0.84%	0.83%	0.84%	0.86%	0.86%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	–	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.68	%@	2.00%	1.81%	1.96%	1.79%	2.16%	0.08	%@	(0.09)%	(0.12)%	(0.10)%	0.21%	0.04%
Ratio of net investment income (loss) to average net assets(c)	1.68	%@	2.00%	1.81%	1.96%	1.79%	2.16%	0.08	%@	(0.09)%	(0.12)%	(0.10)%	0.20%	0.02%
Portfolio turnover rate	63%		102%	131%	99%	119%	115%	14%		30%	30%	34%	32%	25%
Number of shares outstanding at end of period (000’s)	14,857		15,824	14,473	13,917	13,421	13,302	37,350		39,796	36,354	35,957	34,888	34,789
Net assets at end of period (000’s)	$159,071		$164,358	$179,126	$176,344	$163,788	$144,854	$602,642		$615,927	$652,819	$615,447	$495,226	$404,646

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

291

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$13.97		$16.03	$15.19	$13.02	$10.02	$10.72	$9.95		$9.92	$9.84	$10.01	$10.11	$9.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.22	0.21	0.31	0.22	0.20	0.09		0.18	0.17	0.19	0.18	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	1.22		(1.11)	1.38	2.06	2.85	(0.73)	(0.20)		0.06	0.10	0.07	(0.05)	0.38

Total income (loss) from investment operations	1.36		(0.89)	1.59	2.37	3.07	(0.53)	(0.11)		0.24	0.27	0.26	0.13	0.65

Distributions from:
Net investment income	–		(0.21)	(0.26)	(0.20)	(0.07)	(0.17)	–		(0.19)	(0.19)	(0.29)	(0.23)	(0.31)
Net realized gain on securities	–		(0.96)	(0.49)	–	–	–	–		(0.02)	–	(0.14)	–	–

Total distributions	–		(1.17)	(0.75)	(0.20)	(0.07)	(0.17)	–		(0.21)	(0.19)	(0.43)	(0.23)	(0.31)

Net asset value at end of period	$15.33		$13.97	$16.03	$15.19	$13.02	$10.02	$9.84		$9.95	$9.92	$9.84	$10.01	$10.11

TOTAL RETURN(a)	9.74%		(4.47)%	10.70%	18.24%	30.82%	(4.87)%	(1.11)%		2.47%	2.76%	2.73%	1.28%	6.81%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.64	%@	0.64%	0.63%	0.64%	0.66%	0.66%
Ratio of expenses to average net assets(c)	0.92	%@	0.92%	0.92%	0.95%	1.01%	1.06%	0.64	%@	0.64%	0.63%	0.64%	0.66%	0.66%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	0.00%	0.01%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.89	%@	1.49%	1.33%	2.14%	1.96%	1.97%	1.74	%@	1.77%	1.72%	1.95%	1.73%	2.79%
Ratio of net investment income (loss) to average net assets(c)	1.82	%@	1.42%	1.26%	2.04%	1.80%	1.76%	1.74	%@	1.77%	1.72%	1.95%	1.73%	2.79%
Portfolio turnover rate	12%		26%	23%	27%	34%	18%	23%		71%	193%	129%	149%	141%
Number of shares outstanding at end of period (000’s)	3,751		4,104	3,906	3,533	3,217	2,841	19,442		23,716	25,822	19,965	22,968	23,049
Net assets at end of period (000’s)	$57,493		$57,330	$62,619	$53,675	$41,901	$28,476	$191,386		$236,062	$256,043	$196,550	$230,018	$232,990

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

292

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund							Dividend Value Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$19.51		$20.38	$18.63	$15.61	$12.27	$13.44	$11.54		$13.23	$13.23	$11.62	$9.33	$9.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.21	0.19	0.16	0.19	0.18	0.14		0.31	0.28	0.28	0.27	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	1.58		(0.87)	1.74	3.07	3.36	(1.21)	0.95		(0.24)	0.85	1.59	2.17	(0.08)

Total income (loss) from investment operations	1.71		(0.66)	1.93	3.23	3.55	(1.03)	1.09		0.07	1.13	1.87	2.44	0.15

Distributions from:
Net investment income	–		(0.21)	(0.18)	(0.21)	(0.21)	(0.14)	–		(0.32)	(0.28)	(0.26)	(0.15)	(0.13)
Net realized gain on securities	–		–	–	–	–	–	–		(1.44)	(0.85)	–	–	–

Total distributions	–		(0.21)	(0.18)	(0.21)	(0.21)	(0.14)	–		(1.76)	(1.13)	(0.26)	(0.15)	(0.13)

Net asset value at end of period	$21.22		$19.51	$20.38	$18.63	$15.61	$12.27	$12.63		$11.54	$13.23	$13.23	$11.62	$9.33

TOTAL RETURN(a)	8.76%		(3.07)%	10.41%	20.78%	29.19%	(7.63)%	9.45%		2.20%	8.69%	16.22%	26.34%	1.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%	0.80%	0.80%	0.80%	0.80%	0.82	%@	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92	%@	0.92%	0.92%	0.93%	0.95%	0.94%	0.83	%@	0.83%	0.82%	0.83%	0.86%	0.89%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.25	%@	1.11%	0.94%	0.95%	1.38%	1.48%	2.32	%@	2.55%	2.06%	2.20%	2.62%	2.58%
Ratio of net investment income (loss) to average net assets(c)	1.13	%@	0.99%	0.82%	0.82%	1.23%	1.34%	2.31	%@	2.54%	2.05%	2.19%	2.58%	2.52%
Portfolio turnover rate	17%		41%	40%	39%	72%	81%	35%		45%	35%	37%	27%	12%
Number of shares outstanding at end of period (000’s)	11,065		11,771	13,047	14,433	15,531	17,200	57,452		50,727	48,504	46,936	48,835	37,111
Net assets at end of period (000’s)	$234,844		$229,637	$265,955	$268,866	$242,367	$210,989	$725,586		$585,505	$641,719	$621,033	$567,499	$346,432

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

293

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund							Emerging Economies Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,			December 19, 2012* to May 31, 2013		Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014					2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$10.76		$12.04	$11.93	$10.87	$10.00		$6.18		$7.84	$8.12	$8.09	$7.09	$8.53

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.17	0.16	0.18	(0.00)		0.07		0.13	0.18	0.17	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.18		(0.79)	0.32	0.92	0.87		0.56		(1.61)	(0.30)	(0.02)	0.92	(1.47)

Total income (loss) from investment operations	0.18		(0.62)	0.48	1.10	0.87		0.63		(1.48)	(0.12)	0.15	1.05	(1.36)

Distributions from:
Net investment income	–		(0.22)	(0.17)	–	–		–		(0.18)	(0.16)	(0.12)	(0.05)	(0.08)
Net realized gain on securities	–		(0.44)	(0.20)	(0.04)	–		–		–	–	–	–	–

Total distributions	–		(0.66)	(0.37)	(0.04)	–		–		(0.18)	(0.16)	(0.12)	(0.05)	(0.08)

Net asset value at end of period	$10.94		$10.76	$12.04	$11.93	$10.87		$6.81		$6.18	$7.84	$8.12	$8.09	$7.09

TOTAL RETURN(a)	1.67%		(4.70)%	4.04%	10.11%	8.70%		10.19%		(18.60)%	(1.35)%	1.97%	14.79%	(15.99)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32	%@	0.32%	0.32%	0.32%	0.32	%@	0.94	%@	0.97%	0.94%	0.95%	0.98%	1.04%
Ratio of expenses to average net assets(c)	0.31	%@	0.32%	0.32%	0.34%	0.63	%@	0.94	%@	0.97%	0.94%	0.95%	0.98%	1.04%
Ratio of expense reductions to average net assets	–		–	–	0.00%	–		0.00	%@	0.00%	0.00%	–	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%@	1.50%	1.33%	1.65%	(0.04	)%@	2.24	%@	2.02%	2.23%	2.18%	1.71%	1.50%
Ratio of net investment income (loss) to average net assets(c)	0.01	%@	1.51%	1.33%	1.63%	(0.35	)%@	2.24	%@	2.02%	2.23%	2.18%	1.71%	1.50%
Portfolio turnover rate	7%		20%	31%	9%	2%		31%		64%	65%	55%	53%	108%
Number of shares outstanding at end of period (000’s)	22,142		23,095	22,646	21,373	7,996		100,726		83,618	82,682	83,593	86,346	70,660
Net assets at end of period (000’s)	$242,243		$248,446	$272,705	$255,001	$86,904		$685,570		$517,011	$648,339	$678,406	$698,480	$501,317

#	Unaudited
@	Annualized
*	Commencement of operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

294

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Foreign Value Fund							Global Real Estate Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$8.78		$10.44	$11.44	$9.61	$7.30	$10.18	$8.02		$8.60	$8.58	$8.95	$7.46	$9.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.18	0.20	0.27	0.20	0.25	0.12		0.18	0.21	0.22	0.15	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	0.51		(1.64)	(0.94)	1.78	2.39	(2.89)	(0.45)		(0.14)	0.28	0.48	1.72	(0.95)

Total income (loss) from investment operations	0.57		(1.46)	(0.74)	2.05	2.59	(2.64)	(0.33)		0.04	0.49	0.70	1.87	(0.78)

Distributions from:
Net investment income	–		(0.20)	(0.26)	(0.22)	(0.28)	(0.24)	–		(0.26)	(0.23)	(0.49)	(0.13)	(0.29)
Net realized gain on securities	–		–	–	–	–	–	–		(0.36)	(0.24)	(0.58)	(0.25)	(0.47)

Total distributions	–		(0.20)	(0.26)	(0.22)	(0.28)	(0.24)	–		(0.62)	(0.47)	(1.07)	(0.38)	(0.76)

Net asset value at end of period	$9.35		$8.78	$10.44	$11.44	$9.61	$7.30	$7.69		$8.02	$8.60	$8.58	$8.95	$7.46

TOTAL RETURN(a)	6.49%		(13.72)%	(6.23)%	21.39%	35.97%	(26.11)%	(4.11)%		1.53%	5.61%	8.76%	25.49%	(7.94)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.79%	0.79%	0.80%	0.83%	0.83%	0.84	%@	0.85%	0.85%	0.86%	0.89%	0.92%
Ratio of expenses to average net assets(c)	0.80	%@	0.79%	0.79%	0.80%	0.83%	0.83%	0.84	%@	0.85%	0.85%	0.86%	0.89%	0.92%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.34	%@	1.97%	1.90%	2.53%	2.33%	2.94%	2.90	%@	2.18%	2.46%	2.51%	1.79%	2.25%
Ratio of net investment income (loss) to average net assets(c)	1.34	%@	1.97%	1.90%	2.53%	2.33%	2.94%	2.90	%@	2.18%	2.46%	2.51%	1.79%	2.25%
Portfolio turnover rate	18%		21%	31%	27%	23%	25%	26%		71%	44%	41%	52%	88%
Number of shares outstanding at end of period (000’s)	86,524		93,244	94,932	94,131	94,998	103,881	59,955		61,190	59,795	48,168	42,969	37,728
Net assets at end of period (000’s)	$809,402		$818,993	$990,964	$1,077,192	$913,025	$758,094	$461,280		$490,714	$514,347	$413,082	$384,543	$281,639

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

295

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Social Awareness Fund							Global Strategy Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$21.01		$22.11	$21.00	$17.38	$13.72	$15.79	$10.48		$13.58	$14.12	$12.66	$10.41	$12.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.34	0.35	0.42	0.33	0.29	0.14		0.27	0.30	0.39	0.34	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	0.37		(1.02)	1.20	3.49	3.61	(2.06)	0.28		(1.80)	(0.03)	1.53	2.65	(1.66)

Total income (loss) from investment operations	0.50		(0.68)	1.55	3.91	3.94	(1.77)	0.42		(1.53)	0.27	1.92	2.99	(1.25)

Distributions from:
Net investment income	–		(0.42)	(0.44)	(0.29)	(0.28)	(0.30)	–		(0.72)	(0.37)	(0.46)	(0.74)	(0.53)
Net realized gain on securities	–		–	–	–	–	–	–		(0.85)	(0.44)	–	–	–

Total distributions	–		(0.42)	(0.44)	(0.29)	(0.28)	(0.30)	–		(1.57)	(0.81)	(0.46)	(0.74)	(0.53)

Net asset value at end of period	$21.51		$21.01	$22.11	$21.00	$17.38	$13.72	$10.90		$10.48	$13.58	$14.12	$12.66	$10.41

TOTAL RETURN(a)	2.38%		(2.83)%	7.45%	22.60%	28.99%	(11.20)%	4.01%		(10.23)%	2.14%	15.32%	29.44%	(10.28)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63	%@	0.63%	0.62%	0.64%	0.68%	0.68%	0.66	%@	0.64%	0.64%	0.64%	0.67%	0.67%
Ratio of expenses to average net assets(c)	0.63	%@	0.63%	0.62%	0.64%	0.68%	0.68%	0.66	%@	0.64%	0.64%	0.64%	0.67%	0.67%
Ratio of expense reductions to average net assets	–		–	–	0.00%	0.00%	0.01%	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.23	%@	1.65%	1.63%	2.18%	2.07%	1.98%	2.61	%@	2.26%	2.20%	2.90%	2.84%	3.65%
Ratio of net investment income (loss) to average net assets(c)	1.23	%@	1.65%	1.63%	2.18%	2.07%	1.98%	2.61	%@	2.26%	2.20%	2.90%	2.84%	3.65%
Portfolio turnover rate	23%		0%	88%	99%	101%	102%	18%		26%	28%	25%	23%	28%
Number of shares outstanding at end of period (000’s)	19,232		17,949	19,139	20,949	17,295	17,590	36,926		41,208	37,891	39,108	36,722	42,243
Net assets at end of period (000’s)	$413,652		$377,114	$423,242	$439,972	$300,545	$241,281	$402,564		$431,935	$514,564	$552,074	$465,060	$439,884

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

296

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market I Fund										Government Securities Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,								Six Months Ended November 30, 2016#		Year Ended May 31,
			2016		2015		2014	2013	2012				2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$10.85		$10.82	$10.73	$10.95	$11.34	$10.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00		0.00		0.00	0.00	0.00		0.11		0.22	0.22	0.24	0.23	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00		0.00		–	0.00	0.00		(0.27)		0.08	0.11	(0.17)	(0.28)	0.70

Total income (loss) from investment operations	0.00		0.00		0.00		0.00	0.00	0.00		(0.16)		0.30	0.33	0.07	(0.05)	0.97

Distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.00)	(0.00)	(0.00)		–		(0.27)	(0.24)	(0.25)	(0.28)	(0.33)
Net realized gain on securities	–		–		–		–	–	–		–		–	–	(0.04)	(0.06)	–

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)	(0.00)	(0.00)		–		(0.27)	(0.24)	(0.29)	(0.34)	(0.33)

Net asset value at end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$10.69		$10.85	$10.82	$10.73	$10.95	$11.34

TOTAL RETURN(a)	0.01%		0.01	%(g)	0.01	%(f)	0.01%	0.01%	0.01	%(f)	(1.47)%		2.74%	3.07%	0.67%	(0.49)%	9.19	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.40	%@	0.26%		0.14%		0.16%	0.21%	0.17%		0.64	%@	0.64%	0.64%	0.65%	0.66%	0.67%
Ratio of expenses to average net assets(c)	0.54	%@	0.51%		0.51%		0.51%	0.52%	0.52%		0.64	%@	0.64%	0.64%	0.65%	0.66%	0.69%
Ratio of expense reductions to average net assets	–		–		–		–	–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.01	%@	0.01%		0.01%		0.01%	0.01%	0.01%		1.91	%@	2.02%	2.01%	2.19%	2.04%	2.51%
Ratio of net investment income (loss) to average net assets(c)	(0.13	)%@	(0.24)%		(0.36)%		(0.34)%	(0.30)%	(0.33)%		1.91	%@	2.02%	2.01%	2.19%	2.04%	2.49%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A		11%		17%	7%	28%	64%	230%
Number of shares outstanding at end of period (000’s)	347,463		343,490		343,881		367,402	378,729	409,147		13,483		14,278	14,967	15,115	12,492	12,866
Net assets at end of period (000’s)	$347,465		$343,490		$343,363		$366,768	$378,086	$408,487		$144,089		$154,987	$161,977	$162,121	$136,786	$145,929

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

297

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund							Growth & Income Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$13.47		$16.40	$16.76	$13.93	$11.67	$11.85	$18.44		$19.70	$17.74	$14.78	$12.03	$12.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.12	0.10	0.10	0.12	0.09	0.11		0.20	0.20	0.18	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.38		(0.52)	1.67	2.87	2.23	(0.19)	1.02		(0.34)	1.94	2.91	2.74	(0.79)

Total income (loss) from investment operations	0.43		(0.40)	1.77	2.97	2.35	(0.10)	1.13		(0.14)	2.14	3.09	2.87	(0.68)

Distributions from:
Net investment income	–		(0.10)	(0.11)	(0.14)	(0.09)	(0.08)	–		(0.24)	(0.18)	(0.13)	(0.12)	(0.09)
Net realized gain on securities	–		(2.43)	(2.02)	–	–	–	–		(0.88)	–	–	–	–

Total distributions	–		(2.53)	(2.13)	(0.14)	(0.09)	(0.08)	–		(1.12)	(0.18)	(0.13)	(0.12)	(0.09)

Net asset value at end of period	$13.90		$13.47	$16.40	$16.76	$13.93	$11.67	$19.57		$18.44	$19.70	$17.74	$14.78	$12.03

TOTAL RETURN(a)	3.19%		(0.63)%	10.89%	21.34%	20.22%	(0.78)%	6.13%		0.08%	12.11%	20.97%	24.00%	(5.23)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%@	0.79%	0.80%	0.81%	0.81%	0.81%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.82	%@	0.81%	0.80%	0.81%	0.83%	0.84%	0.91	%@	0.91%	0.90%	0.93%	0.96%	0.98%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.70	%@	0.78%	0.60%	0.65%	0.95%	0.77%	1.16	%@	1.08%	1.05%	1.10%	1.01%	0.92%
Ratio of net investment income (loss) to average net assets(c)	0.65	%@	0.77%	0.60%	0.65%	0.93%	0.74%	1.10	%@	1.02%	1.00%	1.02%	0.90%	0.79%
Portfolio turnover rate	33%		102%	99%	90%	81%	87%	17%		33%	38%	169%	299%	227%
Number of shares outstanding at end of period (000’s)	61,700		70,537	62,664	60,543	59,131	65,596	5,694		6,176	6,180	6,449	6,471	6,737
Net assets at end of period (000’s)	$857,590		$949,998	$1,027,988	$1,014,642	$823,541	$765,515	$111,450		$113,885	$121,742	$114,405	$95,667	$81,057

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

298

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund							Inflation Protected Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$19.88		$27.01	$21.10	$16.52	$12.61	$12.78	$10.76		$10.92	$11.33	$11.53	$11.79	$10.89

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.09)	(0.14)	(0.12)	(0.07)	(0.07)	0.14		0.15	0.12	0.24	0.23	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.22)		(3.83)	9.66	5.43	4.82	0.68	(0.08)		(0.16)	(0.30)	(0.17)	(0.18)	0.70

Total income (loss) from investment operations	(0.25)		(3.92)	9.52	5.31	4.75	0.61	0.06		(0.01)	(0.18)	0.07	0.05	1.07

Distributions from:
Net investment income	–		–	–	–	–	(0.26)	–		(0.13)	(0.21)	(0.22)	(0.31)	(0.17)
Net realized gain on securities	–		(3.21)	(3.61)	(0.73)	(0.84)	(0.52)	–		(0.02)	(0.02)	(0.05)	–	–

Total distributions	–		(3.21)	(3.61)	(0.73)	(0.84)	(0.78)	–		(0.15)	(0.23)	(0.27)	(0.31)	(0.17)

Net asset value at end of period	$19.63		$19.88	$27.01	$21.10	$16.52	$12.61	$10.82		$10.76	$10.92	$11.33	$11.53	$11.79

TOTAL RETURN(a)	(1.26)%		(13.12)%	47.50%	32.09%	39.14%	5.81%	0.56%		(0.09)%	(1.57)%	0.73%	0.32%	9.93%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.06	%@	1.06%	1.09%	1.11%	1.15%	1.16%	0.58	%@	0.59%	0.58%	0.59%	0.60%	0.61%
Ratio of expenses to average net assets(c)	1.09	%@	1.09%	1.09%	1.11%	1.15%	1.16%	0.58	%@	0.59%	0.58%	0.59%	0.60%	0.61%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.26	)%@	(0.40)%	(0.59)%	(0.59)%	(0.48)%	(0.60)%	2.48	%@	1.38%	1.12%	2.16%	1.94%	3.22%
Ratio of net investment income (loss) to average net assets(c)	(0.29	)%@	(0.43)%	(0.59)%	(0.59)%	(0.48)%	(0.60)%	2.48	%@	1.38%	1.12%	2.16%	1.94%	3.22%
Portfolio turnover rate	15%		31%	26%	59%	16%	21%	33%		33%	33%	45%	60%	52%
Number of shares outstanding at end of period (000’s)	36,063		40,409	34,776	27,492	24,949	20,668	45,971		42,345	44,644	41,413	38,711	35,093
Net assets at end of period (000’s)	$707,794		$803,402	$939,311	$580,157	$412,098	$260,654	$497,506		$455,830	$487,477	$469,056	$446,317	$413,818

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

299

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund							International Government Bond Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$6.22		$7.13	$7.44	$6.47	$5.22	$6.84	$11.43		$11.26	$12.24	$12.12	$12.62	$12.86

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.16	0.19	0.23	0.17	0.16	0.12		0.27	0.32	0.33	0.35	0.39
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.15)		(0.89)	(0.25)	0.92	1.25	(1.60)	(0.43)		0.23	(0.98)	0.15	(0.06)	(0.03)

Total income (loss) from investment operations	(0.09)		(0.73)	(0.06)	1.15	1.42	(1.44)	(0.31)		0.50	(0.66)	0.48	0.29	0.36

Distributions from:
Net investment income	–		(0.18)	(0.25)	(0.18)	(0.17)	(0.18)	–		(0.29)	(0.29)	(0.22)	(0.45)	(0.46)
Net realized gain on securities	–		–	–	–	–	–	–		(0.04)	(0.03)	(0.14)	(0.34)	(0.14)

Total distributions	–		(0.18)	(0.25)	(0.18)	(0.17)	(0.18)	–		(0.33)	(0.32)	(0.36)	(0.79)	(0.60)

Net asset value at end of period	$6.13		$6.22	$7.13	$7.44	$6.47	$5.22	$11.12		$11.43	$11.26	$12.24	$12.12	$12.62

TOTAL RETURN(a)	(1.45)%		(9.99)%	(0.57)%	17.90%	27.39%	(21.18)%	(2.71)%		4.61%	(5.43)%	4.12%	2.03%	2.86%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44	%@	0.43%	0.44%	0.46%	0.53%	0.52%	0.63	%@	0.64%	0.65%	0.65%	0.66%	0.67%
Ratio of expenses to average net assets(c)	0.44	%@	0.43%	0.44%	0.46%	0.53%	0.52%	0.63	%@	0.64%	0.65%	0.65%	0.66%	0.67%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.98	%@	2.52%	2.62%	3.27%	2.85%	2.78%	2.02	%@	2.45%	2.69%	2.78%	2.75%	3.08%
Ratio of net investment income (loss) to average net assets(c)	1.98	%@	2.52%	2.62%	3.27%	2.85%	2.78%	2.02	%@	2.45%	2.69%	2.78%	2.75%	3.08%
Portfolio turnover rate	5%		4%	40%	60%	51%	99%	28%		95%	43%	42%	74%	126%
Number of shares outstanding at end of period (000’s)	144,379		159,381	151,718	157,825	154,632	132,279	19,483		17,601	15,220	15,459	15,235	15,494
Net assets at end of period (000’s)	$884,848		$991,380	$1,081,174	$1,174,840	$1,000,950	$689,840	$216,674		$201,253	$171,312	$189,241	$184,590	$195,494

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

300

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund							Large Cap Core Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$11.63		$14.18	$14.14	$12.36	$9.81	$12.04	$10.77		$13.74	$14.25	$12.85	$11.22	$12.33

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.15	0.16	0.16	0.17	0.18	0.07		0.12	0.11	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.49)		(1.58)	0.17	1.87	2.55	(2.22)	0.32		(0.25)	1.84	2.40	3.10	(0.73)

Total income (loss) from investment operations	(0.46)		(1.43)	0.33	2.03	2.72	(2.04)	0.39		(0.13)	1.95	2.55	3.24	(0.61)

Distributions from:
Net investment income	–		(0.17)	(0.20)	(0.25)	(0.17)	(0.19)	–		(0.45)	(0.16)	(0.14)	(0.12)	(0.11)
Net realized gain on securities	–		(0.95)	(0.09)	–	–	–	–		(2.39)	(2.30)	(1.01)	(1.49)	(0.39)

Total distributions	–		(1.12)	(0.29)	(0.25)	(0.17)	(0.19)	–		(2.84)	(2.46)	(1.15)	(1.61)	(0.50)

Net asset value at end of period	$11.17		$11.63	$14.18	$14.14	$12.36	$9.81	$11.16		$10.77	$13.74	$14.25	$12.85	$11.22

TOTAL RETURN(a)	(3.96)%		(9.20)%	2.48%	16.48%	27.92%	(16.96)%	3.62%		1.84%	14.34%	20.28%	31.57%	(4.78)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01	%@	1.01%	1.01%	1.01%	1.01%	1.01%	0.83	%@	0.83%	0.83%	0.84%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.10	%@	1.06%	1.06%	1.06%	1.10%	1.11%	0.83	%@	0.83%	0.83%	0.84%	0.85%	0.89%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%@	0.01%	0.01%	0.01%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	0.59	%@	1.21%	1.15%	1.22%	1.51%	1.72%	1.17	%@	0.93%	0.75%	1.09%	1.14%	1.04%
Ratio of net investment income (loss) to average net assets(c)	0.50	%@	1.16%	1.11%	1.17%	1.42%	1.62%	1.17	%@	0.93%	0.75%	1.09%	1.14%	0.99%
Portfolio turnover rate	21%		36%	44%	53%	55%	53%	24%		53%	64%	76%	64%	106%
Number of shares outstanding at end of period (000’s)	36,956		44,791	43,817	45,685	48,797	49,532	13,538		15,240	13,111	12,606	12,501	11,170
Net assets at end of period (000’s)	$412,758		$521,012	$621,387	$646,032	$603,086	$485,839	$151,111		$164,060	$180,201	$179,649	$160,617	$125,281

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

301

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$12.21		$12.75	$13.97	$12.46	$11.48	$12.31	$24.87		$28.52	$27.24	$24.44	$19.74	$22.71

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.09	0.11	0.08	0.07	0.02	0.19		0.32	0.32	0.28	0.29	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.02)		0.04	1.35	2.58	1.94	(0.82)	2.27		(1.06)	2.86	3.99	5.38	(1.74)

Total income (loss) from investment operations	0.02		0.13	1.46	2.66	2.01	(0.80)	2.46		(0.74)	3.18	4.27	5.67	(1.53)

Distributions from:
Net investment income	–		(0.11)	(0.08)	(0.07)	(0.03)	(0.03)	–		(0.34)	(0.29)	(0.31)	(0.22)	(0.26)
Net realized gain on securities	–		(0.56)	(2.60)	(1.08)	(1.00)	–	–		(2.57)	(1.61)	(1.16)	(0.75)	(1.18)

Total distributions	–		(0.67)	(2.68)	(1.15)	(1.03)	(0.03)	–		(2.91)	(1.90)	(1.47)	(0.97)	(1.44)

Net asset value at end of period	$12.23		$12.21	$12.75	$13.97	$12.46	$11.48	$27.33		$24.87	$28.52	$27.24	$24.44	$19.74

TOTAL RETURN(a)	0.16%		1.73%	11.01%	21.79%	18.63%	(6.45)%	9.89%		(0.69)%	11.92%	17.69%	29.61%	(6.38)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75	%@	0.75%	0.75%	0.76%	0.77%	0.78%	0.36	%@	0.36%	0.36%	0.36%	0.38%	0.38%
Ratio of expenses to average net assets(c)	0.75	%@	0.75%	0.75%	0.76%	0.77%	0.78%	0.36	%@	0.36%	0.36%	0.36%	0.38%	0.38%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.65	%@	0.73%	0.83%	0.57%	0.58%	0.19%	1.47	%@	1.23%	1.15%	1.06%	1.33%	1.02%
Ratio of net investment income (loss) to average net assets(c)	0.65	%@	0.73%	0.83%	0.57%	0.58%	0.19%	1.47	%@	1.23%	1.15%	1.06%	1.33%	1.02%
Portfolio turnover rate	11%		24%	26%	137%	195%	173%	6%		15%	13%	11%	8%	11%
Number of shares outstanding at end of period (000’s)	30,743		32,186	33,071	29,214	29,489	29,965	117,427		119,786	116,969	116,691	119,703	122,335
Net assets at end of period (000’s)	$376,136		$393,063	$421,567	$408,050	$367,527	$343,971	$3,208,764		$2,979,477	$3,335,644	$3,179,031	$2,925,308	$2,415,464

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

302

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund							Nasdaq-100® Index Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$12.58		$15.35	$15.99	$14.16	$11.83	$13.62	$9.92		$10.36	$8.71	$6.98	$6.03	$6.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.00	(0.03)	(0.01)	0.08	0.01	0.04		0.08	0.07	0.10	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	0.67		(0.82)	1.83	2.12	2.55	(1.74)	0.63		(0.02)	1.79	1.74	1.06	0.31

Total income (loss) from investment operations	0.68		(0.82)	1.80	2.11	2.63	(1.73)	0.67		0.06	1.86	1.84	1.13	0.35

Distributions from:
Net investment income	–		–	–	(0.08)	–	(0.06)	–		(0.07)	(0.09)	(0.07)	(0.03)	(0.02)
Net realized gain on securities	–		(1.95)	(2.44)	(0.20)	(0.30)	–	–		(0.43)	(0.12)	(0.04)	(0.15)	(0.75)

Total distributions	–		(1.95)	(2.44)	(0.28)	(0.30)	(0.06)	–		(0.50)	(0.21)	(0.11)	(0.18)	(0.77)

Net asset value at end of period	$13.26		$12.58	$15.35	$15.99	$14.16	$11.83	$10.59		$9.92	$10.36	$8.71	$6.98	$6.03

TOTAL RETURN(a)	5.41%		(2.91)%	11.60%	14.78%	22.76%	(12.67)%	6.75%		1.18%	21.42%	26.44%	19.16%	6.91%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.82	%@	0.83%	0.81%	0.82%	0.85%	0.85%	0.53	%@	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.82	%@	0.83%	0.81%	0.82%	0.86%	0.86%	0.55	%@	0.56%	0.54%	0.57%	0.57%	0.59%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.01%	0.01%	0.01%	0.01%	–		–	–	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	0.20	%@	0.00%	(0.21)%	(0.06)%	0.63%	0.09%	0.73	%@	0.80%	0.72%	1.28%	1.06%	0.59%
Ratio of net investment income (loss) to average net assets(c)	0.20	%@	0.00%	(0.21)%	(0.06)%	0.62%	0.08%	0.72	%@	0.78%	0.71%	1.25%	1.02%	0.52%
Portfolio turnover rate	21%		95%	47%	65%	61%	62%	2%		8%	7%	8%	5%	12%
Number of shares outstanding at end of period (000’s)	18,332		19,764	18,777	18,583	18,378	20,800	30,521		32,164	31,854	29,275	29,011	27,028
Net assets at end of period (000’s)	$243,104		$248,619	$288,138	$297,068	$260,138	$246,037	$323,348		$319,222	$330,077	$255,120	$202,595	$162,983

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

303

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund							Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$21.30		$26.68	$24.83	$19.19	$15.84	$17.57	$10.17		$14.56	$14.12	$13.18	$10.33	$12.63

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		(0.02)	(0.03)	(0.04)	0.03	(0.01)	(0.01)		(0.03)	(0.06)	(0.11)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.65		(0.71)	4.70	5.71	3.32	(1.72)	1.17		(2.61)	4.01	2.50	3.08	(1.46)

Total income (loss) from investment operations	1.65		(0.73)	4.67	5.67	3.35	(1.73)	1.16		(2.64)	3.95	2.39	3.01	(1.52)

Distributions from:
Net investment income	–		–	–	(0.03)	–	–	–		–	–	–	–	–
Net realized gain on securities	–		(4.65)	(2.82)	–	–	–	–		(1.75)	(3.51)	(1.45)	(0.16)	(0.78)

Total distributions	–		(4.65)	(2.82)	(0.03)	–	–	–		(1.75)	(3.51)	(1.45)	(0.16)	(0.78)

Net asset value at end of period	$22.95		$21.30	$26.68	$24.83	$19.19	$15.84	$11.33		$10.17	$14.56	$14.12	$13.18	$10.33

TOTAL RETURN(a)	7.75%		0.39%	19.52%	29.55%	21.15%	(9.85)%	11.41%		(16.21)%	30.24%	17.46%	29.43%	(11.72)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99	%@	0.99%	0.98%	0.99%	1.02%	1.02%	0.99	%@	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.99	%@	0.99%	0.98%	0.99%	1.02%	1.02%	1.02	%@	1.01%	1.01%	1.02%	1.05%	1.10%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.01%	0.01%	0.01%	0.01%	0.00	%@	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.03	)%@	(0.07)%	(0.12)%	(0.18)%	0.15%	(0.10)%	(0.23	)%@	(0.24)%	(0.42)%	(0.70)%	(0.61)%	(0.59)%
Ratio of net investment income (loss) to average net assets(c)	(0.03	)%@	(0.07)%	(0.12)%	(0.18)%	0.15%	(0.10)%	(0.26	)%@	(0.26)%	(0.44)%	(0.72)%	(0.67)%	(0.70)%
Portfolio turnover rate	49%		107%	101%	102%	99%	113%	43%		101%	94%	111%	97%	169%
Number of shares outstanding at end of period (000’s)	41,404		43,694	38,035	37,726	40,253	45,092	9,411		10,084	7,959	7,180	6,240	6,994
Net assets at end of period (000’s)	$950,263		$930,756	$1,014,902	$936,688	$772,614	$714,118	$106,666		$102,540	$115,869	$101,410	$82,222	$72,224

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

304

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$10.96		$14.18	$15.00	$13.46	$10.33	$11.22	$17.91		$21.23	$20.40	$18.13	$14.03	$15.60

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.04	0.02	0.00	0.04	0.00	0.14		0.24	0.24	0.21	0.24	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	1.03		(1.17)	1.55	2.31	3.10	(0.88)	2.61		(1.86)	1.99	2.80	4.06	(1.61)

Total income (loss) from investment operations	1.05		(1.13)	1.57	2.31	3.14	(0.88)	2.75		(1.62)	2.23	3.01	4.30	(1.43)

Distributions from:
Net investment income	–		(0.03)	–	(0.05)	(0.01)	(0.01)	–		(0.25)	(0.23)	(0.26)	(0.20)	(0.14)
Net realized gain on securities	–		(2.06)	(2.39)	(0.72)	–	–	–		(1.45)	(1.17)	(0.48)	–	–

Total distributions	–		(2.09)	(2.39)	(0.77)	(0.01)	(0.01)	–		(1.70)	(1.40)	(0.74)	(0.20)	(0.14)

Net asset value at end of period	$12.01		$10.96	$14.18	$15.00	$13.46	$10.33	$20.66		$17.91	$21.23	$20.40	$18.13	$14.03

TOTAL RETURN(a)	9.58%		(5.20)%	11.10%	17.13%	30.40%	(7.81)%	15.35%		(6.05)%	11.23%	16.64%	30.91%	(9.13)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.93%	0.41	%@	0.42%	0.40%	0.40%	0.44%	0.44%
Ratio of expenses to average net assets(c)	1.03	%@	1.01%	1.00%	1.01%	1.04%	1.05%	0.41	%@	0.42%	0.40%	0.40%	0.44%	0.44%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	0.01%	0.00%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.28	%@	0.29%	0.15%	0.01%	0.35%	0.01%	1.44	%@	1.26%	1.15%	1.03%	1.51%	1.26%
Ratio of net investment income (loss) to average net assets(c)	0.18	%@	0.21%	0.08%	(0.07)%	0.24%	(0.11)%	1.44	%@	1.26%	1.15%	1.03%	1.51%	1.26%
Portfolio turnover rate	19%		29%	32%	32%	27%	39%	10%		13%	14%	13%	12%	14%
Number of shares outstanding at end of period (000’s)	26,168		27,431	24,990	24,251	26,071	28,964	54,704		55,029	52,734	54,260	54,297	57,427
Net assets at end of period (000’s)	$314,226		$300,734	$354,294	$363,807	$350,845	$299,145	$1,130,099		$985,833	$1,119,463	$1,106,865	$984,357	$805,784

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

305

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund							Small-Mid Growth Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$12.05		$13.74	$13.87	$11.32	$8.99	$9.67	$11.23		$13.57	$14.54	$12.67	$10.56	$11.72

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.16	0.18	0.12	0.07	0.05	(0.02)		(0.04)	(0.06)	(0.07)	0.00	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.81		(0.24)	0.92	2.53	2.32	(0.66)	(0.01)		(1.07)	2.72	2.45	2.11	(1.11)

Total income (loss) from investment operations	1.89		(0.08)	1.10	2.65	2.39	(0.61)	(0.03)		(1.11)	2.66	2.38	2.11	(1.16)

Distributions from:
Net investment income	–		(0.21)	(0.14)	(0.10)	(0.06)	(0.07)	–		–	–	(0.01)	–	–
Net realized gain on securities	–		(1.40)	(1.09)	–	–	–	–		(1.23)	(3.63)	(0.50)	–	–

Total distributions	–		(1.61)	(1.23)	(0.10)	(0.06)	(0.07)	–		(1.23)	(3.63)	(0.51)	–	–

Net asset value at end of period	$13.94		$12.05	$13.74	$13.87	$11.32	$8.99	$11.20		$11.23	$13.57	$14.54	$12.67	$10.56

TOTAL RETURN(a)	15.68%		1.49%	8.16%	23.43%	26.67%	(6.27)%	(0.27)%		(6.27)%	19.75%	18.77%	19.98%	(9.90)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.87	%@	0.88%	0.87%	0.88%	0.90%	0.90%	1.00	%@	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.87	%@	0.88%	0.87%	0.88%	0.92%	0.93%	1.01	%@	1.00%	1.00%	1.03%	1.05%	1.06%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	0.01%	0.00%	0.01%	0.01%	0.00	%@	0.01%	0.01%	0.00%	0.01%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.20	%@	1.29%	1.23%	0.89%	0.74%	0.59%	(0.29	)%@	(0.33)%	(0.41)%	(0.50)%	0.03%	(0.52)%
Ratio of net investment income (loss) to average net assets(c)	1.20	%@	1.29%	1.23%	0.89%	0.72%	0.57%	(0.30	)%@	(0.33)%	(0.41)%	(0.52)%	(0.02)%	(0.58)%
Portfolio turnover rate	25%		74%	52%	65%	58%	60%	27%		64%	55%	148%	107%	120%
Number of shares outstanding at end of period (000’s)	20,014		19,831	17,394	17,993	19,976	20,167	8,995		9,812	9,713	8,584	8,625	9,581
Net assets at end of period (000’s)	$278,947		$238,888	$238,986	$249,579	$226,140	$181,376	$100,707		$110,230	$131,771	$124,839	$109,283	$101,132

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

306

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Value Fund
	Six Months Ended November 30, 2016#		Year Ended May 31,					Six Months Ended November 30, 2016#		Year Ended May 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$33.14		$36.60	$34.65	$30.07	$24.50	$26.71	$14.93		$15.46	$14.18	$12.40	$9.63	$10.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.33		0.63	0.62	0.55	0.53	0.45	0.11		0.26	0.21	0.19	0.20	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	1.61		(0.59)	3.29	5.38	5.91	(0.76)	0.78		(0.57)	1.29	1.81	2.83	(0.70)

Total income (loss) from investment operations	1.94		0.04	3.91	5.93	6.44	(0.31)	0.89		(0.31)	1.50	2.00	3.03	(0.52)

Distributions from:
Net investment income	–		(0.89)	(0.60)	(0.56)	(0.46)	(0.46)	–		(0.22)	(0.22)	(0.22)	(0.26)	(0.13)
Net realized gain on securities	–		(2.61)	(1.36)	(0.79)	(0.41)	(1.44)	–		–	–	–	–	–

Total distributions	–		(3.50)	(1.96)	(1.35)	(0.87)	(1.90)	–		(0.22)	(0.22)	(0.22)	(0.26)	(0.13)

Net asset value at end of period	$35.08		$33.14	$36.60	$34.65	$30.07	$24.50	$15.82		$14.93	$15.46	$14.18	$12.40	$9.63

TOTAL RETURN(a)	5.85%		1.38%	11.41%	20.01%	26.86%	(0.76)%	5.96%		(1.80)%	10.65%	16.26%	31.97%	(5.00)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35	%@	0.35%	0.34%	0.35%	0.36%	0.37%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.35	%@	0.35%	0.34%	0.35%	0.36%	0.37%	0.93	%@	0.93%	0.93%	0.93%	0.95%	0.97%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.91	%@	1.83%	1.68%	1.71%	1.94%	1.83%	1.50	%@	1.78%	1.33%	1.46%	1.87%	1.87%
Ratio of net investment income (loss) to average net assets(c)	1.91	%@	1.83%	1.68%	1.71%	1.94%	1.83%	1.41	%@	1.69%	1.25%	1.38%	1.77%	1.75%
Portfolio turnover rate	1%		3%	3%	4%	3%	3%	8%		15%	16%	16%	23%	13%
Number of shares outstanding at end of period (000’s)	117,845		124,483	123,499	129,109	132,191	138,507	6,918		7,241	7,559	8,595	8,978	10,469
Net assets at end of period (000’s)	$4,134,242		$4,125,329	$4,519,626	$4,473,003	$3,974,531	$3,393,666	$109,460		$108,136	$116,875	$121,864	$111,303	$100,820

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

307

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on August 1-2, 2016, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, LP (“AllianceBernstein”), Allianz Global Investors US, LLC (“Allianz”), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. and (“Invesco Advisers”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SAAMCo”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Templeton Global Advisors Limited (“Templeton Global”), Templeton Investment Counsel, LLC (“Templeton Investment”), Wellington Management Company LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 1-2, 2016 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 11-12, 2016.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund series of VC I, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person meeting held on July 11-12, 2016, and executive sessions held during the August 2016 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 11-12, 2016 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2016 meeting. The continuation of all Advisory Contracts was approved at the August 2016 meeting for a one-year term beginning September 1, 2016 and ending August 31, 2017.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) manages the investment and reinvestment of all of, or to the extent applicable, a portion of, the assets of the Funds including, for example, the evaluation of pertinent economic, statistical, financial, and other data; (ii) formulates and implements an investment program on behalf of the Funds; (iii) maintains a trading desk and places orders for the purchase and sale of portfolio investments selected by the Sub-adviser (or arranges for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-adviser, subject to the Sub-adviser’s control, direction, and supervision, which may include brokers or dealers (including futures commission merchants) affiliated with the sub-adviser, subject to applicable law; and (iv) renders regular reports to VALIC and to officers and the Boards concerning their discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

308

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisory Expense Universe and, in some cases as noted below, the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2015.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2016 and that benchmark information provided by management was through the period ended June 30, 2016. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual subadvisory fees were below the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund underperformed the median of the Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of the Performance Universe for the one-year period and outperformed the median of the Performance Universe for the three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Blue Chip Growth Fund (T. Rowe Price). The Fund’s actual management fees were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund outperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund outperformed its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods.

•

Broad Cap Value Income Fund (Barrow Hanley). The Fund’s actual management fees, actual subadvisory fees, and total expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one- and three-year periods and outperformed its Broadridge peer index for the five-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Capital Conservation Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Broadridge peer index and the medians of its Performance Group/Universe for the one-year period and underperformed its Broadridge peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Core Equity Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

309

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Dividend Value Fund (BlackRock/SAAMCo). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund outperformed its Broadridge peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

•

Dynamic Allocation Fund (AllianceBernstein/SAAMCo). The Fund’s actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index and the median of its Performance Universe for the one- and three-year periods. The Fund’s performance was equal to the median of its Performance Group for the one- and three-year periods. The Fund underperformed its benchmark for the one- and three-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable.

The Fund underperformed its Broadridge peer index for the one- and three-year periods and equaled its Broadridge peer index for the five-year period. The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

•

Foreign Value Fund (Templeton Global). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the median of the Subadvisory Expense Universe and noted the limited size of the peer group.

The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•	Global Real Estate Fund (GSAM/Invesco). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe.

The Fund outperformed its Broadridge peer index for the one- and five-year periods and underperformed its Broadridge peer index for the three-year period. The Fund outperformed the median of its Peer Group for the one- and five-year periods and underperformed the median of its Peer Group for the three-year period. The Board Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•	Global Social Awareness Fund (SAAMCo). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe.

The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Global Strategy Fund (Franklin/Templeton Investment). The Fund’s actual management fees were equal to the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe.

The Fund underperformed its Broadridge peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

•

Government Securities Fund (JPMIM). The Fund’s actual management fees were equal to the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Broadridge peer index and the median of its Performance Group for the one- and five-year periods and underperformed its Broadridge peer index and the median of its Performance Group for the three-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period.

•

Growth & Income Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were below the medians of the Subadvisory Expense Group/Universe. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one- and five-year periods and outperformed its Broadridge peer index for the three-year period. The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods.

310

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Growth Fund (American Century). The Fund’s actual management fees were equal to the median of the Expense Universe and above the median of the Expense Group. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the medians of the Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken during the prior year to reduce the Fund’s expenses.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including recent actions taken designed to improve the Fund’s performance.

•

Health Sciences Fund (T. Rowe Price). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken during the past year to reduce the Fund’s expenses.

The Fund underperformed its Broadridge peer index and the medians of its Performance Group/Universe for the one-year period and outperformed its Broadridge peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance.

•

Inflation Protected Fund (PineBridge). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’ expenses.

The Fund outperformed its Broadridge peer index for the one-year period and underperformed its Broadridge peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period, equaled the median of its Performance Group for the three-year period and underperformed the median of its Performance Group for the five-year period. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five- year periods.

•

International Equities Index Fund (SAAMCo). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Universe, as applicable.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund equaled the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

•

International Government Bond Fund (PineBridge). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Universe, as applicable.

The Fund outperformed its Broadridge peer index and the medians of its Performance Universe/Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five- year periods.

•

International Growth Fund (American Century/Invesco/MFS). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions taken during the past year to reduce the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Large Cap Core Fund (Columbia). The Fund’s actual management fees, actual subadvisory fees and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Broadridge peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- year period and outperformed its benchmark for the three- and five- year periods.

•

Large Capital Growth Fund (MFS). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe and actual subadvisory fees were below the Subadvisory Expense Group median and above the Subadvisory Expense Universe median.

The Fund outperformed its Broadridge peer index and the median of its Performance Universe for the one-year period and underperformed its Broadridge peer index and the median of its Performance Universe for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period, was equal to the median of its Performance Group for the three-year period and underperformed the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five- year periods.

311

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Mid Cap Index Fund (SAAMCo). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were equal to the median of the Subadvisory Expense Group and below the median of the Subadvisory Expense Universe, and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Broadridge peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and three-year periods and equaled the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Mid Cap Strategic Growth Fund (Allianz/Janus). The Fund’s actual management fees were equal to the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of Expense Group/Universe. The Fund’s actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Broadridge peer index, the medians of its Performance Group/Universe, and its benchmark for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including actions taken during the past year designed to improve the Fund’s performance.

•

Money Market I Fund (SAAMCo). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the medians of the Subadvisory Expense Universe/Group. The Fund’s total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the significant reimbursement of Fund expenses by VALIC. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund equaled its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund equaled the median of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Nasdaq-100® Index Fund (SAAMCo). The Fund’s actual management fees and actual subadvisory fees were below the medians of the Expense Group/Universe or Subadvisory Expense Universe, as applicable. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund equaled the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Science & Technology Fund (T. Rowe Price/Allianz/Wellington). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Broadridge peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period.

•

Small Cap Fund (Invesco/Bridgeway/T. Rowe Price). The Fund’s actual management fees and actual subadvisory fees were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund outperformed the median of its Performance Universe for the one- and five-year periods and underperformed the median of its Performance Universe for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Index Fund (SAAMCo). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were below the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable.

The Fund underperformed its Broadridge peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period, outperformed the median of its Performance Group for the three-year period and equaled the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Aggressive Growth Fund (Victory Capital Management Inc.). The Fund’s actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses and actual subadvisory fees were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index and the medians of its Performance Group/Universe for the one-year period and outperformed its Broadridge peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for its recent underperformance.

312

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Small Cap Special Values Fund (Wells Capital). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were equal to the median of the Subadvisory Expense Group and above the median of the Subadvisory Expense Universe.

The Fund outperformed its Broadridge peer index, the medians of its Performance Group/Universe, and its benchmark for the one-, three- and five- year periods.

•

Small-Mid Growth Fund (GSAM). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund underperformed its Broadridge peer index for the one- and five-year periods and outperformed its Broadridge peer index for the three-year period. The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period.

•

Stock Index Fund (SAAMCo). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual subadvisory fees were above the median of the Subadvisory Expense Group and below the median of the Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Broadridge peer index for the one-year period and underperformed its Broadridge Peer Index for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Value Fund (Wellington). The Fund’s actual management fees, actual subadvisory fees, and total net expenses were above the medians of the Expense Group/Universe or Subadvisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2017.

The Fund outperformed its Broadridge peer index and the medians of its Performance Universe/Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II, an affiliated registered investment company advised by VALIC, pays VALIC an annual fee of 0.25% on average daily net assets of certain Funds pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

313

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they are currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

314

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

Supplement dated December 22, 2016, to each

Prospectus dated October 1, 2016, as amended

Effective immediately, all reference to the hyperlink www.valic.com/Prospectuses-Reports_3240_424368.html is deleted and replaced with a reference to the following hyperlink:

www.valic.com/prospectus-and-reports/annuities

Please retain this supplement for future reference.

Versions: AGL 33, DAF, SALA 6

315

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

INFLATION PROTECTED FUND

(the “Fund”)

Supplement dated October 31, 2016, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

The following changes to the Prospectus are effective on October 31, 2016:

In the section entitled “Fund Summary: Inflation Protected Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Robert Vanden Assem, CFA	2004	Managing Director and Head of Investment Graded Fixed Income
Roberto Coronado	2016	Senior Vice President and Senior Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on page 134 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

Investment decisions for the Inflation Protected Fund are made by Robert Vanden Assem and Roberto Coronado. Please see above for the biography of Mr. Vanden Assem. Mr. Coronado, Senior Vice President and Senior Portfolio Manager, joined PineBridge in 2014. He is responsible for managing global aggregate funds and the global and European bond strategies for both institutional and retail clients. Previously, Mr. Coronado was a Portfolio Manager covering global bond and absolute return strategies at Deutsche Asset Management. Prior to that, he worked at GE Commercial Finance as a credit analyst, and began his investment career in 2000 as an analyst at ABB Financial Services. He holds a Bachelor of Business Administration in Finance from the University of Texas at Arlington and a Master of Science in International Business and Finance from Stockholm School of Economics.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC COMPANY I

SCIENCE & TECHNOLOGY FUND

(the “Fund”)

Supplement dated December 22, 2016, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

Effective immediately, all reference to Michael T. Masdea, a portfolio manager associated with Wellington Management Company LLP, a subadviser to the Fund, is hereby deleted in its entirety. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

316

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Asset Allocation Fund

(the “Fund”)

Supplement dated January 27, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

The following is effective January 27, 2017:

The section entitled “Fund Summary: Asset Allocation Fund – Principal Investment Strategies of the Fund” is supplemented as follows:

The Fund may invest up to 40% of its assets in foreign securities. The Fund may use forward foreign currency exchange contracts to hedge against movement in the value of foreign currencies.

The section entitled “Fund Summary: Asset Allocation Fund – Principal Risks of Investing in the Fund” is supplemented as follows:

Currency Risk: Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

In the section entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Asset Allocation Fund,” the third paragraph is hereby deleted in its entirety and replaced with the following:

The Fund is also subject to the following additional risks: Investment Company Risk, Emerging Markets Risk, Small-Cap Company Risk, Mortgage and Asset-Backed Securities Risk, Non-Mortgage Asset-Backed Securities Risk, Junk Bond Risk, and Growth-Style Risk.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

317

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 2-83631

VALIC COMPANY I

Small Cap Fund (the “Fund”)

Supplement dated January 27, 2017, to the

Prospectus dated October 1, 2016, as supplemented and amended to date

On January 23, 2017, the Board of Directors (the “Board”) of VALIC Company I (the “Company”), including a majority of those directors who are not interested persons of the Company, as defined in the Investment Company Act of 1940, as amended, approved: (i) a new Subadvisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) with respect to the Fund. JPMIM will replace Invesco Advisers, Inc. (“Invesco”) as a subadviser to a portion of the Fund. It is currently anticipated this change will become effective on or about March 7, 2017 (the “Effective Date”).

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on February 28, 2017 will receive a notice explaining how to access an information statement that contains additional information you should know about the new Subadvisory Agreement.

On the Effective Date, the following changes to the Prospectus will become effective:

In the section entitled “Fund Summary: Small Cap Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

T. Rowe Price Associates, Inc. (“T. Rowe Price”) has served as sub-adviser of the Fund since its inception. American Century Investment Management and Franklin Portfolio Associate served as sub-advisers from June 21, 2004 through March 7, 2008. Bridgeway Capital Management, Inc. (“Bridgeway”) became a sub-adviser on October 1, 2006. Effective March 7, 2017, J.P. Morgan Investment Management Inc. (“JPMIM”), assumed management of a portion of the Fund. From March 10, 2008 to March 6, 2017, the portion of the Portfolio managed by JPMIM was managed by Invesco Advisers, Inc.

As of March 7, 2017, JPMIM, T. Rowe Price and Bridgeway managed approximately 60%, 30% and 10% of the Fund’s assets, respectively. The percentage of the Fund’s assets that each sub-adviser manages may, at the adviser’s discretion, change from time to time.

The section entitled “Fund Summary: Small Cap Fund – Investment Adviser,” and the table captioned “Portfolio Managers,” are deleted in their entirety and replaced with the following:

Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company. The Fund is subadvised by Bridgeway, JPMIM and T. Rowe Price.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Bridgeway
John N.R. Montgomery	2006	Chief Investment Officer, Portfolio Manager
Elena Khoziaeva, CFA	2006	Portfolio Manager
Michael Whipple, CFA	2006	Portfolio Manager
Christine L. Wang, CFA	2010	Portfolio Manager

JPMIM
Don San Jose	2017	Lead Portfolio Manager
Dan Percella	2017	Portfolio Manager

T. Rowe Price
Frank M. Alonso	2016	Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” all references to Invesco as subadviser to the Fund are deleted in their entirety. In addition, in such section, Small Cap Fund is added as a fund subadvised by JPMIM and the following paragraph is added at the end of the subsection entitled “J.P. Morgan Investment Management Inc. (“JPMIM”)”:

The Small Cap Fund is managed by a team led by Don San Jose and Dan Percella. Mr. San Jose, Managing Director and CFA charterholder, is the portfolio manager of JPMIM’s Small Cap Active Core Strategy. A JPMIM employee since 2000, Mr. San Jose was an analyst in JPMIM Securities’ equity research department covering capital goods companies before joining the small cap group. Prior to joining JPMIM, Mr. San Jose was an equity research associate at ING Baring Furman Selz. Mr. San Jose holds a B.S. in finance from The Wharton School of the University of Pennsylvania and is a member of both the New York Society of Security Analysts and the CFA Institute. Mr. Percella, Executive Director and CFA charterholder, is a co-portfolio manager and an analyst on JPMIM’s Small Cap Active Core Team. A JPMIM employee since 2008, Mr. Percella was previously a member of Institutional Investor-ranked equity research teams covering the transportation sector at Bear Stearns, Bank of America and Citigroup. Mr. Percella holds a B.S. in economics from Georgetown University’s Walsh School of Foreign Service and is a member of both the New York Society of Security Analysts and the CFA Institute.

Capitalized terms used herein but not defined have the meaning assigned to them by the Prospectus.

Please retain this supplement for future reference.

318

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors, Limited

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Diedre L. Phipps,

Assistant Treasurer

John E. Smith, Jr.

Assistant Treasurer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Assistant Secretary

Louis O. Ducote, II

Assistant Secretary

Shana L. Walker,

Assistant Secretary

319

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

320

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873 (11/2016) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2017